UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07452

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices)    (Zip code)

Sheri Morris     11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	12/31

Date of reporting period:	06/30/21

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not Applicable.

Semiannual Report to Shareholders	June 30, 2021

Invesco V.I. American Franchise Fund

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/ esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VK-VIAMFR-SAR-1

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/20 to 6/30/21, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	11.99%
Series II Shares	11.86
S&P 500 Index▼ (Broad Market Index)	15.25
Russell 1000 Growth Index▼ (Style-Specific Index)	12.99
Lipper VUF Large-Cap Growth Funds Index∎ (Peer Group Index)	12.74
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.
The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
The Lipper VUF Large-Cap Growth Funds Index is an unmanaged index considered representative of large-cap growth variable insurance underlying funds tracked by Lipper.
The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/21

Series I Shares
Inception (7/3/95)	11.28%
10 Years	15.95
5 Years	23.28
1 Year	42.86
Series II Shares
Inception (9/18/00)	5.17%
10 Years	15.66
5 Years	22.97
1 Year	42.49

Effective June 1, 2010, Class I and Class II shares of the predecessor fund, Van Kampen Life Investment Trust Capital Growth Portfolio, advised by Van Kampen Asset Management were reorganized into Series I and Series II shares, respectively, of Invesco Van Kampen V.I. Capital Growth Fund (renamed Invesco V.I. American Franchise Fund on April 29, 2013). Returns shown above, prior to June 1, 2010, for Series I and Series II shares are those of the Class I shares and Class II shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. American Franchise Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. American Franchise Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. American Franchise Fund

Schedule of Investments(a)

June 30, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–100.25%
Aerospace & Defense–1.82%
Teledyne Technologies, Inc.(b)	18,438	$7,722,388
Textron, Inc.	121,739	8,371,991
		16,094,379

Agricultural Products–0.32%
Darling Ingredients, Inc.(b)	41,683	2,813,603

Application Software–4.27%
DocuSign, Inc.(b)	36,146	10,105,337
Paycom Software, Inc.(b)	6,857	2,492,314
RingCentral, Inc., Class A(b)(c)	60,307	17,524,008
Synopsys, Inc.(b)	23,287	6,422,322
Unity Software, Inc.(b)(c)	11,377	1,249,536
		37,793,517

Asset Management & Custody Banks–3.36%
Apollo Global Management, Inc.(c)	286,641	17,829,070
KKR & Co., Inc., Class A(c)	201,089	11,912,513
		29,741,583

Automobile Manufacturers–0.70%
General Motors Co.(b)	104,296	6,171,194

Automotive Retail–0.32%
CarMax, Inc.(b)	22,188	2,865,580

Biotechnology–0.72%
Alnylam Pharmaceuticals, Inc.(b)	6,669	1,130,529
BeiGene Ltd., ADR (China)(b)	6,153	2,111,648
C4 Therapeutics, Inc.(b)(c)	16,585	627,576
Kura Oncology, Inc.(b)(c)	55,311	1,153,235
uniQure N.V. (Netherlands)(b)	44,022	1,355,878
		6,378,866

Casinos & Gaming–1.59%
Caesars Entertainment, Inc.(b)	42,278	4,386,343
Penn National Gaming, Inc.(b)	126,935	9,709,258
		14,095,601

Construction Machinery & Heavy Trucks–0.53%
Oshkosh Corp.	37,783	4,709,273

Consumer Electronics–1.50%
Sony Group Corp. (Japan)	137,200	13,315,682

Consumer Finance–0.07%
American Express Co.	3,685	608,873

Copper–1.42%
Freeport-McMoRan, Inc.	338,786	12,572,348

Data Processing & Outsourced Services–8.80%
PayPal Holdings, Inc.(b)	102,385	29,843,180
Square, Inc., Class A(b)(c)	44,659	10,887,864
StoneCo Ltd., Class A (Brazil)(b)	211,344	14,172,729
Visa, Inc., Class A	98,580	23,049,975
		77,953,748

	Shares	Value

Diversified Support Services–0.35%
Cintas Corp.	8,204	$3,133,928

Electrical Components & Equipment–0.45%
ABB Ltd., ADR (Switzerland)(c)	117,735	4,001,813

Environmental & Facilities Services–0.44%
GFL Environmental, Inc. (Canada)	121,494	3,878,088

Financial Exchanges & Data–0.29%
MarketAxess Holdings, Inc.	3,598	1,667,997
S&P Global, Inc.(c)	2,220	911,199
		2,579,196

Food Distributors–1.10%
US Foods Holding Corp.(b)	253,419	9,721,153

Health Care Equipment–2.49%
DexCom, Inc.(b)	7,432	3,173,464
Intuitive Surgical, Inc.(b)	9,166	8,429,420
Shockwave Medical, Inc.(b)(c)	11,557	2,192,709
Teleflex, Inc.	12,930	5,195,145
Zimmer Biomet Holdings, Inc.	19,279	3,100,449
		22,091,187

Health Care Services–0.15%
Amedisys, Inc.(b)(c)	5,351	1,310,620

Health Care Supplies–1.17%
Align Technology, Inc.(b)	8,596	5,252,156
Cooper Cos., Inc. (The)	12,850	5,092,070
		10,344,226

Home Improvement Retail–2.19%
Lowe’s Cos., Inc.	99,955	19,388,271

Hotels, Resorts & Cruise Lines–2.10%
Booking Holdings, Inc.(b)	7,587	16,601,039
Travel + Leisure Co.	33,807	2,009,826
		18,610,865

Industrial Conglomerates–0.41%
Roper Technologies, Inc.	7,771	3,653,924

Integrated Oil & Gas–1.37%
Occidental Petroleum Corp.	387,662	12,122,191

Interactive Home Entertainment–4.39%
Activision Blizzard, Inc.	204,606	19,527,597
Electronic Arts, Inc.	40,303	5,796,780
Nintendo Co. Ltd. (Japan)	21,000	12,218,640
Take-Two Interactive Software, Inc.(b)	7,544	1,335,439
		38,878,456

Interactive Media & Services–10.28%
Alphabet, Inc., Class A(b)	14,461	35,310,725
Facebook, Inc., Class A(b)	128,903	44,820,862
Kuaishou Technology (China)(b)(d)	124,100	2,957,890
Pinterest, Inc., Class A(b)	50,601	3,994,949

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Franchise Fund

	Shares	Value

Interactive Media & Services–(continued)
ZoomInfo Technologies, Inc., Class A(b)	76,847	$4,009,108
		91,093,534

Internet & Direct Marketing Retail–13.11%
Alibaba Group Holding Ltd., ADR (China)(b)	57,582	13,058,446
Amazon.com, Inc.(b)	20,732	71,321,397
Farfetch Ltd., Class A (United Kingdom)(b)	300,927	15,154,683
HelloFresh SE (Germany)(b)	131,411	12,776,422
MercadoLibre, Inc. (Argentina)(b)	2,453	3,821,259
		116,132,207

Internet Services & Infrastructure–0.93%
Twilio, Inc., Class A(b)	20,923	8,247,010

Leisure Products–0.30%
Polaris, Inc.(c)	19,388	2,655,380

Life Sciences Tools & Services–3.12%
10X Genomics, Inc., Class A(b)	24,230	4,744,719
Avantor, Inc.(b)(c)	333,487	11,842,123
IQVIA Holdings, Inc.(b)	45,658	11,063,847
		27,650,689

Managed Health Care–0.18%
UnitedHealth Group, Inc.	3,989	1,597,355

Movies & Entertainment–0.46%
Netflix, Inc.(b)	7,692	4,062,991

Oil & Gas Equipment & Services–1.64%
Baker Hughes Co., Class A	485,195	11,096,410
TechnipFMC PLC (United Kingdom)(b)	382,165	3,458,593
		14,555,003

Oil & Gas Exploration & Production–0.22%
Devon Energy Corp.	67,940	1,983,169

Pharmaceuticals–1.79%
Reata Pharmaceuticals, Inc., Class A(b)(c)	112,360	15,902,311

Research & Consulting Services–0.43%
CoStar Group, Inc.(b)(c)	45,660	3,781,561

Semiconductor Equipment–5.29%
Applied Materials, Inc.	213,044	30,337,465
ASML Holding N.V., New York Shares (Netherlands)	15,264	10,544,982
Lam Research Corp.	9,238	6,011,167
		46,893,614

Semiconductors–5.81%
Monolithic Power Systems, Inc.	14,004	5,229,794
NVIDIA Corp.	28,307	22,648,430
QUALCOMM, Inc.	165,115	23,599,887
		51,478,111

	Shares	Value

Systems Software–8.22%
Microsoft Corp.	147,622	$39,990,800
Palo Alto Networks, Inc.(b)	50,878	18,878,282
SentinelOne, Inc.	15,580	662,150
ServiceNow, Inc.(b)	24,120	13,255,146
		72,786,378

Technology Hardware, Storage & Peripherals–2.54%
Apple, Inc.	164,140	22,480,614

Tobacco–0.71%
Philip Morris International, Inc.	63,423	6,285,854

Trading Companies & Distributors–1.40%
Fastenal Co.(c)	94,473	4,912,596
United Rentals, Inc.(b)	23,408	7,467,386
		12,379,982

Trucking–1.50%
Knight-Swift Transportation Holdings, Inc.	85,972	3,908,287
Lyft, Inc., Class A(b)(c)	129,006	7,802,283
Uber Technologies, Inc.(b)	32,208	1,614,265
		13,324,835
Total Common Stocks & Other Equity Interests (Cost $422,598,835)		888,118,763

Money Market Funds–0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f)	1,651	1,651
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)(f)	1,886	1,886
Total Money Market Funds (Cost $3,537)		3,537
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.25% (Cost $422,602,372)		888,122,300

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–8.66%
Invesco Private Government Fund, 0.02%(e)(f)(g)	23,007,626	23,007,625
Invesco Private Prime Fund, 0.12%(e)(f)(g)	53,662,994	53,684,460
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $76,692,085)		76,692,085
TOTAL INVESTMENTS IN SECURITIES–108.91% (Cost $499,294,457)		964,814,385
OTHER ASSETS LESS LIABILITIES–(8.91)%		(78,929,127)
NET ASSETS–100.00%		$885,885,258

Investment Abbreviations:

ADR – American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Franchise Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2021.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2021 represented less than 1% of the Fund’s Net Assets.

(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 339,535	$ 23,041,738	$ (23,379,622)	$-	$ -	$ 1,651	$ 76
Invesco Liquid Assets Portfolio, Institutional Class	241,150	16,311,889	(16,553,063)	-	24	-	42
Invesco Treasury Portfolio, Institutional Class	388,040	26,333,415	(26,719,569)	-	-	1,886	30
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,232,586	47,862,847	(27,087,808)	-	-	23,007,625	199*
Invesco Private Prime Fund	3,348,878	85,433,562	(35,098,464)	-	484	53,684,460	2,718*
Total	$6,550,189	$198,983,451	$(128,838,526)	$-	$508	$76,695,622	$3,065

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2021

Information Technology	35.86%
Consumer Discretionary	21.81
Communication Services	15.13
Health Care	9.62
Industrials	7.33
Financials	3.72
Energy	3.23
Consumer Staples	2.13
Other Sectors, Each Less than 2% of Net Assets	1.41
Money Market Funds Plus Other Assets Less Liabilities	(0.24)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Franchise Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $422,598,835)*	$888,118,763
Investments in affiliated money market funds, at value (Cost $76,695,622)	76,695,622
Foreign currencies, at value (Cost $259,491)	258,765
Receivable for:
Investments sold	7,810,868
Fund shares sold	36,445
Dividends	118,343
Investment for trustee deferred compensation and retirement plans	327,340
Total assets	973,366,146

Liabilities:
Payable for:
Investments purchased	7,432,110
Fund shares reacquired	1,549,230
Amount due custodian	612,740
Collateral upon return of securities loaned	76,692,085
Accrued fees to affiliates	728,483
Accrued other operating expenses	120,021
Trustee deferred compensation and retirement plans	346,219
Total liabilities	87,480,888
Net assets applicable to shares outstanding	$885,885,258

Net assets consist of:
Shares of beneficial interest	$217,918,456
Distributable earnings	667,966,802
$885,885,258

Net Assets:
Series I	$627,731,826
Series II	$258,153,432

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	6,289,781
Series II	2,736,832
Series I:
Net asset value per share	$ 99.80
Series II:
Net asset value per share	$ 94.33

*	At June 30, 2021, securities with an aggregate value of $70,455,649 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $37,728)	$2,021,759

Dividends from affiliated money market funds (includes securities lending income of $26,336)	26,484

Total investment income	2,048,243

Expenses:
Advisory fees	2,821,729

Administrative services fees	691,152

Custodian fees	9,972

Distribution fees - Series II	293,092

Transfer agent fees	35,544

Trustees’ and officers’ fees and benefits	12,287

Reports to shareholders	79,842

Professional services fees	29,434

Other	6,568

Total expenses	3,979,620

Less: Fees waived	(344)

Net expenses	3,979,276

Net investment income (loss)	(1,931,033)

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	112,288,764

Affiliated investment securities	508

Foreign currencies	20,029

112,309,301

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(13,804,104)

Foreign currencies	(3,295)

(13,807,399)

Net realized and unrealized gain	98,501,902

Net increase in net assets resulting from operations	$96,570,869

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Franchise Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30, 2021	December 31, 2020

Operations:
Net investment income (loss)	$(1,931,033)	$(1,677,294)

Net realized gain	112,309,301	99,300,770

Change in net unrealized appreciation (depreciation)	(13,807,399)	152,266,846

Net increase in net assets resulting from operations	96,570,869	249,890,322

Distributions to shareholders from distributable earnings:
Series I	–	(38,450,337)

Series II	–	(13,951,148)

Total distributions from distributable earnings	–	(52,401,485)

Share transactions–net:
Series I	(53,190,653)	(26,428,995)

Series II	12,363,137	6,495,285

Net increase (decrease) in net assets resulting from share transactions	(40,827,516)	(19,933,710)

Net increase in net assets	55,743,353	177,555,127

Net assets:
Beginning of period	830,141,905	652,586,778

End of period	$885,885,258	$830,141,905

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Franchise Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
			(losses)								net assets		assets without		investment
	Net asset	Net	on securities		Dividends	Distributions					with fee waivers		fee waivers		income
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	and/or		and/or		(loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	expenses		expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	distributions	of period	return (b)	(000’s omitted)	absorbed		absorbed		net assets		turnover (c)
Series I
Six months ended 06/30/21	$89.10	$(0.18)	$10.88	$10.70	$–	$–	$–	$99.80	12.01%	$627,732	0.87	%(d)	0.87	%(d)	(0.39	)%(d)	31%
Year ended 12/31/20	67.15	(0.13)	28.00	27.87	(0.06)	(5.86)	(5.92)	89.10	42.35	611,334	0.86		0.86		(0.18)		54
Year ended 12/31/19	57.15	0.10	19.86	19.96	–	(9.96)	(9.96)	67.15	36.76	490,366	0.86		0.87		0.15		40
Year ended 12/31/18	62.97	(0.00)	(1.50)	(1.50)	–	(4.32)	(4.32)	57.15	(3.62)	405,192	0.88		0.88		(0.00)		42
Year ended 12/31/17	53.58	(0.04)	14.50	14.46	(0.05)	(5.02)	(5.07)	62.97	27.34	491,271	0.89		0.89		(0.06)		45
Year ended 12/31/16	57.30	0.07	1.33	1.40	–	(5.12)	(5.12)	53.58	2.27	420,824	0.93		0.93		0.12		59
Series II
Six months ended 06/30/21	84.31	(0.28)	10.30	10.02	–	–	–	94.33	11.88	258,153	1.12	(d)	1.12	(d)	(0.64	)(d)	31
Year ended 12/31/20	63.90	(0.31)	26.58	26.27	–	(5.86)	(5.86)	84.31	41.99	218,808	1.11		1.11		(0.43)		54
Year ended 12/31/19	54.90	(0.07)	19.03	18.96	–	(9.96)	(9.96)	63.90	36.43	162,221	1.11		1.12		(0.10)		40
Year ended 12/31/18	60.79	(0.16)	(1.41)	(1.57)	–	(4.32)	(4.32)	54.90	(3.88)	133,216	1.13		1.13		(0.25)		42
Year ended 12/31/17	51.95	(0.19)	14.05	13.86	–	(5.02)	(5.02)	60.79	27.03	170,956	1.14		1.14		(0.31)		45
Year ended 12/31/16	55.85	(0.06)	1.28	1.22	–	(5.12)	(5.12)	51.95	2.00	151,599	1.18		1.18		(0.13)		59

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $616,719 and $236,417 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Franchise Fund

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco V.I. American Franchise Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Fund is classified as non-diversified. The Fund’s classification changed from diversified to non-diversified on April 30, 2021. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek capital growth.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

Invesco V.I. American Franchise Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement

Invesco V.I. American Franchise Fund

based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

M.

Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.695%

Next $250 million	0.670%

Next $500 million	0.645%

Next $550 million	0.620%

Next $3.45 billion	0.600%

Next $250 million	0.595%

Next $2.25 billion	0.570%

Next $2.5 billion	0.545%

Over $10 billion	0.520%

For the six months ended June 30, 2021, the effective advisory fee rate incurred by the Fund was 0.67%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2021, the Adviser waived advisory fees of $344.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2021, Invesco was paid $56,982 for accounting and fund administrative services and was reimbursed $634,170 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2021, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Invesco V.I. American Franchise Fund

For the six months ended June 30, 2021, the Fund incurred $9,184 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$846,850,129	$41,268,634	$–	$888,118,763
Money Market Funds	3,537	76,692,085	–	76,695,622
Total Investments	$846,853,666	$117,960,719	$–	$964,814,385

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2021, the Fund engaged in securities purchases of $1,706,286.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2020.

Invesco V.I. American Franchise Fund

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $265,365,038 and $305,642,659, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$466,044,412

Aggregate unrealized (depreciation) of investments	(4,845,137)

Net unrealized appreciation of investments	$461,199,275

Cost of investments for tax purposes is $503,615,110.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended		Year ended
	June 30, 2021(a)		December 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Series I	104,077	$9,741,094	358,250	$27,495,024

Series II	298,693	26,280,503	382,659	27,974,194

Issued as reinvestment of dividends:
Series I	-	-	473,119	38,450,334

Series II	-	-	181,325	13,951,148

Reacquired:
Series I	(675,737)	(62,931,747)	(1,272,230)	(92,374,353)

Series II	(157,095)	(13,917,366)	(507,251)	(35,430,057)

Net increase (decrease) in share activity	(430,062)	$(40,827,516)	(384,128)	$(19,933,710)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. American Franchise Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/21)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,119.90	$4.57	$1,020.48	$4.36	0.87%
Series II	1,000.00	1,118.60	5.88	1,019.24	5.61	1.12

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. American Franchise Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. American Franchise Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Growth Index (Index). The Board noted that performance of Series I shares of the Fund was in the second quintile of its performance universe for the one year period, and the third quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one year period, reasonably comparable to the performance of the Index for the three year period, and below the performance of the Index for the five year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense

Invesco V.I. American Franchise Fund

group. The Board noted that the contractual management fee rate for Series I shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the

Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. American Franchise Fund

Proxy Results

A Virtual Special Meeting (“Meeting”) of Shareholders of Invesco V.I. American Franchise Fund (the “Fund”) was held on January 22, 2021. The Meeting was held for the following purpose:

(1) Approval of changing the Fund’s sub-classification from “diversified” to “non-diversified” and approve the elimination of a related fundamental investment restriction.

The results of the voting on the above matter were as follows:

Matters	Votes For	Votes Against	Votes Abstain
Approval of changing the Fund’s sub-classification from “diversified” to “non-diversified” and approve the elimination of a related fundamental (1) investment restriction	6,751,138.50	935,650.81	620,441.36

Invesco V.I. American Franchise Fund

Semiannual Report to Shareholders	June 30, 2021

Invesco V.I. American Value Fund

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are
811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/ esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VK-VIAMVA-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/20 to 6/30/21, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	19.43%
Series II Shares	19.27
S&P 500 Index▼ (Broad Market Index)	15.25
Russell Midcap Value Index▼ (Style-Specific Index)	19.45
Lipper VUF Mid Cap Value Funds Index∎ (Peer Group Index)	19.38
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell Midcap® Value Index is an unmanaged index considered representative of mid-cap value stocks. The Russell Midcap Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper VUF Mid Cap Value Funds Index is an unmanaged index considered representative of mid-cap value variable insurance underlying funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/21

Series I Shares
Inception (1/2/97)	9.64%
10 Years	9.48
5 Years	10.38
1 Year	50.92

Series II Shares
Inception (5/5/03)	10.07%
10 Years	9.23
5 Years	10.10
1 Year	50.51

Effective June 1, 2010, Class I and Class II shares of the predecessor fund, The Universal Institutional Funds, Inc. U.S. Mid Cap Value Portfolio, advised by Morgan Stanley Investment Management Inc. were reorganized into Series I and Series II shares, respectively, of Invesco Van Kampen V.I. Mid Cap Value Fund (renamed Invesco V.I. American Value Fund on April 29, 2013). Returns shown above, prior to June 1, 2010, for Series I and Series II shares are those of the Class I shares and Class II shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. American Value Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. American Value Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. American Value Fund

Schedule of Investments(a)

June 30, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.67%
Agricultural & Farm Machinery–2.12%
AGCO Corp.	60,348	$7,868,172

Airlines–1.43%
Frontier Group Holdings, Inc.(b)	310,520	5,291,261

Apparel, Accessories & Luxury Goods–3.73%
Ralph Lauren Corp.	57,733	6,801,525
Tapestry, Inc.(b)	161,580	7,025,498
		13,827,023

Auto Parts & Equipment–2.00%
Lear Corp.	42,238	7,403,477

Broadcasting–2.61%
Discovery, Inc., Class A(b)	177,643	5,450,087
Nexstar Media Group, Inc., Class A	28,566	4,224,340
		9,674,427

Building Products–2.67%
Johnson Controls International PLC	144,265	9,900,907

Communications Equipment–2.37%
Ciena Corp.(b)	154,305	8,778,411

Construction Machinery & Heavy Trucks–2.43%
Oshkosh Corp.	72,139	8,991,405

Consumer Finance–3.00%
Ally Financial, Inc.	223,332	11,130,867

Copper–1.31%
Freeport-McMoRan, Inc.	130,344	4,837,066

Data Processing & Outsourced Services–1.84%
Sabre Corp.(b)(c)	547,056	6,827,259

Distributors–2.39%
LKQ Corp.(b)	180,094	8,864,227

Diversified Chemicals–2.15%
Eastman Chemical Co.	68,116	7,952,543

Electric Utilities–4.92%
Entergy Corp.	58,270	5,809,519
Evergy, Inc.	100,477	6,071,825
Exelon Corp.	143,005	6,336,552
		18,217,896

Electrical Components & Equipment–3.14%
Vertiv Holdings Co.	426,083	11,632,066

Electronic Equipment & Instruments–2.02%
Vontier Corp.	229,960	7,492,097

Food Distributors–2.12%
Performance Food Group Co.(b)	162,131	7,861,732

General Merchandise Stores–1.75%
Dollar Tree, Inc.(b)	65,277	6,495,062

	Shares	Value
Health Care Distributors–1.88%
Henry Schein, Inc.(b)	93,653	$6,948,116

Health Care Facilities–1.88%
Encompass Health Corp.	89,461	6,980,642

Health Care Technology–2.45%
Cerner Corp.	50,394	3,938,795
Inovalon Holdings, Inc., Class A(b)	151,078	5,148,738
		9,087,533

Hotels, Resorts & Cruise Lines–2.26%
Wyndham Hotels & Resorts, Inc.	116,066	8,390,411

Industrial Machinery–1.93%
Kennametal, Inc.	199,142	7,153,181

Industrial REITs–2.12%
First Industrial Realty Trust, Inc.	150,250	7,847,557

Insurance Brokers–2.66%
Arthur J. Gallagher & Co.	70,237	9,838,799

Investment Banking & Brokerage–1.69%
Stifel Financial Corp.	96,608	6,265,995

Life & Health Insurance–3.73%
Athene Holding Ltd., Class A(b)	204,442	13,799,835

Managed Health Care–2.13%
Centene Corp.(b)	107,950	7,872,793

Marine–2.11%
Kirby Corp.(b)	128,891	7,815,950

Oil & Gas Exploration & Production–5.67%
Devon Energy Corp.	401,577	11,722,033
Pioneer Natural Resources Co.	57,085	9,277,454
		20,999,487

Other Diversified Financial Services–2.81%
Voya Financial, Inc.	169,138	10,401,987

Paper Packaging–2.29%
Westrock Co.	159,107	8,467,675

Regional Banks–8.67%
Huntington Bancshares, Inc.	612,640	8,742,373
KeyCorp	396,730	8,192,474
Wintrust Financial Corp.	97,350	7,362,581
Zions Bancorporation N.A.	147,754	7,810,276
		32,107,704

Residential REITs–4.08%
American Homes 4 Rent, Class A	174,106	6,764,018
UDR, Inc.	170,491	8,350,649
		15,114,667

Semiconductor Equipment–1.48%
MKS Instruments, Inc.	30,850	5,489,758

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Value Fund

	Shares	Value
Soft Drinks–2.07%
Coca-Cola Europacific Partners PLC (United Kingdom)	129,475	$7,680,457

Trucking–1.76%
Knight-Swift Transportation Holdings, Inc.	143,753	6,535,011
Total Common Stocks & Other Equity Interests (Cost $275,902,925)		361,843,456

Money Market Funds–2.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	2,627,990	2,627,990
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	1,898,326	1,899,085
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	3,003,418	3,003,418
Total Money Market Funds (Cost $7,530,493)		7,530,493
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities onloan)-99.70% (Cost $283,433,418)		369,373,949

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.66%
Invesco Private Government Fund, 0.02%(d)(e)(f)	1,845,000	$1,845,000
Invesco Private Prime Fund, 0.12%(d)(e)(f)	4,303,279	4,305,000
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,150,000)		6,150,000
TOTAL INVESTMENTS IN SECURITIES–101.36% (Cost $289,583,418)		375,523,949
OTHER ASSETS LESS LIABILITIES–(1.36)%		(5,020,833)
NET ASSETS–100.00%		$370,503,116

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value June 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,623,654	$36,835,077	$(35,830,741)	$ -	$ -	$2,627,990	$414
Invesco Liquid Assets Portfolio, Institutional Class	1,390,691	26,311,391	(25,803,137)	(797)	937	1,899,085	200
Invesco Treasury Portfolio, Institutional Class	1,855,604	42,097,231	(40,949,417)	-	-	3,003,418	165
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	6,018,735	(4,173,735)	-	-	1,845,000	26*
Invesco Private Prime Fund	-	10,141,346	(5,836,346)	-	-	4,305,000	526*
Total	$4,869,949	$121,403,780	$(112,593,376)	$(797)	$937	$13,680,493	$1,331

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Value Fund

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2021

Financials	22.56%
Industrials	17.59
Consumer Discretionary	12.13
Health Care	8.34
Information Technology	7.71
Real Estate	6.20
Materials	5.75
Energy	5.67
Utilities	4.92
Consumer Staples	4.19
Communication Services	2.61
Money Market Funds Plus Other Assets Less Liabilities	2.33

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Value Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $275,902,925)*	$361,843,456
Investments in affiliated money market funds, at value (Cost $13,680,493)	13,680,493
Cash	9,962
Receivable for:
Investments sold	2,475,148
Fund shares sold	94,284
Dividends	326,306
Investment for trustee deferred compensation and retirement plans	165,628
Other assets	441
Total assets	378,595,718

Liabilities:
Payable for:
Investments purchased	852,880
Fund shares reacquired	472,579
Amount due custodian – foreign currency, at value (Cost $881)	881
Collateral upon return of securities loaned	6,150,000
Accrued fees to affiliates	280,450
Accrued other operating expenses	154,658
Trustee deferred compensation and retirement plans	181,154
Total liabilities	8,092,602
Net assets applicable to shares outstanding	$370,503,116

Net assets consist of:
Shares of beneficial interest	$244,412,910
Distributable earnings	126,090,206
$370,503,116

Net Assets:
Series I	$161,798,991
Series II	$208,704,125

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	8,574,375
Series II	11,202,852
Series I:
Net asset value per share	$18.87
Series II:
Net asset value per share	$18.63

*	At June 30, 2021, security with a value of $6,140,160 was on loan to brokers.

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:
Dividends	$2,212,175
Dividends from affiliated money market funds (includes securities lending income of $296)	1,075
Total investment income	2,213,250

Expenses:
Advisory fees	1,046,893
Administrative services fees	243,933
Custodian fees	4,521
Distribution fees - Series II	236,618
Transfer agent fees	11,350
Trustees’ and officers’ fees and benefits	10,106
Reports to shareholders	6,633
Professional services fees	18,852
Other	3,951
Total expenses	1,582,857
Less: Fees waived	(1,505)
Net expenses	1,581,352
Net investment income	631,898

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	57,763,405
Affiliated investment securities	937
Foreign currencies	6
57,764,348
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(14,270,820)
Affiliated investment securities	(797)
Foreign currencies	635
(14,270,982)
Net realized and unrealized gain	43,493,366
Net increase in net assets resulting from operations	$44,125,264

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Value Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30, 2021	December 31, 2020

Operations:
Net investment income	$631,898	$1,389,408

Net realized gain (loss)	57,764,348	(9,455,815)

Change in net unrealized appreciation (depreciation)	(14,270,982)	3,359,843

Net increase (decrease) in net assets resulting from operations	44,125,264	(4,706,564)

Distributions to shareholders from distributable earnings:
Series I	–	(1,301,570)

Series II	–	(3,011,200)

Total distributions from distributable earnings	–	(4,312,770)

Share transactions–net:
Series I	75,806,305	(10,241,455)

Series II	9,498,899	(58,356,016)

Net increase (decrease) in net assets resulting from share transactions	85,305,204	(68,597,471)

Net increase (decrease) in net assets	129,430,468	(77,616,805)

Net assets:
Beginning of period	241,072,648	318,689,453

End of period	$370,503,116	$241,072,648

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Value Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/21	$15.80	$0.05	$3.02	$3.07	$–	$–	$–	$18.87	19.43%	$161,799	0.91	%(d)	0.91	%(d)	0.58	%(d)	66%
Year ended 12/31/20	15.92	0.10	0.04	0.14	(0.13)	(0.13)	(0.26)	15.80	1.12	73,098	0.93		0.93		0.74		59
Year ended 12/31/19	13.86	0.12	3.24	3.36	(0.11)	(1.19)	(1.30)	15.92	25.03	84,799	0.92		0.92		0.78		68
Year ended 12/31/18	18.38	0.10	(1.87)	(1.77)	(0.09)	(2.66)	(2.75)	13.86	(12.65)	77,491	0.93		0.93		0.52		39
Year ended 12/31/17	17.06	0.08	1.59	1.67	(0.14)	(0.21)	(0.35)	18.38	9.96	104,510	0.94		0.94		0.48		56
Year ended 12/31/16	15.69	0.13	2.23	2.36	(0.06)	(0.93)	(0.99)	17.06	15.49	116,762	0.97		0.97		0.84		50
Series II
Six months ended 06/30/21	15.62	0.03	2.98	3.01	–	–	–	18.63	19.27	208,704	1.16	(d)	1.16	(d)	0.33	(d)	66
Year ended 12/31/20	15.74	0.07	0.03	0.10	(0.09)	(0.13)	(0.22)	15.62	0.86	167,974	1.18		1.18		0.49		59
Year ended 12/31/19	13.71	0.08	3.21	3.29	(0.07)	(1.19)	(1.26)	15.74	24.71	233,890	1.17		1.17		0.53		68
Year ended 12/31/18	18.19	0.05	(1.83)	(1.78)	(0.04)	(2.66)	(2.70)	13.71	(12.82)	169,036	1.18		1.18		0.27		39
Year ended 12/31/17	16.90	0.04	1.56	1.60	(0.10)	(0.21)	(0.31)	18.19	9.62	294,598	1.19		1.19		0.23		56
Year ended 12/31/16	15.55	0.09	2.21	2.30	(0.02)	(0.93)	(0.95)	16.90	15.22	284,043	1.22		1.22		0.59		50

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the six months ended June 30, 2021, the portfolio turnover calculation excludes the value of securities purchased of $61,601,599 in connection with the acquisition of Invesco V.I. Value Opportunities Fund into the Fund.

(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $108,334 and $190,863 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. American Value Fund

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. American Value Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term capital appreciation.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

Invesco V.I. American Value Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

Invesco V.I. American Value Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.695%
Next $250 million	0.670%
Next $500 million	0.645%
Next $1.5 billion	0.620%
Next $2.5 billion	0.595%
Next $2.5 billion	0.570%
Next $2.5 billion	0.545%
Over $10 billion	0.520%

Prior to April 30, 2021 , the Fund accrued daily and paid monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1 billion	0.720%
Over $1 billion	0.650%

For the six months ended June 30, 2021, the effective advisory fee rate incurred by the Fund was 0.71% .

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2021, the Adviser waived advisory fees of $1,505.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2021, Invesco was paid $21,379 for accounting and fund administrative services and was reimbursed $222,554 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2021, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2021, the Fund incurred $14,280 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.

Invesco V.I. American Value Fund

Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$361,843,456	$–	$–	$361,843,456
Money Market Funds	7,530,493	6,150,000	–	13,680,493
Total Investments	$369,373,949	$6,150,000	$–	$375,523,949

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2020, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$2,377,175	$7,100,414	$9,477,589

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $186,682,615 and $200,426,604, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$79,285,741
Aggregate unrealized (depreciation) of investments	(3,212,286)
Net unrealized appreciation of investments	$76,073,455

Cost of investments for tax purposes is $299,450,494.

Invesco V.I. American Value Fund

NOTE 8–Share Information

	Summary of Share Activity
	Six months ended June 30, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Series I	3,096,564	$59,215,904	1,298,052	$17,013,794
Series II	1,196,336	22,353,686	3,049,679	38,448,474

Issued as reinvestment of dividends:
Series I	-	-	94,316	1,301,570
Series II	-	-	220,601	3,011,200

Issued in connection with acquisitions:(b)
Series I	1,376,056	26,200,106	-	-
Series II	1,031,975	19,411,453	-	-

Reacquired:
Series I	(524,689)	(9,609,705)	(2,091,708)	(28,556,819)
Series II	(1,778,773)	(32,266,240)	(7,374,909)	(99,815,690)
Net increase (decrease) in share activity	4,397,469	$85,305,204	(4,803,969)	$(68,597,471)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)

After the close of business on April 30, 2021, the Fund acquired all the net assets of Invesco V.I. Value Opportunities Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on December 3, 2020 and by the shareholders of the Target Fund on April 5, 2021. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 2,408,031 shares of the Fund for 6,722,660 shares outstanding of the Target Fund as of the close of business on April 30, 2021. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, April 30, 2021. The Target Fund’s net assets as of the close of business on April 30, 2021 of $45,611,559, including $33,927,458 of unrealized appreciation (depreciation), were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $336,467,391 and $382,078,950 immediately after the acquisition.

The pro forma results of operations for the six months ended June 30, 2021 assuming the reorganization had been completed on January 1, 2020, the beginning of the annual reporting period are as follows:

Net investment income	$636,207
Net realized/unrealized gains	66,168,452
Change in net assets resulting from operations	$66,804,659

As the combined investment portfolio have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund’s Statement of Operations since May 1, 2020.

Invesco V.I. American Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/21)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,194.30	$4.95	$1,020.28	$4.56	0.91%
Series II	1,000.00	1,192.70	6.31	1,019.04	5.81	1.16

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. American Value Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. American Value Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Russell Midcap® Value Index (Index). The Board noted that performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that the Fund’s overweight and underweight exposures to certain sectors, as well as stock selection in certain sectors, detracted from Fund performance and also discussed how the market environment for the Fund’s value investing style impacted performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco V.I. American Value Fund

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. American Value Fund

Semiannual Report to Shareholders	June 30, 2021

Invesco V.I. Balanced-Risk Allocation Fund

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/ esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Invesco Distributors, Inc.	VIIBRA-SAR-1

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/20 to 6/30/21, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	7.44%
Series II Shares	7.29
MSCI World Index▼ (Broad Market Index)	13.05
Custom Invesco V.I. Balanced-Risk Allocation Index∎ (Style-Specific Index)	7.03
Lipper VUF Absolute Return Funds Classification Average◆ (Peer Group)	0.53

Source(s): ▼ RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.;◆ Lipper Inc.

The MSCI World Index SM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Custom Invesco V.I. Balanced-Risk Allocation Index is composed of the MSCI World Index and Bloomberg Barclays U.S. Aggregate Bond Index. Prior to May 2, 2011, the index comprised the MSCI World Index, JP Morgan GBI Global Index and FTSE US 3-Month Treasury Bill Index. The Bloomberg Barclays U.S. Aggregate Bond Index is considered representative of the US investment-grade, fixed-rate bond market. The FTSE US 3-Month Treasury Bill Index is considered representative of three-month US Treasury bills. The JP Morgan GBI Global Index tracks the performance of fixed-rate issuances from high-income developed market countries.

  The Lipper VUF Absolute Return Funds Classification Average represents an average of all variable insurance underlying funds in the Lipper Absolute Return Funds Classification.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/21

Series I Shares
Inception (1/23/09)	8.64%
10 Years	6.87
5 Years	7.31
1 Year	23.52

Series II Shares
Inception (1/23/09)	8.37%
10 Years	6.61
5 Years	7.06
1 Year	23.17

The returns shown above include the returns of Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund (the first predecessor fund) for the period June 1, 2010, to May 2, 2011, the date the first predecessor fund was reorganized into the Fund, and the returns of Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio (the second predecessor fund) for the period prior to June 1, 2010, the date the second predecessor fund was reorganized into the first predecessor fund. The second predecessor fund was advised by Van Kampen Asset Management. Returns shown above for Series I and Series II shares are blended returns of the predecessor funds and Invesco V.I. Balanced-Risk Allocation Fund. Share class returns will differ from the predecessor funds because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Balanced-Risk Allocation Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Balanced-Risk Allocation Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Schedule of Investments

June 30, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–11.29%(a)
U.S. Treasury Bills–11.29%
U.S. Treasury Bills	0.09%	07/08/2021	$44,300	$44,299,246
U.S. Treasury Bills	0.04%	07/15/2021	43,800	43,799,404
U.S. Treasury Bills	0.03%	12/02/2021	12,600	12,597,485
U.S. Treasury Bills	0.03%	12/09/2021	12,600	12,597,370
Total U.S. Treasury Securities (Cost $113,294,898)				113,293,505

		Expiration Date
Commodity-Linked Securities–3.13%
Canadian Imperial Bank of Commerce EMTN, U.S. Federal Funds Effective Rate minus 0.02% (linked to the Canadian Imperial Bank of Commerce Custom 7 Agriculture Commodity Index, multiplied by 2) (Canada)(b)(c)		10/25/2021	7,800	13,718,367
Cargill, Inc., Commodity-Linked Notes, one mo. USD LIBOR minus 0.10% (linked to the Monthly Rebalance Commodity Excess Return Index, multiplied by 2)(b)(c)		05/31/2022	16,550	17,757,442
Total Commodity-Linked Securities (Cost $24,350,000)				31,475,809

			Shares
Money Market Funds–76.34%(d)
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)			241,476,704	241,476,704
Invesco Government Money Market Fund, Cash Reserve Shares, 0.01%(e)			43,378,530	43,378,530
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 0.01%(e)			87,011,777	87,011,777
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 0.01%(e)			49,172,595	49,172,595
Invesco Treasury Obligations Portfolio, Institutional Class, 0.01%(e)			171,324,067	171,324,067
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)			157,343,457	157,343,457
Invesco V.I. Government Money Market Fund, Series I, 0.01%(e)			16,640,310	16,640,310
Total Money Market Funds (Cost $766,347,440)				766,347,440

Options Purchased–0.75%
(Cost $10,970,464)(f)				7,524,838
TOTAL INVESTMENTS IN SECURITIES–91.51% (Cost $914,962,802)				918,641,592
OTHER ASSETS LESS LIABILITIES–8.49%				85,203,427
NET ASSETS–100.00%				$1,003,845,019
Investment Abbreviations:

EMTN	– European Medium-Term Notes
LIBOR	– London Interbank Offered Rate
USD	– U.S. Dollar

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Notes to Consolidated Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2021 was $31,475,809, which represented 3.14% of the Fund’s Net Assets.

(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.
(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$217,347,590	$191,356,521	$(167,227,407)	$-	$-	$241,476,704	$33,917
Invesco Government Money Market Fund, Cash Reserve Shares	66,946,656	24,608,365	(48,176,491)	-	-	43,378,530	1,914
Invesco Premier U.S. Government Money Portfolio, Institutional Class	88,804,736	60,035,806	(61,828,765)	-	-	87,011,777	5,040
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	59,779,663	155,773,578	(166,380,646)	-	-	49,172,595	7,805
Invesco Treasury Obligations Portfolio, Institutional Class	171,324,067	-	-	-	-	171,324,067	8,682
Invesco Treasury Portfolio, Institutional Class	146,283,230	178,874,981	(167,814,754)	-	-	157,343,457	7,777
Invesco V.I. Government Money Market Fund, Series I	16,640,310	-	-	-	-	16,640,310	646
Total	$767,126,252	$610,649,251	$(611,428,063)	$-	$-	$766,347,440	$65,781

(f)	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts		Exercise Price		Notional Value(a)	Value
Equity Risk
EURO STOXX 50 Index	Put	09/17/2021	65	EUR	3,450.00	EUR	2,242,500	$14,567
EURO STOXX 50 Index	Put	12/17/2021	65	EUR	3,400.00	EUR	2,210,000	37,612
EURO STOXX 50 Index	Put	03/18/2022	130	EUR	3,500.00	EUR	4,550,000	145,669
EURO STOXX 50 Index	Put	07/16/2021	65	EUR	3,550.00	EUR	2,307,500	2,235
EURO STOXX 50 Index	Put	06/17/2022	130	EUR	3,750.00	EUR	4,875,000	314,615
EURO STOXX 50 Index	Put	08/20/2021	65	EUR	3,850.00	EUR	2,502,500	28,671
EURO STOXX 50 Index	Put	06/17/2022	65	EUR	3,850.00	EUR	2,502,500	182,665
EURO STOXX 50 Index	Put	03/18/2022	65	EUR	3,900.00	EUR	2,535,000	143,280
EURO STOXX 50 Index	Put	10/15/2021	65	EUR	3,850.00	EUR	2,502,500	61,351
EURO STOXX 50 Index	Put	11/19/2021	65	EUR	3,950.00	EUR	2,567,500	100,119
FTSE 100 Index	Put	08/20/2021	42	GBP	6,975.00	GBP	2,929,500	78,724
FTSE 100 Index	Put	09/17/2021	42	GBP	6,950.00	GBP	2,919,000	100,801
FTSE 100 Index	Put	10/15/2021	42	GBP	6,925.00	GBP	2,908,500	118,231
FTSE 100 Index	Put	11/19/2021	42	GBP	6,900.00	GBP	2,898,000	137,113
FTSE 100 Index	Put	12/17/2021	42	GBP	6,875.00	GBP	2,887,500	152,218
FTSE 100 Index	Put	01/21/2022	42	GBP	6,875.00	GBP	2,887,500	173,424
FTSE 100 Index	Put	02/18/2022	42	GBP	6,850.00	GBP	2,877,000	183,301
FTSE 100 Index	Put	03/18/2022	42	GBP	6,800.00	GBP	2,856,000	193,904
FTSE 100 Index	Put	04/14/2022	42	GBP	6,800.00	GBP	2,856,000	208,864
FTSE 100 Index	Put	05/20/2022	42	GBP	6,775.00	GBP	2,845,500	223,680
FTSE 100 Index	Put	06/17/2022	42	GBP	6,700.00	GBP	2,814,000	224,115
FTSE 100 Index	Put	07/15/2022	42	GBP	6,400.00	GBP	2,688,000	179,234
MSCI Emerging Markets Index	Put	07/16/2021	30	USD	1,300.00	USD	3,900,000	6,000
MSCI Emerging Markets Index	Put	09/17/2021	30	USD	1,300.00	USD	3,900,000	63,000

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased-(continued)
Description	Type of Contract	Expiration Date	Number of Contracts		Exercise Price		Notional Value(a)	Value
MSCI Emerging Markets Index	Put	12/17/2021	30	USD	1,280.00	USD	3,840,000	$124,200
MSCI Emerging Markets Index	Put	04/14/2022	30	USD	1,280.00	USD	3,840,000	210,300
MSCI Emerging Markets Index	Put	08/20/2021	30	USD	1,300.00	USD	3,900,000	35,850
MSCI Emerging Markets Index	Put	10/15/2021	30	USD	1,350.00	USD	4,050,000	129,750
MSCI Emerging Markets Index	Put	11/19/2021	30	USD	1,340.00	USD	4,020,000	148,500
MSCI Emerging Markets Index	Put	06/17/2022	30	USD	1,330.00	USD	3,990,000	303,900
MSCI Emerging Markets Index	Put	01/21/2022	30	USD	1,290.00	USD	3,870,000	153,900
MSCI Emerging Markets Index	Put	02/18/2022	30	USD	1,290.00	USD	3,870,000	176,400
MSCI Emerging Markets Index	Put	05/20/2022	30	USD	1,280.00	USD	3,840,000	231,900
MSCI Emerging Markets Index	Put	03/18/2022	30	USD	1,330.00	USD	3,990,000	238,800
Nikkei 225 Index	Put	12/10/2021	27	JPY	27,250.00	JPY	735,750,000	207,795
Nikkei 225 Index	Put	10/08/2021	27	JPY	27,250.00	JPY	735,750,000	134,885
Nikkei 225 Index	Put	11/12/2021	27	JPY	27,250.00	JPY	735,750,000	177,416
Nikkei 225 Index	Put	01/14/2022	27	JPY	27,000.00	JPY	729,000,000	229,668
Nikkei 225 Index	Put	06/10/2022	27	JPY	27,750.00	JPY	749,250,000	425,312
Nikkei 225 Index	Put	03/11/2022	27	JPY	27,750.00	JPY	749,250,000	337,819
Nikkei 225 Index	Put	08/13/2021	27	JPY	28,500.00	JPY	769,500,000	113,011
Nikkei 225 Index	Put	02/10/2022	27	JPY	28,000.00	JPY	756,000,000	335,389
S&P 500 Index	Put	09/17/2021	6	USD	3,600.00	USD	2,160,000	10,680
S&P 500 Index	Put	12/17/2021	6	USD	3,625.00	USD	2,175,000	34,620
S&P 500 Index	Put	03/18/2022	6	USD	3,750.00	USD	2,250,000	69,480
S&P 500 Index	Put	07/16/2021	6	USD	3,790.00	USD	2,274,000	1,110
S&P 500 Index	Put	04/14/2022	6	USD	3,925.00	USD	2,355,000	97,830
S&P 500 Index	Put	08/20/2021	6	USD	3,975.00	USD	2,385,000	14,220
S&P 500 Index	Put	10/15/2021	6	USD	4,080.00	USD	2,448,000	48,900
S&P 500 Index	Put	11/19/2021	6	USD	4,075.00	USD	2,445,000	63,720
S&P 500 Index	Put	05/20/2022	6	USD	4,050.00	USD	2,430,000	127,740
S&P 500 Index	Put	06/17/2022	5	USD	4,050.00	USD	2,025,000	113,825
S&P 500 Index	Put	01/21/2022	5	USD	4,075.00	USD	2,037,500	72,625
S&P 500 Index	Put	02/18/2022	5	USD	4,075.00	USD	2,037,500	81,900
Total Index Options Purchased			1,929					$7,524,838

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	248	August-2021	$18,299,920	$3,184,345	$3,184,345
Gasoline Reformulated Blendstock Oxygenate Blending	197	July-2021	18,548,653	713,948	713,948
New York Harbor Ultra-Low Sulfur Diesel	112	November-2021	10,011,994	125,279	125,279
Silver	224	September-2021	29,337,280	152,199	152,199
WTI Crude	201	September-2021	14,423,760	2,718,313	2,718,313
Subtotal				6,894,084	6,894,084

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Open Futures Contracts(a) –(continued)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini Russell 2000 Index	580	September-2021	$66,926,200	$(124,442)	$(124,442)
E-Mini S&P 500 Index	125	September-2021	26,803,750	495,882	495,882
EURO STOXX 50 Index	670	September-2021	32,219,024	(617,158)	(617,158)
FTSE 100 Index	307	September-2021	29,644,305	(489,150)	(489,150)
MSCI Emerging Markets Index	390	September-2021	26,613,600	(187,768)	(187,768)
Nikkei 225 Index	184	September-2021	47,666,592	(323,720)	(323,720)
Subtotal				(1,246,356)	(1,246,356)
Interest Rate Risk
Australia 10 Year Bonds	1,512	September-2021	160,097,668	521,628	521,628
Canada 10 Year Bonds	1,279	September-2021	150,145,273	726,247	726,247
Japan 10 Year Bonds	19	September-2021	25,942,752	47,815	47,815
Long Gilt	822	September-2021	145,658,997	1,216,234	1,216,234
U.S. Treasury Long Bonds	547	September-2021	87,930,250	2,259,680	2,259,680
Subtotal				4,771,604	4,771,604
Total Futures Contracts				$10,419,332	$10,419,332

(a)	Futures contracts collateralized by $51,295,000 cash held with Goldman Sachs & Co., the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)(b)

Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Macquarie Bank Ltd.	Receive	Macquarie Aluminium Dynamic Selection Index	0.30%	Monthly	115,000	February-2022	$6,522,501	$—	$66,619	$66,619
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	Monthly	80,000	February-2022	16,439,600	—	0	0
Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	Monthly	121,000	February-2022	7,046,362	—	0	0
Morgan Stanley Capital Services LLC	Receive	S&P GSCI Aluminum Dynamic Roll Index Excess Return	0.30	Monthly	129,000	July-2021	13,966,121	—	73,865	73,865
Subtotal - Appreciation								—	140,484	140,484
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.26	Monthly	12,400	November-2021	9,427,830	—	(205,313)	(205,313)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.30	Monthly	160,500	February-2022	19,533,155	—	(1,287,740)	(1,287,740)
Cargill, Inc.	Receive	Monthly Rebalance Commodity Excess Return Index	0.47	Monthly	27,000	February-2022	26,257,881	—	(591,589)	(591,589)
Cargill, Inc.	Receive	Single Commodity IndexExcess Return	0.12	Monthly	18,300	December-2021	22,058,253	—	(1,477,689)	(1,477,689)
Goldman Sachs International	Receive	Goldman Sachs Commodity i-Select Strategy 1121	0.40	Monthly	207,000	December-2021	20,507,987	—	(418,678)	(418,678)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b) –(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25%	Monthly	56,200	March–2022	$10,638,559	$–	$(57,695)	$ (57,695)
J.P. Morgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	100,200	March–2022	13,181,400	–	(43,016)	(43,016)
Subtotal – Depreciation								–	(4,081,720)	(4,081,720)
Total – Total Return Swap Agreements								$–	$(3,941,236)	$(3,941,236)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $6,270,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	MSCI USA Momentum Index	1 Month USD LIBOR + 0.010%	Monthly	3,620	September–2021	$14,738,692	$ –	$46,550	$ 46,550
Goldman Sachs International	Receive	MSCI Emerging Markets Momentum Index	1 Month USD LIBOR + 1.000%	Monthly	984	September–2021	14,151,160	–	339,530	339,530
Goldman Sachs International	Receive	MSCI Japan Minimum Volatility Index	1 Month JPY LIBOR + 0.030%	Monthly	997,500	August–2021	22,652,889	–	563,779	563,779
Goldman Sachs International	Receive	MSCI Japan Minimum Volatility Index	1 Month JPY LIBOR + 0.080%	Monthly	997,500	August–2021	22,652,889	–	563,779	563,779
Goldman Sachs International	Receive	MSCI Japan Quality Index	1 Month JPY LIBOR	Monthly	905,000	August–2021	23,397,462	(522,270)	249,501	771,771
Goldman Sachs International	Receive	MSCI Japan Quality Index	1 Month JPY LIBOR + 0.050%	Monthly	855,000	August–2021	22,104,784	–	705,734	705,734
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Momentum Index	1 Month USD LIBOR + 0.980%	Monthly	866	September–2021	12,202,460	–	550,526	550,526
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Momentum Index	1 Month USD LIBOR + 1.320%	Monthly	1,000	August–2021	14,381,260	–	345,051	345,051
J.P. Morgan Chase Bank, N.A.	Receive	MSCI United Kingdom Index	SONIA + 0.300%	Monthly	2,750	September–2021	13,320,805	–	22,376	22,376
Merrill Lynch International	Receive	MSCI EMU Minimum Volatility Index	1 Month EURIBOR - 0.070%	Monthly	5,550	September–2021	21,085,707	–	0	0
Merrill Lynch International	Receive	MSCI EMU Quality Index	1 Month EURIBOR - 0.020%	Monthly	4,250	September–2021	21,202,176	–	0	0
Subtotal – Appreciation								(522,270)	3,386,826	3,909,096

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b) –(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	MSCI EMU Momentum Index	1 Month EURIBOR - 0.100%	Monthly	3,270	September–2021	$20,864,321	$ –	$(296,689)	$ (296,689)
BNP Paribas S.A.	Receive	MSCI USA Minimum Volatility Index	1 Month USD LIBOR - 0.170%	Monthly	2,970	September–2021	14,719,795	–	(10,484)	(10,484)
Goldman Sachs International	Receive	MSCI Emerging Markets Minimum Volatility Index	1 Month USD LIBOR + 1.200%	Monthly	6,400	August–2021	13,584,512	–	(154,752)	(154,752)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	1 Month USD LIBOR + 0.990%	Monthly	6,400	September–2021	13,493,248	–	(63,488)	(63,488)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI United Kingdom Index	SONIA + 0.300%	Monthly	2,750	September–2021	13,359,493	–	(16,311)	(16,311)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI United Kingdom Index	SONIA + 0.300%	Monthly	1,525	September–2021	13,296,953	–	(215,104)	(215,104)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI United Kingdom Index	SONIA + 0.300%	Monthly	725	September–2021	13,180,524	–	(324,222)	(324,222)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI United Kingdom Index	SONIA + 0.300%	Monthly	1,525	September–2021	13,255,817	–	(173,968)	(173,968)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI United Kingdom Index	SONIA + 0.300%	Monthly	725	September–2021	13,196,230	–	(339,927)	(339,927)
Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Index	1 Month USD LIBOR + 0.950%	Monthly	6,400	September–2021	13,584,512	–	(154,752)	(154,752)
Subtotal – Depreciation								–	(1,749,697)	(1,749,697)
Total – Total Return Swap Agreements								$(522,270)	$1,637,129	$ 2,159,399

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $6,270,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Reference Entity Components
Reference Entity	Underlying Components	Percentage

Canadian Imperial Bank of Commerce Custom 7 Agriculture

Commodity Index

Long Futures Contracts
Coffee ‘C’	5.58%
Corn	6.08
Cotton No. 2	22.83
Lean Hogs	0.60
Live Cattle	0.50
Soybean Meal	23.14
Soybean Oil	6.08
Soybeans	22.03
Sugar No. 11	5.98
Wheat	7.18
Total	100.00%

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage

Monthly Rebalance Commodity Excess Return Index

Long Futures Contracts
Coffee ’C’	5.58%
Corn	6.08
Cotton No. 2	22.83
Lean Hogs	0.60
Live Cattle	0.50
Soybean Meal	23.14
Soybean Oil	6.08
Soybeans	22.03
Sugar No. 11	5.98
Wheat	7.18
Total	100.00%

Macquarie Aluminium Dynamic Selection Index

Long Futures Contracts
Aluminum	100.00%

Merrill Lynch Gold Excess Return Index

Long Futures Contracts
Gold	100.00%

MLCX Dynamic Enhanced Copper Excess Return Index

Long Futures Contracts
Copper	100.00%

S&P GSCI Aluminum Dynamic Roll Index Excess Return

Long Futures Contracts
Aluminum	100.00%

Barclays Commodity Strategy 1452 Excess Return Index

Long Futures Contracts
Copper	100.00%

Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2

Long Futures Contracts
Copper	100.00%

Single Commodity Index Excess Return

Long Futures Contracts
Gold	100.00%

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage

Goldman Sachs Commodity i-Select Strategy 1121

Long Futures Contracts
Coffee ’C’	5.58%
Corn	6.08
Cotton No. 2	22.83
Lean Hogs	0.60
Live Cattle	0.50
Soybean Meal	23.14
Soybean Oil	6.08
Soybeans	22.03
Sugar No. 11	5.98
Wheat	7.18
Total	100.00%

J.P. Morgan Contag Beta Gas Oil Excess Return Index

Long Futures Contracts
Gas Oil	100.00%

S&P GSCI Gold Index Excess Return

Long Futures Contracts
Gold	100.00%

Abbreviations:

EMU	—European Economic and Monetary Union
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
SONIA	—Sterling Overnight Index Average
USD	—U.S. Dollar

Target Risk Contribution and Notional Asset Weights as of June 30, 2021

By asset class

Asset Class	Target Risk Allocation*	Notional Asset Weights**
Equities	49.97%	55.20%
Fixed Income	17.36	81.42
Commodities	32.67	31.30
Total	100.00%	167.92%

*

Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

**

Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:

Investments in securities, at value (Cost $148,615,362)	$152,294,152

Investments in affiliated money market funds, at value (Cost $766,347,440)	766,347,440

Other investments:
Variation margin receivable – futures contracts	906,708

Swaps receivable – OTC	2,022,880

Unrealized appreciation on swap agreements – OTC	4,049,580

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	51,295,000

Cash collateral – OTC Derivatives	6,270,000

Cash	13,797,923

Foreign currencies, at value (Cost $18,109,786)	18,071,496

Receivable for:
Fund shares sold	40,894

Dividends	9,473

Investment for trustee deferred compensation and retirement plans	114,324

Total assets	1,015,219,870

Liabilities:

Other investments:
Premiums received on swap agreements - OTC	522,270

Swaps payable - OTC	1,316,959

Unrealized depreciation on swap agreements - OTC	5,831,417

Payable for:
Fund shares reacquired	746,055

Accrued fees to affiliates	1,131,784

Accrued other operating expenses	1,698,173

Trustee deferred compensation and retirement plans	128,193

Total liabilities	11,374,851

Net assets applicable to shares outstanding	$1,003,845,019

Net assets consist of:
Shares of beneficial interest	$856,342,779

Distributable earnings	147,502,240

$1,003,845,019

Net Assets:
Series I	$49,769,511

Series II	$954,075,508

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	4,420,834

Series II	86,423,176

Series I:
Net asset value per share	$11.26

Series II:
Net asset value per share	$11.04

Consolidated Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:

Dividends from affiliated money market funds	$65,781

Interest	11,266

Total investment income	77,047

Expenses:
Advisory fees	4,497,742

Administrative services fees	805,702

Custodian fees	14,074

Distribution fees – Series II	1,164,186

Transfer agent fees	12,029

Trustees’ and officers’ fees and benefits	13,299

Reports to shareholders	7,107

Professional services fees	38,167

Other	27,978

Total expenses	6,580,284

Less: Fees waived	(1,953,601)

Net expenses	4,626,683

Net investment income (loss)	(4,549,636)

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities	6,878,349

Foreign currencies	(252,686)

Futures contracts	41,989,626

Swap agreements	46,689,298

95,304,587

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(8,754,971)

Foreign currencies	53,990

Futures contracts	(5,141,688)

Swap agreements	(7,076,483)

(20,919,152)

Net realized and unrealized gain	74,385,435

Net increase in net assets resulting from operations	$69,835,799

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30, 2021	December 31, 2020

Operations:
Net investment income (loss)	$(4,549,636)	$(4,606,803)

Net realized gain	95,304,587	54,569,544

Change in net unrealized appreciation (depreciation)	(20,919,152)	35,805,378

Net increase in net assets resulting from operations	69,835,799	85,768,119

Distributions to shareholders from distributable earnings:
Series I	–	(5,885,904)

Series II	–	(113,684,097)

Total distributions from distributable earnings	–	(119,570,001)

Share transactions–net:
Series I	(537,758)	2,911,262

Series II	(46,076,669)	(10,389,997)

Net increase (decrease) in net assets resulting from share transactions	(46,614,427)	(7,478,735)

Net increase (decrease) in net assets	23,221,372	(41,280,617)

Net assets:
Beginning of period	980,623,647	1,021,904,264

End of period	$1,003,845,019	$980,623,647

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
												expenses		expenses
			Net gains									to average		to average net		Ratio of net
			(losses)									net assets		assets without		investment
	Net asset	Net	on securities		Dividends	Distributions						with fee waivers		fee waivers		income
	value,	investment	(both	Total from	from net	from net			Net asset		Net assets,	and/or		and/or		(loss)
	beginning	income	realized and	investment	investment	realized	Return of	Total	value, end	Total	end of period	expenses		expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	capital	distributions	of period	return (b)	(000’s omitted)	absorbed		absorbed		net assets		turnover (c)
Series I
Six months ended 06/30/21	$10.48	$(0.04)	$0.82	$0.78	$–	$–	$–	$–	$11.26	7.44%	$49,770	0.71	%(d)(e)	1.11	%(d)	(0.69	)%(d)	62%
Year ended 12/31/20	10.91	(0.03)	1.03	1.00	(0.87)	(0.56)	–	(1.43)	10.48	10.22	46,853	0.66	(e)	1.10		(0.25)		82
Year ended 12/31/19	9.47	0.14	1.30	1.44	–	–	–	–	10.91	15.21	45,427	0.64	(e)	1.10		1.38		94
Year ended 12/31/18	11.31	0.11	(0.79)	(0.68)	(0.14)	(0.99)	(0.03)	(1.16)	9.47	(6.46)	37,450	0.65	(e)	1.10		1.03		199
Year ended 12/31/17	11.35	0.01	1.08	1.09	(0.48)	(0.65)	–	(1.13)	11.31	10.06	39,340	0.68	(e)	1.11		0.10		52
Year ended 12/31/16	10.20	(0.04)	1.24	1.20	(0.05)	–	–	(0.05)	11.35	11.74	34,714	0.67	(e)	1.12		(0.33)		120
Series II
Six months ended 06/30/21	10.29	(0.05)	0.80	0.75	–	–	–	–	11.04	7.29	954,076	0.96	(d)(e)	1.36	(d)	(0.94	)(d)	62
Year ended 12/31/20	10.73	(0.05)	1.01	0.96	(0.84)	(0.56)	–	(1.40)	10.29	9.99	933,770	0.91	(e)	1.35		(0.50)		82
Year ended 12/31/19	9.34	0.12	1.27	1.39	–	–	–	–	10.73	14.88	976,477	0.89	(e)	1.35		1.13		94
Year ended 12/31/18	11.17	0.08	(0.78)	(0.70)	(0.11)	(0.99)	(0.03)	(1.13)	9.34	(6.71)	968,329	0.90	(e)	1.35		0.78		199
Year ended 12/31/17	11.22	(0.02)	1.07	1.05	(0.45)	(0.65)	–	(1.10)	11.17	9.83	1,158,077	0.93	(e)	1.36		(0.15)		52
Year ended 12/31/16	10.08	(0.06)	1.22	1.16	(0.02)	–	–	(0.02)	11.22	11.51	1,113,539	0.92	(e)	1.37		(0.58)		120

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $47,881 and $939,067 for Series I and Series II shares, respectively.
(e)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.15%, 0.15%, 0.15%, 0.16%, 0.15% and 0.12% for the six months ended June 30, 2021 and the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Balanced-Risk Allocation Fund

Notes to Consolidated Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these consolidated financial statements pertains only to the Fund and the Subsidiary. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund IV Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

Invesco V.I. Balanced-Risk Allocation Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

    The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

    The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

    The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

    The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

    The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

    In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

    Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net

Invesco V.I. Balanced-Risk Allocation Fund

unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

    The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

    The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

    A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

L.

Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

M.

Put Options Purchased – The Fund may purchase put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on put options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

N.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

    Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

    An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

    A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

    Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such

Invesco V.I. Balanced-Risk Allocation Fund

agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

O.

LIBOR Risk - The Fund may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

P.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

    The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

Q.

Other Risks - The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in commodity futures and swaps, commodity related exchange-traded funds and exchange-traded notes and commodity linked notes, some or all of which will be owned through the Subsidiary. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded and commodity-linked notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

    The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

    In addition to risks associated with the underlying commodities, investments in commodity-linked notes may be subject to additional risks, such as non-payment of interest and loss of principal, counterparty risk, lack of a secondary market and risk of greater volatility than traditional equity and debt securities. The value of the commodity-linked notes the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, certain commodity-linked notes employ “economic” leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the Fund to the extent it invests in such notes.

R.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser less the amount paid by the Subsidiary to the Adviser based on the annual rate    of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 250 million	0.950%
Next $250 million	0.925%
Next $500 million	0.900%
Next $1.5 billion	0.875%
Next $2.5 billion	0.850%
Next $2.5 billion	0.825%
Next $2.5 billion	0.800%
Over $10 billion	0.775%

    For the six months ended June 30, 2021, the effective advisory fee rate incurred by the Fund was 0.92%.

    The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    The Adviser has contractually agreed, through at least April 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (including prior fiscal year-end Acquired Fund Fees and Expenses of 0.15% and excluding certain items discussed below) of Series I shares to 0.80% and Series II shares to 1.05% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the

Invesco V.I. Balanced-Risk Allocation Fund

expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

    For the six months ended June 30, 2021, the Adviser waived advisory fees of $1,953,601.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2021, Invesco was paid $72,064 for accounting and fund administrative services and was reimbursed $733,638 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

    The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2021, expenses incurred under the Plan are detailed in the Consolidated Statement of Operations as Distribution fees.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements    may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Treasury Securities	$ –	$113,293,505	$–	$113,293,505

Commodity-Linked Securities	–	31,475,809	–	31,475,809

Money Market Funds	766,347,440	–	–	766,347,440

Options Purchased	7,524,838	–	–	7,524,838

Total Investments in Securities	773,872,278	144,769,314	–	918,641,592

Other Investments - Assets*

Futures Contracts	12,161,570	–	–	12,161,570

Swap Agreements	–	4,049,580	–	4,049,580

	12,161,570	4,049,580	–	16,211,150

Other Investments - Liabilities*

Futures Contracts	(1,742,238)	–	–	(1,742,238)

Swap Agreements	–	(5,831,417)	–	(5,831,417)

	(1,742,238)	(5,831,417)	–	(7,573,655)

Total Other Investments	10,419,332	(1,781,837)	–	8,637,495

Total Investments	$784,291,610	$142,987,477	$–	$927,279,087

*	Unrealized appreciation (depreciation).

Invesco V.I. Balanced-Risk Allocation Fund

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The    table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2021:

	Value
Derivative Assets	Commodity Risk	Equity Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts - Exchange-Traded(a)	$6,894,084	$495,882	$4,771,604	$12,161,570

Unrealized appreciation on swap agreements — OTC	140,484	3,909,096	-	4,049,580

Options purchased, at value - Exchange-Traded(b)	-	7,524,838	-	7,524,838

Total Derivative Assets	7,034,568	11,929,816	4,771,604	23,735,988

Derivatives not subject to master netting agreements	(6,894,084)	(8,020,720)	(4,771,604)	(19,686,408)

Total Derivative Assets subject to master netting agreements	$140,484	$3,909,096	$-	$4,049,580

	Value
Derivative Liabilities	Commodity Risk	Equity Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts - Exchange-Traded(a)	$-	$(1,742,238)	$-	$(1,742,238)

Unrealized depreciation on swap agreements - OTC	(4,081,720)	(1,749,697)	-	(5,831,417)

Total Derivative Liabilities	(4,081,720)	(3,491,935)	-	(7,573,655)

Derivatives not subject to master netting agreements	-	1,742,238	-	1,742,238

Total Derivative Liabilities subject to master netting agreements	$(4,081,720)	$(1,749,697)	$-	$(5,831,417)

(a)	The daily variation margin receivable at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2021.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged

	Swap	Swap	Net Value of			Net
Counterparty	Agreements	Agreements	Derivatives	Non-Cash	Cash	Amount

Fund
Bank of America, N.A.	$744,102	$(307,220)	$436,882	$-	$-	$436,882

Goldman Sachs International	3,241,848	(166,915)	3,074,933	-	(2,400,000)	674,933

JPMorgan Chase Bank, N.A.	920,043	(1,169,409)	(249,366)	-	-	(249,366)

Merrill Lynch International	-	(155,959)	(155,959)	-	155,959	-

Subtotal - Fund	4,905,993	(1,799,503)	3,106,490	-	(2,244,041)	862,449

Subsidiary
Barclays Bank PLC	-	(206,402)	(206,402)	-	206,402	-

Canadian Imperial Bank of Commerce	-	(1,290,990)	(1,290,990)	-	1,290,990	-

Cargill, Inc.	-	(2,079,271)	(2,079,271)	-	2,079,271	-

Goldman Sachs International	-	(424,147)	(424,147)	-	424,147	-

J.P. Morgan Chase Bank, N.A.	-	(101,672)	(101,672)	-	-	(101,672)

Macquarie Bank Ltd.	66,619	(324)	66,295	-	(66,295)	-

Merrill Lynch International	1,025,983	(1,244,321)	(218,338)	-	200,000	(18,338)

Morgan Stanley Capital Services LLC	73,865	(1,746)	72,119	-	-	72,119

Subtotal - Subsidiary	1,166,467	(5,348,873)	(4,182,406)	-	4,134,515	(47,891)

Total	$6,072,460	$(7,148,376)	$(1,075,916)	$-	$1,890,474	$814,558

Invesco V.I. Balanced-Risk Allocation Fund

Effect of Derivative Investments for the six months ended June 30, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Futures contracts	$25,129,519	$41,215,115	$(24,355,008)	$41,989,626
Options purchased(a)	-	(4,034,401)	-	(4,034,401)
Swap agreements	28,115,273	18,574,025	-	46,689,298
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(536,896)	(7,700,061)	3,095,269	(5,141,688)
Options purchased(a)	-	(3,445,626)	-	(3,445,626)
Swap agreements	(8,645,158)	1,568,675	-	(7,076,483)
Total	$44,062,738	$46,177,727	$(21,259,739)	$68,980,726

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the average notional value of derivatives held during the period.

	Futures Contracts	Index Options Purchased	Swap Agreements
Average notional value	$923,167,205	$2,102,586,333	$387,101,891
Average Contracts	-	1,346	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2020.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $20,929,957 and $22,841,507, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$8,312,001
Aggregate unrealized (depreciation) of investments	(11,177,159)
Net unrealized appreciation (depreciation) of investments	$(2,865,158)

Cost of investments for tax purposes is $929,621,975.

Invesco V.I. Balanced-Risk Allocation Fund

NOTE 9–Share Information

	Summary of Share Activity
	Six months ended June 30, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Series I	171,220	$1,866,444	379,236	$3,960,734
Series II	2,438,564	25,942,524	3,857,886	39,526,525

Issued as reinvestment of dividends:
Series I	-	-	609,307	5,885,904
Series II	-	-	11,979,357	113,684,097

Reacquired:
Series I	(222,109)	(2,404,202)	(682,143)	(6,935,376)
Series II	(6,785,458)	(72,019,193)	(16,076,040)	(163,600,619)
Net increase (decrease) in share activity	(4,397,783)	$(46,614,427)	67,603	$(7,478,735)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 80% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Balanced-Risk Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,074.40	$3.65	$1,021.27	$3.56	0.71%
Series II	1,000.00	1,072.90	4.93	1,020.03	4.81	0.96

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Balanced-Risk Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Balanced-Risk Allocation Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub- advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub- Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub- advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Custom Invesco V.I. Balanced-Risk Allocation Index (Index). The Board noted that performance of Series I shares of the Fund was in the third quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was above the median contractual management fee

Invesco V.I. Balanced-Risk Allocation Fund

rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees were in the fifth quintile of its expense group and discussed with management reasons for such relative contractual management fees.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2020.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.

Invesco Advisers noted that the Fund does not engage in securities lending arrangements to any significant degree.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub- Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Balanced-Risk Allocation Fund

Semiannual Report to Shareholders	June 30, 2021

Invesco V.I. Capital Appreciation Fund
Effective April 30, 2021, Invesco Oppenheimer V.I. Capital Appreciation Fund was renamed Invesco V.I. Capital Appreciation Fund.

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	O-VICAPA-SAR-1

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/20 to 6/30/21, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	12.97%
Series II Shares	12.84
S&P 500 Index▼	15.25
Russell 1000 Growth Index▼	12.99
Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

  The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/21
Series I Shares
Inception (4/3/85)	11.20%
10 Years	15.08
5 Years	21.26
1 Year	41.36
Series II Shares
Inception (9/18/01)	8.90%
10 Years	14.80
5 Years	20.96
1 Year	41.01

Effective May 24, 2019, Non-Service and Service shares of the Oppenheimer Capital Appreciation Fund/VA, (the predecessor fund) were reorganized into Series I and Series II shares, respectively, of Invesco Oppenheimer V.I. Capital Appreciation Fund (renamed Invesco V.I. Capital Appreciation Fund on April 30, 2021). Returns shown above, for periods ending on or prior to May 24, 2019, for Series I and Series II shares are those of the Non-Service shares and Service shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Capital Appreciation Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Capital Appreciation Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Capital Appreciation Fund

Schedule of Investments(a)

June 30, 2021

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–100.28%
Aerospace & Defense–0.95%
TransDigm Group, Inc.(b)	13,114	$8,488,561

Agricultural & Farm Machinery–1.13%
Deere & Co.	28,601	10,087,859

Application Software–5.36%
Adobe, Inc.(b)	23,400	13,703,976

Coupa Software, Inc.(b)	19,588	5,134,211

DocuSign, Inc.(b)	32,146	8,987,057

HubSpot, Inc.(b)	22,871	13,327,389

Synopsys, Inc.(b)	24,832	6,848,417

		48,001,050

Asset Management & Custody Banks–2.53%
BlackRock, Inc.	11,638	10,182,901

KKR & Co., Inc., Class A	210,631	12,477,780

		22,660,681

Auto Parts & Equipment–1.10%
Aptiv PLC(b)	62,518	9,835,957

Automobile Manufacturers–1.18%
General Motors Co.(b)	178,612	10,568,472

Biotechnology–0.53%
Alnylam Pharmaceuticals, Inc.(b)	27,896	4,728,930

Casinos & Gaming–1.17%
Caesars Entertainment, Inc.(b)	100,868	10,465,055

Construction Machinery & Heavy Trucks–0.92%
Caterpillar, Inc.	38,002	8,270,375

Copper–0.76%
Freeport-McMoRan, Inc.	184,402	6,843,158

Data Processing & Outsourced Services–7.10%
Mastercard, Inc., Class A	71,504	26,105,395

PayPal Holdings, Inc.(b)	128,539	37,466,548

		63,571,943

Diversified Chemicals–0.64%
Eastman Chemical Co.	48,922	5,711,644

Diversified Metals & Mining–0.50%
Rio Tinto PLC, ADR (Australia)	53,789	4,512,359

Electrical Components & Equipment–1.69%
Generac Holdings, Inc.(b)	36,472	15,141,351

Fertilizers & Agricultural Chemicals–0.71%
Corteva, Inc.	142,622	6,325,286

Financial Exchanges & Data–0.72%
Coinbase Global, Inc., Class A(b)	2,475	626,918

MSCI, Inc.	10,877	5,798,311

		6,425,229

	Shares	Value

Footwear–0.76%
NIKE, Inc., Class B	44,025	$6,801,422

General Merchandise Stores–0.77%
Target Corp.	28,372	6,858,647

Health Care Equipment–4.57%
Abbott Laboratories	44,468	5,155,175

Danaher Corp.	53,879	14,458,968

IDEXX Laboratories, Inc.(b)	12,881	8,134,996

Intuitive Surgical, Inc.(b)	8,640	7,945,690

Zimmer Biomet Holdings, Inc.	32,636	5,248,521

		40,943,350

Health Care Facilities–0.47%
HCA Healthcare, Inc.	20,416	4,220,804

Health Care Supplies–1.42%
Align Technology, Inc.(b)	9,721	5,939,531

West Pharmaceutical Services, Inc.	18,807	6,753,594

		12,693,125

Homefurnishing Retail–0.66%
RH(b)	8,764	5,950,756

Hotels, Resorts & Cruise Lines–0.68%
Travel + Leisure Co.	101,956	6,061,284

Industrial Machinery–0.26%
Chart Industries, Inc.(b)	16,096	2,355,167

Interactive Home Entertainment–1.02%
Activision Blizzard, Inc.	95,987	9,160,999

Interactive Media & Services–11.53%
Alphabet, Inc., Class C(b)	21,659	54,284,385

Facebook, Inc., Class A(b)	122,844	42,714,087

Snap, Inc., Class A(b)	91,498	6,234,674

		103,233,146

Internet & Direct Marketing Retail–9.45%
Amazon.com, Inc.(b)	23,439	80,633,910

Chewy, Inc., Class A(b)	50,472	4,023,123

		84,657,033

Internet Services & Infrastructure–1.66%
Shopify, Inc., Class A (Canada)(b)	5,055	7,385,254

Twilio, Inc., Class A(b)	18,917	7,456,325

		14,841,579

Investment Banking & Brokerage–0.65%
Goldman Sachs Group, Inc. (The)	15,319	5,814,020

Life Sciences Tools & Services–1.89%
10X Genomics, Inc., Class A(b)	20,693	4,052,103

Agilent Technologies, Inc.	87,144	12,880,755

		16,932,858

Managed Health Care–2.05%
UnitedHealth Group, Inc.	45,832	18,352,966

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Capital Appreciation Fund

	Shares	Value

Movies & Entertainment–1.42%
Netflix, Inc.(b)	8,628	$4,557,396

Walt Disney Co. (The)(b)	46,176	8,116,355

		12,673,751

Oil & Gas Exploration & Production–0.72%
APA Corp.	298,861	6,464,363

Personal Products–1.02%
Estee Lauder Cos., Inc. (The), Class A	28,668	9,118,717

Pharmaceuticals–1.07%
Catalent, Inc.(b)	46,331	5,009,308

Eli Lilly and Co.	19,952	4,579,383

		9,588,691

Regional Banks–0.70%
SVB Financial Group(b)	11,348	6,314,368

Restaurants–0.84%
Chipotle Mexican Grill, Inc.(b)	4,858	7,531,552

Semiconductor Equipment–4.62%
Applied Materials, Inc.	130,974	18,650,698

ASML Holding N.V., New York Shares (Netherlands)	20,742	14,329,403

Lam Research Corp.	12,863	8,369,954

		41,350,055

Semiconductors–7.40%
Advanced Micro Devices, Inc.(b)	120,987	11,364,309

Marvell Technology, Inc.	121,661	7,096,486

Monolithic Power Systems, Inc.	33,491	12,507,214

NVIDIA Corp.	27,149	21,721,915

NXP Semiconductors N.V. (China)	43,880	9,026,993

Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	37,850	4,548,056

		66,264,973

	Shares	Value

Systems Software–10.17%
Cloudflare, Inc., Class A(b)	90,938	$9,624,878

Crowdstrike Holdings, Inc., Class A(b)	35,268	8,863,201

Microsoft Corp.	227,025	61,501,073

ServiceNow, Inc.(b)	20,151	11,073,982

		91,063,134

Technology Hardware, Storage & Peripherals–5.05%
Apple, Inc.	330,204	45,224,740

Trading Companies & Distributors–1.07%
United Rentals, Inc.(b)	30,052	9,586,889

Trucking–1.37%
Old Dominion Freight Line, Inc.	16,965	4,305,717

Uber Technologies, Inc.(b)	159,336	7,985,920

		12,291,637

Total Common Stocks & Other Equity Interests (Cost $532,098,192)		897,987,936

Money Market Funds–0.07%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	263,837	263,837

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	37,308	37,323

Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	301,527	301,527

Total Money Market Funds (Cost $602,687)		602,687

TOTAL INVESTMENTS IN SECURITIES–100.35% (Cost $532,700,879)		898,590,623

OTHER ASSETS LESS LIABILITIES–(0.35)%		(3,111,182)

NET ASSETS–100.00%		$895,479,441

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,929,702	$27,329,150	$(29,995,015)	$-	$-	$263,837	$252
Invesco Liquid Assets Portfolio, Institutional Class	2,092,396	19,369,774	(21,425,057)	166	44	37,323	143
Invesco Treasury Portfolio, Institutional Class	3,348,230	31,233,314	(34,280,017)	-	-	301,527	105
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	2,082,321	(2,082,321)	-	-	-	1	*
Invesco Private Prime Fund	-	3,327,529	(3,327,529)	-	-	-	21	*
Total	$8,370,328	$83,342,088	$(91,109,939)	$166	$44	$602,687	$522

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Capital Appreciation Fund

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2021

Information Technology	41.36%
Consumer Discretionary	16.61
Communication Services	13.97
Health Care	12.00
Industrials	7.39
Financials	4.60
Materials	2.61
Other Sectors, Each Less than 2% of Net Assets	1.74
Money Market Funds Plus Other Assets Less Liabilities	(0.28)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Capital Appreciation Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $532,098,192)	$897,987,936

Investments in affiliated money market funds, at value (Cost $602,687)	602,687

Cash	2,000,000

Foreign currencies, at value (Cost $173)	164

Receivable for:
Investments sold	5,984,740

Fund shares sold	46,204

Dividends	408,310

Investment for trustee deferred compensation and retirement plans	120,096

Total assets	907,150,137

Liabilities:
Payable for:
Investments purchased	4,577,265

Fund shares reacquired	6,044,347

Accrued fees to affiliates	680,918

Accrued other operating expenses	248,070

Trustee deferred compensation and retirement plans	120,096

Total liabilities	11,670,696

Net assets applicable to shares outstanding	$895,479,441

Net assets consist of:
Shares of beneficial interest	$337,467,024

Distributable earnings	558,012,417

$895,479,441

Net Assets:
Series I	$667,778,295

Series II	$227,701,146

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	8,403,706

Series II	2,939,955

Series I:
Net asset value per share	$79.46

Series II:
Net asset value per share	$77.45

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $39,548)	$2,058,448

Dividends from affiliates (includes securities lending income of $227)	727

Total investment income	2,059,175

Expenses:
Advisory fees	2,899,667

Administrative services fees	638,753

Custodian fees	3,995

Distribution fees - Series II	270,242

Transfer agent fees	27,860

Trustees’ and officers’ fees and benefits	12,233

Reports to shareholders	115,846

Professional services fees	33,587

Taxes	100

Other	6,085

Total expenses	4,008,368

Less: Fees waived	(347,944)

Net expenses	3,660,424

Net investment income (loss)	(1,601,249)

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities (includes net gains from securities sold to affiliates of $552,919)	154,327,834

Affiliated investment securities	44

Foreign currencies	31,741

154,359,619

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(47,412,821)

Affiliated investment securities	166

Foreign currencies	(11,070)

(47,423,725)

Net realized and unrealized gain	106,935,894

Net increase in net assets resulting from operations	$105,334,645

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Capital Appreciation Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30, 2021	December 31, 2020

Operations:
Net investment income (loss)	$(1,601,249)	$(1,344,835)

Net realized gain	154,359,619	44,098,047

Change in net unrealized appreciation (depreciation)	(47,423,725)	187,508,885

Net increase in net assets resulting from operations	105,334,645	230,262,097

Distributions to shareholders from distributable earnings:
Series I	-	(81,814,036)

Series II	-	(28,225,418)

Total distributions from distributable earnings	-	(110,039,454)

Share transactions–net:
Series I	(37,222,577)	(6,360,539)

Series II	(14,546,706)	(10,935,911)

Net increase (decrease) in net assets resulting from share transactions	(51,769,283)	(17,296,450)

Net increase in net assets	53,565,362	102,926,193

Net assets:
Beginning of period	841,914,079	738,987,886

End of period	$895,479,441	$841,914,079

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Capital Appreciation Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Series I
Six months ended 06/30/21	$70.34	$(0.11)	$9.23	$9.12	$-	$-	$-	$79.46	12.97%	$667,778	0.80	%(e)	0.88	%(e)	(0.31	)%(e)	58%
Year ended 12/31/20	59.77	(0.08)	21.00	20.92	-	(10.35)	(10.35)	70.34	36.59	626,304	0.80		0.88		(0.12)		37
Year ended 12/31/19	48.50	0.06	16.80	16.86	(0.04)	(5.55)	(5.59)	59.77	36.20	538,247	0.80		0.88		0.10		73
Year ended 12/31/18	55.70	0.09	(2.71)	(2.62)	(0.19)	(4.39)	(4.58)	48.50	(5.73)	460,708	0.80		0.85		0.16		27
Year ended 12/31/17	48.36	0.15	12.33	12.48	(0.13)	(5.01)	(5.14)	55.70	26.83	556,227	0.80		0.82		0.29		26
Year ended 12/31/16	55.49	0.12	(1.57)	(1.45)	(0.22)	(5.46)	(5.68)	48.36	(2.20)	501,756	0.80		0.83		0.25		114
Series II
Six months ended 06/30/21	68.64	(0.20)	9.01	8.81	-	-	-	77.45	12.84	227,701	1.05	(e)	1.13	(e)	(0.56	)(e)	58
Year ended 12/31/20	58.67	(0.23)	20.55	20.32	-	(10.35)	(10.35)	68.64	36.24	215,610	1.05		1.13		(0.37)		37
Year ended 12/31/19	47.78	(0.08)	16.52	16.44	-	(5.55)	(5.55)	58.67	35.84	200,741	1.05		1.13		(0.15)		73
Year ended 12/31/18	54.89	(0.05)	(2.67)	(2.72)	-	(4.39)	(4.39)	47.78	(5.96)	141,790	1.05		1.10		(0.09)		27
Year ended 12/31/17	47.73	0.02	12.16	12.18	(0.01)	(5.01)	(5.02)	54.89	26.50	316,864	1.05		1.07		0.04		26
Year ended 12/31/16	54.80	0.00	(1.55)	(1.55)	(0.06)	(5.46)	(5.52)	47.73	(2.43)	295,226	1.05		1.08		0.00		114

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended October 31, 2019, 2018, 2017, and 2016, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $636,869 and $217,986 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco	V.I. Capital Appreciation Fund

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Capital Appreciation Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Fund is classified as non-diversified. The Fund’s classification changed from diversified to non-diversified on April 30, 2021. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

    The Fund’s investment objective is to seek capital appreciation.

    The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

    A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

    Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

    Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

    Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

    Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

    Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

    The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

Invesco V.I. Capital Appreciation Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

    The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Master Limited Partnerships – The Fund invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund invests in MLPs engaged in, among other things, the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

    MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Federal Income Taxes – The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code. The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes and generally is subject to U.S. federal income tax on its taxable income at the rate applicable to corporations. In addition, as a regular corporation, the Fund may be subject to state and local taxes in jurisdictions in which the MLPs operate. The estimate state tax rate is based on a periodic analysis of the Fund’s holdings. Taxes include current and deferred taxes. Current taxes reflect the estimated tax liability of the Fund as of a measurement date based on taxable income. Deferred taxes reflect estimates of (i) taxes on net unrealized gains (losses), which are attributable to the difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes, and (iii) the net tax benefit of accumulated net operating losses, capital loss carryforwards and other tax attributes.

    The Fund’s deferred tax asset (“DTA”) and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. A DTA will be recognized for temporary book/tax differences, net of unrealized losses, and carryforwards (net operating losses, capital loss carryforward, or tax credits). To the extent the Fund has a DTA, the Fund will assess whether a valuation allowance is required to offset the value of a portion, or all, of the DTA. Prior year capital gains (carrybacks), unrealized net gains, future reversals of existing taxable timing differences, forecast of future profitability (based on historical evidence), potential tax planning strategies, unsettled circumstances, and other evidence will be used in determining the valuation allowance. The valuation allowance is reviewed periodically and the Fund may modify its estimates or assumptions regarding the net deferred tax asset or liability balances and any applicable valuation allowance. The Fund recognizes interest and penalties associated with underpayment of federal and state income taxes, if any, in tax expense. The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

    The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Return of Capital – Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

K.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in

Invesco V.I. Capital Appreciation Fund

potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
L.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

    The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

M.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

    The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

    A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

N.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

    The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

O.

Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

Invesco V.I. Capital Appreciation Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
Upto $200 million	0.750%
Next $ 200 million	0.720%
Next $ 200 million	0.690%
Next $ 200 million	0.660%
Next $ 200 million	0.600%
Over $1 billion	0.580%

*	The advisory fee payable by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with Invesco.

    For the six months ended June 30, 2021, the effective advisory fee rate incurred by the Fund was 0.68%.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

    The Adviser has contractually agreed, through at least April 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement excluding certain items discussed below) of Series I shares to 0.80% and Series II shares to 1.05% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

    For the six months ended June 30, 2021, the Adviser waived advisory fees of $347,944.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2021, Invesco was paid $60,367 for accounting and fund administrative services and was reimbursed $578,386 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2021, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

    For the six months ended June 30, 2021, the Fund incurred $6,423 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. Capital Appreciation Fund

    As of June 30, 2021, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2021, the Fund engaged in securities purchases of $6,685,140 and securities sales of $2,732,308, which resulted in net realized gains of $552,919.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of December 31, 2020.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $490,100,943 and $530,290,157, respectively. Cost of investments, including any derivatives, on a tax basis    includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$365,963,342

Aggregate unrealized (depreciation) of investments	(3,720,132)

Net unrealized appreciation of investments	$362,243,210

Cost of investments for tax purposes is $536,347,413.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended June 30, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Series I	129,735	$9,409,258	286,935	$18,471,044

Series II	56,097	3,957,334	706,142	41,437,974

Issued as reinvestment of dividends:
Series I	-	-	1,269,813	81,814,036

Series II	-	-	448,663	28,225,406

Invesco V.I. Capital Appreciation Fund

	Summary of Share Activity

	Six months ended June 30, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Reacquired:
Series I	(629,902)	$(46,631,835)	(1,658,108)	$(106,645,619)

Series II	(257,104)	(18,504,040)	(1,435,287)	(80,599,291)

Net increase (decrease) in share activity	(701,174)	$(51,769,283)	(381,842)	$(17,296,450)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Capital Appreciation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

    The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,129.70	$4.22	$1,020.83	$4.01	0.80%
Series II	1,000.00	1,128.40	5.54	1,019.59	5.26	1.05

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Capital Appreciation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Capital Appreciation Fund’s (formerly, Invesco Oppenheimer V.I. Capital Appreciation Fund) (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the

Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Growth Index (Index). The Board noted that performance of Series I shares of the Fund was in the third quintile of its performance universe for the one and three year periods and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of its performance peer funds. The Board noted that

Invesco V.I. Capital Appreciation Fund

overweight and underweight exposures to, and stock selection in, certain sectors, as well as exposures to small and mid capitalization stocks, detracted from Fund performance. The Board noted that the Fund underwent a portfolio management team change in June 2019, and that performance results prior to such date were those of the prior portfolio management team. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with

Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Capital Appreciation Fund

Proxy Results

A Virtual Special Meeting (“Meeting”) of Shareholders of Invesco Oppenheimer V.I. Capital Appreciation Fund (the “Fund”) was held on January 22, 2021. The Meeting was held for the following purpose:

(1) Approval of changing the Fund’s sub-classification from “diversified” to “non-diversified” and approve the elimination of a related fundamental investment restriction.

The results of the voting on the above matter were as follows:

Matter	Votes For	Votes Against	Votes Abstain
Approval of changing the Fund’s sub-classification from “diversified” to “non-diversified” and approve the elimination of a related fundamental
(1). investment restriction	10,010,838.42	1,061,635.76	756,120.45

Invesco V.I. Capital Appreciation Fund

Semiannual Report to Shareholders	June 30, 2021

Invesco V.I. Comstock Fund

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VK-VICOM-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/20 to 6/30/21, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	23.93%
Series II Shares	23.77
S&P 500 Index▼ (Broad Market Index)	15.25
Russell 1000 Value Index▼ (Style-Specific Index)	17.05
Lipper VUF Large-Cap Value Funds Index∎ (Peer Group Index)	17.35
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper VUF Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value variable insurance underlying funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/21

Series I Shares
Inception (4/30/99)	7.73%
10 Years	11.21
5 Years	13.36
1 Year	54.70

Series II Shares
Inception (9/18/00)	7.75%
10 Years	10.94
5 Years	13.08
1 Year	54.29

Effective June 1, 2010, Class I and Class II shares of the predecessor fund, Van Kampen Life Investment Trust Comstock Portfolio, advised by Van Kampen Asset Management were reorganized into Series I and Series II shares, respectively, of Invesco Van Kampen V.I. Comstock Fund (renamed Invesco V.I. Comstock Fund on April 29, 2013). Returns shown above, prior to June 1, 2010, for Series I and Series II shares are those of the Class I shares and Class II shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Comstock Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Comstock Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Comstock Fund

Schedule of Investments(a)

June 30, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.38%

Aerospace & Defense–1.65%
Textron, Inc.	363,972	$25,030,354

Air Freight & Logistics–1.56%
FedEx Corp.	79,223	23,634,598

Application Software–1.09%
CDK Global, Inc.	334,120	16,602,423

Asset Management & Custody Banks–2.40%
Bank of New York Mellon Corp. (The)	490,288	25,117,454
State Street Corp.	136,975	11,270,303
		36,387,757

Automobile Manufacturers–2.14%
General Motors Co.(b)	549,654	32,523,027

Building Products–2.64%
Johnson Controls International PLC	439,214	30,143,257
Trane Technologies PLC	53,543	9,859,408
		40,002,665

Cable & Satellite–1.64%
Comcast Corp., Class A	435,300	24,820,806

Casinos & Gaming–0.86%
Las Vegas Sands Corp.(b)	247,788	13,055,950

Communications Equipment–2.10%
Cisco Systems, Inc.	600,128	31,806,784

Construction Machinery & Heavy Trucks–1.85%
Caterpillar, Inc.	128,807	28,032,267

Consumer Finance–0.46%
Capital One Financial Corp.	44,617	6,901,804

Diversified Banks–10.88%
Bank of America Corp.	1,294,623	53,377,306
Citigroup, Inc.	766,112	54,202,424
JPMorgan Chase & Co.	128,645	20,009,443
Wells Fargo & Co.	826,809	37,446,180
		165,035,353

Electric Utilities–1.44%
Exelon Corp.	491,726	21,788,379

Electrical Components & Equipment–3.91%
Eaton Corp. PLC	206,070	30,535,453
Emerson Electric Co.	298,139	28,692,897
		59,228,350

Fertilizers & Agricultural Chemicals–2.56%
CF Industries Holdings, Inc.	429,463	22,095,871
Corteva, Inc.	378,314	16,778,226
		38,874,097

Health Care Distributors–2.24%
Henry Schein, Inc.(b)	206,512	15,321,125

	Shares	Value
Health Care Distributors–(continued)
McKesson Corp.	97,332	$18,613,772
		33,934,897

Health Care Equipment–0.50%
Baxter International, Inc.	93,464	7,523,852

Health Care Facilities–3.30%
HCA Healthcare, Inc.	161,058	33,297,131
Universal Health Services, Inc., Class B	114,768	16,805,478
		50,102,609

Health Care Services–1.34%
CVS Health Corp.	242,818	20,260,734

Health Care Supplies–0.76%
DENTSPLY SIRONA, Inc.	183,375	11,600,303

Hotel & Resort REITs–0.84%
Host Hotels & Resorts, Inc.(b)	749,030	12,800,923

Hotels, Resorts & Cruise Lines–0.88%
Booking Holdings, Inc.(b)	6,134	13,421,744

Industrial Conglomerates–1.44%
General Electric Co.	1,620,405	21,810,651

Integrated Oil & Gas–3.19%
Chevron Corp.	265,261	27,783,437
Suncor Energy, Inc. (Canada)(c)	858,253	20,572,325
		48,355,762

Integrated Telecommunication Services–0.78%
AT&T, Inc.	412,025	11,858,080

Internet & Direct Marketing Retail–0.69%
eBay, Inc.	149,396	10,489,093

Investment Banking & Brokerage–3.81%
Goldman Sachs Group, Inc. (The)	71,466	27,123,491
Morgan Stanley	334,621	30,681,399
		57,804,890

IT Consulting & Other Services–2.25%
Cognizant Technology Solutions Corp., Class A	375,325	25,995,010
DXC Technology Co.(b)	209,680	8,164,939
		34,159,949

Life & Health Insurance–0.93%
MetLife, Inc.	236,116	14,131,543

Managed Health Care–2.61%
Anthem, Inc.	86,657	33,085,643
UnitedHealth Group, Inc.	16,093	6,444,281
		39,529,924

Multi-line Insurance–2.40%
American International Group, Inc.	765,880	36,455,888

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Comstock Fund

	Shares	Value

Oil & Gas Exploration & Production–7.96%
Canadian Natural Resources Ltd. (Canada)	488,911	$17,748,463
ConocoPhillips	195,883	11,929,275
Devon Energy Corp.	756,074	22,069,800
Hess Corp.	239,864	20,944,924

Marathon Oil Corp.	1,773,848	24,159,810
Pioneer Natural Resources Co.	146,581	23,822,344
		120,674,616

Packaged Foods & Meats–1.43%
Kraft Heinz Co. (The)	281,334	11,472,800
Tyson Foods, Inc., Class A	139,180	10,265,917
		21,738,717

Paper Packaging–1.69%
International Paper Co.	417,226	25,580,126

Pharmaceuticals–4.31%
Bristol Myers Squibb Co.	235,889	15,762,103
Johnson & Johnson	158,790	26,159,064
Sanofi, ADR (France)	443,760	23,368,402
		65,289,569

Property & Casualty Insurance–1.21%
Allstate Corp. (The)	140,145	18,280,514

Real Estate Services–0.53%
Jones Lang LaSalle, Inc.(b)	41,024	8,018,551

Regional Banks–2.99%
Citizens Financial Group, Inc.	466,614	21,403,584
Fifth Third Bancorp	502,610	19,214,780
Huntington Bancshares, Inc.	327,081	4,667,446
		45,285,810

Semiconductors–4.63%
Intel Corp.	384,821	21,603,851
NXP Semiconductors N.V. (China)	131,707	27,094,764
QUALCOMM, Inc.	150,566	21,520,398
		70,219,013

Soft Drinks–1.71%
Coca Cola Co. (The)	480,567	26,003,480

	Shares	Value
Specialty Chemicals–0.64%
DuPont de Nemours, Inc.	124,891	$9,667,812

Systems Software–1.63%
Microsoft Corp.	91,288	24,729,919

Tobacco–4.51%
Altria Group, Inc.	462,466	22,050,379
Philip Morris International, Inc.	468,052	46,388,634
		68,439,013
Total Common Stocks & Other Equity Interests (Cost $930,701,582)		1,491,892,596

Money Market Funds–1.64%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	8,656,745	8,656,745
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	6,365,296	6,367,842
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	9,893,422	9,893,422
Total Money Market Funds (Cost $24,917,488)		24,918,009
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $955,619,070)		1,516,810,605

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.05%
Invesco Private Government Fund, 0.02%(d)(e)(f)	207,339	207,339
Invesco Private Prime Fund, 0.12%(d)(e)(f)	483,598	483,792
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $691,131)		691,131
TOTAL INVESTMENTS IN SECURITIES-100.07% (Cost $956,310,201)		1,517,501,736
OTHER ASSETS LESS LIABILITIES-(0.07)%		(1,077,285)
NET ASSETS-100.00%		$1,516,424,451

Investment Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value June 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,190,529	$56,634,911	$(59,168,695)	$-	$-	$8,656,745	$1,563
Invesco Liquid Assets Portfolio, Institutional Class	8,570,721	40,203,510	(42,407,246)	(2,816)	3,673	6,367,842	903
Invesco Treasury Portfolio, Institutional Class	12,789,175	64,725,612	(67,621,365)	-	-	9,893,422	629

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Comstock Fund

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value June 30, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$24,001,975	$(23,794,636)	$-	$-	$207,339	$49	*
Invesco Private Prime Fund	-	43,805,727	(43,321,935)	-	-	483,792	634	*
Total	$32,550,425	$229,371,735	$(236,313,877)	$(2,816)	$3,673	$25,609,140	$3,778

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Forward Foreign Currency Contracts

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
Currency Risk
07/30/2021	Canadian Imperial Bank of Commerce	CAD	24,126,222	USD	19,626,291	$163,670
07/30/2021	Canadian Imperial Bank of Commerce	EUR	9,720,546	USD	11,635,139	102,319
Subtotal–Appreciation						265,989

Currency Risk
07/30/2021	Royal Bank of Canada	USD	561,501	CAD	695,822	(182)
Total Forward Foreign Currency Contracts						$265,807

Abbreviations:

CAD – Canadian Dollar

EUR – Euro

USD – U.S. Dollar

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2021

Financials	25.08%
Health Care	15.06
Industrials	13.05
Information Technology	11.70
Energy	11.15
Consumer Staples	7.65
Materials	4.89
Consumer Discretionary	4.57
Communication Services	2.42
Other Sectors, Each Less than 2% of Net Assets	2.81
Money Market Funds Plus Other Assets Less Liabilities	1.62

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Comstock Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $930,701,582)*	$1,491,892,596
Investments in affiliated money market funds, at value (Cost $25,608,619)	25,609,140
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	265,989
Cash	163,845
Foreign currencies, at value (Cost $547)	544
Receivable for:
Investments sold	4,935,970
Fund shares sold	72,020
Dividends	2,072,782
Investment for trustee deferred compensation and retirement plans	221,366
Total assets	1,525,234,252

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	182
Payable for:
Investments purchased	2,112,261
Fund shares reacquired	4,225,249
Collateral upon return of securities loaned	691,131
Accrued fees to affiliates	1,447,309
Accrued other operating expenses	89,833
Trustee deferred compensation and retirement plans	243,836
Total liabilities	8,809,801
Net assets applicable to shares outstanding	$1,516,424,451

Net assets consist of:
Shares of beneficial interest	$977,172,319
Distributable earnings	539,252,132
$1,516,424,451

Net Assets:
Series I	$210,331,669
Series II	$1,306,092,782

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	10,519,798
Series II	65,657,962
Series I:
Net asset value per share	$19.99
Series II:
Net asset value per share	$19.89

*	At June 30, 2021, security with a value of $683,145 was on loan to brokers.

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $249,466)	$14,980,798

Dividends from affiliated money market funds (includes securities lending income of $73,074)	76,169

Total investment income	15,056,967

Expenses:
Advisory fees	4,118,425

Administrative services fees	1,190,055

Custodian fees	22,940

Distribution fees - Series II	1,564,070

Transfer agent fees	17,930

Trustees’ and officers’ fees and benefits	13,154

Reports to shareholders	9,354

Professional services fees	25,190

Other	13,472

Total expenses	6,974,590

Less: Fees waived	(8,281)

Net expenses	6,966,309

Net investment income	8,090,658

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	35,953,467

Affiliated investment securities	3,673

Foreign currencies	11,024

Forward foreign currency contracts	(754,736)

35,213,428

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	260,867,358

Affiliated investment securities	(2,816)

Foreign currencies	(11,109)

Forward foreign currency contracts	813,193

261,666,626

Net realized and unrealized gain	296,880,054

Net increase in net assets resulting from operations	$304,970,712

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Comstock Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30, 2021	December 31, 2020

Operations:
Net investment income	$8,090,658	$24,065,133

Net realized gain (loss)	35,213,428	(86,067,987)

Change in net unrealized appreciation	261,666,626	49,751,316

Net increase (decrease) in net assets resulting from operations	304,970,712	(12,251,538)

Distributions to shareholders from distributable earnings:
Series I	–	(8,343,228)

Series II	–	(50,127,365)

Total distributions from distributable earnings	–	(58,470,593)

Share transactions–net:
Series I	(13,485,124)	(6,729,781)

Series II	(101,567,529)	(35,671,961)

Net increase (decrease) in net assets resulting from share transactions	(115,052,653)	(42,401,742)

Net increase (decrease) in net assets	189,918,059	(113,123,873)

Net assets:
Beginning of period	1,326,506,392	1,439,630,265

End of period	$1,516,424,451	$1,326,506,392

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Comstock Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net
			(losses)								net assets		assets without		Ratio of net
	Net asset		on securities		Dividends	Distributions					with fee waivers		fee waivers		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	and/or		and/or		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	expenses		expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return (b)	(000’s omitted)	absorbed		absorbed		net assets		turnover (c)
Series I
Six months ended 06/30/21	$16.13	$0.12	$3.74	$3.86	$–	$–	$–	$19.99	23.93%	$210,332	0.74	%(d)	0.74	%(d)	1.33	%(d)	7%
Year ended 12/31/20	17.16	0.32	(0.59)	(0.27)	(0.36)	(0.40)	(0.76)	16.13	(0.85)	181,594	0.75		0.75		2.24		38
Year ended 12/31/19	16.12	0.37	3.45	3.82	(0.37)	(2.41)	(2.78)	17.16	25.30	199,521	0.74		0.74		2.09		21
Year ended 12/31/18	20.62	0.33	(2.41)	(2.08)	(0.36)	(2.06)	(2.42)	16.12	(12.16)	214,084	0.75		0.75		1.63		19
Year ended 12/31/17	18.69	0.28	2.94	3.22	(0.44)	(0.85)	(1.29)	20.62	17.85	270,651	0.75		0.75		1.47		13
Year ended 12/31/16	17.57	0.38	2.47	2.85	(0.29)	(1.44)	(1.73)	18.69	17.30	256,080	0.77		0.78		2.20		21
Series II
Six months ended 06/30/21	16.07	0.10	3.72	3.82	–	–	–	19.89	23.77	1,306,093	0.99	(d)	0.99	(d)	1.08	(d)	7
Year ended 12/31/20	17.09	0.28	(0.58)	(0.30)	(0.32)	(0.40)	(0.72)	16.07	(1.09)	1,144,913	1.00		1.00		1.99		38
Year ended 12/31/19	16.06	0.32	3.44	3.76	(0.32)	(2.41)	(2.73)	17.09	24.94	1,240,109	0.99		0.99		1.84		21
Year ended 12/31/18	20.54	0.28	(2.40)	(2.12)	(0.30)	(2.06)	(2.36)	16.06	(12.37)	1,098,666	1.00		1.00		1.38		19
Year ended 12/31/17	18.62	0.23	2.93	3.16	(0.39)	(0.85)	(1.24)	20.54	17.58	1,643,281	1.00		1.00		1.22		13
Year ended 12/31/16	17.51	0.34	2.45	2.79	(0.24)	(1.44)	(1.68)	18.62	16.99	1,679,769	1.02		1.03		1.95		21

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $202,940 and $1,261,626 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Comstock Fund

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Comstock Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

Invesco V.I. Comstock Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement

Invesco V.I. Comstock Fund

based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.600%

Next $500 million	0.550%

For the six months ended June 30, 2021, the effective advisory fee rate incurred by the Fund was 0.57%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective May 1, 2021, the Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “expense limits”). Prior to May 1, 2021, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.78% and Series II shares to 1.03% of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2021, the Adviser waived advisory fees of $8,281.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2021, Invesco was paid $101,363 for accounting and fund administrative services and was reimbursed $1,088,692 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2021, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2021, the Fund incurred $2,244 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily

Invesco V.I. Comstock Fund

available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$1,491,892,596	$–	$–	$1,491,892,596

Money Market Funds	24,918,009	691,131	–	25,609,140

Total Investments in Securities	1,516,810,605	691,131	–	1,517,501,736

Other Investments - Assets*

Forward Foreign Currency Contracts	–	265,989	–	265,989

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(182)	–	(182)

Total Other Investments	–	265,807	–	265,807

Total Investments	$1,516,810,605	$956,938	$–	$1,517,767,543

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2021:

Value
Currency
Derivative Assets	Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$265,989

Derivatives not subject to master netting agreements	-

Total Derivative Assets subject to master netting agreements	$265,989

Value
Currency
Derivative Liabilities	Risk

Unrealized depreciation on forward foreign currency contracts outstanding	$(182)

Derivatives not subject to master netting agreements	-

Total Derivative Liabilities subject to master netting agreements	$(182)

Invesco V.I. Comstock Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2021.

	Financial	Financial
	Derivative	Derivative		Collateral
	Assets	Liabilities		(Received)/Pledged
	Forward Foreign	Forward Foreign	Net Value of			Net
Counterparty	Currency Contracts	Currency Contracts	Derivatives	Non-Cash	Cash	Amount
Canadian Imperial Bank of Commerce	$265,989	$-	$265,989	$-	$-	$265,989
Royal Bank of Canada	-	(182)	(182)	-	-	(182)
Total	$265,989	$(182)	$265,807	$-	$-	$265,807

Effect of Derivative Investments for the six months ended June 30, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Currency
Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(754,736)
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	813,193
Total	$58,457

The table below summarizes the average notional value of derivatives held during the period.

Forward
Foreign Currency
Contracts
Average notional value	$40,534,468

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2020, as follows:

	Capital Loss Carryforward*
Expiration		Short-Term	Long-Term	Total

Not subject to expiration		$298,664	$68,160,516	$68,459,180

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Invesco V.I. Comstock Fund

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $102,762,068 and $223,176,305, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$545,000,342

Aggregate unrealized (depreciation) of investments	(4,645,719)

Net unrealized appreciation of investments	$540,354,623

Cost of investments for tax purposes is $977,412,920.

NOTE 9–Share Information

	Summary of Share Activity
	Six months ended		Year ended
	June 30, 2021(a)		December 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Series I	675,928	$12,977,654	1,063,167	$14,212,924

Series II	2,423,121	46,619,862	9,025,347	114,751,533

Issued as reinvestment of dividends:
Series I	-	-	599,370	8,343,228

Series II	-	-	3,614,085	50,127,365

Reacquired:
Series I	(1,413,063)	(26,462,778)	(2,029,930)	(29,285,933)

Series II	(8,010,529)	(148,187,391)	(13,940,262)	(200,550,859)

Net increase (decrease) in share activity	(6,324,543)	$(115,052,653)	(1,668,223)	$(42,401,742)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 65% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Comstock Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/21)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,239.30	$4.11	$1,021.12	$3.71	0.74%
Series II	1,000.00	1,237.70	5.49	1,019.89	4.96	0.99

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Comstock Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Comstock Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Value Index (Index). The Board noted that performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one and three year periods and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that the Fund’s stock selection in and overweight exposure to certain sectors detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense

Invesco V.I. Comstock Fund

group. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2020.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board requested and received additional information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F. Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Comstock Fund

Semiannual Report to Shareholders	June 30, 2021

Invesco V.I. Conservative Balanced Fund
Effective April 30, 2021, Invesco Oppenheimer V.I. Conservative Balanced Fund was renamed Invesco V.I. Conservative Balanced Fund.

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	O-VICBAL-SAR-1

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/20 to 6/30/21, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	7.19%
Series II Shares	7.07
Russell 3000 Index▼	15.11
Bloomberg Barclays U.S. Aggregate Bond Index▼	-1.60
Custom Invesco V.I. Conservative Balanced Index∎	4.07

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.
The Custom Invesco V.I. Conservative Balanced Index is composed of 65% Bloomberg Barclays U.S. Aggregate Bond Index and 35% Russell 3000® Index.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/21

Series I Shares
Inception (2/9/87)	7.31%
10 Years	7.75
5 Years	8.62
1 Year	18.19

Series II Shares
Inception (5/1/02)	4.77%
10 Years	7.48
5 Years	8.35
1 Year	17.92

Effective May 24, 2019, Non-Service and Service shares of the Oppenheimer Conservative Balanced Fund/VA, (the predecessor fund) were reorganized into Series I and Series II shares, respectively, of Invesco Oppenheimer V.I. Conservative Balanced Fund (renamed Invesco V.I. Conservative Balanced Fund on April 30, 2021). Returns shown above, for periods ending on or prior to May 24, 2019, for Series I and Series II shares are those of the Non-Service shares and Service shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Invesco V.I. Conservative Balanced Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Conservative Balanced Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Conservative Balanced Fund

Schedule of Investments(a)

June 30, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–48.26%
Aerospace & Defense–1.18%
Boeing Co. (The)(b)	3,550	$850,438

Lockheed Martin Corp.	1,818	687,840

Raytheon Technologies Corp.	10,182	868,627

		2,406,905

Air Freight & Logistics–0.70%
United Parcel Service, Inc., Class B	6,833	1,421,059

Alternative Carriers–0.00%
ORBCOMM, Inc.(b)	375	4,215

Apparel Retail–0.58%
Ross Stores, Inc.	9,465	1,173,660

Apparel, Accessories & Luxury Goods–0.37%
Tapestry, Inc.(b)	17,117	744,247

Application Software–1.08%
Olo, Inc., Class A(b)	2,547	95,232

Q2 Holdings, Inc.(b)	4,970	509,823

Workday, Inc., Class A(b)	6,627	1,582,130

		2,187,185

Automobile Manufacturers–0.63%
General Motors Co.(b)	21,468	1,270,262

Automotive Retail–0.55%
CarMax, Inc.(b)	8,619	1,113,144

Biotechnology–0.26%
Seagen, Inc.(b)	3,321	524,319

Cable & Satellite–0.39%
Charter Communications, Inc., Class A(b)	1,093	788,545

Commodity Chemicals–0.22%
Valvoline, Inc.	13,634	442,560

Construction Machinery & Heavy Trucks–0.39%
Caterpillar, Inc.	3,622	788,256

Construction Materials–0.38%
Vulcan Materials Co.	4,405	766,778

Consumer Finance–0.59%
Capital One Financial Corp.	7,695	1,190,340

Data Processing & Outsourced Services–1.45%
Fiserv, Inc.(b)	8,897	951,000

Mastercard, Inc., Class A	5,440	1,986,090

		2,937,090

Distillers & Vintners–0.60%
Constellation Brands, Inc., Class A	5,201	1,216,462

Diversified Banks–1.32%
JPMorgan Chase & Co.	17,302	2,691,153

	Shares	Value
Diversified Metals & Mining–0.28%
Compass Minerals International, Inc.	9,440	$559,414

Electric Utilities–0.66%
Avangrid, Inc.	26,143	1,344,534

Electrical Components & Equipment–0.25%
Rockwell Automation, Inc.	1,765	504,825

Financial Exchanges & Data–0.75%
Intercontinental Exchange, Inc.	12,900	1,531,230

Food Distributors–0.50%
Sysco Corp.	13,198	1,026,144

Footwear–0.32%
NIKE, Inc., Class B	4,147	640,670

Gas Utilities–1.05%
National Fuel Gas Co.	10,207	533,316

ONE Gas, Inc.	16,995	1,259,669

Suburban Propane Partners L.P.	22,085	338,784

		2,131,769

Health Care Equipment–1.21%
Boston Scientific Corp.(b)	18,211	778,702

CryoPort, Inc.(b)	6,532	412,170

DexCom, Inc.(b)	1,212	517,524

Zimmer Biomet Holdings, Inc.	4,627	744,114

		2,452,510

Health Care Facilities–0.39%
HCA Healthcare, Inc.	3,859	797,810

Health Care Services–0.55%
Guardant Health, Inc.(b)	2,269	281,787

LHC Group, Inc.(b)	4,189	838,889

		1,120,676

Health Care Supplies–0.20%
Cooper Cos., Inc. (The)	1,006	398,648

Home Improvement Retail–0.53%
Home Depot, Inc. (The)	3,379	1,077,529

Homebuilding–0.43%
D.R. Horton, Inc.	9,703	876,860

Hotels, Resorts & Cruise Lines–0.24%
Airbnb, Inc., Class A(b)	3,184	487,598

Human Resource & Employment Services–0.46%
Korn Ferry	12,820	930,091

Industrial Conglomerates–0.44%
Honeywell International, Inc.	4,117	903,064

Industrial Machinery–0.40%
Stanley Black & Decker, Inc.	4,005	820,985

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Shares	Value
Industrial REITs–0.85%
Prologis, Inc.	14,481	$1,730,914

Insurance Brokers–0.48%
Arthur J. Gallagher & Co.	6,942	972,435

Integrated Telecommunication Services–0.85%
Verizon Communications, Inc.	30,775	1,724,323

Interactive Home Entertainment–0.81%
Zynga, Inc., Class A(b)	154,290	1,640,103

Interactive Media & Services–5.29%
Alphabet, Inc., Class A(b)	2,266	5,533,096

Bumble, Inc., Class A(b)	3,829	220,550

Facebook, Inc., Class A(b)	9,638	3,351,229

Snap, Inc., Class A(b)	24,137	1,644,696

		10,749,571

Internet & Direct Marketing Retail–2.10%
Amazon.com, Inc.(b)	1,238	4,258,918

Internet Services & Infrastructure–0.06%
Snowflake, Inc., Class A(b)	480	116,064

Investment Banking & Brokerage–0.34%
Raymond James Financial, Inc.	5,329	692,237

Leisure Facilities–0.12%
Cedar Fair L.P.(b)	5,485	245,893

Life Sciences Tools & Services–0.27%
Avantor, Inc.(b)	15,586	553,459

Managed Health Care–0.98%
UnitedHealth Group, Inc.	4,953	1,983,379

Metal & Glass Containers–0.22%
Silgan Holdings, Inc.	10,567	438,530

Office REITs–0.21%
Alexandria Real Estate Equities, Inc.	2,308	419,918

Office Services & Supplies–0.21%
ACCO Brands Corp.	48,950	422,439

Oil & Gas Exploration & Production–0.48%
Cabot Oil & Gas Corp.	56,108	979,646

Oil & Gas Storage & Transportation–0.29%
Shell Midstream Partners L.P.	39,743	587,004

Pharmaceuticals–2.37%
AstraZeneca PLC, ADR (United Kingdom)(c)	21,183	1,268,862

Bayer AG (Germany)	12,769	775,611

Catalent, Inc.(b)	8,464	915,128

Eli Lilly and Co.	6,039	1,386,071

Organon & Co.(b)	15,521	469,665

		4,815,337

Property & Casualty Insurance–0.66%
Allstate Corp. (The)	10,213	1,332,184

Regional Banks–1.15%
East West Bancorp, Inc.	8,757	627,789

First Citizens BancShares, Inc., Class A	1,020	849,395

	Shares	Value
Regional Banks–(continued)
Signature Bank	3,464	$850,932

		2,328,116

Restaurants–0.66%
Starbucks Corp.	12,053	1,347,646

Semiconductor Equipment–0.97%
Applied Materials, Inc.	13,893	1,978,363

Semiconductors–2.53%
NVIDIA Corp.	2,983	2,386,698

QUALCOMM, Inc.	12,670	1,810,923

Texas Instruments, Inc.	4,853	933,232

		5,130,853

Soft Drinks–0.70%
Coca-Cola Co. (The)	26,456	1,431,534

Specialty Chemicals–0.53%
Diversey Holdings Ltd.(b)	32,753	586,606

NewMarket Corp.	1,554	500,357

		1,086,963

Specialty Stores–0.42%
Tractor Supply Co.	4,583	852,713

Systems Software–3.48%
Microsoft Corp.	22,649	6,135,614

VMware, Inc., Class A(b)	5,861	937,584

		7,073,198

Technology Hardware, Storage & Peripherals–1.60%
Apple, Inc.	23,800	3,259,648

Trading Companies & Distributors–0.28%
Fastenal Co.	10,875	565,500

Total Common Stocks & Other Equity Interests (Cost $61,890,144)		97,987,425

	Principal Amount
U.S. Dollar Denominated Bonds & Notes–18.62%
Advertising–0.14%
Interpublic Group of Cos., Inc. (The),
3.75%, 10/01/2021	$154,000	155,357

4.20%, 04/15/2024	37,000	40,277

WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	72,000	78,361

		273,995

Aerospace & Defense–0.15%
BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(d)	56,000	61,889

Boeing Co. (The), 2.20%, 02/04/2026	160,000	161,554

L3Harris Technologies, Inc., 3.85%, 06/15/2023	75,000	79,752

		303,195

Agricultural & Farm Machinery–0.16%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	326,000	329,822

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Principal
	Amount	Value
Airlines–0.31%
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(d)	$142,391	$153,083

4.75%, 10/20/2028(d)	241,350	268,518

United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	194,137	215,816

		637,417

Apparel Retail–0.04%
Ross Stores, Inc., 3.38%, 09/15/2024	85,000	90,182

Application Software–0.21%
salesforce.com, inc.,
2.90%, 07/15/2051	260,000	263,837

3.05%, 07/15/2061	158,000	161,013

		424,850

Asset Management & Custody Banks–0.14%
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	67,000	73,350

CI Financial Corp. (Canada), 3.20%, 12/17/2030	120,000	123,284

Owl Rock Capital Corp., 2.63%, 01/15/2027	95,000	95,327

		291,961

Automobile Manufacturers–0.51%
American Honda Finance Corp., 1.80%, 01/13/2031	92,000	90,974

Daimler Finance North America LLC (Germany), 2.55%, 08/15/2022(d)	149,000	152,543

General Motors Financial Co., Inc.,
4.20%, 11/06/2021	152,000	153,999

4.15%, 06/19/2023	71,000	75,434

Hyundai Capital America,
5.75%, 04/06/2023(d)	91,000	98,931

4.13%, 06/08/2023(d)	75,000	79,767

2.00%, 06/15/2028(d)	181,000	179,756

Nissan Motor Acceptance Corp., 3.65%, 09/21/2021(d)	207,000	208,393

		1,039,797

Automotive Retail–0.13%
Advance Auto Parts, Inc., 1.75%, 10/01/2027	256,000	254,341

Biotechnology–0.08%
AbbVie, Inc., 3.85%, 06/15/2024	145,000	157,340

Brewers–0.04%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	43,000	71,629

Building Products–0.04%
Masco Corp., 1.50%, 02/15/2028	90,000	87,941

	Principal
	Amount	Value
Cable & Satellite–0.61%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
1.83% (3 mo. USD LIBOR + 1.65%), 02/01/2024(e)	$148,000	$152,199

3.50%, 06/01/2041	111,000	111,934

3.90%, 06/01/2052	154,000	157,255

3.85%, 04/01/2061	142,000	139,718

4.40%, 12/01/2061	74,000	79,667

Comcast Corp.,
2.45%, 08/15/2052	74,000	66,994

2.65%, 08/15/2062	91,000	83,347

Cox Communications, Inc.,
2.60%, 06/15/2031(d)	120,000	121,933

3.60%, 06/15/2051(d)	305,000	321,765

		1,234,812

Communications Equipment–0.03%
Motorola Solutions, Inc., 4.60%, 02/23/2028	58,000	67,679

Computer & Electronics Retail–0.10%
Dell International LLC/EMC Corp., 5.30%, 10/01/2029	87,000	105,062

Leidos, Inc., 2.30%, 02/15/2031	104,000	101,733

		206,795

Consumer Finance–0.10%
Discover Bank, 4.65%, 09/13/2028	122,000	143,299

Synchrony Financial, 4.25%, 08/15/2024	56,000	61,223

		204,522

Distillers & Vintners–0.07%
Pernod Ricard S.A. (France), 4.25%, 07/15/2022(d)	134,000	139,152

Diversified Banks–3.47%
Bank of America Corp.,
3.37%, 01/23/2026(f)	65,000	70,107

3.82%, 01/20/2028(f)	42,000	46,651

4.27%, 07/23/2029(f)	36,000	41,389

2.59%, 04/29/2031(f)	58,000	59,836

2.69%, 04/22/2032(f)	264,000	271,779

7.75%, 05/14/2038	115,000	181,816

BBVA USA, 2.50%, 08/27/2024	252,000	265,381

BPCE S.A. (France), 4.50%, 03/15/2025(d)	184,000	202,970

Citigroup, Inc.,
3.11%, 04/08/2026(f)	78,000	83,518

4.08%, 04/23/2029(f)	60,000	68,116

4.41%, 03/31/2031(f)	65,000	75,973

2.56%, 05/01/2032(f)	169,000	172,153

3.88%(c)(f)(g)	309,000	316,339

Series V, 4.70%(f)(g)	160,000	165,396

Commonwealth Bank of Australia (Australia),
2.69%, 03/11/2031(d)	200,000	200,150

3.31%, 03/11/2041(d)	200,000	203,944

Credit Agricole S.A. (France),
4.38%, 03/17/2025(d)	304,000	334,930

7.88%(d)(f)(g)	200,000	226,501

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Principal
	Amount	Value
Diversified Banks–(continued)
HSBC Holdings PLC (United Kingdom),
3.95%, 05/18/2024(f)	$109,000	$115,812
4.04%, 03/13/2028(f)	135,000	149,809
4.58%, 06/19/2029(f)	183,000	211,646
4.60%(f)(g)	225,000	234,000
6.25%(f)(g)	203,000	215,180
ING Groep N.V. (Netherlands),
1.06% (SOFR + 1.01%), 04/01/2027(e)	308,000	311,336
6.88%(d)(f)(g)	200,000	208,313
JPMorgan Chase & Co.,
3.80%, 07/23/2024(f)	92,000	98,049
2.08%, 04/22/2026(f)	103,000	106,549
3.78%, 02/01/2028(f)	75,000	83,335
3.54%, 05/01/2028(f)	57,000	62,705
2.58%, 04/22/2032(f)	165,000	169,459
3.11%, 04/22/2041(f)	64,000	66,518
Mizuho Financial Group, Inc. (Japan), 2.17%, 05/22/2032(f)	242,000	240,572
National Australia Bank Ltd. (Australia), 3.93%, 08/02/2034(d)(f)	154,000	167,032
Royal Bank of Canada (Canada), 3.70%, 10/05/2023	65,000	69,758
Standard Chartered PLC (United Kingdom), 2.68%, 06/29/2032(d)(f)	200,000	201,115
Sumitomo Mitsui Financial Group, Inc. (Japan),
1.47%, 07/08/2025	200,000	202,114
2.14%, 09/23/2030	160,000	156,309
Truist Bank, 2.64%, 09/17/2029(f)	376,000	394,176
U.S. Bancorp,
Series W, 3.10%, 04/27/2026	56,000	60,962
1.38%, 07/22/2030	59,000	56,937
United Overseas Bank Ltd. (Singapore), 2.00%, 10/14/2031(d)(f)	200,000	200,324
Wells Fargo & Co.,
3.58%, 05/22/2028(f)	56,000	61,734
4.75%, 12/07/2046	43,000	54,526
Series BB, 3.90%(f)(g)	154,000	159,533
		7,044,752

Diversified Capital Markets–0.62%
Credit Suisse AG (Switzerland), 3.63%, 09/09/2024	197,000	214,118
Credit Suisse Group AG (Switzerland),
4.55%, 04/17/2026	154,000	174,517
4.19%, 04/01/2031(d)(f)	250,000	281,207
5.10%(d)(f)(g)	201,000	207,784
UBS Group AG (Switzerland),
4.13%, 04/15/2026(d)	160,000	179,527
4.38%(d)(f)(g)	200,000	204,840
		1,261,993

Diversified Chemicals–0.07%
Dow Chemical Co. (The), 3.63%, 05/15/2026	50,000	55,361
Eastman Chemical Co., 3.50%, 12/01/2021	90,000	91,187
		146,548

	Principal
	Amount	Value
Diversified REITs–0.05%
Brixmor Operating Partnership L.P.,
4.13%, 05/15/2029	$37,000	$41,497
4.05%, 07/01/2030	58,000	64,996
		106,493

Drug Retail–0.14%
CK Hutchison International 21 Ltd. (United Kingdom), 1.50%, 04/15/2026(d)	280,000	281,785

Electric Utilities–0.56%
AEP Texas, Inc., 3.95%, 06/01/2028(d)	172,000	193,992
Consolidated Edison Co. of New York, Inc., 3.60%, 06/15/2061	148,000	153,443
EDP Finance B.V. (Portugal), 3.63%, 07/15/2024(d)	231,000	248,442
Enel Finance International N.V. (Italy), 2.88%, 05/25/2022(d)	313,000	319,918
NextEra Energy Capital Holdings, Inc., 0.57% (SOFR + 0.54%), 03/01/2023(e)	121,000	121,682
Southern Co. (The), Series 21-A, 3.75%, 09/15/2051(f)	96,000	96,734
		1,134,211

Electronic Equipment & Instruments–0.11%
Vontier Corp.,
2.40%, 04/01/2028(d)	120,000	119,351
2.95%, 04/01/2031(d)	103,000	103,601
		222,952

Electronic Manufacturing Services–0.04%
Jabil, Inc., 3.00%, 01/15/2031	81,000	83,450

Financial Exchanges & Data–0.03%
Intercontinental Exchange, Inc., 3.00%, 09/15/2060	60,000	58,177

Food Retail–0.20%
Alimentation Couche-Tard, Inc. (Canada),
3.44%, 05/13/2041(d)	205,000	211,942
3.63%, 05/13/2051(d)	175,000	183,313
		395,255

Health Care REITs–0.14%
Healthcare Trust of America Holdings L.P.,
3.50%, 08/01/2026	57,000	62,692
2.00%, 03/15/2031	58,000	56,109
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	163,000	162,848
		281,649

Health Care Services–0.19%
Cigna Corp., 4.13%, 11/15/2025	56,000	62,792
CVS Health Corp., 1.30%, 08/21/2027	82,000	80,487
Fresenius Medical Care US Finance II, Inc. (Germany), 5.88%, 01/31/2022(d)	85,000	87,612
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(d)	150,000	150,141
		381,032

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Principal
	Amount	Value
Home Improvement Retail–0.12%
Lowe’s Cos., Inc.,
2.63%, 04/01/2031	$130,000	$134,474

3.50%, 04/01/2051	104,000	111,730

		246,204

Homebuilding–0.03%
D.R. Horton, Inc., 4.75%, 02/15/2023	65,000	68,741

Hotels, Resorts & Cruise Lines–0.17%
Expedia Group, Inc.,
4.63%, 08/01/2027	56,000	63,370

2.95%, 03/15/2031	275,000	279,234

		342,604

Independent Power Producers & Energy Traders–0.14%
AES Corp. (The),
1.38%, 01/15/2026(d)	57,000	56,468

2.45%, 01/15/2031(d)	64,000	63,427

Deutsche Telekom International Finance B.V. (Germany), 4.38%, 06/21/2028(d)	146,000	169,888

		289,783

Industrial Conglomerates–0.09%
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/2025	160,000	174,659

Industrial Machinery–0.08%
IDEX Corp., 2.63%, 06/15/2031	152,000	154,684

Insurance Brokers–0.08%
Arthur J. Gallagher & Co.,
2.50%, 05/20/2031	66,000	66,720

3.50%, 05/20/2051	98,000	102,813

		169,533

Integrated Oil & Gas–0.26%
BP Capital Markets America, Inc.,
3.06%, 06/17/2041	214,000	216,091

2.94%, 06/04/2051	104,000	99,822

3.38%, 02/08/2061	143,000	144,099

Gray Oak Pipeline LLC, 2.60%, 10/15/2025(d)	71,000	72,992

		533,004

Integrated Telecommunication Services–0.88%
AT&T, Inc.,
0.69% (SOFR + 0.64%), 03/25/2024(e)	150,000	150,362

4.30%, 02/15/2030	75,000	86,755

2.55%, 12/01/2033(d)	328,000	325,283

3.10%, 02/01/2043	88,000	86,402

3.50%, 09/15/2053(d)	143,000	143,885

3.80%, 12/01/2057(d)	43,000	44,882

3.50%, 02/01/2061	56,000	55,390

NBN Co. Ltd. (Australia), 2.63%, 05/05/2031(d)	231,000	236,921

	Principal
	Amount	Value
Integrated Telecommunication Services–(continued)
Verizon Communications, Inc.,
0.85%, 11/20/2025	$92,000	$91,042

1.75%, 01/20/2031	54,000	51,789

2.55%, 03/21/2031	71,000	72,625

2.65%, 11/20/2040	50,000	48,206

3.40%, 03/22/2041	76,000	80,494

4.52%, 09/15/2048	40,000	49,575

2.88%, 11/20/2050	52,000	49,521

3.55%, 03/22/2051	38,000	40,654

3.00%, 11/20/2060	72,000	67,404

3.70%, 03/22/2061	96,000	102,982

		1,784,172

Interactive Home Entertainment–0.11%
Activision Blizzard, Inc., 2.50%, 09/15/2050	103,000	92,692

Electronic Arts, Inc., 1.85%, 02/15/2031	143,000	138,337

		231,029

Internet & Direct Marketing Retail–0.54%
Amazon.com, Inc.,
1.00%, 05/12/2026	88,000	88,059

1.65%, 05/12/2028	82,000	82,752

2.10%, 05/12/2031	246,000	250,298

2.88%, 05/12/2041	289,000	298,541

3.10%, 05/12/2051	232,000	244,019

3.25%, 05/12/2061	131,000	138,289

		1,101,958

Internet Services & Infrastructure–0.05%
VeriSign, Inc., 2.70%, 06/15/2031	101,000	102,735

Investment Banking & Brokerage–1.03%
Goldman Sachs Group, Inc. (The),
0.61% (SOFR + 0.58%), 03/08/2024(e)	276,000	276,841

3.50%, 04/01/2025	71,000	77,064

3.50%, 11/16/2026	37,000	40,266

0.83% (SOFR + 0.79%), 12/09/2026(e)	545,000	544,099

1.09%, 12/09/2026(f)	90,000	88,645

0.85% (SOFR + 0.81%), 03/09/2027(e)	496,000	495,891

1.99%, 01/27/2032(f)	99,000	96,236

2.62%, 04/22/2032(f)	65,000	66,448

3.21%, 04/22/2042(f)	69,000	72,280

Morgan Stanley,
5.00%, 11/24/2025	72,000	83,072

2.19%, 04/28/2026(f)	52,000	54,016

4.43%, 01/23/2030(f)	54,000	63,276

3.62%, 04/01/2031(f)	66,000	73,741

2.80%, 01/25/2052(f)	59,000	57,969

		2,089,844

Life & Health Insurance–0.68%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	94,000	106,429

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Principal
	Amount	Value
Life & Health Insurance–(continued)
Athene Global Funding,
1.20%, 10/13/2023(d)	$133,000	$134,549

1.45%, 01/08/2026(d)	64,000	64,102

2.95%, 11/12/2026(d)	111,000	118,342

Athene Holding Ltd.,
6.15%, 04/03/2030	72,000	91,133

3.95%, 05/25/2051	30,000	32,239

MAG Mutual Holding Co., 4.75%, 04/30/2041	509,000	509,000

Manulife Financial Corp. (Canada), 4.06%, 02/24/2032(f)	54,000	59,666

Pacific LifeCorp, 3.35%, 09/15/2050(d)	75,000	79,569

Prudential Financial, Inc., 5.20%, 03/15/2044(f)	102,000	109,577

Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(d)	76,000	80,201

		1,384,807

Life Sciences Tools & Services–0.04%
Illumina, Inc., 2.55%, 03/23/2031	88,000	89,417

Managed Health Care–0.14%
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	135,000	138,001

3.00%, 06/01/2051	140,000	144,915

		282,916

Multi-Utilities–0.10%
Ameren Corp., 2.50%, 09/15/2024	45,000	47,374

Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	56,000	61,039

WEC Energy Group, Inc.,
1.38%, 10/15/2027	56,000	54,757

1.80%, 10/15/2030	50,000	48,019

		211,189

Office REITs–0.08%
Office Properties Income Trust,
4.50%, 02/01/2025	118,000	128,212

2.65%, 06/15/2026	33,000	33,515

		161,727

Oil & Gas Exploration & Production–0.05%
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	102,000	104,883

Oil & Gas Storage & Transportation–0.30%
Energy Transfer L.P.,
4.25%, 03/15/2023	59,000	61,932

4.00%, 10/01/2027	47,000	51,740

Kinder Morgan, Inc., 7.75%, 01/15/2032	116,000	166,562

MPLX L.P.,
1.75%, 03/01/2026	74,000	74,840

4.25%, 12/01/2027	42,000	47,637

ONEOK, Inc., 6.35%, 01/15/2031	99,000	128,145

Williams Cos., Inc. (The), 3.70%, 01/15/2023	75,000	78,127

		608,983

	Principal
	Amount	Value
Other Diversified Financial Services–0.64%
Avolon Holdings Funding Ltd. (Ireland),
2.13%, 02/21/2026(d)	$81,000	$80,733

2.75%, 02/21/2028(d)	97,000	96,035

Blackstone Holdings Finance Co. LLC,
1.60%, 03/30/2031(d)	104,000	99,020

2.80%, 09/30/2050(d)	48,000	48,037

Blackstone Secured Lending Fund, 2.75%, 09/16/2026(d)	277,000	280,904

Blue Owl Finance LLC, 3.13%, 06/10/2031(d)	159,000	158,135

Brookfield Finance, Inc. (Canada), 2.72%, 04/15/2031	119,000	122,631

LSEGA Financing PLC (United Kingdom),
1.38%, 04/06/2026(d)	200,000	200,468

2.00%, 04/06/2028(d)	203,000	205,434

		1,291,397

Packaged Foods & Meats–0.24%
Conagra Brands, Inc., 4.60%, 11/01/2025	72,000	82,116

Mondelez International Holdings Netherlands B.V., 2.00%, 10/28/2021(d)	339,000	340,442

Tyson Foods, Inc., 3.90%, 09/28/2023	62,000	66,620

		489,178

Paper Packaging–0.12%
Berry Global, Inc., 1.65%, 01/15/2027(d)	168,000	166,755

Packaging Corp. of America, 3.65%, 09/15/2024	62,000	67,036

		233,791

Pharmaceuticals–0.37%
Bayer US Finance II LLC (Germany), 3.88%, 12/15/2023(d)	335,000	358,917

Mayo Clinic, Series 2021, 3.20%, 11/15/2061	114,000	123,307

Mylan, Inc., 3.13%, 01/15/2023(d)	71,000	73,597

Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028	160,000	192,797

		748,618

Precious Metals & Minerals–0.05%
Anglo American Capital PLC (South Africa), 3.63%, 09/11/2024(d)	86,000	92,770

Property & Casualty Insurance–0.15%
CNA Financial Corp., 3.45%, 08/15/2027	52,000	57,066

Fidelity National Financial, Inc.,
3.40%, 06/15/2030	50,000	53,937

2.45%, 03/15/2031	77,000	76,863

W.R. Berkley Corp., 3.55%, 03/30/2052	110,000	117,429

		305,295

Railroads–0.06%
Union Pacific Corp.,
2.15%, 02/05/2027	49,000	50,948

2.40%, 02/05/2030	60,000	62,070

		113,018

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Principal
	Amount	Value
Real Estate Development–0.05%
Essential Properties L.P., 2.95%, 07/15/2031	$103,000	$103,133

Regional Banks–0.86%
Citizens Financial Group, Inc.,
3.25%, 04/30/2030	33,000	35,789

2.64%, 09/30/2032	406,000	406,992

Fifth Third Bank N.A., 3.85%, 03/15/2026	160,000	177,589

Huntington Bancshares, Inc., 4.00%, 05/15/2025	75,000	83,234

PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027	57,000	62,360

Santander Holdings USA, Inc., 3.50%, 06/07/2024	56,000	59,937

SVB Financial Group,
2.10%, 05/15/2028	93,000	94,421

1.80%, 02/02/2031	125,000	119,759

4.10%(f)(g)	144,000	146,159

Series C, 4.00%(f)(g)	294,000	299,968

Zions Bancorporation N.A., 3.25%, 10/29/2029	250,000	262,430

		1,748,638

Reinsurance–0.08%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	72,000	72,020

Global Atlantic Fin Co., 3.13%, 06/15/2031(d)	88,000	88,712

		160,732

Residential REITs–0.10%
American Homes 4 Rent L.P.,
2.38%, 07/15/2031	35,000	34,480

3.38%, 07/15/2051	34,000	33,307

Spirit Realty L.P., 3.20%, 01/15/2027	45,000	47,948

VEREIT Operating Partnership L.P.,
2.20%, 06/15/2028	42,000	42,685

2.85%, 12/15/2032	38,000	39,754

		198,174

Retail REITs–0.44%
Agree L.P.,
2.00%, 06/15/2028	72,000	71,486

2.60%, 06/15/2033	93,000	92,765

Kimco Realty Corp.,
1.90%, 03/01/2028	91,000	91,059

2.70%, 10/01/2030	43,000	44,244

Kite Realty Group L.P., 4.00%, 10/01/2026	142,000	153,343

National Retail Properties, Inc., 3.50%, 04/15/2051	110,000	115,573

Realty Income Corp., 3.25%, 01/15/2031	60,000	65,468

Regency Centers L.P., 2.95%, 09/15/2029	54,000	56,926

Retail Properties of America, Inc., 4.75%, 09/15/2030	53,000	58,842

Scentre Group Trust 2 (Australia), 4.75%, 09/24/2080(d)(f)	133,000	142,144

		891,850

	Principal
	Amount	Value
Semiconductors–0.62%
Broadcom, Inc.,
4.15%, 11/15/2030	$81,000	$90,924

2.45%, 02/15/2031(d)	62,000	60,975

3.42%, 04/15/2033(d)	194,000	203,955

3.47%, 04/15/2034(d)	332,000	351,515

Marvell Technology, Inc., 2.95%, 04/15/2031(d)	211,000	218,882

NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 3.88%, 06/18/2026(d)	47,000	52,104

QUALCOMM, Inc.,
2.15%, 05/20/2030	88,000	90,077

3.25%, 05/20/2050	86,000	93,075

Skyworks Solutions, Inc.,
1.80%, 06/01/2026	30,000	30,397

3.00%, 06/01/2031	62,000	63,437

		1,255,341

Specialized REITs–0.34%
American Tower Corp.,
3.00%, 06/15/2023	62,000	64,995

4.00%, 06/01/2025	39,000	42,997

2.70%, 04/15/2031	205,000	211,689

CBRE Services, Inc., 2.50%, 04/01/2031	171,000	173,353

Crown Castle International Corp., 2.50%, 07/15/2031	195,000	196,643

		689,677

Systems Software–0.02%
VMware, Inc., 3.90%, 08/21/2027	39,000	43,374

Technology Hardware, Storage & Peripherals–0.29%
Apple, Inc.,
4.38%, 05/13/2045	42,000	53,740

2.55%, 08/20/2060	264,000	247,011

2.80%, 02/08/2061	287,000	280,352

		581,103

Thrifts & Mortgage Finance–0.08%
Nationwide Building Society (United Kingdom), 3.96%, 07/18/2030(d)(f)	150,000	168,527

Tobacco–0.38%
Altria Group, Inc.,
2.45%, 02/04/2032	115,000	111,342

3.70%, 02/04/2051	136,000	129,230

4.00%, 02/04/2061	137,000	131,718

Imperial Brands Finance PLC (United Kingdom), 3.75%, 07/21/2022(d)	328,000	336,610

Philip Morris International, Inc., 0.88%, 05/01/2026	69,000	68,162

		777,062

Trucking–0.28%
Penske Truck Leasing Co. L.P./PTL Finance Corp., 4.00%, 07/15/2025(d)	58,000	63,940

3.40%, 11/15/2026(d)	66,000	71,590

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Principal Amount	Value
Trucking–(continued)
Triton Container International Ltd. (Bermuda),
2.05%, 04/15/2026(d)	$207,000	$208,287
3.15%, 06/15/2031(d)	216,000	217,449
		561,266
Total U.S. Dollar Denominated Bonds & Notes (Cost $36,059,424)		37,799,543

Asset-Backed Securities–12.63%
Alternative Loan Trust, Series 2005-29CB, Class A4, 5.00%, 07/25/2035	98,634	77,256
American Credit Acceptance Receivables Trust,
Series 2017-4, Class D, 3.57%, 01/10/2024(d)	91,018	91,498
Series 2018-3, Class D, 4.14%, 10/15/2024(d)	20,413	20,658
Series 2018-4, Class C, 3.97%, 01/13/2025(d)	28,612	28,691
Series 2019-3, Class C, 2.76%, 09/12/2025(d)	148,384	149,890
AmeriCredit Automobile Receivables Trust,
Series 2017-2, Class D, 3.42%, 04/18/2023	320,000	324,669
Series 2017-4, Class D, 3.08%, 12/18/2023	205,000	209,416
Series 2018-3, Class C, 3.74%, 10/18/2024	260,000	269,581
Series 2019-2, Class C, 2.74%, 04/18/2025	100,000	103,571
Series 2019-2, Class D, 2.99%, 06/18/2025	270,000	281,593
Series 2019-3, Class D, 2.58%, 09/18/2025	130,000	135,172
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(d)(h)	85,330	85,990
Series 2020-3, Class A1, 1.69%, 04/25/2065(d)(h)	273,709	276,664
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2017-2A, Class AR, 1.43% (3 mo. USD LIBOR + 1.25%), 07/25/2030(d)(e)	423,812	424,072
Series 2017-2A, Class AR2, 1.00% (3 mo. USD LIBOR + 1.18%), 07/25/2034(d)(e)	424,000	424,345
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	24,727	24,298
Series 2007-C, Class 1A4, 3.05%, 05/20/2036(h)	8,292	8,354
Banc of America Mortgage Trust, Series 2004-E, Class 2A6, 2.76%, 06/25/2034(h)	22,084	22,579
Bank, Series 2019-BNK16, Class XA, IO, 1.12%, 02/15/2052(i)	1,558,916	92,128

	Principal Amount	Value
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(e)	$146,662	$149,710
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(e)	50,326	51,160
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.65%, 01/15/2051(i)	2,167,829	58,993
Capital Auto Receivables Asset Trust,
Series 2017-1, Class D, 3.15%, 02/20/2025(d)	40,000	40,057
Series 2018-2, Class C, 3.69%, 12/20/2023(d)	65,124	65,246
CarMax Auto Owner Trust, Series 2017-4, Class D, 3.30%, 05/15/2024	110,000	111,155
CCG Receivables Trust,
Series 2018-1, Class B, 3.09%, 06/16/2025(d)	56,628	56,687
Series 2018-2, Class C, 3.87%, 12/15/2025(d)	60,000	61,131
Series 2019-2, Class B, 2.55%, 03/15/2027(d)	105,000	107,966
Series 2019-2, Class C, 2.89%, 03/15/2027(d)	100,000	102,505
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.06%, 11/13/2050(i)	835,656	31,846
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(d)(h)	16,114	16,531
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 3.10%, 01/25/2036(h)	54,487	52,519
CHL Mortgage Pass-Through Trust,
Series 2005-26, Class 1A8, 5.50%, 11/25/2035	34,423	28,679
Series 2006-6, Class A3, 6.00%, 04/25/2036	21,944	16,530
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, IO, 1.17%, 11/10/2046(i)	399,616	7,996
Series 2014-GC21, Class AA, 3.48%, 05/10/2047	59,454	61,960
Series 2017-C4, Class XA, IO, 1.23%, 10/12/2050(i)	2,237,536	108,233
Citigroup Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 2.48% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	128,646	134,351
CNH Equipment Trust,
Series 2017-C, Class B, 2.54%, 05/15/2025	70,000	70,702
Series 2019-A, Class A4, 3.22%, 01/15/2026	120,000	125,144
COLT Mortgage Loan Trust,
Series 2020-1, Class A1, 2.49%, 02/25/2050(d)(h)	151,920	153,020
Series 2020-2, Class A1, 1.85%, 03/25/2065(d)(h)	117,801	118,547

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Principal Amount	Value
COMM Mortgage Trust,
Series 2012-CR5, Class XA, IO, 1.65%, 12/10/2045(i)	$292,368	$5,119
Series 2013-CR6, Class AM, 3.15%, 03/10/2046(d)	255,000	261,863
Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	47,279	49,272
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	865,000	935,407
Series 2014-LC15, Class AM, 4.20%, 04/10/2047	140,000	150,908
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	495,000	533,978
Credit Suisse Mortgage Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(d)(h)	82,918	82,794
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(d)(h)	93,017	93,130
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	571,000	593,993
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	96,203	74,520
Dell Equipment Finance Trust,
Series 2019-1, Class C, 3.14%, 03/22/2024(d)	330,000	334,130
Series 2019-2, Class D, 2.48%, 04/22/2025(d)	110,000	111,321
Drive Auto Receivables Trust,
Series 2017-1, Class D, 3.84%, 03/15/2023	42,712	42,912
Series 2018-1, Class D, 3.81%, 05/15/2024	63,551	64,303
Series 2018-2, Class D, 4.14%, 08/15/2024	149,908	152,992
Series 2018-3, Class D, 4.30%, 09/16/2024	176,393	180,707
Series 2018-5, Class C, 3.99%, 01/15/2025	124,911	126,500
Series 2019-1, Class C, 3.78%, 04/15/2025	193,660	195,452
DT Auto Owner Trust,
Series 2017-3A, Class E, 5.60%, 08/15/2024(d)	173,192	175,949
Series 2018-3A, Class C, 3.79%, 07/15/2024(d)	34,692	34,831
Ellington Financial Mortgage Trust,
Series 2020-1, Class A1, 2.01%, 05/25/2065(d)(h)	56,989	57,750
Series 2021-1, Class A1, 0.80%, 02/25/2066(d)(h)	85,923	85,762
Exeter Automobile Receivables Trust,
Series 2019-2A, Class C, 3.30%, 03/15/2024(d)	276,288	279,290
Series 2019-4A, Class D, 2.58%, 09/15/2025(d)	230,000	236,318
Extended Stay America Trust, Series 2021-ESH, Class B, 1.46% (1 mo. USD LIBOR + 1.38%), 07/15/2038(d)(e)	105,000	105,492
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 0.74% (1 mo. USD LIBOR + 0.65%), 11/25/2035(e)	47,343	21,281

	Principal Amount	Value
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A2, 0.67% (1 mo. USD LIBOR + 0.60%), 09/15/2024(e)	$550,000	$553,748
FREMF Mortgage Trust,
Series 2013-K25, Class C, 3.74%, 11/25/2045(d)(h)	60,000	62,030
Series 2013-K26, Class C, 3.72%, 12/25/2045(d)(h)	40,000	41,460
Series 2013-K27, Class C, 3.62%, 01/25/2046(d)(h)	110,000	114,126
Series 2013-K28, Class C, 3.61%, 06/25/2046(d)(h)	450,000	468,874
GS Mortgage Securities Trust,
Series 2012-GC6, Class A3, 3.48%, 01/10/2045	30,494	30,553
Series 2013-GC16, Class AS, 4.65%, 11/10/2046	65,000	69,950
Series 2013-GCJ12, Class AAB, 2.68%, 06/10/2046	11,720	11,886
Series 2014-GC18, Class AAB, 3.65%, 01/10/2047	46,674	48,276
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	225,000	232,719
GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.08%, 07/25/2035(h)	5,776	5,996
Hertz Vehicle Financing III L.P., Series 2021-2A, Class A, 1.68%, 12/27/2027(d)	113,000	112,939
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21%, 12/26/2025(d)	104,000	103,995
HomeBanc Mortgage Trust, Series 2005-3, Class A2, 0.71% (1 mo. USD LIBOR + 0.62%), 07/25/2035(e)	1,633	1,637
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-C10, Class AS, 3.37%, 12/15/2047	325,000	337,130
Series 2013-C16, Class AS, 4.52%, 12/15/2046	330,000	355,349
Series 2013-LC11, Class AS, 3.22%, 04/15/2046	78,000	80,868
Series 2014-C20, Class AS, 4.04%, 07/15/2047	245,000	262,992
Series 2016-JP3, Class A2, 2.43%, 08/15/2049	121,837	122,158
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 2.58%, 07/25/2035(h)	35,298	36,119
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class B, 4.12%, 11/15/2047(h)	270,000	282,981
Series 2014-C25, Class AS, 4.07%, 11/15/2047	105,000	113,499
Series 2015-C27, Class XA, IO, 1.29%, 02/15/2048(i)	2,038,712	71,701

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Principal Amount	Value
Life Mortgage Trust,
Series 2021-BMR, Class A, 0.77% (1 mo. USD LIBOR + 0.70%), 03/15/2038(d)(e)	$130,000	$130,348
Series 2021-BMR, Class B, 0.95% (1 mo. USD LIBOR + 0.88%), 03/15/2038(d)(e)	215,000	215,604
Series 2021-BMR, Class C, 1.17% (1 mo. USD LIBOR + 1.10%), 03/15/2038(d)(e)	105,000	105,372
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 1.29% (3 mo. USD LIBOR + 1.15%), 04/19/2033(d)(e)	618,000	618,122
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 2.70%, 04/21/2034(h)	12,898	13,128
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	240,000	249,348
Series 2014-C19, Class AS, 3.83%, 12/15/2047	720,000	775,140
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.92%, 12/15/2050(i)	762,134	31,407
Morgan Stanley ReRemic Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(d)(h)	153,016	147,991
Mortgage-Linked Amortizing Notes, Series 2012-1, Class A10, 2.06%, 01/15/2022	71,006	71,689
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 1.21% (3 mo. USD LIBOR + 1.02%), 04/19/2030(d)(e)	276,000	276,212
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 1.25% (3 mo. USD LIBOR + 1.06%), 04/16/2033(d)(e)	250,000	250,787
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 1.44% (3 mo. USD LIBOR + 1.26%), 07/15/2030(d)(e)	250,000	250,148
Series 2020-8RA, Class A1, 1.44% (3 mo. USD LIBOR + 1.22%), 01/17/2032(d)(e)	366,000	366,216
Octagon Investment Partners 31 Ltd., Series 2017-1A, Class AR, 1.24% (3 mo. USD LIBOR + 1.05%), 07/20/2030(d)(e)	250,000	250,296
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 1.43% (3 mo. USD LIBOR + 1.22%), 01/15/2033(d)(e)	339,000	339,388
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 1.45% (3 mo. USD LIBOR + 1.26%), 01/20/2033(d)(e)	272,907	273,667
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(d)	115,000	117,001
Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037(d)	360,000	365,700

	Principal Amount	Value
RBSSP Resecuritization Trust, Series 2010-1, Class 2A1, 2.24%, 07/26/2045(d)(h)	$1,234	$1,240
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	5,020	4,772
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 02/25/2024(d)(h)	86,049	87,393
Santander Drive Auto Receivables Trust,
Series 2017-3, Class D, 3.20%, 11/15/2023	192,400	194,347
Series 2018-1, Class D, 3.32%, 03/15/2024	97,120	98,414
Series 2018-2, Class D, 3.88%, 02/15/2024	170,000	172,960
Series 2018-5, Class C, 3.81%, 12/16/2024	35,147	35,251
Series 2019-2, Class D, 3.22%, 07/15/2025	195,000	201,523
Series 2019-3, Class D, 2.68%, 10/15/2025	165,000	169,162
Santander Retail Auto Lease Trust,
Series 2019-A, Class C, 3.30%, 05/22/2023(d)	320,000	325,278
Series 2019-B, Class C, 2.77%, 08/21/2023(d)	115,000	117,420
Series 2019-C, Class C, 2.39%, 11/20/2023(d)	205,000	209,280
Star Trust,
Series 2021-1, Class A1, 1.22%, 05/25/2065(d)(h)	258,443	259,443
Series 2021-SFR1, Class A, 0.68% (1 mo. USD LIBOR + 0.60%), 04/17/2038(d)(e)	652,884	652,659
Starwood Mortgage Residential Trust, Series 2020-1, Class A1, 2.28%, 02/25/2050(d)(h)	109,844	111,220
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 1.48% (3 mo. USD LIBOR + 1.29%), 04/18/2033(d)(e)	250,000	251,193
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(d)	286,134	290,532
TICP CLO XV Ltd., Series 2020-15A, Class A, 1.47% (3 mo. USD LIBOR + 1.28%), 04/20/2033(d)(e)	256,000	256,963
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(d)	279,725	276,578
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.14%, 11/15/2050(i)	1,486,430	65,401
Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(d)(j)	217,635	220,760
Series 2020-1, Class A2, 2.64%, 01/25/2060(d)(j)	99,729	101,205
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(d)(h)	68,398	69,355
Series 2021-1, Class A1B, 1.32%, 01/25/2066(d)(h)	107,606	107,951
Series 2021-R1, Class A1, 0.82%, 10/25/2063(d)(h)	223,633	223,720

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Principal Amount	Value
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(d)	$ 141,580	$ 142,055
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 2.55%, 10/25/2033(h)	35,024	35,417
Series 2005-AR14, Class 1A4, 2.89%, 12/25/2035(h)	39,308	39,822
Series 2005-AR16, Class 1A1, 2.72%, 12/25/2035(h)	37,915	38,638
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS1, Class ASB, 2.93%, 05/15/2048	245,836	253,213
Series 2017-C42, Class XA, IO, 1.02%, 12/15/2050(i)	1,060,793	50,634
Westlake Automobile Receivables Trust,
Series 2018-1A, Class D, 3.41%, 05/15/2023(d)	15,562	15,581
Series 2019-3A, Class C, 2.49%, 10/15/2024(d)	265,000	269,516
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046	155,000	161,330
Series 2014-C20, Class AS, 4.18%, 05/15/2047	150,000	160,602
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(h)	165,000	177,172
World Financial Network Credit Card Master Trust,
Series 2018-B, Class A, 3.46%, 07/15/2025	245,000	246,596
Series 2018-C, Class A, 3.55%, 08/15/2025	490,000	494,738
Series 2019-A, Class A, 3.14%, 12/15/2025	75,000	76,376
Series 2019-B, Class A, 2.49%, 04/15/2026	260,000	265,615
Series 2019-C, Class A, 2.21%, 07/15/2026	225,000	230,299
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(d)	350,000	356,488
Total Asset-Backed Securities (Cost $25,441,399)		25,653,729

U.S. Government Sponsored Agency Mortgage-Backed Securities–10.77%

Collateralized Mortgage Obligations–0.80%
Fannie Mae Interest STRIPS,
IO, 7.00%, 06/25/2023 to 04/25/2032(k)	23,667	1,917
7.50%, 08/25/2023 to 11/25/2023(k)	28,984	1,501
6.50%, 02/25/2032 to 02/25/2033(k)	103,420	18,999
6.50%, 02/25/2033(i)	28,556	5,041
6.00%, 06/25/2033 to 08/25/2035(k)	78,045	13,858
5.50%, 09/25/2033 to 06/25/2035(k)	216,370	36,610
6.00%, 09/25/2035(i)	31,870	5,515

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
Fannie Mae REMICs,
IO, 5.50%, 06/25/2023 to 07/25/2046(k)	$353,935	$287,052
6.61% (6.70% - (1.00 x 1 mo. USD LIBOR)), 02/25/2024 to 05/25/2035(e)(k)	91,604	16,388
3.00%, 11/25/2027(k)	106,533	6,111
7.01% (7.10% - (1.00 x 1 mo. USD LIBOR)), 11/25/2030(e)(k)	31,932	5,429
7.81% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(e)(k)	46,933	9,039
7.86% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(e)(k)	10,860	2,078
8.01% (8.10% - (1.00 x 1 mo. USD LIBOR)), 03/25/2032(e)(k)	12,601	2,688
7.91% (8.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 12/25/2032(e)(k)	150,330	31,033
8.02% (8.10% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(e)(k)	14,975	2,620
8.16% (8.25% - (1.00 x 1 mo. USD LIBOR)), 02/25/2033 to 05/25/2033(e)(k)	70,467	16,385
7.46% (7.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2033(e)(k)	9,056	1,977
5.96% (6.05% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 07/25/2038(e)(k)	28,674	4,295
6.66% (6.75% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035(e)(k)	4,852	806
6.51% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(e)(k)	250,294	38,427
3.50%, 08/25/2035(k)	297,393	36,769
6.01% (6.10% - (1.00 x 1 mo. USD LIBOR)), 10/25/2035(e)(k)	23,071	4,166
6.45% (6.54% - (1.00 x 1 mo. USD LIBOR)), 06/25/2037(e)(k)	44,199	8,115
6.46% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(e)(k)	60,894	11,813
6.06% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(e)(k)	196,497	40,596
PO, 0.00%, 09/25/2023(l)	7,725	7,632
4.00%, 08/25/2026 to 08/25/2047(k)	212,086	27,887
6.00%, 11/25/2028	19,717	22,242
0.34% (1 mo. USD LIBOR + 0.25%), 08/25/2035(e)	21,286	21,346
24.23% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(e)	30,105	49,050
23.86% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	3,308	5,258
23.86% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	18,008	29,066
1.03% (1 mo. USD LIBOR + 0.94%), 06/25/2037(e)	14,881	14,994
1.50%, 01/25/2040	25,395	25,460
5.00%, 04/25/2040 to 09/25/2047(e)(k)	574,870	130,830

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC02, Class X1, IO, 1.91%, 03/25/2024(i)	$4,835,370	$43,737
Series KC03, Class X1, IO, 0.63%, 11/25/2024(i)	2,711,847	38,894
Series K734, Class X1, IO, 0.79%, 02/25/2026(i)	2,058,913	53,236
Series K735, Class X1, IO, 1.10%, 05/25/2026(i)	2,032,211	85,497
Series K093, Class X1, IO, 1.09%, 05/25/2029(i)	1,648,911	109,687
Freddie Mac REMICs,
1.50%, 07/15/2023	82,087	82,688
6.50%, 03/15/2032 to 06/15/2032	58,272	68,329
3.50%, 05/15/2032	15,331	16,415
24.48% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(e)	6,489	10,717
0.47% (1 mo. USD LIBOR + 0.40%), 09/15/2035(e)	38,910	39,293
4.00%, 04/15/2040 to 03/15/2045(k)	90,557	11,073
IO, 7.58% (7.65% - (1.00 x 1 mo. USD LIBOR)), 07/15/2026 to 03/15/2029(e)(k)	47,501	5,601
3.00%, 06/15/2027 to 05/15/2040(k)	350,381	21,734
2.50%, 05/15/2028(k)	66,285	3,590
6.63% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(e)(k)	188,040	30,180
6.68% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(e)(k)	11,527	1,787
6.65% (6.72% - (1.00 x 1 mo. USD LIBOR)), 05/15/2035(e)(k)	83,593	12,315
6.93% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(e)(k)	11,914	2,344
5.93% (6.00% - (1.00 x 1 mo. USD LIBOR)), 04/15/2038(e)(k)	5,069	801
6.00% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(e)(k)	39,295	6,903
6.18% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(e)(k)	18,707	3,184
6.03% (6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(e)(k)	77,051	11,205
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027(k)	23,908	3,004
3.00%, 12/15/2027(k)	136,506	8,452
3.27%, 12/15/2027(i)	34,939	1,880
6.50%, 02/01/2028(k)	6,287	849
6.00%, 12/15/2032(k)	19,727	3,030
PO, 0.00%, 06/01/2026(l)	6,162	5,978
		1,625,396

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–0.09%
9.00%, 08/01/2022 to 05/01/2025	$322	$348
6.50%, 07/01/2028 to 04/01/2034	10,985	12,427
7.00%, 10/01/2031 to 10/01/2037	32,449	37,329
5.00%, 12/01/2034	1,365	1,533
5.50%, 09/01/2039	109,314	126,217
		177,854

Federal National Mortgage Association (FNMA)–1.40%
8.50%, 07/01/2032	687	690
7.50%, 01/01/2033	25,875	29,764
6.00%, 03/01/2037	61,011	72,456
TBA, 2.00%, 07/01/2036(m)	2,660,000	2,743,800
		2,846,710

Government National Mortgage Association (GNMA)–2.34%
7.50%, 01/15/2023 to 06/15/2024	4,737	4,768
8.00%, 04/15/2023	761	764
7.00%, 01/15/2024	4,007	4,023
IO, 7.43% (7.50% - (1.00 x 1 mo. USD LIBOR)), 02/16/2032(e)(k)	24,751	95
6.48% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(e)(k)	162,286	30,574
6.58% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(e)(k)	77,167	12,039
4.50%, 09/16/2047(k)	206,052	30,622
6.13% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(e)(k)	181,407	33,469
TBA, 2.50%, 07/01/2051(m)	4,465,000	4,620,926
		4,737,280

Uniform Mortgage-Backed Securities–6.14%
TBA, 2.00%, 07/01/2051(m)	12,352,000	12,472,625
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $22,130,918)		21,859,865

U.S. Treasury Securities–8.77%

U.S. Treasury Bonds–0.98%
2.25%, 05/15/2041	571,700	595,015
1.88%, 02/15/2051	1,457,600	1,391,552
		1,986,567

U.S. Treasury Notes–7.79%
0.13%, 06/30/2023	1,932,000	1,927,434
0.25%, 06/15/2024	1,958,200	1,946,344
0.88%, 06/30/2026	7,493,800	7,490,580
1.25%, 06/30/2028	593,200	594,173
1.63%, 05/15/2031	3,800,600	3,859,391
		15,817,922
Total U.S. Treasury Securities (Cost $17,642,982)		17,804,489

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

	Shares	Value
Preferred Stocks–0.43%
Asset Management & Custody Banks–0.05%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(f)	96,000	$105,000

Diversified Banks–0.24%
Citigroup, Inc., 5.00%, Series U, Pfd.(f)	240,000	251,784
JPMorgan Chase & Co., 3.66%, Series I, Pfd.(e)	238,000	238,892
		490,676

Investment Banking & Brokerage–0.08%
Charles Schwab Corp. (The), 4.00%, Series H, Pfd.(f)	166,000	170,026

Other Diversified Financial Services–0.06%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(f)	105,000	114,450
Total Preferred Stocks (Cost $844,155)		880,152

	Principal Amount
Agency Credit Risk Transfer Notes–0.40%
Fannie Mae Connecticut Avenue Securities,
Series 2014-C04, Class 2M2, 5.09% (1 mo. USD LIBOR + 5.00%), 11/25/2024(e)	$109,426	112,405
Series 2016-C02, Class 1M2, 6.09% (1 mo. USD LIBOR + 6.00%), 09/25/2028(e)	140,510	148,429
Freddie Mac,
Series 2014-DN3, Class M3, STACR® , 4.09% (1 mo. USD LIBOR + 4.00%), 08/25/2024(e)	68,326	69,762
Series 2014-HQ2, Class M3, STACR® , 3.84% (1 mo. USD LIBOR + 3.75%), 09/25/2024(e)	235,971	241,513
Series 2018-HQA1, Class M2, STACR® , 2.39% (1 mo. USD LIBOR + 2.30%), 09/25/2030(e)	85,411	86,737
Series 2018-DNA2, Class M1, STACR® , 0.89% (1 mo. USD LIBOR + 0.80%), 12/25/2030(d)(e)	49,435	49,443
Series 2018-DNA3, Class M1, STACR® , 0.84% (1 mo. USD LIBOR + 0.75%), 09/25/2048(d)(e)	177	177
Series 2018-HQA2, Class M1, STACR® , 0.84% (1 mo. USD LIBOR + 0.75%), 10/25/2048(d)(e)	28,180	28,183
Series 2019-HRP1, Class M2, STACR® , 1.49% (1 mo. USD LIBOR + 1.40%), 02/25/2049(d)(e)	59,848	60,283
Series 2020-DNA5, Class M1, STACR® , 1.32% (30 Day Average SOFR + 1.30%), 10/25/2050(d)(e)	17,240	17,242
Total Agency Credit Risk Transfer Notes (Cost $831,018)		814,174

	Principal Amount	Value

Municipal Obligations–0.13%
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041 (Cost $265,000)	$ 265,000	$ 267,709

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $165,105,040)		203,067,086

	Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.79%
Invesco Private Government Fund, 0.02%(n)(o)(p)	482,990	482,990

Invesco Private Prime Fund, 0.12%(n)(o)(p)	1,126,526	1,126,976

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,609,966)		1,609,966

TOTAL INVESTMENTS IN SECURITIES–100.80% (Cost $166,715,006)		204,677,052

OTHER ASSETS LESS LIABILITIES–(0.80)%		(1,631,700)

NET ASSETS–100.00%		$203,045,352

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
CLO	– Collateralized Loan Obligation
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PO	– Principal Only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2021.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2021 was $25,674,472, which represented 12.64% of the Fund’s Net Assets.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2021.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	Perpetual bond with no specified maturity date.
(h)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2021.

(i)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2021.

(j)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(l)	Zero coupon bond issued at a discount.
(m)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1M.
(n)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$4,493,807	$(4,010,817)	$-	$-	$ 482,990	$10	*
Invesco Private Prime Fund	-	7,723,954	(6,596,978)	-	-	1,126,976	170	*
Total	$-	$12,217,761	$(10,607,795)	$-	$-	$1,609,966	$180

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(o)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.
(p)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	120	September-2021	$26,438,437	$(41,487)	$ (41,487)
U.S. Treasury 5 Year Notes	108	September-2021	13,330,406	(31,296)	(31,296)
U.S. Treasury Ultra Bonds	11	September-2021	2,119,563	82,218	82,218
Subtotal–Long Futures Contracts				9,435	9,435

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

Open Futures Contracts(a)–(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	21	September-2021	$(2,782,500)	$(11,857)	$(11,857)
U.S. Treasury 10 Year Ultra Notes	54	September-2021	(7,948,969)	(116,491)	(116,491)
U.S. Treasury Long Bonds	6	September-2021	(964,500)	(22,560)	(22,560)
Subtotal–Short Futures Contracts				(150,908)	(150,908)
Total Futures Contracts				$(141,473)	$(141,473)

(a)	Futures contracts collateralized by $131,459 cash held with Merrill Lynch International, the futures commission merchant.

Portfolio Composition

By security type, based on Net Assets

as of June 30, 2021

Common Stocks & Other Equity Interests	48.26%
U.S. Dollar Denominated Bonds & Notes	18.62
Asset-Backed Securities	12.63
U.S. Government Sponsored Agency Mortgage-Backed Securities	10.77
U.S. Treasury Securities	8.77
Security Types Each Less Than 1% of Portfolio	0.96
Money Market Funds Plus Other Assets Less Liabilities	(0.01)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:

Investments in securities, at value (Cost $ 165,105,040)*	$203,067,086

Investments in affiliated money market funds, at value (Cost $ 1,609,966)	1,609,966

Other investments: Variation margin receivable – futures contracts	6,029

Deposits with brokers: Cash collateral – exchange-traded futures contracts	131,459

Cash	19,285,446
Receivable for:
Investments sold	3,544,447

Fund shares sold	14,823

Dividends	54,611

Interest	393,882

Principal paydowns	484

Investment for trustee deferred compensation and retirement plans	64,601

Total assets	228,172,834

Liabilities:

Payable for:

Investments purchased	22,927,541

Fund shares reacquired	179,254

Collateral upon return of securities loaned	1,609,966

Accrued fees to affiliates	156,116

Accrued other operating expenses	190,004

Trustee deferred compensation and retirement plans	64,601

Total liabilities	25,127,482

Net assets applicable to shares outstanding	$203,045,352

Net assets consist of:

Shares of beneficial interest	$143,803,047

Distributable earnings	59,242,305

$203,045,352

Net Assets:

Series I	$153,857,621

Series II	$49,187,731

Shares outstanding, no par value, with an unlimited number of shares authorized:

Series I	8,003,198

Series II	2,598,152

Series I: Net asset value per share	$19.22

Series II: Net asset value per share	$18.93

* At June 30, 2021, securities with an aggregate value of $1,567,648 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:

Interest (net of foreign withholding taxes of $39)	$1,213,869

Dividends (net of foreign withholding taxes of $4,434)	674,376

Dividends from affiliated money market funds (includes securities lending income of $804)	804

Total investment income	1,889,049

Expenses:

Advisory fees	734,391

Administrative services fees	150,971
Custodian fees	23,356

Distribution fees – Series II	60,386

Transfer agent fees	11,660

Trustees’ and officers’ fees and benefits	10,038

Reports to shareholders	26,931

Professional services fees	24,834

Taxes	3,772

Other	3,059

Total expenses	1,049,398

Less: Fees waived	(316,328)

Net expenses	733,070

Net investment income	1,155,979

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities	7,329,585

Foreign currencies	(66)

Futures contracts	86,811

7,416,330

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	5,495,321

Foreign currencies	(146)

Futures contracts	(107,539)

5,387,636

Net realized and unrealized gain	12,803,966

Net increase in net assets resulting from operations	$13,959,945

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30, 2021	December 31, 2020

Operations:
Net investment income	$1,155,979	$2,932,017

Net realized gain	7,416,330	9,808,548

Change in net unrealized appreciation	5,387,636	13,778,816

Net increase in net assets resulting from operations	13,959,945	26,519,381

Distributions to shareholders from distributable earnings:
Series I	–	(6,277,496)

Series II	–	(1,887,499)

Total distributions from distributable earnings	–	(8,164,995)

Share transactions–net:
Series I	(7,754,586)	(7,271,309)

Series II	(2,219,608)	(2,260,271)

Net increase (decrease) in net assets resulting from share transactions	(9,974,194)	(9,531,580)

Net increase in net assets	3,985,751	8,822,806

Net assets:
Beginning of period	199,059,601	190,236,795

End of period	$203,045,352	$199,059,601

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income to average net assets		Portfolio turnover (d)(e)
Series I
Six months ended 06/30/21	$17.93	$0.11	$1.18	$1.29	$–	$–	$–	$19.22	7.19%	$153,858	0.67	%(f)	0.99	%(f)	1.22	%(f)	138%
Year ended 12/31/20	16.31	0.27	2.11	2.38	(0.36)	(0.40)	(0.76)	17.93	14.86	150,983	0.67		0.99		1.60		311
Year ended 12/31/19	14.43	0.33	2.16	2.49	(0.36)	(0.25)	(0.61)	16.31	17.51	144,384	0.67		1.00		2.11		68
Year ended 12/31/18	15.92	0.32	(1.13)	(0.81)	(0.31)	(0.37)	(0.68)	14.43	(5.32)	140,290	0.67		0.98		2.05		60
Year ended 12/31/17	14.86	0.27	1.09	1.36	(0.30)	–	(0.30)	15.92	9.25	166,015	0.67		0.94		1.74		76
Year ended 12/31/16	14.46	0.26	0.49	0.75	(0.35)	–	(0.35)	14.86	5.26	172,573	0.67		0.94		1.78		68
Series II
Six months ended 06/30/21	17.68	0.09	1.16	1.25	–	–	–	18.93	7.07	49,188	0.92	(f)	1.24	(f)	0.97	(f)	138
Year ended 12/31/20	16.09	0.23	2.08	2.31	(0.32)	(0.40)	(0.72)	17.68	14.59	48,077	0.92		1.24		1.35		311
Year ended 12/31/19	14.24	0.29	2.13	2.42	(0.32)	(0.25)	(0.57)	16.09	17.22	45,853	0.92		1.25		1.86		68
Year ended 12/31/18	15.71	0.27	(1.10)	(0.83)	(0.27)	(0.37)	(0.64)	14.24	(5.53)	43,029	0.92		1.23		1.80		60
Year ended 12/31/17	14.67	0.23	1.07	1.30	(0.26)	–	(0.26)	15.71	8.95	51,633	0.92		1.19		1.49		76
Year ended 12/31/16	14.28	0.22	0.48	0.70	(0.31)	–	(0.31)	14.67	4.96	51,743	0.92		1.19		1.53		68

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended December 31, 2019, 2018, 2017 and 2016, respectively.
(d)

The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities of $489,567,330 and $509,769,207, $685,887,902 and $703,549,464, $729,295,309 and $711,803,922 and $737,550,642 and $742,753,245 for the years ended December 31, 2019, 2018, 2017 and 2016, respectively

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $152,621 and $48,709 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Conservative Balanced Fund

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Conservative Balanced Fund , formerly Invesco Oppenheimer V.I. Conservative Balanced Fund, (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek total return.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses

Invesco V.I. Conservative Balanced Fund

on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

Invesco V.I. Conservative Balanced Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M.

Dollar Rolls and Forward Commitment Transactions – The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. Dollar roll transactions covered in this manner are not treated as senior securities for purposes of a Fund’s fundamental investment limitation on borrowings.

N.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

O.	Other Risks – Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.

Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

P.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

Invesco V.I. Conservative Balanced Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
First $ 200 million	0.750%
Next $ 200 million	0.720%
Next $ 200 million	0.690%
Next $ 200 million	0.660%
Over $ 800 million	0.600%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended June 30, 2021, the effective advisory fee rate incurred by the Fund was 0.74%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least April 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.67% and Series II shares to 0.92% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2021, the Adviser waived advisory fees of $316,328.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2021, Invesco was paid $14,193 for accounting and fund administrative services and was reimbursed $136,778 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2021, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2021, the Fund incurred $1,257 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. Conservative Balanced Fund

The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$97,211,814	$775,611	$–	$97,987,425

U.S. Dollar Denominated Bonds & Notes	–	37,799,543	–	37,799,543

Asset-Backed Securities	–	25,653,729	–	25,653,729

U.S. Government Sponsored Agency Mortgage-Backed Securities	–	21,859,865	–	21,859,865

U.S. Treasury Securities	–	17,804,489	–	17,804,489

Preferred Stocks	–	880,152	–	880,152

Agency Credit Risk Transfer Notes	–	814,174	–	814,174

Municipal Obligations	–	267,709	–	267,709

Money Market Funds	–	1,609,966	–	1,609,966

Total Investments in Securities	97,211,814	107,465,238	–	204,677,052

Other Investments - Assets*

Futures Contracts	82,218	–	–	82,218

Other Investments - Liabilities*

Futures Contracts	(223,691)	–	–	(223,691)

Total Other Investments	(141,473)	–	–	(141,473)

Total Investments	$97,070,341	$107,465,238	$–	$204,535,579

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2021:

Value
Derivative Assets	Interest Rate Risk

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$82,218

Derivatives not subject to master netting agreements	(82,218)

Total Derivative Assets subject to master netting agreements	$-

Value
Derivative Liabilities	Interest Rate Risk

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$(223,691)

Derivatives not subject to master netting agreements	223,691

Total Derivative Liabilities subject to master netting agreements	$-

(a)	The daily variation margin receivable at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Interest
Rate Risk
Realized Gain:
Futures contracts	$86,811
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(107,539)
Total	$(20,728)

Invesco V.I. Conservative Balanced Fund

The table below summarizes the average notional value of derivatives held during the period.

Futures Contracts

Average notional value	$56,362,072

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2020.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $56,411,057 and $68,560,363, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$40,934,275

Aggregate unrealized (depreciation) of investments	(2,502,260)

Net unrealized appreciation of investments	$38,432,015

Cost of investments for tax purposes is $166,103,564.

NOTE 9–Share Information

	Summary of Share Activity
	Six months ended June 30, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Series I	104,933	$1,951,005	293,180	$4,958,390

Series II	91,664	1,670,752	407,137	6,648,678

Issued as reinvestment of dividends:
Series I	-	-	366,462	6,277,496

Series II	-	-	111,753	1,887,499

Reacquired:
Series I	(521,379)	(9,705,591)	(1,093,831)	(18,507,195)

Series II	(212,639)	(3,890,360)	(649,731)	(10,796,448)

Net increase (decrease) in share activity	(537,421)	$(9,974,194)	(565,030)	$(9,531,580)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 72% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Conservative Balanced Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,071.90	$3.44	$1,021.47	$3.36	0.67%
Series II	1,000.00	1,070.70	4.72	1,020.23	4.61	0.92

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Conservative Balanced Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Conservative Balanced Fund’s (formerly, Invesco Oppenheimer V.I. Conservative Balanced Fund) (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the

Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Custom Invesco V.I. Conservative Balanced Index (Index). The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one year period, the second quintile for the three year period, and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one year period. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco V.I. Conservative Balanced Fund

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees were in the fourth quintile of its expense group and discussed with management reasons for such relative contractual management fees.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Conservative Balanced Fund

Semiannual Report to Shareholders	June 30, 2021

Invesco V.I. Core Bond Fund
Effective April 30, 2021, Invesco Oppenheimer V.I. Total Return Bond Fund was
renamed Invesco V.I. Core Bond Fund.

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

    This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	O-VITRB-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/20 to 6/30/21, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-1.19%
Series II Shares	-1.32
Bloomberg Barclays U.S. Credit Index▼	-1.28
Bloomberg Barclays U.S. Aggregate Bond Index▼	-1.60
FTSE Broad Investment Grade Bond Index▼	-1.60
Source(s): ▼RIMES Technologies Corp.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The Bloomberg Barclays U.S. Credit Index is an unmanaged index considered representative of publicly issued, SEC-registered US corporate and specified foreign debentures and secured notes.

    The FTSE Broad Investment Grade Bond Index is a multi-asset, multi-currency benchmark that provides a broad-based measure of the global fixed-income markets.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/21

Series I Shares
Inception (4/3/85)	5.42%
10 Years	4.67
5 Years	3.86
1 Year	1.38

Series II Shares
Inception (5/1/02)	2.48%
10 Years	4.41
5 Years	3.62
1 Year	1.13

Effective May 24, 2019, Non-Service and Service shares of the Oppenheimer Total Return Bond Fund/VA, (the predecessor fund) were reorganized into Series I and Series II shares, respectively, of Invesco Oppenheimer V.I. Total Return Bond Fund (renamed Invesco V.I. Core Bond Fund on April 30, 2021). Returns shown above, for periods ending on or prior to May 24, 2019, for Series I and Series II shares are those of the Non-Service shares and Service shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Core Bond Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Core Bond Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Core Bond Fund

Schedule of Investments(a)

June 30, 2021

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–41.06%
Advertising–0.30%
Interpublic Group of Cos., Inc. (The),
3.75%, 10/01/2021	$164,000	$ 165,445
4.20%, 04/15/2024	52,000	56,605
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	107,000	116,453
		338,503

Aerospace & Defense–0.36%
BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(b)	82,000	90,623
Boeing Co. (The), 2.20%, 02/04/2026	205,000	206,992
L3Harris Technologies, Inc., 3.85%, 06/15/2023	106,000	112,716
		410,331

Agricultural & Farm Machinery–0.35%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	389,000	393,561

Airlines–0.65%
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	161,488	173,615
4.75%, 10/20/2028(b)	278,388	309,725
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	230,299	256,017
		739,357

Apparel Retail–0.11%
Ross Stores, Inc., 3.38%, 09/15/2024	118,000	125,194

Application Software–0.45%
salesforce.com, inc.,
2.90%, 07/15/2051	309,000	313,561
3.05%, 07/15/2061	188,000	191,584
		505,145

Asset Management & Custody Banks–0.34%
Brookfield Asset Management, Inc.
(Canada), 4.00%, 01/15/2025	99,000	108,382
CI Financial Corp. (Canada), 3.20%, 12/17/2030	161,000	165,406
Owl Rock Capital Corp., 2.63%, 01/15/2027	115,000	115,396
		389,184

Automobile Manufacturers–1.26%
American Honda Finance Corp., 1.80%, 01/13/2031	133,000	131,517
Daimler Finance North America LLC (Germany), 2.55%, 08/15/2022(b)	319,000	326,585
General Motors Financial Co., Inc.,
4.20%, 11/06/2021	163,000	165,143
4.15%, 06/19/2023	104,000	110,496

	Principal Amount	Value
Automobile Manufacturers–(continued)
Hyundai Capital America,
5.75%, 04/06/2023(b)	$130,000	$ 141,330
4.13%, 06/08/2023(b)	105,000	111,674
2.00%, 06/15/2028(b)	216,000	214,516
Nissan Motor Acceptance Corp., 3.65%, 09/21/2021(b)	220,000	221,480
		1,422,741

Automotive Retail–0.27%
Advance Auto Parts, Inc., 1.75%, 10/01/2027	305,000	303,024

Biotechnology–0.15%
AbbVie, Inc., 3.85%, 06/15/2024	160,000	173,617

Brewers–0.09%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	63,000	104,945

Building Products–0.10%
Masco Corp., 1.50%, 02/15/2028	112,000	109,438

Cable & Satellite–1.34%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 1.83% (3 mo. USD LIBOR + 1.65%), 02/01/2024(c)	180,000	185,107
3.50%, 06/01/2041	140,000	141,178
3.90%, 06/01/2052	183,000	186,868
3.85%, 04/01/2061	180,000	177,107
4.40%, 12/01/2061	88,000	94,739
Comcast Corp.,
2.45%, 08/15/2052	99,000	89,628
2.65%, 08/15/2062	123,000	112,656
Cox Communications, Inc.,
2.60%, 06/15/2031(b)	143,000	145,303
3.60%, 06/15/2051(b)	367,000	387,173
		1,519,759

Computer & Electronics Retail–0.26%
Dell International LLC/EMC Corp., 5.30%, 10/01/2029	127,000	153,367
Leidos, Inc., 2.30%, 02/15/2031	146,000	142,817
		296,184

Consumer Finance–0.20%
Discover Bank, 4.65%, 09/13/2028	116,000	136,252
Synchrony Financial, 4.25%, 08/15/2024	85,000	92,928
		229,180

Distillers & Vintners–0.28%
Pernod Ricard S.A. (France), 4.25%, 07/15/2022(b)	307,000	318,804

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Bond Fund

	Principal Amount	Value
Diversified Banks–6.90%
Bank of America Corp., 3.82%, 01/20/2028(d)	$62,000	$ 68,866
4.27%, 07/23/2029(d)	85,000	97,725
2.59%, 04/29/2031(d)	82,000	84,596
2.69%, 04/22/2032(d)	320,000	329,430
7.75%, 05/14/2038	232,000	366,793
BBVA USA, 2.50%, 08/27/2024	255,000	268,540
BPCE S.A. (France), 4.50%, 03/15/2025(b)	185,000	204,073
Citigroup, Inc., 3.11%, 04/08/2026(d)	109,000	116,711
4.08%, 04/23/2029(d)	86,000	97,633
4.41%, 03/31/2031(d)	93,000	108,700
2.56%, 05/01/2032(d)	205,000	208,825
3.88%(d)(e)	376,000	384,930
Series V, 4.70%(d)(e)	165,000	170,565
Commonwealth Bank of Australia (Australia), 2.69%, 03/11/2031(b)	200,000	200,150
Credit Agricole S.A. (France), 4.38%, 03/17/2025(b)	310,000	341,541
7.88%(b)(d)(e)	200,000	226,501
HSBC Holdings PLC (United Kingdom), 3.95%, 05/18/2024(d)	103,000	109,437
2.80%, 05/24/2032(d)	206,000	211,563
4.60%(d)(e)	225,000	234,000
6.25%(d)(e)	243,000	257,580
ING Groep N.V. (Netherlands), 1.06% (SOFR + 1.01%), 04/01/2027(c)	368,000	371,985
6.88%(b)(d)(e)	200,000	208,313
JPMorgan Chase & Co., 3.80%, 07/23/2024(d)	126,000	134,285
2.08%, 04/22/2026(d)	145,000	149,996
3.78%, 02/01/2028(d)	112,000	124,446
3.54%, 05/01/2028(d)	87,000	95,708
2.58%, 04/22/2032(d)	200,000	205,405
3.11%, 04/22/2041(d)	90,000	93,541
Mizuho Financial Group, Inc. (Japan), 2.17%, 05/22/2032(d)	296,000	294,254
National Australia Bank Ltd. (Australia), 3.93%, 08/02/2034(b)(d)	153,000	165,947
Royal Bank of Canada (Canada), 3.70%, 10/05/2023	91,000	97,661
Standard Chartered PLC (United Kingdom), 2.68%, 06/29/2032(b)(d)	200,000	201,115
Sumitomo Mitsui Financial Group, Inc. (Japan), 1.47%, 07/08/2025	200,000	202,114
2.14%, 09/23/2030	220,000	214,925
Truist Bank, 2.64%, 09/17/2029(d)	390,000	408,852
U.S. Bancorp, Series W, 3.10%, 04/27/2026	81,000	88,178
1.38%, 07/22/2030	78,000	75,272
United Overseas Bank Ltd. (Singapore), 2.00%, 10/14/2031(b)(d)	200,000	200,324
Wells Fargo & Co., 3.58%, 05/22/2028(d)	86,000	94,805
4.75%, 12/07/2046	64,000	81,155
Series BB, 3.90%(d)(e)	197,000	204,077
		7,800,517

	Principal Amount	Value
Diversified Capital Markets–1.09%
Credit Suisse AG (Switzerland), 3.63%, 09/09/2024	$189,000	$ 205,423
Credit Suisse Group AG (Switzerland), 4.55%, 04/17/2026	147,000	166,584
4.19%, 04/01/2031(b)(d)	250,000	281,207
5.10%(b)(d)(e)	201,000	207,784
UBS Group AG (Switzerland), 4.13%, 04/15/2026(b)	153,000	171,673
4.38%(b)(d)(e)	200,000	204,840
		1,237,511

Diversified Chemicals–0.16%
Dow Chemical Co. (The), 3.63%, 05/15/2026	74,000	81,934
Eastman Chemical Co., 3.50%, 12/01/2021	93,000	94,227
		176,161

Diversified REITs–0.13%
Brixmor Operating Partnership L.P., 4.13%, 05/15/2029	54,000	60,563
4.05%, 07/01/2030	82,000	91,891
		152,454

Drug Retail–0.30%
CK Hutchison International 21 Ltd. (United Kingdom), 1.50%, 04/15/2026(b)	339,000	341,161

Electric Utilities–1.04%
AEP Texas, Inc., 3.95%, 06/01/2028(b)	162,000	182,714
Consolidated Edison Co. of New York, Inc., 3.60%, 06/15/2061	177,000	183,509
EDP Finance B.V. (Portugal), 3.63%, 07/15/2024(b)	219,000	235,536
Enel Finance International N.V. (Italy), 2.88%, 05/25/2022(b)	309,000	315,829
NextEra Energy Capital Holdings, Inc., 0.57%(SOFR + 0.54%), 03/01/2023(c)	147,000	147,829
Southern Co. (The), Series 21-A, 3.75%, 09/15/2051(d)	115,000	115,880
		1,181,297

Electronic Equipment & Instruments–0.25%
Vontier Corp., 2.40%, 04/01/2028(b)	151,000	150,183
2.95%, 04/01/2031(b)	127,000	127,741
		277,924

Electronic Manufacturing Services–0.10%
Jabil, Inc., 3.00%, 01/15/2031	107,000	110,236

Financial Exchanges & Data–0.07%
Intercontinental Exchange, Inc., 3.00%, 09/15/2060	81,000	78,539

Food Retail–0.42%
Alimentation Couche-Tard, Inc. (Canada), 3.44%, 05/13/2041(b)	245,000	253,296
3.63%, 05/13/2051(b)	209,000	218,928
		472,224

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Bond Fund

	Principal Amount	Value
Health Care REITs–0.33%
Healthcare Trust of America Holdings L.P., 3.50%, 08/01/2026	$83,000	$ 91,288
2.00%, 03/15/2031	81,000	78,360
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	202,000	201,811
		371,459

Health Care Services–0.42%
Cigna Corp., 4.13%, 11/15/2025	82,000	91,944
CVS Health Corp., 1.30%, 08/21/2027	109,000	106,989
Fresenius Medical Care US Finance II, Inc. (Germany), 5.88%, 01/31/2022(b)	125,000	128,842
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(b)	150,000	150,141
		477,916

Home Improvement Retail–0.27%
Lowe’s Cos., Inc., 2.63%, 04/01/2031	159,000	164,473
3.50%, 04/01/2051	127,000	136,439
		300,912

Homebuilding–0.09%
D.R. Horton, Inc., 4.75%, 02/15/2023	96,000	101,525

Hotels, Resorts & Cruise Lines–0.38%
Expedia Group, Inc., 4.63%, 08/01/2027	74,000	83,739
2.95%, 03/15/2031	339,000	344,219
		427,958

Independent Power Producers & Energy Traders–0.30%
AES Corp. (The), 1.38%, 01/15/2026(b)	80,000	79,254
2.45%, 01/15/2031(b)	89,000	88,203
Deutsche Telekom International Finance B.V. (Germany), 4.38%, 06/21/2028(b)	149,000	173,379
		340,836

Industrial Conglomerates–0.16%
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/2025	163,000	177,934

Industrial Machinery–0.16%
IDEX Corp., 2.63%, 06/15/2031	182,000	185,214

Insurance Brokers–0.18%
Arthur J. Gallagher & Co., 2.50%, 05/20/2031	79,000	79,862
3.50%, 05/20/2051	117,000	122,747
		202,609

Integrated Oil & Gas–0.50%
BP Capital Markets America, Inc., 3.06%, 06/17/2041	257,000	259,512
2.94%, 06/04/2051	34,000	32,634
3.38%, 02/08/2061	171,000	172,314

	Principal Amount	Value
Integrated Oil & Gas–(continued)
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(b)	$95,000	$ 97,666
		562,126

Integrated Telecommunication Services–2.07%
AT&T, Inc., 0.69%(SOFR + 0.64%), 03/25/2024(c)	180,000	180,434
4.30%, 02/15/2030	80,000	92,539
2.55%, 12/01/2033(b)	433,000	429,413
3.10%, 02/01/2043	116,000	113,893
3.50%, 09/15/2053(b)	198,000	199,225
3.80%, 12/01/2057(b)	67,000	69,933
3.50%, 02/01/2061	74,000	73,194
NBN Co. Ltd. (Australia), 2.63%, 05/05/2031(b)	275,000	282,048
Verizon Communications, Inc., 0.85%, 11/20/2025	129,000	127,657
1.75%, 01/20/2031	81,000	77,683
2.55%, 03/21/2031	88,000	90,014
2.65%, 11/20/2040	74,000	71,345
3.40%, 03/22/2041	94,000	99,559
4.52%, 09/15/2048	61,000	75,601
2.88%, 11/20/2050	88,000	83,805
3.55%, 03/22/2051	50,000	53,493
3.00%, 11/20/2060	101,000	94,553
3.70%, 03/22/2061	123,000	131,946
		2,346,335

Interactive Home Entertainment–0.27%
Activision Blizzard, Inc., 2.50%, 09/15/2050	138,000	124,190
Electronic Arts, Inc., 1.85%, 02/15/2031	186,000	179,934
		304,124

Internet & Direct Marketing Retail–1.16%
Amazon.com, Inc., 1.00%, 05/12/2026	105,000	105,070
1.65%, 05/12/2028	98,000	98,899
2.10%, 05/12/2031	292,000	297,102
2.88%, 05/12/2041	343,000	354,324
3.10%, 05/12/2051	275,000	289,246
3.25%, 05/12/2061	154,000	162,568
		1,307,209

Internet Services & Infrastructure–0.11%
VeriSign, Inc., 2.70%, 06/15/2031	121,000	123,079

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Bond Fund

	Principal Amount	Value
Investment Banking & Brokerage–2.33%
Goldman Sachs Group, Inc. (The), 0.61%(SOFR + 0.58%), 03/08/2024(c)	$337,000	$ 338,026
3.50%, 04/01/2025	99,000	107,455
3.50%, 11/16/2026	57,000	62,032
0.83%(SOFR + 0.79%), 12/09/2026(c)	644,000	642,936
1.09%, 12/09/2026(d)	119,000	117,208
0.85%(SOFR + 0.81%), 03/09/2027(c)	603,000	602,867
1.99%, 01/27/2032(d)	127,000	123,454
2.62%, 04/22/2032(d)	79,000	80,760
3.21%, 04/22/2042(d)	83,000	86,945
Morgan Stanley, 5.00%, 11/24/2025	106,000	122,301
2.19%, 04/28/2026(d)	73,000	75,830
4.43%, 01/23/2030(d)	80,000	93,743
3.62%, 04/01/2031(d)	93,000	103,908
2.80%, 01/25/2052(d)	77,000	75,654
		2,633,119

Life & Health Insurance–1.60%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	122,000	138,132
Athene Global Funding, 1.20%, 10/13/2023(b)	174,000	176,027
1.45%, 01/08/2026(b)	89,000	89,142
2.95%, 11/12/2026(b)	169,000	180,177
Athene Holding Ltd., 6.15%, 04/03/2030	102,000	129,104
3.95%, 05/25/2051	36,000	38,687
MAG Mutual Holding Co., 4.75%, 04/30/2041	612,000	612,000
Manulife Financial Corp. (Canada), 4.06%, 02/24/2032(d)	77,000	85,079
Pacific LifeCorp, 3.35%, 09/15/2050(b)	103,000	109,275
Prudential Financial, Inc., 5.20%, 03/15/2044(d)	124,000	133,211
Reliance Standard Life Global Funding
II, 2.75%, 01/21/2027(b)	116,000	122,412
		1,813,246

Life Sciences Tools & Services–0.10%
Illumina, Inc., 2.55%, 03/23/2031	107,000	108,723

Managed Health Care–0.30%
Kaiser Foundation Hospitals, Series 2021, 2.81%, 06/01/2041	160,000	163,557
3.00%, 06/01/2051	170,000	175,968
		339,525

Multi-Utilities–0.27%
Ameren Corp., 2.50%, 09/15/2024	69,000	72,640
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	79,000	86,109
WEC Energy Group, Inc., 1.38%, 10/15/2027	77,000	75,290
1.80%, 10/15/2030	71,000	68,187
		302,226

	Principal Amount	Value
Office REITs–0.19%
Office Properties Income Trust, 4.50%, 02/01/2025	$159,000	$ 172,760
2.65%, 06/15/2026	40,000	40,624
		213,384

Oil & Gas Exploration & Production–0.52%
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	145,000	149,098
Lundin Energy Finance B.V. (Netherlands), 2.00%, 07/15/2026(b)	216,000	216,600
3.10%, 07/15/2031(b)	216,000	218,648
		584,346

Oil & Gas Storage & Transportation–0.74%
Energy Transfer L.P., 4.25%, 03/15/2023	81,000	85,025
4.00%, 10/01/2027	64,000	70,455
Kinder Morgan, Inc., 7.75%, 01/15/2032	151,000	216,817
MPLX L.P., 1.75%, 03/01/2026	99,000	100,123
4.25%, 12/01/2027	65,000	73,725
ONEOK, Inc., 6.35%, 01/15/2031	140,000	181,215
Williams Cos., Inc. (The), 3.70%, 01/15/2023	106,000	110,420
		837,780

Other Diversified Financial Services–1.77%
Avolon Holdings Funding Ltd. (Ireland), 2.13%, 02/21/2026(b)	115,000	114,622
2.75%, 02/21/2028(b)	132,000	130,686
Blackstone Holdings Finance Co. LLC, 1.60%, 03/30/2031(b)	145,000	138,056
2.80%, 09/30/2050(b)	67,000	67,052
Blackstone Secured Lending Fund, 2.75%, 09/16/2026(b)	338,000	342,764
Blue Owl Finance LLC, 3.13%, 06/10/2031(b)	189,000	187,972
Brookfield Finance, Inc. (Canada), 2.72%, 04/15/2031	143,000	147,363
Depository Trust & Clearing Corp. (The), Series D, 3.38%(b)(d)(e)	250,000	254,531
LSEGA Financing PLC (United Kingdom), 1.38%, 04/06/2026(b)	200,000	200,468
2.00%, 04/06/2028(b)	203,000	205,434
3.20%, 04/06/2041(b)	200,000	209,986
		1,998,934

Packaged Foods & Meats–0.47%
Conagra Brands, Inc., 4.60%, 11/01/2025	101,000	115,191
Mondelez International Holdings Netherlands B.V., 2.00%, 10/28/2021(b)	319,000	320,357
Tyson Foods, Inc., 3.90%, 09/28/2023	85,000	91,334
		526,882

Paper Packaging–0.26%
Berry Global, Inc., 1.65%, 01/15/2027(b)	199,000	197,525

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Bond Fund

	Principal Amount	Value
Paper Packaging–(continued)
Packaging Corp. of America, 3.65%, 09/15/2024	$92,000	$ 99,473
		296,998

Pharmaceuticals–0.52%
Bayer US Finance II LLC (Germany), 3.88%, 12/15/2023(b)	313,000	335,346
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	136,000	147,103
Mylan, Inc., 3.13%, 01/15/2023(b)	103,000	106,768
		589,217

Precious Metals & Minerals–0.08%
Anglo American Capital PLC (South Africa), 3.63%, 09/11/2024(b)	83,000	89,534

Property & Casualty Insurance–0.37%
CNA Financial Corp., 3.45%, 08/15/2027	80,000	87,794
Fidelity National Financial, Inc., 3.40%, 06/15/2030	72,000	77,669
2.45%, 03/15/2031	107,000	106,809
W.R. Berkley Corp., 3.55%, 03/30/2052	138,000	147,320
		419,592

Railroads–0.16%
Union Pacific Corp., 2.15%, 02/05/2027	77,000	80,061
2.40%, 02/05/2030	95,000	98,277
		178,338

Real Estate Development–0.11%
Essential Properties L.P., 2.95%, 07/15/2031	123,000	123,159

Regional Banks–2.01%
Citizens Financial Group, Inc., 2.50%, 02/06/2030	74,000	75,971
3.25%, 04/30/2030	45,000	48,803
2.64%, 09/30/2032	496,000	497,211
Fifth Third Bank N.A., 3.85%, 03/15/2026	168,000	186,468
Huntington Bancshares, Inc., 4.00%, 05/15/2025	106,000	117,638
KeyCorp, 2.25%, 04/06/2027	106,000	109,893
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027	79,000	86,428
Santander Holdings USA, Inc., 3.50%, 06/07/2024	86,000	92,047
SVB Financial Group, 2.10%, 05/15/2028	111,000	112,697
1.80%, 02/02/2031	160,000	153,292
4.10%(d)(e)	172,000	174,579
Series C, 4.00%(d)(e)	348,000	355,064
Zions Bancorporation N.A., 3.25%, 10/29/2029	250,000	262,429
		2,272,520

Reinsurance–0.18%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	100,000	100,027

	Principal Amount	Value
Reinsurance–(continued)
Global Atlantic Fin Co., 3.13%, 06/15/2031(b)	$106,000	$ 106,858
		206,885

Residential REITs–0.24%
American Homes 4 Rent L.P., 2.38%, 07/15/2031	42,000	41,375
3.38%, 07/15/2051	41,000	40,164
Spirit Realty L.P., 3.20%, 01/15/2027	69,000	73,520
VEREIT Operating Partnership L.P., 2.20%, 06/15/2028	58,000	58,947
2.85%, 12/15/2032	53,000	55,447
		269,453

Retail REITs–1.03%
Agree L.P., 2.00%, 06/15/2028	85,000	84,393
2.60%, 06/15/2033	110,000	109,722
Kimco Realty Corp., 1.90%, 03/01/2028	124,000	124,080
2.70%, 10/01/2030	60,000	61,736
Kite Realty Group L.P., 4.00%, 10/01/2026	188,000	203,017
National Retail Properties, Inc., 3.50%, 04/15/2051	138,000	144,992
Realty Income Corp., 3.25%, 01/15/2031	82,000	89,472
Regency Centers L.P., 2.95%, 09/15/2029	81,000	85,390
Retail Properties of America, Inc., 4.75%, 09/15/2030	71,000	78,826
Scentre Group Trust 2 (Australia), 4.75%, 09/24/2080(b)(d)	166,000	177,413
		1,159,041

Semiconductors–1.43%
Broadcom, Inc., 4.15%, 11/15/2030	110,000	123,478
2.45%, 02/15/2031(b)	86,000	84,578
3.42%, 04/15/2033(b)	249,000	261,777
3.47%, 04/15/2034(b)	410,000	434,100
Marvell Technology, Inc., 2.95%, 04/15/2031(b)	257,000	266,601
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 3.88%, 06/18/2026(b)	73,000	80,927
QUALCOMM, Inc., 2.15%, 05/20/2030	124,000	126,926
3.25%, 05/20/2050	121,000	130,954
Skyworks Solutions, Inc., 1.80%, 06/01/2026	36,000	36,476
3.00%, 06/01/2031	74,000	75,716
		1,621,533

Specialized REITs–0.77%
American Tower Corp., 3.00%, 06/15/2023	88,000	92,250
4.00%, 06/01/2025	57,000	62,842
2.70%, 04/15/2031	254,000	262,288
CBRE Services, Inc., 2.50%, 04/01/2031	212,000	214,917

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Bond Fund

	Principal Amount	Value
Specialized REITs–(continued)
Crown Castle International Corp., 2.50%, 07/15/2031	$234,000	$ 235,972
		868,269

Technology Hardware, Storage & Peripherals–0.68%
Apple, Inc., 4.38%, 05/13/2045	62,000	79,331
2.55%, 08/20/2060	358,000	334,962
2.80%, 02/08/2061	366,000	357,522
		771,815

Thrifts & Mortgage Finance–0.15%
Nationwide Building Society (United Kingdom), 3.96%, 07/18/2030(b)(d)	150,000	168,527

Tobacco–0.78%
Altria Group, Inc., 2.45%, 02/04/2032	147,000	142,325
3.70%, 02/04/2051	174,000	165,338
4.00%, 02/04/2061	174,000	167,291
Imperial Brands Finance PLC (United Kingdom), 3.75%, 07/21/2022(b)	308,000	316,085
Philip Morris International, Inc., 0.88%, 05/01/2026	95,000	93,846
		884,885

Trucking–0.63%
Penske Truck Leasing Co. L.P./PTL Finance Corp., 4.00%, 07/15/2025(b)	83,000	91,501
3.40%, 11/15/2026(b)	100,000	108,469
Triton Container International Ltd. (Bermuda), 2.05%, 04/15/2026(b)	256,000	257,592
3.15%, 06/15/2031(b)	256,000	257,717
		715,279
Total U.S. Dollar Denominated Bonds & Notes (Cost $44,678,933)		46,429,437

Asset-Backed Securities–23.38%
American Credit Acceptance Receivables Trust, Series 2017-4, Class D, 3.57%, 01/10/2024(b)	83,988	84,431
Series 2018-3, Class D, 4.14%, 10/15/2024(b)	20,413	20,658
Series 2018-4, Class C, 3.97%, 01/13/2025(b)	28,612	28,691
Series 2019-3, Class C, 2.76%, 09/12/2025(b)	153,170	154,725
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class D, 3.42%, 04/18/2023	300,000	304,377
Series 2017-4, Class D, 3.08%, 12/18/2023	190,000	194,092
Series 2018-3, Class C, 3.74%, 10/18/2024	260,000	269,581
Series 2019-2, Class C, 2.74%, 04/18/2025	100,000	103,571
Series 2019-2, Class D, 2.99%, 06/18/2025	280,000	292,022
Series 2019-3, Class D, 2.58%, 09/18/2025	135,000	140,371

	Principal Amount	Value
Angel Oak Mortgage Trust, Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(f)	$90,663	$ 91,365
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(f)	279,860	282,881
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2017-2A, Class AR, 1.43% (3 mo. USD LIBOR + 1.25%), 07/25/2030(b)(c)	480,786	481,082
Series 2017-2A, Class AR2, 1.00% (3 mo. USD LIBOR + 1.18%), 07/25/2034(b)(c)	481,000	481,392
Banc of America Funding Trust, Series 2007-1, Class 1A3, 6.00%, 01/25/2037	46,157	45,356
Series 2007-C, Class 1A4, 3.05%, 05/20/2036(f)	16,066	16,187
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	32,111	32,586
Bank, Series 2019-BNK16, Class XA, IO, 1.12%, 02/15/2052(g)	1,563,849	92,419
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(c)	39,540	40,362
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(c)	45,585	46,341
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.65%, 01/15/2051(g)	1,763,641	47,994
Capital Auto Receivables Asset Trust, Series 2017-1, Class D, 3.15%, 02/20/2025(b)	40,000	40,057
Series 2018-2, Class C, 3.69%, 12/20/2023(b)	62,411	62,528
Capital Lease Funding Securitization L.P., Series 1997-CTL1, Class IO, 1.51%, 06/22/2024(b)(g)	37,663	270
CarMax Auto Owner Trust, Series 2017-4, Class D, 3.30%, 05/15/2024	100,000	101,050
CCG Receivables Trust, Series 2018-1, Class B, 3.09%, 06/16/2025(b)	53,482	53,537
Series 2018-2, Class C, 3.87%, 12/15/2025(b)	60,000	61,131
Series 2019-2, Class B, 2.55%, 03/15/2027(b)	105,000	107,966
Series 2019-2, Class C, 2.89%, 03/15/2027(b)	100,000	102,505
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.06%, 11/13/2050(g)	708,899	27,015
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(f)	16,113	16,531
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 3.10%, 01/25/2036(f)	42,869	41,321
CHL Mortgage Pass-Through Trust, Series 2005-26, Class 1A8, 5.50%, 11/25/2035	40,764	33,962

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Bond Fund

	Principal Amount	Value
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class XA, IO, 1.17%, 11/10/2046(g)	$372,370	$ 7,451
Series 2014-GC21, Class AA, 3.48%, 05/10/2047	53,791	56,059
Series 2017-C4, Class XA, IO, 1.23%, 10/12/2050(g)	1,963,745	94,989
Citigroup Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 2.48% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(c)	115,331	120,446
CNH Equipment Trust, Series 2017-C, Class B, 2.54%, 05/15/2025	65,000	65,652
Series 2019-A, Class A4, 3.22%, 01/15/2026	125,000	130,358
COLT Mortgage Loan Trust, Series 2020-1, Class A1, 2.49%, 02/25/2050(b)(f)	159,916	161,073
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(f)	129,822	130,643
COMM Mortgage Trust, Series 2012-CR5, Class XA, IO, 1.65%, 12/10/2045(g)	1,845,169	32,310
Series 2013-CR6, Class AM, 3.15%, 03/10/2046(b)	245,000	251,594
Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	43,902	45,752
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	715,000	773,198
Series 2014-LC15, Class AM, 4.20%, 04/10/2047	170,000	183,246
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	475,000	512,403
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2005-17, Class 1A8, 5.50%, 09/25/2035	3,972	3,993
Series 2005-JA, Class A7, 5.50%, 11/25/2035	4,333	4,295
Credit Suisse Mortgage Trust, Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(f)	102,661	102,507
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(f)	110,735	110,869
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	637,000	662,651
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	112,982	87,517
Dell Equipment Finance Trust, Series 2019-1, Class C, 3.14%, 03/22/2024(b)	325,000	329,067
Series 2019-2, Class D, 2.48%, 04/22/2025(b)	115,000	116,381

	Principal Amount	Value
Drive Auto Receivables Trust, Series 2017-1, Class D, 3.84%, 03/15/2023	$42,712	$ 42,912
Series 2018-1, Class D, 3.81%, 05/15/2024	71,495	72,341
Series 2018-2, Class D, 4.14%, 08/15/2024	140,132	143,015
Series 2018-3, Class D, 4.30%, 09/16/2024	164,087	168,099
Series 2018-5, Class C, 3.99%, 01/15/2025	124,911	126,500
Series 2019-1, Class C, 3.78%, 04/15/2025	196,508	198,326
DT Auto Owner Trust, Series 2017-3A, Class E, 5.60%, 08/15/2024(b)	173,192	175,949
Series 2018-3A, Class C, 3.79%, 07/15/2024(b)	33,040	33,172
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(f)	62,417	63,250
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(f)	85,923	85,762
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 03/15/2024(b)	271,998	274,954
Series 2019-4A, Class D, 2.58%, 09/15/2025(b)	240,000	246,593
Extended Stay America Trust, Series 2021-ESH, Class B, 1.46% (1 mo. USD LIBOR + 1.38%), 07/15/2038(b)(c)	115,000	115,539
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 0.74% (1 mo. USD LIBOR + 0.65%), 11/25/2035(c)	71,732	32,244
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A2, 0.67% (1 mo. USD LIBOR + 0.60%), 09/15/2024(c)	560,000	563,817
FREMF Mortgage Trust, Series 2013-K25, Class C, 3.74%, 11/25/2045(b)(f)	90,000	93,045
Series 2013-K26, Class C, 3.72%, 12/25/2045(b)(f)	60,000	62,190
Series 2013-K27, Class C, 3.62%, 01/25/2046(b)(f)	95,000	98,564
Series 2013-K28, Class C, 3.61%, 06/25/2046(b)(f)	285,000	296,953
GS Mortgage Securities Trust, Series 2012-GC6, Class A3, 3.48%, 01/10/2045	33,266	33,330
Series 2013-GC16, Class AS, 4.65%, 11/10/2046	45,000	48,427
Series 2013-GCJ12, Class AAB, 2.68%, 06/10/2046	11,720	11,886
Series 2014-GC18, Class AAB, 3.65%, 01/10/2047	44,081	45,594
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	245,000	253,405
GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.08%, 07/25/2035(f)	16,321	16,942

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Bond Fund

	Principal Amount	Value
Hertz Vehicle Financing III L.P., Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	$113,000	$ 112,939
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	103,000	103,103
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21%, 12/26/2025(b)	104,000	103,995
HomeBanc Mortgage Trust, Series 2005-3, Class A2, 0.71% (1 mo. USD LIBOR + 0.62%), 07/25/2035(c)	1,722	1,726
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS, 3.37%, 12/15/2047	315,000	326,756
Series 2013-C16, Class AS, 4.52%, 12/15/2046	300,000	323,044
Series 2013-LC11, Class AS, 3.22%, 04/15/2046	40,000	41,471
Series 2014-C20, Class AS, 4.04%, 07/15/2047	220,000	236,156
Series 2016-JP3, Class A2, 2.43%, 08/15/2049	116,540	116,847
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 2.58%, 07/25/2035(f)	25,017	25,599
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class B, 4.12%, 11/15/2047(f)	245,000	256,779
Series 2014-C25, Class AS, 4.07%, 11/15/2047	200,000	216,189
Series 2015-C27, Class XA, IO, 1.29%, 02/15/2048(g)	1,979,332	69,612
LB Commercial Conduit Mortgage Trust, Series 1998-C1, Class IO, 1.10%, 02/18/2030(g)	32,663	1
Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(b)(f)	14,311	6,926
Life Mortgage Trust, Series 2021-BMR, Class A, 0.77% (1 mo. USD LIBOR + 0.70%), 03/15/2038(b)(c)	155,000	155,415
Series 2021-BMR, Class B, 0.95% (1 mo. USD LIBOR + 0.88%), 03/15/2038(b)(c)	240,000	240,674
Series 2021-BMR, Class C, 1.17% (1 mo. USD LIBOR + 1.10%), 03/15/2038(b)(c)	110,000	110,390
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 1.29% (3 mo. USD LIBOR + 1.15%), 04/19/2033(b)(c)	742,000	742,147
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 0.19% (1 mo. USD LIBOR + 0.10%), 08/25/2036(c)	39,913	18,481
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AS, 3.46%, 05/15/2046	225,000	233,763
Series 2014-C19, Class AS, 3.83%, 12/15/2047	595,000	640,567

	Principal
	Amount	Value
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.92%, 12/15/2050(g)	$673,628	$ 27,759
Morgan Stanley ReRemic Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(b)(f)	276,502	267,422
Mortgage-Linked Amortizing Notes, Series 2012-1, Class A10, 2.06%, 01/15/2022	133,450	134,733
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 1.21% (3 mo. USD LIBOR + 1.02%), 04/19/2030(b)(c)	293,000	293,225
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 1.25% (3 mo. USD LIBOR + 1.06%), 04/16/2033(b)(c)	250,000	250,787
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 1.44% (3 mo. USD LIBOR + 1.26%), 07/15/2030(b)(c)	250,000	250,148
Series 2020-8RA, Class A1, 1.44% (3 mo. USD LIBOR + 1.22%), 01/17/2032(b)(c)	433,000	433,255
Octagon Investment Partners 31 Ltd., Series 2017-1A, Class AR, 1.24% (3 mo. USD LIBOR + 1.05%), 07/20/2030(b)(c)	500,000	500,591
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 1.43% (3 mo. USD LIBOR + 1.22%), 01/15/2033(b)(c)	400,000	400,458
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 1.45% (3 mo. USD LIBOR + 1.26%), 01/20/2033(b)(c)	287,936	288,738
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(b)	115,000	117,001
Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	395,000	401,254
RBSSP Resecuritization Trust, Series 2010-1, Class 2A1, 2.24%, 07/26/2045(b)(f)	974	979
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	397	378
Series 2007-QS6, Class A28, 5.75%, 04/25/2037	4,635	4,466
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 02/25/2024(b)(f)	91,983	93,420

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Bond Fund

	Principal
	Amount	Value
Santander Drive Auto Receivables Trust, Series 2017-2, Class D, 3.49%, 07/17/2023	$22,946	$ 23,024
Series 2017-3, Class D, 3.20%, 11/15/2023	182,616	184,465
Series 2018-1, Class D, 3.32%, 03/15/2024	88,291	89,467
Series 2018-2, Class D, 3.88%, 02/15/2024	165,000	167,873
Series 2018-5, Class C, 3.81%, 12/16/2024	33,585	33,684
Series 2019-2, Class D, 3.22%, 07/15/2025	195,000	201,523
Series 2019-3, Class D, 2.68%, 10/15/2025	165,000	169,162
Santander Retail Auto Lease Trust, Series 2019-A, Class C, 3.30%, 05/22/2023(b)	315,000	320,196
Series 2019-B, Class C, 2.77%, 08/21/2023(b)	115,000	117,420
Series 2019-C, Class C, 2.39%, 11/20/2023(b)	210,000	214,385
Star Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(f)	310,131	311,331
Series 2021-SFR1, Class A, 0.68% (1 mo. USD LIBOR + 0.60%), 04/17/2038(b)(c)	792,432	792,159
Starwood Mortgage Residential Trust, Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(f)	117,508	118,979
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 1.48% (3 mo. USD LIBOR + 1.29%), 04/18/2033(b)(c)	250,000	251,193
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	335,467	340,624
TICP CLO XV Ltd., Series 2020-15A, Class A, 1.47% (3 mo. USD LIBOR + 1.28%), 04/20/2033(b)(c)	271,000	272,019
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	309,696	306,211
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.14%, 11/15/2050(g)	1,224,119	53,859
Verus Securitization Trust, Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(h)	232,144	235,477
Series 2020-1, Class A2, 2.64%, 01/25/2060(b)(h)	99,729	101,205
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(b)(f)	68,398	69,355
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(f)	129,128	129,542
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(f)	270,714	270,819
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	161,244	161,785

	Principal
	Amount	Value
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2003-AR10, Class A7, 2.55%, 10/25/2033(f)	$30,919	$ 31,267
Series 2005-AR14, Class 1A4, 2.89%, 12/25/2035(f)	67,839	68,726
Series 2005-AR16, Class 1A1, 2.72%, 12/25/2035(f)	31,134	31,727
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class ASB, 2.93%, 05/15/2048	211,211	217,549
Series 2017-C42, Class XA, IO, 1.02%, 12/15/2050(g)	883,994	42,195
Westlake Automobile Receivables Trust, Series 2018-1A, Class D, 3.41%, 05/15/2023(b)	7,905	7,914
Series 2019-3A, Class C, 2.49%, 10/15/2024(b)	260,000	264,431
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.49%, 06/15/2046	150,000	156,126
Series 2014-C20, Class AS, 4.18%, 05/15/2047	130,000	139,189
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(f)	145,000	155,697
World Financial Network Credit Card Master Trust, Series 2018-B, Class A, 3.46%, 07/15/2025	230,000	231,498
Series 2018-C, Class A, 3.55%, 08/15/2025	470,000	474,545
Series 2019-A, Class A, 3.14%, 12/15/2025	75,000	76,376
Series 2019-B, Class A, 2.49%, 04/15/2026	270,000	275,831
Series 2019-C, Class A, 2.21%, 07/15/2026	235,000	240,535
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	355,000	361,581
Total Asset-Backed Securities (Cost $26,733,560)		26,441,758

U.S. Government Sponsored Agency Mortgage-Backed Securities–20.70%
Collateralized Mortgage Obligations–1.67%
Fannie Mae Interest STRIPS, IO, 7.50%, 05/25/2023 to 11/25/2029(i)	52,005	5,719
7.00%, 06/25/2023 to 04/25/2032(i)	120,943	19,701
6.50%, 04/25/2029 to 02/25/2033(i)	249,764	43,995
6.00%, 02/25/2033 to 03/25/2036(i)	184,668	33,615
6.50%, 02/25/2033(g)	40,766	7,196
5.50%, 09/25/2033 to 06/25/2035(i)	334,558	56,586
5.50%, 05/25/2034(g)	16,325	2,665
6.00%, 09/25/2035(g)	53,944	9,335

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Bond Fund

	Principal
	Amount	Value
Collateralized Mortgage Obligations–(continued)
Fannie Mae REMICs, IO, 5.50%, 04/25/2023 to 07/25/2046(i)	$133,666	$ 71,931
6.61% (6.70% - (1.00 x 1 mo. USD LIBOR)), 02/25/2024 to 05/25/2035(c)(i)	116,943	20,905
3.00%, 11/25/2027(i)	86,102	4,939
7.01% (7.10% - (1.00 x 1 mo. USD LIBOR)), 11/25/2030(c)(i)	46,964	7,984
7.82% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/18/2031 to 12/18/2031(c)(i)	3,193	620
7.81% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(c)(i)	63,101	12,159
7.16% (7.25% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(c)(i)	3,405	672
7.86% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(c)(i)	16,473	3,152
7.92% (8.00% - (1.00 x 1 mo. USD LIBOR)), 03/18/2032 to 12/18/2032(c)(i)	6,173	1,287
8.01% (8.10% - (1.00 x 1 mo. USD LIBOR)), 03/25/2032 to 04/25/2032(c)(i)	4,980	1,055
6.91% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 09/25/2032(c)(i)	15,347	2,655
7.71% (7.80% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(c)(i)	540	109
7.91% (8.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 12/25/2032(c)(i)	242,600	50,184
8.02% (8.10% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(c)(i)	24,432	4,365
8.16% (8.25% - (1.00 x 1 mo. USD LIBOR)), 02/25/2033 to 05/25/2033(c)(i)	93,187	21,644
7.00%, 04/25/2033(i)	2,711	521
5.96% (6.05% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 07/25/2038(c)(i)	44,815	7,121
6.66% (6.75% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 05/25/2035(c)(i)	17,504	2,728
6.51% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(c)(i)	32,490	4,988
3.50%, 08/25/2035(i)	271,270	33,539
6.01% (6.10% - (1.00 x 1 mo. USD LIBOR)), 10/25/2035(c)(i)	94,901	17,137
6.46% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(c)(i)	30,761	5,967
6.06% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(c)(i)	70,367	14,538
5.00% (5.90% - (1.00 x 1 mo. USD LIBOR)), 09/25/2047(c)(i)	494,768	88,131
6.50%, 06/25/2023 to 10/25/2031	107,712	120,154
4.00%, 08/25/2026 to 08/25/2047(i)	141,757	12,414
6.00%, 11/25/2028 to 12/25/2031	80,350	91,752
0.34% (1 mo. USD LIBOR + 0.25%), 08/25/2035(c)	874	877

	Principal
	Amount	Value
Collateralized Mortgage Obligations–(continued)
24.23% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(c)	$40,235	$ 65,555
23.86% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(c)	28,798	45,777
23.86% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(c)	24,090	38,883
1.03% (1 mo. USD LIBOR + 0.94%), 06/25/2037(c)	15,750	15,869
1.50%, 01/25/2040	25,395	25,460
PO, 0.00%, 09/25/2023(j)	11,070	10,936
Freddie Mac Multifamily Structured Pass-Through Ctfs., Series KC02, Class X1, IO, 1.91%, 03/25/2024(g)	4,543,340	41,095
Series KC03, Class X1, IO, 0.63%, 11/25/2024(g)	2,751,801	39,467
Series K734, Class X1, IO, 0.79%, 02/25/2026(g)	2,039,020	52,721
Series K735, Class X1, IO, 1.10%, 05/25/2026(g)	2,046,422	86,095
Series K093, Class X1, IO, 1.09%, 05/25/2029(g)	1,688,764	112,338
Freddie Mac REMICs, 1.50%, 07/15/2023	12,385	12,476
6.75%, 02/15/2024	2,300	2,427
6.50%, 02/15/2028 to 06/15/2032	326,429	370,167
8.00%, 03/15/2030	588	701
1.07% (1 mo. USD LIBOR + 1.00%), 02/15/2032(c)	656	672
3.50%, 05/15/2032	12,154	13,014
24.48% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(c)	6,489	10,717
0.47% (1 mo. USD LIBOR + 0.40%), 09/15/2035(c)	1,122	1,133
4.00%, 04/15/2040 to 03/15/2045(i)	69,402	5,022
IO, 7.58% (7.65% - (1.00 x 1 mo. USD LIBOR)), 07/15/2026 to 03/15/2029(c)(i)	77,824	9,113
3.00%, 06/15/2027 to 05/15/2040(i)	294,800	18,307
2.50%, 05/15/2028(i)	56,816	3,077
8.62% (8.70% - (1.00 x 1 mo. USD LIBOR)), 07/17/2028(c)(i)	720	59
8.03% (8.10% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029(c)(i)	1,071	181
6.63% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(c)(i)	238,727	38,315
6.68% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(c)(i)	29,384	4,555
6.65% (6.72% - (1.00 x 1 mo. USD LIBOR)), 05/15/2035(c)(i)	31,119	4,584
6.08% (6.15% - (1.00 x 1 mo. USD LIBOR)), 07/15/2035(c)(i)	9,511	1,190
6.93% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(c)(i)	5,546	1,091
5.93% (6.00% - (1.00 x 1 mo. USD LIBOR)), 04/15/2038(c)(i)	4,549	719
6.00% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(c)(i)	171,556	30,136

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Bond Fund

	Principal
	Amount	Value
Collateralized Mortgage Obligations–(continued)
6.18% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(c)(i)	$40,531	$ 6,898
6.03% (6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(c)(i)	70,180	10,206
Freddie Mac STRIPS, PO, 0.00%, 06/01/2026(j)	10,271	9,963
IO, 3.00%, 12/15/2027(i)	124,706	7,710
3.27%, 12/15/2027(g)	32,121	1,729
7.00%, 09/01/2029(i)	2,363	400
7.50%, 12/15/2029(i)	43,420	7,876
6.00%, 12/15/2032(i)	26,726	4,105
		1,893,079

Federal Home Loan Mortgage Corp. (FHLMC)–0.31%
9.00%, 08/01/2022 to 05/01/2025	1,426	1,536
6.00%, 10/01/2022 to 10/01/2029	95,504	107,993
6.50%, 07/01/2028 to 04/01/2034	57,405	64,893
7.00%, 10/01/2031 to 10/01/2037	48,496	55,381
5.00%, 12/01/2034	2,320	2,605
5.50%, 09/01/2039	106,539	123,014
		355,422

Federal National Mortgage Association (FNMA)–2.56%
5.00%, 02/01/2022 to 07/01/2022	94	98
7.00%, 01/01/2030 to 12/01/2032	7,979	9,207
8.50%, 07/01/2032	1,620	1,626
7.50%, 01/01/2033	1,654	1,902
6.50%, 01/01/2034	3,506	3,969
5.50%, 02/01/2035 to 05/01/2036	58,840	68,193
TBA, 2.00%, 07/01/2036(k)	2,720,000	2,805,691
		2,890,686

Government National Mortgage Association (GNMA)–3.99%
7.00%, 12/15/2023 to 03/15/2026	1,390	1,474
IO, 7.43% (7.50% - (1.00 x 1 mo. USD LIBOR)), 02/16/2032(c)(i)	38,044	146
6.48% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(c)(i)	33,967	6,399
6.58% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(c)(i)	219,835	34,297
4.50%, 09/16/2047(i)	166,427	24,733
6.13% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(c)(i)	165,556	30,545
TBA, 2.50%, 07/01/2051(k)	4,265,000	4,413,942
		4,511,536

	Principal
	Amount	Value
Uniform Mortgage-Backed Securities–12.17%
TBA, 2.00%, 07/01/2051(k)	$13,630,000	$ 13,763,106
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $24,275,792)		23,413,829

U.S. Treasury Securities–16.85%
U.S. Treasury Bonds–3.50%
2.25%, 05/15/2041	1,662,900	1,730,715
1.88%, 02/15/2051	2,336,600	2,230,723
		3,961,438

U.S. Treasury Notes–13.35%
0.13%, 06/30/2023	1,493,900	1,490,370
0.25%, 06/15/2024	1,948,000	1,936,205
0.88%, 06/30/2026	7,273,000	7,269,875
1.25%, 06/30/2028	692,400	693,536
1.63%, 05/15/2031	3,652,100	3,708,593
		15,098,579
Total U.S. Treasury Securities (Cost $18,806,094)		19,060,017

	Shares
Preferred Stocks–0.94%
Asset Management & Custody Banks–0.13%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(d)	132,000	144,375

Diversified Banks–0.50%
Citigroup, Inc., 5.00%, Series U, Pfd.(d)	249,000	261,226
JPMorgan Chase & Co., 3.66%, Series I, Pfd.(c)	305,000	306,144
		567,370

Investment Banking & Brokerage–0.20%
Charles Schwab Corp. (The), 4.00%, Series H, Pfd.(d)	221,000	226,359

Other Diversified Financial Services–0.11%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(d)	113,000	123,170
Total Preferred Stocks (Cost $1,018,930)		1,061,274

	Principal
	Amount
Agency Credit Risk Transfer Notes–0.71%
Fannie Mae Connecticut Avenue Securities, Series 2014-C04, Class 2M2, 5.09% (1 mo. USD LIBOR + 5.00%), 11/25/2024(c)	$95,397	97,994
Series 2016-C02, Class 1M2, 6.09% (1 mo. USD LIBOR + 6.00%), 09/25/2028(c)	142,776	150,823

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Bond Fund

	Principal
	Amount	Value
Freddie Mac, Series 2014-DN3, Class M3, STACR® , 4.09% (1 mo. USD LIBOR + 4.00%), 08/25/2024(c)	$69,720	$ 71,186
Series 2014-HQ2, Class M3, STACR® , 3.84% (1 mo. USD LIBOR + 3.75%), 09/25/2024(c)	235,971	241,513
Series 2018-HQA1, Class M2, STACR® , 2.39% (1 mo. USD LIBOR + 2.30%), 09/25/2030(c)	85,411	86,737
Series 2018-DNA2, Class M1, STACR® , 0.89% (1 mo. USD LIBOR + 0.80%), 12/25/2030(b)(c)	42,215	42,221
Series 2018-DNA3, Class M1, STACR® , 0.84% (1 mo. USD LIBOR + 0.75%), 09/25/2048(b)(c)	165	165
Series 2018-HQA2, Class M1, STACR® , 0.84% (1 mo. USD LIBOR + 0.75%), 10/25/2048(b)(c)	27,110	27,113
Series 2019-HRP1, Class M2, STACR® , 1.49% (1 mo. USD LIBOR + 1.40%), 02/25/2049(b)(c)	59,848	60,283
Series 2020-DNA5, Class M1, STACR® , 1.32% (30 Day Average SOFR + 1.30%), 10/25/2050(b)(c)	19,055	19,057
Total Agency Credit Risk Transfer Notes (Cost $813,442)		797,092

Investment Abbreviations:

CLO	– Collateralized Loan Obligation
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PO	– Principal Only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar

	Principal
	Amount	Value
Municipal Obligations–0.25%
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041 (Cost $280,000)	$280,000	$ 282,863

	Shares
Money Market Funds–23.60%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(l)(m)	9,326,636	9,326,636
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(l)(m)	6,698,520	6,701,200
Invesco Treasury Portfolio, Institutional Class, 0.01%(l)(m)	10,659,012	10,659,012
Total Money Market Funds (Cost $26,686,831)		26,686,848
TOTAL INVESTMENTS IN SECURITIES-127.49% (Cost $143,293,582)		144,173,118
OTHER ASSETS LESS LIABILITIES–(27.49)%		(31,089,346)
NET ASSETS–100.00%		$113,083,772

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Bond Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2021 was $29,689,502, which represented 26.25% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2021.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2021.

(g)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2021.

(h)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(i)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(j)	Zero coupon bond issued at a discount.
(k)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1N.
(l)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,781,057	$5,369,434	$(9,823,855)	$-	$-	$9,326,636	$1,543
Invesco Liquid Assets Portfolio, Institutional Class	9,839,218	3,835,310	(6,974,312)	2,176	(1,192)	6,701,200	937
Invesco Treasury Portfolio, Institutional Class	15,749,779	6,136,496	(11,227,263)	-	-	10,659,012	614
Total	$39,370,054	$15,341,240	$(28,025,430)	$2,176	$(1,192)	$26,686,848	$3,094

(m)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	99	September-2021	$21,811,711	$(34,226)	$(34,226)
U.S. Treasury 5 Year Notes	135	September-2021	16,663,008	(39,574)	(39,574)
U.S. Treasury 10 Year Notes	8	September-2021	1,060,000	623	623
U.S. Treasury Ultra Bonds	25	September-2021	4,817,188	186,858	186,858
Subtotal–Long Futures Contracts				113,681	113,681

Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	54	September-2021	(7,948,969)	(116,491)	(116,491)
U.S. Treasury Long Bonds	37	September-2021	(5,947,750)	(139,119)	(139,119)
Subtotal–Short Futures Contracts				(255,610)	(255,610)
Total Futures Contracts				$(141,929)	$(141,929)

(a)	Futures contracts collateralized by $153,259 cash held with Merrill Lynch International, the futures commission merchant.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Bond Fund

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2021

Asset-Backed Securities	23.38%

Collateralized Mortgage Obligations	21.41

Financials	18.13

U.S. Treasury Securities	16.85

Communication Services	3.98

Consumer Discretionary	3.80

Information Technology	3.02

Real Estate	2.80

Industrials	2.57

Consumer Staples	2.34

Other Sectors, Each Less than 2% of Net Assets	5.61

Money Market Funds Plus Other Assets Less Liabilities	(3.89)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Bond Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:

Investments in securities, at value (Cost $116,606,751)	$117,486,270

Investments in affiliated money market funds, at value (Cost $26,686,831)	26,686,848

Other investments:
Variation margin receivable - futures contracts	145,409

Deposits with brokers:
Cash collateral - exchange-traded futures contracts	153,259

Cash	504,926

Foreign currencies, at value (Cost $352,574)	353,753

Receivable for:
Investments sold	964,799

Fund shares sold	223,330

Dividends	340

Interest	452,760

Investment for trustee deferred compensation and retirement plans	55,062

Total assets	147,026,756

Liabilities:
Payable for:
Investments purchased	22,553,950

Fund shares reacquired	11,090,170

Accrued fees to affiliates	94,615

Accrued other operating expenses	149,187

Trustee deferred compensation and retirement plans	55,062

Total liabilities	33,942,984

Net assets applicable to shares outstanding	$113,083,772

Net assets consist of:
Shares of beneficial interest	$104,811,151

Distributable earnings	8,272,621

$113,083,772

Net Assets:
Series I	$72,927,890

Series II	$40,155,882

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	8,751,998

Series II	4,896,251

Series I:
Net asset value per share	$8.33

Series II:
Net asset value per share	$8.20

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:

Interest (net of foreign withholding taxes of $39)	$1,358,953

Dividends from affiliated money market funds	3,094

Total investment income	1,362,047

Expenses:
Advisory fees	372,912

Administrative services fees	103,514

Custodian fees	14,177

Distribution fees - Series II	53,010

Transfer agent fees	10,586

Trustees’ and officers’ fees and benefits	9,721

Reports to shareholders	19,019

Professional services fees	26,849

Taxes	3,772

Other	359

Total expenses	613,919

Less: Fees waived	(89,200)

Net expenses	524,719

Net investment income	837,328

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(38,451)

Affiliated investment securities	(1,192)

Foreign currencies	(1,340)

Futures contracts	(285,599)

(326,582)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(2,118,400)

Affiliated investment securities	2,176

Foreign currencies	(10,755)

Futures contracts	(96,066)

(2,223,045)

Net realized and unrealized gain (loss)	(2,549,627)

Net increase (decrease) in net assets resulting from operations	$(1,712,299)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Bond Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30,	December 31,
	2021	2020

Operations:
Net investment income	$837,328	$2,232,742

Net realized gain (loss)	(326,582)	7,582,017

Change in net unrealized appreciation (depreciation)	(2,223,045)	1,409,324

Net increase (decrease) in net assets resulting from operations	(1,712,299)	11,224,083

Distributions to shareholders from distributable earnings:
Series I	–	(2,429,653)
Series II	–	(1,301,736)

Total distributions from distributable earnings	–	(3,731,389)

Share transactions–net:
Series I	(13,090,962)	9,260,558

Series II	(5,871,136)	(3,393,814)

Net increase (decrease) in net assets resulting from share transactions	(18,962,098)	5,866,744

Net increase (decrease) in net assets	(20,674,397)	13,359,438

Net assets:
Beginning of period	133,758,169	120,398,731

End of period	$113,083,772	$133,758,169

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Bond Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
									expenses		expenses
			Net gains						to average		to average net
			(losses)						net assets		assets without		Ratio of net
	Net asset		on securities		Dividends				with fee waivers		fee waivers		investment
	value,	Net	(both	Total from	from net	Net assets		Net assets,	and/or		and/or		income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	expenses		expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	return (b)	(000’s omitted)	absorbed		absorbed(c)		net assets		turnover (d)(e)
Series I
Six months ended 06/30/21	$8.43	$0.06	$(0.16)	$(0.10)	$-	$8.33	(1.19)%	$72,928	0.75	%(f)	0.88	%(f)	1.39	%(f)	231%
Year ended 12/31/20	7.93	0.16	0.61	0.77	(0.27)	8.43	9.71	87,077	0.73		0.90		1.90		480
Year ended 12/31/19	7.49	0.23	0.48	0.71	(0.27)	7.93	9.53	73,160	0.75		0.89		2.99		93
Year ended 12/31/18	7.83	0.25	(0.33)	(0.08)	(0.26)	7.49	(1.02)	74,929	0.75		0.87		3.35		64
Year ended 12/31/17	7.67	0.19	0.16	0.35	(0.19)	7.83	4.59	81,481	0.75		0.85		2.38		86
Year ended 12/31/16	7.71	0.23	0.02	0.25	(0.29)	7.67	3.27	83,405	0.75		0.84		2.96		79
Series II
Six months ended 06/30/21	8.31	0.05	(0.16)	(0.11)	-	8.20	(1.32)	40,156	1.00	(f)	1.13	(f)	1.14	(f)	231
Year ended 12/31/20	7.82	0.14	0.59	0.73	(0.24)	8.31	9.43	46,681	0.98		1.15		1.65		480
Year ended 12/31/19	7.39	0.21	0.47	0.68	(0.25)	7.82	9.25	47,239	1.00		1.14		2.75		93
Year ended 12/31/18	7.73	0.23	(0.33)	(0.10)	(0.24)	7.39	(1.31)	46,391	1.00		1.12		3.10		64
Year ended 12/31/17	7.57	0.16	0.17	0.33	(0.17)	7.73	4.38	51,030	1.00		1.10		2.13		86
Year ended 12/31/16	7.61	0.21	0.02	0.23	(0.27)	7.57	3.05	53,350	1.00		1.09		2.70		79

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.01%, 0.00%, 0.00% and 0.01% for the years ended December 31, 2019, 2018, 2017 and 2016, respectively.
(d)

The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities of $488,722,598 and $507,909,671, $641,318,699 and $653,537,737, $679,964,368 and $662,714,451 and $672,031,328 and $673,808,454 for the years ended December 31, 2019, 2018, 2017 and 2016, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $85,615 and $42,759 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Bond Fund

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Core Bond Fund, formerly Invesco Oppenheimer V.I. Total Return Bond Fund, (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

    The Fund’s investment objective is to seek total return.

    The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

    Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

    A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

    Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

    Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

    Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

    Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

    The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

    Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses

Invesco V.I. Core Bond Fund

on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

    The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

    The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E. Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

    The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

    The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H. Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

J. Lower-Rated Securities – The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

K. Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

    The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L. Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

    The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement

Invesco V.I. Core Bond Fund

based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

    A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M. Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

N. Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

    The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments.

    Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. Dollar roll transactions covered in this manner are not treated as senior securities for purposes of a Fund’s fundamental investment limitation on senior securities and borrowings.

O. LIBOR Risk - The Fund may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

P. COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

    The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

Q. Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

    Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.

R. Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

S. Collateral –To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
Up to $1 billion	0.600%
Over $1 billion	0.500%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

    For the six months ended June 30, 2021, the effective advisory fee rate incurred by the Fund was 0.59%.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the

Invesco V.I. Core Bond Fund

Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

    The Adviser has contractually agreed, through at least April 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.75% and Series II shares to 1.00% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

    For the six months ended June 30, 2021, the Adviser waived advisory fees of $89,200.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2021, Invesco was paid $9,044 for accounting and fund administrative services and was reimbursed $94,470 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2021, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$–	$46,429,437	$–	$ 46,429,437
Asset-Backed Securities	–	26,441,758	–	26,441,758
U.S. Government Sponsored Agency Mortgage-Backed Securities	–	23,413,829	–	23,413,829
U.S. Treasury Securities	–	19,060,017	–	19,060,017
Preferred Stocks	–	1,061,274	–	1,061,274
Agency Credit Risk Transfer Notes	–	797,092	–	797,092
Municipal Obligations	–	282,863	–	282,863
Money Market Funds	26,686,848	–	–	26,686,848
Total Investments in Securities	26,686,848	117,486,270	–	144,173,118

Other Investments - Assets*
Futures Contracts	187,481	–	–	187,481

Invesco V.I. Core Bond Fund

	Level 1	Level 2	Level 3	Total

Other Investments - Liabilities*

Futures Contracts	$(329,410)	$–	$–	$(329,410)

Total Other Investments	(141,929)	–	–	(141,929)

Total Investments	$26,544,919	$117,486,270	$–	$144,031,189

* Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2021:

Value
Interest
Derivative Assets	Rate Risk

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$187,481

Derivatives not subject to master netting agreements	(187,481)

Total Derivative Assets subject to master netting agreements	$-

Value
Interest
Derivative Liabilities	Rate Risk

Unrealized depreciation on futures contracts — Exchange-Traded(a)	$(329,410)

Derivatives not subject to master netting agreements	329,410

Total Derivative Liabilities subject to master netting agreements	$-

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Interest
Rate Risk

Realized Gain (Loss):
Futures contracts	$(285,599)

Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(96,066)

Total	$(381,665)

    The table below summarizes the average notional value of derivatives held during the period.

Futures
Contracts

Average notional value	$66,399,156

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period end, are shown

Invesco V.I. Core Bond Fund

in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of December 31, 2020.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $47,062,232 and $50,500,294, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$3,407,799

Aggregate unrealized (depreciation) of investments	(2,654,084)

Net unrealized appreciation of investments	$753,715

Cost of investments for tax purposes is $143,277,474.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2021(a)		December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Series I	530,237	$4,418,421	2,207,694	$18,501,766

Series II	374,792	3,061,284	2,667,997	21,953,889

Issued as reinvestment of dividends:
Series I	-	-	293,082	2,429,653

Series II	-	-	159,136	1,301,736

Reacquired:
Series I	(2,105,624)	(17,509,383)	(1,401,177)	(11,670,861)

Series II	(1,096,238)	(8,932,420)	(3,253,104)	(26,649,439)

Net increase (decrease) in share activity	(2,296,833)	$(18,962,098)	673,628	$5,866,744

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 66% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Core Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

    The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)
		Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$988.10	$3.70	$1,021.08	$3.76	0.75%
Series II	1,000.00	986.80	4.93	1,019.84	5.01	1.00

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Core Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Core Bond Fund’s (formerly, Invesco Oppenheimer V.I. Total Return Bond Fund) (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the

Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Bloomberg Barclays U.S. Aggregate Bond Index (Index). The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco V.I. Core Bond Fund

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fee was in the fourth quintile of its expense group and discussed with management reasons for such relative contractual management fees.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Core Bond Fund

Semiannual Report to Shareholders	June 30, 2021
Invesco V.I. Core Equity Fund

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED   |   MAY LOSE VALUE   |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VICEQ-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/20 to 6/30/21, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	16.20%
Series II Shares	16.02
S&P 500 Index▼ (Broad Market Index)	15.25
Russell 1000 Index▼ (Style-Specific Index)	14.95
Lipper VUF Large-Cap Core Funds Index∎ (Peer Group Index)	14.87
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper VUF Large-Cap Core Funds Index is an unmanaged index considered representative of large-cap core variable insurance underlying funds tracked by Lipper.     The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/21

Series I Shares
Inception (5/2/94)	8.79%
10 Years	10.41
5 Years	13.05
1 Year	40.28

Series II Shares
Inception (10/24/01)	7.80%
10 Years	10.13
5 Years	12.77
1 Year	39.88

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Invesco V.I. Core Equity Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Core Equity Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Core Equity Fund

Schedule of Investments(a)

June 30, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.86%

Aerospace & Defense–1.78%
Raytheon Technologies Corp.	174,309	$ 14,870,301

Air Freight & Logistics–2.76%
United Parcel Service, Inc., Class B	110,437	22,967,583

Application Software–1.37%
Manhattan Associates, Inc.(b)	5,738	831,093
Workday, Inc., Class A(b)	44,491	10,621,781
		11,452,874

Automobile Manufacturers–1.23%
General Motors Co.(b)	172,525	10,208,304

Automotive Retail–1.92%
CarMax, Inc.(b)	64,723	8,358,975
O’Reilly Automotive, Inc.(b)	13,508	7,648,365
		16,007,340

Biotechnology–0.59%
Neurocrine Biosciences, Inc.(b)	19,752	1,922,264
Seagen, Inc.(b)	18,793	2,967,039
		4,889,303

Cable & Satellite–1.72%
Comcast Corp., Class A	250,650	14,292,063

Commodity Chemicals–0.51%
Valvoline, Inc.	131,524	4,269,269

Communications Equipment–1.46%
Motorola Solutions, Inc.	55,922	12,126,686

Construction Machinery & Heavy Trucks–0.94%
Caterpillar, Inc.	36,024	7,839,903

Construction Materials–1.15%
Vulcan Materials Co.	55,092	9,589,864

Consumer Finance–2.19%
Capital One Financial Corp.	117,913	18,239,962

Data Processing & Outsourced Services–2.88%
Fiserv, Inc.(b)	106,204	11,352,145
Mastercard, Inc., Class A	34,532	12,607,288
		23,959,433

Distillers & Vintners–1.50%
Constellation Brands, Inc., Class A	53,605	12,537,673

Diversified Banks–3.11%
JPMorgan Chase & Co.	166,605	25,913,742

Electric Utilities–1.45%
FirstEnergy Corp.	325,517	12,112,488

Electrical Components & Equipment–1.29%
Hubbell, Inc.	22,309	4,168,214
Rockwell Automation, Inc.	23,106	6,608,778
		10,776,992

	Shares	Value
Environmental & Facilities Services–0.72%
Waste Connections, Inc.	50,384	$ 6,017,361

Financial Exchanges & Data–1.69%
Intercontinental Exchange, Inc.	118,614	14,079,482

Food Distributors–0.96%
Sysco Corp.	102,679	7,983,292

General Merchandise Stores–1.34%
Target Corp.	46,271	11,185,552

Health Care Facilities–2.45%
HCA Healthcare, Inc.	98,740	20,413,508

Health Care Services–1.87%
CVS Health Corp.	187,009	15,604,031

Health Care Supplies–0.77%
Alcon, Inc. (Switzerland)(c)	23,027	1,617,877
Cooper Cos., Inc. (The)	12,151	4,815,077
		6,432,954

Home Improvement Retail–2.01%
Home Depot, Inc. (The)	52,546	16,756,394

Homebuilding–0.94%
D.R. Horton, Inc.	86,392	7,807,245

Hotels, Resorts & Cruise Lines–1.06%
Airbnb, Inc., Class A(b)(c)	34,503	5,283,789
Booking Holdings, Inc.(b)	1,606	3,514,073
		8,797,862

Household Products–2.31%
Procter & Gamble Co. (The)	121,892	16,446,888
Reckitt Benckiser Group PLC (United Kingdom)	31,196	2,760,883
		19,207,771

Industrial Machinery–1.69%
Otis Worldwide Corp.	172,044	14,068,038

Industrial REITs–2.54%
Prologis, Inc.	177,308	21,193,625

Integrated Telecommunication Services–1.76%
Verizon Communications, Inc.	262,309	14,697,173

Interactive Home Entertainment–0.95%
Zynga, Inc., Class A(b)	744,961	7,918,935

Interactive Media & Services–4.29%
Facebook, Inc., Class A(b)	91,867	31,943,075
Snap, Inc., Class A(b)	56,157	3,826,538
		35,769,613

Internet & Direct Marketing Retail–5.96%
Amazon.com, Inc.(b)	14,443	49,686,231

Internet Services & Infrastructure–0.34%
Snowflake, Inc., Class A(b)	11,740	2,838,732

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

	Shares	Value
IT Consulting & Other Services–2.14%
Accenture PLC, Class A	43,353	$ 12,780,031
Amdocs Ltd.	65,358	5,056,095
		17,836,126

Life Sciences Tools & Services–0.97%
Avantor, Inc.(b)	158,245	5,619,280
Thermo Fisher Scientific, Inc.	4,914	2,478,965
		8,098,245

Managed Health Care–2.94%
UnitedHealth Group, Inc.	61,149	24,486,506

Movies & Entertainment–1.60%
Netflix, Inc.(b)	20,998	11,091,353
Warner Music Group Corp., Class A	62,996	2,270,376
		13,361,729

Oil & Gas Exploration & Production–0.61%
Cabot Oil & Gas Corp.	292,751	5,111,432

Oil & Gas Refining & Marketing–0.57%
Valero Energy Corp.	60,789	4,746,405

Oil & Gas Storage & Transportation–0.66%
Magellan Midstream Partners L.P.	113,297	5,541,356

Other Diversified Financial Services–1.95%
Equitable Holdings, Inc.	532,953	16,228,419

Packaged Foods & Meats–1.27%
a2 Milk Co. Ltd. (The) (New Zealand)(b)	199,207	896,247
Mondelez International, Inc., Class A	154,562	9,650,851
		10,547,098

Pharmaceuticals–4.39%
AstraZeneca PLC, ADR (United Kingdom)(c)	304,461	18,237,214
Bayer AG (Germany)	31,747	1,928,367
Eli Lilly and Co.	71,487	16,407,696
		36,573,277

Property & Casualty Insurance–1.75%
Allstate Corp. (The)	52,372	6,831,404
Progressive Corp. (The)	78,692	7,728,341
		14,559,745

Railroads–1.14%
Union Pacific Corp.	43,114	9,482,062

Regional Banks–0.58%
CIT Group, Inc.	93,896	4,844,095

	Shares	Value
Semiconductor Equipment–2.25%
Applied Materials, Inc.	131,430	$18,715,632

Semiconductors–4.32%
QUALCOMM, Inc.	145,921	20,856,489

Texas Instruments, Inc.	78,765	15,146,509

		36,002,998

Systems Software–8.54%
Microsoft Corp.	231,738	62,777,824

VMware, Inc., Class A(b)	52,290	8,364,831

		71,142,655

Technology Hardware, Storage & Peripherals–1.72%
Apple, Inc.	104,689	14,338,205

Thrifts & Mortgage Finance–0.52%
Rocket Cos., Inc., Class A	224,033	4,335,039

Water Utilities–0.44%
American Water Works Co., Inc.	23,812	3,670,144

Total Common Stocks & Other Equity Interests (Cost $543,866,343)		832,132,747

Money Market Funds–0.29%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	853,380	853,380

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	578,499	578,730

Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	975,292	975,292

Total Money Market Funds (Cost $2,407,402)		2,407,402

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.15% (Cost $546,273,745)		834,540,149

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.94%
Invesco Private Government Fund, 0.02%(d)(e)(f)	7,335,942	7,335,942

Invesco Private Prime Fund, 0.12%(d)(e)(f)	17,110,353	17,117,197

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,453,139)		24,453,139

TOTAL INVESTMENTS IN SECURITIES–103.09% (Cost $570,726,884)		858,993,288

OTHER ASSETS LESS LIABILITIES–(3.09)%		(25,731,277)

NET ASSETS–100.00%		$833,262,011

Investment Abbreviations:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,101,539	$18,231,326	$(18,479,485)	$-	$-	$853,380	$158
Invesco Liquid Assets Portfolio, Institutional Class	786,738	12,991,565	(13,199,652)	24	55	578,730	75
Invesco Treasury Portfolio, Institutional Class	1,258,901	20,835,801	(21,119,410)	-	-	975,292	63
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	29,387,465	(22,051,523)	-	-	7,335,942	210	*
Invesco Private Prime Fund	-	48,503,355	(31,386,275)	-	117	17,117,197	2,796	*
Total	$3,147,178	$129,949,512	$(106,236,345)	$24	$172	$26,860,541	$3,302

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2021

Information Technology	25.02%
Consumer Discretionary	14.46
Health Care	13.98
Financials	11.79
Industrials	10.32
Communication Services	10.32
Consumer Staples	6.04
Real Estate	2.54
Other Sectors, Each Less than 2% of Net Assets	5.39
Money Market Funds Plus Other Assets Less Liabilities	0.14

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $543,866,343)*	$832,132,747

Investments in affiliated money market funds, at value (Cost $26,860,541)	26,860,541

Foreign currencies, at value (Cost $46,263)	45,417

Receivable for:
Investments sold	872,624

Fund shares sold	28,083

Dividends	287,243

Investment for trustee deferred compensation and retirement plans	435,743

Total assets	860,662,398

Liabilities:
Payable for:
Investments purchased	1,137,339

Fund shares reacquired	656,037

Collateral upon return of securities loaned	24,453,139

Accrued fees to affiliates	640,223

Accrued other operating expenses	49,479

Trustee deferred compensation and retirement plans	464,170

Total liabilities	27,400,387

Net assets applicable to shares outstanding	$833,262,011

Net assets consist of:
Shares of beneficial interest	$464,187,968

Distributable earnings	369,074,043

$833,262,011

Net Assets:
Series I	$809,398,553

Series II	$23,863,458

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	22,893,254

Series II	679,243

Series I:
Net asset value per share	$35.36

Series II:
Net asset value per share	$35.13

*	At June 30, 2021, securities with an aggregate value of $24,047,755 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $4,277)	$6,591,504

Dividends from affiliated money market funds (includes securities lending income of $11,202)	11,498

Total investment income	6,603,002

Expenses:
Advisory fees	2,448,549

Administrative services fees	650,857

Custodian fees	8,703

Distribution fees - Series II	28,375

Transfer agent fees	28,046

Trustees’ and officers’ fees and benefits	10,826

Reports to shareholders	7,607

Professional services fees	22,418

Other	9,042

Total expenses	3,214,423

Less: Fees waived	(612)

Net expenses	3,213,811

Net investment income	3,389,191

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	51,906,836

Affiliated investment securities	172

Foreign currencies	(1,028)

51,905,980

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	64,688,396

Affiliated investment securities	24

Foreign currencies	(4,522)

64,683,898

Net realized and unrealized gain	116,589,878

Net increase in net assets resulting from operations	$119,979,069

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30,	December 31,
	2021	2020

Operations:
Net investment income	$ 3,389,191	$ 6,765,499

Net realized gain	51,905,980	22,526,558

Change in net unrealized appreciation	64,683,898	62,311,367

Net increase in net assets resulting from operations	119,979,069	91,603,424

Distributions to shareholders from distributable earnings:
Series I	-	(165,580,119)

Series II	-	(4,892,160)

Total distributions from distributable earnings	-	(170,472,279)

Share transactions–net:
Series I	(47,524,185)	(38,886,728)

Series II	(1,546,834)	1,713,650

Net increase (decrease) in net assets resulting from share transactions	(49,071,019)	(37,173,078)

Net increase (decrease) in net assets	70,908,050	(116,041,933)

Net assets:
Beginning of period	762,353,961	878,395,894

End of period	$833,262,011	$ 762,353,961

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/21	$30.43	$0.14	$ 4.79	$ 4.93	$ -	$ -	$ -	$35.36	16.20%	$ 809,399	0.80	%(d)	0.80	%(d)	0.86	%(d)	17%
Year ended 12/31/20	34.95	0.29	3.89	4.18	(0.48)	(8.22)	(8.70)	30.43	13.85	740,345	0.81		0.81		0.89		50
Year ended 12/31/19	30.94	0.38	8.22	8.60	(0.35)	(4.24)	(4.59)	34.95	28.97	855,744	0.78		0.78		1.08		82
Year ended 12/31/18	36.72	0.25	(3.29)	(3.04)	(0.34)	(2.40)	(2.74)	30.94	(9.40)	858,828	0.79		0.80		0.70		46
Year ended 12/31/17	34.58	0.27	4.21	4.48	(0.39)	(1.95)	(2.34)	36.72	13.17	1,054,802	0.79		0.80		0.74		30
Year ended 12/31/16	33.84	0.39	3.07	3.46	(0.28)	(2.44)	(2.72)	34.58	10.26	1,033,700	0.84		0.85		1.11		38

Series II
Six months ended 06/30/21	30.27	0.10	4.76	4.86	-	-	-	35.13	16.06	23,863	1.05	(d)	1.05	(d)	0.61	(d)	17
Year ended 12/31/20	34.81	0.21	3.85	4.06	(0.38)	(8.22)	(8.60)	30.27	13.53	22,009	1.06		1.06		0.64		50
Year ended 12/31/19	30.66	0.29	8.16	8.45	(0.06)	(4.24)	(4.30)	34.81	28.66	22,652	1.03		1.03		0.83		82
Year ended 12/31/18	36.18	0.16	(3.28)	(3.12)	-	(2.40)	(2.40)	30.66	(9.61)	20,203	1.04		1.05		0.45		46
Year ended 12/31/17	34.11	0.18	4.14	4.32	(0.30)	(1.95)	(2.25)	36.18	12.87	189,982	1.04		1.05		0.49		30
Year ended 12/31/16	33.40	0.30	3.03	3.33	(0.18)	(2.44)	(2.62)	34.11	10.02	179,596	1.09		1.10		0.86		38

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $779,226 and $22,888 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Equity Fund

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Core Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per

Invesco V.I. Core Equity Fund

share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

Invesco V.I. Core Equity Fund

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.650%
Over $250 million	0.600%

For the six months ended June 30, 2021, the effective advisory fee rate incurred by the Fund was 0.62%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2021, the Adviser waived advisory fees of $612.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2021, Invesco was paid $57,398 for accounting and fund administrative services and was reimbursed $593,459 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2021, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2021, the Fund incurred $716 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Invesco V.I. Core Equity Fund

Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$826,547,250	$5,585,497	$-	$832,132,747
Money Market Funds	2,407,402	24,453,139	-	26,860,541
Total Investments	$828,954,652	$30,038,636	$-	$858,993,288

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2021, the Fund engaged in securities purchases of $1,483,179.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2020.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $137,300,665 and $182,826,044, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$291,838,948

Aggregate unrealized (depreciation) of investments	(2,886,134)

Net unrealized appreciation of investments	$288,952,814

Cost of investments for tax purposes is $570,040,474.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2021(a)		December 31, 2020

	Shares	Amount	Shares	Amount

Sold:
Series I	239,133	$7,796,055	698,021	$20,672,935

Series II	14,736	483,357	44,947	1,413,543

Invesco V.I. Core Equity Fund

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2021(a)		December 31, 2020

	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Series I	-	$-	5,857,096	$165,580,119

Series II	-	-	173,851	4,892,160

Reacquired:
Series I	(1,676,266)	(55,320,240)	(6,708,456)	(225,139,782)

Series II	(62,491)	(2,030,191)	(142,565)	(4,592,053)

Net increase (decrease) in share activity	(1,484,888)	$(49,071,019)	(77,106)	$(37,173,078)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 55% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,162.00	$4.29	$1,020.83	$4.01	0.80%
Series II	1,000.00	1,160.20	5.62	1,019.59	5.26	1.05

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Core Equity Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Index (Index). The Board noted that performance of Series I shares of the Fund was in the fourth quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that the Fund’s stock selection in certain sectors detracted from Fund performance. The Board further noted that the Fund underwent a portfolio management team change in June 2019, and that performance results prior to such date were those of the prior portfolio management team. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the

Invesco V.I. Core Equity Fund

Russell 1000® Index (Index). The Board noted that performance of Series I shares of the Fund was in the fourth quintile of its performance universe for the one year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that the Fund’s stock selection in certain sectors detracted from Fund performance. The Board further noted that the Fund underwent a portfolio management team change in June 2019, and that performance results prior to such date were those of the prior portfolio management team. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board requested and received additional information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Core Equity Fund

Semiannual Report to Shareholders	June 30, 2021

Invesco V.I. Core Plus Bond Fund

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/ esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Invesco Distributors, Inc.	VICPB-SAR-1

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/20 to 6/30/21, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	-0.43%
Series II Shares	-0.58
Bloomberg Barclays U.S. Aggregate Bond Index▼ (Broad Market/Style-Specific Index)	-1.60
Lipper VUF Core Plus Bond Funds Index∎ (Peer Group Index)	-1.40
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

  The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index   considered representative of the US investment-grade, fixed-rate bond market.

The Lipper VUF Core Plus Bond Funds Index is an unmanaged index considered representative of core plus bond variable insurance underlying funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Invesco V.I. Core Plus Bond Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

Average Annual Total Returns
As of 6/30/21

Series I Shares
Inception (5/5/93)	4.52%
10 Years	5.18
5 Years	4.80
1 Year	3.34

Series II Shares
Inception (3/14/02)	4.16%
10 Years	4.91
5 Years	4.54
1 Year	3.10

The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Core Plus Bond Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Core Plus Bond Fund

Schedule of Investments(a)

June 30, 2021

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–49.88%
Advertising–0.16%
Lamar Media Corp., 3.75%, 02/15/2028	$44,000	$44,835

3.63%, 01/15/2031(b)	16,000	15,672

		60,507

Aerospace & Defense–0.22%
Boeing Co. (The), 2.75%, 02/01/2026	26,000	27,177

2.20%, 02/04/2026	44,000	44,428

Teledyne Technologies, Inc., 2.75%, 04/01/2031	15,000	15,420

		87,025

Agricultural & Farm Machinery–0.25%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	96,000	97,126

Airlines–0.68%
British Airways Pass-Through Trust (United Kingdom), Series 2019-1, Class A, 3.35%, 06/15/2029(b)	16,122	16,177

Delta Air Lines Pass-Through Trust, Series 2019-1, Class A, 3.40%, 04/25/2024	4,000	4,110

Delta Air Lines, Inc., 7.38%, 01/15/2026	7,000	8,219

Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/2025(b)	34,329	36,907

4.75%, 10/20/2028(b)	61,432	68,347

United Airlines Pass-Through Trust, Series 2014-2, Class B, 4.63%, 09/03/2022	24,495	25,060

Series 2020-1, Class A, 5.88%, 10/15/2027	53,292	59,244

Series 2018-1, Class AA, 3.50%, 03/01/2030	20,319	21,321

United Airlines, Inc., 4.38%, 04/15/2026(b)	9,000	9,328

4.63%, 04/15/2029(b)	16,000	16,580

		265,293

Application Software–0.54%
salesforce.com, inc., 2.90%, 07/15/2051	95,000	96,402

3.05%, 07/15/2061	58,000	59,106

ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/2029(b)	57,000	56,728

		212,236

Asset Management & Custody Banks–0.23%
Ameriprise Financial, Inc., 3.00%, 04/02/2025	21,000	22,529

CI Financial Corp. (Canada), 3.20%, 12/17/2030	38,000	39,040

Owl Rock Capital Corp., 2.63%, 01/15/2027	27,000	27,093

		88,662

	Principal Amount	Value
Auto Parts & Equipment–0.30%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 04/01/2028(b)	$82,000	$84,144

5.38%, 03/01/2029(b)	31,000	32,323

		116,467

Automobile Manufacturers–1.50%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	28,000	27,555

American Honda Finance Corp., 1.80%, 01/13/2031	29,000	28,677

Ford Motor Credit Co. LLC, 3.09%, 01/09/2023	200,000	204,250

3.38%, 11/13/2025	205,000	212,831

Hyundai Capital America, 5.75%, 04/06/2023(b)	29,000	31,527

4.30%, 02/01/2024(b)	4,000	4,335

5.88%, 04/07/2025(b)	13,000	15,028

2.00%, 06/15/2028(b)	61,000	60,581

		584,784

Biotechnology–0.32%
AbbVie, Inc., 2.30%, 11/21/2022	56,000	57,491

2.60%, 11/21/2024	63,000	66,456

		123,947

Building Products–0.27%
Masco Corp., 1.50%, 02/15/2028	25,000	24,428

2.00%, 02/15/2031	15,000	14,662

3.13%, 02/15/2051	15,000	14,947

Standard Industries, Inc., 3.38%, 01/15/2031(b)	52,000	49,845

		103,882

Cable & Satellite–0.99%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/2031(b)	19,000	19,380

4.50%, 06/01/2033(b)	29,000	29,711

Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 3.50%, 06/01/2041	31,000	31,261

3.90%, 06/01/2052	50,000	51,057

3.85%, 04/01/2061	42,000	41,325

4.40%, 12/01/2061	20,000	21,532

Comcast Corp., 4.60%, 10/15/2038	10,000	12,415

3.25%, 11/01/2039	5,000	5,327

4.95%, 10/15/2058	11,000	15,262

Cox Communications, Inc., 2.60%, 06/15/2031(b)	39,000	39,628

2.95%, 10/01/2050(b)	12,000	11,394

3.60%, 06/15/2051(b)	101,000	106,552

		384,844

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Casinos & Gaming–0.02%
Boyne USA, Inc., 4.75%, 05/15/2029(b)	$7,000	$7,242

Computer & Electronics Retail–0.27%
Dell International LLC/EMC Corp., 6.02%, 06/15/2026	26,000	31,228
8.35%, 07/15/2046	21,000	34,401
Leidos, Inc., 2.30%, 02/15/2031	31,000	30,324
Rent-A-Center, Inc., 6.38%, 02/15/2029(b)	8,000	8,606
		104,559

Consumer Finance–0.17%
Ally Financial, Inc., Series C, 4.70%(c)(d)	66,000	67,010

Copper–0.28%
Freeport-McMoRan, Inc., 5.00%, 09/01/2027	57,000	60,370
4.38%, 08/01/2028	21,000	22,208
Southern Copper Corp. (Peru), 5.88%, 04/23/2045	18,000	25,222
		107,800

Data Processing & Outsourced Services–0.32%
Fidelity National Information Services, Inc., 3.10%, 03/01/2041	14,000	14,372
PayPal Holdings, Inc.,
2.65%, 10/01/2026	17,000	18,275
2.85%, 10/01/2029	9,000	9,718
Square, Inc.,
2.75%, 06/01/2026(b)	27,000	27,506
3.50%, 06/01/2031(b)	54,000	54,540
		124,411

Department Stores–0.04%
Macy’s Retail Holdings LLC, 5.88%, 04/01/2029(b)	16,000	17,227

Distributors–0.04%
Genuine Parts Co., 1.88%, 11/01/2030	17,000	16,445

Diversified Banks–8.27%
Australia & New Zealand Banking Group Ltd. (Australia), 2.57%, 11/25/2035(b)(c)	81,000	78,783
Bank of America Corp., 2.69%, 04/22/2032(c)	76,000	78,239
BBVA Bancomer S.A. (Mexico), 6.75%, 09/30/2022(b)	150,000	159,573
Citigroup, Inc., 2.88%, 07/24/2023(c)	9,000	9,233
3.11%, 04/08/2026(c)	23,000	24,627
4.41%, 03/31/2031(c)	19,000	22,208
2.57%, 06/03/2031(c)	38,000	39,103
2.56%, 05/01/2032(c)	50,000	50,933
3.88%(c)(d)	97,000	99,304
Series A, 5.95%(c)(d)	16,000	16,832
Commonwealth Bank of Australia (Australia), 2.69%, 03/11/2031(b)	200,000	200,150
3.31%, 03/11/2041(b)	200,000	203,944
Corp. Andina de Fomento (Supranational), 4.38%, 06/15/2022	50,000	51,923

	Principal Amount	Value
Diversified Banks–(continued)
HSBC Holdings PLC (United Kingdom), 6.00%(c)(d)	$200,000	$222,500
ING Groep N.V. (Netherlands), 6.88%(b)(c)(d)	200,000	208,313
JPMorgan Chase & Co., 1.06%(3 mo. USD LIBOR + 0.89%), 07/23/2024(e)	48,000	48,680
2.08%, 04/22/2026(c)	29,000	29,999
3.63%, 12/01/2027	13,000	14,294
2.58%, 04/22/2032(c)	47,000	48,270
3.11%, 04/22/2041(c)	18,000	18,708
Series W, 1.16%(3 mo. USD LIBOR + 1.00%), 05/15/2047(e)	35,000	30,152
Mizuho Financial Group, Inc. (Japan), 2.17%, 05/22/2032(c)	200,000	198,820
National Australia Bank Ltd. (Australia), 2.99%, 05/21/2031(b)	250,000	254,027
Standard Chartered PLC (United Kingdom), 2.68%, 06/29/2032(b)(c)	200,000	201,115
3.27%, 02/18/2036(b)(c)	200,000	200,828
Sumitomo Mitsui Financial Group, Inc. (Japan), 2.14%, 09/23/2030	48,000	46,893
U.S. Bancorp, 1.38%, 07/22/2030	21,000	20,266
UniCredit S.p.A. (Italy), 1.98%, 06/03/2027(b)(c)	200,000	199,485
3.13%, 06/03/2032(b)(c)	200,000	200,866
United Overseas Bank Ltd. (Singapore), 2.00%, 10/14/2031(b)(c)	200,000	200,324
Wells Fargo & Co., 3.07%, 04/30/2041(c)	15,000	15,415
Series BB, 3.90%(c)(d)	26,000	26,934
		3,220,741

Diversified Capital Markets–1.78%
Credit Suisse Group AG (Switzerland), 4.19%, 04/01/2031(b)(c)	250,000	281,207
7.13%(b)(c)(d)	200,000	208,848
UBS Group AG (Switzerland), 3.88%(b)(c)(d)	201,000	201,878
		691,933

Diversified Metals & Mining–0.14%
FMG Resources August 2006 Pty. Ltd. (Australia), 4.38%, 04/01/2031(b)	51,000	54,629

Diversified REITs–1.20%
Brixmor Operating Partnership L.P., 4.05%, 07/01/2030	18,000	20,171
Trust Fibra Uno (Mexico), 5.25%, 01/30/2026(b)	200,000	225,500
4.87%, 01/15/2030(b)	200,000	220,746
		466,417

Drug Retail–0.88%
CK Hutchison International 21 Ltd. (United Kingdom), 1.50%, 04/15/2026(b)	200,000	201,275
CVS Pass-Through Trust, 5.77%, 01/10/2033(b)	118,412	140,424
		341,699

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Electric Utilities–0.40%
Consolidated Edison Co. of New York, Inc., Series C, 3.00%, 12/01/2060	$18,000	$16,682
3.60%, 06/15/2061	49,000	50,802
Duke Energy Progress LLC, 2.50%, 08/15/2050	38,000	35,186
Southern Co. (The), Series 21-A, 3.75%, 09/15/2051(c)	29,000	29,222
Vistra Operations Co. LLC, 4.38%, 05/01/2029(b)	24,000	24,150
		156,042

Electrical Components & Equipment–0.53%
AES Andres B.V. (Dominican Republic), 5.70%, 05/04/2028(b)	200,000	207,500

Electronic Components–0.42%
Corning, Inc., 5.45%, 11/15/2079	116,000	162,768

Electronic Equipment & Instruments–0.20%
Vontier Corp., 1.80%, 04/01/2026(b)	16,000	15,932
2.40%, 04/01/2028(b)	34,000	33,816
2.95%, 04/01/2031(b)	29,000	29,169
		78,917

Electronic Manufacturing Services–0.07%
Jabil, Inc., 3.00%, 01/15/2031	27,000	27,817

Environmental & Facilities Services–0.14%
GFL Environmental, Inc. (Canada), 3.50%, 09/01/2028(b)	56,000	55,939

Financial Exchanges & Data–0.27%
Moody’s Corp., 5.25%, 07/15/2044	13,000	17,463
MSCI, Inc., 3.88%, 02/15/2031(b)	36,000	37,407
3.63%, 11/01/2031(b)	35,000	35,946
S&P Global, Inc., 1.25%, 08/15/2030	14,000	13,273
		104,089

Food Distributors–0.18%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029(b)	69,000	68,763

Food Retail–0.33%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 3.50%, 02/15/2023(b)	8,000	8,236
Alimentation Couche-Tard, Inc. (Canada), 3.44%, 05/13/2041(b)	61,000	63,065
3.63%, 05/13/2051(b)	53,000	55,518
		126,819

Forest Products–0.08%
Suzano Austria GmbH (Brazil), 3.13%, 01/15/2032	32,000	31,732

Health Care Distributors–0.06%
Owens & Minor, Inc., 4.50%, 03/31/2029(b)	24,000	24,691

Health Care REITs–0.29%
Diversified Healthcare Trust, 4.38%, 03/01/2031	29,000	27,825

	Principal Amount	Value
Health Care REITs–(continued)
Healthcare Trust of America Holdings L.P., 2.00%, 03/15/2031	$17,000	$16,446
Healthpeak Properties, Inc., 2.88%, 01/15/2031	9,000	9,434
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	45,000	44,958
Physicians Realty L.P., 4.30%, 03/15/2027	4,000	4,516
Welltower, Inc., 3.10%, 01/15/2030	11,000	11,736
		114,915

Health Care Services–0.46%
CVS Health Corp., 1.30%, 08/21/2027	24,000	23,557
2.70%, 08/21/2040	6,000	5,827
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(b)	150,000	150,141
		179,525

Home Improvement Retail–0.18%
Lowe’s Cos., Inc., 2.63%, 04/01/2031	37,000	38,274
3.50%, 04/01/2051	29,000	31,155
		69,429

Homebuilding–0.10%
M.D.C. Holdings, Inc., 3.85%, 01/15/2030	35,000	37,538

Hotels, Resorts & Cruise Lines–0.17%
Expedia Group, Inc., 4.63%, 08/01/2027	18,000	20,369
2.95%, 03/15/2031	14,000	14,215
Hilton Domestic Operating Co., Inc., 3.63%, 02/15/2032(b)	32,000	31,643
		66,227

Independent Power Producers & Energy Traders–0.74%
AES Corp. (The), 1.38%, 01/15/2026(b)	7,000	6,934
2.45%, 01/15/2031(b)	19,000	18,830
Calpine Corp., 3.75%, 03/01/2031(b)	68,000	64,850
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Spain), 5.38%, 12/30/2030(b)	200,000	199,300
		289,914

Industrial Machinery–0.13%
IDEX Corp., 2.63%, 06/15/2031	49,000	49,865

Insurance Brokers–0.12%
Arthur J. Gallagher & Co., 2.50%, 05/20/2031	18,000	18,197
3.50%, 05/20/2051	29,000	30,424
		48,621

Integrated Oil & Gas–2.71%
BP Capital Markets America, Inc., 3.06%, 06/17/2041	72,000	72,704
2.94%, 06/04/2051	36,000	34,554
3.38%, 02/08/2061	54,000	54,415

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Integrated Oil & Gas–(continued)
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(b)	$21,000	$21,589
Petrobras Global Finance B.V. (Brazil), 5.50%, 06/10/2051	57,000	57,091
Petroleos Mexicanos (Mexico), 6.63%, 06/15/2035	23,000	22,241
Petronas Capital Ltd. (Malaysia), 2.48%, 01/28/2032(b)	200,000	201,539
Qatar Petroleum (Qatar), 2.25%, 07/12/2031(b)	200,000	197,874
3.30%, 07/12/2051(b)	200,000	200,000
Saudi Arabian Oil Co. (Saudi Arabia), 3.50%, 11/24/2070(b)	200,000	194,742
		1,056,749

Integrated Telecommunication Services–0.79%
AT&T, Inc., 3.10%, 02/01/2043	29,000	28,473
3.50%, 09/15/2053(b)	44,000	44,272
3.55%, 09/15/2055(b)	56,000	56,269
3.50%, 02/01/2061	18,000	17,804
Verizon Communications, Inc., 0.85%, 11/20/2025	29,000	28,698
2.55%, 03/21/2031	19,000	19,435
4.81%, 03/15/2039	7,000	8,880
2.65%, 11/20/2040	14,000	13,498
3.40%, 03/22/2041	22,000	23,301
2.88%, 11/20/2050	20,000	19,047
3.55%, 03/22/2051	4,000	4,279
3.00%, 11/20/2060	21,000	19,659
3.70%, 03/22/2061	24,000	25,746
		309,361

Interactive Home Entertainment–0.40%
Activision Blizzard, Inc., 2.50%, 09/15/2050	29,000	26,098
Electronic Arts, Inc., 1.85%, 02/15/2031	41,000	39,663
2.95%, 02/15/2051	40,000	39,203
WMG Acquisition Corp., 3.00%, 02/15/2031(b)	52,000	49,399
		154,363

Interactive Media & Services–0.24%
Alphabet, Inc., 2.25%, 08/15/2060	27,000	23,896
Match Group Holdings II LLC, 5.63%, 02/15/2029(b)	33,000	35,776
Twitter, Inc., 3.88%, 12/15/2027(b)	31,000	32,977
		92,649

Internet & Direct Marketing Retail–0.96%
Amazon.com, Inc., 1.00%, 05/12/2026	29,000	29,019
1.65%, 05/12/2028	28,000	28,257
2.10%, 05/12/2031	81,000	82,415
2.88%, 05/12/2041	99,000	102,269
3.10%, 05/12/2051	80,000	84,144
3.25%, 05/12/2061	45,000	47,504
		373,608

	Principal Amount	Value
Internet Services & Infrastructure–0.33%
Twilio, Inc., 3.63%, 03/15/2029	$48,000	$49,020
3.88%, 03/15/2031	48,000	49,320
VeriSign, Inc., 2.70%, 06/15/2031	31,000	31,533
		129,873

Investment Banking & Brokerage–1.48%
Goldman Sachs Group, Inc. (The), 0.61%(SOFR + 0.58%), 03/08/2024(e)	76,000	76,231
3.50%, 04/01/2025	18,000	19,537
3.27%, 09/29/2025(c)	21,000	22,473
0.83%(SOFR + 0.79%), 12/09/2026(e)	75,000	74,876
1.09%, 12/09/2026(c)	29,000	28,563
0.85%(SOFR + 0.81%), 03/09/2027(e)	107,000	106,976
1.99%, 01/27/2032(c)	27,000	26,246
2.62%, 04/22/2032(c)	19,000	19,423
3.21%, 04/22/2042(c)	18,000	18,856
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	25,000	28,067
Morgan Stanley, 2.19%, 04/28/2026(c)	18,000	18,698
2.70%, 01/22/2031(c)	56,000	58,666
3.62%, 04/01/2031(c)	19,000	21,229
3.22%, 04/22/2042(c)	14,000	14,857
2.80%, 01/25/2052(c)	17,000	16,703
Raymond James Financial, Inc., 3.75%, 04/01/2051	21,000	23,090
		574,491

Life & Health Insurance–1.15%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	43,000	48,686
Athene Global Funding, 1.20%, 10/13/2023(b)	41,000	41,478
2.50%, 01/14/2025(b)	23,000	23,990
1.45%, 01/08/2026(b)	19,000	19,030
Athene Holding Ltd., 6.15%, 04/03/2030	21,000	26,580
3.95%, 05/25/2051	9,000	9,672
Belrose Funding Trust, 2.33%, 08/15/2030(b)	39,000	38,292
MAG Mutual Holding Co., 4.75%, 04/30/2041	172,000	172,000
Nationwide Financial Services, Inc., 3.90%, 11/30/2049(b)	15,000	16,591
Pacific LifeCorp, 3.35%, 09/15/2050(b)	23,000	24,401
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/2061(b)	13,000	13,515
Western & Southern Life Insurance Co. (The), 3.75%, 04/28/2061(b)	12,000	12,801
		447,036

Life Sciences Tools & Services–0.07%
Illumina, Inc., 2.55%, 03/23/2031	25,000	25,402

Managed Health Care–0.52%
Centene Corp., 2.50%, 03/01/2031	96,000	94,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Managed Health Care–(continued)
Kaiser Foundation Hospitals, Series 2021, 2.81%, 06/01/2041	$45,000	$ 46,000
3.00%, 06/01/2051	45,000	46,580
UnitedHealth Group, Inc., 3.75%, 07/15/2025	13,000	14,434
		201,814

Metal & Glass Containers–0.05%
Intertape Polymer Group, Inc. (Canada), 4.38%, 06/15/2029(b)	6,000	6,092
Silgan Holdings, Inc., 1.40%, 04/01/2026(b)	14,000	13,878
		19,970

Multi-line Insurance–0.60%
AIG Global Funding, 2.70%, 12/15/2021(b)	22,000	22,254
American Financial Group, Inc., 3.50%, 08/15/2026	4,000	4,350
American International Group, Inc., 3.40%, 06/30/2030	29,000	31,828
Fairfax Financial Holdings Ltd. (Canada), 4.85%, 04/17/2028	13,000	14,972
4.63%, 04/29/2030	23,000	26,393
3.38%, 03/03/2031(b)	13,000	13,565
Nationwide Mutual Insurance Co., 4.95%, 04/22/2044(b)	100,000	120,183
		233,545

Multi-Utilities–0.13%
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	15,000	16,350
WEC Energy Group, Inc., 1.38%, 10/15/2027	18,000	17,600
1.80%, 10/15/2030	16,000	15,366
		49,316

Office REITs–0.22%
Alexandria Real Estate Equities, Inc., 3.95%, 01/15/2027	19,000	21,194
Boston Properties L.P., 3.25%, 01/30/2031	15,000	16,083
Office Properties Income Trust, 4.50%, 02/01/2025	36,000	39,116
2.65%, 06/15/2026	8,000	8,125
		84,518

Oil & Gas Exploration & Production–1.24%
Canadian Natural Resources Ltd. (Canada), 2.05%, 07/15/2025	32,000	32,905
EQT Corp., 3.13%, 05/15/2026(b)	10,000	10,261
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates), 2.94%, 09/30/2040(b)	200,000	199,147
Gazprom PJSC via Gaz Finance PLC (Russia), 2.95%, 01/27/2029(b)	200,000	196,470
Murphy Oil Corp., 6.38%, 07/15/2028	40,000	42,228
		481,011

Oil & Gas Refining & Marketing–0.09%
Parkland Corp. (Canada), 4.50%, 10/01/2029(b)	34,000	34,650

	Principal Amount	Value
Oil & Gas Storage & Transportation–0.29%
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 6.00%, 02/01/2029(b)	$18,000	$ 18,877
MPLX L.P., 1.75%, 03/01/2026	21,000	21,238
Northern Natural Gas Co., 3.40%, 10/16/2051(b)	23,000	23,668
ONEOK, Inc., 6.35%, 01/15/2031	35,000	45,304
Western Midstream Operating L.P., 2.29%(3 mo. USD LIBOR + 2.10%), 01/13/2023(e)	4,000	3,981
		113,068

Other Diversified Financial Services–1.15%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 4.50%, 09/15/2023 DAC	150,000	160,899
Avolon Holdings Funding Ltd. (Ireland), 2.13%, 02/21/2026(b)	26,000	25,914
4.25%, 04/15/2026(b)	11,000	11,930
2.75%, 02/21/2028(b)	28,000	27,721
Blackstone Holdings Finance Co. LLC, 1.60%, 03/30/2031(b)	31,000	29,516
2.80%, 09/30/2050(b)	13,000	13,010
Blackstone Secured Lending Fund, 2.75%, 09/16/2026(b)	79,000	80,114
Blue Owl Finance LLC, 3.13%, 06/10/2031(b)	52,000	51,717
Brookfield Finance, Inc. (Canada), 2.72%, 04/15/2031	34,000	35,037
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/2050(b)	13,000	13,652
		449,510

Packaged Foods & Meats–0.04%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031(b)	17,000	17,417

Paper Packaging–0.38%
Berry Global, Inc., 0.95%, 02/15/2024(b)	49,000	49,104
1.65%, 01/15/2027(b)	55,000	54,592
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	43,000	45,258
		148,954

Pharmaceuticals–0.10%
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	36,000	38,939

Property & Casualty Insurance–0.24%
Allstate Corp. (The), 4.20%, 12/15/2046	4,000	4,920
Fidelity National Financial, Inc., 3.40%, 06/15/2030	16,000	17,260
2.45%, 03/15/2031	24,000	23,957
W.R. Berkley Corp., 4.00%, 05/12/2050	12,000	13,770
3.55%, 03/30/2052	31,000	33,093
		93,000

Real Estate Development–0.14%
Essential Properties L.P., 2.95%, 07/15/2031	38,000	38,049

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Real Estate Development–(continued)
Piedmont Operating Partnership L.P., 3.15%, 08/15/2030	$15,000	$ 15,260
		53,309

Regional Banks–1.44%
Citizens Financial Group, Inc., Series G, 4.00%(c)(d)	47,000	47,470
Fifth Third Bancorp, 4.30%, 01/16/2024	23,000	24,939
2.55%, 05/05/2027	13,000	13,752
First Niagara Financial Group, Inc., 7.25%, 12/15/2021	15,000	15,467
KeyCorp, 2.25%, 04/06/2027	29,000	30,065
SVB Financial Group,
2.10%, 05/15/2028	28,000	28,428
1.80%, 02/02/2031	35,000	33,533
Series C, 4.00%(c)(d)	101,000	103,050
Zions Bancorporation N.A., 3.25%, 10/29/2029	250,000	262,429
		559,133

Reinsurance–0.57%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	22,000	22,006
Global Atlantic Fin Co.,
4.40%, 10/15/2029(b)	55,000	60,831
3.13%, 06/15/2031(b)	30,000	30,243
4.70%, 10/15/2051(b)(c)	96,000	96,234
Reinsurance Group of America, Inc., 4.70%, 09/15/2023	10,000	10,875
		220,189

Renewable Electricity–0.11%
Northern States Power Co., 2.60%, 06/01/2051	18,000	17,153
Tucson Electric Power Co., 3.25%, 05/01/2051	24,000	24,920
		42,073

Residential REITs–0.25%
American Homes 4 Rent L.P., 2.38%, 07/15/2031	13,000	12,807
3.38%, 07/15/2051	13,000	12,735
Spirit Realty L.P., 2.10%, 03/15/2028	15,000	14,949
3.40%, 01/15/2030	29,000	30,963
2.70%, 02/15/2032	15,000	14,892
VEREIT Operating Partnership L.P., 2.20%, 06/15/2028	11,000	11,180
		97,526

Restaurants–0.18%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	71,000	68,781

Retail REITs–0.40%
Agree L.P., 2.00%, 06/15/2028	20,000	19,857
2.60%, 06/15/2033	27,000	26,932
Kimco Realty Corp., 1.90%, 03/01/2028	27,000	27,018
2.70%, 10/01/2030	13,000	13,376

	Principal Amount	Value
Retail REITs–(continued)
National Retail Properties, Inc., 3.50%, 04/15/2051	$31,000	$ 32,571
Realty Income Corp., 3.25%, 01/15/2031	19,000	20,731
Retail Properties of America, Inc., 4.75%, 09/15/2030	14,000	15,543
		156,028

Semiconductors–0.91%
Broadcom, Inc., 5.00%, 04/15/2030	34,000	40,153
2.45%, 02/15/2031(b)	19,000	18,686
3.42%, 04/15/2033(b)	58,000	60,976
3.47%, 04/15/2034(b)	94,000	99,525
Marvell Technology, Inc., 2.95%, 04/15/2031(b)	61,000	63,279
Micron Technology, Inc., 4.98%, 02/06/2026	6,000	6,903
4.19%, 02/15/2027	34,000	38,393
Skyworks Solutions, Inc., 1.80%, 06/01/2026	7,000	7,093
3.00%, 06/01/2031	18,000	18,417
		353,425

Sovereign Debt–2.63%
Argentine Republic Government International Bond (Argentina), 1.00%, 07/09/2029	48	18
1.13%, 07/09/2046(f)	970	313
Egypt Government International Bond (Egypt), 5.25%, 10/06/2025(b)	200,000	211,330
3.88%, 02/16/2026(b)	200,000	197,058
7.50%, 02/16/2061(b)	200,000	188,090
Hungary Government International Bond (Hungary), 5.38%, 03/25/2024	28,000	31,617
Mexico Government International Bond (Mexico), 4.00%, 10/02/2023	2,000	2,170
Morocco Government International Bond (Morocco), 2.38%, 12/15/2027(b)	200,000	196,782
Turkey Government International Bond (Turkey), 4.75%, 01/26/2026	200,000	197,108
		1,024,486

Specialized Finance–0.71%
Mitsubishi HC Capital, Inc. (Japan), 3.64%, 04/13/2025(b)	256,000	276,377

Specialized REITs–0.73%
American Tower Corp., 2.70%, 04/15/2031	60,000	61,958
CBRE Services, Inc., 2.50%, 04/01/2031	48,000	48,661
Crown Castle International Corp., 2.50%, 07/15/2031	66,000	66,556
Extra Space Storage L.P., 2.55%, 06/01/2031	25,000	25,199
SBA Communications Corp., 3.13%, 02/01/2029(b)	85,000	82,151
		284,525

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Specialty Chemicals–1.07%
Sasol Financing USA LLC (South Africa), 4.38%, 09/18/2026	$200,000	$ 207,251
5.50%, 03/18/2031	200,000	211,100
		418,351

Steel–0.05%
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	21,000	21,000

Systems Software–0.28%
Clarivate Science Holdings Corp., 3.88%, 06/30/2028(b)	54,000	54,559
4.88%, 06/30/2029(b)	14,000	14,385
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	35,000	35,077
Microsoft Corp., 2.53%, 06/01/2050	6,000	5,909
		109,930

Technology Hardware, Storage & Peripherals–0.21%
Apple, Inc., 4.25%, 02/09/2047	4,000	5,054
2.80%, 02/08/2061	78,000	76,193
		81,247

Tobacco–0.36%
Altria Group, Inc., 2.45%, 02/04/2032	31,000	30,014
3.70%, 02/04/2051	38,000	36,108
4.00%, 02/04/2061	38,000	36,535
BAT Capital Corp. (United Kingdom), 2.26%, 03/25/2028	18,000	17,884
Philip Morris International, Inc., 0.88%, 05/01/2026	21,000	20,745
		141,286

Trading Companies & Distributors–0.08%
Air Lease Corp., 3.00%, 09/15/2023	29,000	30,326

Trucking–0.42%
Aviation Capital Group LLC, 0.86% (3 mo. USD LIBOR + 0.67%), 07/30/2021(b)(e)	15,000	15,003
4.13%, 08/01/2025(b)	13,000	14,059
Triton Container International Ltd. (Bermuda), 2.05%, 04/15/2026(b)	60,000	60,373
3.15%, 06/15/2031(b)	74,000	74,496
		163,931

Wireless Telecommunication Services–2.42%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/2025(b)	187,500	201,656
5.15%, 03/20/2028(b)	209,000	240,841
T-Mobile USA, Inc., 2.25%, 02/15/2026(b)	53,000	53,464
2.63%, 04/15/2026	59,000	60,474
2.63%, 02/15/2029	32,000	31,640
VEON Holdings B.V. (Netherlands), 3.38%, 11/25/2027(b)	200,000	201,780

	Principal Amount	Value
Wireless Telecommunication Services–(continued)
Vodafone Group PLC (United Kingdom), 3.25%, 06/04/2081(c)	$45,000	$ 45,317
4.13%, 06/04/2081(c)	49,000	48,988
5.13%, 06/04/2081(c)	56,000	56,630
		940,790
Total U.S. Dollar Denominated Bonds & Notes (Cost $18,819,144)		19,417,954

U.S. Treasury Securities–14.91%
U.S. Treasury Bills–0.43%
0.04% - 0.05%, 07/15/2021(g)(h)	151,000	150,997
0.06%, 11/18/2021(g)(h)	15,000	14,998
		165,995

U.S. Treasury Bonds–2.95%
2.25%, 05/15/2041	826,900	860,622
1.88%, 02/15/2051	303,900	290,129
		1,150,751

U.S. Treasury Notes–11.53%
0.13%, 06/30/2023	24,000	23,943
0.25%, 06/15/2024	237,300	235,863
0.88%, 06/30/2026	2,692,400	2,691,243
1.25%, 06/30/2028	1,270,700	1,272,785
0.88%, 11/15/2030	300	286
1.63%, 05/15/2031	260,600	264,631
		4,488,751
Total U.S. Treasury Securities (Cost $5,755,261)		5,805,497

Asset-Backed Securities–12.25%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 0.71%, 02/25/2035(i)	5,389	5,591
Angel Oak Mortgage Trust, Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(i)	26,665	26,872
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(i)	72,579	73,363
Angel Oak Mortgage Trust I LLC, Series 2018-3, Class A1, 3.65%, 09/25/2048(b)(i)	11,918	12,008
Series 2019-2, Class A1, 3.63%, 03/25/2049(b)(i)	31,079	31,485
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(i)	53,626	53,868
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2017-2A, Class AR, 1.43% (3 mo. USD LIBOR + 1.25%), 07/25/2030(b)(e)	249,889	250,043
Series 2017-2A, Class AR2, 1.00% (3 mo. USD LIBOR + 1.18%), 07/25/2034(b)(e)	250,000	250,204
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, 3.99%, 09/15/2048(i)	70,000	76,501

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Benchmark Mortgage Trust, Series 2018-B3, Class C, 4.71%, 04/10/2051(i)	$42,000	$ 46,745
Series 2019-B14, Class A5, 3.05%, 12/15/2062	90,000	97,608
Series 2019-B14, Class C, 3.90%, 12/15/2062(i)	83,700	88,913
Series 2019-B15, Class B, 3.56%, 12/15/2072	70,000	75,670
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(i)	47,207	48,615
Chase Mortgage Finance Corp., Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(i)	40,206	40,775
Series 2016-SH2, Class M3, 3.71%, 12/25/2045(b)(i)	41,812	42,426
Citigroup Mortgage Loan Trust, Inc., Series 2019-IMC1, Class A1, 2.72%, 07/25/2049(b)(i)	39,765	40,229
COLT Mortgage Loan Trust, Series 2020-1, Class A1, 2.49%, 02/25/2050(b)(i)	39,979	40,268
Series 2020-1R, Class A1, 1.26%, 09/25/2065(b)(i)	56,959	57,220
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(i)	48,082	48,386
Commercial Mortgage Trust, Series 2015-CR25, Class B, 4.68%, 08/10/2048(i)	72,000	79,448
Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A1, 1.62%, 04/25/2065(b)(f)	53,665	53,991
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(i)	88,588	88,695
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	139,000	144,597
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 3A1, 2.82%, 06/25/2034(i)	9,407	9,787
DB Master Finance LLC, Series 2019-1A, Class A23, 4.35%, 05/20/2049(b)	49,125	54,442
Series 2019-1A, Class A2II, 4.02%, 05/20/2049(b)	49,125	52,049
Deephaven Residential Mortgage Trust, Series 2019-4A, Class A1, 2.79%, 10/25/2059(b)(i)	39,281	39,588
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	107,637	116,876
DT Auto Owner Trust, Series 2019-3A, Class C, 2.74%, 04/15/2025(b)	40,000	40,523
Series 2019-3A, Class D, 2.96%, 04/15/2025(b)	56,000	57,918
Ellington Financial Mortgage Trust, Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(i)	54,512	55,550
Galton Funding Mortgage Trust, Series 2019-H1, Class A1, 2.66%, 10/25/2059(b)(i)	21,383	21,785

	Principal Amount	Value
GCAT Trust, Series 2019-NQM2, Class A1, 2.86%, 09/25/2059(b)(f)	$47,554	$ 47,775
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(b)(i)	48,809	50,060
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.05%, 04/19/2036(i)	39,003	34,267
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.91%, 02/13/2053	50,000	53,725
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	55,000	56,887
Invitation Homes Trust, Series 2017- SFR2, Class C, 1.53% (1 mo. USD LIBOR + 1.45%), 12/17/2036(b)(e)	99,983	100,290
Life Mortgage Trust, Series 2021-BMR, Class B, 0.95% (1 mo. USD LIBOR + 0.88%), 03/15/2038(b)(e)	100,000	100,281
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.25%, 11/25/2035(i)	9,968	10,073
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 0.77% (1 mo. USD LIBOR + 0.70%), 11/15/2034(b)(e)	99,000	99,075
Series 2017-CLS, Class B, 0.92% (1 mo. USD LIBOR + 0.85%), 11/15/2034(b)(e)	49,000	49,039
Series 2017-CLS, Class C, 1.07% (1 mo. USD LIBOR + 1.00%), 11/15/2034(b)(e)	33,000	33,026
Series 2019-L2, Class A4, 4.07%, 03/15/2052	80,000	92,019
Series 2019-L3, Class AS, 3.49%, 11/15/2052	60,000	65,645
MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/2038(b)	57,905	59,037
MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/2036(b)	46,442	47,799
New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(i)	45,374	45,867
Series 2020-NQM1, Series A1, 2.46%, 01/26/2060(b)(i)	56,277	56,913
One Bryant Park Trust, Series 2019- OBP, Class A, 2.52%, 09/15/2054(b)	114,000	118,341
Progress Residential Trust, Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	100,000	101,583
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	49,458	52,428
Star Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(i)	83,686	84,010
Starwood Mortgage Residential Trust, Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(i)	51,090	51,730
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(i)	76,053	76,120
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, 2.48%, 09/25/2034(i)	6,170	6,323
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs., Series 2003-34A, Class 5A5, 2.43%, 11/25/2033(i)	45,549	45,811

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	$ 98,667	$ 100,184
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 4.66%, 04/25/2045(i)	24,231	24,681
TICP CLO XV Ltd., Series 2020-15A, Class A, 1.47% (3 mo. USD LIBOR + 1.28%), 04/20/2033(b)(e)	250,000	250,941
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 04/25/2057(b)(i)	26,204	26,601
UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.60%, 04/15/2052	80,000	89,156
Verus Securitization Trust, Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(f)	48,363	49,058
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(i)	86,085	86,361
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(i)	78,468	78,498
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	57,900	61,847
WFRBS Commercial Mortgage Trust, Series 2012-C6, Class B, 4.70%, 04/15/2045	80,000	81,506
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	156,500	159,401
Total Asset-Backed Securities (Cost $4,663,414)		4,768,397

U.S. Government Sponsored Agency Mortgage-Backed Securities–6.90%
Collateralized Mortgage Obligations–0.53%
Freddie Mac Multifamily Structured Pass-Through Ctfs., Series K083, Class AM, 4.03%, 10/25/2028(i)	23,000	26,940
Series K085, Class AM, 4.06%, 10/25/2028(i)	23,000	27,008
Series K089, Class AM, 3.63%, 01/25/2029(i)	39,000	44,942
Series K088, Class AM, 3.76%, 01/25/2029(i)	92,000	106,433
		205,323

Federal Home Loan Mortgage Corp. (FHLMC)–0.43%
6.50%, 08/01/2032	569	641
4.00%, 11/01/2048 to 07/01/2049	157,348	168,193
		168,834

Federal National Mortgage Association (FNMA)–3.68%
3.50%, 12/01/2030 to 05/01/2047	533,371	568,867
6.50%, 09/01/2031	536	624
7.00%, 09/01/2032	4,105	4,436
TBA, 2.00%, 07/01/2036(j)	831,000	857,180
		1,431,107

	Principal Amount	Value
Government National Mortgage Association (GNMA)–1.08%
7.50%, 06/15/2023	$ 205	$205
8.50%, 11/15/2024	504	507
7.00%, 07/15/2031 to 08/15/2031	560	642
6.50%, 11/15/2031 to 03/15/2032	1,076	1,202
6.00%, 11/15/2032	754	875
4.00%, 07/20/2049	63,326	67,097
TBA, 2.00%, 07/01/2051(j)	345,000	351,388
		421,916

Uniform Mortgage-Backed Securities–1.18%
TBA, 2.00%, 07/01/2051(j)	455,000	459,444
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $2,650,161)		2,686,624

	Shares
Preferred Stocks–1.94%
Asset Management & Custody Banks–0.07%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(c)	24,000	26,250

Diversified Banks–0.81%
Bank of America Corp., 6.50%, Series Z, Pfd.(c)	36,000	40,860
Citigroup, Inc., 6.25%, Series T, Pfd.(c)	30,000	35,129
Citigroup, Inc., 5.00%, Series U, Pfd.(c)	95,000	99,665
Citigroup, Inc., 4.00%, Series W, Pfd.(c)	57,000	59,066
JPMorgan Chase & Co., 3.66%, Series I, Pfd.(e)	65,000	65,244
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	11	16,788
		316,752

Integrated Telecommunication Services–0.31%
AT&T, Inc., 2.88%, Series B, Pfd.(c)	100,000	120,978

Investment Banking & Brokerage–0.55%
Charles Schwab Corp. (The), 4.00%, Series H, Pfd.(c)	30,000	30,727
Goldman Sachs Group, Inc. (The), 5.00%, Series P, Pfd.(c)	40,000	40,600
Morgan Stanley, 6.88%, Series F, Pfd.(c)	5,000	141,500
		212,827

Life & Health Insurance–0.07%
MetLife, Inc., 3.85%, Series G, Pfd.(c)	26,000	27,398

Multi-Utilities–0.05%
CenterPoint Energy, Inc., 6.13%, Series A, Pfd.(c)	18,000	19,136

Other Diversified Financial Services–0.08%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(c)	30,000	32,700
Total Preferred Stocks (Cost $698,724)		756,041

	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–0.37%(k)
Movies & Entertainment–0.37%
Netflix, Inc., 3.88%, 11/15/2029 (Cost $111,565)(b)	EUR 100,000	143,031

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Agency Credit Risk Transfer Notes–0.37%
Fannie Mae Connecticut Avenue Securities, Series 2018-C05, Class 1M2, 2.44% (1 mo. USD LIBOR + 2.35%), 01/25/2031(e)	$ 20,153	$ 20,416

Series 2019-R03, Class 1M2, 2.24% (1 mo. USD LIBOR + 2.15%), 09/25/2031(b)(e)	17,437	17,574

Series 2019-R06, Class 2M2, 2.19% (1 mo. USD LIBOR + 2.10%), 09/25/2039(b)(e)	21,904	22,025

Freddie Mac, Series 2020-DNA5, Class M2, STACR®, 2.82% (30 Day Average SOFR + 2.80%), 10/25/2050(b)(e)	75,000	76,191

Series 2020-DNA5, Class M1, STACR®, 1.32% (30 Day Average SOFR + 1.30%), 10/25/2050(b)(e)	5,444	5,445

Total Agency Credit Risk Transfer Notes (Cost $140,297)		141,651

	Shares	Value
Money Market Funds–19.08%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(l)(m)	2,545,179	$2,545,179

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(l)(m)	1,971,947	1,972,735

Invesco Treasury Portfolio, Institutional Class, 0.01%(l)(m)	2,908,777	2,908,777

Total Money Market Funds (Cost $7,426,418)		7,426,691

TOTAL INVESTMENTS IN SECURITIES–105.70% (Cost $40,264,984)		41,145,886

OTHER ASSETS LESS LIABILITIES–(5.70)%		(2,218,317)

NET ASSETS–100.00%		$38,927,569

Investment Abbreviations:

CLO	- Collateralized Loan Obligation
Conv.	- Convertible
Ctfs.	- Certificates
EUR	- Euro
LIBOR	- London Interbank Offered Rate
Pfd.	- Preferred
REIT	- Real Estate Investment Trust
SOFR	- Secured Overnight Financing Rate
TBA	- To Be Announced
USD	- U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2021 was $14,373,802, which represented 36.92% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2021.
(f)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)	All or a portion of the value was pledged and/or designated as collateral to cover margin requirements for open futures contracts and swap agreements. See Note 1L and Note 1N.
(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2021.

(j)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1O.
(k)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(l)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value June 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,152,387	$5,219,080	$(3,826,288)	$ -	$ -	$2,545,179	$158
Invesco Liquid Assets Portfolio, Institutional Class	943,049	3,727,914	(2,698,323)	(63)	158	1,972,735	91
Invesco Treasury Portfolio, Institutional Class	1,317,014	5,964,662	(4,372,899)	-	-	2,908,777	64
Total	$3,412,450	$14,911,656	$(10,897,510)	$(63)	$158	$7,426,691	$313

(m)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

Open Over-The-Counter Credit Default Swaptions Written
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(a)	Premiums Received	Notional Value	Value	Unrealized Appreciation
Credit Risk
Goldman Sachs International	Put	107.00%	Markit CDX North America High Yield Index, Series 36, Version 1	(5.00)%	Quarterly	07/21/2021	2.7428%	$(4,764)	USD 781,000	$(390)	$4,374

(a)

Implied credit spreads represent the current level, as of June 30, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Futures Contracts

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	31	September-2021	$6,829,930	$(10,717)	$(10,717)
U.S. Treasury 5 Year Notes	27	September-2021	3,332,602	(7,451)	(7,451)
U.S. Treasury Long Bonds	3	September-2021	482,250	2,063	2,063
U.S. Treasury Ultra Bonds	5	September-2021	963,437	5,937	5,937
Subtotal–Long Futures Contracts				(10,168)	(10,168)

Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Notes	19	September-2021	(2,517,500)	(10,728)	(10,728)
U.S. Treasury 10 Year Ultra Notes	15	September-2021	(2,208,047)	(32,359)	(32,359)
Subtotal–Short Futures Contracts				(43,087)	(43,087)
Total Futures Contracts				$(53,255)	$(53,255)

Open Forward Foreign Currency Contracts
Settlement		Contract to		Unrealized
Date	Counterparty	Deliver	Receive	Appreciation
Currency Risk
08/17/2021	State Street Bank & Trust Co.	EUR 251,000	USD 305,583	$7,682

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 36, Version 1	Buy	(5.00)%	Quarterly	06/20/2026	2.7428%	USD 1,192,213	$(114,907)	$(121,651)	$(6,744)

(a)

Implied credit spreads represent the current level, as of June 30, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:

EUR –Euro

USD –U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

Portfolio Composition

By security type, based on Net Assets

as of June 30, 2021

U.S. Dollar Denominated Bonds & Notes	49.88%
U.S. Treasury Securities	14.91
Asset-Backed Securities	12.25
U.S. Government Sponsored Agency Mortgage-Backed Securities	6.90
Preferred Stocks	1.94
Security Types Each Less Than 1% of Portfolio	0.74
Money Market Funds Plus Other Assets Less Liabilities	13.38

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $32,838,566)	$33,719,195

Investments in affiliated money market funds, at value (Cost $7,426,418)	7,426,691
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	7,682
Cash	11,128
Foreign currencies, at value (Cost $84,978)	82,977
Receivable for:
Investments sold	302,522
Fund shares sold	6,262
Dividends	2,206
Interest	174,123
Investment for trustee deferred compensation and retirement plans	47,577
Total assets	41,780,363

Liabilities:
Other investments:
Options written, at value (premiums received $4,764)	390
Variation margin payable - futures contracts	2,196
Variation margin payable - centrally cleared swap agreements	204
Payable for:
Investments purchased	2,724,936
Fund shares reacquired	10,486
Accrued fees to affiliates	22,125
Accrued other operating expenses	42,561
Trustee deferred compensation and retirement plans	49,896
Total liabilities	2,852,794
Net assets applicable to shares outstanding	$38,927,569

Net assets consist of:
Shares of beneficial interest	$35,702,489
Distributable earnings	3,225,080
$38,927,569

Net Assets:
Series I	$37,652,072
Series II	$1,275,497

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	5,453,146
Series II	186,084
Series I:
Net asset value per share	$6.90
Series II:
Net asset value per share	$6.85

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:

Interest (net of foreign withholding taxes of $(997))	$425,114

Dividends	4,710

Dividends from affiliated money market funds	313

Total investment income	430,137

Expenses:
Advisory fees	78,585

Administrative services fees	28,747

Custodian fees	3,433

Distribution fees - Series II	1,125

Transfer agent fees	4,888

Trustees’ and officers’ fees and benefits	9,567

Reports to shareholders	6,944

Professional services fees	22,754

Other	1,663

Total expenses	157,706

Less: Fees waived	(50,836)

Net expenses	106,870

Net investment income	323,267

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(155,774)

Affiliated investment securities	158

Foreign currencies	1,353

Forward foreign currency contracts	(6,934)

Futures contracts	291,274

Swap agreements	373

130,450

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(543,447)

Affiliated investment securities	(63)

Foreign currencies	(4,345)

Forward foreign currency contracts	17,302

Futures contracts	(55,377)

Option contracts written	4,374

Swap agreements	(6,744)

(588,300)

Net realized and unrealized gain (loss)	(457,850)

Net increase (decrease) in net assets resulting from operations	$(134,583)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30, 2021	December 31, 2020

Operations:
Net investment income	$323,267	$593,233

Net realized gain	130,450	1,380,871

Change in net unrealized appreciation (depreciation)	(588,300)	896,395

Net increase (decrease) in net assets resulting from operations	(134,583)	2,870,499

Distributions to shareholders from distributable earnings:
Series I	-	(794,296)

Series II	-	(9,108)

Total distributions from distributable earnings	-	(803,404)

Share transactions–net:
Series I	2,907,209	8,069,912

Series II	644,485	245,519

Net increase in net assets resulting from share transactions	3,551,694	8,315,431

Net increase in net assets	3,417,111	10,382,526

Net assets:
Beginning of period	35,510,458	25,127,932

End of period	$38,927,569	$35,510,458

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)

Series I
Six months ended 06/30/21	$6.93	$0.06	$(0.09)	$(0.03)	$ -	$ -	$ -	$6.90	(0.43)%	$37,652	0.61	%(d)	0.90	%(d)	1.85	%(d)	218%
Year ended 12/31/20	6.47	0.13	0.50	0.63	(0.13)	(0.04)	(0.17)	6.93	9.72	34,881	0.59		0.88		1.92		375
Year ended 12/31/19	6.00	0.19	0.47	0.66	(0.19)	-	(0.19)	6.47	11.06	24,769	0.59		1.13		2.94		464
Year ended 12/31/18	6.38	0.22	(0.37)	(0.15)	(0.23)	-	(0.23)	6.00	(2.37)	17,019	0.59		1.78		3.57		339
Year ended 12/31/17	6.21	0.22	0.17	0.39	(0.22)	-	(0.22)	6.38	6.34	20,326	0.60		1.58		3.46		407
Year ended 12/31/16	6.07	0.23	0.18	0.41	(0.27)	-	(0.27)	6.21	6.66	15,485	0.55		1.68		3.71		474

Series II
Six months ended 06/30/21	6.89	0.05	(0.09)	(0.04)	-	-	-	6.85	(0.58)	1,275	0.86	(d)	1.15	(d)	1.60	(d)	218
Year ended 12/31/20	6.45	0.11	0.49	0.60	(0.12)	(0.04)	(0.16)	6.89	9.33	629	0.84		1.13		1.67		375
Year ended 12/31/19	5.97	0.17	0.49	0.66	(0.18)	-	(0.18)	6.45	11.00	359	0.84		1.38		2.69		464
Year ended 12/31/18	6.35	0.20	(0.37)	(0.17)	(0.21)	-	(0.21)	5.97	(2.64)	117	0.84		2.03		3.32		339
Year ended 12/31/17	6.19	0.20	0.16	0.36	(0.20)	-	(0.20)	6.35	5.89	123	0.85		1.83		3.21		407
Year ended 12/31/16	6.04	0.22	0.18	0.40	(0.25)	-	(0.25)	6.19	6.52	126	0.80		1.93		3.46		474

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $34,308 and $908 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Core Plus Bond Fund

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Core Plus Bond Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income

Invesco V.I. Core Plus Bond Fund

and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates –The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Lower-Rated Securities – The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with

Invesco V.I. Core Plus Bond Fund

forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M.

Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

N.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract

Invesco V.I. Core Plus Bond Fund

may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2021 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

O.

Dollar Rolls and Forward Commitment Transactions – The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. Dollar roll transactions covered in this manner are not treated as senior securities for purposes of a Fund’s fundamental investment limitation on senior securities and borrowings.

P.

LIBOR Risk – The Fund may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

Q.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

R.	Other Risks – Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
S.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

T.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 500 million	0.450%

Next $500 million	0.425%

Next $1.5 billion	0.400%

Next $2.5 billion	0.375%

Over $5 billion	0.350%

For the six months ended June 30, 2021, the effective advisory fee rate incurred by the Fund was 0.45%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.61% and

Invesco V.I. Core Plus Bond Fund

Series II shares to 0.86% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2021, the Adviser waived advisory fees of $50,836.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2021, Invesco was paid $2,552 for accounting and fund administrative services and was reimbursed $26,195 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2021, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$–	$19,417,954	$–	$19,417,954

U.S. Treasury Securities	–	5,805,497	–	5,805,497

Asset-Backed Securities	–	4,768,397	–	4,768,397

U.S. Government Sponsored Agency Mortgage-Backed Securities	–	2,686,624	–	2,686,624

Preferred Stocks	158,288	597,753	–	756,041

Non-U.S. Dollar Denominated Bonds & Notes	–	143,031	–	143,031

Agency Credit Risk Transfer Notes	–	141,651	–	141,651

Money Market Funds	7,426,691	–	–	7,426,691

Total Investments in Securities	7,584,979	33,560,907	–	41,145,886

Other Investments - Assets*

Futures Contracts	8,000	–	–	8,000

Forward Foreign Currency Contracts	–	7,682	–	7,682

	8,000	7,682	–	15,682

Invesco V.I. Core Plus Bond Fund

	Level 1	Level 2	Level 3	Total

Other Investments - Liabilities*

Futures Contracts	$(61,255)	$–	$–	$(61,255)

Options Written	–	(390)	–	(390)

Swap Agreements	–	(6,744)	–	(6,744)

	(61,255)	(7,134)	–	(68,389)

Total Other Investments	(53,255)	548	–	(52,707)

Total Investments	$7,531,724	$33,561,455	$–	$41,093,179

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2021:

	Value
Derivative Assets	Credit Risk	Currency Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$-	$-	$8,000	$8,000

Unrealized appreciation on forward foreign currency contracts outstanding	-	7,682	-	7,682

Total Derivative Assets	-	7,682	8,000	15,682

Derivatives not subject to master netting agreements	-	-	(8,000)	(8,000)

Total Derivative Assets subject to master netting agreements	$-	$7,682	$ -	$7,682

	Value
	Credit	Currency	Interest
Derivative Liabilities	Risk	Risk	Rate Risk	Total

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$-	$-	$(61,255)	$(61,255)

Unrealized depreciation on swap agreements – Centrally Cleared(a)	(6,744)	-	-	(6,744)

Options written, at value – OTC(b)	(390)	-	-	(390)

Total Derivative Liabilities	(7,134)	-	(61,255)	(68,389)

Derivatives not subject to master netting agreements	6,744	-	61,255	67,999

Total Derivative Liabilities subject to master netting agreements	$(390)	$-	$ -	$(390)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
(b)	Values are disclosed on the Statement of Assets and Liabilities under the caption Options written.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2021.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Swaption Written	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Goldman Sachs International	$ -	$(390)	$ (390)	$ -	$ -	$ (390)

State Street Bank & Trust Co.	7,682	-	7,682	-	-	7,682

Total	$7,682	$(390)	$7,292	$ -	$ -	$7,292

Invesco V.I. Core Plus Bond Fund

Effect of Derivative Investments for the six months ended June 30, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Interest Rate Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$ -	$(6,934)	$ -	$ (6,934)

Futures contracts	-	-	291,274	291,274

Swap agreements	373	-	-	373

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	17,302	-	17,302

Futures contracts	-	-	(55,377)	(55,377)

Options written	4,374	-	-	4,374

Swap agreements	(6,744)	-	-	(6,744)

Total	$(1,997)	$10,368	$235,897	$244,268

The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Swaptions Written	Swap Agreements

Average notional value	$301,631	$16,387,941	$781,000	$945,107

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2020.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $19,226,822 and $16,220,598, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,000,005

Aggregate unrealized (depreciation) of investments	(165,801)

Net unrealized appreciation of investments	$834,204

Cost of investments for tax purposes is $40,144,068.

Invesco V.I. Core Plus Bond Fund

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2021(a)		December 31, 2020

	Shares	Amount	Shares	Amount

Sold:
Series I	1,358,055	$9,310,739	3,180,253	$21,269,042

Series II	95,665	650,554	41,575	286,022

Issued as reinvestment of dividends:
Series I	-	-	117,326	794,296

Series II	-	-	1,317	8,865

Reacquired:
Series I	(935,133)	(6,403,530)	(2,092,985)	(13,993,426)

Series II	(893)	(6,069)	(7,337)	(49,368)

Net increase in share activity	517,694	$3,551,694	1,240,149	$8,315,431

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 76% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Core Plus Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$995.70	$3.02	$1,021.77	$3.06	0.61%
Series II	1,000.00	994.20	4.25	1,020.53	4.31	0.86

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Core Plus Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Core Plus Bond Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Bloomberg Barlcays U.S. Aggregate Bond Index (Index). The Board noted that performance of Series I shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund

Invesco V.I. Core Plus Bond Fund

was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Core Plus Bond Fund

Semiannual Report to Shareholders	June 30, 2021

Invesco V.I. Discovery Mid Cap Growth Fund
Effective April 30, 2021, Invesco Oppenheimer V.I. Discovery Mid Cap Growth
Fund was renamed Invesco V.I. Discovery Mid Cap Growth Fund.

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	O-VIDMCG-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/20 to 6/30/21, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	9.28%
Series II Shares	9.14
Russell Midcap Growth Index▼	10.44
Source(s): ▼RIMES Technologies Corp.

    The Russell Midcap® Growth Index is an unmanaged index considered representative of mid-cap growth stocks. The Russell Midcap Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/21

Series I Shares
Inception (8/15/86)	10.74%
10 Years	15.36
5 Years	21.15
1 Year	40.51

Series II Shares
Inception (10/16/00)	4.73%
10 Years	15.07
5 Years	20.83
1 Year	40.16

Effective May 24, 2019, Non-Service and Service shares of the Oppenheimer Discovery Mid Cap Growth Fund/VA, (the predecessor fund) were reorganized into Series I and Series II shares, respectively, of Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (renamed Invesco V.I. Discovery Mid Cap Growth Fund on April 30, 2021). Returns shown above, for periods ending on or prior to May 24, 2019, for Series I and Series II shares are those of the Non-Service shares and Service shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Discovery Mid Cap Growth Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Discovery Mid Cap Growth Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Discovery Mid Cap Growth Fund

Schedule of Investments(a)

June 30, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-97.84%

Aerospace & Defense-0.74%
Howmet Aerospace, Inc.(b)	257,586	$ 8,878,989

Air Freight & Logistics-0.92%
XPO Logistics, Inc.(b)	78,988	11,049,631

Apparel Retail-1.42%
Burlington Stores, Inc.(b)	52,719	16,974,991

Application Software-10.74%
Avalara, Inc.(b)	96,160	15,558,688
Bill.com Holdings, Inc.(b)	49,503	9,067,959
Coupa Software, Inc.(b)	59,644	15,633,289
DocuSign, Inc.(b)	61,477	17,187,125
Five9, Inc.(b)	82,778	15,180,657
HubSpot, Inc.(b)	45,386	26,447,330
Synopsys, Inc.(b)	107,168	29,555,863
		128,630,911

Asset Management & Custody Banks-1.47%
KKR & Co., Inc., Class A	297,373	17,616,377

Auto Parts & Equipment-1.51%
Aptiv PLC(b)	114,878	18,073,756

Automotive Retail-1.97%
Carvana Co.(b)(c)	25,694	7,754,963
Lithia Motors, Inc., Class A	46,153	15,860,017
		23,614,980

Biotechnology-1.17%
Alnylam Pharmaceuticals, Inc.(b)	45,197	7,661,795
Natera, Inc.(b)	55,813	6,336,450
		13,998,245

Brewers-0.75%
Boston Beer Co., Inc. (The), Class A(b)(c)	8,795	8,977,936

Building Products-3.41%
Advanced Drainage Systems, Inc.	76,368	8,902,218
Trane Technologies PLC	93,439	17,205,857
Trex Co., Inc.(b)(c)	144,252	14,743,997
		40,852,072

Casinos & Gaming-1.12%
Boyd Gaming Corp.	217,434	13,370,017

Communications Equipment-1.29%
Motorola Solutions, Inc.	71,275	15,455,984

Construction Machinery & Heavy Trucks-0.67%
Oshkosh Corp.	63,922	7,967,238

Construction Materials-0.57%
Eagle Materials, Inc.	47,960	6,815,596

Copper-0.73%
Freeport-McMoRan, Inc.	233,956	8,682,107

	Shares	Value
Data Processing & Outsourced Services-0.48%
Marqeta, Inc., Class A(b)(c)	205,362	$ 5,764,511

Diversified Chemicals-0.82%
Eastman Chemical Co.	84,439	9,858,253

Electrical Components & Equipment-4.69%
AMETEK, Inc.	145,008	19,358,568
Generac Holdings, Inc.(b)	63,995	26,567,524
Regal Beloit Corp.	76,955	10,274,262
		56,200,354

Electronic Equipment & Instruments-3.61%
Trimble, Inc.(b)	250,505	20,498,824
Zebra Technologies Corp., Class A(b)	42,988	22,761,716
		43,260,540

Financial Exchanges & Data-2.00%
MSCI, Inc.	44,868	23,918,233

Health Care Equipment-4.11%
IDEXX Laboratories, Inc.(b)	43,683	27,587,999
Insulet Corp.(b)(c)	36,152	9,924,085
Masimo Corp.(b)	48,295	11,709,123
		49,221,207

Health Care Facilities-0.66%
Tenet Healthcare Corp.(b)	117,854	7,895,039

Health Care Services-1.27%
Amedisys, Inc.(b)	32,268	7,903,401
Guardant Health, Inc.(b)	59,207	7,352,918
		15,256,319

Health Care Supplies-3.12%
Align Technology, Inc.(b)	26,790	16,368,690
West Pharmaceutical Services, Inc.	58,490	21,003,759
		37,372,449

Health Care Technology-1.20%
Veeva Systems, Inc., Class A(b)	46,398	14,427,458

Home Improvement Retail-1.46%
Floor & Decor Holdings, Inc., Class A(b)	164,941	17,434,264

Homebuilding-0.54%
TopBuild Corp.(b)	32,775	6,482,240

Homefurnishing Retail-1.20%
RH(b)(c)	21,118	14,339,122

Hotels, Resorts & Cruise Lines-1.28%
Hilton Worldwide Holdings, Inc.(b)	126,826	15,297,752

Industrial Machinery-3.67%
Chart Industries, Inc.(b)	47,300	6,920,936
IDEX Corp.	68,885	15,158,145
ITT, Inc.	142,724	13,072,091
Middleby Corp. (The)(b)	50,535	8,755,694
		43,906,866

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Discovery Mid Cap Growth Fund

	Shares	Value
Interactive Media & Services-1.59%
Pinterest, Inc., Class A(b)	95,353	$ 7,528,119
Zillow Group, Inc., Class C(b)(c)	93,873	11,473,158
		19,001,277

Internet & Direct Marketing Retail-1.24%
Chewy, Inc., Class A(b)(c)	186,761	14,886,719

Internet Services & Infrastructure-2.87%
MongoDB, Inc.(b)(c)	41,789	15,107,559
Twilio, Inc., Class A(b)	48,863	19,259,840
		34,367,399

Investment Banking & Brokerage-0.73%
LPL Financial Holdings, Inc.	65,206	8,801,506

IT Consulting & Other Services-3.16%
EPAM Systems, Inc.(b)	45,093	23,040,719
Globant S.A.(b)	67,805	14,861,500
		37,902,219

Leisure Facilities-0.70%
Vail Resorts, Inc.(b)	26,330	8,333,972

Life Sciences Tools & Services-5.27%
Bio-Rad Laboratories, Inc., Class A(b)	9,891	6,372,672
Charles River Laboratories International, Inc.(b)	60,700	22,454,144
Maravai LifeSciences Holdings, Inc., Class A(b)(c)	192,733	8,042,748
Mettler-Toledo International, Inc.(b)	10,027	13,890,804
Repligen Corp.(b)	62,154	12,407,182
		63,167,550

Movies & Entertainment-1.05%
Roku, Inc.(b)	27,433	12,598,605

Office REITs-0.63%
Alexandria Real Estate Equities, Inc.	41,619	7,572,161

Packaged Foods & Meats-0.43%
Freshpet, Inc.(b)	31,797	5,181,639

Paper Packaging-1.45%
Avery Dennison Corp.	82,792	17,406,190

Pharmaceuticals-1.37%
Catalent, Inc.(b)	152,047	16,439,322

Real Estate Services-0.48%
Jones Lang LaSalle, Inc.(b)	29,286	5,724,242

Regional Banks-2.71%
First Republic Bank	97,158	18,185,063
SVB Financial Group(b)	25,662	14,279,107
		32,464,170

Restaurants-1.66%
Chipotle Mexican Grill, Inc.(b)	5,436	8,427,648
Texas Roadhouse, Inc.	118,514	11,401,047
		19,828,695

Investment Abbreviations:

REIT - Real Estate Investment Trust

	Shares	Value
Semiconductor Equipment-4.25%
Enphase Energy, Inc.(b)	50,067	$9,193,803

Entegris, Inc.	176,769	21,737,284

KLA Corp.	29,544	9,578,460

Teradyne, Inc.	77,928	10,439,235

		50,948,782

Semiconductors-3.14%
Marvell Technology, Inc.	161,953	9,446,719

Monolithic Power Systems, Inc.	75,283	28,114,436

		37,561,155

Specialty Stores-1.80%
Five Below, Inc.(b)	81,200	15,693,524

Tractor Supply Co.	31,503	5,861,448

		21,554,972

Systems Software-1.61%
Crowdstrike Holdings, Inc., Class A(b)	73,283	18,416,751

SentinelOne, Inc.	20,924	889,270

		19,306,021

Trading Companies & Distributors-1.41%
SiteOne Landscape Supply, Inc.(b)	44,179	7,477,737

United Rentals, Inc.(b)	29,389	9,375,385

		16,853,122

Trucking-1.70%
Old Dominion Freight Line, Inc.	80,137	20,338,771

Total Common Stocks & Other Equity Interests (Cost $786,200,603)		1,171,831,926

Money Market Funds-1.77%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	7,609,113	7,609,113

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	4,844,689	4,846,627

Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	8,696,128	8,696,128

Total Money Market Funds (Cost $21,151,800)		21,151,868

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.61% (Cost $807,352,403)		1,192,983,794

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.42%
Invesco Private Government Fund, 0.02%(d)(e)(f)	23,072,758	23,072,758

Invesco Private Prime Fund, 0.12%(d)(e)(f)	53,814,910	53,836,437

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $76,909,195)		76,909,195

TOTAL INVESTMENTS IN SECURITIES-106.03% (Cost $884,261,598) 1,269,892,989

OTHER ASSETS LESS LIABILITIES–(6.03)%		(72,226,427)

NET ASSETS-100.00%		$1,197,666,562

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Discovery Mid Cap Growth Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 4,694,901	$ 63,174,820	$ (60,260,608)	$ -	$ -	$ 7,609,113	$ 763
Invesco Liquid Assets Portfolio, Institutional Class	3,353,072	44,536,512	(43,043,293)	73	263	4,846,627	379
Invesco Treasury Portfolio, Institutional Class	5,365,601	72,199,794	(68,869,267)	-	-	8,696,128	309
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	41,703,757	(18,630,999)	-	-	23,072,758	206	*
Invesco Private Prime Fund	-	83,423,895	(29,587,458)	-	-	53,836,437	3,431	*
Total	$13,413,574	$305,038,778	$(220,391,625)	$73	$263	$98,061,063	$5,088

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2021

Information Technology	31.15%
Health Care	18.17
Industrials	17.21
Consumer Discretionary	15.90
Financials	6.91
Materials	3.57
Communication Services	2.64
Other Sectors, Each Less than 2% of Net Assets	2.29
Money Market Funds Plus Other Assets Less Liabilities	2.16

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Discovery Mid Cap Growth Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $ 786,200,603)*	$1,171,831,926
Investments in affiliated money market funds, at value (Cost $ 98,060,995)	98,061,063
Cash	554,715
Receivable for:
Investments sold	9,373,516
Fund shares sold	163,256
Dividends	227,425
Investment for trustee deferred compensation and retirement plans	190,994
Total assets	1,280,402,895

Liabilities:
Payable for:
Investments purchased	2,549,705
Fund shares reacquired	1,960,372
Collateral upon return of securities loaned	76,909,195
Accrued fees to affiliates	938,260
Accrued other operating expenses	175,552
Trustee deferred compensation and retirement plans	203,249
Total liabilities	82,736,333
Net assets applicable to shares outstanding	$1,197,666,562

Net assets consist of:
Shares of beneficial interest	$511,166,992
Distributable earnings	686,499,570
$1,197,666,562

Net Assets:
Series I	$995,878,595
Series II	$201,787,967

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	8,521,513
Series II	1,885,469
Series I:
Net asset value per share	$116.87
Series II:
Net asset value per share	$107.02

*	At June 30, 2021, securities with an aggregate value of $73,692,698 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:
Dividends	$1,519,093

Dividends from affiliated money market funds (includes securities lending income of $1,332)	2,783

Total investment income	1,521,876

Expenses:
Advisory fees	3,824,725

Administrative services fees	921,429

Custodian fees	1,821

Distribution fees - Series II	245,435

Transfer agent fees	44,012

Trustees’ and officers’ fees and benefits	14,689

Reports to shareholders	28,559

Professional services fees	24,214

Taxes	2,378

Other	7,534

Total expenses	5,114,796

Less: Fees waived	(216,040)

Net expenses	4,898,756

Net investment income (loss)	(3,376,880)

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	180,574,515

Affiliated investment securities	263

180,574,778

Change in net unrealized appreciation (depreciation) of: Unaffiliated investment securities	(72,502,005)

Affiliated investment securities	73

(72,501,932)

Net realized and unrealized gain	108,072,846

Net increase in net assets resulting from operations	$104,695,966

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Discovery Mid Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30, 2021	December 31, 2020
Operations:
Net investment income (loss)	$(3,376,880)	$(3,715,026)

Net realized gain	180,574,778	129,594,081
Change in net unrealized appreciation (depreciation)	(72,501,932)	232,836,358

Net increase in net assets resulting from operations	104,695,966	358,715,413

Distributions to shareholders from distributable earnings:
Series I	—	(59,869,406)

Series II	—	(5,791,819)

Total distributions from distributable earnings	—	(65,661,225)

Share transactions-net:
Series I	(54,829,489)	33,303,183

Series II	(11,830,774)	88,537,075

Net increase (decrease) in net assets resulting from share transactions	(66,660,263)	121,840,258

Net increase in net assets	38,035,703	414,894,446

Net assets:
Beginning of period	1,159,630,859	744,736,413

End of period	$1,197,666,562	$1,159,630,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Discovery Mid Cap Growth Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Series I
Six months ended 06/30/21	$106.94	$(0.30)		$10.23	$ 9.93	$ –	$ –	$ –	$116.87	9.29%	$995,879	0.80	%(e)	0.84	%(e)	(0.54	)%(e)	39%
Year ended 12/31/20	83.82	(0.32)		30.78	30.46	(0.04)	(7.30)	(7.34)	106.94	40.70	963,414	0.80		0.86		(0.37)		87
Year ended 12/31/19	68.65	0.04	(f)	26.04	26.08	–	(10.91)	(10.91)	83.82	39.37	693,424	0.80		0.87		0.05	(f)	76
Year ended 12/31/18	84.21	(0.19)		(3.07)	(3.26)	–	(12.30)	(12.30)	68.65	(6.08)	586,273	0.80		0.86		(0.23)		104
Year ended 12/31/17	72.65	(0.10)		20.08	19.98	(0.03)	(8.39)	(8.42)	84.21	28.79	694,675	0.80		0.84		(0.12)		105
Year ended 12/31/16	76.85	0.03		1.69	1.72	–	(5.92)	(5.92)	72.65	2.34	603,708	0.80		0.84		0.04		141
Series II
Six months ended 06/30/21	98.05	(0.40)		9.37	8.97	–	–	–	107.02	9.15	201,788	1.05	(e)	1.09	(e)	(0.79	)(e)	39
Year ended 12/31/20	77.70	(0.50)		28.15	27.65	–	(7.30)	(7.30)	98.05	40.24	196,217	1.05		1.11		(0.62)		87
Year ended 12/31/19	64.41	(0.14	)(f)	24.34	24.20	–	(10.91)	(10.91)	77.70	39.01	51,312	1.05		1.12		(0.19	)(f)	76
Year ended 12/31/18	79.87	(0.37)		(2.79)	(3.16)	–	(12.30)	(12.30)	64.41	(6.31)	35,054	1.05		1.11		(0.48)		104
Year ended 12/31/17	69.43	(0.28)		19.11	18.83	–	(8.39)	(8.39)	79.87	28.46	39,599	1.05		1.09		(0.37)		105
Year ended 12/31/16	73.88	(0.15)		1.62	1.47	–	(5.92)	(5.92)	69.43	2.08	32,252	1.05		1.09		(0.21)		141

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended December 31, 2019, 2018, 2017 and 2016, respectively.
(d)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $123,217,891 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Mid Cap Growth Fund into the Fund.

(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $975,370 and $197,975 for Series I and Series II shares, respectively.
(f)

Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the year ended December 31, 2019. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $(0.13) and (0.16)% for Series I Shares and $(0.30) and (0.40)% for Series II Shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Discovery Mid Cap Growth Fund

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Discovery Mid Cap Growth Fund, formerly Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

    The Fund’s investment objective is to seek capital appreciation.

    The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

Invesco V.I. Discovery Mid Cap Growth Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

Invesco V.I. Discovery Mid Cap Growth Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate

First $200 million	0.750%

Next $200 million	0.720%

Next $200 million	0.690%

Next $200 million	0.660%

Next $700 million	0.600%

Over $1.5 billion	0.580%

*	The advisory fee payable by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with Invesco.

    For the six months ended June 30, 2021, the effective advisory fee rate incurred by the Fund was 0.66%.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

    The Adviser has contractually agreed, through at least April 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement excluding certain items discussed below) of Series I shares to 0.80% and Series II shares to 1.05% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

    For the six months ended June 30, 2021, the Adviser waived advisory fees of $216,040.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2021, Invesco was paid $82,927 for accounting and fund administrative services and was reimbursed $838,502 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2021, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. Discovery Mid Cap Growth Fund

    The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$1,171,831,926	$–	$–	$1,171,831,926

Money Market Funds	21,151,868	76,909,195	–	98,061,063

Total Investments	$1,192,983,794	$76,909,195	$–	$1,269,892,989

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of December 31, 2020.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $446,323,128 and $532,553,524, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$391,425,315

Aggregate unrealized (depreciation) of investments	(6,885,260)

Net unrealized appreciation of investments	$384,540,055

    Cost of investments for tax purposes is $885,352,934.

NOTE 8–Share Information

	Summary of Share Activity
	Six months ended		Year ended
	June 30, 2021(a)		December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Series I	182,367	$20,334,681	1,005,686	$81,011,069

Series II	120,433	12,315,858	1,316,158	93,201,526

Issued as reinvestment of dividends:
Series I	-	-	839,683	59,869,406

Series II	-	-	88,384	5,791,819

Issued in connection with acquisitions:(b)
Series I	-	-	803,912	57,978,197

Series II	-	-	775,472	51,406,035

Invesco V.I. Discovery Mid Cap Growth Fund

	Summary of Share Activity
	Six months ended		Year ended
	June 30, 2021(a)		December 31, 2020
	Shares	Amount	Shares	Amount
Reacquired:
Series I	(670,186)	$(75,164,170)	(1,912,557)	$(165,555,489)
Series II	(236,171)	(24,146,632)	(839,168)	(61,862,305)
Net increase (decrease) in share activity	(603,557)	$(66,660,263)	2,077,570	$121,840,258

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)

After the close of business on April 30, 2020, the Fund acquired all the net assets of Invesco V.I. Mid Cap Growth Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on February 14, 2020 and by the shareholders of the Target Fund on April 24, 2020. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 1,579,384 shares of the Fund for 30,799,415 shares outstanding of the Target Fund as of the close of business on April 30, 2020. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, April 30, 2020. The Target Fund’s net assets as of the close of business on April 30, 2020 of $109,384,232, including $25,370,264 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $753,884,659 and $863,268,891 immediately after the acquisition.

The pro forma results of operations for the year ended December 31, 2020 assuming the reorganization had been completed on January 1, 2020, the beginning of the annual reporting period are as follows:

Net investment income (loss)	$(4,379,802)
Net realized/unrealized gains	349,391,558
Change in net assets resulting from operations	$345,011,756

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since May 1, 2020.

Invesco V.I. Discovery Mid Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/21)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,092.80	$4.15	$1,020.83	$4.01	0.80%
Series II	1,000.00	1,091.40	5.44	1,019.59	5.26	1.05

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Discovery Mid Cap Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Discovery Mid Cap Growth Fund’s (formerly, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund) (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the

Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B. Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Russell Midcap® Growth Index (Index). The Board noted that performance of Series I shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one and three year periods, and reasonably comparable to the performance of the Index for the five year period. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other

Invesco V.I. Discovery Mid Cap Growth Fund

performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco

Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the

Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Discovery Mid Cap Growth Fund

Semiannual Report to Shareholders	June 30, 2021

Invesco V.I. Diversified Dividend Fund

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/ esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VIDDI-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/20 to 6/30/21, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	12.87%
Series II Shares	12.74
S&P 500 Index▼ (Broad Market Index)	15.25
Russell 1000 Value Index▼ (Style-Specific Index)	17.05
Lipper VUF Large-Cap Value Funds Index∎ (Peer Group Index)	17.35
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper VUF Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value variable insurance underlying funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Effective June 1, 2010, Class X and Class Y shares of the predecessor fund, Morgan Stanley Variable Investment Series Dividend Growth Portfolio, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Series I and Series II shares, respectively, of Invesco V.I. Dividend Growth Fund (renamed Invesco V.I. Diversified Dividend Fund on April 30, 2012). Returns shown above, prior to June 1, 2010, for Series I and Series II shares are those of the Class X shares and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your vari-

able product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Diversified Dividend Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect

Average Annual Total Returns
As of 6/30/21

Series I Shares
Inception (3/1/90)	8.21%
10 Years	10.62
5 Years	8.36
1 Year	32.95

Series II Shares
Inception (6/5/00)	6.05%
10 Years	10.34
5 Years	8.09
1 Year	32.66

sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Diversified Dividend Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Diversified Dividend Fund

Schedule of Investments(a)

June 30, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–95.76%
Aerospace & Defense–1.82%
General Dynamics Corp.	16,606	$3,126,246
Raytheon Technologies Corp.	66,936	5,710,310
		8,836,556

Agricultural & Farm Machinery–0.94%
Deere & Co.	12,995	4,583,466

Air Freight & Logistics–1.04%
United Parcel Service, Inc., Class B	24,365	5,067,189

Apparel Retail–1.45%
TJX Cos., Inc. (The)	104,929	7,074,313

Apparel, Accessories & Luxury Goods–0.55%
Columbia Sportswear Co.	27,233	2,678,638

Brewers–3.39%
Anheuser-Busch InBev S.A./N.V. (Belgium)	102,777	7,401,409
Heineken N.V. (Netherlands)	75,109	9,105,388
		16,506,797

Cable & Satellite–2.35%
Comcast Corp., Class A	200,507	11,432,909

Communications Equipment–1.85%
Cisco Systems, Inc.	169,898	9,004,594

Construction Machinery & Heavy Trucks–0.90%
Cummins, Inc.	18,015	4,392,237

Consumer Finance–1.58%
American Express Co.	46,431	7,671,794

Data Processing & Outsourced Services–2.34%
Automatic Data Processing, Inc.	28,538	5,668,218
Fidelity National Information Services, Inc.	40,359	5,717,659
		11,385,877

Diversified Banks–2.40%
Bank of America Corp.	282,752	11,657,865

Diversified Chemicals–1.01%
BASF SE (Germany)	62,328	4,911,568

Electric Utilities–5.80%
American Electric Power Co., Inc.	52,952	4,479,210
Duke Energy Corp.	57,656	5,691,800
Entergy Corp.	119,390	11,903,183
Exelon Corp.	139,103	6,163,654
		28,237,847

Electrical Components & Equipment–2.28%
ABB Ltd. (Switzerland)	213,270	7,239,341
Emerson Electric Co.	39,845	3,834,683
		11,074,024

	Shares	Value
Fertilizers & Agricultural Chemicals–0.58%
Nutrien Ltd. (Canada)	46,217	$2,800,386

Food Distributors–0.61%
Sysco Corp.	37,896	2,946,414

General Merchandise Stores–2.26%
Target Corp.	45,488	10,996,269

Health Care Equipment–1.65%
Medtronic PLC	64,539	8,011,226

Household Products–2.31%
Procter & Gamble Co. (The)	83,156	11,220,239

Industrial Conglomerates–1.50%
3M Co.	36,710	7,291,707

Industrial Machinery–3.02%
Flowserve Corp.	181,763	7,328,685
Pentair PLC	80,235	5,415,060
Stanley Black & Decker, Inc.	9,585	1,964,829
		14,708,574

Integrated Oil & Gas–2.71%
Suncor Energy, Inc. (Canada)	150,911	3,614,511
TotalEnergies SE (France)	210,895	9,567,746
		13,182,257

Integrated Telecommunication Services–2.76%
AT&T, Inc.	252,676	7,272,015
Deutsche Telekom AG (Germany)	290,307	6,137,357
		13,409,372

Investment Banking & Brokerage–0.91%
Charles Schwab Corp. (The)	60,651	4,415,999

IT Consulting & Other Services–1.55%
International Business Machines Corp.	51,590	7,562,578

Motorcycle Manufacturers–1.36%
Harley-Davidson, Inc.	144,277	6,610,772

Movies & Entertainment–1.01%
Walt Disney Co. (The)(b)	27,965	4,915,408

Multi-line Insurance–2.61%
Hartford Financial Services Group, Inc. (The)	205,282	12,721,326

Multi-Utilities–3.80%
Consolidated Edison, Inc.	9,321	668,502
Dominion Energy, Inc.	147,607	10,859,447
Sempra Energy	52,618	6,970,833
		18,498,782

Oil & Gas Exploration & Production–2.20%
ConocoPhillips	175,529	10,689,716

Packaged Foods & Meats–8.24%
Campbell Soup Co.	186,570	8,505,726
General Mills, Inc.	165,036	10,055,644

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Dividend Fund

	Shares	Value
Packaged Foods & Meats–(continued)
Kraft Heinz Co. (The)	160,735	$6,554,773
Mondelez International, Inc., Class A	115,719	7,225,494
Nestle S.A. (Switzerland)	62,311	7,759,923
		40,101,560

Paper Packaging–2.99%
Avery Dennison Corp.	18,318	3,851,176
International Paper Co.	105,160	6,447,360
Sonoco Products Co.	63,929	4,276,850
		14,575,386

Personal Products–1.21%
L’Oreal S.A. (France)	13,256	5,911,003

Pharmaceuticals–7.36%
Bayer AG (Germany)	47,638	2,893,613
Bristol-Myers Squibb Co.	83,740	5,595,507
Eli Lilly and Co.	33,087	7,594,128
Johnson & Johnson	59,984	9,881,764
Merck & Co., Inc.	126,850	9,865,125
		35,830,137

Property & Casualty Insurance–1.88%
Travelers Cos., Inc. (The)	61,146	9,154,168

Regional Banks–8.20%
Comerica, Inc.	106,353	7,587,223
Cullen/Frost Bankers, Inc.	44,166	4,946,592
Fifth Third Bancorp	135,351	5,174,469
M&T Bank Corp.	63,004	9,155,111
PNC Financial Services Group, Inc. (The)	28,368	5,411,480
Zions Bancorporation N.A.	144,512	7,638,904
		39,913,779

	Shares	Value
Restaurants–0.33%
Darden Restaurants, Inc.	11,086	$1,618,445

Semiconductors–1.03%
Broadcom, Inc.	10,507	5,010,158

Soft Drinks–1.95%
Coca-Cola Co. (The)	175,795	9,512,267

Specialized REITs–0.94%
Weyerhaeuser Co.	132,596	4,563,954

Specialty Chemicals–1.09%
DuPont de Nemours, Inc.	68,508	5,303,204
Total Common Stocks & Other Equity Interests (Cost $320,492,182)		465,990,760

Money Market Funds–3.45%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	5,203,865	5,203,865
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	5,617,145	5,619,392
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	5,947,274	5,947,274
Total Money Market Funds (Cost $16,769,290)		16,770,531
TOTAL INVESTMENTS IN SECURITIES-99.21% (Cost $337,261,472)		482,761,291
OTHER ASSETS LESS LIABILITIES–0.79%		3,846,155
NET ASSETS–100.00%		$486,607,446

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$ 5,256,244	$11,747,875	$(11,800,254)	$ -	$ -	$ 5,203,865	$ 748

Invesco Liquid Assets Portfolio, Institutional Class	5,597,164	8,391,339	(8,369,671)	417	143	5,619,392	595

Invesco Treasury Portfolio, Institutional Class	6,007,135	13,426,143	(13,486,004)	-	-	5,947,274	300

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	-	2,203,439	(2,203,439)	-	-	-	2*

Invesco Private Prime Fund	-	3,437,363	(3,437,363)	-	-	-	28*

Total	$16,860,543	$39,206,159	$(39,296,731)	$417	$143	$16,770,531	$1,673

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Dividend Fund

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2021

Consumer Staples	17.71%
Financials	17.58
Industrials	11.50
Utilities	9.60
Health Care	9.01
Information Technology	6.77
Communication Services	6.12
Consumer Discretionary	5.95
Materials	5.67
Energy	4.91
Real Estate	0.94
Money Market Funds Plus Other Assets Less Liabilities	4.24

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Dividend Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:

Investments in securities, at value (Cost $320,492,182)	$465,990,760
Investments in affiliated money market funds, at value (Cost $16,769,290)	16,770,531
Foreign currencies, at value (Cost $22,570)	22,433
Receivable for:
Investments sold	6,052,154
Fund shares sold	180,327
Dividends	876,350
Investment for trustee deferred compensation and retirement plans	93,741
Total assets	489,986,296

Liabilities:
Payable for:
Investments purchased	2,644,847
Fund shares reacquired	108,909
Accrued fees to affiliates	423,712
Accrued other operating expenses	75,763
Trustee deferred compensation and retirement plans	125,619
Total liabilities	3,378,850
Net assets applicable to shares outstanding	$486,607,446

Net assets consist of:
Shares of beneficial interest	$309,138,424
Distributable earnings	177,469,022
$486,607,446

Net Assets:
Series I	$248,137,609
Series II	$238,469,837

Shares outstanding, no par value, with an unlimited number of shares authorized:

Series I	8,546,993
Series II	8,288,275
Series I: Net asset value per share	$29.03

Series II: Net asset value per share	$28.77

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $275,304)	$6,364,809

Dividends from affiliated money market funds (includes securities lending income of $37,162)	38,805

Total investment income	6,403,614

Expenses:
Advisory fees	1,147,828

Administrative services fees	387,676

Custodian fees	20,847

Distribution fees - Series II	286,716

Transfer agent fees	13,139

Trustees’ and officers’ fees and benefits	11,191

Reports to shareholders	8,673

Professional services fees	19,704

Other	6,165

Total expenses	1,901,939

Less: Fees waived	(4,278)

Net expenses	1,897,661

Net investment income	4,505,953

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	16,612,933

Affiliated investment securities	143

Foreign currencies	75,463

Forward foreign currency contracts	(456,889)

16,231,650

Change in net unrealized appreciation (depreciation) of: Unaffiliated investment securities	35,494,157

Affiliated investment securities	417

Foreign currencies	(17,959)

Forward foreign currency contracts	625,279

36,101,894

Net realized and unrealized gain	52,333,544

Net increase in net assets resulting from operations	$56,839,497

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Dividend Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30, 2021	December 31, 2020

Operations:
Net investment income	$4,505,953	$9,797,518

Net realized gain	16,231,650	2,111,182

Change in net unrealized appreciation (depreciation)	36,101,894	(18,500,334)

Net increase (decrease) in net assets resulting from operations	56,839,497	(6,591,634)

Distributions to shareholders from distributable earnings:
Series I	–	(12,417,884)

Series II	–	(11,140,091)

Total distributions from distributable earnings	–	(23,557,975)

Share transactions–net:
Series I	(14,454,588)	(28,690,500)

Series II	(7,084,228)	(5,459,331)

Net increase (decrease) in net assets resulting from share transactions	(21,538,816)	(34,149,831)

Net increase (decrease) in net assets	35,300,681	(64,299,440)

Net assets:
Beginning of period	451,306,765	515,606,205

End of period	$486,607,446	$451,306,765

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Dividend Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/21	$25.72	$0.28	$ 3.03	$ 3.31	$ –	$ –	$ –	$29.03	12.87%	$248,138	0.68	%(d)	0.68	%(d)	2.03	%(d)	14%
Year ended 12/31/20	27.23	0.58	(0.67)	(0.09)	(0.77)	(0.65)	(1.42)	25.72	0.14	233,073	0.70		0.70		2.41		9
Year ended 12/31/19	23.70	0.67	5.15	5.82	(0.80)	(1.49)	(2.29)	27.23	25.09	278,727	0.65		0.65		2.54		7
Year ended 12/31/18	27.18	0.63	(2.53)	(1.90)	(0.65)	(0.93)	(1.58)	23.70	(7.57)	337,461	0.64		0.65		2.38		10
Year ended 12/31/17	26.38	0.56	1.65	2.21	(0.46)	(0.95)	(1.41)	27.18	8.58	437,104	0.64		0.65		2.06		16
Year ended 12/31/16	23.27	0.50	2.93	3.43	(0.32)	–	(0.32)	26.38	14.81	439,857	0.66		0.68		2.02		14
Series II
Six months ended 06/30/21	25.52	0.24	3.01	3.25	–	–	–	28.77	12.74	238,470	0.93	(d)	0.93	(d)	1.78	(d)	14
Year ended 12/31/20	27.03	0.52	(0.68)	(0.16)	(0.71)	(0.64)	(1.35)	25.52	(0.13)	218,234	0.95		0.95		2.16		9
Year ended 12/31/19	23.54	0.60	5.11	5.71	(0.73)	(1.49)	(2.22)	27.03	24.77	236,880	0.90		0.90		2.29		7
Year ended 12/31/18	27.00	0.56	(2.51)	(1.95)	(0.58)	(0.93)	(1.51)	23.54	(7.78)	204,889	0.89		0.90		2.13		10
Year ended 12/31/17	26.23	0.49	1.64	2.13	(0.41)	(0.95)	(1.36)	27.00	8.31	242,614	0.89		0.90		1.81		16
Year ended 12/31/16	23.16	0.43	2.92	3.35	(0.28)	–	(0.28)	26.23	14.54	215,614	0.91		0.93		1.77		14

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $245,436 and $231,274 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Diversified Dividend Fund

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Diversified Dividend Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

Invesco V.I. Diversified Dividend Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement

Invesco V.I. Diversified Dividend Fund

based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.545%

Next $750 million	0.420%

Next $1 billion	0.395%

Over $2 billion	0.370%

For the six months ended June 30, 2021, the effective advisory fee rate incurred by the Fund was 0.49%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2021, the Adviser waived advisory fees of $4,278.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2021, Invesco was paid $33,555 for accounting and fund administrative services and was reimbursed $354,121 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2021, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.

Invesco V.I. Diversified Dividend Fund

Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$405,063,412	$60,927,348	$–	$465,990,760

Money Market Funds	16,770,531	–	–	16,770,531

Total Investments	$421,833,943	$60,927,348	$–	$482,761,291

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk

Realized Gain (Loss):
Forward foreign currency contracts	$(456,889)

Change in Net Unrealized Appreciation:
Forward foreign currency contracts	625,279

Total	$ 168,390

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts

Average notional value	$16,935,837

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Invesco V.I. Diversified Dividend Fund

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of December 31, 2020.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $64,045,667 and $85,081,504, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$149,710,362

Aggregate unrealized (depreciation) of investments	(4,436,064)

Net unrealized appreciation of investments	$145,274,298

    Cost of investments for tax purposes is $337,486,993.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2021(a)		December 31, 2020

	Shares	Amount	Shares	Amount

Sold:
Series I	437,614	$12,154,103	601,614	$14,369,100

Series II	303,312	8,361,075	566,840	13,201,510

Issued as reinvestment of dividends:
Series I	-	-	527,075	12,417,884

Series II	-	-	476,276	11,140,091

Reacquired:
Series I	(951,738)	(26,608,691)	(2,302,436)	(55,477,484)

Series II	(565,536)	(15,445,303)	(1,257,557)	(29,800,932)

Net increase (decrease) in share activity	(776,348)	$(21,538,816)	(1,388,188)	$(34,149,831)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 65% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Diversified Dividend Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

    The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/21)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,128.70	$3.59	$1,021.42	$3.41	0.68%
Series II	1,000.00	1,127.40	4.91	1,020.18	4.66	0.93

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Diversified Dividend Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Diversified Dividend Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Value Index (Index). The Board noted that performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one and five year periods, and the fourth quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe. The Board noted that the Fund’s overweight exposure to certain sectors detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco V.I. Diversified Dividend Fund

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2020.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.

The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Diversified Dividend Fund

Semiannual Report to Shareholders	June 30, 2021

Invesco V.I. Equally-Weighted S&P 500 Fund

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/ esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	MS-VIEWSP-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/20 to 6/30/21, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	18.89%
Series II Shares	18.76
S&P 500 Index▼ (Broad Market Index)	15.25
S&P 500 Equal Weight Index▼ (Style-Specific Index)	19.18
Lipper VUF Multi-Cap Core Funds Index∎ (Peer Group Index)	15.16
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

  The S&P 500® Equal Weight Index is the equally weighted version of the S&P 500® Index, which is considered representative of the US stock market.

    The Lipper VUF Multi-Cap Core Funds Index is an unmanaged index considered representative of multicap core variable insurance underlying funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/21

Series I Shares*
Inception (11/9/94)	11.37%
10 Years	13.34
5 Years	15.36
1 Year	50.04

Series II Shares*
Inception (7/24/00)	9.74%
10 Years	13.05
5 Years	15.07
1 Year	49.61

*Amount includes the effect of the Adviser pay-in for an economic loss as a result of a delay in rebalancing to the Underlying Index that occurred on April 24, 2020. Had the pay-in not been made, the total return would have been lower.

Effective June 1, 2010, Class X and Class Y shares of the predecessor fund, Morgan Stanley Select Dimensions Investment Series Equally-Weighted S&P 500 Portfolio, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Series I and Series II shares, respectively, of Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund (renamed Invesco V.I. Equally-Weighted S&P 500 Fund on April 30, 2012). Returns shown above, prior to June 1, 2010, for Series I and Series II shares are those of the Class X shares and Class Y shares the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Equally-Weighted S&P 500 Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Equally-Weighted S&P 500 Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Equally-Weighted S&P 500 Fund

Schedule of Investments(a)

June 30, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.96%
Advertising–0.37%
Interpublic Group of Cos., Inc. (The)	22,198	$721,213
Omnicom Group, Inc.	9,042	723,270
		1,444,483

Aerospace & Defense–2.10%
Boeing Co. (The)(b)	3,066	734,491
General Dynamics Corp.	3,960	745,510
Howmet Aerospace, Inc.(b)	21,439	739,002
Huntington Ingalls Industries, Inc.	3,432	723,294
L3Harris Technologies, Inc.	3,397	734,262
Lockheed Martin Corp.	1,955	739,674
Northrop Grumman Corp.	2,022	734,855
Raytheon Technologies Corp.	8,538	728,377
Teledyne Technologies, Inc.(b)	1,788	748,868
Textron, Inc.	11,088	762,522
TransDigm Group, Inc.(b)	1,146	741,794
		8,132,649

Agricultural & Farm Machinery–0.20%
Deere & Co.	2,220	783,016

Agricultural Products–0.18%
Archer-Daniels-Midland Co.	11,489	696,233

Air Freight & Logistics–0.78%
C.H. Robinson Worldwide, Inc.	7,582	710,206
Expeditors International of Washington, Inc.	6,035	764,031
FedEx Corp.	2,561	764,023
United Parcel Service, Inc., Class B	3,733	776,352
		3,014,612

Airlines–0.90%
Alaska Air Group, Inc.(b)	11,580	698,390
American Airlines Group, Inc.(b)	32,226	683,513
Delta Air Lines, Inc.(b)	16,307	705,441
Southwest Airlines Co.(b)	13,172	699,301
United Airlines Holdings, Inc.(b)(c)	13,417	701,575
		3,488,220

Alternative Carriers–0.18%
Lumen Technologies, Inc.	50,351	684,270

Apparel Retail–0.82%
Gap, Inc. (The)	23,469	789,732
L Brands, Inc.	11,317	815,503
Ross Stores, Inc.	6,315	783,060
TJX Cos., Inc. (The)	11,531	777,420
		3,165,715

Apparel, Accessories & Luxury Goods–1.14%
Hanesbrands, Inc.	38,826	724,882
PVH Corp.(b)	6,708	721,714
Ralph Lauren Corp.	6,178	727,830
Tapestry, Inc.(b)	17,117	744,247
Under Armour, Inc., Class A(b)	18,691	395,315

	Shares	Value
Apparel, Accessories & Luxury Goods–(continued)
Under Armour, Inc., Class C(b)	19,309	$358,568
VF Corp.	9,232	757,393
		4,429,949

Application Software–2.24%
Adobe, Inc.(b)	1,401	820,482
ANSYS, Inc.(b)	2,254	782,273
Autodesk, Inc.(b)	2,733	797,763
Cadence Design Systems, Inc.(b)	5,865	802,449
Citrix Systems, Inc.	6,297	738,449
Intuit, Inc.	1,606	787,213
Paycom Software, Inc.(b)	2,230	810,538
PTC, Inc.(b)	5,559	785,264
salesforce.com, inc.(b)	3,155	770,672
Synopsys, Inc.(b)	2,883	795,103
Tyler Technologies, Inc.(b)	1,760	796,171
		8,686,377

Asset Management & Custody Banks–1.52%
Ameriprise Financial, Inc.	2,933	729,965
Bank of New York Mellon Corp. (The)	15,042	770,602
BlackRock, Inc.	861	753,349
Franklin Resources, Inc.	21,796	697,254
Invesco Ltd.(d)	25,879	691,746
Northern Trust Corp.	6,449	745,633
State Street Corp.	9,055	745,045
T. Rowe Price Group, Inc.	3,910	774,063
		5,907,657

Auto Parts & Equipment–0.38%
Aptiv PLC(b)	4,837	761,005
BorgWarner, Inc.	14,332	695,675
		1,456,680

Automobile Manufacturers–0.60%
Ford Motor Co.(b)	49,626	737,442
General Motors Co.(b)(e)	12,332	729,685
Tesla, Inc.(b)	1,243	844,867
		2,311,994

Automotive Retail–0.83%
Advance Auto Parts, Inc.	3,803	780,147
AutoZone, Inc.(b)	543	810,275
CarMax, Inc.(b)	6,490	838,184
O’Reilly Automotive, Inc.(b)	1,418	802,886
		3,231,492

Biotechnology–1.56%
AbbVie, Inc.	6,570	740,045
Alexion Pharmaceuticals, Inc.(b)	4,175	766,989
Amgen, Inc.	3,124	761,475
Biogen, Inc.(b)	1,911	661,722
Gilead Sciences, Inc.	11,026	759,250
Incyte Corp.(b)	9,182	772,482
Regeneron Pharmaceuticals, Inc.(b)	1,442	805,415

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value
Biotechnology–(continued)
Vertex Pharmaceuticals, Inc.(b)	3,929	$792,204
		6,059,582

Brewers–0.17%
Molson Coors Beverage Co., Class B(b)	12,647	679,017

Broadcasting–0.59%
Discovery, Inc., Class A(b)	9,205	282,409
Discovery, Inc., Class C(b)	16,408	475,504
Fox Corp., Class A	13,895	515,921
Fox Corp., Class B	6,389	224,893
ViacomCBS, Inc., Class B	17,905	809,306
		2,308,033

Building Products–1.39%
A.O. Smith Corp.	10,999	792,588
Allegion PLC	5,467	761,553
Carrier Global Corp.	16,449	799,422
Fortune Brands Home & Security, Inc.	7,684	765,403
Johnson Controls International PLC	11,311	776,274
Masco Corp.	12,907	760,351
Trane Technologies PLC	4,094	753,869
		5,409,460

Cable & Satellite–0.61%
Charter Communications, Inc., Class A(b)	1,105	797,202
Comcast Corp., Class A	13,331	760,134
DISH Network Corp., Class A(b)	18,924	791,023
		2,348,359

Casinos & Gaming–0.93%
Caesars Entertainment, Inc.(b)	6,874	713,178
Las Vegas Sands Corp.(b)	13,631	718,217
MGM Resorts International	17,548	748,422
Penn National Gaming, Inc.(b)	9,044	691,776
Wynn Resorts Ltd.(b)	5,963	729,275
		3,600,868

Commodity Chemicals–0.36%
Dow, Inc.	11,150	705,572
LyondellBasell Industries N.V., Class A	6,889	708,671
		1,414,243

Communications Equipment–0.96%
Arista Networks, Inc.(b)	2,083	754,692
Cisco Systems, Inc.	13,845	733,785
F5 Networks, Inc.(b)	3,935	734,507
Juniper Networks, Inc.	26,449	723,380
Motorola Solutions, Inc.	3,571	774,371
		3,720,735

Computer & Electronics Retail–0.20%
Best Buy Co., Inc.	6,625	761,742

Construction & Engineering–0.19%
Quanta Services, Inc.	8,232	745,572

Construction Machinery & Heavy Trucks–0.77%
Caterpillar, Inc.	3,435	747,559
Cummins, Inc.	3,034	739,720
PACCAR, Inc.(e)	8,209	732,653

	Shares	Value
Construction Machinery & Heavy Trucks–(continued)
Wabtec Corp.	9,293	$764,814
		2,984,746

Construction Materials–0.39%
Martin Marietta Materials, Inc.	2,150	756,391
Vulcan Materials Co.	4,352	757,553
		1,513,944

Consumer Electronics–0.20%
Garmin Ltd.	5,239	757,769

Consumer Finance–0.76%
American Express Co.(e)	4,610	761,710
Capital One Financial Corp.	4,721	730,291
Discover Financial Services	6,157	728,312
Synchrony Financial	15,359	745,219
		2,965,532

Copper–0.18%
Freeport-McMoRan, Inc.	18,562	688,836

Data Processing & Outsourced Services–2.32%
Automatic Data Processing, Inc.	3,799	754,558
Broadridge Financial Solutions, Inc.	4,660	752,730
Fidelity National Information Services, Inc.	5,207	737,676
Fiserv, Inc.(b)	6,881	735,510
FleetCor Technologies, Inc.(b)	2,789	714,151
Global Payments, Inc.	3,919	734,969
Jack Henry & Associates, Inc.	4,668	763,265
Mastercard, Inc., Class A	2,075	757,562
Paychex, Inc.	7,221	774,813
PayPal Holdings, Inc.(b)	2,794	814,395
Visa, Inc., Class A	3,227	754,537
Western Union Co. (The)	30,391	698,081
		8,992,247

Distillers & Vintners–0.39%
Brown-Forman Corp., Class B	10,035	752,023
Constellation Brands, Inc., Class A	3,188	745,641
		1,497,664

Distributors–0.59%
Genuine Parts Co.	5,877	743,264
LKQ Corp.(b)	15,309	753,509
Pool Corp.	1,757	805,866
		2,302,639

Diversified Banks–0.94%
Bank of America Corp.	18,114	746,840
Citigroup, Inc.	9,915	701,486
JPMorgan Chase & Co.	4,731	735,860
U.S. Bancorp	12,822	730,470
Wells Fargo & Co.	16,600	751,814
		3,666,470

Diversified Chemicals–0.18%
Eastman Chemical Co.	6,051	706,454

Diversified Support Services–0.42%
Cintas Corp.	2,149	820,918
Copart, Inc.(b)	6,074	800,735
		1,621,653

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value
Drug Retail–0.19%
Walgreens Boots Alliance, Inc.	13,709	$721,230

Electric Utilities–2.83%
Alliant Energy Corp.	12,945	721,813
American Electric Power Co., Inc.	8,946	756,742
Duke Energy Corp.	7,439	734,378
Edison International	13,081	756,343
Entergy Corp.	6,961	694,012
Evergy, Inc.	11,813	713,860
Eversource Energy	9,157	734,758
Exelon Corp.	16,164	716,227
FirstEnergy Corp.	19,564	727,976
NextEra Energy, Inc.	10,318	756,103
NRG Energy, Inc.	20,329	819,259
Pinnacle West Capital Corp.	8,648	708,877
PPL Corp.	25,853	723,108
Southern Co. (The)	11,876	718,617
Xcel Energy, Inc.	10,904	718,355
		11,000,428

Electrical Components & Equipment–1.01%
AMETEK, Inc.	5,582	745,197
Eaton Corp. PLC	5,172	766,387
Emerson Electric Co.	7,815	752,116
Generac Holdings, Inc.(b)	2,171	901,291
Rockwell Automation, Inc.	2,668	763,101
		3,928,092

Electronic Components–0.38%
Amphenol Corp., Class A	11,077	757,778
Corning, Inc.	17,569	718,572
		1,476,350

Electronic Equipment & Instruments–0.61%
Keysight Technologies, Inc.(b)	5,130	792,123
Trimble, Inc.(b)	9,646	789,332
Zebra Technologies Corp., Class A(b)	1,491	789,470
		2,370,925

Electronic Manufacturing Services–0.40%
IPG Photonics Corp.(b)	3,725	785,118
TE Connectivity Ltd.	5,535	748,388
		1,533,506

Environmental & Facilities Services–0.59%
Republic Services, Inc.	6,921	761,379
Rollins, Inc.	22,757	778,290
Waste Management, Inc.	5,420	759,396
		2,299,065

Fertilizers & Agricultural Chemicals–0.74%
CF Industries Holdings, Inc.	14,094	725,136
Corteva, Inc.	17,024	755,015
FMC Corp.	6,349	686,962
Mosaic Co. (The)	21,922	699,531
		2,866,644

Financial Exchanges & Data–1.63%
Cboe Global Markets, Inc.	6,656	792,397
CME Group, Inc., Class A	3,535	751,824
Intercontinental Exchange, Inc.	6,730	798,851

	Shares	Value
Financial Exchanges & Data–(continued)
MarketAxess Holdings, Inc.	1,720	$797,375
Moody’s Corp.	2,199	796,852
MSCI, Inc.	1,582	843,332
Nasdaq, Inc.	4,385	770,883
S&P Global, Inc.	1,931	792,579
		6,344,093

Food Distributors–0.19%
Sysco Corp.	9,494	738,159

Food Retail–0.19%
Kroger Co. (The)	19,589	750,455

Footwear–0.23%
NIKE, Inc., Class B	5,747	887,854

Gas Utilities–0.18%
Atmos Energy Corp.	7,449	715,923

General Merchandise Stores–0.60%
Dollar General Corp.	3,622	783,765
Dollar Tree, Inc.(b)	7,494	745,653
Target Corp.	3,254	786,622
		2,316,040

Gold–0.18%
Newmont Corp.	10,785	683,553

Health Care Distributors–0.75%
AmerisourceBergen Corp.	6,327	724,378
Cardinal Health, Inc.	12,785	729,896
Henry Schein, Inc.(b)	9,610	712,966
McKesson Corp.	3,879	741,820
		2,909,060

Health Care Equipment–3.45%
Abbott Laboratories	6,899	799,801
ABIOMED, Inc.(b)	2,534	790,887
Baxter International, Inc.	9,220	742,210
Becton, Dickinson and Co.	3,126	760,212
Boston Scientific Corp.(b)	17,671	755,612
Danaher Corp.	3,069	823,597
DexCom, Inc.(b)	1,894	808,738
Edwards Lifesciences Corp.(b)	7,583	785,371
Hologic, Inc.(b)	11,962	798,105
IDEXX Laboratories, Inc.(b)	1,297	819,120
Intuitive Surgical, Inc.(b)	877	806,524
Medtronic PLC	6,126	760,420
ResMed, Inc.	3,469	855,178
STERIS PLC	3,822	788,479
Stryker Corp.	2,964	769,840
Teleflex, Inc.	1,926	773,847
Zimmer Biomet Holdings, Inc.	4,791	770,489
		13,408,430

Health Care Facilities–0.37%
HCA Healthcare, Inc.	3,582	740,543
Universal Health Services, Inc., Class B	4,729	692,467
		1,433,010

Health Care REITs–0.58%
Healthpeak Properties, Inc.	21,802	725,789

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value
Health Care REITs–(continued)
Ventas, Inc.	13,054	$ 745,383
Welltower, Inc.	9,517	790,863
		2,262,035

Health Care Services–0.99%
Cigna Corp.	3,136	743,452
CVS Health Corp.	8,871	740,196
DaVita, Inc.(b)	6,202	746,907
Laboratory Corp. of America Holdings(b)	2,934	809,344
Quest Diagnostics, Inc.	5,958	786,277
		3,826,176

Health Care Supplies–0.79%
Align Technology, Inc.(b)	1,240	757,640
Cooper Cos., Inc. (The)	2,021	800,862
DENTSPLY SIRONA, Inc.	11,564	731,539
West Pharmaceutical Services, Inc.	2,195	788,224
		3,078,265

Health Care Technology–0.19%
Cerner Corp.	9,330	729,233

Home Furnishings–0.38%
Leggett & Platt, Inc.	14,042	727,516
Mohawk Industries, Inc.(b)	3,927	754,730
		1,482,246

Home Improvement Retail–0.40%
Home Depot, Inc. (The)	2,440	778,091
Lowe’s Cos., Inc.	3,974	770,837
		1,548,928

Homebuilding–0.81%
D.R. Horton, Inc.	8,546	772,302
Lennar Corp., Class A	8,177	812,385
NVR, Inc.(b)	162	805,675
PulteGroup, Inc.	13,955	761,524
		3,151,886

Hotel & Resort REITs–0.19%
Host Hotels & Resorts, Inc.(b)	42,339	723,574

Hotels, Resorts & Cruise Lines–1.27%
Booking Holdings, Inc.(b)	329	719,882
Carnival Corp.(b)	25,335	667,831
Expedia Group, Inc.(b)	4,385	717,868
Hilton Worldwide Holdings, Inc.(b)	5,896	711,175
Marriott International, Inc., Class A(b)	5,285	721,508
Norwegian Cruise Line Holdings Ltd.(b)	23,527	691,929
Royal Caribbean Cruises Ltd.(b)	8,417	717,802
		4,947,995

Household Appliances–0.19%
Whirlpool Corp.	3,357	731,893

Household Products–0.98%
Church & Dwight Co., Inc.	8,953	762,975
Clorox Co. (The)	4,305	774,513
Colgate-Palmolive Co.	9,067	737,600
Kimberly-Clark Corp.	5,844	781,810
Procter & Gamble Co. (The)	5,623	758,711
		3,815,609

	Shares	Value
Housewares & Specialties–0.19%
Newell Brands, Inc.	27,043	$ 742,871

Human Resource & Employment Services–0.19%
Robert Half International, Inc.	8,366	744,323

Hypermarkets & Super Centers–0.40%
Costco Wholesale Corp.	1,986	785,800
Walmart, Inc.	5,387	759,675
		1,545,475

Independent Power Producers & Energy Traders–0.20%
AES Corp. (The)	29,300	763,851

Industrial Conglomerates–0.77%
3M Co.	3,740	742,876
General Electric Co.	55,388	745,523
Honeywell International, Inc.	3,368	738,771
Roper Technologies, Inc.	1,651	776,300
		3,003,470

Industrial Gases–0.38%
Air Products and Chemicals, Inc.	2,524	726,104
Linde PLC (United Kingdom)	2,605	753,106
		1,479,210

Industrial Machinery–2.14%
Dover Corp.	4,996	752,398
Fortive Corp.	10,614	740,220
IDEX Corp.	3,442	757,412
Illinois Tool Works, Inc.	3,255	727,688
Ingersoll Rand, Inc.(b)	15,814	771,881
Otis Worldwide Corp.	9,414	769,783
Parker-Hannifin Corp.	2,511	771,153
Pentair PLC	11,238	758,453
Snap-on, Inc.	3,175	709,390
Stanley Black & Decker, Inc.	3,730	764,613
Xylem, Inc.	6,418	769,903
		8,292,894

Industrial REITs–0.37%
Duke Realty Corp.	15,381	728,290
Prologis, Inc.	6,081	726,862
		1,455,152

Insurance Brokers–0.75%
Aon PLC, Class A	3,031	723,682
Arthur J. Gallagher & Co.	5,244	734,579
Marsh & McLennan Cos., Inc.	5,458	767,831
Willis Towers Watson PLC	2,946	677,639
		2,903,731

Integrated Oil & Gas–0.60%
Chevron Corp.	7,027	736,008
Exxon Mobil Corp.	12,197	769,387
Occidental Petroleum Corp.	26,766	836,973
		2,342,368

Integrated Telecommunication Services–0.38%
AT&T, Inc.	25,862	744,308
Verizon Communications, Inc.	13,227	741,109
		1,485,417

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value
Interactive Home Entertainment–0.57%
Activision Blizzard, Inc.	7,726	$737,370
Electronic Arts, Inc.	5,180	745,039
Take-Two Interactive Software, Inc.(b)	4,068	720,117
		2,202,526

Interactive Media & Services–0.62%
Alphabet, Inc., Class A(b)	156	380,919
Alphabet, Inc., Class C(b)	150	375,948
Facebook, Inc., Class A(b)	2,289	795,908
Twitter, Inc.(b)	12,534	862,465
		2,415,240

Internet & Direct Marketing Retail–0.65%
Amazon.com, Inc.(b)	227	780,916
eBay, Inc.	11,296	793,092
Etsy, Inc.(b)	4,573	941,307
		2,515,315

Internet Services & Infrastructure–0.39%
Akamai Technologies, Inc.(b)	6,402	746,473
VeriSign, Inc.(b)	3,431	781,205
		1,527,678

Investment Banking & Brokerage–0.78%
Charles Schwab Corp. (The)	10,257	746,812
Goldman Sachs Group, Inc. (The)	2,006	761,337
Morgan Stanley	8,238	755,342
Raymond James Financial, Inc.	5,784	751,342
		3,014,833

IT Consulting & Other Services–0.97%
Accenture PLC, Class A	2,659	783,847
Cognizant Technology Solutions Corp., Class A	10,642	737,065
DXC Technology Co.(b)	18,307	712,874
Gartner, Inc.(b)	3,254	788,119
International Business Machines Corp.	5,012	734,709
		3,756,614

Leisure Products–0.19%
Hasbro, Inc.	7,780	735,366

Life & Health Insurance–1.29%
Aflac, Inc.	13,481	723,390
Globe Life, Inc.	7,280	693,420
Lincoln National Corp.	11,199	703,745
MetLife, Inc.	11,828	707,906
Principal Financial Group, Inc.	11,690	738,691
Prudential Financial, Inc.	7,185	736,247
Unum Group	24,919	707,700
		5,011,099

Life Sciences Tools & Services–1.84%
Agilent Technologies, Inc.	5,283	780,880
Bio-Rad Laboratories, Inc., Class A(b)	1,260	811,805
Charles River Laboratories International, Inc.(b)	2,153	796,438
Illumina, Inc.(b)	1,673	791,680
IQVIA Holdings, Inc.(b)	3,114	754,585
Mettler-Toledo International, Inc.(b)	572	792,415
PerkinElmer, Inc.	5,166	797,682
Thermo Fisher Scientific, Inc.	1,630	822,286

	Shares	Value

Life Sciences Tools & Services–(continued)
Waters Corp.(b)	2,252	$778,314
		7,126,085

Managed Health Care–0.80%
Anthem, Inc.	1,976	754,437
Centene Corp.(b)	10,708	780,934
Humana, Inc.	1,809	800,881
UnitedHealth Group, Inc.	1,905	762,838
		3,099,090

Metal & Glass Containers–0.19%
Ball Corp.	9,300	753,486

Movies & Entertainment–0.60%
Live Nation Entertainment, Inc.(b)	8,670	759,405
Netflix, Inc.(b)	1,552	819,782
Walt Disney Co. (The)(b)	4,276	751,593
		2,330,780

Multi-line Insurance–0.55%
American International Group, Inc.	14,576	693,818
Assurant, Inc.	4,657	727,330
Hartford Financial Services Group, Inc. (The)	11,645	721,641
		2,142,789

Multi-Sector Holdings–0.19%
Berkshire Hathaway, Inc., Class B(b)	2,644	734,820

Multi-Utilities–1.85%
Ameren Corp.	8,838	707,394
CenterPoint Energy, Inc.	28,997	711,006
CMS Energy Corp.	12,499	738,441
Consolidated Edison, Inc.	9,818	704,147
Dominion Energy, Inc.	9,806	721,427
DTE Energy Co.	5,470	708,912
NiSource, Inc.	29,154	714,273
Public Service Enterprise Group, Inc.	12,270	733,010
Sempra Energy	5,331	706,251
WEC Energy Group, Inc.	8,163	726,099
		7,170,960

Office REITs–0.55%
Alexandria Real Estate Equities, Inc.	3,921	713,387
Boston Properties, Inc.	6,156	705,416
Vornado Realty Trust	15,163	707,657
		2,126,460

Oil & Gas Equipment & Services–0.72%
Baker Hughes Co., Class A	29,266	669,313
Halliburton Co.	31,555	729,552
NOV, Inc.(b)	44,789	686,168
Schlumberger Ltd.	21,734	695,705
		2,780,738

Oil & Gas Exploration & Production–1.76%
APA Corp.	33,509	724,800
Cabot Oil & Gas Corp.	43,882	766,180
ConocoPhillips	12,645	770,080
Devon Energy Corp.	25,888	755,671
Diamondback Energy, Inc.	8,689	815,810
EOG Resources, Inc.	8,875	740,530
Hess Corp.	8,455	738,291

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value
Oil & Gas Exploration & Production–(continued)
Marathon Oil Corp.	56,336	$767,296
Pioneer Natural Resources Co.	4,656	756,693
		6,835,351

Oil & Gas Refining & Marketing–0.56%
Marathon Petroleum Corp.	12,002	725,161
Phillips 66	8,335	715,310
Valero Energy Corp.	9,328	728,330
		2,168,801

Oil & Gas Storage & Transportation–0.57%
Kinder Morgan, Inc.	39,617	722,218
ONEOK, Inc.	13,772	766,274
Williams Cos., Inc. (The)	27,286	724,443
		2,212,935

Packaged Foods & Meats–2.28%
Campbell Soup Co.(c)	16,445	749,728
Conagra Brands, Inc.	20,313	738,987
General Mills, Inc.	12,129	739,020
Hershey Co. (The)	4,338	755,593
Hormel Foods Corp.(c)	15,544	742,226
JM Smucker Co. (The)	5,566	721,187
Kellogg Co.	11,638	748,672
Kraft Heinz Co. (The)	17,464	712,182
Lamb Weston Holdings, Inc.	9,058	730,618
McCormick & Co., Inc.	8,534	753,723
Mondelez International, Inc., Class A	11,889	742,349
Tyson Foods, Inc., Class A	9,800	722,848
		8,857,133

Paper Packaging–1.12%
Amcor PLC	61,950	709,947
Avery Dennison Corp.	3,457	726,800
International Paper Co.	11,913	730,386
Packaging Corp. of America	5,272	713,934
Sealed Air Corp.	12,920	765,510
Westrock Co.	13,224	703,781
		4,350,358

Personal Products–0.21%
Estee Lauder Cos., Inc. (The), Class A	2,526	803,470

Pharmaceuticals–1.94%
Bristol-Myers Squibb Co.(e)	11,261	752,460
Catalent, Inc.(b)	6,954	751,866
Eli Lilly and Co.	3,384	776,696
Johnson & Johnson	4,597	757,310
Merck & Co., Inc.	9,942	773,189
Organon & Co.(b)	25,573	773,839
Perrigo Co. PLC	15,886	728,373
Pfizer, Inc.	18,886	739,576
Viatris, Inc.	48,205	688,849
Zoetis, Inc.	4,163	775,817
		7,517,975

Property & Casualty Insurance–1.34%
Allstate Corp. (The)	5,756	750,813
Chubb Ltd.	4,538	721,270
Cincinnati Financial Corp.	6,226	726,076
Loews Corp.	13,481	736,737

	Shares	Value
Property & Casualty Insurance–(continued)
Progressive Corp. (The)	8,101	$795,599
Travelers Cos., Inc. (The)	4,909	734,926
W.R. Berkley Corp.	9,984	743,109
		5,208,530

Publishing–0.19%
News Corp., Class A	21,793	561,606
News Corp., Class B	6,786	165,239
		726,845

Railroads–0.77%
CSX Corp.	23,397	750,576
Kansas City Southern	2,576	729,961
Norfolk Southern Corp.	2,793	741,290
Union Pacific Corp.	3,427	753,700
		2,975,527

Real Estate Services–0.19%
CBRE Group, Inc., Class A(b)	8,548	732,820

Regional Banks–2.44%
Citizens Financial Group, Inc.	15,847	726,902
Comerica, Inc.	10,275	733,019
Fifth Third Bancorp	18,691	714,557
First Republic Bank	3,975	744,001
Huntington Bancshares, Inc.	52,404	747,805
KeyCorp	34,562	713,705
M&T Bank Corp.	4,888	710,275
People’s United Financial, Inc.	41,459	710,607
PNC Financial Services Group, Inc. (The)	4,008	764,566
Regions Financial Corp.	35,236	711,063
SVB Financial Group(b)	1,349	750,624
Truist Financial Corp.	13,076	725,718
Zions Bancorporation N.A.	13,719	725,186
		9,478,028

Reinsurance–0.19%
Everest Re Group Ltd.	2,987	752,754

Research & Consulting Services–1.16%
Equifax, Inc.	3,283	786,311
IHS Markit Ltd.	6,969	785,128
Jacobs Engineering Group, Inc.	5,410	721,802
Leidos Holdings, Inc.	7,094	717,204
Nielsen Holdings PLC	29,008	715,627
Verisk Analytics, Inc., Class A	4,404	769,467
		4,495,539

Residential REITs–0.94%
AvalonBay Communities, Inc.	3,533	737,302
Equity Residential	9,390	723,030
Essex Property Trust, Inc.	2,414	724,224
Mid-America Apartment Communities, Inc.	4,420	744,416
UDR, Inc.	15,078	738,521
		3,667,493

Restaurants–1.20%
Chipotle Mexican Grill, Inc.(b)	554	858,888
Darden Restaurants, Inc.	5,451	795,792
Domino’s Pizza, Inc.	1,674	780,904
McDonald’s Corp.	3,201	739,399

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value
Restaurants–(continued)
Starbucks Corp.	6,736	$753,152
Yum! Brands, Inc.	6,337	728,945
		4,657,080

Retail REITs–0.93%
Federal Realty Investment Trust	6,135	718,838
Kimco Realty Corp.	34,311	715,384
Realty Income Corp.	10,774	719,057
Regency Centers Corp.	11,118	712,330
Simon Property Group, Inc.	5,649	737,082
		3,602,691

Semiconductor Equipment–1.05%
Applied Materials, Inc.	5,543	789,323
Enphase Energy, Inc.(b)	5,154	946,429
KLA Corp.	2,368	767,729
Lam Research Corp.	1,181	768,477
Teradyne, Inc.	5,926	793,847
		4,065,805

Semiconductors–3.09%
Advanced Micro Devices, Inc.(b)	9,325	875,897
Analog Devices, Inc.	4,524	778,852
Broadcom, Inc.	1,611	768,189
Intel Corp.	13,108	735,883
Maxim Integrated Products, Inc.	7,317	770,919
Microchip Technology, Inc.	4,921	736,870
Micron Technology, Inc.(b)	9,557	812,154
Monolithic Power Systems, Inc.	2,184	815,615
NVIDIA Corp.	1,064	851,306
NXP Semiconductors N.V. (China)	3,771	775,770
Qorvo, Inc.(b)	4,137	809,404
QUALCOMM, Inc.	5,633	805,125
Skyworks Solutions, Inc.	4,432	849,836
Texas Instruments, Inc.	4,019	772,854
Xilinx, Inc.	5,901	853,521
		12,012,195

Soft Drinks–0.58%
Coca-Cola Co. (The)	13,502	730,593
Monster Beverage Corp.(b)	8,110	740,849
PepsiCo, Inc.	5,135	760,853
		2,232,295

Specialized REITs–1.73%
American Tower Corp.	2,826	763,416
Crown Castle International Corp.	3,902	761,280
Digital Realty Trust, Inc.	4,676	703,551
Equinix, Inc.	929	745,615
Extra Space Storage, Inc.	4,756	779,128
Iron Mountain, Inc.	16,384	693,371
Public Storage	2,563	770,668
SBA Communications Corp., Class A	2,390	761,693
Weyerhaeuser Co.	21,469	738,963
		6,717,685

Specialty Chemicals–1.33%
Albemarle Corp.	4,456	750,658
Celanese Corp.	4,730	717,068
DuPont de Nemours, Inc.	9,188	711,243
Ecolab, Inc.	3,535	728,104

	Shares	Value
Specialty Chemicals–(continued)
International Flavors & Fragrances, Inc.	5,132	$766,721
PPG Industries, Inc.	4,272	725,257
Sherwin-Williams Co. (The)	2,740	746,513
		5,145,564

Specialty Stores–0.40%
Tractor Supply Co.	4,113	765,265
Ulta Beauty, Inc.(b)	2,240	774,525
		1,539,790

Steel–0.18%
Nucor Corp.	7,114	682,446

Systems Software–0.99%
Fortinet, Inc.(b)	3,312	788,885
Microsoft Corp.	2,940	796,446
NortonLifeLock, Inc.	26,523	721,956
Oracle Corp.	9,147	712,003
ServiceNow, Inc.(b)	1,522	836,415
		3,855,705

Technology Distributors–0.20%
CDW Corp.	4,496	785,226

Technology Hardware, Storage & Peripherals–1.14%
Apple, Inc.	5,955	815,597
Hewlett Packard Enterprise Co.	47,720	695,757
HP, Inc.	25,209	761,060
NetApp, Inc.	9,095	744,153
Seagate Technology Holdings PLC (Ireland)	7,836	689,019
Western Digital Corp.(b)	10,140	721,664
		4,427,250

Tobacco–0.38%
Altria Group, Inc.	15,239	726,595
Philip Morris International, Inc.	7,672	760,372
		1,486,967

Trading Companies & Distributors–0.58%
Fastenal Co.	14,443	751,036
United Rentals, Inc.(b)	2,483	792,102
W.W. Grainger, Inc.	1,651	723,138
		2,266,276

Trucking–0.39%
J.B. Hunt Transport Services, Inc.	4,589	747,777
Old Dominion Freight Line, Inc.	3,021	766,730
		1,514,507

Water Utilities–0.19%
American Water Works Co., Inc.	4,729	728,881

Wireless Telecommunication Services–0.19%
T-Mobile US, Inc.(b)	5,217	755,578
Total Common Stocks & Other Equity Interests (Cost $198,550,147)		376,321,710

Money Market Funds–2.94%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(f)	3,966,521	3,966,521
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(f)	2,918,204	2,919,371

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(f)	4,533,167	$4,533,167

Total Money Market Funds (Cost $11,418,461)		11,419,059

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $209,968,608)		387,740,769

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.54%
Invesco Private Government Fund, 0.02%(d)(f)(g)	624,091	624,091

	Shares	Value

Money Market Funds–(continued)
Invesco Private Prime Fund, 0.12%(d)(f)(g)	1,455,630	$1,456,212

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,080,303)		2,080,303

TOTAL INVESTMENTS IN SECURITIES–100.44% (Cost $212,048,911)		389,821,072

OTHER ASSETS LESS LIABILITIES–(0.44)%		(1,697,532)

NET ASSETS–100.00%		$388,123,540

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2021	Dividend Income
Invesco Ltd.	$608,394	$1,653	$(232,405)	$229,876	$84,228	$691,746	$10,049
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	2,135,376	7,270,891	(5,439,746)	-	-	3,966,521	392
Invesco Liquid Assets Portfolio, Institutional Class	1,672,074	5,132,663	(3,885,533)	167	-	2,919,371	206
Invesco Treasury Portfolio, Institutional Class	2,440,430	8,309,590	(6,216,853)	-	-	4,533,167	159
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	126,199	6,992,614	(6,494,722)	-	-	624,091	16	*
Invesco Private Prime Fund	189,298	10,121,343	(8,854,447)	-	18	1,456,212	297	*
Total	$7,171,771	$37,828,754	$(31,123,706)	$230,043	$84,246	$14,191,108	$11,119

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J.
(f)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	54	September-2021	$11,579,220	$215,465	$215,465

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2021

Information Technology	14.74%
Industrials	14.35
Health Care	12.68
Financials	12.38
Consumer Discretionary	12.20
Consumer Staples	6.14
Real Estate	5.48
Utilities	5.25
Materials	5.23
Communication Services	4.30
Energy	4.21
Money Market Funds Plus Other Assets Less Liabilities	3.04

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $ 198,319,906)*	$375,629,964

Investments in affiliates, at value (Cost $ 13,729,005)	14,191,108

Other investments:
Variation margin receivable – futures contracts	17,854

Receivable for: Fund shares sold	613,563

Dividends	356,785

Investment for trustee deferred compensation and retirement plans	39,868

Other assets	4,682

Total assets	390,853,824

Liabilities:
Payable for:
Fund shares reacquired	233,112

Collateral upon return of securities loaned	2,080,303

Accrued fees to affiliates	322,276

Accrued other operating expenses	50,024

Trustee deferred compensation and retirement plans	44,569

Total liabilities	2,730,284

Net assets applicable to shares outstanding	$388,123,540

Net assets consist of:
Shares of beneficial interest	$194,352,146

Distributable earnings	193,771,394

$388,123,540

Net Assets:
Series I	$34,458,310

Series II	$353,665,230

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	1,195,560

Series II	12,697,457

Series I:
Net asset value per share	$28.82

Series II:
Net asset value per share	$27.85

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $323)	$2,807,678

Dividends from affiliates (includes securities lending income of $9,734)	20,540

Total investment income	2,828,218

Expenses:
Advisory fees	214,188

Administrative services fees	292,359

Custodian fees	10,100

Distribution fees - Series II	405,226

Transfer agent fees	2,173

Trustees’ and officers’ fees and benefits	10,677

Licensing fees	27,021

Reports to shareholders	8,210

Professional services fees	21,493

Taxes	26

Other	4,206

Total expenses	995,679

Less: Fees waived	(1,643)

Net expenses	994,036

Net investment income	1,834,182

Realized and unrealized gain from:
Net realized gain from:
Unaffiliated investment securities	11,481,982

Affiliated investment securities	84,246

Futures contracts	982,033

12,548,261

Change in net unrealized appreciation of:
Unaffiliated investment securities	46,127,293

Affiliated investment securities	230,043

Futures contracts	76,205

46,433,541

Net realized and unrealized gain	58,981,802

Net increase in net assets resulting from operations	$60,815,984

*	At June 30, 2021, securities with an aggregate value of $2,040,120 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30, 2021	December 31, 2020
Operations:
Net investment income	$1,834,182	$4,870,493

Net realized gain (loss)	12,548,261	(1,523,686)

Change in net unrealized appreciation	46,433,541	30,849,812

Net increase from payments by affiliates	–	4,141,427

Net increase in net assets resulting from operations	60,815,984	38,338,046

Distributions to shareholders from distributable earnings:
Series I	–	(779,893)
Series II	–	(7,321,684)
Total distributions from distributable earnings	–	(8,101,577)

Share transactions–net:
Series I	(1,642,950)	(2,420,641)
Series II	4,910,715	16,839,845
Net increase in net assets resulting from share transactions	3,267,765	14,419,204
Net increase in net assets	64,083,749	44,655,673

Net assets:
Beginning of period	324,039,791	279,384,118
End of period	$388,123,540	$324,039,791

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
												expenses		expenses
			Net gains									to average		to average net
			(losses)									net assets		assets without		Ratio of net
	Net asset		on securities		Dividends	Distributions						with fee waivers		fee waivers		investment
	value,	Net	(both	Total from	from net	from net		Net asset			Net assets,	and/or		and/or		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total		end of period	expenses		expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return (b)		(000’s omitted)	absorbed		absorbed		net assets		turnover (c)
Series I
Six months ended 06/30/21	$24.24	$0.17	$4.41	$4.58	$ –	$ –	$ –	$28.82	18.89%		$34,458	0.33%(d)		0.33%(d)		1.25%(d)		11%
Year ended 12/31/20	22.14	0.41	2.33	2.74	(0.31)	(0.33)	(0.64)	24.24	12.74	(e)	30,438	0.33		0.33		2.00		34
Year ended 12/31/19	17.80	0.34	4.73	5.07	(0.35)	(0.38)	(0.73)	22.14	28.79		31,327	0.35		0.35		1.71		39
Year ended 12/31/18	19.88	0.32	(1.80)	(1.48)	(0.23)	(0.37)	(0.60)	17.80	(7.87)		109,414	0.31		0.31		1.61		24
Year ended 12/31/17	17.24	0.29	2.87	3.16	(0.15)	(0.37)	(0.52)	19.88	18.58		127,462	0.32		0.32		1.55		22
Year ended 12/31/16	15.81	0.26	1.96	2.22	(0.10)	(0.69)	(0.79)	17.24	14.24		114,202	0.39		0.39		1.56		22
Series II
Six months ended 06/30/21	23.45	0.13	4.27	4.40	–	–	–	27.85	18.76		353,665	0.58	(d)	0.58	(d)	1.00	(d)	11
Year ended 12/31/20	21.46	0.35	2.24	2.59	(0.27)	(0.33)	(0.60)	23.45	12.41	(e)	293,602	0.58		0.58		1.75		34
Year ended 12/31/19	17.29	0.29	4.57	4.86	(0.31)	(0.38)	(0.69)	21.46	28.46		248,057	0.60		0.60		1.46		39
Year ended 12/31/18	19.35	0.26	(1.74)	(1.48)	(0.21)	(0.37)	(0.58)	17.29	(8.11)		149,913	0.56		0.56		1.36		24
Year ended 12/31/17	16.82	0.24	2.79	3.03	(0.13)	(0.37)	(0.50)	19.35	18.26		117,400	0.57		0.57		1.30		22
Year ended 12/31/16	15.44	0.21	1.93	2.14	(0.07)	(0.69)	(0.76)	16.82	14.01		48,936	0.64		0.64		1.31		22

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $33,071 and $326,867 for Series I and Series II shares, respectively.
(e)	Amount includes the effect of the Adviser pay-in for an economic loss. Had the pay-in not been made, the total return would have been 11.35% and 10.98% for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equally-Weighted S&P 500 Fund

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Equally-Weighted S&P 500 Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

Invesco V.I. Equally-Weighted S&P 500 Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

Invesco V.I. Equally-Weighted S&P 500 Fund

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

L.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $2 billion	0.120%
Over $2 billion	0.100%

For the six months ended June 30, 2021, the effective advisory fee rate incurred by the Fund was 0.12%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2021, the Adviser waived advisory fees of $1,643.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2021, Invesco was paid $24,624 for accounting and fund administrative services and was reimbursed $267,735 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2021, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2021, the Fund incurred $6,632 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	-	Prices are determined using quoted prices in an active market for identical assets.
Level 2	-	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	-	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. Equally-Weighted S&P 500 Fund

The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$376,321,710	$–	$–	$376,321,710
Money Market Funds	11,419,059	2,080,303	–	13,499,362
Total Investments in Securities	387,740,769	2,080,303	–	389,821,072

Other Investments - Assets*
Futures Contracts	215,465	–	–	215,465
Total Investments	$387,956,234	$2,080,303	$–	$390,036,537

*	Unrealized appreciation.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2021:

Value
Equity
Derivative Assets	Risk
Unrealized appreciation on futures contracts – Exchange-Traded(a)	$215,465
Derivatives not subject to master netting agreements	(215,465)
Total Derivative Assets subject to master netting agreements	$–

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations

Equity
Risk
Realized Gain:
Futures contracts	$ 982,033
Change in Net Unrealized Appreciation:
Futures contracts	76,205
Total	$1,058,238

The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$8,319,053

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate

Invesco V.I. Equally-Weighted S&P 500 Fund

by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2020.

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$–	$641,675	$641,675

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $40,179,163 and $39,227,606, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$175,654,584

Aggregate unrealized (depreciation) of investments	(419,692)

Net unrealized appreciation of investments	$175,234,892

    Cost of investments for tax purposes is $214,801,645.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2021(a)		December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Series I	71,551	$1,890,036	242,669	$5,145,147

Series II	865,771	22,708,682	2,057,242	38,865,302

Issued as reinvestment of dividends:
Series I	-	-	36,257	779,893

Series II	-	-	351,666	7,321,684

Reacquired:
Series I	(131,775)	(3,532,986)	(438,095)	(8,345,681)

Series II	(687,209)	(17,797,967)	(1,450,855)	(29,347,141)

Net increase in share activity	118,338	$3,267,765	798,884	$14,419,204

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 93% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Equally-Weighted S&P 500 Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

    The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/21)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,188.90	$1.79	$1,023.16	$1.66	0.33%
Series II	1,000.00	1,187.60	3.15	1,021.92	2.91	0.58

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Equally-Weighted S&P 500 Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Equally-Weighted S&P 500 Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board noted a delay in rebalancing to the index that occurred in 2020, and considered information regarding steps Invesco Advisers took to remediate the impact of that delay, including making a pay-in to the Fund and enhancing compliance controls. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B. Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Capital Management LLC currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the S&P 500® Equal Weight Index (Index). The Board noted that performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one, three and five year periods. The Board noted that the Fund seeks to track the investment results of the Index, and that the Fund’s performance will typically lag the Index due to the fees associated with the Fund. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe. The Board noted that the Fund is passively managed and

Invesco V.I. Equally-Weighted S&P 500 Fund

discussed reasons for differences in the Fund’s performance versus its peers. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only five funds (including the Fund) in the expense group.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed affiliated exchange traded funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2020.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E. Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.

The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Equally-Weighted S&P 500 Fund

Semiannual Report to Shareholders	June 30, 2021

Invesco V.I. Equity and Income Fund

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/ esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VK-VIEQI-SAR-1

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/20 to 6/30/21, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	13.33%
Series II Shares	13.19
Russell 1000 Value Index▼ (Broad Market Index)	17.05
Bloomberg Barclays U.S. Government/Credit Index▼ (Style-Specific Index)	-1.96
Lipper VUF Mixed-Asset Target Allocation Growth Funds Index∎ (Peer Group Index)	9.39

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Bloomberg Barclays U.S. Government/Credit Index is a broad-based benchmark that includes investment-grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities.

    The Lipper VUF Mixed-Asset Target Allocation Growth Funds Index is an unmanaged index considered representative of mixed-asset target allocation growth variable insurance underlying funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/21

Series I Shares
Inception (6/1/10)	10.25%
10 Years	9.46
5 Years	11.23
1 Year	37.30

Series II Shares
Inception (4/30/03)	8.43%
10 Years	9.20
5 Years	10.94
1 Year	36.92

Effective June 1, 2010, Class II shares of the predecessor fund, Universal Institutional Funds Equity and Income Portfolio, advised by Morgan Stanley Investment Management Inc. were reorganized into Series II shares of Invesco Van Kampen V.I. Equity and Income Fund (renamed Invesco V.I. Equity and Income Fund on April 29, 2013). Returns shown above, prior to June 1, 2010, for Series II shares are those of the Class II shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Equity and Income Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Equity and Income Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Equity and Income Fund

Schedule of Investments(a)

June 30, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–63.63%
Aerospace & Defense–3.53%
General Dynamics Corp.	63,051	$11,869,981
Raytheon Technologies Corp.	244,030	20,818,200
Textron, Inc.	226,399	15,569,459
		48,257,640

Apparel Retail–1.08%
TJX Cos., Inc. (The)	218,852	14,755,002

Automobile Manufacturers–2.38%
General Motors Co.(b)	551,062	32,606,339

Building Products–1.66%
Johnson Controls International PLC	330,967	22,714,265

Cable & Satellite–1.71%
Charter Communications, Inc., Class A(b)	16,770	12,098,717
Comcast Corp., Class A	197,452	11,258,713
		23,357,430

Commodity Chemicals–0.56%
Dow, Inc.	120,128	7,601,700

Construction & Engineering–0.62%
Quanta Services, Inc.	94,055	8,518,561

Consumer Finance–0.98%
American Express Co.	81,582	13,479,794

Data Processing & Outsourced Services–0.54%
Fiserv, Inc.(b)	68,689	7,342,167

Distillers & Vintners–0.40%
Diageo PLC (United Kingdom)	113,206	5,425,228

Diversified Banks–4.69%
Bank of America Corp.	805,404	33,206,807
Wells Fargo & Co.	682,871	30,927,227
		64,134,034

Electric Utilities–1.60%
Duke Energy Corp.	67,396	6,653,333
Exelon Corp.	170,136	7,538,726
FirstEnergy Corp.	205,643	7,651,976
		21,844,035

Electrical Components & Equipment–0.61%
Emerson Electric Co.	87,212	8,393,283

Electronic Components–0.62%
Corning, Inc.	208,634	8,533,131

Electronic Manufacturing Services–0.60%
TE Connectivity Ltd.	60,285	8,151,135

Fertilizers & Agricultural Chemicals–0.94%
Corteva, Inc.	289,728	12,849,437

	Shares	Value
Food Distributors–1.49%
Sysco Corp.	142,541	$11,082,563
US Foods Holding Corp.(b)	243,307	9,333,256
		20,415,819

Gold–0.49%
Barrick Gold Corp. (Canada)	323,984	6,699,989

Health Care Distributors–0.80%
McKesson Corp.	56,931	10,887,484

Health Care Equipment–1.42%
Medtronic PLC	101,619	12,613,966
Zimmer Biomet Holdings, Inc.	42,840	6,889,529
		19,503,495

Health Care Facilities–0.43%
Universal Health Services, Inc., Class B	40,688	5,957,944

Health Care Services–1.62%
Cigna Corp.	52,995	12,563,525
CVS Health Corp.	115,926	9,672,865
		22,236,390

Health Care Supplies–0.14%
Alcon, Inc. (Switzerland)	26,738	1,872,912

Home Improvement Retail–0.56%
Kingfisher PLC (United Kingdom)	1,521,781	7,677,872

Hotels, Resorts & Cruise Lines–0.88%
Booking Holdings, Inc.(b)	5,530	12,100,138

Human Resource & Employment Services–0.39%
Adecco Group AG (Switzerland)	77,890	5,294,145

Industrial Machinery–0.07%
Parker-Hannifin Corp.	3,003	922,251

Insurance Brokers–0.50%
Willis Towers Watson PLC	29,505	6,786,740

Integrated Oil & Gas–0.91%
Chevron Corp.	119,445	12,510,669

Investment Banking & Brokerage–4.28%
Charles Schwab Corp. (The)	163,715	11,920,089
Goldman Sachs Group, Inc. (The)	64,826	24,603,412
Morgan Stanley	240,130	22,017,520
		58,541,021

IT Consulting & Other Services–1.51%
Cognizant Technology Solutions Corp., Class A	298,685	20,686,923

Managed Health Care–0.76%
Anthem, Inc.	27,244	10,401,759

Movies & Entertainment–2.03%
Netflix, Inc.(b)	19,586	10,345,521

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Shares	Value
Movies & Entertainment–(continued)
Walt Disney Co. (The)(b)	99,233	$17,442,184
		27,787,705

Multi-line Insurance–1.51%
American International Group, Inc.	432,817	20,602,089

Oil & Gas Exploration & Production–3.09%
Canadian Natural Resources Ltd. (Canada)	222,080	8,061,956
ConocoPhillips	234,291	14,268,322
Devon Energy Corp.	366,601	10,701,083
Pioneer Natural Resources Co.	57,158	9,289,318
		42,320,679

Other Diversified Financial Services–0.64%
Voya Financial, Inc.	141,754	8,717,871

Pharmaceuticals–3.87%
Bristol-Myers Squibb Co.	192,108	12,836,657
GlaxoSmithKline PLC (United Kingdom)	368,448	7,238,039
Johnson & Johnson	41,647	6,860,927
Merck & Co., Inc.	98,115	7,630,403
Pfizer, Inc.	161,916	6,340,631
Sanofi (France)	115,384	12,090,589
		52,997,246

Railroads–1.34%
CSX Corp.	570,687	18,307,639

Real Estate Services–1.51%
CBRE Group, Inc., Class A(b)	241,163	20,674,904

Regional Banks–3.93%
Citizens Financial Group, Inc.	440,364	20,199,497
PNC Financial Services Group, Inc. (The)	91,352	17,426,308
Truist Financial Corp.	291,001	16,150,555
		53,776,360

Semiconductors–3.40%
Intel Corp.	289,334	16,243,211
Micron Technology, Inc.(b)	88,762	7,542,995
NXP Semiconductors N.V. (China)	56,051	11,530,812
QUALCOMM, Inc.	78,548	11,226,865
		46,543,883

Specialty Chemicals–0.51%
Axalta Coating Systems Ltd.(b)	229,038	6,983,369

Systems Software–1.00%
Oracle Corp.	176,303	13,723,425

Tobacco–1.57%
Philip Morris International, Inc.	216,744	21,481,498

Wireless Telecommunication Services–0.46%
Vodafone Group PLC (United Kingdom)	3,711,662	6,242,749

Total Common Stocks & Other Equity Interests (Cost $548,410,275)		870,618,149

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–20.25%
Aerospace & Defense–0.34%
Boeing Co. (The), 5.81%, 05/01/2050	$1,625,000	$2,191,867
General Dynamics Corp., 3.88%, 07/15/2021	1,735,000	1,736,445
Precision Castparts Corp., 2.50%, 01/15/2023	333,000	342,335
Raytheon Technologies Corp., 4.45%, 11/16/2038	308,000	373,766
		4,644,413

Agricultural & Farm Machinery–0.09%
Deere & Co., 2.60%, 06/08/2022	1,161,000	1,180,406

Agricultural Products–0.02%
Ingredion, Inc., 6.63%, 04/15/2037	232,000	323,251

Air Freight & Logistics–0.06%
FedEx Corp., 4.90%, 01/15/2034	402,000	502,420
United Parcel Service, Inc., 3.40%, 11/15/2046	240,000	270,208
		772,628

Airlines–0.31%
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 04/01/2028	283,164	288,469
Continental Airlines Pass-Through Trust, Series 2012-1, Class A, 4.15%, 04/11/2024	281,906	299,861
JetBlue Airways Corp., Conv., 0.50%, 04/01/2026(c)	1,732,000	1,734,598
Spirit Airlines, Inc., Conv., 1.00%, 05/15/2026	1,073,000	1,028,041
United Airlines Pass-Through Trust, Series 2014-2, Class A, 3.75%, 09/03/2026	363,867	385,392
Series 2018-1, Class AA, 3.50%, 03/01/2030	452,332	474,625
		4,210,986

Alternative Carriers–0.20%
Liberty Latin America Ltd. (Chile), Conv., 2.00%, 07/15/2024	2,743,000	2,807,686

Application Software–0.38%
salesforce.com, inc., 2.70%, 07/15/2041	1,413,000	1,424,209
Workday, Inc., Conv., 0.25%, 10/01/2022	2,248,000	3,727,409
		5,151,618

Asset Management & Custody Banks–0.30%
Apollo Management Holdings L.P., 4.00%, 05/30/2024(c)	2,755,000	3,001,724
Brookfield Asset Management, Inc. (Canada), 4.00%, 01/15/2025	445,000	487,174
Carlyle Holdings Finance LLC, 3.88%, 02/01/2023(c)	103,000	108,082
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(c)	372,000	485,844
		4,082,824

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Principal
	Amount	Value
Automobile Manufacturers–0.26%
General Motors Co., 6.60%, 04/01/2036	$377,000	$518,142
General Motors Financial Co., Inc., 5.25%, 03/01/2026	480,000	554,662
Toyota Motor Credit Corp., 2.60%, 01/11/2022	2,460,000	2,490,825
		3,563,629

Biotechnology–0.57%
AbbVie, Inc.,
4.50%, 05/14/2035	694,000	837,002
4.05%, 11/21/2039	1,322,000	1,537,551
4.85%, 06/15/2044	264,000	336,622
Gilead Sciences, Inc.,
4.40%, 12/01/2021	473,000	476,191
3.25%, 09/01/2022	2,070,000	2,129,588
Neurocrine Biosciences, Inc., Conv., 2.25%, 05/15/2024	1,875,000	2,525,437
		7,842,391

Brewers–0.24%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide, Inc. (Belgium),
4.70%, 02/01/2036	959,000	1,178,038
4.90%, 02/01/2046	538,000	682,167
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(c)	945,000	1,045,295
Molson Coors Beverage Co., 4.20%, 07/15/2046	377,000	421,013
		3,326,513

Cable & Satellite–1.62%
BofA Finance LLC, Conv., 0.13%, 09/01/2022	2,213,000	2,688,795
Cable One, Inc.,
Conv.,
0.00%, 03/15/2026(c)(d)	2,747,000	2,757,988
1.13%, 03/15/2028(c)	1,311,000	1,339,863
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
4.46%, 07/23/2022	1,029,000	1,065,449
3.85%, 04/01/2061	1,067,000	1,049,849
Comcast Corp.,
4.15%, 10/15/2028	935,000	1,083,047
6.45%, 03/15/2037	278,000	404,063
3.90%, 03/01/2038	756,000	871,203
Cox Communications, Inc., 2.95%, 10/01/2050(c)	202,000	191,808
DISH Network Corp., Conv., 3.38%, 08/15/2026	7,604,000	7,778,892
Liberty Broadband Corp., Conv., 1.25%, 10/05/2023(c)(e)	2,645,000	2,675,417
NBCUniversal Media LLC, 5.95%, 04/01/2041	197,000	284,312
		22,190,686

Commodity Chemicals–0.03%

LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(c)	339,000	452,019

	Principal
	Amount	Value
Communications Equipment–0.54%
Cisco Systems, Inc., 1.85%, 09/20/2021	$1,605,000	$1,608,736
Finisar Corp., Conv., 0.50%, 12/15/2021(e)	1,052,000	1,047,448
Viavi Solutions, Inc.,
Conv.,
1.75%, 06/01/2023	1,556,000	2,097,021
1.00%, 03/01/2024	1,874,000	2,648,196
		7,401,401

Computer & Electronics Retail–0.05%
Dell International LLC/EMC Corp.,
5.45%, 06/15/2023	613,000	665,196
8.35%, 07/15/2046	14,000	22,934
		688,130

Construction Machinery & Heavy Trucks–0.06%
Caterpillar Financial Services Corp., 1.70%, 08/09/2021	785,000	786,318

Consumer Finance–0.26%
American Express Co., 3.63%, 12/05/2024	324,000	354,423
Capital One Financial Corp., 3.20%, 01/30/2023	958,000	997,711
Discover Bank, 3.35%, 02/06/2023	1,500,000	1,563,184
Synchrony Financial, 3.95%, 12/01/2027	556,000	620,275
		3,535,593

Data Processing & Outsourced Services–0.11%
Fiserv, Inc., 3.80%, 10/01/2023	1,412,000	1,511,773

Diversified Banks–1.23%
ANZ New Zealand (Int’l) Ltd. (New Zealand), 2.88%, 01/25/2022(c)	350,000	355,297
Bank of America Corp., 3.25%, 10/21/2027	525,000	569,936
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(c)	700,000	762,240
Citigroup, Inc.,
4.00%, 08/05/2024	60,000	65,376
3.67%, 07/24/2028(f)	511,000	564,096
6.68%, 09/13/2043	741,000	1,141,135
5.30%, 05/06/2044	228,000	308,502
4.75%, 05/18/2046	356,000	453,903
HSBC Holdings PLC (United Kingdom), 2.63%, 11/07/2025(f)	1,775,000	1,863,900
JPMorgan Chase & Co.,
3.20%, 06/15/2026	394,000	429,181
3.51%, 01/23/2029(f)	1,058,000	1,166,967
4.26%, 02/22/2048(f)	489,000	594,651
3.90%, 01/23/2049(f)	1,058,000	1,233,486
Series V, 3.46% (3 mo. USD
LIBOR + 3.32%)(g)(h)	732,000	734,745
Mizuho Financial Group Cayman 3 Ltd. (Japan), 4.60%, 03/27/2024(c)	200,000	218,284
National Australia Bank Ltd. (Australia), 1.88%, 07/12/2021(i)	945,000	945,497

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Principal
	Amount	Value
Diversified Banks–(continued)
SMBC Aviation Capital Finance DAC (Ireland), 2.65%, 07/15/2021(c)	$315,000	$315,237
Societe Generale S.A. (France), 5.00%, 01/17/2024(c)	735,000	800,240
U.S. Bancorp, Series W, 3.10%, 04/27/2026	2,097,000	2,282,824
Wells Fargo & Co.,
3.55%, 09/29/2025	626,000	688,328
4.10%, 06/03/2026	505,000	567,639
4.65%, 11/04/2044	647,000	799,617
		16,861,081

Diversified Capital Markets–0.34%
Credit Suisse AG (Switzerland),
6.50%, 08/08/2023(c)	686,000	759,436
Conv., 0.50%, 06/24/2024(c)	3,965,000	3,872,616
		4,632,052

Diversified Metals & Mining–0.02%
Rio Tinto Finance USA Ltd. (Australia), 7.13%, 07/15/2028	182,000	246,652

Drug Retail–0.13%
CVS Pass-Through Trust, 6.04%, 12/10/2028	545,977	639,649
Walgreens Boots Alliance, Inc.,
3.30%, 11/18/2021	580,000	583,606
4.50%, 11/18/2034	428,000	499,305
		1,722,560

Electric Utilities–0.46%
Electricite de France S.A. (France), 4.88%, 01/22/2044(c)	846,000	1,068,262
Georgia Power Co., Series B, 3.70%, 01/30/2050	350,000	380,896
NextEra Energy Capital Holdings, Inc.,
0.65%, 03/01/2023	2,415,000	2,425,444
3.55%, 05/01/2027	530,000	586,105
Ohio Power Co., Series M, 5.38%, 10/01/2021	182,000	184,271
PPL Electric Utilities Corp., 6.25%, 05/15/2039	46,000	67,229
Xcel Energy, Inc.,
0.50%, 10/15/2023	566,000	566,223
3.50%, 12/01/2049	964,000	1,044,795
		6,323,225

Food Retail–0.23%
Nestle Holdings, Inc., 3.10%, 09/24/2021(c)	3,190,000	3,203,729

General Merchandise Stores–0.03%
Dollar General Corp., 3.25%, 04/15/2023	353,000	368,492

Health Care Equipment–0.37%
Becton, Dickinson and Co., 4.88%, 05/15/2044	428,000	508,437
DexCom, Inc., Conv., 0.75%, 12/01/2023	611,000	1,589,364
Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025	1,984,000	2,200,058
Medtronic, Inc., 4.38%, 03/15/2035	249,000	310,174

	Principal
	Amount	Value
Health Care Equipment–(continued)
Tandem Diabetes Care, Inc., Conv., 1.50%, 05/01/2025(c)	$348,000	$397,172
		5,005,205

Health Care Services–0.08%
Cigna Corp., 4.80%, 08/15/2038	307,000	382,787
CVS Health Corp., 3.38%, 08/12/2024	361,000	388,212
Laboratory Corp. of America Holdings, 4.70%, 02/01/2045	263,000	316,224
		1,087,223

Health Care Technology–0.28%
Teladoc Health, Inc., Conv., 1.25%, 06/01/2027	3,430,000	3,856,692

Home Improvement Retail–0.15%
Home Depot, Inc. (The), 2.63%, 06/01/2022	2,010,000	2,051,371

Hotel & Resort REITs–0.01%
Service Properties Trust, 5.00%, 08/15/2022	182,000	184,275

Hotels, Resorts & Cruise Lines–0.16%
Booking Holdings, Inc., Conv.,
0.90%, 09/15/2021	1,470,000	1,600,095
0.75%, 05/01/2025	396,000	561,924
		2,162,019

Industrial Conglomerates–0.12%
Honeywell International, Inc.,
0.38% (3 mo. USD LIBOR + 0.23%), 08/19/2022(h)	607,000	607,207
0.48%, 08/19/2022	1,055,000	1,055,352
		1,662,559

Insurance Brokers–0.02%
Willis North America, Inc., 3.60%, 05/15/2024	233,000	250,453

Integrated Oil & Gas–0.29%
BP Capital Markets America, Inc., 2.94%, 06/04/2051	991,000	951,185
Cenovus Energy, Inc. (Canada), 3.95%, 04/15/2022	274,000	278,938
Chevron Corp., 2.50%, 03/03/2022	1,345,000	1,362,986
Chevron USA, Inc., 5.25%, 11/15/2043	756,000	1,029,122
Suncor Energy, Inc. (Canada), 3.60%, 12/01/2024	322,000	348,053
		3,970,284

Integrated Telecommunication Services–0.42%
AT&T, Inc.,
3.00%, 06/30/2022	502,000	513,384
4.30%, 02/15/2030	318,000	367,843
4.50%, 05/15/2035	446,000	524,194
3.50%, 09/15/2053(c)	447,000	449,766
3.55%, 09/15/2055(c)	157,000	157,755
3.80%, 12/01/2057(c)	255,000	266,163

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Principal
	Amount	Value
Integrated Telecommunication Services–(continued)
Telefonica Emisiones S.A. (Spain),
4.67%, 03/06/2038	$750,000	$884,726
5.21%, 03/08/2047	700,000	875,575
Verizon Communications, Inc.,
4.40%, 11/01/2034	417,000	497,323
4.81%, 03/15/2039	459,000	582,261
3.40%, 03/22/2041	561,000	594,176
		5,713,166

Interactive Home Entertainment–0.09%
Zynga, Inc., Conv., 0.00%, 12/15/2026(c)(d)	1,140,000	1,221,225

Interactive Media & Services–0.02%
TripAdvisor, Inc., Conv., 0.25%, 04/01/2026(c)	338,000	318,565
Internet & Direct Marketing Retail–0.92%
Amazon.com, Inc.,
4.80%, 12/05/2034	9,000	11,621
2.88%, 05/12/2041	2,996,000	3,094,912
Match Group Financeco 3, Inc., Conv., 2.00%, 01/15/2030(c)	3,305,000	6,731,954
Trip.com Group Ltd. (China), Conv., 1.25%, 09/15/2022	2,834,000	2,701,931
		12,540,418

Internet Services & Infrastructure–0.29%
Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	3,055,000	3,992,885

Investment Banking & Brokerage–0.65%
Goldman Sachs Group, Inc. (The),
5.25%, 07/27/2021	364,000	365,270
4.25%, 10/21/2025	529,000	591,773
GS Finance Corp., Series 0001, Conv., 0.25%, 07/08/2024	6,118,000	7,172,743
Morgan Stanley, 4.00%, 07/23/2025	654,000	727,974
		8,857,760

IT Consulting & Other Services–0.11%
International Business Machines Corp., 2.88%, 11/09/2022	1,421,000	1,471,044

Life & Health Insurance–0.51%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	853,000	965,791
Athene Global Funding,
4.00%, 01/25/2022(c)	1,155,000	1,179,171
2.75%, 06/25/2024(c)	260,000	272,809
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(c)	2,184,000	2,186,140
Guardian Life Global Funding, 2.90%, 05/06/2024(c)	689,000	731,070
Jackson National Life Global Funding,
2.10%, 10/25/2021(c)	489,000	491,874
3.25%, 01/30/2024(c)	453,000	482,761
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(c)	440,000	554,935

	Principal
	Amount	Value
Life & Health Insurance–(continued)
Prudential Financial, Inc., 3.91%, 12/07/2047	$141,000	$ 164,199
		7,028,750

Managed Health Care–0.05%
UnitedHealth Group, Inc., 3.50%, 08/15/2039	559,000	625,612

Movies & Entertainment–0.91%
Liberty Media Corp., Conv., 1.38%, 10/15/2023	5,671,000	7,563,631
Liberty Media Corp.-Liberty Formula One, Conv., 1.00%, 01/30/2023	540,000	736,493
Live Nation Entertainment, Inc., Conv., 2.50%, 03/15/2023	2,015,000	2,823,619
Walt Disney Co. (The), 3.00%, 09/15/2022	1,350,000	1,393,993
		12,517,736

Multi-line Insurance–0.13%
American International Group, Inc., 4.38%, 01/15/2055	696,000	846,772
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(c)	887,000	976,589
		1,823,361

Multi-Utilities–0.10%
NiSource, Inc., 4.38%, 05/15/2047	571,000	685,552
Sempra Energy, 3.80%, 02/01/2038	559,000	622,238
		1,307,790

Office REITs–0.05%
Office Properties Income Trust, 4.00%, 07/15/2022	689,000	711,758

Oil & Gas Exploration & Production–0.07%
Cameron LNG LLC, 3.70%, 01/15/2039(c)	622,000	694,693
ConocoPhillips, 4.15%, 11/15/2034	230,000	267,876
		962,569

Oil & Gas Storage & Transportation–0.66%
Energy Transfer L.P.,
4.20%, 09/15/2023	1,724,000	1,845,383
4.90%, 03/15/2035	344,000	398,899
5.30%, 04/01/2044	587,000	678,968
5.00%, 05/15/2050	724,000	838,429
Enterprise Products Operating LLC,
6.45%, 09/01/2040	23,000	32,956
4.25%, 02/15/2048	696,000	798,479
Kinder Morgan, Inc., 5.30%, 12/01/2034	407,000	503,595
MPLX L.P.,
4.50%, 07/15/2023	1,721,000	1,841,377
4.50%, 04/15/2038	810,000	930,648
Plains All American Pipeline L.P./PAA Finance Corp., 3.65%, 06/01/2022	323,000	329,730
Spectra Energy Partners L.P., 4.50%, 03/15/2045	488,000	573,554

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Principal
	Amount	Value
Oil & Gas Storage & Transportation–(continued)
Texas Eastern Transmission L.P., 7.00%, 07/15/2032	$169,000	$ 234,620
		9,006,638

Other Diversified Financial Services–0.99%
Convertible Trust - Energy, Series 2019-1, 0.33%, 09/19/2024	5,856,000	6,353,760
Convertible Trust - Media, Series 2019, Class 1, 0.25%, 12/04/2024	5,872,000	7,263,664
		13,617,424

Packaged Foods & Meats–0.00%
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	63,000	70,903

Paper Packaging–0.10%
International Paper Co., 6.00%, 11/15/2041	223,000	317,429
Packaging Corp. of America, 4.50%, 11/01/2023	1,037,000	1,121,146
		1,438,575

Pharmaceuticals–0.95%
AstraZeneca PLC (United Kingdom), 2.38%, 06/12/2022	2,905,000	2,959,273
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(c)	985,000	1,129,580
Bayer US Finance LLC (Germany), 3.00%, 10/08/2021(c)	790,000	795,664
Bristol-Myers Squibb Co., 4.13%, 06/15/2039	621,000	751,032
GlaxoSmithKline Capital, Inc. (United Kingdom), 6.38%, 05/15/2038	64,000	96,032
Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026	1,556,000	2,077,260
Pacira BioSciences, Inc., Conv., 2.38%, 04/01/2022	212,000	232,007
0.75%, 08/01/2025(c)	875,000	963,594
Pfizer, Inc., 3.00%, 09/15/2021	1,855,000	1,865,869
2.20%, 12/15/2021	590,000	595,338
Supernus Pharmaceuticals, Inc., Conv., 0.63%, 04/01/2023	1,182,000	1,167,964
Zoetis, Inc., 4.70%, 02/01/2043	333,000	429,408
		13,063,021

Property & Casualty Insurance–0.19%
Allstate Corp. (The), 3.28%, 12/15/2026	302,000	333,589
Markel Corp.,
5.00%, 03/30/2043	351,000	426,835
5.00%, 05/20/2049	497,000	645,865
Travelers Cos., Inc. (The), 4.60%, 08/01/2043	605,000	797,686
W.R. Berkley Corp., 4.63%, 03/15/2022	382,000	393,259
		2,597,234

Railroads–0.24%
CSX Corp., 5.50%, 04/15/2041	346,000	471,507

	Principal
	Amount	Value
Railroads–(continued)
Norfolk Southern Corp., 3.40%, 11/01/2049	$461,000	$ 489,162
Union Pacific Corp.,
3.65%, 02/15/2024	92,000	98,711
3.20%, 05/20/2041	1,018,000	1,081,518
4.15%, 01/15/2045	426,000	493,495
3.84%, 03/20/2060	519,000	592,532
		3,226,925

Real Estate Services–0.21%
Redfin Corp., Conv., 0.00%, 10/15/2025(c)(d)	2,593,000	2,921,015

Regional Banks–0.06%
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029	689,000	770,776

Reinsurance–0.07%
PartnerRe Finance B LLC, 3.70%, 07/02/2029	500,000	556,207
Reinsurance Group of America, Inc., 4.70%, 09/15/2023	352,000	382,820
		939,027

Renewable Electricity–0.06%
Oglethorpe Power Corp., 4.55%, 06/01/2044	679,000	780,870

Restaurants–0.06%
Starbucks Corp., 3.55%, 08/15/2029	705,000	788,595

Retail REITs–0.08%
Regency Centers L.P.,
2.95%, 09/15/2029	750,000	790,646
4.65%, 03/15/2049	256,000	311,606
		1,102,252

Semiconductors–1.12%
Broadcom, Inc., 3.47%, 04/15/2034(c)	640,000	677,619
Cree, Inc.,
Conv.,
0.88%, 09/01/2023	1,401,000	2,339,758
1.75%, 05/01/2026	984,000	2,140,692
Marvell Technology, Inc., 2.45%, 04/15/2028(c)	1,210,000	1,234,484
Microchip Technology, Inc., Conv., 0.13%, 11/15/2024	3,865,000	4,367,450
Micron Technology, Inc., 4.66%, 02/15/2030	680,000	791,673
NVIDIA Corp., 2.20%, 09/16/2021	740,000	741,818
NXP B.V./NXP Funding LLC (China),
3.88%, 09/01/2022(c)	1,885,000	1,955,208
5.35%, 03/01/2026(c)	676,000	789,265
Texas Instruments, Inc., 2.63%, 05/15/2024	215,000	226,788
		15,264,755

Soft Drinks–0.10%

PepsiCo, Inc., 3.00%, 08/25/2021	1,335,000	1,340,591

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Principal
	Amount	Value
Specialized REITs–0.33%
American Tower Corp., 1.60%, 04/15/2026	$852,000	$ 861,579
Crown Castle International Corp.,
2.50%, 07/15/2031	1,413,000	1,424,905
4.75%, 05/15/2047	46,000	56,252
EPR Properties, 4.75%, 12/15/2026	1,556,000	1,688,765
LifeStorage L.P., 3.50%, 07/01/2026	404,000	442,233
		4,473,734

Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	159,000	199,235

Systems Software–0.36%
FireEye, Inc.,
Series B, Conv., 1.63%, 06/01/2022(e)	1,795,000	1,787,252

Series A, Conv., 1.00%, 06/01/2025(e)	1,642,000	1,623,373

Microsoft Corp., 3.50%, 02/12/2035	404,000	469,727

Oracle Corp., 3.60%, 04/01/2040	965,000	1,019,439

		4,899,791

Technology Distributors–0.05%
Avnet, Inc., 4.63%, 04/15/2026	671,000	755,403

Technology Hardware, Storage & Peripherals–0.25%
Apple, Inc.,
2.15%, 02/09/2022	691,000	699,330

3.35%, 02/09/2027	315,000	350,119

Western Digital Corp., Conv., 1.50%, 02/01/2024	2,149,000	2,306,146

		3,355,595

Tobacco–0.23%
Altria Group, Inc., 5.80%, 02/14/2039	1,124,000	1,390,473

Philip Morris International, Inc.,
3.60%, 11/15/2023	369,000	397,539

4.88%, 11/15/2043	1,102,000	1,380,469

		3,168,481

Trading Companies & Distributors–0.10%
Air Lease Corp.,
3.00%, 09/15/2023	63,000	65,881

4.25%, 09/15/2024	427,000	465,941

Aircastle Ltd., 4.40%, 09/25/2023	771,000	825,965

		1,357,787

Trucking–0.13%
Aviation Capital Group LLC,
2.88%, 01/20/2022(c)	1,015,000	1,025,447

4.88%, 10/01/2025(c)	709,000	787,975

		1,813,422

Wireless Telecommunication Services–0.22%
America Movil S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042	600,000	722,179

	Principal
	Amount	Value
Wireless Telecommunication Services–(continued)
Rogers Communications, Inc. (Canada),
4.50%, 03/15/2043	$533,000	$ 625,289

4.30%, 02/15/2048	1,394,000	1,612,539

		2,960,007

Total U.S. Dollar Denominated Bonds & Notes (Cost $245,890,706)		277,064,832

U.S. Treasury Securities–11.25%
U.S. Treasury Bills–0.00%
0.04%, 07/15/2021(j)(k)	10,000	10,000

U.S. Treasury Bonds–1.21%
4.50%, 02/15/2036	2,636,800	3,620,656

4.50%, 08/15/2039	36,400	51,332

4.38%, 05/15/2040	72,800	101,758

2.25%, 05/15/2041	2,983,800	3,105,483

1.88%, 02/15/2051(i)	10,209,500	9,746,882

		16,626,111

U.S. Treasury Notes–10.04%
0.13%, 06/30/2023	24,664,300	24,606,011

0.25%, 06/15/2024	24,618,500	24,469,443

0.88%, 06/30/2026	54,595,800	54,572,341

1.25%, 06/30/2028	21,222,100	21,256,917

1.63%, 05/15/2031(i)	12,261,800	12,451,475

		137,356,187

Total U.S. Treasury Securities (Cost $152,832,363)		153,992,298

	Shares
Preferred Stocks–0.56%
Asset Management & Custody Banks–0.19%
AMG Capital Trust II, 5.15%, Conv. Pfd.	44,432	2,593,940

Diversified Banks–0.02%
Wells Fargo & Co., 5.85%, Series Q, Pfd.(f)	10,911	300,598

Oil & Gas Storage & Transportation–0.35%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd.	95,499	4,798,825

Total Preferred Stocks (Cost $5,960,701)		7,693,363

	Principal
	Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.07%

Federal Home Loan Mortgage Corp. (FHLMC)–0.07%
6.75%, 03/15/2031	$682,000	1,003,031

5.50%, 02/01/2037	5	6

		1,003,037

Federal National Mortgage Association (FNMA)–0.00%
9.50%, 04/01/2030	522	576

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $ 842,906)		1,003,613

	Shares
Money Market Funds–4.59%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(l)(m)	23,862,861	23,862,861

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(l)(m)	11,634,506	11,639,160

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

	Shares	Value

Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.01%(l)(m)	27,271,841	$27,271,841

Total Money Market Funds (Cost $62,767,638)		62,773,862

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.35% (Cost $1,016,704,589)		1,373,146,117

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.68%
Invesco Private Government Fund, 0.02%(l)(m)(n)	6,873,385	6,873,385

	Shares	Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.12%(l)(m)(n)	16,031,486	$16,037,898

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,911,283)		22,911,283

TOTAL INVESTMENTS IN SECURITIES–102.03% (Cost $1,039,615,872)		1,396,057,400

OTHER ASSETS LESS LIABILITIES–(2.03)%		(27,713,335)

NET ASSETS–100.00%		$1,368,344,065

Investment Abbreviations:

Conv.	– Convertible
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2021 was $54,540,472, which represented 3.99% of the Fund’s Net Assets.

(d)	Zero coupon bond issued at a discount.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	Perpetual bond with no specified maturity date.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2021.
(i)	All or a portion of this security was out on loan at June 30, 2021.
(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value June 30, 2021	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$22,007,337	$ 56,576,426	$(54,720,902)	$ -	$ -	$23,862,861	$3,155

Invesco Liquid Assets Portfolio, Institutional Class	11,695,851	38,883,035	(38,940,896)	(611)	1,781	11,639,160	1,114

Invesco Treasury Portfolio, Institutional Class	25,151,242	64,658,772	(62,538,173)	-	-	27,271,841	1,267

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	-	75,139,087	(68,265,702)	-	-	6,873,385	148*

Invesco Private Prime Fund	-	133,224,522	(117,186,624)	-	-	16,037,898	2,326*

Total	$58,854,430	$368,481,842	$(341,652,297)	$(611)	$1,781	$85,685,145	$8,010

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(m)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.
(n)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

Open Futures Contracts

Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation

Interest Rate Risk

U.S. Treasury 5 Year Notes	9	September-2021	$(1,110,867)	$2,513	$2,513

Open Forward Foreign Currency Contracts

						Unrealized
Settlement		Contract to				Appreciation
Date	Counterparty		Deliver		Receive	(Depreciation)

Currency Risk

07/30/2021	Bank of New York Mellon (The)	EUR	7,634,382	USD	9,084,411	$ 26,693
07/30/2021	State Street Bank & Trust Co.	CHF	6,292,742	USD	6,842,911	36,728
07/30/2021	State Street Bank & Trust Co.	GBP	14,087,424	USD	19,560,664	71,876
07/30/2021	State Street Bank & Trust Co.	USD	133,573	CHF	123,542	50

Subtotal-Appreciation						135,347

Currency Risk
07/30/2021	State Street Bank & Trust Co.	CAD	7,476,878	USD	6,031,086	(511)
07/30/2021	State Street Bank & Trust Co.	GBP	375,197	USD	517,881	(1,173)
07/30/2021	State Street Bank & Trust Co.	USD	92,733	CAD	114,926	(22)
07/30/2021	State Street Bank & Trust Co.	USD	1,242,156	CHF	1,139,348	(9,846)

Subtotal-Depreciation						(11,552)

Total Forward Foreign Currency Contracts						$123,795

Abbreviations:

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – British Pound Sterling

USD – U.S. Dollar

Portfolio Composition

By security type, based on Net Assets

as of June 30, 2021

Common Stocks & Other Equity Interests	63.63%

U.S. Dollar Denominated Bonds & Notes	20.25

U.S. Treasury Securities	11.25

Security Types Each Less Than 1% of Portfolio	0.63

Money Market Funds Plus Other Assets Less Liabilities	4.24

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $953,936,951)*	$1,310,372,255

Investments in affiliated money market funds, at value (Cost $85,678,921)	85,685,145

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	135,347

Foreign currencies, at value (Cost $747)	749

Receivable for:
Investments sold	4,485,499

Fund shares sold	202,208

Dividends	1,297,343

Interest	1,808,423

Investment for trustee deferred compensation and retirement plans	225,849

Total assets	1,404,212,818

Liabilities:
Other investments:
Variation margin payable - futures contracts	580

Unrealized depreciation on forward foreign currency contracts outstanding	11,552

Payable for:
Investments purchased	10,582,044

Fund shares reacquired	679,904

Collateral upon return of securities loaned	22,911,283

Accrued fees to affiliates	1,240,073

Accrued other operating expenses	196,134

Trustee deferred compensation and retirement plans	247,183

Total liabilities	35,868,753

Net assets applicable to shares outstanding	$1,368,344,065

Net assets consist of:
Shares of beneficial interest	$902,630,772

Distributable earnings	465,713,293

$1,368,344,065

Net Assets:
Series I	$75,992,437

Series II	$1,292,351,628

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	3,739,490

Series II	64,064,640

Series I:
Net asset value per share	$20.32

Series II:
Net asset value per share	$20.17

* At June 30, 2021, securities with an aggregate value of $22,560,054 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $146,055)	$9,019,112

Interest	3,119,151

Dividends from affiliated money market funds (includes securities lending income of $36,713)	42,249

Total investment income	12,180,512

Expenses:
Advisory fees	2,505,818

Administrative services fees	1,090,146

Custodian fees	13,766

Distribution fees - Series II	1,588,518

Transfer agent fees	17,426

Trustees’ and officers’ fees and benefits	13,368

Reports to shareholders	3,302

Professional services fees	25,876

Other	14,451

Total expenses	5,272,671

Less: Fees waived	(10,023)

Net expenses	5,262,648

Net investment income	6,917,864

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	83,477,501

Affiliated investment securities	1,781

Foreign currencies	28,918

Forward foreign currency contracts	(421,477)

Futures contracts	11,275

83,097,998

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	72,725,889

Affiliated investment securities	(611)

Foreign currencies	(20,300)

Forward foreign currency contracts	602,948

Futures contracts	5,502

73,313,428

Net realized and unrealized gain	156,411,426

Net increase in net assets resulting from operations	$163,329,290

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30, 2021	December 31, 2020

Operations:
Net investment income	$6,917,864	$17,914,424

Net realized gain	83,097,998	9,273,219

Change in net unrealized appreciation	73,313,428	67,118,598

Net increase in net assets resulting from operations	163,329,290	94,306,241

Distributions to shareholders from distributable earnings:
Series I	-	(2,664,901)

Series II	-	(74,585,577)

Total distributions from distributable earnings	-	(77,250,478)

Share transactions–net:
Series I	26,926,987	(8,088,300)

Series II	(89,393,404)	(27,486,339)

Net increase (decrease) in net assets resulting from share transactions	(62,466,417)	(35,574,639)

Net increase (decrease) in net assets	100,862,873	(18,518,876)

Net assets:
Beginning of period	1,267,481,192	1,286,000,068

End of period	$1,368,344,065	$1,267,481,192

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net
				(losses)								net assets		assets without		Ratio of net
	Net asset			on securities		Dividends	Distributions					with fee waivers		fee waivers		investment
	value,	Net		(both	Total from	from net	from net		Net asset		Net assets,	and/or		and/or		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	expenses		expenses		to average		Portfolio
	of period	income(a)		unrealized)	operations	income	gains	distributions	of period	return (b)	(000’s omitted)	absorbed		absorbed		net assets		turnover (c)

Series I
Six months ended 06/30/21	$17.93	$0.12		$2.27	$2.39	$-	$-	$-	$20.32	13.33%	$75,992	0.56	%(d)	0.56	%(d)	1.28	%(d)	73%
Year ended 12/31/20	17.52	0.30		1.30	1.60	(0.42)	(0.77)	(1.19)	17.93	9.95	43,099	0.56		0.57		1.84		96
Year ended 12/31/19	16.12	0.36		2.82	3.18	(0.47)	(1.31)	(1.78)	17.52	20.37	50,731	0.54		0.55		2.02		150
Year ended 12/31/18	19.04	0.35		(2.00)	(1.65)	(0.43)	(0.84)	(1.27)	16.12	(9.50)	165,924	0.54		0.55		1.91		150
Year ended 12/31/17	17.76	0.35	(e)	1.58	1.93	(0.31)	(0.34)	(0.65)	19.04	11.03	184,768	0.55		0.56		1.93	(e)	119
Year ended 12/31/16	16.23	0.29		2.10	2.39	(0.32)	(0.54)	(0.86)	17.76	15.12	157,774	0.60		0.61		1.78		101

Series II
Six months ended 06/30/21	17.82	0.10		2.25	2.35	-	-	-	20.17	13.19	1,292,352	0.81	(d)	0.81	(d)	1.03	(d)	73
Year ended 12/31/20	17.42	0.26		1.28	1.54	(0.37)	(0.77)	(1.14)	17.82	9.65	1,224,382	0.81		0.82		1.59		96
Year ended 12/31/19	16.04	0.31		2.80	3.11	(0.42)	(1.31)	(1.73)	17.42	20.01	1,235,269	0.79		0.80		1.77		150
Year ended 12/31/18	18.95	0.31		(2.00)	(1.69)	(0.38)	(0.84)	(1.22)	16.04	(9.73)	1,041,911	0.79		0.80		1.66		150
Year ended 12/31/17	17.68	0.31	(e)	1.57	1.88	(0.27)	(0.34)	(0.61)	18.95	10.78	1,385,490	0.80		0.81		1.68	(e)	119
Year ended 12/31/16	16.16	0.25		2.09	2.34	(0.28)	(0.54)	(0.82)	17.68	14.84	1,314,323	0.85		0.86		1.53		101

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the six months ended June 30, 2021, the portfolio turnover calculation excludes the value of securities purchased of $22,225,472 in connection with the acquisition of Invesco V.I. Managed Volatility Fund into the Fund.

(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $55,273 and $1,281,346 for Series I and Series II shares, respectively.
(e)

Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the year ended December 31, 2017. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.30 and 1.64% and $0.26 and 1.39% for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Equity and Income Fund

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Equity and Income Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

    The Fund’s investment objectives are both capital appreciation and current income.

    The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Invesco V.I. Equity and Income Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

Invesco V.I. Equity and Income Fund

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

N.

Collateral –To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory    agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $150 million	0.500%
Next $100 million	0.450%
Next $100 million	0.400%
Over $350 million	0.350%

    For the six months ended June 30, 2021, the effective advisory fee rate incurred by the Fund was 0.38%.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

    Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

    For the six months ended June 30, 2021, the Adviser waived advisory fees of $10,023.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2021, Invesco was paid $95,941 for accounting and fund administrative services and was reimbursed $994,205 for fees paid to insurance

Invesco V.I. Equity and Income Fund

companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2021, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

    For the six months ended June 30, 2021, the Fund incurred $5,336 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$824,776,615	$45,841,534	$–	$870,618,149

U.S. Dollar Denominated Bonds & Notes	–	277,064,832	–	277,064,832

U.S. Treasury Securities	–	153,992,298	–	153,992,298

Preferred Stocks	7,693,363	–	–	7,693,363

U.S. Government Sponsored Agency Mortgage-Backed Securities	–	1,003,613	–	1,003,613

Money Market Funds	62,773,862	22,911,283	–	85,685,145

Total Investments in Securities	895,243,840	500,813,560	–	1,396,057,400

Other Investments - Assets*

Futures Contracts	2,513	–	–	2,513

Forward Foreign Currency Contracts	–	135,347	–	135,347

	2,513	135,347	–	137,860

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(11,552)	–	(11,552)

Total Other Investments	2,513	123,795	–	126,308

Total Investments	$895,246,353	$500,937,355	$–	$1,396,183,708

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Invesco V.I. Equity and Income Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2021:

	Value
Derivative Assets	Currency Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$-	$2,513	$2,513

Unrealized appreciation on forward foreign currency contracts outstanding	135,347	-	135,347

Total Derivative Assets	135,347	2,513	137,860

Derivatives not subject to master netting agreements	-	(2,513)	(2,513)

Total Derivative Assets subject to master netting agreements	$135,347	$-	$135,347

	Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total

Unrealized depreciation on forward foreign currency contracts outstanding	$(11,552)	$-	$(11,552)

Derivatives not subject to master netting agreements	-	-	-

Total Derivative Liabilities subject to master netting agreements	$(11,552)	$-	$(11,552)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2021.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Bank of New York Mellon (The)	$ 26,693	$ -	$26,693	$ -	$ -	$ 26,693

State Street Bank & Trust Co.	108,654	(11,552)	97,102	-	-	97,102

Total	$ 135,347	$(11,552)	$123,795	$ -	$ -	$123,795

Effect of Derivative Investments for the six months ended June 30, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Statement of Operations
	Currency	Interest
	Risk	Rate Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$(421,477)	$-	$(421,477)

Futures contracts	-	11,275	11,275

Change in Net Unrealized Appreciation:
Forward foreign currency contracts	602,948	-	602,948

Futures contracts	-	5,502	5,502

Total	$181,471	$16,777	$198,248

The table below summarizes the average notional value of derivatives held during the period.

	Forward
	Foreign Currency	Futures
	Contracts	Contracts

Average notional value	$45,816,703	$1,137,671

NOTE 5–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2021, the Fund engaged in securities purchases of $1,880,377.

Invesco V.I. Equity and Income Fund

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2020.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $170,267,567 and $348,567,534, respectively. Cost of investments, including any derivatives, on a tax basis    includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$344,250,839
Aggregate unrealized (depreciation) of investments	(3,153,424)

Net unrealized appreciation of investments	$341,097,415

Cost of investments for tax purposes is $ 1,055,086,293.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2021(a)		December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Series I	187,558	$3,762,169	192,505	$3,212,832

Series II	703,652	13,780,097	8,497,726	137,573,138

Issued as reinvestment of dividends:
Series I	-	-	166,556	2,664,901

Series II	-	-	4,685,024	74,585,577

Issued in connection with acquisitions:(b)
Series I	1,511,358	30,408,542	-	-

Series II	55,570	1,110,840	-	-

Reacquired:
Series I	(363,409)	(7,243,724)	(851,279)	(13,966,033)

Series II	(5,388,746)	(104,284,341)	(15,407,946)	(239,645,054)

Net increase (decrease) in share activity	(3,294,017)	$(62,466,417)	(2,717,414)	$(35,574,639)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 72% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Equity and Income Fund

(b)

After the close of business on April 30, 2021, the Fund acquired all the net assets of Invesco V.I. Managed Volatility Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on December 3, 2020 and by the shareholders of the Target Fund on April 5, 2021. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 1,566,928 shares of the Fund for 2,556,075 shares outstanding of the Target Fund as of the close of business on April 30, 2021. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, April 30, 2021. The Target Fund’s net assets as of the close of business on April 30, 2021 of $31,519,382, including $8,543,643 of unrealized appreciation (depreciation), were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $1,356,523,614 and $1,388,042,996 immediately after the acquisition.

The pro forma results of operations for the six months ended June 30, 2021 assuming the reorganization had been completed on January 1, 2021, the beginning of the semi-annual reporting period are as follows:

Net investment income	$6,912,393

Net realized/unrealized gains	158,787,176

Change in net assets resulting from operations	$165,699,569

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since May 1, 2021.

Invesco V.I. Equity and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs,    and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,133.30	$2.96	$1,022.02	$2.81	0.56%
Series II	1,000.00	1,131.90	4.28	1,020.78	4.06	0.81

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Equity and Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Equity and Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Value Index (Index). The Board noted that performance of Series I shares of the Fund was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one year period, reasonably comparable to the performance of the Index for the three year period, and below the performance of the Index for the five year period. The Board noted that the Fund’s stock selection in certain sectors, as well as exposure to issuers operating in industries that were significantly impacted by the COVID-19 pandemic detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco V.I. Equity and Income Fund

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2020.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.

The Board requested and received additional information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Equity and Income Fund

Semiannual Report to Shareholders	June 30, 2021

Invesco V.I. Global Fund Effective April 30, 2021, Invesco Oppenheimer V.I. Global Fund was renamed Invesco V.I. Global Fund.

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
Invesco Distributors, Inc.	O-VIGLBL-SAR-1

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/20 to 6/30/21, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	11.72%
Series II Shares	11.56
MSCI All Country World Index▼	12.30

Source(s): ▼ RIMES Technologies Corp.

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/21

Series I Shares
Inception (11/12/90)	10.87%
10 Years	12.07
5 Years	19.44
1 Year	45.23

Series II Shares
Inception (7/13/00)	7.77%
10 Years	11.78
5 Years	19.14
1 Year	44.86

Effective May 24, 2019, Non-Service and Service shares of the Oppenheimer Global Fund/VA, (the predecessor fund) were reorganized into Series I and Series II shares, respectively, of Invesco Oppenheimer V.I. Global Fund (renamed Invesco V.I. Global Fund on April 30, 2021). Returns shown above, for periods ending on or prior to May 24, 2019, for Series I and Series II shares are those of the Non-Service shares and Service shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Global Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Global Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Global Fund

Schedule of Investments

June 30, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.26%
Brazil–0.84%
StoneCo Ltd., Class A(a)	359,778	$24,126,713

China–4.11%
JD.com, Inc., ADR(a)	1,333,430	106,421,048

Meituan, B Shares(a)(b)	290,800	12,010,497

		118,431,545

Denmark–0.38%
Ambu A/S, Class B	244,383	9,392,452

Ascendis Pharma A/S, ADR(a)	10,889	1,432,448

		10,824,900

France–11.30%
Airbus SE(a)	657,168	84,630,426

Dassault Systemes SE	37,453	9,086,093

Kering S.A.	101,669	88,967,555

LVMH Moet Hennessy Louis Vuitton SE	181,675	142,645,199

		325,329,273

Germany–2.47%
SAP SE	505,070	71,264,090

India–3.43%
DLF Ltd.	14,775,978	55,946,667

ICICI Bank Ltd., ADR	2,500,179	42,753,061

		98,699,728

Italy–0.33%
Brunello Cucinelli S.p.A.(a)	162,369	9,514,980

Japan–12.71%
Capcom Co. Ltd.	499,900	14,628,671

FANUC Corp.	125,700	30,300,026

Keyence Corp.	137,744	69,484,102

Murata Manufacturing Co. Ltd.	909,400	69,396,365

Nidec Corp.	802,200	92,911,044

Omron Corp.	471,800	37,394,692

Takeda Pharmaceutical Co. Ltd.	342,694	11,509,396

TDK Corp.	333,300	40,494,971

		366,119,267

Netherlands–0.87%
ASML Holding N.V.	26,691	18,376,791

uniQure N.V.(a)	216,719	6,674,945

		25,051,736

Spain–1.15%
Industria de Diseno Textil S.A.	935,767	32,973,443

Sweden–3.19%
Assa Abloy AB, Class B	1,344,455	40,506,951

Atlas Copco AB, Class A	839,853	51,451,156

		91,958,107

Switzerland–0.94%
Lonza Group AG	18,652	13,222,266

	Shares	Value

Switzerland–(continued)
Zur Rose Group AG(a)	36,299	$13,911,232

		27,133,498

United Kingdom–2.42%
Farfetch Ltd., Class A(a)	771,273	38,841,308

Prudential PLC	1,622,692	30,788,702

		69,630,010

United States–55.12%
Adobe, Inc.(a)	217,777	127,538,922

Agilent Technologies, Inc.	389,938	57,636,736

Alphabet, Inc., Class A(a)	123,424	301,375,489

Amazon.com, Inc.(a)	7,706	26,509,873

Analog Devices, Inc.	36,217	6,235,119

Avantor, Inc.(a)	1,233,714	43,809,184

Boston Scientific Corp.(a)	351,886	15,046,645

Castle Biosciences, Inc.(a)	85,439	6,265,242

Charles River Laboratories International, Inc.(a)	39,585	14,643,283

Dun & Bradstreet Holdings, Inc.(a)	210,660	4,501,804

Electronic Arts, Inc.	149,831	21,550,193

Equifax, Inc.	220,072	52,709,445

Facebook, Inc., Class A(a)	430,607	149,726,360

Fate Therapeutics, Inc.(a)	62,309	5,407,798

Fidelity National Information Services, Inc.	245,575	34,790,610

Illumina, Inc.(a)	46,973	22,228,093

Intuit, Inc.	290,860	142,570,846

Intuitive Surgical, Inc.(a)	14,142	13,005,549

IQVIA Holdings, Inc.(a)	74,855	18,138,864

Marriott International, Inc., Class A(a)	26,273	3,586,790

Maxim Integrated Products, Inc.	817,437	86,125,162

Microsoft Corp.	102,733	27,830,370

PayPal Holdings, Inc.(a)	272,304	79,371,170

Pegasystems, Inc.	124,079	17,270,556

Phathom Pharmaceuticals, Inc.(a)	235,938	7,986,501

Qualtrics International, Inc., Class A(a)	125,759	4,810,282

S&P Global, Inc.	319,152	130,995,938

Twist Bioscience Corp.(a)	12,202	1,625,917

United Parcel Service, Inc., Class B	305,702	63,576,845

Veracyte, Inc.(a)	348,101	13,917,078

Visa, Inc., Class A	140,886	32,941,965

Walt Disney Co. (The)(a)	303,994	53,433,025

		1,587,161,654

Total Common Stocks & Other Equity Interests (Cost $846,514,443)		2,858,218,944

Preferred Stocks–0.00%
India–0.00%
Zee Entertainment Enterprises Ltd., 6.00%, Pfd. (Cost $0)	4,053,320	108,517

Money Market Funds–0.55%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	5,540,978	5,540,978

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Fund

	Shares	Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	3,955,680	$3,957,262

Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d	6,332,547	6,332,547

Total Money Market Funds (Cost $15,830,787)		15,830,787

TOTAL INVESTMENTS IN SECURITIES–99.81% (Cost $862,345,230)		2,874,158,248

OTHER ASSETS LESS LIABILITIES–0.19%		5,447,155

NET ASSETS–100.00%		$2,879,605,403

Investment Abbreviations:

ADR	-	American Depositary Receipt
Pfd	-	Preferred

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2021 represented less than 1% of the Fund’s Net Assets.

(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,723,917	$48,832,823	$(45,015,762)	$-	$-	$5,540,978	$353
Invesco Liquid Assets Portfolio, Institutional Class	1,231,011	34,732,273	(32,006,145)	123	-	3,957,262	157
Invesco Treasury Portfolio, Institutional Class	1,970,192	55,808,941	(51,446,586)	-	-	6,332,547	140
Total	$4,925,120	$139,374,037	$(128,468,493)	$123	$-	$15,830,787	$650

(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2021

Information Technology	31.23%

Communication Services	18.77

Consumer Discretionary	16.02

Industrials	14.61

Health Care	9.10

Financials	7.11

Other Sectors, Each Less than 2% of Net Assets	2.42

Money Market Funds Plus Other Assets Less Liabilities	0.74

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $846,514,443)	$2,858,327,461

Investments in affiliated money market funds, at value (Cost $15,830,787)	15,830,787

Cash	2,000,000

Foreign currencies, at value (Cost $1,646,044)	1,638,907

Receivable for:
Investments sold	6,869,941

Fund shares sold	299,106

Dividends	4,060,575

Investment for trustee deferred compensation and retirement plans	191,510

Total assets	2,889,218,287

Liabilities:
Payable for:
Fund shares reacquired	5,452,321

Accrued foreign taxes	1,071,058

Accrued fees to affiliates	2,403,516

Accrued other operating expenses	494,479

Trustee deferred compensation and retirement plans	191,510

Total liabilities	9,612,884

Net assets applicable to shares outstanding	$2,879,605,403

Net assets consist of:
Shares of beneficial interest	$592,005,270

Distributable earnings	2,287,600,133

$2,879,605,403

Net Assets:
Series I	$1,496,235,088

Series II	$1,383,370,315

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	25,694,638

Series II	24,141,411

Series I:
Net asset value per share	$58.23

Series II:
Net asset value per share	$57.30

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,031,535)	$8,061,053

Dividends from affiliated money market funds	650

Total investment income	8,061,703

Expenses:
Advisory fees	8,507,023

Administrative services fees	2,237,830

Custodian fees	42,827

Distribution fees - Series II	1,657,707

Transfer agent fees	45,807

Trustees’ and officers’ fees and benefits	18,462

Reports to shareholders	88,739

Professional services fees	90,788

Taxes	2,952

Other	15,226

Total expenses	12,707,361

Less: Fees waived	(413,870)

Net expenses	12,293,491

Net investment income (loss)	(4,231,788)

Realized and unrealaized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	160,373,888

Foreign currencies	43,581

160,417,469

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $866,332)	153,426,372

Affiliated investment securities	123

Foreign currencies	(215,640)

153,210,855

Net realized and unrealized gain	313,628,324

Net increase in net assets resulting from operations	$309,396,536

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30, 2021	December 31, 2020

Operations:
Net investment income (loss)	$(4,231,788)	$(3,076,160)

Net realized gain	160,417,469	143,400,974

Change in net unrealized appreciation	153,210,855	454,163,940

Net increase in net assets resulting from operations	309,396,536	594,488,754

Distributions to shareholders from distributable earnings:
Series I	–	(54,374,979)

Series II	–	(46,721,722)

Total distributions from distributable earnings	–	(101,096,701)

Share transactions-net:
Series I	(104,022,147)	(164,348,638)

Series II	(87,335,878)	(89,155,546)

Net increase (decrease) in net assets resulting from share transactions	(191,358,025)	(253,504,184)

Net increase in net assets	118,038,511	239,887,869

Net assets:
Beginning of period	2,761,566,892	2,521,679,023

End of period	$2,879,605,403	$2,761,566,892

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss) (a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed (c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Series I
Six months ended 06/30/21	$52.12	$(0.05)	$6.16	$6.11	$ -	$ -	$ -	$58.23	11.72%	$1,496,235	0.77	%(e)	0.80	%(e)	(0.19	)%(e)	4%
Year ended 12/31/20	42.55	(0.01)	11.51	11.50	(0.31)	(1.62)	(1.93)	52.12	27.64	1,438,773	0.77		0.81		(0.01)		13
Year ended 12/31/19	38.00	0.29	11.03	11.32	(0.40)	(6.37)	(6.77)	42.55	31.79	1,334,573	0.77		0.80		0.70		23
Year ended 12/31/18	47.42	0.37	(5.99)	(5.62)	(0.47)	(3.33)	(3.80)	38.00	(13.18)	1,160,317	0.78		0.78		0.81		16
Year ended 12/31/17	35.02	0.29	12.50	12.79	(0.39)	-	(0.39)	47.42	36.66	1,479,034	0.76		0.76		0.69		9
Year ended 12/31/16	38.00	0.26	(0.42)	(0.16)	(0.38)	(2.44)	(2.82)	35.02	0.08	1,245,070	0.77		0.77		0.75		14
Series II
Six months ended 06/30/21	51.36	(0.12)	6.06	5.94	-	-	-	57.30	11.56	1,383,370	1.02	(e)	1.05	(e)	(0.44	)(e)	4
Year ended 12/31/20	41.95	(0.11)	11.34	11.23	(0.20)	(1.62)	(1.82)	51.36	27.34	1,322,794	1.02		1.06		(0.26)		13
Year ended 12/31/19	37.53	0.18	10.89	11.07	(0.28)	(6.37)	(6.65)	41.95	31.45	1,187,107	1.02		1.04		0.45		23
Year ended 12/31/18	46.88	0.26	(5.92)	(5.66)	(0.36)	(3.33)	(3.69)	37.53	(13.39)	911,848	1.03		1.03		0.56		16
Year ended 12/31/17	34.64	0.18	12.36	12.54	(0.30)	-	(0.30)	46.88	36.32	1,309,590	1.01		1.01		0.43		9
Year ended 12/31/16	37.59	0.17	(0.41)	(0.24)	(0.27)	(2.44)	(2.71)	34.64	(0.16)	1,065,147	1.02		1.02		0.49		14

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended December 31, 2019, 2018, 2017 and 2016, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,448,067 and $1,337,155 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Fund

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Global Fund, formerly Invesco Oppenheimer V.I. Global Fund, (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

    The Fund’s investment objective is to seek capital appreciation.

    The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

Invesco V.I. Global Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

Up to $200 million	0.750%

Next $200 million	0.720%

Next $200 million	0.690%

Next $200 million	0.660%

Next $4.2 billion	0.600%

Over $5 billion	0.580%

For the six months ended June 30, 2021, the effective advisory fee rate incurred by the Fund was 0.62%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate

Invesco V.I. Global Fund

sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least April 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement excluding certain items discussed below) of Series I shares to 0.77% and Series II shares to 1.02% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2021, the Adviser waived advisory fees of $413,870.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2021, Invesco was paid $196,514 for accounting and fund administrative services and was reimbursed $2,041,316 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2021, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2021, the Fund incurred $936 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$24,126,713	$–	$–	$24,126,713
China	106,421,048	12,010,497	–	118,431,545
Denmark	1,432,448	9,392,452	–	10,824,900
France	–	325,329,273	–	325,329,273
Germany	–	71,264,090	–	71,264,090
India	42,861,578	55,946,667	–	98,808,245
Italy	–	9,514,980	–	9,514,980
Japan	–	366,119,267	–	366,119,267
Netherlands	6,674,945	18,376,791	–	25,051,736
Spain	–	32,973,443	–	32,973,443
Sweden	–	91,958,107	–	91,958,107

Invesco V.I. Global Fund

	Level 1	Level 2	Level 3	Total
Switzerland	$–	$27,133,498	$–	$27,133,498
United Kingdom	38,841,308	30,788,702	–	69,630,010
United States	1,587,161,654	–	–	1,587,161,654
Money Market Funds	15,830,787	–	–	15,830,787
Total Investments	$1,823,350,481	$1,050,807,767	$–	$2,874,158,248

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2020.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $111,268,105 and $322,129,807, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$2,003,411,484

Aggregate unrealized (depreciation) of investments	(3,835,489)

Net unrealized appreciation of investments	$1,999,575,995

Cost of investments for tax purposes is $874,582,253.

NOTE 8–Share Information

	Summary of Share Activity
	Six months ended June 30, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Series I	598,185	$32,526,446	1,282,828	$53,569,521
Series II	433,011	23,021,443	4,607,818	189,694,783

Issued as reinvestment of dividends:
Series I	-	-	1,182,836	54,374,979
Series II	-	-	1,030,929	46,721,722

Invesco V.I. Global Fund

	Summary of Share Activity
	Six months ended June 30, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Reacquired:
Series I	(2,506,418)	$(136,548,593)	(6,229,273)	$(272,293,138)
Series II	(2,048,763)	(110,357,321)	(8,181,254)	(325,572,051)
Net increase (decrease) in share activity	(3,523,985)	$(191,358,025)	(6,306,116)	$(253,504,184)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Global Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/21)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,117.20	$4.04	$1,020.98	$3.86	0.77%
Series II	1,000.00	1,115.60	5.35	1,019.74	5.11	1.02

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Global Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Global Fund’s (formerly, Invesco Oppenheimer V.I. Global Fund) (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the MSCI All Country World Index (Index). The Board noted that performance of Series I shares of the Fund was in the third quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board noted that the Fund’s stock selection in and underweight exposure to certain sectors detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund

Invesco V.I. Global Fund

performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2020.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Global Fund

Semiannual Report to Shareholders	June 30, 2021

Invesco V.I. Global Core Equity Fund

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/ esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VIGCE-SAR-1

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/20 to 6/30/21, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	13.75%
Series II Shares	13.57
MSCI World Index▼ (Broad Market/Style-Specific Index)	13.05
Lipper VUF Global Multi-Cap Value Funds Classification Average∎ (Peer Group)	12.72
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper VUF Global Multi-Cap Value Funds Classification Average represents an average of all variable insurance underlyng funds in the Lipper Global Multi Cap Value Funds classification.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Effective June 1, 2010, Class I shares of the predecessor fund, Universal Funds Global Value Equity Portfolio, advised by Morgan Stanley Investment Management Inc. were reorganized into Series I shares of Invesco Van Kampen V.I. Global Value Equity Fund (renamed Invesco V.I. Global Core Equity Fund on April 30, 2012). Returns shown above, prior to June 1, 2010, for Series I shares are those of the Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Invesco V.I. Global Core Equity Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect

Average Annual Total Returns As of 6/30/21

Series I Shares
Inception (1/2/97)	6.00%
10 Years	7.82
5 Years	12.30
1 Year	41.76

Series II Shares
Inception (6/1/10)	8.98%
10 Years	7.55
5 Years	12.00
1 Year	41.44

sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

 The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

 Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Global Core Equity Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Global Core Equity Fund

Schedule of Investments

June 30, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.00%
Belgium–2.40%
Anheuser-Busch InBev S.A./N.V., ADR	25,667	$1,848,281

Canada–1.14%
Constellation Software, Inc.	579	876,912

China–6.31%
Alibaba Group Holding Ltd., ADR(a)	12,563	2,849,037
Kweichow Moutai Co. Ltd., A Shares	6,300	2,006,172
		4,855,209

Germany–9.19%
KION Group AG	31,743	3,383,190
SAP SE	26,138	3,688,005
		7,071,195

Hong Kong–2.83%
AIA Group Ltd.	174,800	2,172,533

Netherlands–2.17%
Topicus.com, Inc.(a)	23,009	1,671,475

Switzerland–8.77%
Cie Financiere Richemont S.A.	17,389	2,105,323
Cie Financiere Richemont S.A., Wts., expiring 11/22/2023(a)	40,270	26,985
Roche Holding AG	4,945	1,863,625
Temenos AG	17,120	2,750,857
		6,746,790

United Kingdom–9.38%
British American Tobacco PLC	67,120	2,616,484
Dechra Pharmaceuticals PLC	15,225	921,092
Imperial Brands PLC	35,184	758,197
London Stock Exchange Group PLC	11,014	1,214,821
Unilever PLC	29,036	1,699,456
		7,210,050

	Shares	Value
United States–55.81%
Accenture PLC, Class A	8,467	$2,495,987
Alphabet, Inc., Class A(a)	1,481	3,616,291
Alphabet, Inc., Class C(a)	239	599,011
Analog Devices, Inc.	16,102	2,772,120
Aon PLC, Class A	6,544	1,562,445
Aptiv PLC(a)	14,759	2,322,033
AutoZone, Inc.(a)	1,272	1,898,104
Becton, Dickinson and Co.	7,968	1,937,738
BorgWarner, Inc.	40,310	1,956,647
Charter Communications, Inc., Class A(a)	3,502	2,526,518
Equinix, Inc.	3,232	2,594,003
Flowserve Corp.	48,489	1,955,077
Honeywell International, Inc.	10,258	2,250,092
Microsoft Corp.	17,786	4,818,227
Sabre Corp.(a)	192,746	2,405,470
Visa, Inc., Class A	15,836	3,702,774
Walt Disney Co. (The)(a)	10,001	1,757,876
Zoetis, Inc.	9,380	1,748,057
		42,918,470
Total Common Stocks & Other Equity Interests (Cost $60,350,239)		75,370,915

Money Market Funds–2.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(c)	561,004	561,004
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(b)(c)	341,105	341,242
Invesco Treasury Portfolio, Institutional Class, 0.01%(b)(c)	641,148	641,148
Total Money Market Funds (Cost $1,543,376)		1,543,394
TOTAL INVESTMENTS IN SECURITIES–100.01% (Cost $61,893,615)		76,914,309
OTHER ASSETS LESS LIABILITIES–(0.01)%		(9,782)
NET ASSETS–100.00%		$76,904,527

Investment Abbreviations:

ADR – American Depositary Receipt

Wts. – Warrants

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 559,248	$2,369,245	$(2,367,489)	$-	$-	$561,004	$ 69
Invesco Liquid Assets Portfolio, Institutional Class	343,859	1,688,411	(1,691,063)	35	-	341,242	28
Invesco Treasury Portfolio, Institutional Class	639,140	2,707,708	(2,705,700)	-	-	641,148	27

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Core Equity Fund

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$ 730,505	$722,384	$(1,452,889)	$-	$-	$-	$ 5	*
Invesco Private Prime Fund	1,095,758	1,056,913	(2,152,781)	-	110	-	74	*
Total	$3,368,510	$8,544,661	$(10,369,922)	$35	$110	$1,543,394	$203

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.

Portfolio Composition

By country, based on Net Assets

as of June 30, 2021

United States	55.81%
United Kingdom	9.38
Germany	9.19
Switzerland	8.77
China	6.31
Hong Kong	2.83
Belgium	2.40
Netherlands	2.17
Canada	1.14
Money Market Funds Plus Other Assets Less Liabilities	2.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Core Equity Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $60,350,239)	$75,370,915

Investments in affiliated money market funds, at value (Cost $1,543,376)	1,543,394

Foreign currencies, at value (Cost $75,626)	75,225

Receivable for:
Fund shares sold	150

Dividends	48,962

Investment for trustee deferred compensation and retirement plans	30,917

Total assets	77,069,563

Liabilities:
Payable for:
Fund shares reacquired	23,432

Accrued fees to affiliates	62,268

Accrued other operating expenses	45,483

Trustee deferred compensation and retirement plans	33,853

Total liabilities	165,036

Net assets applicable to shares outstanding	$76,904,527

Net assets consist of:
Shares of beneficial interest	$47,370,358

Distributable earnings	29,534,169

$76,904,527

Net Assets:
Series I	$65,622,546

Series II	$11,281,981

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	5,022,477

Series II	863,897

Series I:
Net asset value per share	$13.07

Series II:
Net asset value per share	$13.06

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $28,039)	$469,070

Non-cash dividend income	55,111

Dividends from affiliated money market funds (includes securities lending income of $1,252)	1,376

Total investment income	525,557

Expenses:
Advisory fees	241,238

Administrative services fees	59,050

Custodian fees	7,211

Distribution fees - Series II	13,535

Transfer agent fees	5,443

Trustees’ and officers’ fees and benefits	9,647

Reports to shareholders	4,755

Professional services fees	20,708

Other	3,391

Total expenses	364,978

Less: Fees waived	(336)

Net expenses	364,642

Net investment income	160,915

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	1,789,719

Affiliated investment securities	110

Foreign currencies	(1,261)

1,788,568

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	7,373,052

Affiliated investment securities	35

Foreign currencies	(2,013)

7,371,074

Net realized and unrealized gain	9,159,642

Net increase in net assets resulting from operations	$9,320,557

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Core Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30, 2021	December 31, 2020

Operations:
Net investment income	$160,915	$692,045

Net realized gain	1,788,568	13,216,988

Change in net unrealized appreciation (depreciation)	7,371,074	(6,493,647)

Net increase in net assets resulting from operations	9,320,557	7,415,386

Distributions to shareholders from distributable earnings:
Series I	–	(704,199)

Series II	–	(103,806)

Total distributions from distributable earnings	–	(808,005)

Share transactions–net:
Series I	(450,631)	(7,426,489)

Series II	(728,829)	(1,056,266)

Net increase (decrease) in net assets resulting from share transactions	(1,179,460)	(8,482,755)

Net increase (decrease) in net assets	8,141,097	(1,875,374)

Net assets:
Beginning of period	68,763,430	70,638,804

End of period	$76,904,527	$68,763,430

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Core Equity Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/21	$11.49	$0.03	$ 1.55	$ 1.58	$ –	$ –	$ –	$13.07	13.75%	$65,623	0.98%(d)	0.98%(d)	0.48%(d)	12%
Year ended 12/31/20	10.28	0.11	1.24	1.35	(0.14)	–	(0.14)	11.49	13.23	58,139	1.00	1.00	1.14	127
Year ended 12/31/19	8.99	0.15	2.03	2.18	(0.15)	(0.74)	(0.89)	10.28	25.20	60,078	1.01	1.01	1.54	24
Year ended 12/31/18	10.73	0.13	(1.76)	(1.63)	(0.11)	–	(0.11)	8.99	(15.32)	54,854	1.02	1.02	1.19	26
Year ended 12/31/17	8.83	0.09	1.93	2.02	(0.12)	–	(0.12)	10.73	22.90	73,716	1.04	1.04	0.95	69
Year ended 12/31/16	8.35	0.10	0.47	0.57	(0.09)	–	(0.09)	8.83	6.81	62,130	1.05	1.05	1.14	47
Series II
Six months ended 06/30/21	11.50	0.01	1.55	1.56	–	–	–	13.06	13.57	11,282	1.23(d)	1.23(d)	0.23(d)	12
Year ended 12/31/20	10.28	0.09	1.24	1.33	(0.11)	–	(0.11)	11.50	13.03	10,625	1.25	1.25	0.89	127
Year ended 12/31/19	8.99	0.13	2.02	2.15	(0.12)	(0.74)	(0.86)	10.28	24.82	10,561	1.26	1.26	1.29	24
Year ended 12/31/18	10.73	0.10	(1.75)	(1.65)	(0.09)	–	(0.09)	8.99	(15.54)	9,616	1.27	1.27	0.94	26
Year ended 12/31/17	8.83	0.07	1.92	1.99	(0.09)	–	(0.09)	10.73	22.60	13,043	1.29	1.29	0.70	69
Year ended 12/31/16	8.35	0.07	0.47	0.54	(0.06)	–	(0.06)	8.83	6.50	12,302	1.30	1.30	0.89	47

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $61,690 and $10,918 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Core Equity Fund

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Global Core Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

Invesco V.I. Global Core Equity Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement

Invesco V.I. Global Core Equity Fund

based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 1 billion	0.670%
Next $500 million	0.645%
Next $1 billion	0.620%
Next $1 billion	0.595%
Next $1 billion	0.570%
Over $4.5 billion	0.545%

For the six months ended June 30, 2021, the effective advisory fee rate incurred by the Fund was 0.67%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.25% and Series II shares to 2.50% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2021, the Adviser waived advisory fees of $336.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2021, Invesco was paid $5,077 for accounting and fund administrative services and was reimbursed $53,973 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2021, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2021, the Fund incurred $127 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily

Invesco V.I. Global Core Equity Fund

available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Belgium	$1,848,281	$–	$–	$1,848,281

Canada	876,912	–	–	876,912

China	2,849,037	2,006,172	–	4,855,209

Germany	–	7,071,195	–	7,071,195

Hong Kong	2,172,533	–	–	2,172,533

Netherlands	1,671,475	–	–	1,671,475

Switzerland	26,985	6,719,805	–	6,746,790

United Kingdom	–	7,210,050	–	7,210,050

United States	42,918,470	–	–	42,918,470

Money Market Funds	1,543,394	–	–	1,543,394

Total Investments	$53,907,087	$23,007,222	$–	$76,914,309

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2020.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $8,234,927 and $9,548,527, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$16,100,604

Aggregate unrealized (depreciation) of investments	(1,083,608)

Net unrealized appreciation of investments	$15,016,996

Cost of investments for tax purposes is $61,897,313.

Invesco V.I. Global Core Equity Fund

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended June 30, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Series I	217,786	$2,669,448	130,346	$1,243,563

Series II	2,968	38,805	22,355	207,894

Issued as reinvestment of dividends:
Series I	-	-	67,388	704,199

Series II	-	-	9,908	103,806

Reacquired:
Series I	(255,023)	(3,120,079)	(984,491)	(9,374,251)

Series II	(63,024)	(767,634)	(135,324)	(1,367,966)

Net increase (decrease) in share activity	(97,293)	$(1,179,460)	(889,818)	$(8,482,755)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 84% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Global Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

    The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/21)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,137.50	$5.19	$1,019.93	$4.91	0.98%
Series II	1,000.00	1,135.70	6.51	1,018.70	6.16	1.23

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Global Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Global Core Equity Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee .The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B. Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Canada Ltd. currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the MSCI World Index (Index). The Board noted that there were only five funds (including the Fund) in the performance universe, and that therefore quintile rankings were not provided in the Broadridge materials. The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe as well as the limited number of funds in the Fund’s performance universe. The Board noted that the Fund’s stock selection in and underweight or lack of exposure to certain sectors and names, as well as the Fund’s exposure to certain issuers significantly impacted by the COVID-19 pandemic, detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other

Invesco V.I. Global Core Equity Fund

performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that there were only three funds (including the Fund) in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.

The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate. The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.

The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the

Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Global Core Equity Fund

Semiannual Report to Shareholders	June 30, 2021

Invesco V.I. Global Real Estate Fund

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/ esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
Invesco Distributors, Inc.	VIGRE-SAR-1

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/20 to 6/30/21, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	14.50%
Series II Shares	14.38
MSCI World Index▼ (Broad Market Index)	13.05
Custom Invesco Global Real Estate Index∎ (Style-Specific Index)	13.79
Lipper VUF Real Estate Funds Classification Average◆ (Peer Group)	21.38

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.; ◆Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Custom Invesco Global Real Estate Index is composed of the FTSE EPRA Nareit Developed Index (Net) through June 30, 2014 and the FTSE EPRA Nareit Global Index (Net) from July 1, 2014 through December 31, 2020. Effective July 1, 2021, the Custom Invesco Global Real Estate Index will be composed of the FTSE EPRA Nareit Developed Index (Net) through June 30, 2014, the FTSE EPRA Nareit Global Index (Net) from July 1, 2014 through June 30, 2021, and the FTSE EPRA Nareit Developed Index (Net) from July 1, 2021 onward. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper VUF Real Estate Funds Classification Average represents an average of all variable insurance underlying funds in the Lipper Real Estate Funds classification.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/21

Series I Shares
Inception (3/31/98)	7.45%
10 Years	5.80
5 Years	4.61
1 Year	26.85

Series II Shares
Inception (4/30/04)	7.19%
10 Years	5.54
5 Years	4.35
1 Year	26.47

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Global Real Estate Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Global Real Estate Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Global Real Estate Fund

Schedule of Investments

June 30, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–91.04%
Australia–2.50%
Goodman Group	42,373	$669,495

GPT Group (The)	218,734	801,024

Mirvac Group	512,829	1,117,877

Stockland	377,327	1,325,630

		3,914,026

Belgium–0.99%
Cofinimmo S.A.	5,703	868,381

Montea C.V.A	5,812	683,608

		1,551,989

Canada–2.56%
Allied Properties REIT	58,270	2,117,670

Canadian Apartment Properties REIT	7,006	328,484

Killam Apartment REIT	51,977	849,930

Summit Industrial Income REIT	50,182	719,373

		4,015,457

China–0.36%
ESR Cayman Ltd.(a)(b)	169,200	570,973

France–1.56%
Gecina S.A.	10,166	1,558,008

ICADE	10,309	887,592

		2,445,600

Germany–4.67%
Aroundtown S.A.	199,698	1,555,863

Sirius Real Estate Ltd.	511,741	783,472

Vonovia SE	76,793	4,969,344

		7,308,679

Hong Kong–5.68%
Hang Lung Properties Ltd.	300,000	728,529

Hongkong Land Holdings Ltd.	315,000	1,500,557

Kerry Properties Ltd.	319,500	1,053,437

Link REIT	226,200	2,188,531

Sun Hung Kai Properties Ltd.	187,500	2,794,038

Wharf Real Estate Investment Co. Ltd.	109,000	633,859

		8,898,951

Indonesia–0.12%
PT Pakuwon Jati Tbk(b)	6,262,300	190,035

Italy–0.49%
Infrastrutture Wireless Italiane S.p.A.(a)	67,825	766,847

Japan–9.88%
Activia Properties, Inc.	189	894,995

Daiwa Office Investment Corp.	36	250,518

Japan Hotel REIT Investment Corp.	240	144,032

Japan Metropolitan Fund Investment Corp.	984	1,066,189

Japan Prime Realty Investment Corp.	281	1,100,037

Japan Real Estate Investment Corp.	148	909,741

Kenedix Office Investment Corp.	71	500,338

	Shares	Value
Japan–(continued)
LaSalle Logiport REIT	341	$576,867

Mitsubishi Estate Co. Ltd.	168,900	2,730,406

Mitsui Fudosan Co. Ltd.	72,158	1,670,567

Mitsui Fudosan Logistics Park, Inc.	151	804,736

Nippon Building Fund, Inc.	225	1,403,329

Nippon Prologis REIT, Inc.	190	604,627

Nomura Real Estate Master Fund, Inc.	781	1,251,875

ORIX JREIT, Inc.	191	367,499

Tokyu Fudosan Holdings Corp.	200,100	1,202,738

		15,478,494

Malta–0.00%
BGP Holdings PLC(a)(b)(c)	1,355,927	2

Philippines–0.31%
Ayala Land, Inc.	396,830	293,091

Megaworld Corp.	2,964,600	196,121

		489,212

Singapore–2.55%
Ascendas India Trust	158,000	163,401

Ascendas REIT	293,100	644,119

CapitaLand Integrated Commercial Trust	908,500	1,411,736

City Developments Ltd.	85,700	465,278

Mapletree Industrial Trust	621,530	1,308,946

		3,993,480

Spain–1.90%
Aena SME S.A.(a)(b)	4,164	682,768

Cellnex Telecom S.A.(a)	14,552	927,013

Merlin Properties SOCIMI S.A.	132,001	1,367,237

		2,977,018

Sweden–2.03%
Fabege AB	63,930	1,025,774

Samhallsbyggnadsbolaget i Norden AB	182,896	766,571

Wihlborgs Fastigheter AB	64,060	1,388,159

		3,180,504

United Kingdom–3.25%
Derwent London PLC	4,334	199,041

Grainger PLC	151,869	599,141

Safestore Holdings PLC	65,722	861,335

Segro PLC	151,657	2,297,672

Tritax Big Box REIT PLC	415,889	1,130,077

		5,087,266

United States–52.19%
American Homes 4 Rent, Class A	5,892	228,904

Americold Realty Trust	44,393	1,680,275

Apple Hospitality REIT, Inc.	109,168	1,665,904

AvalonBay Communities, Inc.	32,340	6,749,035

Brandywine Realty Trust	42,082	576,944

Brixmor Property Group, Inc.	60,853	1,392,925

Camden Property Trust	10,824	1,436,020

Columbia Property Trust, Inc.	48,423	842,076

CubeSmart	20,231	937,100

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

	Shares	Value

United States–(continued)
CyrusOne, Inc.	30,244	$2,163,051

DiamondRock Hospitality Co.(b)	108,878	1,056,117

Digital Realty Trust, Inc.	14,198	2,136,231

Duke Realty Corp.	58,287	2,759,889

Equinix, Inc.	4,410	3,539,466

Essential Properties Realty Trust, Inc.	22,572	610,347

Extra Space Storage, Inc.	7,410	1,213,906

First Industrial Realty Trust, Inc.	28,642	1,495,972

Highwoods Properties, Inc.	17,478	789,481

Host Hotels & Resorts, Inc.(b)	122,969	2,101,540

Invitation Homes, Inc.	115,339	4,300,991

JBG SMITH Properties	28,823	908,213

Life Storage, Inc.	10,986	1,179,347

Mid-America Apartment Communities, Inc.	23,871	4,020,354

NETSTREIT Corp.	20,618	475,451

Omega Healthcare Investors, Inc.	34,508	1,252,295

Prologis, Inc.	58,720	7,018,802

QTS Realty Trust, Inc., Class A	4,168	322,186

Realty Income Corp.	406	27,096

Regency Centers Corp.	1,688	108,150

Rexford Industrial Realty, Inc.	47,764	2,720,160

RLJ Lodging Trust	88,189	1,343,118

Simon Property Group, Inc.	24,528	3,200,413

SITE Centers Corp.	96,710	1,456,453

	Shares	Value

United States–(continued)
Sunstone Hotel Investors, Inc.(b)	125,544	$1,559,256

UDR, Inc.	111,996	5,485,564

Urban Edge Properties	75,846	1,448,659

Ventas, Inc.	51,275	2,927,803

VICI Properties, Inc.	45,006	1,396,086

Vornado Realty Trust	13,325	621,878

Welltower, Inc.	68,935	5,728,499

Xenia Hotels & Resorts, Inc.(b)	47,235	884,712

		81,760,669

Total Common Stocks & Other Equity Interests (Cost $118,567,964)		142,629,202

Money Market Funds–0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	27,385	27,385

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	19,469	19,477

Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	31,297	31,297

Total Money Market Funds (Cost $78,159)		78,159

TOTAL INVESTMENTS IN SECURITIES–91.09% (Cost $118,646,123)		142,707,361

OTHER ASSETS LESS LIABILITIES–8.91%		13,962,596

NET ASSETS–100.00%		$156,669,957

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2021 was $2,947,603, which represented 1.88% of the Fund’s Net Assets.

(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$801,050	$4,075,168	$(4,848,833)	$-	$-	$27,385	$48
Invesco Liquid Assets Portfolio, Institutional Class	598,192	2,885,764	(3,464,538)	41	18	19,477	33
Invesco Treasury Portfolio, Institutional Class	915,486	4,657,334	(5,541,523)	-	-	31,297	18
Total	$2,314,728	$11,618,266	$(13,854,894)	$41	$18	$78,159	$99

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

Portfolio Composition

By country, based on Net Assets

as of June 30, 2021

United States	52.19%

Japan	9.88

Hong Kong	5.68

Germany	4.67

United Kingdom	3.25

Canada	2.56

Singapore	2.55

Australia	2.50

Sweden	2.03

Countries each less than 2% of portfolio	5.73

Money Market Funds Plus Other Assets Less Liabilities	8.96

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $118,567,964)	$142,629,202

Investments in affiliated money market funds, at value (Cost $78,159)	78,159

Foreign currencies, at value (Cost $217,844)	215,352

Receivable for:
Investments sold	16,205,939

Fund shares sold	17,754

Dividends	610,489

Investment for trustee deferred compensation and retirement plans	66,766

Total assets	159,823,661

Liabilities:
Payable for:
Investments purchased	2,622,534

Fund shares reacquired	230,523

Accrued foreign taxes	19,487

Accrued fees to affiliates	137,117

Accrued other operating expenses	69,311

Trustee deferred compensation and retirement plans	74,732

Total liabilities	3,153,704

Net assets applicable to shares outstanding	$156,669,957

Net assets consist of:
Shares of beneficial interest	$140,264,245

Distributable earnings	16,405,712

$156,669,957

Net Assets:
Series I	$116,217,357

Series II	$40,452,600

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	6,911,150

Series II	2,468,512

Series I:
Net asset value per share	$16.82

Series II:
Net asset value per share	$16.39

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $114,806)	$2,508,208

Dividends from affiliated money market funds	99

Total investment income	2,508,307

Expenses:
Advisory fees	600,960

Administrative services fees	131,561

Distribution fees - Series II	47,490

Transfer agent fees	16,437

Trustees’ and officers’ fees and benefits	9,653

Reports to shareholders	5,923

Professional services fees	18,640

Other	(40,968)

Total expenses	789,696

Less: Fees waived	(414)

Net expenses	789,282

Net investment income	1,719,025

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $42,416)	9,807,653

Affiliated investment securities	18

Foreign currencies	(13,238)

Forward foreign currency contracts	511

9,794,944

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $15,191)	10,675,644

Affiliated investment securities	41

Foreign currencies	(10,608)

Forward foreign currency contracts	10

10,665,087

Net realized and unrealized gain	20,460,031

Net increase in net assets resulting from operations	$22,179,056

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30, 2021	December 31, 2020

Operations:
Net investment income	$1,719,025	$2,687,283

Net realized gain (loss)	9,794,944	(16,808,321)

Change in net unrealized appreciation (depreciation)	10,665,087	(10,464,307)

Net increase (decrease) in net assets resulting from operations	22,179,056	(24,585,345)

Distributions to shareholders from distributable earnings:
Series I	–	(9,161,706)

Series II	–	(1,846,585)

Total distributions from distributable earnings	–	(11,008,291)

Share transactions–net:
Series I	(19,897,178)	(4,013,664)

Series II	163,131	(1,655,429)

Net increase (decrease) in net assets resulting from share transactions	(19,734,047)	(5,669,093)

Net increase (decrease) in net assets	2,445,009	(41,262,729)

Net assets:
Beginning of period	154,224,948	195,487,677

End of period	$156,669,957	$154,224,948

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/21	$14.69	$0.17		$1.96	$2.13	$ -	$ -	$ -	$16.82	14.50%	$116,217	0.93	%(d)	0.93	%(d)	2.20	%(d)	50%
Year ended 12/31/20	18.22	0.28		(2.61)	(2.33)	(0.77)	(0.43)	(1.20)	14.69	(12.32)	119,114	1.04		1.04		1.86		154
Year ended 12/31/19	15.52	0.39		3.15	3.54	(0.82)	(0.02)	(0.84)	18.22	23.00	150,255	1.04		1.04		2.22		61
Year ended 12/31/18	17.38	0.40		(1.41)	(1.01)	(0.65)	(0.20)	(0.85)	15.52	(6.10)	124,816	1.01		1.01		2.38		57
Year ended 12/31/17	16.15	0.45	(e)	1.62	2.07	(0.56)	(0.28)	(0.84)	17.38	12.98	158,229	1.02		1.02		2.63	(e)	50
Year ended 12/31/16	16.36	0.30		0.08	0.38	(0.27)	(0.32)	(0.59)	16.15	2.04	147,382	1.05		1.05		1.81		66
Series II
Six months ended 06/30/21	14.33	0.15		1.91	2.06	-	-		16.39	14.38	40,453	1.18	(d)	1.18	(d)	1.95	(d)	50
Year ended 12/31/20	17.78	0.24		(2.55)	(2.31)	(0.71)	(0.43)	(1.14)	14.33	(12.56)	35,111	1.29		1.29		1.61		154
Year ended 12/31/19	15.03	0.34		3.04	3.38	(0.61)	(0.02)	(0.63)	17.78	22.65	45,233	1.29		1.29		1.97		61
Year ended 12/31/18	16.86	0.34		(1.35)	(1.01)	(0.62)	(0.20)	(0.82)	15.03	(6.33)	26,799	1.26		1.26		2.13		57
Year ended 12/31/17	15.69	0.39	(e)	1.58	1.97	(0.52)	(0.28)	(0.80)	16.86	12.73	260,083	1.27		1.27		2.38	(e)	50
Year ended 12/31/16	15.91	0.25		0.08	0.33	(0.23)	(0.32)	(0.55)	15.69	1.82	216,893	1.30		1.30		1.56		66

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $123,277 and $38,307 for Series I and Series II shares, respectively.
(e)

Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.38 and 2.18%, $0.32 and 1.93% for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Real Estate Fund

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Global Real Estate Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

    The Fund’s investment objective is total return through growth of capital and current income.

    The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

Invesco V.I. Global Real Estate Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply

Invesco V.I. Global Real Estate Fund

chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

L.

Other Risks – The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.750%

Next $250 million	0.740%

Next $500 million	0.730%

Next $1.5 billion	0.720%

Next $2.5 billion	0.710%

Next $2.5 billion	0.700%

Next $2.5 billion	0.690%

Over $10 billion	0.680%

For the six months ended June 30, 2021, the effective advisory fee rate incurred by the Fund was 0.75%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2021, the Adviser waived advisory fees of $414.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2021, Invesco was paid $11,369 for accounting and fund administrative services and was reimbursed $120,192 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2021, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Invesco V.I. Global Real Estate Fund

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$–	$3,914,026	$–	$3,914,026
Belgium	–	1,551,989	–	1,551,989
Canada	4,015,457	–	–	4,015,457
China	–	570,973	–	570,973
France	–	2,445,600	–	2,445,600
Germany	–	7,308,679	–	7,308,679
Hong Kong	3,847,475	5,051,476	–	8,898,951
Indonesia	–	190,035	–	190,035
Italy	–	766,847	–	766,847
Japan	–	15,478,494	–	15,478,494
Malta	–	–	2	2
Philippines	–	489,212	–	489,212
Singapore	–	3,993,480	–	3,993,480
Spain	–	2,977,018	–	2,977,018
Sweden	–	3,180,504	–	3,180,504
United Kingdom	–	5,087,266	–	5,087,266
United States	81,760,669	–	–	81,760,669
Money Market Funds	78,159	–	–	78,159
Total Investments	$89,701,760	$53,005,599	$2	$142,707,361

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$511
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	10
Total	$521

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts
Average notional value	$69,904

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

Invesco V.I. Global Real Estate Fund

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2020, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$11,106,369	$7,928,537	$19,034,906

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $78,781,981 and $109,040,909, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$20,338,929

Aggregate unrealized (depreciation) of investments	(500,961)

Net unrealized appreciation of investments	$19,837,968

Cost of investments for tax purposes is $122,869,393.

NOTE 9–Share Information

	Summary of Share Activity
	Six months ended June 30, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Series I	760,313	$11,915,306	2,028,651	$29,520,192
Series II	201,244	2,994,962	991,547	14,154,043

Issued as reinvestment of dividends:
Series I	-	-	664,373	9,161,706
Series II	-	-	137,191	1,846,585

Reacquired:
Series I	(1,960,088)	(31,812,484)	(2,830,439)	(42,695,562)
Series II	(182,914)	(2,831,831)	(1,223,217)	(17,656,057)
Net increase (decrease) in share activity	(1,181,445)	$(19,734,047)	(231,894)	$(5,669,093)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 65% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Global Real Estate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/21)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,145.00	$4.95	$1,020.18	$4.66	0.93%
Series II	1,000.00	1,143.80	6.27	1,018.94	5.91	1.18

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Global Real Estate Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Global Real Estate Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Global Real Estate Index (Index). The Board noted that performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that stock selection in the U.S. and the Fund’s exposure to U.S. issuers operating in industries significantly affected by the COVID-19 pandemic negatively impacted the Fund’s relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense

Invesco V.I. Global Real Estate Fund

group. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2020.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Global Real Estate Fund

Semiannual Report to Shareholders	June 30, 2021

Invesco V.I. Global Strategic Income Fund
Effective April 30, 2021, Invesco Oppenheimer V.I. Global Strategic Income Fund
was renamed Invesco V.I. Global Strategic Income Fund.

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/ esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	O-VIGLSI-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/20 to 6/30/21, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-2.89%
Series II Shares	-3.00
Bloomberg Barclays U.S. Aggregate Bond Index▼	-1.60
Source(s): ▼RIMES Technologies Corp.

    The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/21

Series I Shares
Inception (5/3/93)	5.35%
10 Years	2.82
5 Years	2.90
1 Year	5.50

Series II Shares
Inception (3/19/01)	4.85%
10 Years	2.56
5 Years	2.67
1 Year	5.24

Effective May 24, 2019, Non-Service and Service shares of the Oppenheimer Global Strategic Income Fund/VA, (the predecessor fund) were reorganized into Series I and Series II shares, respectively, of Invesco Oppenheimer V.I. Global Strategic Income Fund (renamed Invesco V.I. Global Strategic Income Fund on April 30, 2021). Returns shown above, for periods ending on or prior to May 24, 2019, for Series I and Series II shares are those of the Non-Service shares and Service shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Global Strategic Income Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Global Strategic Income Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Global Strategic Income Fund

Consolidated Schedule of Investments

June 30, 2021

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–35.65%

Argentina–0.28%
Argentine Bonad Bonds, 0.10%, 11/30/2021	$4,616,450	$ 2,735,247

Belgium–0.00%
Telenet Finance Luxembourg Notes S.a r.l., 5.50%, 03/01/2028(a)	5,000	5,269

Brazil–0.83%
Azul Investments L.L.P., 7.25%, 06/15/2026(a)	515,000	505,946
B2W Digital Lux S.a.r.l., 4.38%, 12/20/2030(a)	815,000	817,759
Banco do Brasil S.A., 9.00%(a)(b)(c)	1,400,000	1,561,840
Braskem Netherlands Finance B.V., 4.50%, 01/31/2030(a)	1,600,000	1,671,136
Embraer Netherlands Finance B.V., 6.95%, 01/17/2028(a)	240,000	275,100
Minerva Luxembourg S.A., 4.38%, 03/18/2031(a)(d)	1,300,000	1,293,175
Natura Cosmeticos S.A., 4.13%, 05/03/2028(a)	635,000	651,669
XP, Inc., 3.25%, 07/01/2026(a)	1,400,000	1,386,000
		8,162,625

Canada–0.18%
Precision Drilling Corp., 6.88%, 01/15/2029(a)	514,000	530,062
Transcanada Trust, Series 16-A, 5.88%, 08/15/2076(b)	1,130,000	1,262,775
		1,792,837

Chile–0.22%
AES Gener S.A., 6.35%, 10/07/2079(a)(b)	750,000	801,375
Kenbourne Invest S.A., 4.70%, 01/22/2028(a)	1,350,000	1,361,515
		2,162,890

China–0.87%
CIFI Holdings Group Co. Ltd.,
6.45%, 11/07/2024(a)	800,000	847,624
6.00%, 07/16/2025(a)	650,000	684,167
Country Garden Holdings Co. Ltd., 5.40%, 05/27/2025(a)	1,690,000	1,814,807
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC, 7.50%, 05/01/2025(a)	135,000	130,444
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/2026(a)	1,196,000	1,220,575
Logan Group Co. Ltd.,
7.50%, 08/25/2022(a)	565,000	577,997
5.25%, 02/23/2023(a)	1,250,000	1,267,276

	Principal Amount	Value

China–(continued)
Prosus N.V., 4.03%, 08/03/2050(a)	$1,300,000	$ 1,255,038
Shimao Group Holdings Ltd., 5.60%, 07/15/2026(a)	700,000	736,873
		8,534,801

Colombia–0.35%
Bancolombia S.A., 4.88%, 10/18/2027(b)	1,400,000	1,427,370
Colombia Government International Bond, 4.13%, 02/22/2042	2,025,000	1,977,412
		3,404,782

Denmark–0.28%
Danske Bank A/S,
6.13%(a)(b)(c)	1,950,000	2,084,289
4.38%(a)(b)(c)	700,000	708,312
		2,792,601

Dominican Republic–0.26%
Dominican Republic International Bond,
5.95%, 01/25/2027(a)	650,000	732,550
5.30%, 01/21/2041(a)	550,000	550,006
6.40%, 06/05/2049(a)	1,187,000	1,278,992
		2,561,548

Ecuador–0.06%
Ecuador Government International Bond, 5.00%, 07/31/2030(a)(e)	700,000	600,257

Egypt–0.19%
Egypt Government International Bond,
8.50%, 01/31/2047(a)	1,300,000	1,359,052
8.70%, 03/01/2049(a)	522,000	553,007
		1,912,059

France–1.02%
Altice France S.A.,
8.13%, 02/01/2027(a)	463,000	505,017
5.13%, 07/15/2029(a)	248,000	249,525
BNP Paribas S.A.,
6.75%(a)(b)(c)	2,000,000	2,068,640
7.38%(a)(b)(c)	1,300,000	1,516,210
Credit Agricole S.A., 8.13%(a)(b)(c)	433,000	527,550
Societe Generale S.A.,
7.38%(a)(b)(c)	1,400,000	1,530,473
8.00%(a)(b)(c)	795,000	936,609
TotalEnergies Capital International S.A., 3.13%, 05/29/2050	2,600,000	2,641,344
		9,975,368

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value

Ghana–0.35%
Ghana Government International Bond,
7.88%, 03/26/2027(a)	$1,950,000	$ 2,065,830
7.75%, 04/07/2029(a)	1,350,000	1,383,075
		3,448,905

Guatemala–0.12%
Guatemala Government Bond, 4.90%, 06/01/2030(a)	1,040,000	1,173,702

Hong Kong–0.44%
AIA Group Ltd., 2.70%(a)(b)(c)	945,000	959,648
Melco Resorts Finance Ltd., 4.88%, 06/06/2025(a)	3,250,000	3,330,437
		4,290,085

India–0.67%
Azure Power Energy Ltd., 5.50%, 11/03/2022(a)	1,515,000	1,539,658
Muthoot Finance Ltd., 4.40%, 09/02/2023(a)	1,300,000	1,340,950
Oil India International Pte. Ltd., 4.00%, 04/21/2027(a)	2,119,000	2,245,225
Power Finance Corp. Ltd., 3.95%, 04/23/2030(a)	700,000	722,809
UPL Corp. Ltd., 4.50%, 03/08/2028(a)	650,000	698,663
		6,547,305

Indonesia–0.95%
PT Cikarang Listrindo Tbk, 4.95%, 09/14/2026(a)	2,025,000	2,079,756
PT Indonesia Asahan Aluminium (Persero),
4.75%, 05/15/2025(a)	2,600,000	2,873,286
5.45%, 05/15/2030(a)	1,300,000	1,513,044
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara,
4.13%, 05/15/2027(a)	1,300,000	1,411,475
4.38%, 02/05/2050(a)	1,400,000	1,436,834
		9,314,395

Iraq–0.06%
Iraq International Bond, 5.80%, 01/15/2028(a)	612,500	594,496

Ireland–0.56%
AerCap Global Aviation Trust,
6.50%, 06/15/2045(a)(b)	503,000	538,177

	Principal Amount	Value

Ireland–(continued)
Coriolanus DAC,
Series 116, 0.00%, 04/30/2025(a)(f)	$569,350	$ 564,809
Series 119, 0.00%, 04/30/2025(a)(f)	605,719	600,888
Series 120, 0.00%, 04/30/2025(a)(f)	758,207	752,160
Series 122, 0.00%, 04/30/2025(a)(f)	664,309	659,010
Series 124, 0.00%, 04/30/2025(a)(f)	533,546	529,291
Series 126, 0.00%, 04/30/2025(a)	596,892	592,132
Series 127, 0.00%, 04/30/2025(a)(f)	691,376	685,862
0.00%, 04/30/2025(a)(f)	542,619	538,291
		5,460,620

Italy–0.15%
Intesa Sanpaolo S.p.A., 4.20%, 06/01/2032(a)	344,000	353,231
UniCredit S.p.A., 3.13%, 06/03/2032(a)(b)	1,109,000	1,113,800
		1,467,031

Japan–0.58%
SoftBank Group Corp.,
4.63%, 07/06/2028(a)	2,125,000	2,125,000
5.25%, 07/06/2031(a)	2,240,000	2,240,000
Takeda Pharmaceutical Co. Ltd., 3.18%, 07/09/2050	1,300,000	1,316,718
		5,681,718

Kazakhstan–0.07%
Astana-Finance JSC, 0.00%, 12/22/2024(a)(f)(g)	315,160	0
KazMunayGas National Co. JSC, 3.50%, 04/14/2033(a)	650,000	675,125
		675,125

Kuwait–0.06%
Equate Petrochemical B.V., 2.63%, 04/28/2028(a)	533,000	539,609

Macau–0.53%
MGM China Holdings Ltd., 5.38%, 05/15/2024(a)	1,505,000	1,549,556
Sands China Ltd.,
3.80%, 01/08/2026	520,000	557,294
4.38%, 06/18/2030	650,000	705,159
Wynn Macau Ltd., 4.88%, 10/01/2024(a)	2,335,000	2,365,542
		5,177,551

Malaysia–0.14%
Petronas Capital Ltd., 3.40%, 04/28/2061(a)	1,350,000	1,387,554

Mexico–1.90%
Alpek S.A.B. de C.V., 3.25%, 02/25/2031(a)	656,000	666,096
Banco Mercantil del Norte S.A., 8.38%(a)(b)(c)	650,000	787,605

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value

Mexico–(continued)
Cemex S.A.B. de C.V.,
5.45%, 11/19/2029(a)	$1,015,000	$ 1,119,154
3.88%, 07/11/2031(a)	910,000	926,153
5.13%(a)(b)(c)	965,000	997,279
Mexico Remittances Funding Fiduciary Estate Management S.a.r.l., 4.88%, 01/15/2028(a)	3,905,000	3,849,158
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(a)	1,195,000	1,203,305
Petroleos Mexicanos,
6.88%, 10/16/2025(a)	2,650,000	2,936,863
4.50%, 01/23/2026	1,797,000	1,821,529
6.50%, 03/13/2027	1,300,000	1,373,775
6.38%, 01/23/2045	1,300,000	1,119,625
6.35%, 02/12/2048	1,300,000	1,109,661
7.69%, 01/23/2050	700,000	674,625
		18,584,828

Netherlands–1.31%
ING Groep N.V.,
6.88%(a)(b)(c)	2,600,000	2,708,074
6.50%(b)(c)	2,800,000	3,128,160
6.75%(a)(b)(c)	500,000	552,503
OCI N.V.,
5.25%, 11/01/2024(a)	252,000	260,331
4.63%, 10/15/2025(a)	495,000	517,817
UPC Holding B.V., 5.50%, 01/15/2028(a)	3,181,000	3,343,501
VEON Holdings B.V., 3.38%, 11/25/2027(a)	2,355,000	2,375,960
		12,886,346

Oman–0.62%
Oman Government International Bond,
4.75%, 06/15/2026(a)	3,018,000	3,137,890
6.75%, 01/17/2048(a)	1,300,000	1,297,563
Oman Sovereign Sukuk Co., 4.88%, 06/15/2030(a)	1,628,000	1,673,063
		6,108,516

Saudi Arabia–0.05%
ADES International Holding PLC, 8.63%, 04/24/2024(a)	500,000	514,375

South Africa–0.30%
Eskom Holdings SOC Ltd., 7.13%, 02/11/2025(a)	2,000,000	2,117,996
Sasol Financing USA LLC, 4.38%, 09/18/2026	840,000	870,454
		2,988,450

Sweden–0.15%
Svenska Handelsbanken AB, 4.38%(a)(b)(c)	1,400,000	1,485,645

Switzerland–1.57%
Credit Suisse Group AG,
7.13%(a)(b)(c)	1,920,000	2,004,941
7.50%(a)(b)(c)	1,500,000	1,667,318
6.25%(a)(b)(c)	1,270,000	1,393,684
5.25%(a)(b)(c)	1,400,000	1,484,000
7.50%(a)(b)(c)	540,000	588,600

	Principal Amount	Value

Switzerland–(continued)
Oriflame Investment Holding PLC, 5.13%, 05/04/2026(a)	$1,266,000	$ 1,302,144
Swiss Re Finance Luxembourg S.A., 5.00%, 04/02/2049(a)(b)	1,680,000	1,916,208
UBS Group AG,
7.00%(a)(b)(c)	2,050,000	2,258,987
7.00%(a)(b)(c)	2,400,000	2,774,400
		15,390,282

Tanzania–0.13%
HTA Group Ltd., 7.00%, 12/18/2025(a)	1,170,000	1,249,431

Thailand–0.08%
Krung Thai Bank PCL, 4.40%(a)(b)(c)	780,000	792,484

Ukraine–0.67%
Metinvest B.V., 8.50%, 04/23/2026(a)	1,250,000	1,427,719
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.63%, 11/08/2026(a)	600,000	622,659
Ukraine Government International Bond,
8.99%, 02/01/2024(a)	900,000	999,478
7.75%, 09/01/2024(a)	650,000	710,800
6.88%, 05/21/2029(a)	675,000	702,445
1.26%, 05/31/2040(a)	1,800,000	2,140,182
		6,603,283

United Arab Emirates–0.10%
Emirate of Dubai Government International Bond, 3.90%, 09/09/2050(a)	1,000,000	939,752

United Kingdom–1.34%
Abrdn PLC, 4.25%, 06/30/2028(a)	675,000	725,159
BP Capital Markets PLC, 4.88%(b)(c)	910,000	1,001,455
Lloyds Banking Group PLC, 6.75%(b)(c)	800,000	920,668
M&G PLC, 6.50%, 10/20/2048(a)(b)	675,000	802,879
Natwest Group PLC, 6.00%(b)(c)	535,000	597,638
Series U, 2.47% (3 mo. USD LIBOR + 2.32%)(c)(h)	1,300,000	1,293,240
Standard Chartered PLC,
4.30%, 02/19/2027(a)	2,520,000	2,762,937
7.50%(a)(b)(c)	1,625,000	1,696,874
Virgin Media Secured Finance PLC,
5.50%, 08/15/2026(a)	169,000	174,619
5.50%, 05/15/2029(a)	130,000	139,913
Vodafone Group PLC,
3.25%, 06/04/2081(b)	1,293,000	1,302,116
4.13%, 06/04/2081(b)	1,718,000	1,717,570
		13,135,068

United States–17.90%
AdaptHealth LLC, 6.13%, 08/01/2028(a)	484,000	516,038

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value

United States–(continued)
AECOM, 5.13%, 03/15/2027	$189,000	$ 211,043
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(a)	1,034,000	1,120,830
Akumin, Inc., 7.00%, 11/01/2025(a)	1,168,000	1,216,028
Alcoa Nederland Holding B.V., 6.13%, 05/15/2028(a)	2,600,000	2,848,430
Allison Transmission, Inc., 3.75%, 01/30/2031(a)	756,000	743,995
Ally Financial, Inc.,
5.75%, 11/20/2025	521,000	598,736
8.00%, 11/01/2031	254,000	365,323
American Airlines Group, Inc., 5.00%, 06/01/2022(a)	262,000	262,660
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(a)	1,206,000	1,278,360
5.75%, 04/20/2029(a)	146,000	158,045
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/2028(a)	502,000	515,105
Amsted Industries, Inc., 5.63%, 07/01/2027(a)	165,000	174,437
Arconic Corp., 6.13%, 02/15/2028(a)	3,470,000	3,732,731
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028(a)	600,000	600,362
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/2025(a)	479,000	504,147
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, 12/31/2028(a)	66,000	72,732
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/2027(a)	435,000	488,053
Audacy Capital Corp., 6.75%, 03/31/2029(a)	491,000	510,645
Bausch Health Cos., Inc.,
5.75%, 08/15/2027(a)	156,000	166,055
5.25%, 02/15/2031(a)	2,700,000	2,528,010
Becton, Dickinson and Co., 3.79%, 05/20/2050	2,600,000	2,920,047
Bonanza Creek Energy, Inc., 7.50%, 04/30/2026	12,908	13,066
Boxer Parent Co., Inc., 9.13%, 03/01/2026(a)	376,000	398,248
Brink’s Co. (The),
5.50%, 07/15/2025(a)	53,000	56,457
4.63%, 10/15/2027(a)	591,000	616,971
Bristow Group, Inc., 6.88%, 03/01/2028(a)	555,000	566,896
Callon Petroleum Co., 8.00%, 08/01/2028(a)	488,000	494,100
Calpine Corp., 5.25%, 06/01/2026(a)	164,000	169,160
3.75%, 03/01/2031(a)	556,000	530,243
Camelot Finance S.A., 4.50%, 11/01/2026(a)	1,203,000	1,262,645

	Principal Amount	Value

United States–(continued)
Carnival Corp.,
11.50%, 04/01/2023(a)	$3,914,000	$ 4,409,806
10.50%, 02/01/2026(a)	328,000	382,299
Carriage Services, Inc., 4.25%, 05/15/2029(a)	527,000	526,900
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.00%, 03/01/2023(a)	92,000	92,989
5.75%, 02/15/2026(a)	193,000	199,930
5.13%, 05/01/2027(a)	253,000	265,688
5.00%, 02/01/2028(a)	550,000	577,500
4.75%, 03/01/2030(a)	1,350,000	1,429,312
4.50%, 08/15/2030(a)	1,879,000	1,958,790
Centene Corp.,
5.38%, 06/01/2026(a)	561,000	586,946
4.63%, 12/15/2029	474,000	521,883
Charles Schwab Corp. (The), Series G, 5.38%(b)(c)	2,500,000	2,769,500
Cinemark USA, Inc., 5.88%, 03/15/2026(a)	110,000	115,459
Citigroup, Inc., 3.88%(b)(c)	1,523,000	1,559,171
Clarios Global L.P., 6.75%, 05/15/2025(a)	110,000	117,424
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(a)	100,000	109,145
Clarivate Science Holdings Corp., 4.88%, 06/30/2029(a)	519,000	533,272
Clearway Energy Operating LLC,
4.75%, 03/15/2028(a)	564,000	592,318
3.75%, 02/15/2031(a)	435,000	433,410
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(a)	269,000	266,870
Cleveland-Cliffs, Inc., 9.88%, 10/17/2025(a)	240,000	281,582
CNX Resources Corp., 7.25%, 03/14/2027(a)	492,000	527,901
Commercial Metals Co., 3.88%, 02/15/2031	517,000	520,877
Community Health Systems, Inc.,
8.00%, 03/15/2026(a)	1,652,000	1,782,120
8.00%, 12/15/2027(a)	560,000	623,759
Cox Communications, Inc., 2.95%, 10/01/2050(a)	956,000	907,764
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	771,000	772,696
Crown Castle International Corp., 3.25%, 01/15/2051	1,300,000	1,296,701
CSC Holdings LLC,
5.88%, 09/15/2022	100,000	105,254
5.50%, 04/15/2027(a)	304,000	320,003
6.50%, 02/01/2029(a)	280,000	310,481
CTR Partnership L.P./ CareTrust Capital Corp., 3.88%, 06/30/2028(a)	519,000	530,698
Dana, Inc.,
5.38%, 11/15/2027	146,000	155,706
5.63%, 06/15/2028	253,000	274,303
DaVita, Inc.,
4.63%, 06/01/2030(a)	302,000	310,900
3.75%, 02/15/2031(a)	746,000	717,092

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value

United States–(continued)
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(a)	$513,000	$ 541,913
Dell International LLC/EMC Corp.,
7.13%, 06/15/2024(a)	409,000	420,485
6.20%, 07/15/2030	2,600,000	3,346,049
Delta Air Lines, Inc.,
7.00%, 05/01/2025(a)	825,000	963,330
7.38%, 01/15/2026	3,053,000	3,584,606
DISH DBS Corp., 7.75%, 07/01/2026	150,000	170,062
DISH Network Corp., Conv., 3.38%, 08/15/2026	100,000	102,300
Diversified Healthcare Trust,
9.75%, 06/15/2025	522,000	578,801
4.38%, 03/01/2031	161,000	154,480
Dun & Bradstreet Corp. (The), 6.88%, 08/15/2026(a)	157,000	166,969
Embarq Corp., 8.00%, 06/01/2036	300,000	340,470
Encompass Health Corp., 4.50%, 02/01/2028	494,000	513,214
Energizer Holdings, Inc., 4.38%, 03/31/2029(a)	509,000	510,217
EnerSys, 5.00%, 04/30/2023(a)	497,000	520,575
EnPro Industries, Inc., 5.75%, 10/15/2026	606,000	641,457
EPR Properties, 3.75%, 08/15/2029	1,890,000	1,894,986
EQT Corp.,
3.13%, 05/15/2026(a)	208,000	213,430
3.63%, 05/15/2031(a)	569,000	594,639
Everi Holdings, Inc., 5.00%, 07/15/2029(a)	158,000	158,000
Expedia Group, Inc., 2.95%, 03/15/2031	1,151,000	1,168,722
Ford Motor Co.,
8.50%, 04/21/2023	480,000	536,256
9.00%, 04/22/2025	2,965,000	3,659,240
9.63%, 04/22/2030	84,000	120,650
4.75%, 01/15/2043	241,000	256,364
Ford Motor Credit Co. LLC,
5.13%, 06/16/2025	204,000	224,910
4.13%, 08/04/2025	2,500,000	2,674,975
3.38%, 11/13/2025	206,000	213,869
4.39%, 01/08/2026	138,000	149,213
5.11%, 05/03/2029	638,000	715,096
Freeport-McMoRan, Inc.,
4.63%, 08/01/2030	2,210,000	2,422,967
5.40%, 11/14/2034	812,000	981,838
5.45%, 03/15/2043	64,000	78,314
Gap, Inc. (The), 8.88%, 05/15/2027(a)	840,000	974,144
Gartner, Inc.,
4.50%, 07/01/2028(a)	482,000	509,684
3.63%, 06/15/2029(a)	247,000	251,014

	Principal Amount	Value

United States–(continued)
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.50%, 10/01/2025	$150,000	$ 151,802
6.25%, 05/15/2026	274,000	275,233
8.00%, 01/15/2027	208,000	218,790
7.75%, 02/01/2028	112,000	115,898
Global Medical Response, Inc., 6.50%, 10/01/2025(a)	418,000	430,853
Gray Television, Inc., 7.00%, 05/15/2027(a)	460,000	498,875
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(a)	510,000	526,779
Group 1 Automotive, Inc., 4.00%, 08/15/2028(a)	499,000	508,389
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(a)	279,000	291,741
HCA, Inc.,
5.38%, 02/01/2025	133,000	150,190
5.38%, 09/01/2026	654,000	753,408
5.63%, 09/01/2028	163,000	193,359
4.13%, 06/15/2029	491,000	553,304
Hess Midstream Operations L.P., 5.63%, 02/15/2026(a)	465,000	485,576
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/2028(a)	313,000	333,425
5.75%, 02/01/2029(a)	172,000	179,552
Host Hotels & Resorts L.P., Series D, 3.75%, 10/15/2023	3,280,000	3,460,749
Intrado Corp., 5.38%, 07/15/2022(a)	332,000	318,720
IRB Holding Corp., 6.75%, 02/15/2026(a)	167,000	173,179
iStar, Inc., 4.75%, 10/01/2024	537,000	565,891
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(a)	346,000	366,179
Jabil, Inc., 3.00%, 01/15/2031	1,300,000	1,339,315
JBS Finance Luxembourg S.a.r.l., 3.63%, 01/15/2032(a)	935,000	935,645
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/2029(a)	455,000	511,891
JPMorgan Chase & Co., Series KK, 3.65%(b)(c)	3,093,000	3,101,196
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(a)	293,000	293,293
Kraft Heinz Foods Co. (The),
6.88%, 01/26/2039	400,000	576,036
5.00%, 06/04/2042	265,000	324,200
5.20%, 07/15/2045	3,510,000	4,365,620
4.38%, 06/01/2046	402,000	456,284
5.50%, 06/01/2050	672,000	874,059
L Brands, Inc., 6.88%, 11/01/2035	418,000	529,815
Lamar Media Corp.,
4.88%, 01/15/2029	689,000	728,101
4.00%, 02/15/2030	157,000	159,325

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value

United States–(continued)
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(a)	$527,000	$ 540,834
Lennar Corp.,
4.50%, 04/30/2024	89,000	97,455
4.75%, 05/30/2025	244,000	274,254
5.00%, 06/15/2027	381,000	443,231
Level 3 Financing, Inc., 3.75%, 07/15/2029(a)	762,000	741,997
Lithia Motors, Inc., 3.88%, 06/01/2029(a)	502,000	520,976
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	107,000	121,932
Macy’s Retail Holdings LLC, 4.50%, 12/15/2034	269,000	254,376
Macy’s, Inc., 8.38%, 06/15/2025(a)	1,129,000	1,246,083
Marriott International, Inc.,
Series FF, 4.63%, 06/15/2030	255,000	293,907
Series GG, 3.50%, 10/15/2032	3,640,000	3,871,541
Mattel, Inc., 5.88%, 12/15/2027(a)	2,700,000	2,946,672
MEDNAX, Inc., 6.25%, 01/15/2027(a)	485,000	514,946
MGM Resorts International,
6.00%, 03/15/2023	758,000	812,330
4.63%, 09/01/2026	221,000	233,745
Micron Technology, Inc., 4.66%, 02/15/2030	424,000	493,632
Midwest Gaming Borrower LLC/ Midwest Gaming Finance Corp., 4.88%, 05/01/2029(a)	514,000	515,285
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(a)	500,000	523,075
MPT Operating Partnership L.P./MPT Finance Corp., 4.63%, 08/01/2029	466,000	500,200
Mueller Water Products, Inc., 4.00%, 06/15/2029(a)	495,000	509,291
Murphy Oil Corp., 6.38%, 12/01/2042	195,000	193,574
Murray Energy Corp., 12.00%, 04/15/2024(a)(i)	2,352,945	12,000
Navient Corp.,
6.50%, 06/15/2022	147,000	153,461
6.13%, 03/25/2024	288,000	311,725
5.88%, 10/25/2024	210,000	227,077
6.75%, 06/25/2025	203,000	225,017
6.75%, 06/15/2026	110,000	123,008
5.00%, 03/15/2027	277,000	287,180
5.63%, 08/01/2033	632,000	611,804
NESCO Holdings II, Inc., 5.50%, 04/15/2029(a)	494,000	516,230
Netflix, Inc.,
5.88%, 11/15/2028	1,090,000	1,339,299
5.38%, 11/15/2029(a)	262,000	318,578
New Enterprise Stone & Lime Co., Inc.,
6.25%, 03/15/2026(a)	254,000	261,687
9.75%, 07/15/2028(a)	214,000	240,589

	Principal Amount	Value

United States–(continued)
New Fortress Energy, Inc., 6.50%, 09/30/2026(a)	$754,000	$ 771,380
NFP Corp., 4.88%, 08/15/2028(a)	199,000	202,488
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(a)	400,000	420,500
NGL Energy Partners L.P./NGL Energy Finance Corp.,
6.13%, 03/01/2025	245,000	222,829
7.50%, 04/15/2026	98,000	89,621
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(a)	240,000	256,500
NMI Holdings, Inc., 7.38%, 06/01/2025(a)	436,000	501,038
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(a)	795,000	857,662
Oasis Midstream Partners L.P./OMP Finance Corp., 8.00%, 04/01/2029(a)	727,000	774,935
Occidental Petroleum Corp.,
2.70%, 02/15/2023	49,000	50,205
6.95%, 07/01/2024	165,000	186,444
2.90%, 08/15/2024	496,000	507,780
8.50%, 07/15/2027	87,000	109,851
6.13%, 01/01/2031	262,000	308,578
6.20%, 03/15/2040	249,000	282,082
4.10%, 02/15/2047	324,000	302,132
Omnicare, Inc., 4.75%12/01/2022	1,765,000	1,837,212
OneMain Finance Corp.,
6.88%, 03/15/2025	434,000	490,355
7.13%, 03/15/2026	543,000	633,116
5.38%, 11/15/2029	456,000	496,921
Ovintiv Exploration, Inc., 5.63%, 07/01/2024	306,000	340,881
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(a)	250,000	275,937
Plains All American Pipeline L.P./PAA Finance Corp.,
4.50%, 12/15/2026	2,800,000	3,145,061
3.80%, 09/15/2030	780,000	835,730
Prestige Brands, Inc., 3.75%, 04/01/2031(a)	600,000	579,675
PulteGroup, Inc.,
7.88%, 06/15/2032	160,000	230,538
6.38%, 05/15/2033	170,000	225,099
6.00%, 02/15/2035	175,000	230,468
QVC, Inc.,
4.38%, 09/01/2028	249,000	254,325
5.45%, 08/15/2034	496,000	518,794
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(a)	712,000	743,150
RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/2027	450,000	462,933
Rockies Express Pipeline LLC,
4.80%, 05/15/2030(a)	445,000	445,850
6.88%, 04/15/2040(a)	351,000	371,663
RR Donnelley & Sons Co., 8.25%, 07/01/2027	165,000	187,416

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value

United States–(continued)
SBA Communications Corp., 3.88%, 02/15/2027	$689,000	$ 709,239
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(a)	1,795,000	1,906,631
Scientific Games International, Inc., 8.25%, 03/15/2026(a)	542,000	581,962
Scripps Escrow II, Inc., 3.88%, 01/15/2029(a)	509,000	505,697
Seagate HDD Cayman, 4.13%, 01/15/2031(a)	1,040,000	1,062,194
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/2028(a)	718,000	754,941
Sensata Technologies B.V.,
4.88%, 10/15/2023(a)	487,000	523,148
5.63%, 11/01/2024(a)	163,000	181,641
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/2029(a)	758,000	765,557
SM Energy Co., 10.00%, 01/15/2025(a)	528,000	597,580
Southern Co. (The),
Series B, 4.00%, 01/15/2051(b)	2,846,000	3,016,760
Series 21-A, 3.75%, 09/15/2051(b)	2,188,000	2,204,738
Sprint Capital Corp., 8.75%, 03/15/2032	341,000	518,746
Sprint Corp., 7.63%, 03/01/2026	421,000	514,727
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	518,000	518,000
Sunoco L.P./Sunoco Finance Corp., 6.00%, 04/15/2027	70,000	73,439
5.88%, 03/15/2028	487,000	519,171
Talen Energy Supply LLC, 7.63%, 06/01/2028(a)	727,000	681,301
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
6.50%, 07/15/2027	70,000	76,080
5.00%, 01/15/2028	246,000	259,837
5.50%, 03/01/2030	75,000	82,577
4.88%, 02/01/2031(a)	82,000	88,877
Taylor Morrison Communities, Inc., 6.63%, 07/15/2027(a)	707,000	758,996
Terminix Co. LLC (The), 7.45%, 08/15/2027	480,000	563,873
Terraform Global Operating LLC, 6.13%, 03/01/2026(a)	227,000	234,849
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.13%, 04/01/2029(a)	563,000	576,475
Uber Technologies, Inc., Conv., 0.00%, 12/15/2025(a)(f)	2,800,000	2,853,200
United Airlines, Inc., 4.38%, 04/15/2026(a)	514,000	532,725
Universal Health Services, Inc., 2.65%, 10/15/2030(a)	1,460,000	1,469,899

	Principal Amount		Value

United States–(continued)
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027		$505,000	$ 540,491
Valaris Ltd.,
8.25% PIK Rate, 8.25% Cash Rate, 04/30/2028(a)(j)		177,000	184,390
Series 1145, 8.25% PIK Rate, 8.25% Cash Rate, 04/30/2028(j)		335,000	348,986
Valvoline, Inc., 3.63%, 06/15/2031(a)		433,000	434,080
Viatris, Inc., 3.85%, 06/22/2040(a)		780,000	830,656
Vistra Operations Co. LLC,
5.50%, 09/01/2026(a)		87,000	89,971
5.63%, 02/15/2027(a)		149,000	154,774
5.00%, 07/31/2027(a)		326,000	335,089
4.38%, 05/01/2029(a)		517,000	520,231
WRKCo, Inc., 3.00%, 06/15/2033		1,820,000	1,908,731
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(a)		483,000	510,833
XPO Logistics, Inc.,
6.13%, 09/01/2023(a)		313,000	316,363
6.75%, 08/15/2024(a)		147,000	152,880
			175,512,433

Zambia–0.31%
First Quantum Minerals Ltd., 6.88%, 10/15/2027(a)		2,800,000	3,054,660
Total U.S. Dollar Denominated Bonds & Notes (Cost $342,226,369)			349,643,933

Non-U.S. Dollar Denominated Bonds & Notes–26.03%(k)

Argentina–1.74%
Argentina Treasury Bond BONCER,
1.00%, 08/05/2021	ARS	558,436,715	9,649,320
1.40%, 03/25/2023	ARS	350,322,000	5,497,820
1.50%, 03/25/2024	ARS	51,260,000	756,249
4.00%, 04/27/2025	ARS	29,500,000	1,043,537
Argentine Bonos del Tesoro, 18.20%, 10/03/2021	ARS	9,285,000	92,620
			17,039,546

Austria–0.18%
Erste Group Bank AG, 4.25%(a)(b)(c)	EUR	1,400,000	1,780,570

Belgium–0.42%
KBC Group N.V., 4.75%(a)(b)(c)	EUR	600,000	763,505
Kingdom of Belgium Government Bond, Series 93, 0.65%, 06/22/2071(a)	EUR	3,405,000	3,358,037
			4,121,542

Brazil–1.34%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2025	BRL	57,750,000	12,252,940

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value

Brazil–(continued)
Swiss Insured Brazil Power Finance S.a r.l., 9.85%, 07/16/2032(a)	BRL	4,246,875	$894,407
			13,147,347

Canada–3.08%
Province of Ontario, 6.50%, 03/08/2029	CAD	28,000,000	30,237,740

Chile–0.45%
Bonos de la Tesoreria de la Republica en pesos, 2.80%, 10/01/2033(a)	CLP	4,000,000,000	4,427,997

China–1.43%
China Development Bank, Series 2103, 3.30%, 03/03/2026	CNY	90,000,000	13,976,108

Colombia–1.32%
Colombian TES,
Series B, 10.00%, 07/24/2024	COP	10,146,000,000	3,082,737
Series B, 6.25%, 11/26/2025	COP	36,390,000,000	9,837,018
			12,919,755

Czech Republic–0.15%
CPI Property Group S.A., 4.88%(a)(b)(c)	EUR	1,200,000	1,506,673

Egypt–0.76%
Egypt Government Bond, 14.48%, 04/06/2026	EGP	80,000,000	5,104,742
Egypt Government International Bond, 4.75%, 04/16/2026(a)	EUR	1,900,000	2,355,949
			7,460,691

France–0.31%
Accor S.A., 2.63%(a)(b)(c)	EUR	700,000	814,492
Electricite de France S.A.,
3.00%(a)(b)(c)	EUR	600,000	737,455
2.88%(a)(b)(c)	EUR	1,200,000	1,469,477
			3,021,424

Germany–0.07%
Volkswagen International Finance N.V., 4.63%(a)(b)(c)	EUR	520,000	702,876

Greece–2.84%
Hellenic Republic Government Bond,
1.88%, 02/04/2035(a)	EUR	12,746,000	16,865,402
1.88%, 01/24/2052(a)	EUR	8,775,000	10,947,284
Series GDP, 1.00%, 10/15/2042	EUR	23,730,000	80,193
			27,892,879

	Principal Amount		Value

India–3.19%
India Government Bond,
7.59%, 01/11/2026	INR	300,000,000	$4,307,936
7.27%, 04/08/2026	INR	600,000,000	8,527,378
8.24%, 02/15/2027	INR	215,000,000	3,179,154
7.17%, 01/08/2028	INR	155,000,000	2,183,930
6.45%, 10/07/2029	INR	400,000,000	5,424,458
5.77%, 08/03/2030	INR	400,000,000	5,200,677
NTPC Ltd., 2.75%, 02/01/2027(a)	EUR	1,950,000	2,490,894
			31,314,427

Italy–0.23%
UniCredit S.p.A., 9.25%(a)(b)(c)	EUR	1,800,000	2,290,002

Ivory Coast–0.64%
Ivory Coast Government International Bond,
5.25%, 03/22/2030(a)	EUR	1,819,000	2,259,353
4.88%, 01/30/2032(a)	EUR	2,907,000	3,453,180
6.88%, 10/17/2040(a)	EUR	469,000	609,148
			6,321,681

Mexico–1.37%
J.P. Morgan S.A./Hipotecaria Su Casita S.A. de C.V., 6.47%, 08/26/2035(a)(g)	MXN	5,808,600	43,520
Mexican Bonos,
8.50%, 11/18/2038	MXN	40,000,000	2,219,185
Series M, 7.75%, 05/29/2031	MXN	200,650,000	10,632,719
Series M, 7.75%, 11/13/2042	MXN	10,000,000	516,135
			13,411,559

Netherlands–0.48%
Cooperatieve Rabobank U.A., 4.38%(a)(b)(c)	EUR	1,200,000	1,579,946
Maxeda DIY Holding B.V., 5.88%, 10/01/2026(a)	EUR	418,000	509,897
Stichting AK Rabobank Certificaten, 2.19%(a)(c)(e)	EUR	1,625,625	2,599,811
			4,689,654

Portugal–0.47%
Caixa Geral de Depositos S.A., 10.75%(a)(b)(c)	EUR	3,600,000	4,573,806

Romania–0.13%
Romanian Government International Bond, 2.00%, 04/14/2033(a)	EUR	1,109,000	1,307,430

Russia–0.61%
Mos.ru, 5.00%, 08/22/2034	RUB	22,725,040	0
Russian Federal Bond - OFZ,
Series 6212, 7.05%, 01/19/2028	RUB	250,000,000	3,443,932
Series 6225, 7.25%, 05/10/2034	RUB	180,000,000	2,496,615
			5,940,547

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value

Senegal–0.08%
Senegal Government International Bond, 5.38%, 06/08/2037(a)	EUR	662,000	$773,977

South Africa–2.32%
Republic of South Africa Government Bond,
Series 2035, 8.88%, 02/28/2035	ZAR	117,000,000	7,443,566
Series 2037, 8.50%, 01/31/2037	ZAR	112,400,000	6,776,424
Series 2048, 8.75%, 02/28/2048	ZAR	54,000,000	3,205,399
Series R186, 10.50%, 12/21/2026	ZAR	67,275,000	5,359,858
			22,785,247

Spain–0.68%
Banco Santander S.A.,
4.38%(a)(b)(c)	EUR	1,200,000	1,473,045
5.25%(a)(b)(c)	EUR	600,000	754,562
6.25%(a)(b)(c)	EUR	2,300,000	2,757,266
Telefonica Europe B.V., 4.38%(a)(b)(c)	EUR	1,300,000	1,675,452
			6,660,325

Supranational–0.57%
African Development Bank, 0.00%, 01/17/2050(f)	ZAR	78,000,000	488,592
Corp. Andina de Fomento, 6.82%, 02/22/2031(a)	MXN	81,800,000	3,719,122
International Finance Corp.,
02/15/2029(a)(f)	TRY	3,700,000	133,981
03/23/2038(f)	MXN	90,000,000	1,214,813
			5,556,508

Sweden–0.08%
Heimstaden Bostad AB, 3.38%(a)(b)(c)	EUR	650,000	799,239

Switzerland–0.08%
Dufry One B.V., 2.00%, 02/15/2027(a)	EUR	700,000	784,380

Thailand–0.13%
Thailand Government Bond, 3.30%, 06/17/2038	THB	35,000,000	1,234,078

Ukraine–0.08%
Ukraine Government International Bond, 6.75%, 06/20/2026(a)	EUR	600,000	777,907

United Kingdom–0.80%
Gatwick Airport Finance PLC, 4.38%, 04/07/2026(a)	GBP	2,175,000	3,049,896
Gatwick Funding Ltd.,
3.13%, 09/28/2039(a)	GBP	175,000	249,957
3.25%, 02/26/2048(a)	GBP	675,000	983,685
HSBC Holdings PLC, 6.00%(a)(b)(c)	EUR	905,000	1,178,300
Iceland Bondco PLC, 4.63%, 03/15/2025(a)	GBP	391,000	533,771

	Principal Amount		Value

United Kingdom–(continued)
Natwest Group PLC, 4.50%(b)(c)	GBP	1,300,000	$1,850,018
			7,845,627
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $262,815,463)			255,301,542

U.S. Treasury Securities–7.95%

U.S. Treasury Inflation – Indexed Notes–7.95%
2.38%, 01/15/2025(l)		$13,825,146	13,829,598
0.13%, 04/15/2026(l)		35,860,069	35,674,937
0.13%, 01/15/2031(l)		28,400,762	28,467,195
Total U.S. Treasury Securities (Cost $78,085,977)			77,971,730

Asset-Backed Securities–7.76%
American Credit Acceptance Receivables Trust, Series 2019-2, Class D, 3.41%, 06/12/2025(a)		1,720,000	1,773,429
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(h)		14,222	14,458
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.65%, 01/15/2051(m)		5,670,465	154,310
Capital Auto Receivables Asset Trust, Series 2017-1, Class D, 3.15%, 02/20/2025(a)		110,000	110,156
CarMax Auto Owner Trust,
Series 2019-3, Class D, 2.85%, 01/15/2026		990,000	1,026,596
Series 2017-4, Class D, 3.30%, 05/15/2024		280,000	282,941
Series 2018-1, Class D, 3.37%, 07/15/2024		195,000	198,582
CCG Receivables Trust,
Series 2018-1, Class C, 3.42%, 06/16/2025(a)		70,000	70,078
Series 2019-1, Class B, 3.22%, 09/14/2026(a)		140,000	144,476
Series 2019-1, Class C, 3.57%, 09/14/2026(a)		35,000	36,173
Series 2018-1, Class B, 3.09%, 06/16/2025(a)		151,009	151,164
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.06%, 11/13/2050(m)		2,187,728	83,371
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 3.10%, 01/25/2036(n)		5,944	5,729
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.23%, 10/12/2050(m)		5,820,426	281,543
Citigroup Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 2.48% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(h)		62,260	65,021

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value

Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2, Class 1A3, 2.82%, 05/25/2035(n)	$254,475	$261,991
Series 2014-8, Class 1A2, 0.67% (1 mo. USD LIBOR + 0.58%), 07/20/2036(a)(h)	719,448	717,398
CNH Equipment Trust, Series 2017-C, Class B, 2.54%, 05/15/2025	185,000	186,855
COMM Mortgage Trust,
Series 2012-CR5, Class XA, IO, 1.65%, 12/10/2045(m)	2,325,953	40,728
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	1,600,000	1,725,989
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	25,000	27,035
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	185,671	186,656
Series 2005-JA, Class A7, 5.50%, 11/25/2035	228,584	226,572
Credit Acceptance Auto Loan Trust,
Series 2019-1A, Class B, 3.75%, 04/17/2028(a)	85,000	87,377
Series 2019-1A, Class C, 3.94%, 06/15/2028(a)	515,000	531,225
CWHEQ Revolving Home Equity Loan Trust,
Series 2005-G, Class 2A, 0.30% (1 mo. USD LIBOR + 0.23%), 12/15/2035(h)	7,220	7,163
Series 2006-H, Class 2A1A, 0.22% (1 mo. USD LIBOR + 0.15%), 11/15/2036(h)	11,286	9,094
Dell Equipment Finance Trust,
Series 2019-1, Class C, 3.14%, 03/22/2024(a)	270,000	273,379
Series 2019-2, Class D, 2.48%, 04/22/2025(a)	1,290,000	1,305,492
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.89%, 06/25/2036(n)	32,383	32,190
Deutsche Mortgage Securities, Inc., Series 2013-RS1, Class 1A2, 0.53% (1 mo. USD LIBOR + 0.44%), 07/22/2036(a)(h)	728,304	729,541
DT Auto Owner Trust,
Series 2019-2A, Class D, 3.48%, 02/18/2025(a)	285,000	294,214
Series 2019-4A, Class D, 2.85%, 07/15/2025(a)	2,050,000	2,122,870
Exeter Automobile Receivables Trust,
Series 2019-1A, Class D, 4.13%, 12/16/2024(a)	2,170,000	2,243,748
Series 2019-4A, Class D, 2.58%, 09/15/2025(a)	2,730,000	2,804,996
FREMF Mortgage Trust,
Series 2017-K62, Class B, 4.00%, 01/25/2050(a)(n)	280,000	310,108
Series 2016-K54, Class C, 4.19%, 04/25/2048(a)(n)	1,810,000	1,946,438
GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.08%, 07/25/2035(n)	3,425	3,556

	Principal Amount	Value

HomeBanc Mortgage Trust, Series 2005-3, Class A2, 0.71% (1 mo. USD LIBOR + 0.62%), 07/25/2035(h)	$1,187	$1,190
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class AS, 3.22%, 04/15/2046	235,000	243,641
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 2.58%, 07/25/2035(n)	20,391	20,865
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047(n)	680,000	712,692
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 0.19% (1 mo. USD LIBOR + 0.10%), 08/25/2036(h)	746,937	345,864
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	570,000	592,201
Series 2014-C14, Class B, 5.03%, 02/15/2047(n)	240,000	259,390
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.92%, 12/15/2050(m)	1,991,382	82,063
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(a)	1,410,000	1,434,530
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	7,945	7,553
Residential Asset Securitization Trust, Series 2005-A6CB, Class A7, 6.00%, 06/25/2035	1,234,639	1,115,002
Santander Retail Auto Lease Trust,
Series 2019-B, Class C, 2.77%, 08/21/2023(a)	1,410,000	1,439,674
Series 2019-C, Class C, 2.39%, 11/20/2023(a)	2,365,000	2,414,380
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.14%, 11/15/2050(m)	3,730,648	164,143
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2005-AR16, Class 1A1, 2.72%, 12/25/2035(n)	4,042	4,119
Series 2003-AR10, Class A7, 2.55%, 10/25/2033(n)	25,447	25,733
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 1.02%, 12/15/2050(m)	2,760,025	131,742
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046	640,000	666,139
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(n)	395,000	424,140
Series 2014-C20, Class AS, 4.18%, 05/15/2047	490,000	524,634

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value

Madison Park Funding XI Ltd., Series 2013-11A, Class DR, 3.42% (3 mo. USD LIBOR + 3.25%), 07/23/2029(a)(h)		$250,000	$248,754
Alba PLC, Series 2007-1, Class F, 3.33% (3 mo. GBP LIBOR + 3.25%), 03/17/2039(a)(h)	GBP	386,001	518,863
Eurohome UK Mortgages PLC,
Series 2007-1, Class B1, 0.98% (3 mo. GBP LIBOR + 0.90%), 06/15/2044(a)(h)	GBP	780,000	908,777
Series 2007-2, Class B1, 1.48% (3 mo. GBP LIBOR + 1.40%), 09/15/2044(a)(h)	GBP	872,000	1,082,769
Eurosail PLC,
Series 2006-2X, Class E1C, 3.33% (3 mo. GBP LIBOR + 3.25%), 12/15/2044(a)(h)	GBP	1,830,000	2,459,460
Series 2006-4X, Class E1C, 3.08% (3 mo. GBP LIBOR + 3.00%), 12/10/2044(a)(h)	GBP	1,608,337	2,076,762
Gemgarto PLC, Series 2018-1, Class E, 2.35% (3 mo. SONIA + 2.30%), 09/16/2065(a)(h)	GBP	2,224,480	3,032,136
Great Hall Mortgages No. 1 PLC, Series 2007-2X, Class EB, 3.20% (3 mo. EURIBOR + 3.75%), 06/18/2039(a)(h)	EUR	1,780,000	2,094,407
Ludgate Funding PLC,
Series 2007-1, Class MA, 0.32% (3 mo. GBP LIBOR + 0.24%), 01/01/2061(a)(h)	GBP	1,157,381	1,515,542
Stratton Mortgage Funding PLC,
Series 2021-1, Class D, 2.15% (3 mo. SONIA + 2.10%), 09/25/2051(a)(h)	GBP	1,300,000	1,809,340
Series 2021-1, Class E, 2.80% (3 mo. SONIA + 2.75%), 09/25/2051(a)(h)	GBP	780,000	1,085,394
Series 2021-2X, Class F, 3.30% (3 mo. SONIA + 3.25%), 07/20/2060(a)(h)	GBP	1,900,000	2,692,862
Prosil Acquisition S.A., Series 2019-1, Class A, 1.47% (3 mo. EURIBOR + 2.00%), 10/31/2039(a)(h)	EUR	2,177,735	2,384,659
Alhambra SME Funding DAC,
Series 2019-1, Class A, 2.00% (1 mo. EURIBOR + 2.00%), 11/30/2028(a)(h)	EUR	3,611,681	4,283,733
Series 2019-1, Class B, 2.50% (1 mo. EURIBOR + 2.50%), 11/30/2028(a)(h)	EUR	625,000	724,899
Series 2019-1, Class D, 8.69% (1 mo. EURIBOR + 9.25%), 11/30/2028(a)(h)	EUR	141,425	159,473
Lusitano Mortgages No. 5 PLC, Class D, 0.42% (3 mo. EURIBOR + 0.96%), 07/15/2059(a)(h)	EUR	926,899	931,758
Futura S.r.l., Series 2019-1, Class A, 2.47% (6 mo. EURIBOR + 3.00%), 07/31/2044(a)(h)	EUR	2,067,454	2,461,554

	Principal Amount		Value

Taurus 2018-1 IT S.r.l., Series 2018-IT1, Class A, 1.00% (3 mo. EURIBOR + 1.00%), 05/18/2030(h)	EUR	6,378,825	$7,545,411
BBVA Consumer Auto, Series 2018-1, Class C, 2.30%, 07/20/2031(a)	EUR	5,000,000	6,005,326
IM Pastor 4, FTA, Series A, 0.00% (3 mo. EURIBOR + 0.14%), 03/22/2044(a)(h)	EUR	871,916	961,891
Total Asset-Backed Securities (Cost $74,852,152)			76,066,107

U.S. Government Sponsored Agency Mortgage-Backed Securities–3.84%
Fannie Mae Interest STRIPS, IO,
7.50%, 03/25/2023 - 01/25/2024(o)		$56,966	3,288
6.50%, 04/25/2029 - 07/25/2032(o)		288,669	46,274
6.00%, 12/25/2032 - 08/25/2035(m)(o)		814,686	137,171
5.50%, 01/25/2034 - 06/25/2035(o)		254,538	42,066
Fannie Mae REMICs, IO,
6.61%, 02/25/2024 - 05/25/2035(h)(o)		200,970	35,770
7.82%, 11/18/2031 - 12/18/2031(h)(o)		27,936	5,445
7.81% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(h)(o)		4,039	815
7.86% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(h)(o)		4,482	857
8.01% (8.10% - (1.00 x 1 mo. USD LIBOR)), 03/25/2032(h)(o)		6,579	1,403
6.91% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(h)(o)		24,709	4,440
7.71% (7.80% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(h)(o)		3,430	693
7.91%, 07/25/2032 - 09/25/2032(h)(o)		15,612	3,360
8.02%, 12/18/2032(h)(o)		48,254	9,705
8.16%, 02/25/2033 - 05/25/2033(h)(o)		48,153	11,253
7.00%, 03/25/2033 - 04/25/2033(o)		126,129	22,955
7.46% (7.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2033(h)(o)		184,553	40,294
5.96%, 03/25/2035 - 07/25/2038(h)(o)		235,634	37,624
6.66%, 03/25/2035 - 05/25/2035(h)(o)		297,642	39,191
6.51% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(h)(o)		120,748	18,538
7.14% (7.23% - (1.00 x 1 mo. USD LIBOR)), 09/25/2036(h)(o)		233,459	34,706

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value

6.45% (6.54% - (1.00 x 1 mo. USD LIBOR)), 06/25/2037(h)(o)	$200,969	$36,898
4.00%, 04/25/2041(o)	418,992	39,964
6.46% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(h)(o)	90,399	17,536
6.06% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(h)(o)	252,259	52,116
5.50%, 12/25/2025	163,133	169,792
4.00%, 08/25/2026 - 03/25/2041	30,480	33,236
6.00%, 01/25/2032	35,552	40,332
1.09%, 04/25/2032 - 12/25/2032(h)	190,623	194,359
0.59% (1 mo. USD LIBOR + 0.50%), 09/25/2032(h)	46,121	46,452
0.58% (1 mo. USD LIBOR + 0.50%), 10/18/2032(h)	14,045	14,140
0.49% (1 mo. USD LIBOR + 0.40%), 11/25/2033(h)	8,824	8,873
24.23% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(h)	46,607	75,938
23.86% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(h)	63,503	102,497
1.03% (1 mo. USD LIBOR + 0.94%), 06/25/2037(h)	10,764	10,846
Federal Home Loan Mortgage Corp.,
6.00%, 11/01/2021	1,638	1,836
6.50%, 11/01/2022 - 08/01/2031	67,698	75,814
5.00%, 09/01/2033	114,870	131,207
7.00%, 10/01/2037	10,338	11,933
Federal National Mortgage Association,
5.00%, 12/01/2021 - 07/01/2033	122,173	138,684
5.50%, 04/01/2022 - 02/01/2035	13,317	15,167
7.50%, 10/01/2029 - 03/01/2033	216,929	253,071
7.00%, 07/01/2032 - 04/01/2033	26,581	30,661
8.50%, 07/01/2032	237	238
TBA,
2.00%, 07/01/2036(p)	9,150,000	9,438,261
2.50%, 07/01/2051(p)	12,900,000	13,343,438
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.79%, 02/25/2026(m)	1,671,002	43,206
Series K735, Class X1, IO, 1.10%, 05/25/2026(m)	2,941,732	123,762
Series K093, Class X1, IO, 1.09%, 05/25/2029(m)	20,045,980	1,333,475

	Principal Amount	Value

Freddie Mac REMICs,
1.50%, 07/15/2023	$31,971	$32,205
5.00%, 09/15/2023	95,199	98,517
6.75%, 02/15/2024	31,055	32,771
7.00%, 09/15/2026	132,698	146,542
0.52%, 12/15/2028 - 02/15/2029(h)	124,430	124,946
6.00%, 04/15/2029	67,295	75,752
6.50%, 10/15/2029 - 06/15/2032	174,034	201,692
0.62%, 06/15/2031 - 01/15/2032(h)	118,215	119,203
1.07%, 02/15/2032 - 03/15/2032(h)	72,399	73,786
3.50%, 05/15/2032	23,525	25,189
24.48% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(h)	43,375	71,633
4.00%, 06/15/2038 - 04/15/2040	40,902	43,775
3.00%, 05/15/2040	1,702	1,749
IO,
5.93%, 03/15/2024 - 04/15/2038(h)(o)	85,655	7,140
7.88% (7.95% - (1.00 x 1 mo. USD LIBOR)), 12/15/2026(h)(o)	86,109	8,663
8.62%, 07/17/2028(h)(o)	5,446	445
7.58% (7.65% - (1.00 x 1 mo. USD LIBOR)), 03/15/2029(h)(o)	174,011	25,151
8.03% (8.10% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029(h)(o)	6,581	1,114
7.93% (8.00% - (1.00 x 1 mo. USD LIBOR)), 04/15/2032(h)(o)	325,074	40,583
6.98% (7.05% - (1.00 x 1 mo. USD LIBOR)), 10/15/2033(h)(o)	74,469	13,400
6.63% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(h)(o)	77,799	12,487
6.68% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(h)(o)	13,611	2,110
6.65%, 05/15/2035(h)(o)	266,110	44,186
6.93% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(h)(o)	51,559	10,145
6.00% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(h)(o)	102,071	17,930
6.18% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(h)(o)	27,614	4,699
Freddie Mac STRIPS, IO,
6.50%, 02/01/2028(o)	2,250	304
7.00%, 09/01/2029(o)	14,596	2,474
6.00%, 12/15/2032(o)	32,453	4,985

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value

Government National Mortgage Association,
ARM, 2.13% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 11/20/2025(h)	$938	$962
8.00%, 05/15/2026	5,710	5,735
7.00%, 04/15/2028 - 07/15/2028	27,370	29,744
IO,
6.48% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(h)(o)	121,190	22,832
6.58% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(h)(o)	200,094	31,217
TBA, 2.50%, 07/01/2051(p)	9,715,000	10,054,266
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $38,077,576)		37,667,912

	Shares

Exchange-Traded Funds–2.73%

United States–2.73%
Invesco Senior Loan ETF(q) (Cost $26,830,277)	1,207,106	26,737,398

	Principal Amount

Variable Rate Senior Loan Interests–1.94%(r)(s)

Canada–0.09%
Four Seasons Hotels Ltd., First Lien Term Loan, 2.10% (3 mo. USD LIBOR + 2.00%), 11/30/2023	$502,370	501,357
Valeant Pharmaceuticals International, Inc., First Lien Incremental Term Loan, 2.85% (3 mo. USD LIBOR + 2.75%), 11/27/2025	438,000	435,160
		936,517

Colombia–1.16%
Avianca Holdings S.A., Term Loan A-1, 10.50% (1 mo. USD LIBOR + 10.50%), 11/10/2021	6,105,815	6,220,300
Avianca Holdings S.A., Term Loan A-1, 10.50%, 07/23/2021(t)	52,280	53,260
Avianca Holdings S.A., Term Loan A-2, 11.00% (1 mo. USD LIBOR + 10.50%), 11/10/2021	5,000,000	5,093,750
		11,367,310

United States–0.69%
Claire’s Stores, Inc., Term Loan B, 6.60% (1 mo. USD LIBOR + 6.50%), 12/18/2026	71,878	69,452
Dun & Bradstreet Corp. (The), Term Loan, 3.35% (1 mo. USD LIBOR + 3.25%), 02/06/2026	426,616	425,082
Endo LLC, Term Loan, 5.75% (1 mo. USD LIBOR + 5.00%), 03/10/2028	503,738	487,525

	Principal Amount	Value

United States–(continued)
Flex Acquisition Co., Inc., Incremental Term Loan B, 3.45% (3 mo. USD LIBOR + 3.25%), 06/29/2025	$501,009	$496,826
Global Medical Response, Inc., Term Loan, 5.75% (1 mo. USD LIBOR + 4.75%), 10/02/2025	494,515	497,297
Graham Packaging Co., Inc., Term Loan, 3.75% (1 mo. USD LIBOR + 3.00%), 08/04/2027	503,738	503,881
IRB Holding Corp., First Lien Term Loan B, 4.25% (1 mo. USD LIBOR + 3.25%), 12/01/2027	852,396	853,397
PetSmart, Inc., First Lien Term Loan B, 4.50% (1 mo. USD LIBOR + 3.75%), 01/28/2028	750,000	751,500
Radiology Partners, Inc., First Lien Term Loan B, 4.33% (1 mo. USD LIBOR + 4.25%), 07/09/2025	495,000	495,483
Schweitzer-Mauduit International, Inc. (SWM International), Term Loan B, 4.75% (1 mo. USD LIBOR + 3.75%), 02/23/2028(g)	1,046,667	1,036,200
SRS Distribution, Inc., Incremental Term Loan, 4.60% (1 mo. USD LIBOR + 4.50%), 05/25/2025	50,728	50,791
Surgery Center Holdings, Inc., Term Loan, 4.50% (1 mo. USD LIBOR + 3.75%), 09/03/2026	494,476	497,142
United Natural Foods, Inc., Term Loan B, 3.60% (3 mo. USD LIBOR + 3.50%), 10/22/2025	579,278	580,454
Windstream Services LLC, Wts.(1 mo. USD LIBOR + 1.20%), 08/26/2021(h)	176	2,699
		6,747,729
Total Variable Rate Senior Loan Interests (Cost $18,732,252)		19,051,556

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value

Agency Credit Risk Transfer Notes–1.11%

United States–1.11%
Fannie Mae Connecticut Avenue Securities,
Series 2017-C04, Class 2M2, 2.94% (1 mo. USD LIBOR + 2.85%), 11/25/2029(h)	$848,438	$870,353
Series 2017-C07, Class 1M2, 2.49% (1 mo. USD LIBOR + 2.40%), 05/25/2030(h)	401,331	407,390
Series 2018-C04, Class 2M2, 2.64% (1 mo. USD LIBOR + 2.55%), 12/25/2030(h)	541,741	552,023
Series 2018-C06, Class 2M2, 2.19% (1 mo. USD LIBOR + 2.10%), 03/25/2031(h)	870,191	881,205
Series 2018-R07, Class 1M2, 2.49% (1 mo. USD LIBOR + 2.40%), 04/25/2031(a)(h)	851,717	857,051
Series 2019-R02, Class 1M2, 2.39% (1 mo. USD LIBOR + 2.30%), 08/25/2031(a)(h)	232,007	233,775
Series 2019-R03, Class 1M2, 2.24% (1 mo. USD LIBOR + 2.15%), 09/25/2031(a)(h)	492,437	496,309
Freddie Mac,
STACR® , Series 2016-DNA2, Class M3, STACR® , 4.74% (1 mo. USD LIBOR + 4.65%), 10/25/2028(h)	723,802	756,787
Series 2016-DNA3, Class M3, STACR® , 5.09% (1 mo. USD LIBOR + 5.00%), 12/25/2028(h)	3,008,727	3,148,442
Series 2017-DNA1, Class M2, STACR® , 3.34% (1 mo. USD LIBOR + 3.25%), 07/25/2029(h)	1,864,794	1,933,820
Series 2019-HRP1, Class M2, STACR® , 1.49% (1 mo. USD LIBOR + 1.40%), 02/25/2049(a)(h)	743,115	748,508
Total Agency Credit Risk Transfer Notes (Cost $10,551,458)		10,885,663

	Shares

Preferred Stocks–0.88%

United States–0.88%
AT&T, Inc., 2.88%, Series B, Pfd.(b)	2,600,000	3,145,423
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(b)	1,300,000	1,421,875
Claire’s Holdings LLC, Series A, Pfd.	71	16,774
MetLife, Inc., 3.85%, Series G, Pfd.(b)	3,839,000	4,045,346
Total Preferred Stocks (Cost $8,223,993)		8,629,418

	Shares	Value

Common Stocks & Other Equity Interests–0.02%

Kazakhstan–0.00%
Astana-Finance JSC, GDR(a)(g)	446,837	$1

United States–0.02%
ACNR Holdings, Inc.	911	19,474
Bonanza Creek Energy, Inc.	1,202	56,578
Claire’s Holdings LLC	235	54,872
Cxloyalty Group, Inc., Wts., expiring 04/10/2024(g)	775	0
McDermott International Ltd.(u)	15,957	7,819
McDermott International Ltd., Series A, Wts., expiring 06/30/2027(g)(u)	31,946	4,153
McDermott International Ltd., Series B, Wts., expiring 06/30/2027(g)(u)	35,496	4,614
McDermott International Ltd., Wts., expiring 12/31/2049(g)	23,067	11,302
Party City Holdco, Inc.(u)	3,211	29,963
Sabine Oil & Gas Holdings, Inc.(u)	837	2,846
		191,621
Total Common Stocks & Other Equity Interests (Cost $2,996,708)		191,622

Money Market Funds–5.73%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(q)(v)	19,501,954	19,501,954
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(q)(v)	14,431,114	14,436,887
Invesco Treasury Portfolio, Institutional Class, 0.01%(q)(v)	22,287,947	22,287,947
Total Money Market Funds (Cost $56,226,788)		56,226,788

Options Purchased–1.09% (Cost $18,385,592)(w)		10,699,931
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-94.73% (Cost $938,004,605)		929,073,600

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.10%
Invesco Private Government Fund, 0.02%(q)(v)(x)	278,718	278,718
Invesco Private Prime Fund, 0.12%(q)(v)(x)	650,082	650,342
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $929,060)		929,060
TOTAL INVESTMENTS IN SECURITIES-94.83% (Cost $938,933,665)		930,002,660
OTHER ASSETS LESS LIABILITIES-5.17%		50,688,170
NET ASSETS-100.00%		$980,690,830

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Investment Abbreviations:

ARM	- Adjustable Rate Mortgage
ARS	- Argentina Peso
BRL	- Brazilian Real
CAD	- Canadian Dollar
CLP	- Chile Peso
CNY	- Chinese Yuan Renminbi
Conv.	- Convertible
COP	- Colombia Peso
Ctfs.	- Certificates
EGP	- Egypt Pound
ETF	- Exchange-Traded Fund
EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
GBP	- British Pound Sterling
GDR	- Global Depositary Receipt
INR	- Indian Rupee
IO	- Interest Only
LIBOR	- London Interbank Offered Rate
MXN	- Mexican Peso
Pfd.	- Preferred
PIK	- Pay-in-Kind
REMICs	- Real Estate Mortgage Investment Conduits
RUB	- Russian Ruble
SONIA	- Sterling Overnight Index Average
STACR®	- Structured Agency Credit Risk
STRIPS	- Separately Traded Registered Interest and Principal Security
TBA	- To Be Announced
THB	- Thai Baht
TRY	- Turkish Lira
USD	- U.S. Dollar
Wts.	- Warrants
ZAR	- South African Rand

Notes to Consolidated Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2021 was $379,130,364, which represented 38.66% of the Fund’s Net Assets.

(b)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(c)	Perpetual bond with no specified maturity date.
(d)	All or a portion of this security was out on loan at June 30, 2021.
(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f)	Zero coupon bond issued at a discount.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2021.
(i)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at June 30, 2021 represented less than 1% of the Fund’s Net Assets.

(j)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(k)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(l)	Principal amount of security and interest payments are adjusted for inflation. See Note 1J.
(m)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2021.

(n)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2021.

(o)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(p)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1S.
(q)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2021	Dividend Income
Invesco Master Event-Linked Bond Fund	$640,083	$-	$(550,968)	$(68,767)	$(20,348)	$-	$15,698
Invesco Senior Loan ETF	-	33,899,944	(6,999,961)	(92,880)	(69,705)	26,737,398	242,026

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$36,794,763	$157,520,474	$(174,813,283)	$-	$-	$19,501,954	$5,748
Invesco Liquid Assets Portfolio, Institutional Class	26,274,733	112,514,625	(124,355,097)	2,301	325	14,436,887	3,190
Invesco Treasury Portfolio, Institutional Class	42,051,158	180,023,399	(199,786,610)	-	-	22,287,947	2,278
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	278,718	-	-	-	278,718	1	*
Invesco Private Prime Fund	-	650,342	-	-	-	650,342	15	*
Total	$105,760,737	$484,887,502	$(506,505,919)	$(159,346)	$(89,728)	$83,893,246	$268,956

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(r)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(s)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(t)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 7.
(u)	Non-income producing security.
(v)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.
(w)	The table below details options purchased.
(x)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1L.

	Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD Versus USD	Call	Bank of America, N.A.	07/16/2021	USD	0.80	AUD	40,000,000	$300
EUR Versus USD	Call	Bank of America, N.A.	11/02/2021	USD	1.30	EUR	2,250,000	22,944
EUR Versus USD	Call	Goldman Sachs International	08/11/2021	USD	1.25	EUR	1,960,000	14,063
EUR Versus USD	Call	J.P. Morgan Chase Bank, N.A.	09/07/2021	USD	1.26	EUR	1,000,000	12,675
GBP Versus USD	Call	Morgan Stanley and Co. International PLC	09/21/2021	USD	1.42	GBP	15,000,000	62,601
USD Versus JPY	Call	Goldman Sachs International	04/06/2026	JPY	115.00	USD	14,000,000	316,736
USD Versus JPY	Call	Goldman Sachs International	04/09/2026	JPY	115.00	USD	14,000,000	316,344
Subtotal – Foreign Currency Call Options Purchased								745,663
Currency Risk
EUR Versus NOK	Put	J.P. Morgan Chase Bank, N.A.	08/26/2021	NOK	8.90	EUR	3,750,000	3,304
EUR Versus NOK	Put	Morgan Stanley and Co. International PLC	10/05/2021	NOK	9.50	EUR	800,000	21,311
EUR Versus PLN	Put	Bank of America, N.A.	11/18/2021	PLN	4.28	EUR	280,000	11,703
EUR Versus PLN	Put	Bank of America, N.A.	11/26/2021	PLN	4.28	EUR	280,000	12,431
EUR Versus PLN	Put	Morgan Stanley and Co. International PLC	10/28/2021	PLN	4.20	EUR	2,500,000	33,889
USD Versus BRL	Put	Goldman Sachs International	08/17/2021	BRL	3.85	USD	1,460,000	76
USD Versus BRL	Put	Goldman Sachs International	12/16/2021	BRL	4.60	USD	1,400,000	230,320
USD Versus BRL	Put	Goldman Sachs International	12/21/2021	BRL	4.50	USD	1,120,000	125,805
USD Versus BRL	Put	J.P. Morgan Chase Bank, N.A.	03/09/2022	BRL	4.75	USD	1,300,000	357,820
USD Versus BRL	Put	J.P. Morgan Chase Bank, N.A.	03/30/2022	BRL	4.75	USD	1,300,000	356,249

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Open Over-The-Counter Foreign Currency Options Purchased(a)–(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD Versus BRL	Put	Morgan Stanley and Co. International PLC	09/23/2021	BRL	4.60	USD	2,500,000	$259,575
USD Versus CAD	Put	Bank of America, N.A.	08/05/2021	CAD	1.20	USD	1,000,000	46,386
USD Versus CAD	Put	Goldman Sachs International	05/12/2022	CAD	1.19	USD	15,000,000	110,430
USD Versus CLP	Put	J.P. Morgan Chase Bank, N.A.	10/15/2021	CLP	705.00	USD	20,000,000	211,580
USD Versus CLP	Put	Morgan Stanley and Co. International PLC	10/07/2021	CLP	702.00	USD	28,000,000	243,012
USD Versus CNH	Put	Bank of America, N.A.	09/06/2021	CNH	6.34	USD	30,000,000	25,710
USD Versus CNH	Put	Bank of America, N.A.	10/26/2021	CNH	6.21	USD	1,400,000	39,974
USD Versus CNH	Put	Goldman Sachs International	05/17/2022	CNH	6.25	USD	1,400,000	138,963
USD Versus CNH	Put	Standard Chartered Bank PLC	07/28/2021	CNH	6.40	USD	980,000	108,112
USD Versus CNH	Put	Standard Chartered Bank PLC	08/26/2021	CNH	6.45	USD	20,000,000	72,720
USD Versus COP	Put	Morgan Stanley and Co. International PLC	09/22/2021	COP	3,450.00	USD	20,000,000	57,060
USD Versus COP	Put	Morgan Stanley and Co. International PLC	09/27/2021	COP	3,477.00	USD	30,000,000	118,620
USD Versus INR	Put	Goldman Sachs International	07/29/2021	INR	73.50	USD	25,000,000	29,475
USD Versus INR	Put	Standard Chartered Bank PLC	08/03/2021	INR	73.00	USD	22,500,000	15,570
USD Versus INR	Put	Standard Chartered Bank PLC	02/24/2022	INR	74.50	USD	26,000,000	225,368
USD Versus KRW	Put	Goldman Sachs International	07/20/2021	KRW	1,080.00	USD	20,000,000	740
USD Versus KRW	Put	Standard Chartered Bank PLC	09/16/2021	KRW	1,110.00	USD	20,000,000	33,160
USD Versus MXN	Put	Goldman Sachs International	08/16/2021	MXN	19.80	USD	28,000,000	114,968
USD Versus MXN	Put	Goldman Sachs International	08/26/2021	MXN	19.50	USD	28,000,000	63,784
USD Versus MXN	Put	Goldman Sachs International	08/30/2021	MXN	19.50	USD	30,000,000	62,220
USD Versus MXN	Put	Goldman Sachs International	12/14/2021	MXN	19.25	USD	980,000	194,332
USD Versus MXN	Put	J.P. Morgan Chase Bank, N.A.	01/06/2022	MXN	20.10	USD	25,000,000	537,925
USD Versus NOK	Put	J.P. Morgan Chase Bank, N.A.	07/28/2021	NOK	8.02	USD	9,000,000	657
USD Versus RUB	Put	Bank of America, N.A.	09/10/2021	RUB	69.00	USD	540,000	35,125
USD Versus RUB	Put	Goldman Sachs International	09/06/2021	RUB	72.50	USD	10,000,000	106,350
USD Versus RUB	Put	Goldman Sachs International	12/17/2021	RUB	73.00	USD	28,000,000	514,864
USD Versus RUB	Put	Goldman Sachs International	03/08/2022	RUB	74.60	USD	14,000,000	403,592
USD Versus RUB	Put	Morgan Stanley and Co. International PLC	10/27/2021	RUB	72.00	USD	20,000,000	238,940
USD Versus SEK	Put	J.P. Morgan Chase Bank, N.A.	08/05/2021	SEK	8.26	USD	10,000,000	8,530
USD Versus SEK	Put	Morgan Stanley and Co. International PLC	07/16/2021	SEK	8.40	USD	11,250,000	11,160
USD Versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	08/19/2021	ZAR	13.95	USD	20,000,000	31,920
USD Versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	09/09/2021	ZAR	13.50	USD	20,000,000	16,460
Subtotal -Foreign Currency Put Options Purchased								5,230,190
Total Foreign Currency Options Purchased								$5,975,853

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $2,339,994.

	Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
1 Year Interest Rate Swap	Call	Goldman Sachs International	1.20%	Receive	3 mo. USD LIBOR	Quarterly	03/28/2022	USD	162,000,000	$1,883,138
1 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	0.80	Receive	3 mo. USD LIBOR	Quarterly	04/28/2022	USD	140,000,000	668,899
1 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	1.20	Receive	3 mo. USD LIBOR	Quarterly	06/24/2022	USD	70,000,000	791,974
Subtotal – Interest Rate Call Swaptions Purchased										3,344,011

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Purchased(a)–(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
1 Year Interest Rate Swap	Put	Goldman Sachs International	2.50%	Pay	3 mo. USD LIBOR	Quarterly	06/30/2022	USD	84,000,000	$1,354,347
Total Interest Rate Swaptions Purchased										$4,698,358

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $2,339,994.

Open Over-The-Counter Credit Default Swaptions Purchased(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value	Value
Credit Risk
J.P. Morgan Chase Bank, N.A.	Put	0.97%	Markit CDX Emerging Markets Index, Series 35, Version 1	Pay	Quarterly	08/18/2021	1.603%	14,000,000	$25,720

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $2,339,994.
(b)

Implied credit spreads represent the current level, as of June 30, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Credit Risk
Goldman Sachs International	Call	1.10%	Markit CDX North America High Yield Index, Series 36, Version 1	Receive	Quarterly	08/18/2021	2.743%	$(372,575)	USD	106,450,000	$(652,223)	$(279,648)
J.P. Morgan Chase Bank, N.A.	Call	0.98	Markit CDX Emerging Markets Index, Series 35, Version 1	Receive	Quarterly	08/18/2021	1.603	(37,800)	USD	14,000,000	(26,813)	10,987
J.P. Morgan Chase Bank, N.A.	Call	2.25	Markit iTraxx Europe Crossover Index, Series 35, Version 1	Receive	Quarterly	08/18/2021	2.319	(59,823)	EUR	28,000,000	(76,405)	(16,582)
Morgan Stanley and Co. International PLC	Call	1.10	Markit CDX North America High Yield Index, Series 36, Version 1	Receive	Quarterly	08/18/2021	2.743	(83,300)	USD	49,000,000	(155,763)	(72,463)
Subtotal – Credit Default Call Swaptions Written								(553,498)			(911,204)	(357,706)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Credit Default Swaptions Written(a)–(continued)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Credit Risk
Goldman Sachs International	Put	1.08	Markit CDX North America High Yield Index, Series 36, Version 1	Pay	Quarterly	08/18/2021	2.743%	$(691,925)	USD	106,450,000	$(343,993)	$347,932
Goldman Sachs International	Put	1.07	Markit CDX North America High Yield Index, Series 36, Version 1	Pay	Quarterly	08/18/2021	2.743	(96,600)	USD	28,000,000	(74,548)	22,052
J.P. Morgan Chase Bank, N.A.	Put	3.00	Markit iTraxx Europe Crossover Index, Series 35, Version 1	Pay	Quarterly	08/18/2021	2.319	(280,356)	EUR	28,000,000	(56,796)	223,560
J.P. Morgan Chase Bank, N.A.	Put	3.00	Markit iTraxx Europe Crossover Index, Series 35, Version 1	Pay	Quarterly	09/15/2021	2.319	(76,439)	EUR	14,000,000	(55,088)	21,351
J.P. Morgan Chase Bank, N.A.	Put	1.08	Markit CDX North America High Yield Index, Series 36, Version 1	Pay	Quarterly	09/15/2021	2.743	(172,200)	USD	28,000,000	(166,377)	5,823
J.P. Morgan Chase Bank, N.A.	Put	0.95	Markit CDX Emerging Markets Index, Series 35, Version 1	Pay	Quarterly	08/18/2021	1.603	(15,400)	USD	14,000,000	(10,843)	4,557
Morgan Stanley and Co. International PLC	Put	1.09	Markit CDX North America High Yield Index, Series 36, Version 1	Pay	Quarterly	08/18/2021	2.743	(347,900)	USD	49,000,000	(195,485)	152,415
Morgan Stanley and Co. International PLC	Put	1.08	Markit CDX North America High Yield Index, Series 36, Version 1	Pay	Quarterly	09/15/2021	2.743	(73,500)	USD	10,500,000	(62,391)	11,109
Subtotal – Credit Default Put Swaptions Written								(1,754,320)			(965,521)	788,799
Total Credit Default Swaptions Written								$(2,307,818)			$(1,876,725)	$431,093

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $2,339,994.
(b)

Implied credit spreads represent the current level, as of June 30, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Currency Risk
USD Versus CAD	Call	Goldman Sachs International	05/12/2022	CAD	1.27	$(176,250)	USD	15,000,000	$(213,240)	$(36,990)
USD Versus CNH	Call	Standard Chartered Bank PLC	10/14/2021	CNH	6.60	(90,675)	USD	13,000,000	(66,105)	24,570
USD Versus INR	Call	Goldman Sachs International	07/02/2021	INR	84.05	(124,375)	USD	1,250,000	(1)	124,374
USD Versus INR	Call	Standard Chartered Bank PLC	08/03/2021	INR	76.50	(124,785)	USD	15,000,000	(17,940)	106,845
USD Versus INR	Call	Standard Chartered Bank PLC	02/24/2022	INR	79.50	(311,766)	USD	26,000,000	(241,956)	69,810
USD Versus MXN	Call	Goldman Sachs International	09/14/2021	MXN	20.75	(238,140)	USD	980,000	(205,736)	32,404
USD Versus MXN	Call	J.P. Morgan Chase Bank, N.A.	01/06/2022	MXN	23.09	(570,125)	USD	25,000,000	(163,050)	407,075
USD Versus NOK	Call	J.P. Morgan Chase Bank, N.A.	07/28/2021	NOK	8.62	(125,640)	USD	18,000,000	(193,446)	(67,806)
USD Versus NOK	Call	Morgan Stanley and Co. International PLC	10/05/2021	NOK	9.50	(91,600)	USD	10,000,000	(28,530)	63,070
USD Versus RUB	Call	Goldman Sachs International	12/17/2021	RUB	77.50	(550,480)	USD	28,000,000	(670,404)	(119,924)
USD Versus RUB	Call	Goldman Sachs International	03/08/2022	RUB	87.20	(380,940)	USD	14,000,000	(165,998)	214,942
USD Versus ZAR	Call	Goldman Sachs International	11/22/2021	ZAR	14.50	(495,720)	USD	20,250,000	(780,557)	(284,837)
USD Versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	08/24/2021	ZAR	15.00	(107,000)	USD	10,000,000	(91,350)	15,650
Subtotal – Foreign Currency Call Options Written						(3,387,496)			(2,838,313)	549,183
Currency Risk
USD Versus CAD	Put	Goldman Sachs International	05/12/2022	CAD	1.13	(81,000)	USD	15,000,000	(24,915)	56,085
USD Versus CNH	Put	Bank of America, N.A.	09/06/2021	CNH	6.25	(37,500)	USD	30,000,000	(6,990)	30,510
USD Versus COP	Put	Morgan Stanley and Co. International PLC	09/22/2021	COP	3,185.00	(77,000)	USD	20,000,000	(4,720)	72,280
USD Versus INR	Put	Goldman Sachs International	07/29/2021	INR	71.50	(59,500)	USD	25,000,000	(1,100)	58,400
USD Versus INR	Put	Standard Chartered Bank PLC	08/03/2021	INR	71.00	(47,768)	USD	22,500,000	(990)	46,778
USD Versus INR	Put	Standard Chartered Bank PLC	02/24/2022	INR	71.00	(126,958)	USD	26,000,000	(38,948)	88,010
USD Versus MXN	Put	J.P. Morgan Chase Bank, N.A.	01/06/2022	MXN	18.40	(224,599)	USD	25,000,000	(45,400)	179,199
USD Versus RUB	Put	Goldman Sachs International	09/06/2021	RUB	71.00	(123,900)	USD	20,000,000	(88,260)	35,640
USD Versus RUB	Put	Goldman Sachs International	12/17/2021	RUB	70.00	(218,540)	USD	28,000,000	(176,932)	41,608
USD Versus RUB	Put	Goldman Sachs International	03/08/2022	RUB	68.00	(134,400)	USD	14,000,000	(57,386)	77,014
USD Versus SGD	Put	Goldman Sachs International	08/12/2021	SGD	1.28	(50,160)	USD	20,000,000	(500)	49,660
USD Versus ZAR	Put	Goldman Sachs International	11/22/2021	ZAR	13.00	(227,812)	USD	20,250,000	(58,988)	168,824
Subtotal – Foreign Currency Put Options Written						(1,409,137)			(505,129)	904,008
Total - Foreign Currency Options Written						$(4,796,633)			$(3,343,442)	$1,453,191

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $2,339,994.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
1 Year Interest Rate Swap	Call	Goldman Sachs International	0.85%	3 mo. USD LIBOR	Receive	Quarterly	03/28/2022	$(891,000)	USD	243,000,000	$(999,537)	$(108,537)
1 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	0.60	3 mo. USD LIBOR	Receive	Quarterly	04/28/2022	(488,600)	USD	210,000,000	(480,772)	7,828
1 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	0.85	3 mo. USD LIBOR	Receive	Quarterly	06/24/2022	(434,000)	USD	105,000,000	(467,683)	(33,683)
1 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	1.35	3 mo. USD LIBOR	Receive	Quarterly	09/14/2021	(435,750)	USD	70,000,000	(523,228)	(87,478)
Subtotal-Interest Rate Call Swaptions Written								(2,249,350)			(2,471,220)	(221,870)
Interest Rate Risk
2 Year Interest Rate Swap	Put	Goldman Sachs International	3.00	3 mo. USD LIBOR	Pay	Quarterly	06/05/2023	(988,400)	USD	42,000,000	(672,895)	315,505
Total Open Over-The-Counter Interest Rate Swaptions Written								$(3,237,750)			$(3,144,115)	$93,635

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $2,339,994.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Euro Bund	102	September-2021	$17,606,220	$(155)	$(155)
U.S. Treasury 2 Year Notes	143	September-2021	31,505,805	(49,438)	(49,438)
U.S. Treasury 10 Year Notes	319	September-2021	42,267,500	219,764	219,764
Subtotal–Long Futures Contracts				170,171	170,171

Short Futures Contracts
Interest Rate Risk
Euro Buxl	120	September-2021	(24,388,800)	(236,925)	(236,925)
Long Bobl	6	September-2021	(804,900)	(579)	(579)
Long Gilt	14	September-2021	(1,793,400)	(21,327)	(21,327)
U.S. Treasury 5 Year Notes	262	September-2021	(32,338,578)	45,205	45,205
U.S. Treasury 10 Year Ultra Notes	337	September-2021	(49,607,453)	(373,063)	(373,063)
U.S. Treasury Long Bonds	65	September-2021	(10,448,750)	(244,399)	(244,399)
U.S. Treasury Ultra Bonds	101	September-2021	(19,461,438)	(723,805)	(723,805)
Subtotal-Short Futures Contracts				(1,554,893)	(1,554,893)
Total Futures Contracts				$(1,384,722)	$(1,384,722)

(a)	Futures contracts collateralized by $2,904,112 cash held with Merrill Lynch, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
Currency Risk
09/15/2021	Bank of America, N.A.	AUD	9,572,000	USD	7,418,013	$237,236
09/15/2021	Bank of America, N.A.	CAD	10,134,276	USD	8,389,092	213,916
09/15/2021	Bank of America, N.A.	CNY	22,718,500	USD	3,500,000	6,024
09/15/2021	Bank of America, N.A.	EUR	10,914,000	USD	13,333,088	372,113
09/15/2021	Bank of America, N.A.	GBP	9,179,000	USD	12,975,435	276,007

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts-(continued)
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
09/15/2021	Bank of America, N.A.	MXN	41,904,601	USD	2,098,640	$15,940
09/15/2021	Bank of America, N.A.	SEK	170,812,364	USD	20,000,000	27,096
09/15/2021	Bank of America, N.A.	USD	5,161,290	MXN	104,054,187	10,306
03/24/2022	Bank of America, N.A.	USD	160,000	RUB	12,827,600	7,745
08/03/2021	Citibank, N.A.	USD	96,488	BRL	488,941	1,482
09/15/2021	Citibank, N.A.	EUR	43,865,000	USD	53,590,309	1,498,210
09/15/2021	Citibank, N.A.	GBP	3,155,000	USD	4,473,156	108,117
09/15/2021	Citibank, N.A.	INR	2,979,785,350	USD	40,409,622	692,191
09/15/2021	Citibank, N.A.	MXN	600,000	USD	30,055	234
08/19/2021	Goldman Sachs International	USD	4,500,000	BRL	22,756,050	49,810
09/15/2021	Goldman Sachs International	CNY	33,338,835	USD	5,133,000	5,677
09/15/2021	Goldman Sachs International	EUR	7,103,000	USD	8,677,671	242,468
09/15/2021	Goldman Sachs International	MXN	256,565,000	USD	12,852,284	100,750
11/12/2021	Goldman Sachs International	TRY	31,150,000	USD	3,500,000	156,684
11/30/2021	Goldman Sachs International	RUB	114,445,100	USD	1,540,000	13,131
05/13/2022	Goldman Sachs International	CAD	8,375,259	USD	6,928,000	173,447
08/30/2021	J.P. Morgan Chase Bank, N.A.	USD	18,061,785	EUR	15,525,000	368,880
08/30/2021	J.P. Morgan Chase Bank, N.A.	USD	18,000,000	NOK	171,829,250	1,962,300
09/15/2021	J.P. Morgan Chase Bank, N.A.	AUD	5,286,000	USD	4,101,450	135,969
09/15/2021	J.P. Morgan Chase Bank, N.A.	CAD	27,075,738	USD	22,430,718	589,104
09/15/2021	J.P. Morgan Chase Bank, N.A.	CLP	4,506,859,637	USD	6,283,527	158,864
09/15/2021	J.P. Morgan Chase Bank, N.A.	CNY	91,040,000	USD	14,174,614	173,180
09/15/2021	J.P. Morgan Chase Bank, N.A.	COP	53,362,000,000	USD	14,849,590	684,881
09/15/2021	J.P. Morgan Chase Bank, N.A.	EUR	77,018,583	USD	94,089,345	2,625,542
09/15/2021	J.P. Morgan Chase Bank, N.A.	GBP	6,275,510	USD	8,879,885	197,524
09/15/2021	J.P. Morgan Chase Bank, N.A.	JPY	1,669,895,792	USD	15,159,800	119,138
09/15/2021	J.P. Morgan Chase Bank, N.A.	MXN	159,025,000	USD	7,966,348	62,649
09/15/2021	J.P. Morgan Chase Bank, N.A.	NOK	22,411,028	USD	2,718,974	115,305
09/15/2021	J.P. Morgan Chase Bank, N.A.	SEK	83,266,500	USD	10,097,180	360,920
09/15/2021	J.P. Morgan Chase Bank, N.A.	THB	35,000,000	USD	1,120,448	28,715
09/15/2021	J.P. Morgan Chase Bank, N.A.	ZAR	380,455,000	USD	27,581,995	1,189,282
01/10/2022	J.P. Morgan Chase Bank, N.A.	USD	4,500,000	MXN	93,574,800	75,750
08/26/2021	Morgan Stanley and Co. International PLC	EUR	8,290,000	USD	9,914,840	74,051
08/26/2021	Morgan Stanley and Co. International PLC	USD	9,910,000	BRL	53,543,829	785,355
09/15/2021	Morgan Stanley and Co. International PLC	GBP	3,841,000	USD	5,435,033	120,892
09/15/2021	Morgan Stanley and Co. International PLC	IDR	37,670,337,500	USD	2,614,544	51,020
09/15/2021	Morgan Stanley and Co. International PLC	MXN	362,182,692	USD	18,153,429	152,592
09/15/2021	Morgan Stanley and Co. International PLC	RUB	2,071,249,354	USD	28,327,682	324,257
09/15/2021	Morgan Stanley and Co. International PLC	USD	4,838,710	MXN	97,604,039	12,307
09/15/2021	Natwest Markets PLC	EUR	120,000	USD	146,564	4,058
09/15/2021	Royal Bank of Canada	CAD	23,548,000	USD	19,494,022	498,185
09/15/2021	Royal Bank of Canada	EUR	23,176,037	USD	28,312,310	789,491
09/15/2021	Royal Bank of Canada	GBP	1,340,000	USD	1,861,474	7,543
11/10/2021	Standard Chartered Bank PLC	USD	11,341,294	CNY	76,892,840	436,105
Subtotal–Appreciation						16,312,443

Currency Risk
08/30/2021	Bank of America, N.A.	EUR	15,580,700	USD	18,300,000	(196,791)
09/15/2021	Bank of America, N.A.	USD	4,096,491	AUD	5,286,000	(131,010)
09/15/2021	Bank of America, N.A.	USD	9,978,062	CZK	207,858,000	(318,499)
09/15/2021	Bank of America, N.A.	USD	32,976,527	EUR	27,034,464	(871,615)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts-(continued)
Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
09/15/2021	Bank of America, N.A.	USD	16,975,463	JPY	1,855,689,724	$(261,365)
09/15/2021	Bank of America, N.A.	USD	15,851,188	NOK	130,899,112	(643,589)
09/15/2021	Bank of America, N.A.	USD	10,000,000	NZD	14,270,425	(27,206)
09/15/2021	Bank of America, N.A.	USD	30,332,521	SEK	250,200,831	(1,076,811)
08/03/2021	Citibank, N.A.	BRL	98,432,614	USD	19,424,678	(298,428)
09/15/2021	Citibank, N.A.	USD	3,885,813	EUR	3,215,000	(67,823)
09/15/2021	Citibank, N.A.	USD	17,722,926	INR	1,306,879,704	(303,583)
09/15/2021	Citibank, N.A.	USD	5,485,785	MXN	109,515,468	(42,758)
08/24/2021	Goldman Sachs International	RUB	155,600,000	USD	2,000,000	(110,550)
09/03/2021	Goldman Sachs International	BRL	12,744,513	USD	2,395,000	(147,986)
09/15/2021	Goldman Sachs International	KRW	2,944,760,000	USD	2,600,000	(5,216)
09/15/2021	Goldman Sachs International	MXN	194,412,330	USD	9,660,000	(2,485)
09/15/2021	Goldman Sachs International	USD	3,629,663	EUR	2,971,015	(101,419)
09/15/2021	Goldman Sachs International	USD	8,181,635	KRW	9,134,795,000	(100,121)
09/15/2021	Goldman Sachs International	USD	1,334,776	MXN	26,645,600	(10,463)
11/12/2021	Goldman Sachs International	USD	3,728,721	TRY	31,150,000	(385,405)
08/30/2021	J.P. Morgan Chase Bank, N.A.	NOK	162,250,000	USD	18,063,302	(786,126)
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	20,043,763	AUD	25,832,654	(664,478)
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	16,445,991	CNY	105,628,490	(200,931)
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	8,579,936	COP	30,831,999,998	(395,717)
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	37,235,425	EUR	31,024,660	(391,937)
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	3,241,778	GBP	2,291,000	(72,110)
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	1,226,830	MXN	24,490,100	(9,648)
01/10/2022	J.P. Morgan Chase Bank, N.A.	MXN	140,358,825	USD	6,750,000	(113,461)
01/10/2022	J.P. Morgan Chase Bank, N.A.	USD	2,310,665	MXN	46,784,025	(22,954)
09/15/2021	Morgan Stanley and Co. International PLC	USD	55,857	AUD	72,000	(1,843)
09/15/2021	Morgan Stanley and Co. International PLC	USD	20,346,703	CAD	24,565,633	(529,956)
09/15/2021	Morgan Stanley and Co. International PLC	USD	2,263,537	EUR	1,850,820	(65,586)
09/15/2021	Morgan Stanley and Co. International PLC	USD	1,850,962	JPY	202,232,857	(29,462)
09/15/2021	Morgan Stanley and Co. International PLC	USD	9,800,000	MXN	195,803,300	(68,383)
09/15/2021	Morgan Stanley and Co. International PLC	USD	9,762,774	NOK	80,487,800	(411,861)
09/15/2021	Morgan Stanley and Co. International PLC	USD	10,000,000	NZD	14,263,911	(31,758)
09/15/2021	Morgan Stanley and Co. International PLC	USD	135,969	SEK	1,119,795	(5,033)
09/15/2021	Royal Bank of Canada	USD	4,140,803	GBP	2,925,000	(93,976)
09/15/2021	Royal Bank of Canada	USD	1,179,783	JPY	128,968,342	(18,172)
09/15/2021	Standard Chartered Bank PLC	CNY	41,219,772	USD	6,334,000	(5,366)
09/15/2021	Standard Chartered Bank PLC	KRW	2,717,760,000	USD	2,400,000	(4,391)
11/10/2021	Standard Chartered Bank PLC	CNY	66,018,240	USD	9,720,000	(391,776)
Subtotal–Depreciation						(9,418,048)
Total Forward Foreign Currency Contracts						$6,894,395

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit iTraxx Europe Index, Series 35, Version 1	Buy	(1.00)%	Quarterly	06/20/2026	0.468%	EUR	2,700,000	$84,112	$85,007	$895
Markit iTraxx Europe Index, Series 35, Version 1	Buy	(1.00)	Quarterly	06/20/2026	0.485	EUR	3,500,000	(107,877)	(107,692)	185
Markit iTraxx Europe Senior Financials, Series 35, Version 1	Sell	1.00	Quarterly	06/20/2026	0.545	EUR	14,000,000	323,630	375,171	51,541
Subtotal - Appreciation								299,865	352,486	52,621
Credit Risk
Host Hotels & Resorts, L.P.	Buy	(1.00)	Quarterly	12/20/2023	0.598	USD	3,280,000	8,707	(33,092)	(41,799)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	06/20/2026	0.592	EUR	4,050,000	(72,222)	(98,212)	(25,990)
Indonesia Government International Bonds	Buy	(1.00)	Quarterly	06/20/2026	0.746	USD	5,175,000	(35,634)	(64,884)	(29,250)
Markit iTraxx Europe Sub Financials, Series 35, Version 1	Buy	(1.00)	Quarterly	06/20/2026	1.030	EUR	15,125,000	124,390	26,686	(97,704)
South Africa Republic International Bonds	Buy	(1.00)	Quarterly	06/20/2023	0.815	USD	5,900,000	23,208	(23,689)	(46,897)
Markit CDX North America High Yield Index, Series 36, Version 1	Buy	(5.00)	Quarterly	06/20/2026	2.743	USD	16,000,000	(1,472,038)	(1,632,608)	(160,570)
South Africa Republic International Bonds	Buy	(1.00)	Quarterly	06/20/2026	1.849	USD	540,000	21,470	21,468	(2)
Credit Agricole S.A.	Buy	(1.00)	Quarterly	06/20/2026	0.519	EUR	3,500,000	(100,251)	(101,122)	(871)
BNP Paribas S.A.	Buy	(1.00)	Quarterly	06/20/2026	0.584	EUR	3,500,000	(81,825)	(87,501)	(5,676)
Markit CDX North America High Yield Index, Series 36, Version 1	Sell	5.00	Quarterly	12/20/2025	2.555	USD	14,000,000	(1,370,064)	(1,418,032)	(47,968)
Assicurazioni Generali S.p.A.	Sell	1.00	Quarterly	06/20/2026	0.587	EUR	4,860,000	126,277	119,496	(6,781)
Subtotal - Depreciation								(2,827,982)	(3,291,490)	(463,508)
Total Centrally Cleared Credit Default Swap Agreements								$(2,528,117)	$(2,939,004)	$(410,887)

(a)	Centrally cleared swap agreements collateralized by $26,659,548 cash held with Counterparties.
(b)

Implied credit spreads represent the current level, as of June 30, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	3 mo. JIBAR	Quarterly	(7.15)%	Quarterly	02/24/2031	ZAR	17,550,000	$112	$12,007	$11,895
Pay	28 Day MXN TIIE	At Maturity	7.08	At Maturity	06/16/2031	MXN	72,760,000	–	22,466	22,466
Pay	3 mo. USD LIBOR	Quarterly	0.90	Semi-Annually	03/09/2026	USD	89,640,000	–	34,638	34,638
Receive	3 mo. KWCDC	Quarterly	(1.75)	Quarterly	06/16/2027	KRW	15,960,000,000	–	37,271	37,271
Pay	3 mo. WIBOR	Quarterly	0.61	Annually	08/25/2022	PLN	154,000,000	–	38,389	38,389
Pay	3 mo. WIBOR	Quarterly	0.63	Annually	08/23/2022	PLN	160,000,000	–	49,443	49,443
Receive	28 Day MXN TIIE	At Maturity	(7.07)	At Maturity	12/12/2029	MXN	107,250,000	–	58,240	58,240
Receive	3 mo. JIBAR	Quarterly	(6.75)	Quarterly	02/15/2031	ZAR	25,375,000	–	66,463	66,463
Receive	3 mo. USD LIBOR	Semi-Annually	(1.74)	Quarterly	07/22/2051	USD	32,368,000	–	70,815	70,815
Pay	3 mo. COOVIBR	Quarterly	5.56	Quarterly	08/26/2026	COP	12,803,000,000	–	74,207	74,207
Receive	6 mo. IN00O/N	Semi-Annually	(5.05)	Semi-Annually	04/23/2026	INR	630,000,000	–	91,954	91,954
Receive	3 mo. USD LIBOR	Semi-Annually	(1.91)	Quarterly	06/22/2031	USD	151,704,000	–	96,945	96,945

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)–(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Receive	3 mo. CZK PRIBOR	Annually	(1.28)%	Quarterly	10/20/2022	CZK	1,726,000,000	$–	$135,333	$135,333
Receive	6 mo. IN00O/N	Semi-Annually	(5.08)	Semi-Annually	04/16/2026	INR	1,160,000,000	–	142,066	142,066
Receive	3 mo. JIBAR	Quarterly	(6.70)	Quarterly	01/29/2031	ZAR	51,000,000	–	143,056	143,056
Receive	3 mo. JIBAR	Quarterly	(6.70)	Quarterly	01/27/2031	ZAR	52,000,000	–	145,539	145,539
Receive	3 mo. JIBAR	Quarterly	(6.63)	Quarterly	02/11/2031	ZAR	48,500,000	–	154,870	154,870
Pay	3 mo. USD LIBOR	Quarterly	0.98	Semi-Annually	07/22/2026	USD	211,120,000	–	200,007	200,007
Pay	1 mo. BZDIOVRA	At Maturity	8.27	At Maturity	01/02/2025	BRL	44,034,738	–	202,328	202,328
Receive	28 Day MXN TIIE	At Maturity	(5.62)	At Maturity	01/29/2031	MXN	62,500,000	–	306,382	306,382
Receive	28 Day MXN TIIE	At Maturity	(5.63)	At Maturity	05/29/2031	MXN	62,500,000	–	316,061	316,061
Receive	28 Day MXN TIIE	At Maturity	(5.50)	At Maturity	11/29/2030	MXN	64,600,000	–	337,433	337,433
Receive	3 mo. USD LIBOR	Semi-Annually	(1.80)	Quarterly	06/23/2031	USD	60,200,000	–	343,159	343,159
Receive	6 mo. CLICP	Semi-Annually	(2.35)	Semi-Annually	03/11/2026	CLP	7,500,000,000	–	470,360	470,360
Receive	28 Day MXN TIIE	At Maturity	(5.53)	At Maturity	05/29/2031	MXN	108,750,000	–	593,338	593,338
Pay	1 mo. BZDIOVRA	At Maturity	8.68	At Maturity	01/04/2027	BRL	24,429,011	–	690,391	690,391
Pay	1 mo. BZDIOVRA	At Maturity	8.42	At Maturity	01/02/2025	BRL	26,699,194	–	692,363	692,363
Subtotal - Appreciation								112	5,525,524	5,525,412
Interest Rate Risk
Receive	3 mo. USD LIBOR	Semi-Annually	(2.29)	Quarterly	04/23/2031	USD	94,920,000	–	(1,644,813)	(1,644,813)
Pay	6 mo. CDOR	Semi-Annually	1.14	Semi-Annually	02/24/2024	CAD	403,650,000	–	(1,210,221)	(1,210,221)
Pay	28 Day MXN TIIE	At Maturity	4.81	At Maturity	07/23/2025	MXN	313,500,000	–	(946,418)	(946,418)
Receive	3 mo. USD LIBOR	Semi-Annually	(2.27)	Quarterly	05/27/2031	USD	45,780,000	–	(735,954)	(735,954)
Pay	6 mo. CDOR	Semi-Annually	0.98	Semi-Annually	02/16/2024	CAD	172,125,000	–	(718,582)	(718,582)
Pay	1 mo. BZDIOVRA	At Maturity	6.61	At Maturity	01/02/2023	BRL	358,875,496	–	(705,346)	(705,346)
Receive	3 mo. USD LIBOR	Semi-Annually	(2.00)	Quarterly	05/17/2051	USD	10,953,600	(28,956)	(673,403)	(644,447)
Pay	6 mo. CDOR	Semi-Annually	1.04	Semi-Annually	02/18/2024	CAD	172,125,000	–	(643,633)	(643,633)
Pay	6 mo. CDOR	Semi-Annually	1.06	Semi-Annually	02/19/2024	CAD	172,125,000	–	(617,496)	(617,496)
Pay	28 Day MXN TIIE	At Maturity	4.67	At Maturity	07/02/2024	MXN	200,100,000	–	(457,602)	(457,602)
Pay	6 mo. CDOR	Semi-Annually	1.09	Semi-Annually	02/22/2024	CAD	107,100,000	–	(359,865)	(359,865)
Pay	28 Day MXN TIIE	At Maturity	5.41	At Maturity	04/27/2023	MXN	590,000,000	–	(320,200)	(320,200)
Pay	28 Day MXN TIIE	At Maturity	5.58	At Maturity	04/03/2023	MXN	580,000,000	–	(264,840)	(264,840)
Pay	28 Day MXN TIIE	At Maturity	5.67	At Maturity	05/11/2023	MXN	602,000,000	–	(255,706)	(255,706)
Pay	28 Day MXN TIIE	At Maturity	5.40	At Maturity	04/05/2023	MXN	432,500,000	–	(233,557)	(233,557)
Pay	1 mo. BZDIOVRA	At Maturity	7.26	At Maturity	01/02/2029	BRL	17,661,546	–	(232,625)	(232,625)
Pay	28 Day MXN TIIE	At Maturity	5.02	At Maturity	04/03/2023	MXN	283,500,000	–	(232,409)	(232,409)
Pay	3 mo. COOVIBR	Quarterly	2.53	Quarterly	12/23/2023	COP	19,870,000,000	–	(226,055)	(226,055)
Pay	28 Day MXN TIIE	At Maturity	5.44	At Maturity	04/05/2023	MXN	432,500,000	–	(225,393)	(225,393)
Pay	3 mo. KWCDC	Quarterly	1.19	Quarterly	03/14/2023	KRW	89,100,000,000	–	(217,994)	(217,994)
Pay	28 Day MXN TIIE	At Maturity	4.75	At Maturity	06/10/2022	MXN	560,000,000	–	(194,663)	(194,663)
Receive	6 mo. CDOR	Semi-Annually	(1.86)	Semi-Annually	06/21/2031	CAD	93,420,000	2,936	(180,354)	(183,290)
Pay	28 Day MXN TIIE	At Maturity	4.80	At Maturity	07/23/2025	MXN	57,800,000	–	(175,338)	(175,338)
Pay	28 Day MXN TIIE	At Maturity	4.70	At Maturity	06/01/2022	MXN	440,000,000	–	(155,583)	(155,583)
Pay	3 mo. JIBAR	Quarterly	7.48	Quarterly	02/15/2036	ZAR	40,275,000	–	(127,197)	(127,197)
Pay	1 mo. BZDIOVRA	At Maturity	5.75	At Maturity	01/02/2025	BRL	16,852,097	–	(116,009)	(116,009)
Pay	28 Day MXN TIIE	At Maturity	5.74	At Maturity	03/24/2023	MXN	297,000,000	–	(110,918)	(110,918)
Pay	28 Day MXN TIIE	At Maturity	4.70	At Maturity	06/07/2022	MXN	290,000,000	–	(105,899)	(105,899)
Receive	6 mo. CDOR	Semi-Annually	(1.87)	Semi-Annually	06/21/2031	CAD	40,000,000	1,264	(99,322)	(100,586)
Pay	28 Day MXN TIIE	At Maturity	4.71	At Maturity	06/07/2022	MXN	270,200,000	–	(98,041)	(98,041)
Pay	1 mo. IN00O/N	At Maturity	4.62	At Maturity	04/29/2023	INR	3,395,000,000	–	(97,386)	(97,386)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)–(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	FBIL Overnight MIBOR	At Maturity	4.62%	At Maturity	04/25/2023	INR	2,970,000,000	$–	$(79,231)	$(79,231)
Pay	1 mo. BZDIOVRA	At Maturity	6.03	At Maturity	01/02/2025	BRL	23,294,056	–	(75,890)	(75,890)
Receive	6 mo. WIBOR	Annually	(1.61)	Semi-Annually	05/25/2026	PLN	31,800,000	–	(74,805)	(74,805)
Receive	6 mo. WIBOR	Annually	(1.58)	Semi-Annually	05/21/2026	PLN	32,000,000	–	(64,326)	(64,326)
Pay	28 Day MXN TIIE	At Maturity	6.91	At Maturity	12/16/2026	MXN	247,125,000	–	(63,081)	(63,081)
Pay	1 mo. BZDIOVRA	At Maturity	7.12	At Maturity	01/02/2025	BRL	21,457,272	–	(62,674)	(62,674)
Pay	3 mo. WIBOR	Quarterly	0.85	Annually	05/04/2023	PLN	106,400,000	–	(56,699)	(56,699)
Pay	3 mo. CZK PRIBOR	Quarterly	0.61	Annually	01/20/2022	CZK	1,716,500,000	–	(54,444)	(54,444)
Pay	3 mo. KWCDC	Quarterly	1.51	Quarterly	06/16/2023	KRW	78,700,000,000	–	(51,239)	(51,239)
Pay	3 mo. KWCDC	Quarterly	1.50	Quarterly	06/14/2023	KRW	62,720,000,000	–	(43,890)	(43,890)
Pay	1 mo. BZDIOVRA	At Maturity	7.28	At Maturity	01/02/2025	BRL	21,415,902	–	(36,236)	(36,236)
Pay	28 Day MXN TIIE	At Maturity	4.42	At Maturity	09/17/2021	MXN	2,410,000,000	–	(35,813)	(35,813)
Pay	1 mo. IN00O/N	At Maturity	4.69	At Maturity	04/08/2023	INR	2,160,000,000	–	(11,833)	(11,833)
Receive	6 mo. WIBOR	Annually	(1.45)	Semi-Annually	05/05/2026	PLN	21,660,000	–	(10,459)	(10,459)
Pay	28 Day MXN TIIE	At Maturity	6.59	At Maturity	06/23/2023	MXN	591,500,000	–	(5,863)	(5,863)
Receive	6 mo. WIBOR	Annually	(1.44)	Semi-Annually	05/04/2026	PLN	21,840,000	–	(5,535)	(5,535)
Receive	6 mo. IN00O/N	Semi-Annually	(5.26)	Semi-Annually	03/18/2026	INR	415,000,000	–	(5,368)	(5,368)
Receive	6 mo. IN00O/N	Semi-Annually	(5.26)	Semi-Annually	03/17/2026	INR	250,000,000	–	(4,615)	(4,615)
Subtotal - Depreciation								(24,756)	(13,124,823)	(13,100,067)
Total Centrally Cleared Interest Rate Swap Agreements								$(24,644)	$(7,599,299)	$(7,574,655)

(a)	Centrally cleared swap agreements collateralized by $26,659,548 cash held with Counterparties.

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Sell	1.00%	Quarterly	12/20/2024	0.446%	EUR	2,500,000	$34,311	$57,820	$ 23,509
Goldman Sachs International	Markit CDX North America High Yield Index, Series 35, Version 1	Sell	5.00	Quarterly	12/20/2025	2.555	USD	18,200,000	2,963,081	3,052,676	89,595
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 28, Version 9	Sell	5.00	Quarterly	12/20/2022	0.177	EUR	15,000,000	1,052,615	1,286,530	233,915
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Index, Series 32, Version 1	Sell	5.00	Quarterly	12/20/2021	4.407	EUR	2,500,000	(175,547)	8,375	183,922
J.P. Morgan Chase Bank, N.A.	Deutsche Bank AG	Sell	1.00	Quarterly	12/20/2025	0.408	EUR	5,200,000	103,848	165,600	61,752
J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 35, Version 1	Sell	5.00	Quarterly	12/20/2025	2.555	USD	5,400,000	827,514	905,739	78,225
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 30, Version 1	Sell	5.00	Quarterly	12/20/2023	1.437	EUR	2,500,000	21,395	30,583	9,188
Subtotal-Appreciation									4,827,217	5,507,323	680,106

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Credit Default Swap Agreements(a)–(continued)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Buy	(1.00)%	Quarterly	12/20/2024	0.793%	EUR	1,250,000	$ 11,144	$(10,772)	$ (21,916)
J.P. Morgan Chase Bank, N.A.	Royal Bank of Scotland PLC Froup PLC (The)	Buy	(1.00)	Quarterly	12/20/2021	0.151	EUR	2,500,000	6,682	(12,109)	(18,791)
J.P. Morgan Chase Bank, N.A.	Deutsche Bank AG	Buy	(1.00)	Quarterly	12/20/2025	1.305	EUR	1,300,000	92,761	21,077	(71,684)
Subtotal-Depreciation									110,587	(1,804)	(112,391)
Total Open Over-The-Counter Credit Default Swap Agreements									$4,937,804	$5,505,519	$ 567,715

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $2,339,994.
(b)

Implied credit spreads represent the current level, as of June 30, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Interest Rate Swap Agreements(a)

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Bank of America, N.A.	Pay	6 mo. IN00O/N	Semi-Annually	6.33%	Semi-Annually	01/31/2022	INR	210,000,000	$–	$77,226	$ 77,226
Interest Rate Risk
Goldman Sachs International	Pay	3 mo. MOSKP	Quarterly	6.77	Annually	01/14/2030	RUB	198,000,000	–	(104,325)	(104,325)
Goldman Sachs International	Pay	3 mo. MOSKP	Quarterly	6.38	Annually	03/25/2026	RUB	700,000,000	–	(171,802)	(171,802)
Subtotal-Depreciation									–	(276,127)	(276,127)
Total Over-The-Counter Interest Rate Swap Agreements									$–	$(198,901)	$(198,901)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $2,339,994.

Open Centrally Cleared Inflation Rate Swap Agreements(a)

Pay/Receive	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	United States CPI Urban Consumers NSA	At Maturity	(2.62)%	At Maturity	06/30/2026	USD	15,540,000	$–	$15,374	$ 15,374
Interest Rate Risk
Pay	United States CPI Urban Consumers NSA	At Maturity	2.43	At Maturity	05/07/2051	USD	4,250,400	–	(13,520)	(13,520)
Pay	United States CPI Urban Consumers NSA	At Maturity	2.42	At Maturity	05/10/2051	USD	3,057,600	–	(19,846)	(19,846)
Subtotal-Depreciation								–	(33,366)	(33,366)
Total - Centrally Cleared Inflation Swap Agreements								$–	$(17,992)	$(17,992)

(a)	Centrally cleared swap agreements collateralized by $26,659,548 cash held with Counterparties.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Abbreviations:

AUD	–Australian Dollar
BRL	–Brazilian Real
BZDIOVRA	–Brazil Ceptip DI Interbank Deposit Rate
CAD	–Canadian Dollar
CDOR	–Canadian Dealer Offered Rate
CLICP	–Sinacofi Chile Interbank Rate Avg (CAMARA)
CLP	–Chile Peso
CNH	–Chinese Renminbi
CNY	–Chinese Yuan Renminbi
COOVIBR	–Colombia IBR Overnight Nominal Interbank Reference Rate
COP	–Colombia Peso
CPI	–Consumer Price Index
CZK	–Czech Koruna
EUR	–Euro
FBIL	–Financial Benchmarks India Private Ltd.
GBP	–British Pound Sterling
IDR	–Indonesian Rupiah
IN00O/N	–FBIL Overnight MIBOR
INR	–Indian Rupee
JIBAR	–Johannesburg Interbank Average Rate
JPY	–Japanese Yen
KRW	–South Korean Won
KWCDC	–South Korean Won Certificate of Deposit
LIBOR	–London Interbank Offered Rate
MIBOR	–Mumbai Interbank Offered Rate
MOSKP	–MosPrime Rate
MXN	–Mexican Peso
NOK	–Norwegian Krone
NSA	–Non-Seasonally Adjusted
NZD	–New Zealand Dollar
PLN	–Polish Zloty
PRIBOR	–Prague Interbank Offerred Rate
RUB	–Russian Ruble
SEK	–Swedish Krona
SGD	–Singapore Dollar
THB	–Thai Baht
TIIE	–Interbank Equilibrium Interest Rate
TRY	–Turkish Lira
USD	–U.S. Dollar
WIBOR	–Warsaw Interbank Offered Rate
ZAR	–South African Rand

Portfolio Composition

By security type, based on Net Assets

as of June 30, 2021

U.S. Dollar Denominated Bonds & Notes	35.65%
Non-U.S. Dollar Denominated Bonds & Notes	26.03
U.S. Treasury Securities	7.95
Asset-Backed Securities	7.76
U.S. Government Sponsored Agency Mortgage-Backed Securities	3.84
Exchange-Traded Funds	2.73
Variable Rate Senior Loan Interests	1.94
Agency Credit Risk Transfer Notes	1.11
Security Types Each Less Than 1% of Portfolio	0.90
Money Market Funds Plus Other Assets Less Liabilities	12.09

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Consolidated Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $854,947,539)*	$846,109,414

Investments in affiliates, at value (Cost $83,986,126)	83,893,246
Other investments:
Variation margin receivable – futures contracts	1,400,102
Swaps receivable – OTC	401,887
Unrealized appreciation on swap agreements – OTC	757,332
Premiums paid on swap agreements – OTC	4,937,804
Unrealized appreciation on forward foreign currency contracts outstanding	16,312,443
Deposits with brokers:
Cash collateral – exchange-traded futures contracts	2,904,112
Cash collateral – centrally cleared swap agreements	26,659,548
Cash collateral – OTC Derivatives	2,339,994
Cash	19,200,200
Foreign currencies, at value (Cost $2,059,399)	2,079,000
Receivable for:
Investments sold	21,672,443
Fund shares sold	5,668,364
Dividends	2,299
Interest	9,897,643
Investment for trustee deferred compensation and retirement plans	167,301
Other assets	4,113
Total assets	1,044,407,245

Liabilities:
Other investments:
Options written, at value (premiums received $10,342,201)	8,364,282
Variation margin payable – centrally cleared swap agreements	1,289,147
Unrealized depreciation on forward foreign currency contracts outstanding	9,418,048
Swaps payable – OTC	42,446
Unrealized depreciation on swap agreements–OTC	388,518
Payable for:
Investments purchased	41,098,801
Fund shares reacquired	309,178
Accrued foreign taxes	89,421
Collateral upon return of securities loaned	929,060
Accrued fees to affiliates	912,313
Accrued other operating expenses	654,640
Trustee deferred compensation and retirement plans	167,301
Unfunded loan commitments	53,260
Total liabilities	63,716,415
Net assets applicable to shares outstanding	$980,690,830

Net assets consist of:
Shares of beneficial interest	$1,167,583,190
Distributable earnings (loss)	(186,892,360)
$980,690,830

Net Assets:
Series I	$347,691,478
Series II	$632,999,352

Shares outstanding, no par value, with an unlimited number of shares authorized:

Series I	73,939,373
Series II	130,441,080
Series I:
Net asset value per share	$4.70
Series II:
Net asset value per share	$4.85

*	At June 30, 2021, a security with a value of $907,428 was on loan to brokers.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Consolidated Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $199,204)	$17,011,923

Dividends from affiliates	268,940

Other income	35,990

Dividends	3,267

Total investment income	17,320,120

Expenses:
Advisory fees	3,308,190

Administrative services fees	794,257

Custodian fees	53,105

Distribution fees - Series II	798,160

Transfer agent fees	29,011

Trustees’ and officers’ fees and benefits	12,575

Reports to shareholders	93,871

Professional services fees	61,767

Taxes	2,788

Other	(5,919)

Total expenses	5,147,805

Less: Fees waived	(285,013)

Net expenses	4,862,792

Net investment income	12,457,328

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $295,319)	(3,926,349)

Affiliated investment securities	(89,728)

Foreign currencies	773,794

Forward foreign currency contracts	(7,956,495)

Futures contracts	15,621,692

Option contracts written	10,009,412

Swap agreements	(22,147,055)

(7,714,729)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $397,275)	(27,531,675)

Affiliated investment securities	(159,346)

Foreign currencies	(866,513)

Forward foreign currency contracts	8,585,691

Futures contracts	592,345

Option contracts written	(1,841,875)

Swap agreements	(11,682,827)

(32,904,200)

Net realized and unrealized gain (loss)	(40,618,929)

Net increase (decrease) in net assets resulting from operations	$(28,161,601)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Consolidated Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30, 2021	December 31, 2020

Operations:
Net investment income	$12,457,328	$29,950,879

Net realized gain (loss)	(7,714,729)	(55,196,511)

Change in net unrealized appreciation (depreciation)	(32,904,200)	49,062,789

Net increase (decrease) in net assets resulting from operations	(28,161,601)	23,817,157

Distributions to shareholders from distributable earnings:
Series I	–	(21,122,311)

Series II	–	(34,704,644)

Total distributions from distributable earnings	–	(55,826,955)

Share transactions–net:
Series I	(6,091,893)	(20,356,992)

Series II	(9,736,228)	(54,615,245)

Net increase (decrease) in net assets resulting from share transactions	(15,828,121)	(74,972,237)

Net increase (decrease) in net assets	(43,989,722)	(106,982,035)

Net assets:
Beginning of period	1,024,680,552	1,131,662,587

End of period	$980,690,830	$1,024,680,552

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Consolidated Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of	Ratio of
									expenses	expenses
			Net gains						to average	to average net
			(losses)						net assets	assets without	Ratio of net
	Net asset		on securities		Dividends				with fee waivers	fee waivers	investment
	value,	Net	(both	Total from	from net	Net assets		Net assets,	and/or	and/or	income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	expenses	expenses	to average	Portfolio
	of period	income(a)	unrealized)	operations	income	of period	return (b)	(000’s omitted)	absorbed	absorbed(c)	net assets	turnover (d)(e)
Series I
Six months ended 06/30/21	$4.83	$0.06	$(0.19)	$(0.13)	$–	$4.70	(2.69)%	$347,691	0.82%(f)	0.88%(f)	2.69%(f)	127%
Year ended 12/31/20	4.97	0.15	(0.01)	0.14	(0.28)	4.83	3.19	363,404	0.82	0.87	3.10	324
Year ended 12/31/19	4.66	0.24	0.26	0.50	(0.19)	4.97	10.80	395,324	0.77(g)	0.82	4.86(h)	134
Year ended 12/31/18	5.13	0.25	(0.47)	(0.22)	(0.25)	4.66	(4.40)	346,707	0.81(g)	0.88(g)	5.07(h)	68
Year ended 12/31/17	4.94	0.22	0.09	0.31	(0.12)	5.13	6.27	393,337	0.76(g)	0.82(g)	4.40(h)	74
Year ended 12/31/16	4.88	0.20	0.11	0.31	(0.25)	4.94	6.53	401,308	0.74(g)	0.79(g)	4.00(h)	80
Series II
Six months ended 06/30/21	4.99	0.06	(0.20)	(0.14)	–	4.85	(2.81)	632,999	1.07(f)	1.13(f)	2.44(f)	127
Year ended 12/31/20	5.13	0.14	(0.01)	0.13	(0.27)	4.99	2.79	661,276	1.07	1.12	2.85	324
Year ended 12/31/19	4.80	0.23	0.27	0.50	(0.17)	5.13	10.61	736,339	1.02(g)	1.08	4.60(h)	134
Year ended 12/31/18	5.27	0.24	(0.48)	(0.24)	(0.23)	4.80	(4.54)	1,081,833	1.06(g)	1.13(g)	4.82(h)	68
Year ended 12/31/17	5.07	0.22	0.08	0.30	(0.10)	5.27	6.04	1,277,689	1.01(g)	1.07(g)	4.15(h)	74
Year ended 12/31/16	5.00	0.19	0.12	0.31	(0.24)	5.07	6.27	1,284,022	0.99(g)	1.04(g)	3.75(h)	80

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.04%, 0.02%, 0.01% and 0.01% for the years ended December 31, 2019, 2018, 2017 and 2016, respectively.
(d)

The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities of $2,177,497,748 and $2,279,114,634, $2,370,164,194 and $2,399,236,376, $2,271,944,419 and $2,153,905,799, $1,798,210,272 and $1,766,445,159 for the years ended December 31, 2019, 2018, 2017 and 2016, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $351,613 and $643,819 for Series I and Series II shares, respectively.
(g)	Includes the Fund’s share of the allocated expenses from Invesco Oppenheimer Master Event-Linked Bond Fund and Invesco Oppenheimer Master Loan Fund.
(h)	Includes the Fund’s share of the allocated net investment income from Invesco Oppenheimer Master Event-Linked Bond Fund and Invesco Oppenheimer Master Loan Fund.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Notes to Consolidated Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Global Strategic Income Fund, formerly Invesco Oppenheimer V.I. Global Strategic Income Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these consolidated financial statements pertains only to the Fund and the Subsidiary. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

    The Fund will seek to gain exposure to Regulation S securities primarily through investments in the Invesco V.I. Global Strategic Income Fund (Cayman) Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary by the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in Regulation S securities. The Fund may invest up to 25% of its total assets in the Subsidiary.

    The Fund’s investment objective is to seek total return.

    The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B. Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income

Invesco V.I. Global Strategic Income Fund

and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D. Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E. Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H. Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

J. Treasury Inflation-Protected Securities – The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.

K. Structured Securities – The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

L. Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt

Invesco V.I. Global Strategic Income Fund

securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

M. Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

N. Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

O. Futures Contracts – The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

P. Call Options Purchased and Written – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation)

Invesco V.I. Global Strategic Income Fund

of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

Q. Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

R. Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, volatility, variance, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency, commodity or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, volatility, variance, index and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap, and the other party pays a compounded fixed rate.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund will initially enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated, at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

A volatility swap involves an exchange between the Fund and a Counterparty of periodic payments based on the measured volatility of an underlying security, currency, commodity, interest rate, index or other reference asset over a specified time frame. Depending on the structure of the swap, either the Fund’s or the Counterparty’s payment obligation will typically be based on the realized volatility of the reference asset as measured by changes in its price or level over a specified time period, while the other party’s payment obligation will be based on a specified rate representing expected volatility for the reference asset at the

Invesco V.I. Global Strategic Income Fund

time the swap is executed, or the measured volatility of a different reference asset over a specified time period. The Fund will typically make or lose money on a volatility swap depending on the magnitude of the reference asset’s volatility, or size of the movements in its price, over a specified time period, rather than general increases or decreases in the price of the reference asset. Volatility swaps are often used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of other investments held by the Fund. Variance swaps are similar to volatility swaps, except payments are based on the difference between the implied and measured volatility mathematically squared.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of the Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate, the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2021 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

S. Dollar Rolls and Forward Commitment Transactions – The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. Dollar roll transactions covered in this manner are not treated as senior securities for purposes of a Fund’s fundamental investment limitation on senior securities and borrowings.

T. LIBOR Risk – The Fund may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

U. COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

V. Other Risks – The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in commodity futures and swaps, commodity related exchange-traded funds and exchange-traded notes and commodity linked notes, some or all of which will be owned through the Subsidiary. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange-traded and commodity-linked notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

W. Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

X. Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco V.I. Global Strategic Income Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 200 million	0.750%

Next $200 million	0.720%

Next $200 million	0.690%

Next $200 million	0.660%

Next $200 million	0.600%

Next $4 billion	0.500%

Over $5 billion	0.480%

For the six months ended June 30, 2021, the effective advisory fee rate incurred by the Fund was 0.67%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective June 1, 2021, the Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of the Fund’s average daily net assets (the “expense limits”). Prior to June 1, 2021, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.84% and Series II shares to 1.09% of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2021, the Adviser waived advisory fees of $285,013.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2021, Invesco was paid $70,109 for accounting and fund administrative services and was reimbursed $724,148 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2021, expenses incurred under the Plan are detailed in the Consolidated Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security.

These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Invesco V.I. Global Strategic Income Fund

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended June 30, 2021, there were transfers from Level 3 to Level 2 of 11,143,569, due to third-party vendor quotations utilizing more than one market quote and from Level 2 to Level 3 of $8,767, due to lack of availability of market data.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$–	$349,643,933	$–	$349,643,933

Non-U.S. Dollar Denominated Bonds & Notes	–	255,258,022	43,520	255,301,542

U.S. Treasury Securities	–	77,971,730	–	77,971,730

Asset-Backed Securities	–	76,066,107	–	76,066,107

U.S. Government Sponsored Agency Mortgage-Backed Securities	–	37,667,912	–	37,667,912

Exchange-Traded Funds	26,737,398	–	–	26,737,398

Variable Rate Senior Loan Interests	2,699	18,012,657	1,036,200	19,051,556

Agency Credit Risk Transfer Notes	–	10,885,663	–	10,885,663

Preferred Stocks	–	8,629,418	–	8,629,418

Common Stocks & Other Equity Interests	94,360	77,192	20,070	191,622

Money Market Funds	56,226,788	929,060	–	57,155,848

Options Purchased	–	10,699,931	–	10,699,931

Total Investments in Securities	83,061,245	845,841,625	1,099,790	930,002,660

Other Investments - Assets*

Futures Contracts	264,969	–	–	264,969

Forward Foreign Currency Contracts	–	16,312,443	–	16,312,443

Swap Agreements	–	6,350,739	–	6,350,739

	264,969	22,663,182	–	22,928,151

Other Investments - Liabilities*

Futures Contracts	(1,649,691)	–	–	(1,649,691)

Forward Foreign Currency Contracts	–	(9,418,048)	–	(9,418,048)

Options Written	–	(8,364,282)	–	(8,364,282)

Swap Agreements	–	(13,985,459)	–	(13,985,459)

	(1,649,691)	(31,767,789)	–	(33,417,480)

Total Other Investments	(1,384,722)	(9,104,607)	–	(10,489,329)

Total Investments	$81,676,523	$836,737,018	$1,099,790	$919,513,331

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

    A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

    The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended June 30, 2021:

	Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 06/30/2021

Variable Rate Senior Loan Interests	$11,193,807	$1,038,900	$(80,815)	$(471)	$2	$28,346	$ -	$(11,143,569)	$1,036,200

Non-U.S. Dollar Denominated Bonds & Notes	42,878	-	-	(24)	-	666	-	-	43,520

Common Stocks & Other Equity Interests	19,988	-	(1,713)	-	-	(6,972)	8,767	-	20,070

Total	$11,256,673	$1,038,900	$(82,528)	$(495)	$2	$22,040	$8,767	$(11,143,569)	$1,099,790

    Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.

Invesco V.I. Global Strategic Income Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2021:

	Value
	Credit	Currency	Interest
Derivative Assets	Risk	Risk	Rate Risk	Total
Unrealized appreciation on futures contracts – Exchange-Traded(a)	$-	$-	$264,969	$264,969

Unrealized appreciation on swap agreements – Centrally Cleared(a)	52,621	-	5,540,786	5,593,407

Unrealized appreciation on forward foreign currency contracts outstanding	-	16,312,443	-	16,312,443

Unrealized appreciation on swap agreements – OTC	680,106	-	77,226	757,332

Options purchased, at value – OTC(b)	25,720	5,975,853	4,698,358	10,699,931

Total Derivative Assets	758,447	22,288,296	10,581,339	33,628,082

Derivatives not subject to master netting agreements	(52,621)	-	(5,805,755)	(5,858,376)

Total Derivative Assets subject to master netting agreements	$705,826	$22,288,296	$4,775,584	$27,769,706

	Value
	Credit	Currency	Interest
Derivative Liabilities	Risk	Risk	Rate Risk	Total
Unrealized depreciation on futures contracts – Exchange-Traded(a)	$-	$-	$(1,649,691)	$(1,649,691)

Unrealized depreciation on swap agreements – Centrally Cleared(a)	(463,508)	-	(13,133,433)	(13,596,941)

Unrealized depreciation on forward foreign currency contracts outstanding	-	(9,418,048)	-	(9,418,048)

Unrealized depreciation on swap agreements – OTC	(112,391)	-	(276,127)	(388,518)

Options written, at value – OTC	(1,876,725)	(3,343,442)	(3,144,115)	(8,364,282)

Total Derivative Liabilities	(2,452,624)	(12,761,490)	(18,203,366)	(33,417,480)

Derivatives not subject to master netting agreements	463,508	-	14,783,124	15,246,632

Total Derivative Liabilities subject to master netting agreements	$(1,989,116)	$(12,761,490)	$(3,420,242)	$(18,170,848)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2021.

										Collateral
	Financial Derivative Assets				Financial Derivative Liabilities					(Received/Pledged)
	Forward				Forward
	Foreign				Foreign
	Currency	Options	Swap	Total	Currency	Options	Swap	Total	Net Value of			Net
Counterparty	Contracts	Purchased	Agreements	Assets	Contracts	Written	Agreements	Liabilities	Derivatives	Non-Cash	Cash	Amount
Bank of America, N.A.	$1,166,383	$194,573	$77,226	$1,438,182	$(3,526,886)	$(6,990)	$-	$(3,533,876)	$(2,095,694)	$-	$1,860,000	$(235,694)

Citibank, N.A.	2,300,234	-	24,420	2,324,654	(712,592)	-	(22,371)	(734,963)	1,589,691	-	(1,210,000)	379,691

Goldman Sachs International	741,967	5,980,547	376,918	7,099,432	(863,645)	(5,187,213)	(316,777)	(6,367,635)	731,797	-	(731,797)	-

J.P. Morgan Chase Bank, N.A.	8,848,003	2,231,739	680,655	11,760,397	(2,657,362)	(1,366,340)	(91,816)	(4,115,518)	7,644,879	(7,644,879)	-	-

Morgan Stanley and Co. International PLC	1,520,474	1,838,142	-	3,358,616	(1,143,882)	(1,437,800)	-	(2,581,682)	776,934	-	(776,934)	-

Royal Bank of Canada	1,295,219	-	-	1,295,219	(112,148)	-	-	(112,148)	1,183,071	-	(1,040,000)	143,071
Natwest Markets PLC	4,058	-	-	4,058	-	-	-	-	4,058	-	-	4,058

Standard Chartered Bank PLC	436,105	454,930	-	891,035	(401,533)	(365,939)	-	(767,472)	123,563	-	(123,563)	-

Total	$16,312,443	$10,699,931	$1,159,219	$28,171,593	$(9,418,048)	$(8,364,282)	$(430,964)	$(18,213,294)	$9,958,299	$(7,644,879)	$(2,022,294)	$291,126

Invesco V.I. Global Strategic Income Fund

Effect of Derivative Investments for the six months ended June 30, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Consolidated Statement of Operations
	Credit	Currency	Equity	Interest
	Risk	Risk	Risk	Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$(7,956,495)	$-	$-	$(7,956,495)

Futures contracts	-	-	-	15,621,692	15,621,692

Options purchased(a)	-	(4,286,417)	(749,217)	3,062,137	(1,973,497)

Options written	-	7,668,710	297,462	2,043,240	10,009,412

Swap agreements	(1,325,984)	-	28,458	(20,849,529)	(22,147,055)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	8,585,691	-	-	8,585,691

Futures contracts	-	-	-	592,345	592,345

Options purchased(a)	(34,705)	(4,027,601)	-	(2,573,880)	(6,636,186)

Options written	394,667	(1,907,528)	-	(329,014)	(1,841,875)

Swap agreements	276,908	-	-	(11,959,735)	(11,682,827)

Total	$(689,114)	$(1,923,640)	$(423,297)	$(14,392,744)	$(17,428,795)

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the average notional value of derivatives held during the period.

				Foreign		Foreign
	Forward			Currency		Currency
	Foreign Currency	Futures	Swaptions	Options	Swaptions	Options	Swap
	Contracts	Contracts	Purchased	Purchased	Written	Written	Agreements
Average notional value	$1,887,872,836	$345,940,049	$695,757,932	$495,235,330	$747,071,886	$620,094,037	$226,622,106,145

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of June 30, 2021. The Fund intends to reserve against    such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve.

		Principal
Borrower	Type	Amount	Value
Avianca Holdings S.A.	Term Loan A-1	$52,280	$53,260

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Invesco V.I. Global Strategic Income Fund

The Fund had a capital loss carryforward as of December 31, 2020, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$112,395,747	$114,734,120	$227,129,867

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $820,088,225 and $860,646,490, respectively. Cost of investments, including any derivatives, on a tax basis    includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 112,793,660

Aggregate unrealized (depreciation) of investments	(120,433,819)

Net unrealized appreciation (depreciation) of investments	$ (7,640,159)

    Cost of investments for tax purposes is $932,091,294.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2021(a)		December 31, 2020

	Shares	Amount	Shares	Amount

Sold:
Series I	3,653,910	$17,247,562	7,198,242	$34,167,624

Series II	4,010,549	19,638,421	2,731,449	13,393,044

Issued as reinvestment of dividends:
Series I	-	-	4,591,807	21,122,311

Series II	-	-	7,290,891	34,704,644

Reacquired:
Series I	(4,889,959)	(23,339,455)	(16,117,197)	(75,646,927)

Series II	(5,961,931)	(29,374,649)	(21,278,732)	(102,712,933)

Net increase (decrease) in share activity	(3,187,431)	$(15,828,121)	(15,583,540)	$(74,972,237)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 58% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Global Strategic Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

    The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/21)	Expenses Paid During Period[2]
Series I	$1,000.00	$973.10	$4.01	$1,020.73	$4.11	0.82%
Series II	1,000.00	971.90	5.23	1,019.49	5.36	1.07

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Global Strategic Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Global Strategic Income Fund’s (formerly, Invesco Oppenheimer V.I. Global Strategic Income Fund) (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the

Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Bloomberg Barclays U.S. Aggregate Bond Index (Index). The Board noted that performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one and three year periods and reasonably comparable to the performance of the Index for the five year period. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board noted that the Fund’s positioning in developed market high yield and emerging market foreign currencies negatively impacted Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different

Invesco V.I. Global Strategic Income Fund

performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees were in the fourth quintile of its expense group and discussed with management reasons for such relative contractual management fees. The Board noted that there were only five other funds in the Fund’s expense group.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Global Strategic Income Fund

Semiannual Report to Shareholders	June 30, 2021

Invesco V.I. Government Money Market Fund

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. The Fund’s Form N-MFP filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-MFP, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
Invesco Distributors, Inc.	VIGMKT-SAR-1

About your Fund

Invesco V.I. Government Money Market Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent monthend performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

  The Fund is subject to certain other risks. Please see the current prospectus for more information regarding the risks associated with an investment in the Fund.

Invesco V.I. Government Money Market Fund

Schedule of Investments

June 30, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-34.52%
U.S. Treasury Bills-12.69%(a)
U.S. Treasury Bills	0.10%	07/01/2021	$5,000	$5,000,000

U.S. Treasury Bills	0.09%	07/08/2021	5,000	4,999,913

U.S. Treasury Bills	0.05%	07/13/2021	10,000	9,999,833

U.S. Treasury Bills	0.16%	07/15/2021	2,000	1,999,879

U.S. Treasury Bills	0.02%	07/29/2021	20,000	19,999,689

U.S. Treasury Bills	0.03%	09/16/2021	15,000	14,999,198

U.S. Treasury Bills	0.01%	09/21/2021	20,000	19,999,499

U.S. Treasury Bills	0.14%	10/07/2021	5,000	4,998,094

U.S. Treasury Bills	0.11%	12/30/2021	5,000	4,997,220

U.S. Treasury Bills	0.07%	02/24/2022	5,000	4,997,686

U.S. Treasury Bills	0.07%	06/16/2022	5,000	4,996,597

				96,987,608

U.S. Treasury Notes-21.83%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(b)	0.27%	07/31/2021	3,000	3,000,184

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.35%	10/31/2021	7,000	7,005,661

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.20%	01/31/2022	7,000	6,999,543

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.16%	04/30/2022	3,000	3,002,043

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.11%	07/31/2022	7,000	7,001,052

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.11%	10/31/2022	16,000	15,999,771

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.10%	01/31/2023	6,000	6,000,193

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.08%	04/30/2023	10,000	10,000,742

U.S. Treasury Notes	1.13%	08/31/2021	25,000	25,044,490

U.S. Treasury Notes	1.50%	08/31/2021	10,000	10,024,096

U.S. Treasury Notes	1.75%	11/30/2021	10,000	10,069,416

U.S. Treasury Notes	1.38%	01/31/2022	15,000	15,113,834

U.S. Treasury Notes	1.50%	01/31/2022	17,000	17,140,301

U.S. Treasury Notes	1.88%	04/30/2022	20,000	20,300,844

U.S. Treasury Notes	2.13%	05/15/2022	5,000	5,089,600

U.S. Treasury Notes	2.13%	06/30/2022	5,000	5,100,748

				166,892,518

Total U.S. Treasury Securities (Cost $263,880,126)				263,880,126

U.S. Government Sponsored Agency Securities-18.02%
Federal Farm Credit Bank (FFCB)-5.30%
Federal Farm Credit Bank (SOFR + 0.05%)(b)	0.10%	10/05/2021	10,000	9,999,867

Federal Farm Credit Bank (SOFR + 0.09%)(b)	0.14%	06/17/2022	5,000	5,000,000

Federal Farm Credit Bank (SOFR + 0.20%)(b)	0.25%	06/23/2022	2,500	2,503,098

Federal Farm Credit Bank (SOFR + 0.15%)(b)	0.20%	07/28/2022	5,000	5,000,000

Federal Farm Credit Bank (SOFR + 0.07%)(b)	0.12%	08/11/2022	4,500	4,499,998

Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	08/26/2022	2,500	2,499,854

Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.08%	10/12/2022	5,000	4,999,805

Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	02/09/2023	6,000	6,000,000

				40,502,622

Federal Home Loan Bank (FHLB)-7.59%
Federal Home Loan Bank(a)	0.03%	07/21/2021	15,000	14,999,792

Federal Home Loan Bank (SOFR + 0.08%)(b)	0.13%	07/23/2021	2,000	2,000,000

Federal Home Loan Bank (SOFR + 0.14%)(b)	0.19%	08/18/2021	5,000	5,000,000

Federal Home Loan Bank (SOFR + 0.06%)(b)	0.11%	08/24/2021	5,000	5,000,000

Federal Home Loan Bank (SOFR + 0.02%)(b)	0.07%	09/02/2021	10,000	10,000,000

Federal Home Loan Bank (SOFR + 0.17%)(b)	0.22%	11/12/2021	3,000	3,000,000

Federal Home Loan Bank (SOFR + 0.15%)(b)	0.20%	11/15/2021	2,000	2,000,000

Federal Home Loan Bank (SOFR + 0.07%)(b)	0.12%	04/28/2022	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (SOFR + 0.13%)(b)	0.18%	08/05/2022	$5,000	$5,000,000

Federal Home Loan Bank (SOFR + 0.09%)(b)	0.14%	08/19/2022	7,000	7,000,571

Federal Home Loan Bank (SOFR + 0.06%)(b)	0.11%	12/08/2022	2,000	2,000,000

				58,000,363

Federal Home Loan Mortgage Corp. (FHLMC)-1.18%
Federal Home Loan Mortgage Corp. (SOFR + 0.07%)(b)	0.12%	08/12/2022	4,000	4,000,000

Federal Home Loan Mortgage Corp. (SOFR + 0.09%)(b)	0.14%	09/16/2022	5,000	5,000,000

9,000,000

Federal National Mortgage Association (FNMA)-1.70%
Federal National Mortgage Association (SOFR + 0.23%)(b)	0.25%	07/06/2021	10,000	10,000,000

Federal National Mortgage Association (SOFR + 0.30%)(b)	0.32%	01/07/2022	3,000	3,000,000

				13,000,000

U.S. International Development Finance Corp. (DFC)-2.25%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	06/15/2025	2,400	2,400,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	07/15/2025	220	220,056

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.10%	02/15/2028	7,500	7,500,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.08%	07/07/2040	7,081	7,081,117

				17,201,173

Total U.S. Government Sponsored Agency Securities (Cost $137,704,158)				137,704,158

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-52.54% (Cost $401,584,284)				401,584,284

			Repurchase Amount
Repurchase Agreements-47.19%(d)
BNP Paribas Securities Corp., joint term agreement dated 06/24/2021, aggregate maturing value of $500,004,861 (collateralized by domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $510,000,049; 0.00% - 7.00%; 08/15/2021 - 10/01/2056)(e)	0.05%	07/01/2021	10,000,097	10,000,000

BofA Securities, Inc., joint term agreement dated 06/02/2021, aggregate maturing value of $495,004,125 (collateralized by domestic agency mortgage-backed securities valued at $504,900,000; 1.50% - 2.50%; 06/01/2036 - 07/01/2051)(e)	0.01%	07/02/2021	20,000,167	20,000,000

Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 06/30/2021, aggregate maturing value of $1,500,002,500 (collateralized by U.S. Treasury obligations valued at $1,532,595,332; 0.13% - 3.13%; 11/30/2021 - 11/15/2028)	0.06%	07/01/2021	35,000,058	35,000,000

Fixed Income Clearing Corp. - BNP Paribas Securities Corp., joint agreement dated 06/30/2021, aggregate maturing value of $1,250,001,736 (collateralized by U.S. Treasury obligations valued at $1,278,777,481; 0.38% - 4.25%; 11/30/2025 - 05/15/2039)	0.05%	07/01/2021	35,000,049	35,000,000

ING Financial Markets, LLC, joint agreement dated 06/30/2021, aggregate maturing value of $200,000,278 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 1.50% - 5.50%; 09/01/2029 - 05/01/2058)	0.05%	07/01/2021	35,000,049	35,000,000

ING Financial Markets, LLC, joint term agreement dated 06/24/2021, aggregate maturing value of $150,001,750 (collateralized by domestic agency mortgage-backed securities valued at $153,000,000; 1.50% - 7.50%; 06/01/2027 - 10/15/2060)(e)	0.06%	07/01/2021	3,000,035	3,000,000

J.P. Morgan Securities LLC, joint agreement dated 06/30/2021, aggregate maturing value of $500,000,694 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 1.50% - 6.01%; 06/01/2027 - 07/01/2051)	0.05%	07/01/2021	35,000,049	35,000,000

J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,000,668; 0.00% - 7.25%; 07/13/2021 -01/15/2025)(f)	0.05%	-	-	5,000,000

J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,004; 1.75% - 6.00%; 11/30/2024 - 07/01/2051)(f)	0.06%	-	-	12,000,000

J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $295,800,000; 0.00% - 5.00%; 07/31/2021 -07/01/2051)(f)	0.10%	-	-	5,000,000

J.P. Morgan Securities LLC, joint open agreement dated 10/15/2019 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $408,000,021; 0.00% - 7.00%; 09/30/2025 -07/25/2051)(f)	0.07%	-	-	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Money Market Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value

Metropolitan Life Insurance Co., joint term agreement dated 06/30/2021, aggregate maturing value of $350,019,514 (collateralized by U.S. Treasury obligations valued at $358,641,335; 0.00% - 0.13%; 08/31/2022 - 11/15/2045)(e)	0.07%	07/07/2021	$15,003,798	$15,003,594

Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 06/30/2021, aggregate maturing value of $500,000,694 (collateralized by domestic agency mortgage-backed securities valued at $510,000,001; 0.39% - 4.50%; 07/25/2032 - 05/20/2069)	0.05%	07/01/2021	20,794,347	20,794,318

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 06/30/2021, aggregate maturing value of $995,388,548 (collateralized by U.S. Treasury obligations valued at $1,015,797,430; 0.50% - 1.50%; 02/28/2025 - 02/15/2030)(e)	0.07%	07/07/2021	29,850,406	29,850,000

RBC Capital Markets LLC, joint term agreement dated 06/30/2021, aggregate maturing value of $750,000,000 (collateralized by domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $765,000,106; 0.00% - 8.15%; 08/15/2021 - 08/20/2065)(b)(e)	0.10%	08/30/2021	15,000,000	15,000,000

RBC Dominion Securities Inc., joint agreement dated 06/30/2021, aggregate maturing value of $2,000,002,778 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $2,040,000,004; 0.00% - 6.50%; 02/28/2022 -07/01/2051)	0.05%	07/01/2021	35,000,049	35,000,000

Societe Generale, joint open agreement dated 08/05/2020 (collateralized by U.S. Treasury obligations valued at $1,530,000,051; 0.00% - 6.63%; 07/15/2021 - 05/15/2051)(f)	0.05%	-	-	5,000,000

Wells Fargo Securities, LLC, joint agreement dated 06/30/2021, aggregate maturing value of $500,000,833 (collateralized by domestic agency mortgage-backed securities valued at $510,000,001; 1.50% - 3.50%; 02/01/2023 - 06/01/2051)	0.06%	07/01/2021	35,000,058	35,000,000

Total Repurchase Agreements (Cost $360,647,912)				360,647,912

TOTAL INVESTMENTS IN SECURITIES(g)-99.73% (Cost $762,232,196)				762,232,196

OTHER ASSETS LESS LIABILITIES-0.27%				2,057,818

NET ASSETS-100.00%				$764,290,014

Investment Abbreviations:

SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2021.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on June 30, 2021.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity*

In days, as of 06/30/2021

1-7	49.2%
8-30	7.3
31-60	1.8
61-90	10.9
91-180	5.7
181+	25.1

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Money Market Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in securities, excluding repurchase agreements, at value and cost	$401,584,284

Repurchase agreements, at value and cost	360,647,912

Receivable for:
Fund shares sold	27,420,212

Interest	465,724

Fund expenses absorbed	182,884

Investment for trustee deferred compensation and retirement plans	44,652

Total assets	790,345,668

Liabilities:
Payable for:
Investments purchased	25,138,495

Fund shares reacquired	121,488

Dividends	52

Accrued fees to affiliates	704,685

Accrued trustees’ and officers’ fees and benefits	1,403

Accrued operating expenses	33,124

Trustee deferred compensation and retirement plans	56,407

Total liabilities	26,055,654

Net assets applicable to shares outstanding	$764,290,014

Net assets consist of:
Shares of beneficial interest	$764,255,539

Distributable earnings	34,475

$764,290,014

Net Assets:
Series I	$681,392,773

Series II	$82,897,241

Shares outstanding, no par value, unlimited number of shares authorized:
Series I	681,350,786

Series II	82,891,891

Series I:
Net asset value and offering price per share	$1.00

Series II:
Net asset value and offering price per share	$1.00

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:
Interest	$338,330

Expenses:
Advisory fees	595,139

Administrative services fees	754,982

Custodian fees	2,900

Distribution fees - Series II	107,877

Transfer agent fees	8,787

Trustees’ and officers’ fees and benefits	25,994

Reports to shareholders	7,038

Professional services fees	25,817

Other	6,514

Total expenses	1,535,048

Less: Fees waived and expenses reimbursed	(1,231,826)

Net expenses	303,222

Net investment income	35,108

Net increase in net assets resulting from operations	$35,108

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Money Market Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30, 2021	December 31, 2020

Operations:
Net investment income	$35,108	$2,162,974

Net realized gain	-	40,138

Net increase in net assets resulting from operations	35,108	2,203,112

Distributions to shareholders from distributable earnings:
Series I	(31,297)	(2,008,417)

Series II	(3,811)	(154,557)

Total distributions from distributable earnings	(35,108)	(2,162,974)

Share transactions-net:
Series I	(30,255,145)	112,942,473

Series II	(7,948,656)	18,863,611

Net increase (decrease) in net assets resulting from share transactions	(38,203,801)	131,806,084

Net increase (decrease) in net assets	(38,203,801)	131,846,222

Net assets:
Beginning of period	802,493,815	670,647,593

End of period	$764,290,014	$802,493,815

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Money Market Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Series I
Six months ended 06/30/21	$1.00	$0.00	$-	$0.00	$(0.00)	$1.00	0.00%	$681,393	0.08	%(c)	0.36	%(c)	0.01	%(c)
Year ended 12/31/20	1.00	0.00	0.00	0.00	(0.00)	1.00	0.29	711,648	0.29		0.35		0.26
Year ended 12/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	1.90	598,670	0.36		0.36		1.90
Year ended 12/31/18	1.00	0.02	(0.00)	0.02	(0.02)	1.00	1.55	900,901	0.36		0.36		1.55
Year ended 12/31/17	1.00	0.01	(0.00)	0.01	(0.01)	1.00	0.56	656,368	0.40		0.40		0.56
Year ended 12/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	636,532	0.35		0.38		0.10
Series II
Six months ended 06/30/21	1.00	0.00	-	0.00	(0.00)	1.00	0.00	82,897	0.08	(c)	0.61	(c)	0.01	(c)
Year ended 12/31/20	1.00	0.00	0.00	0.00	(0.00)	1.00	0.21	90,846	0.36		0.60		0.19
Year ended 12/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	1.64	71,978	0.61		0.61		1.65
Year ended 12/31/18	1.00	0.01	(0.00)	0.01	(0.01)	1.00	1.30	96,339	0.61		0.61		1.30
Year ended 12/31/17	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.31	85,541	0.65		0.65		0.31
Year ended 12/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.03	97,362	0.43		0.63		0.02

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $713,078 and $87,017 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Money Market Fund

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Government Money Market Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations - The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly to separate accounts of participating insurance companies. Distributions from net realized gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown

Invesco V.I. Government Money Market Fund

as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment adviser or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

K.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of 0.15% of the Fund’s average daily net assets.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waivers and/or expense reimbursements to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Adviser and/or Invesco Distributors, Inc., (“IDI”) voluntarily agreed to waive fees and/or reimburse expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended June 30, 2021, Invesco voluntarily waived advisory fees of $595,139, reimbursed fund level expenses of $528,810 and waived class level expenses of $107,877 for Series II shares in order to increase the Fund’s yield.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2021, Invesco was paid $174,574 for accounting and fund administrative services and was reimbursed $580,408 for fees paid to insurance companies. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with IDI to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. 12b-1 fees before fee waivers are shown as Distribution fees in the Statement of Operations. For the six months ended June 30, 2021, 12b-1 fees incurred for Series II shares were $0, after voluntary waivers of $107,877.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s

Invesco V.I. Government Money Market Fund

own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2021, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have any capital loss carryforward as of December 31, 2020.

NOTE 7–Share Information

	Summary of Share Activity
	Six months ended		Year ended
	June 30, 2021(a)		December 31, 2020

	Shares	Amount	Shares	Amount
Sold:
Series I	869,286,581	$869,286,581	1,782,972,429	$1,782,972,429
Series II	16,723,815	16,723,815	82,180,237	82,180,237

Issued as reinvestment of dividends:
Series I	30,571	30,571	1,952,855	1,952,855
Series II	3,811	3,811	154,297	154,297

Reacquired:
Series I	(899,572,297)	(899,572,297)	(1,671,982,811)	(1,671,982,811)
Series II	(24,676,282)	(24,676,282)	(63,470,923)	(63,470,923)
Net increase (decrease) in share activity	(38,203,801)	$(38,203,801)	131,806,084	$131,806,084

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 84% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Government Money Market Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Class	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,000.00	$0.40	$1,024.40	$0.40	0.08%
Series II	1,000.00	1,000.00	0.40	1,024.40	0.40	0.08

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Government Money Market Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Government Money Market Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the T-Bill 3 Month Index (Index). The Board noted that performance of Series I shares of the Fund was in the second quintile of its performance universe for the one year period and the first quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory

Invesco V.I. Government Money Market Fund

and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

Invesco V.I. Government Money Market Fund

Semiannual Report to Shareholders	June 30, 2021

Invesco V.I. Government Securities Fund

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VIGOV-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/20 to 6/30/21, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	-1.08%
Series II Shares	-1.17
Bloomberg Barclays U.S. Aggregate Bond Index▼ (Broad Market Index)	-1.60
Bloomberg Barclays Intermediate U.S. Government Index▼ (Style-Specific Index)	-1.12
Lipper VUF Intermediate U.S. Government Funds Classification Average∎ (Peer Group)	-1.41
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The Bloomberg Barclays Intermediate U.S. Government Index is comprised of the Intermediate U.S. Treasury and U.S. Agency Indices.

The Lipper VUF Intermediate U.S. Government Funds Classification Average represents an average of all variable insurance underlying funds in the Lipper Intermediate U.S. Government Funds classification.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns

As of 6/30/21

Series I Shares
Inception (5/5/93)	4.12%
10 Years	2.48
5 Years	2.16
1 Year	0.12
Series II Shares
Inception (9/19/01)	3.21%
10 Years	2.22
5 Years	1.89
1 Year	-0.14

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Invesco V.I. Government Securities Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Government Securities Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Government Securities Fund

Schedule of Investments

June 30, 2021

(Unaudited)

	Principal Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities-68.96%
Collateralized Mortgage Obligations-13.02%
Fannie Mae ACES, 2.76% (1 mo. USD LIBOR + 0.59%), 09/25/2023(a)	$400,761	$402,218

3.27%, 02/25/2029	5,000,000	5,636,055

Fannie Mae REMICs, 3.00%, 10/25/2025	31	31

2.50%, 03/25/2026	581	584

7.00%, 09/18/2027	94,738	103,791

1.50%, 01/25/2028	1,676,212	1,702,281

6.50%, 03/25/2032	379,190	443,377

5.75%, 10/25/2035	112,322	125,886

0.39% (1 mo. USD LIBOR + 0.30%), 05/25/2036(a)	1,325,964	1,334,039

4.25%, 02/25/2037	16,744	16,766

0.54% (1 mo. USD LIBOR + 0.45%), 03/25/2037(a)	653,202	660,880

6.61%, 06/25/2039(b)	1,665,278	1,968,100

0.59% (1 mo. USD LIBOR + 0.50%), 03/25/2040 to 05/25/2041(a)	684,513	687,550

4.00%, 07/25/2040	1,056,439	1,145,715

0.64% (1 mo. USD LIBOR + 0.55%), 02/25/2041(a)	623,157	625,851

0.61% (1 mo. USD LIBOR + 0.52%), 11/25/2041(a)	813,469	820,078

0.43% (1 mo. USD LIBOR + 0.32%), 08/25/2044(a)	1,069,185	1,068,739

0.59% (1 mo. USD LIBOR + 0.48%), 02/25/2056(a)	2,075,823	2,091,054

0.53% (1 mo. USD LIBOR + 0.42%), 12/25/2056(a)	2,547,426	2,548,357

Series 2021-11, Class MI, IO, 2.00%, 03/25/2051(c)	2,863,671	409,860

Freddie Mac Multifamily Structured Pass-Through Ctfs., Series KLU1, Class A2, 2.51%, 12/25/2025	5,000,000	5,263,057

Series KG01, Class A7, 2.88%, 04/25/2026	5,000,000	5,406,161

Series KS11, Class AFX1, 2.15%, 12/25/2028	5,000,000	5,152,479

Series K093, Class A1, 2.76%, 12/25/2028	1,901,992	2,040,964

Series K092, Class AM, 3.02%, 04/25/2029	5,000,000	5,518,330

	Principal Amount	Value

Collateralized Mortgage Obligations-(continued)
Freddie Mac REMICs, 3.00%, 04/15/2026	$325	$326

0.57% (1 mo. USD LIBOR + 0.50%), 12/15/2035 to 03/15/2040(a)	1,894,119	1,911,435

0.37% (1 mo. USD LIBOR + 0.30%), 03/15/2036 to 09/15/2044(a)	2,474,753	2,476,620

0.46% (1 mo. USD LIBOR + 0.35%), 11/15/2036(a)	1,526,978	1,496,519

0.44% (1 mo. USD LIBOR + 0.37%), 03/15/2037(a)	713,762	720,398

0.47% (1 mo. USD LIBOR + 0.40%), 06/15/2037(a)	1,065,511	1,076,057

0.93% (1 mo. USD LIBOR + 0.86%), 11/15/2039(a)	398,140	408,686

0.52% (1 mo. USD LIBOR + 0.45%), 03/15/2040 to 02/15/2042(a)	3,443,330	3,473,109

Freddie Mac STRIPS, 0.46%(1 mo. USD LIBOR + 0.35%), 10/15/2037(a)	1,228,763	1,234,581

		57,969,934

Federal Home Loan Mortgage Corp. (FHLMC)-11.83%
6.50%, 10/01/2021 to 12/01/2035	1,133,386	1,302,077

7.00%, 12/01/2021 to 11/01/2035	1,579,036	1,816,418

8.00%, 12/01/2021 to 02/01/2035	194,263	206,140

7.50%, 09/01/2022 to 06/01/2035	514,991	586,932

8.50%, 11/17/2022 to 08/01/2031	91,622	97,260

5.50%, 12/01/2022	521	525

3.00%, 05/01/2027 to 01/01/2050	14,303,463	15,160,636

7.05%, 05/20/2027	37,422	40,157

6.00%, 06/01/2029 to 07/01/2038	142,811	162,661

6.03%, 10/20/2030	429,714	490,236

2.50%, 09/01/2034 to 12/01/2050	19,998,959	21,016,896

5.00%, 01/01/2037 to 01/01/2040	574,804	659,322

4.50%, 01/01/2040 to 08/01/2041	3,113,269	3,453,129

ARM, 2.43% (1 yr. USD LIBOR + 1.88%), 09/01/2035(a)	1,628,609	1,731,563

2.26% (1 yr. USD LIBOR + 1.87%), 07/01/2036(a)	1,392,664	1,476,585

2.20% (1 yr. USD LIBOR + 1.55%), 10/01/2036(a)	904,399	955,480

2.41% (1 yr. USD LIBOR + 1.91%), 10/01/2036(a)	66,351	70,865

2.46% (1 yr. USD LIBOR + 1.97%), 11/01/2037(a)	321,563	343,813

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
2.45% (1 yr. USD LIBOR + 2.08%), 01/01/2038(a)	$19,020	$19,988

2.17% (1 yr. USD LIBOR + 1.83%), 07/01/2038(a)	431,456	459,487

2.26% (1 yr. USD LIBOR + 1.78%), 06/01/2043(a)	515,609	545,655

2.89%, 01/01/2048(d)	1,974,110	2,062,933

		52,658,758

Federal National Mortgage Association (FNMA)–28.98%
6.00%, 08/01/2021 to 10/01/2038	742,820	867,739

7.00%, 09/01/2021 to 04/01/2036	1,000,351	1,084,915

7.50%, 11/01/2022 to 08/01/2037	2,066,341	2,361,294

6.50%, 06/01/2023 to 11/01/2037	1,214,780	1,380,709

5.50%, 11/01/2023 to 05/01/2035	741,706	855,884

6.75%, 07/01/2024	55,523	62,192

8.50%, 09/01/2024 to 08/01/2037	330,120	375,889

4.50%, 11/01/2024 to 12/01/2048	2,453,540	2,733,328

6.95%, 10/01/2025	8,999	9,125

0.50%, 11/07/2025	4,000,000	3,954,207

8.00%, 09/01/2026 to 10/01/2037	1,272,897	1,496,246

3.50%, 03/01/2027 to 08/01/2027	3,360,226	3,620,312

3.00%, 05/01/2027 to 03/01/2050	12,443,129	13,161,399

0.75%, 10/08/2027	6,000,000	5,855,074

3.59%, 10/01/2028	4,000,000	4,573,385

3.79%, 11/01/2028	4,000,000	4,633,248

5.00%, 08/01/2033 to 12/01/2033	137,580	148,125

2.50%, 12/01/2034 to 07/01/2035	15,344,246	16,146,643

2.00%, 09/01/2035 to 01/01/2051	13,267,011	13,618,428

4.00%, 09/01/2043 to 12/01/2048	9,983,988	11,003,744

ARM, 2.49% (1 yr. U.S. Treasury Yield Curve Rate + 2.36%), 10/01/2034(a)	1,130,653	1,207,893

2.32% (1 yr. U.S. Treasury Yield Curve Rate + 2.18%), 05/01/2035(a)	99,919	106,544

2.12% (1 yr. USD LIBOR + 1.72%), 03/01/2038(a)	26,423	27,820

2.15% (1 yr. USD LIBOR + 1.77%), 02/01/2042(a)	201,212	202,520

2.20% (1 yr. USD LIBOR + 1.52%), 08/01/2043(a)	362,501	372,042

2.03% (1 yr. U.S. Treasury Yield Curve Rate + 1.88%), 05/01/2044(a)	617,461	639,863

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–(continued)
TBA,
2.00%, 07/01/2036(e)	$16,465,000	$16,983,712

2.50%, 07/01/2051(e)	20,830,000	21,546,031

		129,028,311

Government National Mortgage Association (GNMA)–15.13%
7.50%, 11/15/2022 to 10/15/2035	996,616	1,115,930

8.00%, 01/15/2023 to 01/15/2037	606,412	683,105

7.00%, 09/15/2023 to 12/15/2036	461,536	501,065

6.50%, 12/15/2023 to 09/15/2034	1,604,515	1,781,770

6.00%, 01/16/2025 to 08/15/2033	306,290	342,178

5.00%, 02/15/2025	61,540	69,308

6.95%, 08/20/2025 to 08/20/2027	80,642	80,948

6.38%, 10/20/2027 to 12/20/2027	71,734	77,325

6.10%, 12/20/2033	2,485,164	2,849,753

5.70%, 08/20/2034(b)	634,185	724,496

8.50%, 10/15/2036 to 01/15/2037	118,358	124,690

5.89%, 01/20/2039(b)	2,315,085	2,701,126

0.87% (1 mo. USD LIBOR + 0.80%), 09/16/2039(a)	639,617	653,078

0.79% (1 mo. USD LIBOR + 0.70%), 05/20/2040(a)	1,348,018	1,365,988

4.51%, 07/20/2041(b)	325,118	362,681

2.28%, 09/20/2041	1,413,281	1,463,022

0.34% (1 mo. USD LIBOR + 0.25%), 01/20/2042(a)	17,777	17,816

3.50%, 10/20/2042 to 06/20/2050	10,655,154	11,327,427

0.39% (1 mo. USD LIBOR + 0.30%), 08/20/2047(a)	2,701,346	2,707,895

2.50%, 07/20/2049	5,132,480	5,258,658

3.00%, 10/20/2049 to 11/20/2049	7,443,991	7,779,050

Series 2019–29, Class PE, 3.00%, 10/20/2048	2,965,591	3,124,315

Series 2019-52, Class JL, 3.00%, 11/20/2048	3,491,713	3,650,020

Series 2019-30, Class MA, 3.50%, 03/20/2049	675,540	713,469

TBA, 2.50%, 07/01/2051(e)	13,790,000	14,271,573

Series 2020-137, Class A, 1.50%, 04/16/2062	3,636,621	3,629,319

		67,376,005

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $300,717,276)		307,033,008

U.S. Treasury Securities–28.93%
U.S. Treasury Bills–0.17%(f)(g)
0.01% - 0.05%, 07/15/2021	767,000	766,986

U.S. Treasury Bonds–1.16%
5.38%, 02/15/2031	3,800,000	5,169,113

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

	Principal Amount	Value
U.S. Treasury Notes-27.60%
1.50%, 09/15/2022	$1,000,000	$1,016,641

2.00%, 11/30/2022	2,700,000	2,770,348

0.13% - 2.38%, 01/31/2023	7,557,000	7,621,638

0.13%, 02/28/2023	5,557,000	5,550,705

1.63%, 04/30/2023	4,000,000	4,102,031

2.75%, 05/31/2023	6,300,000	6,603,434

1.63%, 10/31/2023	625,000	644,116

2.63%, 12/31/2023	1,900,000	2,007,803

0.25%, 03/15/2024	7,000,000	6,973,203

0.25%, 05/15/2024	3,000,000	2,983,828

2.00%, 05/31/2024	2,500,000	2,613,086

2.25%, 11/15/2024	5,200,000	5,498,391

2.13%, 05/15/2025	8,480,000	8,956,337

2.25%, 11/15/2025	8,300,000	8,832,691

0.38% - 2.88%, 11/30/2025	11,500,000	11,567,559

0.38%, 12/31/2025	7,000,000	6,868,477

1.50%, 08/15/2026	8,550,000	8,806,166

1.13%, 02/28/2027	9,159,000	9,226,619

2.38%, 05/15/2027	1,000,000	1,076,797

0.50%, 06/30/2027	1,900,000	1,838,102

2.25%, 11/15/2027	2,900,000	3,102,887

2.75%, 02/15/2028	1,900,000	2,094,008

2.88%, 08/15/2028	8,000,000	8,899,062

2.38%, 05/15/2029	2,600,000	2,806,172

1.63%, 08/15/2029	400,000	409,187

		122,869,288

Total U.S. Treasury Securities (Cost $126,208,434)		128,805,387

Asset-Backed Securities-6.53%(h)
Angel Oak Mortgage Trust, Series 2020-6, Class A2, 1.52%, 05/25/2065(b)(i)	1,662,121	1,673,926

Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO, 0.94%, 09/15/2048(j)	15,422,649	437,752

Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 2.86%, 01/25/2035(b)	267,719	274,514

Chase Mortgage Finance Corp., Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(i)	1,407,202	1,427,131

Series 2016-SH2, Class M3, 3.71%, 12/25/2045(b)(i)	1,547,051	1,569,756

COLT Mortgage Loan Trust, Series 2020-1, Class A3, 2.90%, 02/25/2050(b)(i)	1,998,944	2,010,830

Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(i)	1,880,013	1,891,911

FRESB Mortgage Trust, Series 2019- SB63, Class A5, 2.55%, 02/25/2039(b)	3,617,659	3,729,994

Galton Funding Mortgage Trust, Series 2018-2, Class A41, 4.50%, 10/25/2058(b)(i)	256,305	257,477

GCAT Trust, Series 2020-NQM1, Class A3, 2.55%, 01/25/2060(i)(k)	3,891,145	3,945,506

	Principal Amount	Value
Mello Mortgage Capital Acceptance Trust, Series 2021-INV1, Class A4, 2.50%, 06/25/2051(b)(i)	$650,000	$669,881

New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 0.84% (1 mo. USD LIBOR + 0.75%), 01/25/2048(a)(i)	2,002,283	2,008,500

Series 2020-NQM1, Class A3, 2.77%, 01/26/2060(b)(i)	2,820,388	2,848,096

Textainer Marine Containers VII Ltd., Series 2021-2A, Class B, 2.82%, 04/20/2046(i)	3,946,667	3,974,990

Textainer Marine Containers VIII Ltd., Series 2020-3A, Class A, 2.11%, 09/20/2045(i)	2,325,648	2,347,250

Total Asset-Backed Securities (Cost $28,729,167)		29,067,514

U.S. Government Sponsored Agency Securities–3.70%
Federal Home Loan Bank (FHLB)–3.24%
Federal Home Loan Bank, 0.50%, 04/14/2025	14,500,000	14,418,443

Tennessee Valley Authority (TVA)–0.46%
Tennessee Valley Authority, 1.88%, 08/15/2022	2,000,000	2,039,298

Total U.S. Government Sponsored Agency Securities (Cost $16,513,196)		16,457,741

U.S. Dollar Denominated Bonds & Notes–1.33%
Other Diversified Financial Services–0.35%
Private Export Funding Corp., Series BB, 4.30%, 12/15/2021	1,540,000	1,569,895

Sovereign Debt–0.98%
Israel Government AID Bond, 5.13%, 11/01/2024	3,800,000	4,343,103

Total U.S. Dollar Denominated Bonds & Notes (Cost $5,345,533)		5,912,998

Agency Credit Risk Transfer Notes–0.65%
Fannie Mae Connecticut Avenue Securities, Series 2015-C02, Class 1M2, 4.09% (1 mo. USD LIBOR + 4.00%), 05/25/2025(a)	1,587,296	1,622,063

Freddie Mac, Series 2021-DNA3, Class M2, STACR® , 2.12% (30 Day Average SOFR + 2.10%), 10/25/2033(a)(i)	1,240,000	1,268,158

Total Agency Credit Risk Transfer Notes (Cost $2,740,071)		2,890,221

	Shares
Money Market Funds–1.38%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(l)(m) (Cost $6,159,222)	6,159,222	6,159,222

TOTAL INVESTMENTS IN SECURITIES–111.48% (Cost $486,412,899)		496,326,091

OTHER ASSETS LESS LIABILITIES–(11.48)%		(51,103,667)

NET ASSETS–100.00%		$445,222,424

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

Investment Abbreviations:

ACES	– Automatically Convertible Extendable Security
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2021.
(b)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2021.

(c)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1K.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	Non-U.S. government sponsored securities.
(i)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2021 was $25,893,412, which represented 5.82% of the Fund’s Net Assets.

(j)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2021.

(k)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(l)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2021.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value
	December 31, 2020	at Cost	from Sales	Appreciation	Gain	June 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,863,064	$84,368,659	$(83,072,501)	$-	$-	$6,159,222	$695

(m)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.

Open Futures Contracts

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Interest Rate Risk

U.S. Treasury 2 Year Notes	398	September-2021	$87,687,484	$(137,596)	$(137,596)

U.S. Treasury 5 Year Notes	337	September-2021	41,595,805	(103,360)	(103,360)

U.S. Treasury 10 Year Notes	113	September-2021	14,972,500	77,448	77,448

Subtotal–Long Futures Contracts				(163,508)	(163,508)

Short Futures Contracts
Interest Rate Risk

U.S. Treasury 10 Year Ultra Notes	25	September-2021	(3,680,078)	(53,931)	(53,931)

U.S. Treasury Long Bonds	123	September-2021	(19,772,250)	(475,031)	(475,031)

U.S. Treasury Ultra Bonds	38	September-2021	(7,322,125)	(272,319)	(272,319)

Subtotal–Short Futures Contracts				(801,281)	(801,281)

Total Futures Contracts				$(964,789)	$(964,789)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

Portfolio Composition

By security type, based on Total Investments

as of June 30, 2021

U.S. Government Sponsored Agency Mortgage-Backed Securities	61.86%

U.S. Treasury Securities	25.95

Asset-Backed Securities	5.86

U.S. Government Sponsored Agency Securities	3.32

U.S. Dollar Denominated Bonds & Notes	1.19

Security types each less than 1% portfolio	0.58

Money Market Funds	1.24

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $ 480,253,677)	$490,166,869

Investments in affiliated money market funds, at value (Cost $ 6,159,222)	6,159,222

Receivable for:
Investments sold	950,809

Fund shares sold	67,573

Dividends	50

Interest	1,164,894

Principal paydowns	364,682

Investment for trustee deferred compensation and retirement plans	239,646

Total assets	499,113,745

Liabilities:
Other investments:
Variation margin payable - futures contracts	97,498

Payable for:
Investments purchased	52,956,155

Fund shares reacquired	139,107

Accrued fees to affiliates	390,768

Accrued other operating expenses	53,028

Trustee deferred compensation and retirement plans	254,765

Total liabilities	53,891,321

Net assets applicable to shares outstanding	$445,222,424

Net assets consist of:
Shares of beneficial interest	$429,063,801

Distributable earnings	16,158,623

$445,222,424

Net Assets:
Series I	$249,805,368

Series II	$195,417,056

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	20,973,646

Series II	16,582,450

Series I:
Net asset value per share	$11.91

Series II:
Net asset value per share	$11.78

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:
Interest	$3,744,612

Treasury Inflation-Protected Securities inflation adjustments	12,740

Dividends from affiliated money market funds	695

Total investment income	3,758,047

Expenses:
Advisory fees	1,060,875

Administrative services fees	366,340

Custodian fees	12,198

Distribution fees - Series II	235,230

Transfer agent fees	15,431

Trustees’ and officers’ fees and benefits	10,946

Reports to shareholders	5,227

Professional services fees	18,998

Other	3,296

Total expenses	1,728,541

Less: Fees waived	(467)

Net expenses	1,728,074

Net investment income	2,029,973

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	1,665,724

Futures contracts	74,377

1,740,101

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(7,347,654)

Futures contracts	(1,315,568)

(8,663,222)

Net realized and unrealized gain (loss)	(6,923,121)

Net increase (decrease) in net assets resulting from operations	$(4,893,148)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30, 2021	December 31, 2020

Operations:
Net investment income	$ 2,029,973	$6,859,455

Net realized gain	1,740,101	13,926,151

Change in net unrealized appreciation (depreciation)	(8,663,222)	6,053,328

Net increase (decrease) in net assets resulting from operations	(4,893,148)	26,838,934

Distributions to shareholders from distributable earnings:
Series I	–	(6,407,384)

Series II	–	(3,963,835)

Total distributions from distributable earnings	–	(10,371,219)

Share transactions–net:
Series I	(4,870,730)	(3,683,669)

Series II	12,545,830	3,388,007

Net increase (decrease) in net assets resulting from share transactions	7,675,100	(295,662)

Net increase in net assets	2,781,952	16,172,053

Net assets:
Beginning of period	442,440,472	426,268,419

End of period	$445,222,424	$442,440,472

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/21	$12.04	$0.06	$(0.19)	$(0.13)	$ -	$11.91	(1.08)%	$249,805	0.67	%(d)	0.67	%(d)	1.02	%(d)	99%
Year ended 12/31/20	11.61	0.20	0.53	0.73	(0.30)	12.04	6.27	257,369	0.67		0.67		1.64		346
Year ended 12/31/19	11.22	0.25	0.43	0.68	(0.29)	11.61	6.07	251,440	0.68		0.68		2.18		35
Year ended 12/31/18	11.41	0.25	(0.19)	0.06	(0.25)	11.22	0.56	279,476	0.69		0.69		2.25		25
Year ended 12/31/17	11.44	0.22	(0.01)	0.21	(0.24)	11.41	1.87	318,298	0.70		0.70		1.97		35
Year ended 12/31/16	11.52	0.23	(0.07)	0.16	(0.24)	11.44	1.32	353,614	0.73		0.73		1.93		31
Series II
Six months ended 06/30/21	11.92	0.05	(0.19)	(0.14)	-	11.78	(1.17)	195,417	0.92	(d)	0.92	(d)	0.77	(d)	99
Year ended 12/31/20	11.50	0.17	0.52	0.69	(0.27)	11.92	5.97	185,071	0.92		0.92		1.39		346
Year ended 12/31/19	11.12	0.22	0.42	0.64	(0.26)	11.50	5.75	174,828	0.93		0.93		1.93		35
Year ended 12/31/18	11.31	0.22	(0.19)	0.03	(0.22)	11.12	0.29	191,725	0.94		0.94		2.00		25
Year ended 12/31/17	11.33	0.19	(0.00)	0.19	(0.21)	11.31	1.72	207,086	0.95		0.95		1.72		35
Year ended 12/31/16	11.42	0.20	(0.08)	0.12	(0.21)	11.33	1.00	205,010	0.98		0.98		1.68		31

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $257,886 and $189,744 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Government Securities Fund

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Government Securities Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses

Invesco V.I. Government Securities Fund

on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Treasury Inflation-Protected Securities - The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be shown as Treasury Inflation-Protected Securities inflation adjustments in the Statement of Operations, even though investors do not receive their principal until maturity.

J.

Futures Contracts - The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K.

Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. Dollar roll transactions covered in this manner are not treated as senior securities for purposes of a Fund’s fundamental investment limitation on borrowings.

L.

LIBOR Risk - The Fund may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although

Invesco V.I. Government Securities Fund

many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.
M.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

N.

Other Risks - The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

O.

Leverage Risk - Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

P.

Collateral -To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.500%

Over $250 million	0.450%

For the six months ended June 30, 2021, the effective advisory fee rate incurred by the Fund was 0.48%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended June 30, 2021, the Adviser waived advisory fees of $467.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2021, Invesco was paid $33,377 for accounting and fund administrative services and was reimbursed $332,963 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2021, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when

Invesco V.I. Government Securities Fund

market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Government Sponsored Agency Mortgage-Backed Securities	$–	$307,033,008	$–	$307,033,008

U.S. Treasury Securities	–	128,805,387	–	128,805,387

Asset-Backed Securities	–	29,067,514	–	29,067,514

U.S. Government Sponsored Agency Securities	–	16,457,741	–	16,457,741

U.S. Dollar Denominated Bonds & Notes	–	5,912,998	–	5,912,998

Agency Credit Risk Transfer Notes	–	2,890,221	–	2,890,221

Money Market Funds	6,159,222	–	–	6,159,222

Total Investments in Securities	6,159,222	490,166,869	–	496,326,091

Other Investments - Assets*

Futures Contracts	77,448	–	–	77,448

Other Investments - Liabilities*

Futures Contracts	(1,042,237)	–	–	(1,042,237)

Total Other Investments	(964,789)	–	–	(964,789)

Total Investments	$5,194,433	$490,166,869	$–	$495,361,302

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2021:

Value

Derivative Assets	Interest Rate Risk

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$77,448

Derivatives not subject to master netting agreements	(77,448)

Total Derivative Assets subject to master netting agreements	$-

Value

Derivative Liabilities	Interest Rate Risk

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$(1,042,237)

Derivatives not subject to master netting agreements	1,042,237

Total Derivative Liabilities subject to master netting agreements	$-

(a)   The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Invesco V.I. Government Securities Fund

Effect of Derivative Investments for the six months ended June 30, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations

Interest Rate Risk

Realized Gain:
Futures contracts	$ 74,377

Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(1,315,568)

Total	$ (1,241,191)

The table below summarizes the average notional value of derivatives held during the period.

Futures Contracts

Average notional value	$187,246,513

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2020, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$4,319,042	$418,149	$4,737,191

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $7,073,410 and $21,239,695, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$9,527,928

Aggregate unrealized (depreciation) of investments	(2,439,185)

Net unrealized appreciation of investments	$7,088,743

Cost of investments for tax purposes is $488,272,559.

Invesco V.I. Government Securities Fund

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended June 30, 2021(a)		Year ended December 31, 2020

	Shares	Amount	Shares	Amount

Sold:
Series I	2,036,712	$24,382,327	6,054,979	$72,781,909

Series II	1,768,980	20,938,095	3,404,583	40,292,573

Issued as reinvestment of dividends:
Series I	-	-	535,287	6,407,384

Series II	-	-	334,219	3,963,835

Reacquired:
Series I	(2,447,742)	(29,253,057)	(6,871,977)	(82,872,962)

Series II	(709,080)	(8,392,265)	(3,421,340)	(40,868,401)

Net increase (decrease) in share activity	648,870	$7,675,100	35,751	$(295,662)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 83% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Government Securities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/21)	Expenses Paid During Period[2]
Series I	$1,000.00	$989.20	$3.30	$1,021.47	$3.36	0.67%
Series II	1,000.00	988.30	4.54	1,020.23	4.61	0.92

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Government Securities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Government Securities Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub- advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub- Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub- advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Bloomberg Barclays Intermediate U.S. Government Index (Index). The Board noted that performance of Series I shares of the Fund was in the third quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one and five year periods and reasonably comparable to the Index for the three year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund

Invesco V.I. Government Securities Fund

was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that

Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub- Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Government Securities Fund

Semiannual Report to Shareholders	June 30, 2021

Invesco V.I. Growth and Income Fund

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VK-VIGRI-SAR-1

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/20 to 6/30/21, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	19.55%
Series II Shares	19.41
S&P 500 Index▼ (Broad Market Index)	15.25
Russell 1000 Value Index▼ (Style-Specific Index)	17.05
Lipper VUF Large-Cap Value Funds Index∎ (Peer Group Index)	17.35
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper VUF Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value variable insurance underlying funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Effective June 1, 2010, Class I and Class II shares of the predecessor fund, Van Kampen Life Investment Trust Growth and Income Portfolio, advised by Van Kampen Asset Management were reorganized into Series I and Series II shares, respectively, of Invesco Van Kampen V.I. Growth and Income Fund (renamed Invesco V.I. Growth and Income Fund on April 29, 2013). Returns shown above, prior to June 1, 2010, for Series I and Series II shares are those of the Class I shares and Class II shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Invesco V.I. Growth and Income Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect

Average Annual Total Returns As of 6/30/21

Series I Shares
Inception (12/23/96)	9.15%
10 Years	10.79
5 Years	12.41
1 Year	52.19

Series II Shares
Inception (9/18/00)	7.25%
10 Years	10.52
5 Years	12.13
1 Year	51.81

sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Growth and Income Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Growth and Income Fund

Schedule of Investments(a)

June 30, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.27%
Aerospace & Defense–5.26%
General Dynamics Corp.	114,422	$21,541,086
Raytheon Technologies Corp.	451,087	38,482,232
Textron, Inc.	406,822	27,977,149
		88,000,467

Apparel Retail–1.59%
TJX Cos., Inc. (The)	395,594	26,670,947

Automobile Manufacturers–3.70%
General Motors Co.(b)	1,044,058	61,776,912

Building Products–2.63%
Johnson Controls International PLC	639,886	43,915,376

Cable & Satellite–2.74%
Charter Communications, Inc., Class A(b)	30,833	22,244,468
Comcast Corp., Class A	414,686	23,645,396
		45,889,864

Commodity Chemicals–0.92%
Dow, Inc.	242,568	15,349,703

Construction & Engineering–0.94%
Quanta Services, Inc.	174,097	15,767,965

Consumer Finance–1.51%
American Express Co.	152,578	25,210,463

Data Processing & Outsourced Services–0.82%
Fiserv, Inc.(b)	127,986	13,680,424

Distillers & Vintners–0.59%
Diageo PLC (United Kingdom)	206,950	9,917,769

Diversified Banks–7.08%
Bank of America Corp.	1,477,610	60,921,860
Wells Fargo & Co.	1,267,334	57,397,557
		118,319,417

Electric Utilities–2.45%
Duke Energy Corp.	132,982	13,127,983
Exelon Corp.	317,769	14,080,344
FirstEnergy Corp.	367,921	13,690,341
		40,898,668

Electrical Components & Equipment–0.92%
Emerson Electric Co.	159,502	15,350,472

Electronic Components–1.05%
Corning, Inc.	428,870	17,540,783

Electronic Manufacturing Services–0.98%
TE Connectivity Ltd.	120,625	16,309,706

Fertilizers & Agricultural Chemicals–1.46%
Corteva, Inc.	548,717	24,335,599

	Shares	Value
Food Distributors–2.28%
Sysco Corp.	265,933	$20,676,291
US Foods Holding Corp.(b)	455,677	17,479,769
		38,156,060

Gold–0.72%
Barrick Gold Corp. (Canada)	579,487	11,983,791

Health Care Distributors–1.17%
McKesson Corp.	101,925	19,492,137

Health Care Equipment–2.16%
Medtronic PLC	190,262	23,617,222
Zimmer Biomet Holdings, Inc.	77,194	12,414,339
		36,031,561

Health Care Facilities–0.66%
Universal Health Services, Inc., Class B	75,753	11,092,512

Health Care Services–2.51%
Cigna Corp.	103,051	24,430,301
CVS Health Corp.	209,921	17,515,808
		41,946,109

Health Care Supplies–0.26%
Alcon, Inc. (Switzerland)	62,642	4,387,874

Home Improvement Retail–0.83%
Kingfisher PLC (United Kingdom)	2,751,076	13,880,058

Hotels, Resorts & Cruise Lines–1.37%
Booking Holdings, Inc.(b)	10,464	22,896,174

Human Resource & Employment Services–0.62%
Adecco Group AG (Switzerland)	153,695	10,446,574

Industrial Machinery–0.10%
Parker-Hannifin Corp.	5,497	1,688,184

Insurance Brokers–0.73%
Willis Towers Watson PLC	53,131	12,221,193

Integrated Oil & Gas–1.38%
Chevron Corp.	219,959	23,038,506

Investment Banking & Brokerage–6.38%
Charles Schwab Corp. (The)	308,735	22,478,995
Goldman Sachs Group, Inc. (The)	119,760	45,452,513
Morgan Stanley	422,617	38,749,753
		106,681,261

IT Consulting & Other Services–2.47%
Cognizant Technology Solutions Corp., Class A	595,594	41,250,840

Managed Health Care–1.15%
Anthem, Inc.	50,401	19,243,102

Movies & Entertainment–3.06%
Netflix, Inc.(b)	35,122	18,551,792

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Growth and Income Fund

	Shares	Value
Movies & Entertainment–(continued)
Walt Disney Co. (The)(b)	185,106	$32,536,081
		51,087,873

Multi-line Insurance–2.46%
American International Group, Inc.	865,136	41,180,474

Oil & Gas Exploration & Production–4.92%
Canadian Natural Resources Ltd. (Canada)	451,744	16,399,226
ConocoPhillips	453,575	27,622,717
Devon Energy Corp.	676,292	19,740,963
Pioneer Natural Resources Co.	113,719	18,481,612
		82,244,518

Other Diversified Financial Services–0.92%
Voya Financial, Inc.	249,361	15,335,702

Pharmaceuticals–5.89%
Bristol-Myers Squibb Co.	331,010	22,118,088
GlaxoSmithKline PLC (United Kingdom)	678,843	13,335,647
Johnson & Johnson	81,490	13,424,663
Merck & Co., Inc.	179,818	13,984,446
Pfizer, Inc.	315,639	12,360,423
Sanofi (France)	221,113	23,169,472
		98,392,739

Railroads–2.08%
CSX Corp.	1,084,296	34,784,216

Real Estate Services–2.43%
CBRE Group, Inc., Class A(b)	474,166	40,650,251

Regional Banks–6.06%
Citizens Financial Group, Inc.	837,724	38,426,400
PNC Financial Services Group, Inc. (The)	169,957	32,420,997
Truist Financial Corp.	548,418	30,437,199
		101,284,596

	Shares	Value
Semiconductors–5.43%
Intel Corp.	550,713	$30,917,028
Micron Technology, Inc.(b)	173,466	14,741,141
NXP Semiconductors N.V. (China)	115,322	23,724,042
QUALCOMM, Inc.	149,725	21,400,194
		90,782,405

Specialty Chemicals–0.77%
Axalta Coating Systems Ltd.(b)	421,586	12,854,157

Systems Software–1.46%
Oracle Corp.	313,774	24,424,168

Tobacco–2.40%
Philip Morris International, Inc.	404,658	40,105,654

Wireless Telecommunication Services–0.96%
Vodafone Group PLC (United Kingdom)	9,569,070	16,094,488
Total Common Stocks & Other Equity Interests (Cost $1,091,736,493)		1,642,591,712

Money Market Funds–1.81%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	11,027,061	11,027,061
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	6,609,062	6,611,706
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	12,602,355	12,602,355
Total Money Market Funds (Cost $30,241,122)		30,241,122
TOTAL INVESTMENTS IN SECURITIES–100.08% (Cost $1,121,977,615)		1,672,832,834
OTHER ASSETS LESS LIABILITIES–(0.08)%		(1,320,639)
NET ASSETS–100.00%		$1,671,512,195

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 22,913,609	$61,443,654	$(73,330,202)	$ -	$ -	$11,027,061	$ 1,468
Invesco Liquid Assets Portfolio, Institutional Class	12,925,470	43,483,901	(49,798,957)	1,292	-	6,611,706	519
Invesco Treasury Portfolio, Institutional Class	26,186,982	70,221,318	(83,805,945)	-	-	12,602,355	585
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,780,034	19,492,734	(24,272,768)	-	-	-	47	*
Invesco Private Prime Fund	7,170,051	33,830,331	(41,000,382)	-	-	-	985	*
Total	$73,976,146	$228,471,938	$(272,208,254)	$1,292	$ -	$30,241,122	$3,604

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Growth and Income Fund

Open Forward Foreign Currency Contracts

Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
Currency Risk
07/30/2021	Bank of New York Mellon (The)	EUR	14,629,941	USD	17,408,664	$ 51,152
07/30/2021	State Street Bank & Trust Co.	CHF	13,394,738	USD	14,565,830	78,180
07/30/2021	State Street Bank & Trust Co.	GBP	28,238,551	USD	39,207,527	141,822
07/30/2021	State Street Bank & Trust Co.	USD	336,324	CHF	311,068	125
Subtotal–Appreciation						271,279

Currency Risk
07/30/2021	State Street Bank & Trust Co.	CAD	15,209,091	USD	12,268,133	(1,039)
07/30/2021	State Street Bank & Trust Co.	GBP	700,227	USD	966,517	(2,189)
07/30/2021	State Street Bank & Trust Co.	USD	188,633	CAD	233,777	(45)
07/30/2021	State Street Bank & Trust Co.	USD	2,916,826	CHF	2,675,393	(23,141)
Subtotal–Depreciation						(26,414)
Total Forward Foreign Currency Contracts						$ 244,865

Abbreviations:

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – British Pound Sterling

USD – U.S. Dollar

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2021

Financials	25.14%
Health Care	13.80
Industrials	12.55
Information Technology	12.21
Consumer Discretionary	7.49
Communication Services	6.76
Energy	6.30
Consumer Staples	5.27
Materials	3.87
Utilities	2.45
Real Estate	2.43
Money Market Funds Plus Other Assets Less Liabilities	1.73

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Growth and Income Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $1,091,736,493)	$1,642,591,712

Investments in affiliated money market funds, at value (Cost $30,241,122)	30,241,122

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	271,279

Foreign currencies, at value (Cost $88,541)	87,983

Receivable for:
Investments sold	5,946,911

Fund shares sold	83,659

Dividends	2,508,988

Investment for trustee deferred compensation and retirement plans	235,754

Total assets	1,681,967,408

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	26,414

Payable for:
Investments purchased	7,313,577

Fund shares reacquired	1,161,148

Accrued fees to affiliates	1,566,900

Accrued other operating expenses	127,309

Trustee deferred compensation and retirement plans	259,865

Total liabilities	10,455,213

Net assets applicable to shares outstanding	$1,671,512,195

Net assets consist of:
Shares of beneficial interest	$1,129,589,232

Distributable earnings	541,922,963

$1,671,512,195

Net Assets:
Series I	$176,551,030

Series II	$1,494,961,165

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	7,889,471

Series II	66,959,853

Series I:
Net asset value per share	$22.38

Series II:
Net asset value per share	$22.33

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $277,469)	$16,428,259

Dividends from affiliated money market funds (includes securities lending income of $72,776)	75,348

Total investment income	16,503,607

Expenses:
Advisory fees	4,694,185

Administrative services fees	1,360,134

Custodian fees	19,871

Distribution fees - Series II	1,864,203

Transfer agent fees	14,110

Trustees’ and officers’ fees and benefits	12,863

Reports to shareholders	7,903

Professional services fees	19,344

Other	10,706

Total expenses	8,003,319

Less: Fees waived	(9,433)

Net expenses	7,993,886

Net investment income	8,509,721

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	95,879,522

Foreign currencies	36,039

Forward foreign currency contracts	(934,145)

94,981,416

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	189,344,945

Affiliated investment securities	1,292

Foreign currencies	(25,049)

Forward foreign currency contracts	1,205,286

190,526,474

Net realized and unrealized gain	285,507,890

Net increase in net assets resulting from operations	$294,017,611

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Growth and Income Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30, 2021	December 31, 2020

Operations:
Net investment income	$8,509,721	$21,440,640

Net realized gain (loss)	94,981,416	(94,559,403)

Change in net unrealized appreciation	190,526,474	59,918,547

Net increase (decrease) in net assets resulting from operations	294,017,611	(13,200,216)

Distributions to shareholders from distributable earnings:
Series I	–	(5,561,715)

Series II	–	(42,601,032)

Total distributions from distributable earnings	–	(48,162,747)

Share transactions–net:
Series I	(10,814,757)	(24,590,096)

Series II	(185,090,999)	(40,847,878)

Net increase (decrease) in net assets resulting from share transactions	(195,905,756)	(65,437,974)

Net increase (decrease) in net assets	98,111,855	(126,800,937)

Net assets:
Beginning of period	1,573,400,340	1,700,201,277

End of period	$1,671,512,195	$1,573,400,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Growth and Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/21	$18.72	$0.13		$3.53	$3.66	$–	$–	$–	$22.38	19.55%	$176,551	0.74	%(d)	0.74	%(d)	1.25	%(d)	14%
Year ended 12/31/20	19.09	0.31		(0.01)	0.30	(0.39)	(0.28)	(0.67)	18.72	2.09	157,478	0.75		0.75		1.90		46
Year ended 12/31/19	17.51	0.37		3.84	4.21	(0.38)	(2.25)	(2.63)	19.09	25.19	187,097	0.73		0.74		1.91		62
Year ended 12/31/18	22.70	0.36		(2.95)	(2.59)	(0.47)	(2.13)	(2.60)	17.51	(13.38)	166,306	0.75		0.75		1.63		32
Year ended 12/31/17	21.05	0.41	(e)	2.52	2.93	(0.34)	(0.94)	(1.28)	22.70	14.32	187,254	0.76		0.76		1.90	(e)	17
Year ended 12/31/16	19.60	0.33		3.29	3.62	(0.23)	(1.94)	(2.17)	21.05	19.69	168,082	0.77		0.79		1.69		28
Series II
Six months ended 06/30/21	18.70	0.10		3.53	3.63	–	–	–	22.33	19.41	1,494,961	0.99	(d)	0.99	(d)	1.00	(d)	14
Year ended 12/31/20	19.06	0.27		(0.01)	0.26	(0.34)	(0.28)	(0.62)	18.70	1.85	1,415,923	1.00		1.00		1.65		46
Year ended 12/31/19	17.48	0.32		3.83	4.15	(0.32)	(2.25)	(2.57)	19.06	24.85	1,513,105	0.98		0.99		1.66		62
Year ended 12/31/18	22.66	0.30		(2.95)	(2.65)	(0.40)	(2.13)	(2.53)	17.48	(13.59)	1,085,260	1.00		1.00		1.38		32
Year ended 12/31/17	21.02	0.36	(e)	2.51	2.87	(0.29)	(0.94)	(1.23)	22.66	14.04	1,823,085	1.01		1.01		1.65	(e)	17
Year ended 12/31/16	19.58	0.28		3.28	3.56	(0.18)	(1.94)	(2.12)	21.02	19.37	1,838,074	1.02		1.04		1.44		28

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $171,946 and $1,503,722 for Series I and Series II shares, respectively.
(e)

Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.30 and 1.42%, and $0.25 and 1.17%, for Series I and Series II, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Growth and Income Fund

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Growth and Income Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek long-term growth of capital and income.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

Invesco V.I. Growth and Income Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement

Invesco V.I. Growth and Income Fund

based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 500 million	0.600%
Over $500 million	0.550%

For the six months ended June 30, 2021, the effective advisory fee rate incurred by the Fund was 0.56%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective May 1, 2021, the Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “expense limits”). Prior to May 1, 2021, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.78% and Series II shares to 1.03% of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2021, the Adviser waived advisory fees of $9,433.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2021, Invesco was paid $114,517 for accounting and fund administrative services and was reimbursed $1,245,617 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2021, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2021, the Fund incurred $2,702 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when

Invesco V.I. Growth and Income Fund

market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$1,551,359,830	$91,231,882	$–	$1,642,591,712

Money Market Funds	30,241,122	–	–	30,241,122

Total Investments in Securities	1,581,600,952	91,231,882	–	1,672,832,834

Other Investments - Assets*

Forward Foreign Currency Contracts	–	271,279	–	271,279

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(26,414)	–	(26,414)

Total Other Investments	–	244,865	–	244,865

Total Investments	$1,581,600,952	$91,476,747	$–	$1,673,077,699

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2021:

Value
Currency
Derivative Assets	Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$271,279

Derivatives not subject to master netting agreements	-

Total Derivative Assets subject to master netting agreements	$271,279

Value
Currency
Derivative Liabilities	Risk

Unrealized depreciation on forward foreign currency contracts outstanding	$(26,414)

Derivatives not subject to master netting agreements	-

Total Derivative Liabilities subject to master netting agreements	$(26,414)

Invesco V.I. Growth and Income Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2021.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
	Forward Foreign	Forward Foreign	Net Value of			Net
Counterparty	Currency Contracts	Currency Contracts	Derivatives	Non-Cash	Cash	Amount

Bank of New York Mellon (The)	$51,152	$ -	$51,152	$-	$-	$51,152

State Street Bank & Trust Co.	220,127	(26,414)	193,713	-	-	193,713

Total	$271,279	$(26,414)	$244,865	$-	$-	$244,865

Effect of Derivative Investments for the six months ended June 30, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency
Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(934,145)
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	1,205,286
Total	$271,141

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts
Average notional value	$92,202,276

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2020, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$30,104,856	$56,679,617	$86,784,473

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Invesco V.I. Growth and Income Fund

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $228,835,436 and $412,337,878, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$506,774,215

Aggregate unrealized (depreciation) of investments	(3,628,156)

Net unrealized appreciation of investments	$503,146,059

Cost of investments for tax purposes is $1,169,931,640.

NOTE 9–Share Information

	Summary of Share Activity
	Six months ended June 30, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Series I	326,479	$6,925,971	1,177,028	$18,316,966
Series II	176,051	3,806,800	21,163,497	336,267,970

Issued as reinvestment of dividends:
Series I	-	-	341,629	5,561,715

Series II	-	-	2,618,379	42,601,032

Reacquired:
Series I	(849,632)	(17,740,728)	(2,909,124)	(48,468,777)

Series II	(8,937,362)	(188,897,799)	(27,458,503)	(419,716,880)

Net increase (decrease) in share activity	(9,284,464)	$(195,905,756)	(5,067,094)	$(65,437,974)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 79% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Growth and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(01/01/21)	(06/30/21)[1]	Period[2]	(06/30/21)	Period[2]	Ratio
Series I	$1,000.00	$1,195.50	$4.03	$1,021.12	$3.71	0.74%
Series II	1,000.00	1,194.10	5.39	1,019.89	4.96	0.99

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Growth and Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Growth and Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a

Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Value Index (Index). The Board noted that performance of Series I shares of the Fund was in the fourth quintile of its performance universe for the one and five year periods and the fifth quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that the Fund’s exposure to certain issuers operating in industries that were significantly impacted by the COVID-19 pandemic, as well as stock selection in and overweight and underweight exposures to certain sectors, detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco V.I. Growth and Income Fund

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2020.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.

The Board requested and received additional information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Growth and Income Fund

Semiannual Report to Shareholders	June 30, 2021

Invesco V.I. Health Care Fund

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	I-VIGHC-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/20 to 6/30/21, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	5.01%
Series II Shares	4.89
MSCI World Index▼ (Broad Market Index)	13.05
MSCI World Health Care Index▼ (Style-Specific Index)	9.92
S&P Composite 1500 Health Care Index▼ (Style-Specific Index)	11.81

Source(s): ▼RIMES Technologies Corp.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI World Health Care Index is an unmanaged index considered representative of health care stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The S&P Composite 1500® Health Care Index tracks the performance of US health care sector stocks.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/21
Series I Shares
Inception (5/21/97)	9.34%
10 Years	12.11
5 Years	12.74
1 Year	23.47
Series II Shares
Inception (4/30/04)	8.97%
10 Years	11.83
5 Years	12.46
1 Year	23.15

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Invesco V.I. Health Care Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Health Care Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Health Care Fund

Schedule of Investments(a)

June 30, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.70%
Biotechnology–20.17%
AbbVie, Inc.	56,017	$6,309,755
Acceleron Pharma, Inc.(b)	11,743	1,473,629
Allakos, Inc.(b)	7,403	631,994
Alnylam Pharmaceuticals, Inc.(b)	6,926	1,174,095
Amgen, Inc.	8,057	1,963,894
Apellis Pharmaceuticals, Inc.(b)(c)	10,845	685,404
Arcus Biosciences, Inc.(b)	20,679	567,845
Argenx SE, ADR (Netherlands)(b)	4,771	1,436,405
Ascendis Pharma A/S, ADR (Denmark)(b)	5,786	761,148
Biogen, Inc.(b)	4,184	1,448,794
Biohaven Pharmaceutical Holding Co. Ltd.(b)	6,188	600,731
Biomea Fusion, Inc.(b)	20,500	320,005
CareDx, Inc.(b)	20,435	1,870,211
Cogent Biosciences, Inc.(b)(c)	73,645	597,261
CRISPR Therapeutics AG (Switzerland)(b)(c)	3,486	564,349
Denali Therapeutics, Inc.(b)	6,184	485,073
Exact Sciences Corp.(b)(c)	9,935	1,235,020
Fate Therapeutics, Inc.(b)	12,483	1,083,400
Forte Biosciences, Inc.(b)	18,837	633,300
Genmab A/S, ADR (Denmark)(b)(c)	34,759	1,419,210
Gilead Sciences, Inc.	30,485	2,099,197
Halozyme Therapeutics, Inc.(b)	29,200	1,325,972
Horizon Therapeutics PLC(b)	24,320	2,277,325
Insmed, Inc.(b)	26,680	759,313
Kadmon Holdings, Inc.(b)	135,262	523,464
Keros Therapeutics, Inc.(b)	7,056	299,668
Mirati Therapeutics, Inc.(b)	6,829	1,103,088
Natera, Inc.(b)	17,893	2,031,392
Olema Pharmaceuticals, Inc.(b)(c)	25,408	710,916
PMV Pharmaceuticals, Inc.(b)(c)	21,329	728,599
Rocket Pharmaceuticals, Inc.(b)(c)	18,370	813,607
Seagen, Inc.(b)	9,702	1,531,752
SpringWorks Therapeutics, Inc.(b)	9,716	800,696
Sutro Biopharma, Inc.(b)(c)	32,693	607,763
TG Therapeutics, Inc.(b)(c)	25,870	1,003,497
Trillium Therapeutics, Inc. (Canada)(b)(c)	80,970	785,409
Twist Bioscience Corp.(b)(c)	4,724	629,473
Ultragenyx Pharmaceutical, Inc.(b)	8,999	858,055
United Therapeutics Corp.(b)	6,872	1,232,905
Veracyte, Inc.(b)(c)	21,514	860,130
Zentalis Pharmaceuticals, Inc.(b)	13,571	721,977
		46,965,721

Health Care Equipment–22.93%
Abbott Laboratories	59,804	6,933,078
Danaher Corp.	30,827	8,272,734
DexCom, Inc.(b)	2,852	1,217,804
Globus Medical, Inc., Class A(b)	29,182	2,262,480
IDEXX Laboratories, Inc.(b)	12,464	7,871,639
Inari Medical, Inc.(b)	12,177	1,135,871
Insulet Corp.(b)	9,148	2,511,217

	Shares	Value
Health Care Equipment–(continued)
Intuitive Surgical, Inc.(b)	8,176	$7,518,977
Masimo Corp.(b)	8,697	2,108,588
Medtronic PLC	32,438	4,026,529
Penumbra, Inc.(b)(c)	4,740	1,299,044
Shockwave Medical, Inc.(b)	4,908	931,195
Stryker Corp.	16,854	4,377,489
Zimmer Biomet Holdings, Inc.	18,134	2,916,310
		53,382,955

Health Care Facilities–3.92%
HCA Healthcare, Inc.	27,677	5,721,943
Surgery Partners, Inc.(b)(c)	32,917	2,192,930
Tenet Healthcare Corp.(b)	18,093	1,212,050
		9,126,923

Health Care Services–3.29%
1Life Healthcare, Inc.(b)(c)	26,332	870,536
Amedisys, Inc.(b)	9,196	2,252,376
CVS Health Corp.	17,880	1,491,907
Guardant Health, Inc.(b)	8,953	1,111,873
Oak Street Health, Inc.(b)(c)	19,225	1,126,008
Signify Health, Inc., Class A(b)(c)	26,992	821,367
		7,674,067

Health Care Supplies–5.50%
Alcon, Inc. (Switzerland)	17,106	1,201,868
Align Technology, Inc.(b)	8,915	5,447,065
Cooper Cos., Inc. (The)	6,394	2,533,750
Pulmonx Corp.(b)(c)	17,035	751,584
West Pharmaceutical Services, Inc.	8,016	2,878,546
		12,812,813

Health Care Technology–2.94%
Health Catalyst, Inc.(b)	5,134	284,988
Inspire Medical Systems, Inc.(b)	16,916	3,269,186
Phreesia, Inc.(b)	20,875	1,279,638
Veeva Systems, Inc., Class A(b)	6,467	2,010,914
		6,844,726

Life Sciences Tools & Services–15.84%
10X Genomics, Inc., Class A(b)	9,276	1,816,426
Agilent Technologies, Inc.	35,246	5,209,711
Bio-Rad Laboratories, Inc., Class A(b)	3,022	1,947,044
Bio-Techne Corp.	4,474	2,014,463
Charles River Laboratories International, Inc.(b)	10,745	3,974,790
Illumina, Inc.(b)	2,651	1,254,480
IQVIA Holdings, Inc.(b)	11,712	2,838,052
Lonza Group AG (Switzerland)	2,078	1,473,079
Maravai LifeSciences Holdings, Inc.,
Class A(b)	39,730	1,657,933
Medpace Holdings, Inc.(b)	3,361	593,654
Mettler-Toledo International, Inc.(b)	1,738	2,407,721
NeoGenomics, Inc.(b)	17,330	782,796
Quanterix Corp.(b)	12,708	745,451
Repligen Corp.(b)	12,282	2,451,733

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Health Care Fund

	Shares	Value
Life Sciences Tools & Services–(continued)
Thermo Fisher Scientific, Inc.	15,285	$7,710,824
		36,878,157

Managed Health Care–9.85%
Anthem, Inc.	3,541	1,351,954
HealthEquity, Inc.(b)	11,165	898,559
Humana, Inc.	14,684	6,500,900
UnitedHealth Group, Inc.	35,418	14,182,784
		22,934,197

Pharmaceuticals–14.26%
AstraZeneca PLC (United Kingdom)	5,154	618,471
AstraZeneca PLC, ADR (United Kingdom)(c)	110,652	6,628,055
Bristol-Myers Squibb Co.	80,383	5,371,192
Catalent, Inc.(b)	27,537	2,977,301
Eli Lilly and Co.	37,239	8,547,095
Novartis AG, ADR (Switzerland)	11,685	1,066,139
Roche Holding AG (Switzerland)	10,121	3,814,307
Royalty Pharma PLC, Class A	23,378	958,264
Zoetis, Inc.	17,268	3,218,065
		33,198,889
Total Common Stocks & Other Equity Interests (Cost $164,775,455)		229,818,448

Money Market Funds–1.18%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	873,007	873,007

	Shares	Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	866,358	$866,705
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	997,723	997,723
Total Money Market Funds (Cost $2,737,159)		2,737,435
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $167,512,614)		232,555,883
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–9.47%
Invesco Private Government Fund, 0.02%(d)(e)(f)	6,616,903	6,616,903
Invesco Private Prime Fund, 0.12%(d)(e)(f)	15,433,266	15,439,439
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,056,342)		22,056,342
TOTAL INVESTMENTS IN SECURITIES–109.35% (Cost $189,568,956)		254,612,225
OTHER ASSETS LESS LIABILITIES–(9.35)%		(21,762,464)
NET ASSETS–100.00%		$232,849,761

Investment Abbreviations:

ADR – American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 867,698	$ 7,848,257	$ (7,842,948)	$ -	$ -	$873,007	$ 145
Invesco Liquid Assets Portfolio, Institutional Class	861,656	5,605,898	(5,600,936)	68	19	866,705	92
Invesco Treasury Portfolio, Institutional Class	991,654	8,969,436	(8,963,367)	-	-	997,723	59
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	220,001	23,105,078	(16,708,176)	-	-	6,616,903	102	*
Invesco Private Prime Fund	330,001	41,755,856	(26,646,635)	-	217	15,439,439	1,631	*
Total	$3,271,010	$87,284,525	$(65,762,062)	$68	$236	$24,793,777	$2,029

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Health Care Fund

Portfolio Composition

By country, based on Net Assets

as of June 30, 2021

United States	90.21%
Switzerland	3.48
United Kingdom	3.11
Countries each less than 2% of portfolio	1.90
Money Market Funds Plus Other Assets Less Liabilities	1.30

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Health Care Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $164,775,455)*	$229,818,448
Investments in affiliated money market funds, at value (Cost $24,793,501)	24,793,777
Foreign currencies, at value (Cost $40,825)	40,684
Receivable for:
Investments sold	1,109,989
Fund shares sold	32,293
Dividends	235,998
Investment for trustee deferred compensation and retirement plans	73,254
Total assets	256,104,443

Liabilities:
Payable for:
Investments purchased	824,141
Fund shares reacquired	70,878
Collateral upon return of securities loaned	22,056,342
Accrued fees to affiliates	195,924
Accrued other operating expenses	25,846
Trustee deferred compensation and retirement plans	81,551
Total liabilities	23,254,682
Net assets applicable to shares outstanding	$232,849,761

Net assets consist of:
Shares of beneficial interest	$119,271,390
Distributable earnings	113,578,371
$232,849,761

Net Assets:
Series I	$155,433,821
Series II	$77,415,940

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	4,393,182
Series II	2,328,321
Series I:
Net asset value per share	$35.38
Series II:
Net asset value per share	$33.25

*	At June 30, 2021, securities with an aggregate value of $21,571,785 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $42,939)	$947,014

Dividends from affiliated money market funds (includes securities lending income of $9,267)	9,563

Total investment income	956,577

Expenses:
Advisory fees	848,102

Administrative services fees	186,766

Custodian fees	5,309

Distribution fees - Series II	93,562

Transfer agent fees	17,879

Trustees’ and officers’ fees and benefits	10,129

Reports to shareholders	5,541

Professional services fees	23,356

Other	2,681

Total expenses	1,193,325

Less: Fees waived	(793)

Net expenses	1,192,532

Net investment income (loss)	(235,955)

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	24,642,159

Affiliated investment securities	236

Foreign currencies	3,230

24,645,625

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(13,262,365)

Affiliated investment securities	68

Foreign currencies	(6,194)

(13,268,491)

Net realized and unrealized gain	11,377,134

Net increase in net assets resulting from operations	$11,141,179

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Health Care Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30, 2021	December 31, 2020

Operations:
Net investment income (loss)	$(235,955)	$121,434

Net realized gain	24,645,625	24,351,223

Change in net unrealized appreciation (depreciation)	(13,268,491)	4,448,294

Net increase in net assets resulting from operations	11,141,179	28,920,951

Distributions to shareholders from distributable earnings:
Series I	–	(3,835,331)

Series II	–	(1,795,400)

Total distributions from distributable earnings	–	(5,630,731)

Share transactions–net:
Series I	(7,682,190)	(10,234,970)

Series II	(2,193,723)	(2,188,112)

Net increase (decrease) in net assets resulting from share transactions	(9,875,913)	(12,423,082)

Net increase in net assets	1,265,266	10,867,138

Net assets:
Beginning of period	231,584,495	220,717,357

End of period	$232,849,761	$231,584,495

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Health Care Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net		Ratio of net
				(losses)								net assets		assets without		investment
	Net asset	Net		on securities		Dividends	Distributions					with fee waivers		fee waivers		income
	value,	investment		(both	Total from	from net	from net		Net asset		Net assets,	and/or		and/or		(loss)
	beginning	income		realized and	investment	investment	realized	Total	value, end	Total	end of period	expenses		expenses		to average		Portfolio
	of period	(loss)(a)		unrealized)	operations	income	gains	distributions	of period	return (b)	(000’s omitted)	absorbed		absorbed		net assets		turnover (c)
Series I
Six months ended 06/30/21	$33.69	$(0.02)		$1.71	$1.69	$–	$–	$–	$35.38	5.01%	$155,434	0.97	%(d)	0.97	%(d)	(0.12	)%(d)	31%
Year ended 12/31/20	30.23	0.04		4.26	4.30	(0.10)	(0.74)	(0.84)	33.69	14.46	155,598	0.98		0.98		0.13		46
Year ended 12/31/19	23.41	0.08		7.40	7.48	(0.01)	(0.65)	(0.66)	30.23	32.50	149,954	0.97		0.97		0.32		8
Year ended 12/31/18	26.44	0.03	(e)	0.59	0.62	–	(3.65)	(3.65)	23.41	0.90	129,377	1.00		1.00		0.10	(e)	35
Year ended 12/31/17	24.11	(0.02)		3.86	3.84	(0.10)	(1.41)	(1.51)	26.44	15.83	144,038	1.01		1.01		(0.08)		37
Year ended 12/31/16	31.75	0.09		(3.36)	(3.27)	–	(4.37)	(4.37)	24.11	(11.46)	145,408	1.04		1.04		0.31		23
Series II
Six months ended 06/30/21	31.70	(0.06)		1.61	1.55	–	–	–	33.25	4.89	77,416	1.22	(d)	1.22	(d)	(0.37	)(d)	31
Year ended 12/31/20	28.49	(0.03)		4.01	3.98	(0.03)	(0.74)	(0.77)	31.70	14.20	75,986	1.23		1.23		(0.12)		46
Year ended 12/31/19	22.14	0.02		6.98	7.00	–	(0.65)	(0.65)	28.49	32.18	70,763	1.22		1.22		0.07		8
Year ended 12/31/18	25.25	(0.04	)(e)	0.58	0.54	–	(3.65)	(3.65)	22.14	0.62	60,306	1.25		1.25		(0.15	)(e)	35
Year ended 12/31/17	23.07	(0.08)		3.69	3.61	(0.02)	(1.41)	(1.43)	25.25	15.55	67,240	1.26		1.26		(0.33)		37
Year ended 12/31/16	30.65	0.02		(3.23)	(3.21)	–	(4.37)	(4.37)	23.07	(11.69)	69,190	1.29		1.29		0.06		23

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $152,565 and $75,470 for Series I and Series II shares, respectively.
(e)

Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the year ended December 31, 2018. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.00 and (0.03)%, $(0.07) and (0.28)%, for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Health Care Fund

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Health Care Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per

Invesco V.I. Health Care Fund

share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

Invesco V.I. Health Care Fund

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

M.

Other Risks – The Fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.750%

Next $250 million	0.740%

Next $500 million	0.730%

Next $1.5 billion	0.720%

Next $2.5 billion	0.710%

Next $2.5 billion	0.700%

Next $2.5 billion	0.690%

Over $10 billion	0.680%

For the six months ended June 30, 2021, the effective advisory fee rate incurred by the Fund was 0.75% .

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2021, the Adviser waived advisory fees of $793.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2021, Invesco was paid $17,259 for accounting and fund administrative services and was reimbursed $169,507 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2021, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2021, the Fund incurred $1,539 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

Invesco V.I. Health Care Fund

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$223,912,591	$5,905,857	$–	$229,818,448

Money Market Funds	2,737,435	22,056,342	–	24,793,777

Total Investments	$226,650,026	$27,962,199	$–	$254,612,225

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2020.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $70,579,779 and $81,389,157, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$69,135,118

Aggregate unrealized (depreciation) of investments	(4,291,207)

Net unrealized appreciation of investments	$64,843,911

Cost of investments for tax purposes is $ 189,768,314.

Invesco V.I. Health Care Fund

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2021(a)		December 31, 2020

	Shares	Amount	Shares	Amount

Sold:
Series I	270,444	$9,106,208	688,939	$20,193,172

Series II	138,170	4,386,864	296,254	8,256,245

Issued as reinvestment of dividends:
Series I	-	-	124,161	3,835,331

Series II	-	-	61,740	1,795,400

Reacquired:
Series I	(495,411)	(16,788,398)	(1,155,847)	(34,263,473)

Series II	(206,759)	(6,580,587)	(444,589)	(12,239,757)

Net increase (decrease) in share activity	(293,556)	$(9,875,913)	(429,342)	$(12,423,082)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Health Care Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,050.10	$4.93	$1,019.98	$4.86	0.97%
Series II	1,000.00	1,048.90	6.20	1,018.74	6.11	1.22

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Health Care Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Health Care Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the MSCI World Health Care Index (Index). The Board noted that performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one year period, the third quintile for the three year period, and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one and three year periods and reasonably comparable to the performance of the Index for the five year period. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe and specifically that the Fund’s peer group includes funds that are more narrowly focused in certain health care sub-sectors than the Fund. The Board noted that stock selection in certain health care industries negatively impacted performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that

Invesco V.I. Health Care Fund

selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with

Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Health Care Fund

Semiannual Report to Shareholders	June 30, 2021

Invesco V.I. High Yield Fund

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VIHYI-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/20 to 6/30/21, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	3.04%
Series II Shares	3.08
Bloomberg Barclays U.S. Aggregate Bond Index▼ (Broad Market Index)	-1.60
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Cap Index▼ (Style-Specific Index)	3.61
Lipper VUF High Yield Bond Funds Classification Average∎ (Peer Group)	3.48

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.
The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.
The Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged index considered representative of the US high-yield, fixed-rate corporate bond market. Index weights for each issuer are capped at 2%.
The Lipper VUF High Yield Bond Funds Classification Average represents an average of all variable insurance underlying funds in the Lipper High Yield Bond Funds classification.
The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/21

Series I Shares
Inception (5/1/98)	4.37%
10 Years	5.23
5 Years	5.48
1 Year	15.19

Series II Shares
Inception (3/26/02)	6.40%
10 Years	4.98
5 Years	5.21
1 Year	14.85

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. High Yield Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance data at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. High Yield Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. High Yield Fund

Schedule of Investments(a)

June 30, 2021

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–88.88%
Aerospace & Defense–0.53%
Bombardier, Inc. (Canada), 6.00%, 10/15/2022(b)	$206,000	$206,679

TransDigm UK Holdings PLC, 6.88%, 05/15/2026	600,000	634,809

		841,488

Airlines–3.35%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(b)	1,911,000	2,025,660

5.75%, 04/20/2029(b)	278,000	300,935

Delta Air Lines, Inc.,
7.00%, 05/01/2025(b)	1,268,000	1,480,610

7.38%, 01/15/2026	600,000	704,476

United Airlines, Inc., 4.38%, 04/15/2026(b)	768,000	795,978

		5,307,659

Alternative Carriers–0.12%
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	162,000	184,608

Apparel Retail–0.48%
L Brands, Inc.,
6.88%, 11/01/2035	253,000	320,677

6.75%, 07/01/2036	354,000	444,093

		764,770

Auto Parts & Equipment–1.15%
Clarios Global L.P., 6.75%, 05/15/2025(b)	148,000	157,988

Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	615,000	671,242

Dana, Inc.,
5.38%, 11/15/2027	122,000	130,111

5.63%, 06/15/2028	70,000	75,894

NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	750,000	783,750

		1,818,985

Automobile Manufacturers–2.98%
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	256,000	266,723

3.75%, 01/30/2031(b)	777,000	764,661

Ford Motor Co.,
8.50%, 04/21/2023	597,000	666,968

9.00%, 04/22/2025	208,000	256,702

9.63%, 04/22/2030	111,000	159,430

4.75%, 01/15/2043	315,000	335,081

Ford Motor Credit Co. LLC,
5.13%, 06/16/2025	204,000	224,910

3.38%, 11/13/2025	251,000	260,588

4.39%, 01/08/2026	282,000	304,912

5.11%, 05/03/2029	684,000	766,655

J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	686,000	726,008

		4,732,638

	Principal Amount	Value

Automotive Retail–1.50%
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	$767,000	$781,431

LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	786,000	806,633

Lithia Motors, Inc., 3.88%, 06/01/2029(b)	755,000	783,539

		2,371,603

Broadcasting–0.60%
Gray Television, Inc., 7.00%, 05/15/2027(b)	872,000	945,693

Cable & Satellite–3.19%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 02/15/2026(b)	562,000	582,178

5.00%, 02/01/2028(b)	1,722,000	1,808,100

CSC Holdings LLC, 6.50%, 02/01/2029(b)	745,000	826,101

DISH DBS Corp.,
7.75%, 07/01/2026	227,000	257,361

7.38%, 07/01/2028	302,000	325,369

DISH Network Corp., Conv., 3.38%, 08/15/2026	552,000	564,696

UPC Holding B.V. (Netherlands), 5.50%, 01/15/2028(b)	655,000	688,461

		5,052,266

Casinos & Gaming–4.29%
Codere Finance 2 (Luxembourg) S.A. (Spain), 7.13% PIK Rate, 4.50% Cash Rate, 11/01/2023(b)(c)	463,960	343,312

Everi Holdings, Inc., 5.00%, 07/15/2029(b)	241,000	241,000

MGM Resorts International,
7.75%, 03/15/2022	440,000	460,438

6.00%, 03/15/2023	999,000	1,070,603

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(b)	785,000	786,963

Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(b)	1,085,000	1,135,073

Scientific Games International, Inc.,
8.63%, 07/01/2025(b)	294,000	322,298

8.25%, 03/15/2026(b)	417,000	447,745

7.00%, 05/15/2028(b)	439,000	480,354

Station Casinos LLC, 4.50%, 02/15/2028(b)	765,000	779,569

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(b)	698,000	738,222

		6,805,577

Computer & Electronics Retail–0.26%
Dell International LLC/EMC Corp., 7.13%, 06/15/2024(b)	396,000	407,120

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Construction & Engineering–0.91%
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	$765,000	$790,168

New Enterprise Stone & Lime Co., Inc.,
6.25%, 03/15/2026(b)	339,000	349,260

9.75%, 07/15/2028(b)	276,000	310,293

		1,449,721

Consumer Finance–2.64%
Navient Corp.,
7.25%, 09/25/2023	1,038,000	1,148,552

5.00%, 03/15/2027	215,000	222,901

5.63%, 08/01/2033	400,000	387,218

OneMain Finance Corp.,
5.38%, 11/15/2029	1,485,000	1,618,264

4.00%, 09/15/2030	815,000	808,888

		4,185,823

Copper–0.99%
First Quantum Minerals Ltd. (Zambia),
7.50%, 04/01/2025(b)	1,028,000	1,069,259

6.88%, 03/01/2026(b)	477,000	499,590

		1,568,849

Department Stores–1.43%
Macy’s Retail Holdings LLC, 4.50%, 12/15/2034	407,000	384,874

Macy’s, Inc., 8.38%, 06/15/2025(b)	1,707,000	1,884,024

		2,268,898

Distributors–0.63%
Core & Main Holdings L.P., 9.38% PIK Rate, 8.63% Cash Rate, 09/15/2024(b)(c)	975,000	998,273

Diversified Banks–0.90%
Credit Agricole S.A. (France), 8.13%(b)(d)(e)	507,000	617,709

Natwest Group PLC (United Kingdom), 6.00%(d)(e)	720,000	804,298

		1,422,007

Diversified Capital Markets–0.50%
Credit Suisse Group AG (Switzerland), 7.50%(b)(d)(e)	730,000	795,700

Diversified Chemicals–0.52%
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.13%, 04/01/2029(b)	813,000	832,459

Diversified REITs–0.72%
DigitalBridge Group, Inc., Conv., 5.00%, 04/15/2023	268,000	277,417

iStar, Inc., 4.75%, 10/01/2024	821,000	865,170

		1,142,587

Electric Utilities–1.58%
Talen Energy Supply LLC, 7.63%, 06/01/2028(b)	1,051,000	984,934

Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	259,000	269,036

5.00%, 07/31/2027(b)	458,000	470,769

4.38%, 05/01/2029(b)	777,000	781,857

		2,506,596

	Principal Amount	Value

Electrical Components & Equipment–1.04%
EnerSys,
5.00%, 04/30/2023(b)	$342,000	$358,223

4.38%, 12/15/2027(b)	350,000	365,171

Sensata Technologies B.V.,
4.88%, 10/15/2023(b)	546,000	586,528

4.00%, 04/15/2029(b)	329,000	334,373

		1,644,295

Environmental & Facilities Services–1.22%
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	1,870,000	1,937,021

Fertilizers & Agricultural Chemicals–0.76%
OCI N.V. (Netherlands),
5.25%, 11/01/2024(b)	416,000	429,753

4.63%, 10/15/2025(b)	745,000	779,341

		1,209,094

Food Distributors–0.50%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/2028(b)	775,000	795,231

Food Retail–1.93%
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(b)	705,000	778,144

SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/2028(b)	1,071,000	1,126,103

Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/2029(b)	1,149,000	1,160,455

		3,064,702

Health Care Facilities–1.06%
Encompass Health Corp., 4.50%, 02/01/2028	749,000	778,132

HCA, Inc.,
5.38%, 02/01/2025	506,000	571,401

5.88%, 02/15/2026	290,000	335,820

		1,685,353

Health Care REITs–1.00%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	786,000	803,716

Diversified Healthcare Trust,
9.75%, 06/15/2025	71,000	78,726

4.38%, 03/01/2031	739,000	709,071

		1,591,513

Health Care Services–4.25%
Akumin, Inc., 7.00%, 11/01/2025(b)	1,675,000	1,743,876

Community Health Systems, Inc.,
6.63%, 02/15/2025(b)	338,000	357,854

8.00%, 03/15/2026(b)	673,000	726,009

8.00%, 12/15/2027(b)	337,000	375,369

DaVita, Inc.,
4.63%, 06/01/2030(b)	303,000	311,929

3.75%, 02/15/2031(b)	892,000	857,435

Global Medical Response, Inc., 6.50%, 10/01/2025(b)	522,000	538,052

Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	1,021,000	1,067,624

MEDNAX, Inc., 6.25%, 01/15/2027(b)	698,000	741,098

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Health Care Services–(continued)
RP Escrow Issuer LLC, 5.25%, 12/15/2025(b)	$28,000	$29,316

		6,748,562

Homebuilding–1.74%
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/2027(b)	1,249,000	1,401,328

Lennar Corp., 5.38%, 10/01/2022	254,000	269,179

Taylor Morrison Communities, Inc., 6.63%, 07/15/2027(b)	1,018,000	1,092,869

		2,763,376

Hotels, Resorts & Cruise Lines–0.43%
Carnival Corp., 10.50%, 02/01/2026(b)	584,000	680,678

Household Products–0.99%
Energizer Holdings, Inc., 4.38%, 03/31/2029(b)	730,000	731,745

Prestige Brands, Inc., 3.75%, 04/01/2031(b)	876,000	846,325

		1,578,070

Independent Power Producers & Energy Traders–1.80%
Calpine Corp.,
4.50%, 02/15/2028(b)	600,000	612,750

3.75%, 03/01/2031(b)	785,000	748,635

Clearway Energy Operating LLC,
4.75%, 03/15/2028(b)	828,000	869,574

3.75%, 02/15/2031(b)	626,000	623,712

		2,854,671

Industrial Machinery–1.19%
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)	507,000	502,985

EnPro Industries, Inc., 5.75%, 10/15/2026	563,000	595,941

Mueller Water Products, Inc., 4.00%, 06/15/2029(b)	759,000	780,912

		1,879,838

Integrated Oil & Gas–1.57%
Occidental Petroleum Corp.,
2.90%, 08/15/2024	333,000	340,909

8.50%, 07/15/2027	216,000	272,733

6.13%, 01/01/2031	734,000	864,491

6.20%, 03/15/2040	328,000	371,578

4.10%, 02/15/2047	691,000	644,361

		2,494,072

Integrated Telecommunication Services–2.00%
Altice France S.A. (France),
7.38%, 05/01/2026(b)	774,000	805,873

8.13%, 02/01/2027(b)	355,000	387,216

5.13%, 07/15/2029(b)	401,000	403,466

Embarq Corp., 8.00%, 06/01/2036	446,000	506,166

Level 3 Financing, Inc., 3.75%, 07/15/2029(b)	1,099,000	1,070,151

		3,172,872

	Principal Amount	Value

Interactive Home Entertainment–0.49%
Cinemark USA, Inc., 5.88%, 03/15/2026(b)	$737,000	$773,574

Interactive Media & Services–1.43%
Audacy Capital Corp., 6.75%, 03/31/2029(b)	1,121,000	1,165,851

Scripps Escrow II, Inc., 3.88%, 01/15/2029(b)	729,000	724,269

5.38%, 01/15/2031(b)	375,000	374,286

		2,264,406

Internet & Direct Marketing Retail–0.74%
QVC, Inc.,
4.38%, 09/01/2028	369,000	376,891

5.45%, 08/15/2034	757,000	791,788

		1,168,679

Investment Banking & Brokerage–0.66%
NFP Corp.,
4.88%, 08/15/2028(b)	298,000	303,224

6.88%, 08/15/2028(b)	705,000	744,290

		1,047,514

IT Consulting & Other Services–0.75%
Gartner, Inc.,
4.50%, 07/01/2028(b)	759,000	802,593

3.63%, 06/15/2029(b)	374,000	380,078

		1,182,671

Managed Health Care–1.12%
Centene Corp.,
5.38%, 08/15/2026(b)	320,000	334,846

4.63%, 12/15/2029	1,008,000	1,109,828

3.00%, 10/15/2030	322,000	331,187

		1,775,861

Metal & Glass Containers–1.01%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028(b)	800,000	800,483

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/2025(b)	759,000	798,847

		1,599,330

Movies & Entertainment–0.73%
Netflix, Inc.,
5.88%, 11/15/2028	556,000	683,165

5.38%, 11/15/2029(b)	395,000	480,299

		1,163,464

Oil & Gas Drilling–3.42%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	774,000	817,623

Nabors Industries, Inc., 5.75%, 02/01/2025	965,000	889,730

NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	954,000	1,002,892

Precision Drilling Corp. (Canada), 6.88%, 01/15/2029(b)	782,000	806,438

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Oil & Gas Drilling–(continued)
Rockies Express Pipeline LLC,
4.80%, 05/15/2030(b)	$600,000	$601,146

6.88%, 04/15/2040(b)	474,000	501,904

Valaris Ltd., 8.25% PIK Rate, 8.25% Cash Rate, 04/30/2028(b)(c)	780,000	812,565

		5,432,298

Oil & Gas Equipment & Services–1.03%
Bristow Group, Inc., 6.88%, 03/01/2028(b)	809,000	826,341

USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	750,000	802,710

		1,629,051

Oil & Gas Exploration & Production–7.22%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	2,124,000	2,302,363

Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
9.00%, 11/01/2027(b)	276,000	382,499

8.25%, 12/31/2028(b)	95,000	104,690

Callon Petroleum Co., 8.00%, 08/01/2028(b)	783,000	792,787

CNX Resources Corp., 7.25%, 03/14/2027(b)	661,000	709,233

EQT Corp.,
3.13%, 05/15/2026(b)	313,000	321,171

3.63%, 05/15/2031(b)	467,000	488,043

Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	1,052,000	1,056,734

8.00%, 01/15/2027	627,000	659,526

7.75%, 02/01/2028	219,000	226,621

Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/2028(b)	451,000	480,430

5.75%, 02/01/2029(b)	246,000	256,801

Northern Oil and Gas, Inc., 8.13%, 03/01/2028(b)	1,145,000	1,235,249

Ovintiv Exploration, Inc., 5.63%, 07/01/2024	442,000	492,383

SM Energy Co.,
5.00%, 01/15/2024	383,000	383,965

10.00%, 01/15/2025(b)	227,000	256,914

6.75%, 09/15/2026	766,000	780,362

6.63%, 01/15/2027	503,000	517,839

		11,447,610

Oil & Gas Refining & Marketing–0.74%
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)	1,151,000	1,177,531

Oil & Gas Storage & Transportation–1.33%
NGL Energy Partners L.P./NGL Energy Finance Corp.,
7.50%, 11/01/2023	111,000	109,474

7.50%, 04/15/2026	484,000	442,618

Oasis Midstream Partners L.P./OMP Finance Corp., 8.00%, 04/01/2029(b)	1,468,000	1,564,792

		2,116,884

	Principal Amount	Value

Packaged Foods & Meats–2.87%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/2029(b)	$691,000	$777,399

Kraft Heinz Foods Co. (The),
6.88%, 01/26/2039	421,000	606,278

5.00%, 06/04/2042	381,000	466,113

4.88%, 10/01/2049	645,000	784,699

5.50%, 06/01/2050	922,000	1,199,230

Post Holdings, Inc.,
5.63%, 01/15/2028(b)	366,000	389,073

4.63%, 04/15/2030(b)	327,000	332,912

		4,555,704

Paper Products–0.49%
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	739,000	784,958

Pharmaceuticals–2.25%
AdaptHealth LLC, 6.13%, 08/01/2028(b)	728,000	776,190

Bausch Health Americas, Inc., 9.25%, 04/01/2026(b)	384,000	418,157

Bausch Health Cos., Inc.,
9.00%, 12/15/2025(b)	1,207,000	1,295,775

6.25%, 02/15/2029(b)	403,000	399,091

Endo DAC/Endo Finance LLC/Endo Finco, Inc.,
9.50%, 07/31/2027(b)	89,000	90,892

6.00%, 06/30/2028(b)	112,000	75,673

Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	497,000	508,761

		3,564,539

Railroads–0.45%
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)	717,000	717,717

Research & Consulting Services–0.25%
Dun & Bradstreet Corp. (The),
6.88%, 08/15/2026(b)	210,000	223,334

10.25%, 02/15/2027(b)	160,000	177,253

		400,587

Restaurants–0.70%
IRB Holding Corp.,
7.00%, 06/15/2025(b)	113,000	122,268

6.75%, 02/15/2026(b)	956,000	991,372

		1,113,640

Retail REITs–0.49%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	726,000	775,912

Security & Alarm Services–0.57%
Brink’s Co. (The),
5.50%, 07/15/2025(b)	71,000	75,631

4.63%, 10/15/2027(b)	799,000	834,112

		909,743

Specialized Consumer Services–1.08%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	787,000	786,850

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Specialized Consumer Services–(continued)
Terminix Co. LLC (The), 7.45%, 08/15/2027	$790,000	$928,041

		1,714,891

Specialized REITs–0.68%
SBA Communications Corp., 3.88%, 02/15/2027	1,043,000	1,073,638

Specialty Chemicals–0.96%
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(b)	1,462,000	1,525,962

Steel–1.48%
Cleveland-Cliffs, Inc.,
9.88%, 10/17/2025(b)	285,000	334,379

5.88%, 06/01/2027	238,000	250,495

6.25%, 10/01/2040	180,000	190,752

Commercial Metals Co., 3.88%, 02/15/2031	778,000	783,835

SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	784,000	784,000

		2,343,461

Systems Software–2.59%
Boxer Parent Co., Inc., 9.13%, 03/01/2026(b)	1,132,000	1,198,980

Camelot Finance S.A., 4.50%, 11/01/2026(b)	2,003,000	2,102,309

Clarivate Science Holdings Corp., 4.88%, 06/30/2029(b)	788,000	809,670

		4,110,959

Textiles–0.50%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 7.50%, 05/01/2025(b)	814,000	786,527

Thrifts & Mortgage Finance–0.48%
NMI Holdings, Inc., 7.38%, 06/01/2025(b)	656,000	753,856

Trading Companies & Distributors–0.29%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(d)	434,000	464,352

Wireless Telecommunication Services–1.33%
Sprint Corp.,
7.88%, 09/15/2023	1,476,000	1,678,693

7.63%, 02/15/2025	284,000	337,784

7.63%, 03/01/2026	75,000	91,697

		2,108,174

Total U.S. Dollar Denominated Bonds & Notes (Cost $135,863,934)		140,986,161

Variable Rate Senior Loan Interests–5.95%(f)(g)
Health Care Equipment–0.45%
Radiology Partners, Inc., First Lien Term Loan B, 4.33% (1 mo. USD LIBOR + 4.25%), 07/09/2025	715,000	715,697

Health Care Services–0.90%
Global Medical Response, Inc., Term Loan, 5.75% (1 mo. USD LIBOR + 4.75%), 10/02/2025	712,420	716,427

	Principal Amount	Value

Health Care Services–(continued)
Surgery Center Holdings, Inc., Term Loan, 4.50% (1 mo. USD LIBOR + 3.75%), 09/03/2026	$712,364	$716,204

		1,432,631

Home Improvement Retail–0.05%
SRS Distribution, Inc., Incremental Term Loan, -%, 05/25/2025(h)	75,845	75,940

Hotels, Resorts & Cruise Lines–0.46%
Four Seasons Hotels Ltd. (Canada), First Lien Term Loan, 2.10% (3 mo. USD LIBOR + 2.00%), 11/30/2023	726,198	724,735

Metal & Glass Containers–0.45%
Flex Acquisition Co., Inc., Incremental Term Loan B, 3.45% (3 mo. USD LIBOR + 3.25%), 06/29/2025	714,310	708,346

Oil & Gas Exploration & Production–0.17%
Ascent Resources Utica Holdings LLC, Term Loan, 10.00% (1 mo. USD LIBOR + 9.00%), 11/01/2025	239,000	264,692

Paper Packaging–0.45%
Graham Packaging Co., Inc., Term Loan, 3.75% (1 mo. USD LIBOR + 3.00%), 08/04/2027	718,200	718,405

Paper Products–0.99%
Schweitzer-Mauduit International, Inc. (SWM International), Term Loan B, 4.75% (1 mo. USD LIBOR + 3.75%), 02/23/2028(i)	1,588,000	1,572,120

Pharmaceuticals–0.98%
Endo LLC, Term Loan, 5.75% (1 mo. USD LIBOR + 5.00%), 03/10/2028	728,175	704,738

Valeant Pharmaceuticals International, Inc. (Canada), First Lien Incremental Term Loan, 2.85% (3 mo. USD LIBOR + 2.75%), 11/27/2025	857,036	851,478

		1,556,216

Restaurants–0.27%
IRB Holding Corp., First Lien Term Loan B, 4.25% (1 mo. USD LIBOR + 3.25%), 12/01/2027	429,920	430,425

Specialty Stores–0.78%
PetSmart, Inc., First Lien Term Loan B, 4.50% (1 mo. USD LIBOR + 3.75%), 01/28/2028	1,242,333	1,244,818

Total Variable Rate Senior Loan Interests (Cost $9,433,004)		9,444,025

Non-U.S. Dollar Denominated Bonds & Notes–1.17%(j)
Building Products–0.43%
Maxeda DIY Holding B.V. (Netherlands), 5.88%, 10/01/2026(b) EUR	560,000	683,116

Casinos & Gaming–0.20%
Codere Finance 2 (Luxembourg) S.A. (Spain), 10.75%, 09/30/2023(b) EUR	253,000	320,245

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

		Principal Amount	Value

Food Retail–0.47%
Iceland Bondco PLC (United Kingdom), 4.63%, 03/15/2025(b)	GBP	542,000	$739,908

Textiles–0.07%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 5.38%, 05/01/2023(b)	EUR	100,000	113,654

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,791,474)			1,856,923

		Shares
Common Stocks & Other Equity Interests–0.06%

Oil & Gas Drilling–0.06%
Valaris Ltd.(k)		3,012	86,986

Other Diversified Financial Services–0.00%
SW Acquisition L.P.(i)		1	0

Total Common Stocks & Other Equity Interests (Cost $56,223)			86,986

	Shares	Value

Money Market Funds–3.12%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(l)(m)	1,610,441	$1,610,441

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(l)(m)	1,497,375	1,497,974

Invesco Treasury Portfolio, Institutional Class, 0.01%(l)(m)	1,840,504	1,840,504

Total Money Market Funds (Cost $4,948,771)		4,948,919

TOTAL INVESTMENTS IN SECURITIES–99.18% (Cost $152,093,406)		157,323,014

OTHER ASSETS LESS LIABILITIES–0.82%		1,299,403

NET ASSETS–100.00%		$158,622,417

Investment Abbreviations:
Conv.	– Convertible
EUR	– Euro
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2021 was $103,268,537, which represented 65.10% of the Fund’s Net Assets.

(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(g)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(h)	This variable rate interest will settle after June 30, 2021, at which time the interest rate will be determined.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(j)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(k)	Non-income producing security.
(l)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,570,848	$19,758,192	$(19,718,599)	$-	$-	$1,610,441	$380
Invesco Liquid Assets Portfolio, Institutional Class	1,210,198	14,112,994	(13,825,339)	121	-	1,497,974	226
Invesco Treasury Portfolio, Institutional Class	1,795,255	22,580,791	(22,535,542)	-	-	1,840,504	152
Total	$4,576,301	$56,451,977	$(56,079,480)	$121	$-	$4,948,919	$758

(m)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

Open Forward Foreign Currency Contracts
Settlement		Contract to		Unrealized
Date	Counterparty	Deliver	Receive	Appreciation
Currency Risk
08/17/2021	Canadian Imperial Bank of Commerce	GBP 500,000	USD 707,797	$16,068
08/17/2021	State Street Bank & Trust Co.	EUR 1,705,000	USD 2,075,776	52,182
Total Forward Foreign Currency Contracts				$68,250

Abbreviations:
EUR – Euro
GBP – British Pound Sterling
USD – U.S. Dollar

Portfolio Composition*

By credit quality, based on total investments

as of June 30, 2021

BBB	1.50%
BB	42.79
B	39.83
CCC	13.07
Non-Rated	2.81

*

Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $147,144,635)	$152,374,095

Investments in affiliated money market funds, at value (Cost $4,948,771)	4,948,919

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	68,250

Cash	8,959

Foreign currencies, at value (Cost $969,729)	956,110

Receivable for:
Investments sold	865,223

Fund shares sold	62,269

Dividends	79

Interest	2,337,505

Investments matured, at value	0

Investment for trustee deferred compensation and retirement plans	64,260

Total assets	161,685,669

Liabilities:
Payable for:
Investments purchased	2,776,795

Fund shares reacquired	13,170

Accrued fees to affiliates	149,297

Accrued other operating expenses	43,217

Trustee deferred compensation and retirement plans	70,108

Collateral with broker	10,665

Total liabilities	3,063,252

Net assets applicable to shares outstanding	$158,622,417

Net assets consist of:
Shares of beneficial interest	$168,606,535

Distributable earnings (loss)	(9,984,118)

$158,622,417

Net Assets:
Series I	$49,436,372

Series II	$109,186,045

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	9,114,251

Series II	20,375,878

Series I:
Net asset value per share	$5.42

Series II:
Net asset value per share	$5.36

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:
Interest	$3,589,094

Dividends from affiliated money market funds	758

Total investment income	3,589,852

Expenses:
Advisory fees	470,158

Administrative services fees	124,121

Custodian fees	2,075

Distribution fees - Series II	130,991

Transfer agent fees	14,049

Trustees’ and officers’ fees and benefits	11,177

Reports to shareholders	5,814

Professional services fees	78,114

Other	4,502

Total expenses	841,001

Less: Fees waived	(1,776)

Net expenses	839,225

Net investment income	2,750,627

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	954,602

Foreign currencies	2,740

Forward foreign currency contracts	(76,657)

880,685

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	820,699

Affiliated investment securities	121

Foreign currencies	(32,609)

Forward foreign currency contracts	147,413

935,624

Net realized and unrealized gain	1,816,309

Net increase in net assets resulting from operations	$4,566,936

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30, 2021	December 31, 2020

Operations:
Net investment income	$2,750,627	$7,175,065

Net realized gain (loss)	880,685	(6,483,781)

Change in net unrealized appreciation	935,624	3,081,935

Net increase in net assets resulting from operations	4,566,936	3,773,219

Distributions to shareholders from distributable earnings:
Series I	–	(2,376,198)

Series II	–	(5,617,153)

Total distributions from distributable earnings	–	(7,993,351)

Share transactions–net:
Series I	3,445,791	(4,610,355)

Series II	2,498,917	1,822,978

Net increase (decrease) in net assets resulting from share transactions	5,944,708	(2,787,377)

Net increase (decrease) in net assets	10,511,644	(7,007,509)

Net assets:
Beginning of period	148,110,773	155,118,282

End of period	$158,622,417	$148,110,773

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/21	$5.26	$0.10	$0.06	$0.16	$–	$5.42	3.04%	$49,436	0.95	%(d)	0.95	%(d)	3.82	%(d)	58%
Year ended 12/31/20	5.41	0.28	(0.12)	0.16	(0.31)	5.26	3.32	44,543	0.93		0.94		5.39		89
Year ended 12/31/19	5.06	0.29	0.39	0.68	(0.33)	5.41	13.51	50,190	0.88		0.89		5.45		54
Year ended 12/31/18	5.51	0.26	(0.43)	(0.17)	(0.28)	5.06	(3.35)	55,703	1.17		1.17		4.84		66
Year ended 12/31/17	5.40	0.26	0.08	0.34	(0.23)	5.51	6.30	80,372	0.99		1.00		4.73		73

Year ended 12/31/16	5.06	0.28	0.28	0.56	(0.22)	5.40	11.21	94,653	0.96		0.96		5.25		99
Series II
Six months ended 06/30/21	5.20	0.09	0.07	0.16	–	5.36	3.08	109,186	1.20	(d)	1.20	(d)	3.57	(d)	58
Year ended 12/31/20	5.36	0.26	(0.12)	0.14	(0.30)	5.20	2.90	103,568	1.18		1.19		5.14		89
Year ended 12/31/19	5.02	0.28	0.37	0.65	(0.31)	5.36	13.16	104,929	1.13		1.14		5.20		54
Year ended 12/31/18	5.46	0.25	(0.42)	(0.17)	(0.27)	5.02	(3.43)	86,236	1.42		1.42		4.59		66
Year ended 12/31/17	5.36	0.25	0.07	0.32	(0.22)	5.46	5.93	91,802	1.24		1.25		4.48		73
Year ended 12/31/16	5.03	0.26	0.28	0.54	(0.21)	5.36	10.83	82,971	1.21		1.21		5.00		99

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $46,036 and $105,662 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. High Yield Fund

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. High Yield Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

    The Fund’s investment objective is total return, comprised of current income and capital appreciation.

    The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income

Invesco V.I. High Yield Fund

and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

J.

Lower-Rated Securities – The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

K.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement

Invesco V.I. High Yield Fund

based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.

LIBOR Risk – The Fund may invest in financial instruments that utilize LIBOR as the reference or benchmark rate for variable interest rate calculations. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Although many LIBOR rates will be phased out at the end of 2021 as originally intended, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to the Fund.

N.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

O.

Other Risks – The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $200 million	0.625%

Next $300 million	0.550%

Next $500 million	0.500%

Over $1 billion	0.450%

    For the six months ended June 30, 2021, the effective advisory fee rate incurred by the Fund was 0.62%.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

    Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

    For the six months ended June 30, 2021, the Adviser waived advisory fees of $1,776.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2021, Invesco was paid $11,283 for accounting and fund administrative services and was reimbursed $112,838 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the

Invesco V.I. High Yield Fund

annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2021, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$–	$140,986,161	$–	$140,986,161

Variable Rate Senior Loan Interests	–	7,871,905	1,572,120	9,444,025

Non-U.S. Dollar Denominated Bonds & Notes	–	1,856,923	–	1,856,923

Common Stocks & Other Equity Interests	86,986	–	0	86,986

Money Market Funds	4,948,919	–	–	4,948,919

Total Investments in Securities	5,035,905	150,714,989	1,572,120	157,323,014

Other Investments - Assets*

Investments Matured	–	–	0	0

Forward Foreign Currency Contracts	–	68,250	–	68,250

Total Investments	$5,035,905	$150,783,239	$1,572,120	$157,391,264

*	Forward foreign currency contracts are valued at unrealized appreciation. Investments matured are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2021:

Value
Derivative Assets	Currency Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$68,250

Derivatives not subject to master netting agreements	-

Total Derivative Assets subject to master netting agreements	$68,250

Invesco V.I. High Yield Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2021.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Canadian Imperial Bank of Commerce	$16,068	$-	$16,068	$-	$-	$16,068

State Street Bank & Trust Co.	52,182	-	52,182	-	-	52,182

Total	$68,250	$-	$68,250	$-	$-	$68,250

Effect of Derivative Investments for the six months ended June 30, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Currency Risk

Realized Gain (Loss):
Forward foreign currency contracts	$ (76,657)

Change in Net Unrealized Appreciation:
Forward foreign currency contracts	147,413

Total	$ 70,756

The table below summarizes the average notional value of derivatives held during the period.

Forward
Foreign Currency
Contracts

Average notional value	$2,591,022

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of December 31, 2020, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$8,283,733	$17,964,504	$26,248,237

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Invesco V.I. High Yield Fund

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $94,036,266 and $84,392,451, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$5,920,500

Aggregate unrealized (depreciation) of investments	(655,211)

Net unrealized appreciation of investments	$5,265,289

    Cost of investments for tax purposes is $152,125,975.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2021(a)		December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Series I	4,685,065	$24,974,862	17,479,158	$90,315,593

Series II	1,154,688	6,075,999	2,661,078	13,309,998

Issued as reinvestment of dividends:
Series I	-	-	476,192	2,376,198

Series II	-	-	1,137,075	5,617,153

Reacquired:
Series I	(4,037,653)	(21,529,071)	(18,762,181)	(97,302,146)

Series II	(680,734)	(3,577,082)	(3,475,105)	(17,104,173)

Net increase (decrease) in share activity	1,121,366	$5,944,708	(483,783)	$(2,787,377)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 76% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. High Yield Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

    The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,030.40	$4.78	$1,020.08	$4.76	0.95%
Series II	1,000.00	1,030.80	6.04	1,018.84	6.01	1.20

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. High Yield Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. High Yield Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Cap Index (Index). The Board noted that performance of Series I shares of the Fund was in the fourth quintile of its performance universe for one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that the Fund’s security selection in certain industries and sectors and exposure to longer duration credits, as well as unsuccessful credit hedges, negatively impacted Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco V.I. High Yield Fund

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. High Yield Fund

Semiannual Report to Shareholders	June 30, 2021

Invesco V.I. International Growth Fund

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/ esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VIIGR-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/20 to 6/30/21, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	6.37%
Series II Shares	6.26
MSCI All Country World ex-USA Index▼ (Broad Market Index)	9.16
Custom Invesco International Growth Index∎ (Style-Specific Index)	6.52
Lipper VUF International Large-Cap Growth Funds Index♦ (Peer Group Index)	7.80
Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.; ♦Lipper Inc.

The MSCI All Country World ex-USA® Index is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Custom Invesco International Growth Index is composed of the MSCI EAFE® Growth Index through February 28, 2013, and the MSCI All Country World ex-U.S. Growth Index thereafter. The MSCI EAFE® Growth Index is an unmanaged index considered representative of growth stocks of Europe, Australasia and the Far East. The MSCI All Country World ex-U.S. Growth Index is a market capitalization weighted index that includes growth companies in developed and emerging markets, excluding the US. Both MSCI indexes are computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper VUF International Large-Cap Growth Funds Index is an unmanaged index considered representative of international large-cap growth variable insurance underlying funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/21
Series I Shares
Inception (5/5/93)	7.52%
10 Years	6.70
5 Years	10.32
1 Year	32.16

Series II Shares
Inception (9/19/01)	7.79%
10 Years	6.43
5 Years	10.04
1 Year	31.82

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Invesco V.I. International Growth Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. International Growth Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. International Growth Fund

Schedule of Investments

June 30, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.33%
Australia–0.59%
CSL Ltd.	40,060	$8,569,943

Brazil–2.36%
B3 S.A. - Brasil, Bolsa, Balcao	10,183,002	34,436,064

Canada–7.01%
Bank of Nova Scotia (The)	179,808	11,694,192
Canadian National Railway Co.(a)	143,348	15,124,625
CGI, Inc., Class A(b)	479,100	43,438,244
Magna International, Inc.	198,796	18,405,790
Ritchie Bros. Auctioneers, Inc.	231,996	13,753,942
		102,416,793

China–12.52%
Alibaba Group Holding Ltd., ADR(b)	162,493	36,850,163
China Mengniu Dairy Co. Ltd.	3,969,000	24,000,701
JD.com, Inc., ADR(b)	342,213	27,312,020
Kweichow Moutai Co. Ltd., A Shares	20,087	6,396,505
New Oriental Education & Technology
Group, Inc., ADR(b)	1,115,011	9,131,940
Tencent Holdings Ltd.	544,600	40,964,342
Wuliangye Yibin Co. Ltd., A Shares	212,897	9,820,103
Yum China Holdings, Inc.	429,164	28,432,115
		182,907,889

Denmark–2.81%
Carlsberg A/S, Class B	111,292	20,776,826
Novo Nordisk A/S, Class B	242,083	20,253,154
		41,029,980

France–4.61%
Arkema S.A.	83,175	10,442,764
Kering S.A.	13,085	11,450,299
LVMH Moet Hennessy Louis Vuitton SE	20,019	15,718,257
Pernod Ricard S.A.	59,181	13,135,722
Sanofi	159,380	16,700,739
		67,447,781

Germany–2.31%
Deutsche Boerse AG	138,624	24,197,002
Knorr-Bremse AG	83,107	9,564,259
		33,761,261

Hong Kong–2.09%
AIA Group Ltd.	2,463,400	30,616,810

India–2.17%
HDFC Bank Ltd., ADR(b)	433,425	31,692,036

Ireland–3.84%
CRH PLC	466,883	23,688,530
Flutter Entertainment PLC(b)	94,395	17,168,723
ICON PLC(b)	73,556	15,204,761
		56,062,014

Italy–2.17%
FinecoBank Banca Fineco S.p.A.(b)	1,812,832	31,678,308

	Shares	Value
Japan–12.22%
Asahi Group Holdings Ltd.	272,200	$12,713,783
FANUC Corp.	39,700	9,569,698
Hoya Corp.	143,700	19,045,831
Keyence Corp.	18,400	9,281,765
Koito Manufacturing Co. Ltd.	309,300	19,228,114
Komatsu Ltd.	515,700	12,812,988
Nidec Corp.	82,500	9,555,175
Olympus Corp.	1,488,000	29,562,823
SMC Corp.	20,500	12,108,536

Sony Group Corp.	342,200	33,211,563
TIS, Inc.	452,900	11,568,904
		178,659,180

Macau–1.36%
Galaxy Entertainment Group Ltd.(b)	2,483,000	19,876,219

Mexico–2.66%
Wal-Mart de Mexico S.A.B. de C.V., Series V	11,908,156	38,871,461

Netherlands–5.41%
ASML Holding N.V.	26,383	18,164,733
Heineken N.V.	133,714	16,210,012
Prosus N.V.	122,276	11,964,172
Wolters Kluwer N.V.	325,311	32,696,222
		79,035,139

Singapore–1.03%
United Overseas Bank Ltd.	785,966	15,114,469

South Korea–4.53%
NAVER Corp.	86,270	31,990,578
Samsung Electronics Co. Ltd.	478,230	34,277,300
		66,267,878

Sweden–5.06%
Investor AB, Class B	1,734,192	39,950,542
Sandvik AB	1,331,543	34,018,475
		73,969,017

Switzerland–5.46%
Kuehne + Nagel International AG, Class R	67,302	23,036,297
Logitech International S.A., Class R	91,808	11,126,712
Nestle S.A.	228,852	28,500,165
Roche Holding AG	45,661	17,208,289
		79,871,463

Taiwan–2.75%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	334,285	40,167,686

United Kingdom–4.08%
Ashtead Group PLC	220,499	16,377,793
Linde PLC	89,930	25,998,763
WPP PLC	1,273,094	17,235,030
		59,611,586

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. International Growth Fund

	Shares	Value
United States–10.29%
Amcor PLC, CDI	1,908,502	$21,681,164
Booking Holdings, Inc.(b)	7,645	16,727,948
Broadcom, Inc.	86,592	41,290,529
Philip Morris International, Inc.	383,293	37,988,169
Schneider Electric SE	207,653	32,687,600
		150,375,410
Total Common Stocks & Other Equity Interests (Cost $868,548,751)		1,422,438,387
Money Market Funds–2.43%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	12,696,327	12,696,327
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	8,261,523	8,264,828
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	14,510,088	14,510,088
Total Money Market Funds (Cost $35,466,262)		35,471,243
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.76% (Cost $904,015,013)		1,457,909,630

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.11%
Invesco Private Government Fund, 0.02%(c)(d)(e)	480,718	$480,718
Invesco Private Prime Fund, 0.12%(c)(d)(e)	1,121,226	1,121,674
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,602,392)		1,602,392
TOTAL INVESTMENTS IN SECURITIES–99.87% (Cost $905,617,405)		1,459,512,022
OTHER ASSETS LESS LIABILITIES–0.13%		1,971,964
NET ASSETS–100.00%		$1,461,483,986

Investment Abbreviations:

ADR - American Depositary Receipt

CDI - CREST Depository Interest

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at June 30, 2021.
(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,470,872	$ 52,108,562	$(50,883,107)	$ -	$ -	$12,696,327	$1,713
Invesco Liquid Assets Portfolio, Institutional Class	7,989,157	36,619,949	(36,345,076)	680	118	8,264,828	862
Invesco Treasury Portfolio, Institutional Class	13,109,569	59,552,642	(58,152,123)	-	-	14,510,088	689
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	28,804,320	(28,323,602)	-	-	480,718	106	*
Invesco Private Prime Fund	-	60,796,986	(59,675,312)	-	-	1,121,674	2,241	*
Total	$32,569,598	$237,882,459	$(233,379,220)	$680	$118	$37,073,635	$5,611

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. International Growth Fund

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2021

Consumer Discretionary	18.18%
Industrials	15.14
Financials	15.01
Information Technology	14.32
Consumer Staples	14.26
Health Care	8.66
Communication Services	6.17
Materials	5.59
Money Market Funds Plus Other Assets Less Liabilities	2.67

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. International Growth Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $868,548,751)*	$1,422,438,387
Investments in affiliated money market funds, at value (Cost $37,068,654)	37,073,635
Foreign currencies, at value (Cost $1,806,683)	1,794,450
Receivable for:
Fund shares sold	385,184
Dividends	3,726,725
Investment for trustee deferred compensation and retirement plans	263,610
Total assets	1,465,681,991

Liabilities:
Payable for:
Fund shares reacquired	766,566
Collateral upon return of securities loaned	1,602,392
Accrued fees to affiliates	1,383,753
Accrued other operating expenses	156,797
Trustee deferred compensation and retirement plans	288,497
Total liabilities	4,198,005
Net assets applicable to shares outstanding	$1,461,483,986

Net assets consist of:
Shares of beneficial interest	$755,380,095
Distributable earnings	706,103,891
$1,461,483,986

Net Assets:
Series I	$485,425,780
Series II	$976,058,206

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	10,731,237
Series II	21,934,639
Series I:
Net asset value per share	$45.23
Series II:
Net asset value per share	$44.50

*	At June 30, 2021, security with a value of $1,510,586 was on loan to brokers.

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,396,910)	$13,263,675

Dividends from affiliated money market funds (includes securities lending income of $15,411)	18,675

Total investment income	13,282,350

Expenses:
Advisory fees	5,142,620

Administrative services fees	1,193,737

Distribution fees - Series II	1,218,149

Transfer agent fees	38,473

Trustees’ and officers’ fees and benefits	14,280

Reports to shareholders	6,139

Professional services fees	32,487

Other	5,522

Total expenses	7,651,407

Less: Fees waived	(7,433)

Net expenses	7,643,974

Net investment income	5,638,376

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	71,895,935

Affiliated investment securities	118

Foreign currencies	78,242

71,974,295

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	11,960,421

Affiliated investment securities	680

Foreign currencies	(187,805)

11,773,296

Net realized and unrealized gain	83,747,591

Net increase in net assets resulting from operations	$89,385,967

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. International Growth Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30, 2021	December 31, 2020

Operations:
Net investment income	$5,638,376	$6,271,215
Net realized gain	71,974,295	98,458,953
Change in net unrealized appreciation	11,773,296	61,571,398

Net increase in net assets resulting from operations	89,385,967	166,301,566

Distributions to shareholders from distributable earnings:
Series I	–	(19,693,113)
Series II	–	(38,602,388)

Total distributions from distributable earnings	–	(58,295,501)

Share transactions–net:
Series I	(12,971,065)	(34,482,600)
Series II	(56,978,240)	(103,508,855)

Net increase (decrease) in net assets resulting from share transactions	(69,949,305)	(137,991,455)

Net increase (decrease) in net assets	19,436,662	(29,985,390)

Net assets:
Beginning of period	1,442,047,324	1,472,032,714

End of period	$1,461,483,986	$1,442,047,324

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. International Growth Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net
			(losses)								net assets		assets without		Ratio of net
	Net asset		on securities		Dividends	Distributions					with fee waivers		fee waivers		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	and/or		and/or		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	expenses		expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return (b)	(000’s omitted)	absorbed		absorbed		net assets		turnover (c)
Series I
Six months ended 06/30/21	$42.52	$0.21	$2.50	$2.71	$–	$–	$–	$45.23	6.37%	$485,426	0.89	%(d)	0.89	%(d)	0.94	%(d)	15%
Year ended 12/31/20	39.05	0.24	5.04	5.28	(0.92)	(0.89)	(1.81)	42.52	14.02	468,726	0.91		0.91		0.65		52
Year ended 12/31/19	32.98	0.58	8.60	9.18	(0.62)	(2.49)	(3.11)	39.05	28.54	466,401	0.89		0.89		1.54		31
Year ended 12/31/18	39.89	0.66	(6.51)	(5.85)	(0.79)	(0.27)	(1.06)	32.98	(14.97)	414,774	0.92		0.93		1.74		35
Year ended 12/31/17	32.89	0.49	7.06	7.55	(0.55)	–	(0.55)	39.89	23.00	627,894	0.92		0.93		1.34		34
Year ended 12/31/16	33.49	0.50	(0.63)	(0.13)	(0.47)	–	(0.47)	32.89	(0.45)	540,460	0.95		0.96		1.51		18
Series II
Six months ended 06/30/21	41.88	0.15	2.47	2.62	–	–	–	44.50	6.26	976,058	1.14	(d)	1.14	(d)	0.69	(d)	15
Year ended 12/31/20	38.48	0.15	4.95	5.10	(0.81)	(0.89)	(1.70)	41.88	13.74	973,322	1.16		1.16		0.40		52
Year ended 12/31/19	32.52	0.48	8.47	8.95	(0.50)	(2.49)	(2.99)	38.48	28.20	1,005,632	1.14		1.14		1.29		31
Year ended 12/31/18	39.33	0.56	(6.42)	(5.86)	(0.68)	(0.27)	(0.95)	32.52	(15.18)	862,729	1.17		1.18		1.49		35
Year ended 12/31/17	32.44	0.40	6.96	7.36	(0.47)	–	(0.47)	39.33	22.73	1,448,723	1.17		1.18		1.09		34
Year ended 12/31/16	33.04	0.41	(0.62)	(0.21)	(0.39)	–	(0.39)	32.44	(0.70)	1,167,820	1.20		1.21		1.26		18

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $481,044 and $982,596 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. International Growth Fund

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. International Growth Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

Invesco V.I. International Growth Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement

Invesco V.I. International Growth Fund

based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

M.

Other Risks – Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.750%

Over $250 million	0.700%

For the six months ended June 30, 2021, the effective advisory fee rate incurred by the Fund was 0.71% .

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.25% and Series II shares to 2.50% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2021, the Adviser waived advisory fees of $7,433.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2021, Invesco was paid $108,659 for accounting and fund administrative services and was reimbursed $1,085,078 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2021, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

Invesco V.I. International Growth Fund

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities
Australia	$ –	$ 8,569,943	$–	$ 8,569,943

Brazil	34,436,064	–	–	34,436,064

Canada	102,416,793	–	–	102,416,793

China	101,726,238	81,181,651	–	182,907,889

Denmark	–	41,029,980	–	41,029,980

France	–	67,447,781	–	67,447,781

Germany	–	33,761,261	–	33,761,261

Hong Kong	30,616,810	–	–	30,616,810

India	31,692,036	–	–	31,692,036

Ireland	15,204,761	40,857,253	–	56,062,014

Italy	–	31,678,308	–	31,678,308

Japan	–	178,659,180	–	178,659,180

Macau	–	19,876,219	–	19,876,219

Mexico	38,871,461	–	–	38,871,461

Netherlands	–	79,035,139	–	79,035,139

Singapore	–	15,114,469	–	15,114,469

South Korea	–	66,267,878	–	66,267,878

Sweden	–	73,969,017	–	73,969,017

Switzerland	–	79,871,463	–	79,871,463

Taiwan	40,167,686	–	–	40,167,686

United Kingdom	25,998,763	33,612,823	–	59,611,586

United States	96,006,646	54,368,764	–	150,375,410

Money Market Funds	35,471,243	1,602,392	–	37,073,635

Total Investments	$552,608,501	$906,903,521	$–	$1,459,512,022

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

Invesco V.I. International Growth Fund

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of December 31, 2020.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $215,140,426 and $285,377,696, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$523,284,382

Aggregate unrealized (depreciation) of investments	(2,501,900)

Net unrealized appreciation of investments	$520,782,482

Cost of investments for tax purposes is $938,729,540

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2021(a)		December 31, 2020

	Shares	Amount	Shares	Amount

Sold:
Series I	549,284	$24,311,162	1,482,979	$52,751,557

Series II	510,366	22,253,516	2,437,340	85,719,081

Issued as reinvestment of dividends:
Series I	-	-	511,763	19,559,591

Series II	-	-	1,025,024	38,602,388

Reacquired:
Series I	(842,003)	(37,282,227)	(2,913,014)	(106,793,748)

Series II	(1,817,239)	(79,231,756)	(6,351,741)	(227,830,324)

Net increase (decrease) in share activity	(1,599,592)	$(69,949,305)	(3,807,649)	$(137,991,455)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. International Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/21)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,063.70	$4.55	$1,020.38	$4.46	0.89%
Series II	1,000.00	1,062.60	5.83	1,019.14	5.71	1.14

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. International Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. International Growth Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable..

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Custom Invesco International Growth Index (Index). The Board noted that performance of Series I shares of the Fund was in the fourth quintile of its performance universe for the one and five year periods and the third quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board noted that the Fund’s underperformance can primarily be attributed to stock selection driven by the Fund’s earnings, quality and valuation investment style. Specifically, the Board noted that stock selection in and underweight exposure to certain sectors, as well as stock selection in certain geographic regions, detracted from the Fund’s relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco V.I. International Growth Fund

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2020.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.

The Board requested and received additional information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. International Growth Fund

Semiannual Report to Shareholders	June 30, 2021
Invesco V.I. Main Street Fund®
Effective April 30, 2021, Invesco Oppenheimer V.I. Main Street Fund® was
renamed Invesco V.I. Main Street Fund®.

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/ esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	O-VIMST-SAR-1

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/20 to 6/30/21, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	16.18%
Series II Shares	16.00
S&P 500 Index▼	15.25

  Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/21
Series I Shares
Inception (7/5/95)	9.73%
10 Years	13.67
5 Years	14.97
1 Year	40.19
Series II Shares
Inception (7/13/00)	6.41%
10 Years	13.39
5 Years	14.68
1 Year	39.83

Effective May 24, 2019, Non-Service and Service shares of the Oppenheimer Main Street Fund/VA, (the predecessor fund) were reorganized into Series I and Series II shares, respectively, of Invesco Oppenheimer V.I. Main Street Fund® (renamed Invesco V.I. Main Street Fund® on April 30, 2021). Returns shown above, for periods ending on or prior to May 24, 2019, for Series I and Series II shares are those of the Non-Service shares and Service shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Main Street Fund®, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Main Street Fund®

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Main Street Fund®

Schedule of Investments(a)

June 30, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.98%

Aerospace & Defense–1.79%
Raytheon Technologies Corp.	253,371	$21,615,080

Air Freight & Logistics–2.75%
United Parcel Service, Inc., Class B	159,906	33,255,651

Application Software–1.37%
Manhattan Associates, Inc.(b)	8,329	1,206,372
Workday, Inc., Class A(b)	64,543	15,408,996
		16,615,368

Automobile Manufacturers–1.23%
General Motors Co.(b)	250,866	14,843,741

Automotive Retail–1.92%
CarMax, Inc.(b)	93,878	12,124,344
O’Reilly Automotive, Inc.(b)	19,643	11,122,063
		23,246,407

Biotechnology–0.59%
Neurocrine Biosciences, Inc.(b)	28,684	2,791,527
Seagen, Inc.(b)	27,240	4,300,651
		7,092,178

Cable & Satellite–1.72%
Comcast Corp., Class A	365,794	20,857,574

Commodity Chemicals–0.51%
Valvoline, Inc.	191,178	6,205,638

Communications Equipment–1.47%
Motorola Solutions, Inc.	82,033	17,788,856

Construction Machinery & Heavy Trucks–0.94%
Caterpillar, Inc.	52,319	11,386,184

Construction Materials–1.15%
Vulcan Materials Co.	80,067	13,937,263

Consumer Finance–2.19%
Capital One Financial Corp.	171,366	26,508,607

Data Processing & Outsourced Services–2.88%
Fiserv, Inc.(b)	154,427	16,506,702
Mastercard, Inc., Class A	50,052	18,273,485
		34,780,187

Distillers & Vintners–1.51%
Constellation Brands, Inc., Class A	78,041	18,253,009

Diversified Banks–3.11%
JPMorgan Chase & Co.	241,484	37,560,421

Electric Utilities–1.46%
FirstEnergy Corp.	474,990	17,674,378

Electrical Components & Equipment–1.29%
Hubbell, Inc.	32,414	6,056,232
Rockwell Automation, Inc.	33,581	9,604,837
		15,661,069

	Shares	Value
Environmental & Facilities Services–0.72%
Waste Connections, Inc.	73,352	$8,760,429

Financial Exchanges & Data–1.69%
Intercontinental Exchange, Inc.	172,384	20,461,981

Food Distributors–0.96%
Sysco Corp.	149,275	11,606,131

General Merchandise Stores–1.34%
Target Corp.	67,163	16,235,984

Health Care Facilities–2.45%
HCA Healthcare, Inc.	143,145	29,593,797

Health Care Services–1.87%
CVS Health Corp.	271,216	22,630,263

Health Care Supplies–0.77%
Alcon, Inc. (Switzerland)	33,431	2,348,862
Cooper Cos., Inc. (The)	17,612	6,979,107
		9,327,969

Home Improvement Retail–2.01%
Home Depot, Inc. (The)	76,175	24,291,446

Homebuilding–0.91%
D.R. Horton, Inc.	121,334	10,964,954

Hotels, Resorts & Cruise Lines–1.06%
Airbnb, Inc., Class A(b)	50,044	7,663,738
Booking Holdings, Inc.(b)	2,330	5,098,250
		12,761,988

Household Products–2.31%
Procter & Gamble Co. (The)	177,079	23,893,270
Reckitt Benckiser Group PLC (United Kingdom)	45,331	4,011,848
		27,905,118

Industrial Machinery–1.69%
Otis Worldwide Corp.	250,035	20,445,362

Industrial REITs–2.54%
Prologis, Inc.	257,039	30,723,872

Integrated Telecommunication Services–1.77%
Verizon Communications, Inc.	382,807	21,448,676

Interactive Home Entertainment–0.95%
Zynga, Inc., Class A(b)	1,083,346	11,515,968

Interactive Media & Services–4.36%
Facebook, Inc., Class A(b)	135,697	47,183,204
Snap, Inc., Class A(b)	81,662	5,564,449
		52,747,653

Internet & Direct Marketing Retail–5.98%
Amazon.com, Inc.(b)	21,010	72,277,762

Internet Services & Infrastructure–0.34%
Snowflake, Inc., Class A(b)	17,017	4,114,711

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Fund®

	Shares	Value
IT Consulting & Other Services–2.14%
Accenture PLC, Class A	62,931	$18,551,429
Amdocs Ltd.	94,882	7,340,072
		25,891,501

Life Sciences Tools & Services–0.97%
Avantor, Inc.(b)	229,366	8,144,787
Thermo Fisher Scientific, Inc.	7,122	3,592,835
		11,737,622

Managed Health Care–2.94%
UnitedHealth Group, Inc.	88,654	35,500,608

Movies & Entertainment–1.60%
Netflix, Inc.(b)	30,435	16,076,071
Warner Music Group Corp., Class A	91,553	3,299,570
		19,375,641

Oil & Gas Exploration & Production–0.61%
Cabot Oil & Gas Corp.	424,074	7,404,332

Oil & Gas Refining & Marketing–0.57%
Valero Energy Corp.	88,110	6,879,629

Oil & Gas Storage & Transportation–0.67%
Magellan Midstream Partners L.P.	164,644	8,052,738

Other Diversified Financial Services–1.95%
Equitable Holdings, Inc.	774,232	23,575,364

Packaged Foods & Meats–1.27%
a2 Milk Co. Ltd. (The) (New Zealand)(b)	289,855	1,304,078
Mondelez International, Inc., Class A	224,757	14,033,827
		15,337,905

Pharmaceuticals–4.39%
AstraZeneca PLC, ADR (United Kingdom)(c)	442,732	26,519,647
Bayer AG (Germany)	46,069	2,798,309
Eli Lilly and Co.	103,643	23,788,141
		53,106,097

Property & Casualty Insurance–1.75%
Allstate Corp. (The)	76,125	9,929,745
Progressive Corp. (The)	114,383	11,233,554
		21,163,299

Railroads–1.14%
Union Pacific Corp.	62,616	13,771,137

Regional Banks–0.58%
CIT Group, Inc.	136,097	7,021,244

	Shares	Value
Semiconductor Equipment–2.25%
Applied Materials, Inc.	191,171	$27,222,750

Semiconductors–4.32%
QUALCOMM, Inc.	211,850	30,279,720
Texas Instruments, Inc.	114,352	21,989,890
		52,269,610

Systems Software–8.53%
Microsoft Corp.	335,901	90,995,581
VMware, Inc., Class A(b)	75,859	12,135,164
		103,130,745

Technology Hardware, Storage & Peripherals–1.74%
Apple, Inc.	153,573	21,033,358

Thrifts & Mortgage Finance–0.52%
Rocket Cos., Inc., Class A	326,174	6,311,467

Water Utilities–0.44%
American Water Works Co., Inc.	34,595	5,332,127
Total Common Stocks & Other Equity Interests (Cost $758,167,306)		1,209,212,849

Money Market Funds–0.13%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	586,688	586,688
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	334,280	334,414
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	670,501	670,501
Total Money Market Funds (Cost $1,591,603)		1,591,603
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $759,758,909)		1,210,804,452
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.13%
Invesco Private Government Fund, 0.02%(d)(e)(f)	7,714,625	7,714,625
Invesco Private Prime Fund, 0.12%(d)(e)(f)	17,993,594	18,000,791

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,715,416)		25,715,416

TOTAL INVESTMENTS IN SECURITIES–102.24% (Cost $785,474,325)		1,236,519,868

OTHER ASSETS LESS LIABILITIES–(2.24)%		(27,037,081)

NET ASSETS–100.00%		$1,209,482,787

Investment Abbreviations:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Fund®

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,204,226	$ 26,849,185	$(27,466,723)	$-	$ -	$ 586,688	$ 210
Invesco Liquid Assets Portfolio, Institutional Class	860,151	19,093,348	(19,619,171)	-	86	334,414	86
Invesco Treasury Portfolio, Institutional Class	1,376,258	30,684,783	(31,390,540)	-	-	670,501	83
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	35,670,016	(27,955,391)	-	-	7,714,625	118	*
Invesco Private Prime Fund	-	61,234,710	(43,233,919)	-	-	18,000,791	2,212	*
Total	$3,440,635	$173,532,042	$(149,665,744)	$-	$86	$27,307,019	$2,709

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Portfolio Composition

By sector, based on Net Assets

as of

June 30, 2021

Information Technology	25.04%
Consumer Discretionary	14.45
Health Care	13.98
Financials	11.79
Communication Services	10.40
Industrials	10.32
Consumer Staples	6.05
Real Estate	2.54
Other Sectors, Each Less than 2% of Net Assets	5.41
Money Market Funds Plus Other Assets Less Liabilities	0.02

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Fund®

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $758,167,306)*	$1,209,212,849

Investments in affiliated money market funds, at value (Cost $27,307,019)	27,307,019

Cash	750,000

Foreign currencies, at value (Cost $65,284)	63,972

Receivable for: Investments sold	1,298,047
Fund shares sold	55,149
Dividends	268,648
Investment for trustee deferred compensation and retirement plans	168,703

Total assets	1,239,124,387

Liabilities:
Payable for:
Investments purchased	1,638,524

Fund shares reacquired	844,472

Collateral upon return of securities loaned	25,715,416

Accrued fees to affiliates	958,644

Accrued other operating expenses	315,841

Trustee deferred compensation and retirement plans	168,703

Total liabilities	29,641,600

Net assets applicable to shares outstanding	$1,209,482,787

Net assets consist of:
Shares of beneficial interest	$593,234,663

Distributable earnings	616,248,124

$1,209,482,787

Net Assets:
Series I	$563,277,604

Series II	$646,205,183

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	16,210,194

Series II	18,883,659

Series I:
Net asset value per share	$34.75

Series II:
Net asset value per share	$34.22

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $6,592)	$9,550,734

Dividends from affiliates (includes securities lending income of $5,608)	5,987

Total investment income	9,556,721

Expenses:
Advisory fees	3,774,928

Administrative services fees	783,469

Custodian fees	6,228

Distribution fees - Series II	777,326

Transfer agent fees	27,570

Trustees’ and officers’ fees and benefits	12,369

Reports to shareholders	88,729

Professional services fees	26,695

Taxes	2,378

Other	9,497

Total expenses	5,509,189

Less: Fees waived	(122,325)

Net expenses	5,386,864

Net investment income	4,169,857

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	87,669,810

Affiliated investment securities	86

Foreign currencies	1,366

87,671,262

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	80,921,356

Foreign currencies	(1,288)

80,920,068

Net realized and unrealized gain	168,591,330

Net increase in net assets resulting from operations	$172,761,187

*	At June 30, 2021, security with a value of $25,038,440 was on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Fund®

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30, 2021	December 31, 2020
Operations:
Net investment income	$4,169,857	$7,142,961

Net realized gain	87,671,262	72,217,855

Change in net unrealized appreciation	80,920,068	46,843,579

Net increase in net assets resulting from operations	172,761,187	126,204,395

Distributions to shareholders from distributable earnings:
Series I	—	(52,173,015)
Series II	—	(60,587,458)
Total distributions from distributable earnings	—	(112,760,473)

Share transactions–net:
Series I	(22,390,773)	(70,040,502)
Series II	(43,500,529)	(143,073,768)
Net increase (decrease) in net assets resulting from share transactions	(65,891,302)	(213,114,270)
Net increase (decrease) in net assets	106,869,885	(199,670,348)

Net assets:
Beginning of period	1,102,612,902	1,302,283,250
End of period	$1,209,482,787	$1,102,612,902

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Fund®

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income to average net assets		Portfolio turnover (d)
Series I
Six months ended 06/30/21	$29.91	$0.14	$4.70	$4.84	$ –	$ –	$ –	$34.75	16.18%	$563,278	0.80	%(e)	0.82	%(e)	0.86	%(e)	18%
Year ended 12/31/20	29.44	0.22	3.63	3.85	(0.45)	(2.93)	(3.38)	29.91	13.94	505,877	0.80		0.84		0.78		46
Year ended 12/31/19	26.82	0.32	7.73	8.05	(0.34)	(5.09)	(5.43)	29.44	32.03	570,821	0.80		0.82		1.11		43
Year ended 12/31/18	32.25	0.32	(2.55)	(2.23)	(0.38)	(2.82)	(3.20)	26.82	(7.89)	485,230	0.80		0.80		1.03		65
Year ended 12/31/17	28.41	0.34	4.41	4.75	(0.39)	(0.52)	(0.91)	32.25	16.91	561,555	0.78		0.78		1.12		35
Year ended 12/31/16	29.24	0.33	2.76	3.09	(0.34)	(3.58)	(3.92)	28.41	11.62	485,196	0.79		0.79		1.16		33
Series II
Six months ended 06/30/21	29.49	0.10	4.63	4.73	–	–	–	34.22	16.04	646,205	1.05	(e)	1.07	(e)	0.61	(e)	18
Year ended 12/31/20	29.05	0.15	3.57	3.72	(0.35)	(2.93)	(3.28)	29.49	13.65	596,736	1.05		1.09		0.53		46
Year ended 12/31/19	26.51	0.25	7.64	7.89	(0.26)	(5.09)	(5.35)	29.05	31.74	731,463	1.05		1.07		0.86		43
Year ended 12/31/18	31.91	0.24	(2.53)	(2.29)	(0.29)	(2.82)	(3.11)	26.51	(8.10)	631,398	1.05		1.05		0.78		65
Year ended 12/31/17	28.12	0.26	4.37	4.63	(0.32)	(0.52)	(0.84)	31.91	16.63	785,379	1.03		1.03		0.87		35
Year ended 12/31/16	28.98	0.26	2.72	2.98	(0.26)	(3.58)	(3.84)	28.12	11.30	772,594	1.04		1.04		0.94		33

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended December 31, 2019, 2018, 2017 and 2016, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $534,643 and $627,014 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Fund®

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Main Street Fund® , formerly Invesco Oppenheimer V.I. Main Street Fund, (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

Invesco V.I. Main Street Fund®

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Master Limited Partnerships - The Fund invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund invests in MLPs engaged in, among other things, the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

H.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Return of Capital - Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

K.

Securities Lending - The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

L.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends,

Invesco V.I. Main Street Fund®

interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

M.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

N.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
Up to $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $200 million	0.600%
Next $4 billion	0.580%
Over $5 billion	0.560%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended June 30, 2021, the effective advisory fee rate incurred by the Fund was 0.66%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least April 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.80% and Series II shares to 1.05% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2021, the Adviser waived advisory fees of $122,325.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2021, Invesco was paid $81,915 for accounting and fund administrative services and was reimbursed $701,554 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

Invesco V.I. Main Street Fund®

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2021, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2021, the Fund incurred $1,228 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	-	Prices are determined using quoted prices in an active market for identical assets.
Level 2	-	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	-	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,201,098,614	$8,114,235	$–	$1,209,212,849
Money Market Funds	1,591,603	25,715,416	–	27,307,019
Total Investments	$1,202,690,217	$33,829,651	$–	$1,236,519,868

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2021, the Fund engaged in securities purchases of $2,149,966.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Invesco V.I. Main Street Fund®

The Fund did not have a capital loss carryforward as of December 31, 2020.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $203,150,389 and $263,545,176, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$453,413,368
Aggregate unrealized (depreciation) of investments	(3,890,101)
Net unrealized appreciation of investments	$449,523,267
Cost of investments for tax purposes is	$786,996,601.

NOTE 9–Share Information

		Summary of Share Activity
	Six months ended		Year ended
	June 30, 2021(a)		December 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Series I	249,754	$8,158,475	488,428	$13,734,224
Series II	358,315	11,325,305	1,712,042	44,161,406

Issued as reinvestment of dividends:
Series I	-	-	1,877,403	52,173,014
Series II	-	-	2,210,414	60,587,455

Reacquired:
Series I	(951,250)	(30,549,248)	(4,843,261)	(135,947,740)
Series II	(1,706,500)	(54,825,834)	(8,868,684)	(247,822,629)
Net increase (decrease) in share activity	(2,049,681)	$(65,891,302)	(7,423,658)	$(213,114,270)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Main Street Fund®

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

    The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,161.80	$4.29	$1,020.83	$4.01	0.80%
Series II	1,000.00	1,160.00	5.62	1,019.59	5.26	1.05

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Main Street Fund®

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Main Street Fund®’s (formerly, Invesco Oppenheimer V.I. Main Street Fund®) (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the

Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the S&P 500® Index (Index). The Board noted that performance of Series I shares of the Fund was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board noted that stock selection in and underweight or lack of exposure to certain sectors and names detracted from the Fund’s relative performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other

Invesco V.I. Main Street Fund®

performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was reasonably comparable to the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2020.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Main Street Fund®

Semiannual Report to Shareholders	June 30, 2021

Invesco V.I. Main Street Mid Cap Fund®
Effective April 30, 2021, Invesco V.I. Mid Cap Core Equity Fund was renamed
Invesco V.I. Main Street Mid Cap Fund® .

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/ esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VIMCCE-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/20 to 6/30/21, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	15.89%
Series II Shares	15.72
S&P 500 Index▼ (Broad Market Index)	15.25
Russell Midcap Index▼ (Style-Specific Index)	16.25
Lipper VUF Mid-Cap Core Funds Index∎ (Peer Group Index)	16.58
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

  The Russell Midcap® Index is an unmanaged index considered representative of midcap stocks. The Russell Midcap Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Lipper VUF Mid-Cap Core Funds Index is an unmanaged index considered representative of mid-cap core variable insurance underlying funds tracked by Lipper. The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/21

Series I Shares
Inception (9/10/01)	8.17%
10 Years	8.74
5 Years	11.94
1 Year	42.53

Series II Shares
Inception (9/10/01)	7.90%
10 Years	8.46
5 Years	11.65
1 Year	42.23

Effective April 30, 2021 the Invesco V.I. Mid Cap Core Equity Fund was renamed Invesco V.I. Main Street Mid Cap Fund®.

    The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on

Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Main Street Mid Cap Fund®, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Main Street Mid Cap Fund®

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Main Street Mid Cap Fund®

Schedule of Investments(a)

June 30, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.54%

Aerospace & Defense–0.70%
Curtiss-Wright Corp.	15,034	$1,785,438

Apparel Retail–1.42%
Ross Stores, Inc.	29,194	3,620,056

Apparel, Accessories & Luxury Goods–1.07%
Tapestry, Inc.(b)	62,585	2,721,196

Application Software–7.09%
Aspen Technology, Inc.(b)	11,665	1,604,404
Citrix Systems, Inc.	23,090	2,707,764
Manhattan Associates, Inc.(b)	26,219	3,797,560
Paylocity Holding Corp.(b)	14,939	2,850,361
Q2 Holdings, Inc.(b)	18,956	1,944,507
Synopsys, Inc.(b)	18,523	5,108,458
		18,013,054

Asset Management & Custody Banks–0.74%
Northern Trust Corp.	16,355	1,890,965

Auto Parts & Equipment–1.02%
Visteon Corp.(b)	21,327	2,579,287

Automotive Retail–2.76%
CarMax, Inc.(b)	25,321	3,270,207
O’Reilly Automotive, Inc.(b)	6,621	3,748,877
		7,019,084

Biotechnology–1.74%
Neurocrine Biosciences, Inc.(b)	23,274	2,265,026
Seagen, Inc.(b)	13,614	2,149,378
		4,414,404

Building Products–1.63%
Trane Technologies PLC	22,430	4,130,260

Cable & Satellite–1.71%
Liberty Broadband Corp., Class C(b)	25,082	4,355,740

Construction Materials–1.80%
Vulcan Materials Co.	26,301	4,578,215

Data Processing & Outsourced Services–1.83%
Fiserv, Inc.(b)	43,527	4,652,601

Distillers & Vintners–1.61%
Constellation Brands, Inc., Class A	17,444	4,079,977

Diversified Chemicals–1.07%
Eastman Chemical Co.	23,210	2,709,768

Drug Retail–0.49%
Walgreens Boots Alliance, Inc.	23,678	1,245,700

Electric Utilities–0.80%
American Electric Power Co., Inc.	24,082	2,037,096

Electrical Components & Equipment–3.38%
Hubbell, Inc.	21,447	4,007,157

	Shares	Value
Electrical Components & Equipment–(continued)
Rockwell Automation, Inc.	15,982	$4,571,172
		8,578,329

Electronic Equipment & Instruments–1.88%
Keysight Technologies, Inc.(b)	30,877	4,767,718

Environmental & Facilities Services–1.43%
Republic Services, Inc.	33,117	3,643,201

Financial Exchanges & Data–1.44%
Intercontinental Exchange, Inc.	30,878	3,665,219

Food Distributors–1.37%
Sysco Corp.	44,771	3,480,945

Gas Utilities–2.01%
Atmos Energy Corp.	37,049	3,560,779
Southwest Gas Holdings, Inc.	23,413	1,549,707
		5,110,486

General Merchandise Stores–1.05%
Dollar General Corp.	12,277	2,656,620

Health Care Equipment–4.09%
Boston Scientific Corp.(b)	54,358	2,324,348
Edwards Lifesciences Corp.(b)	14,612	1,513,365
Hill-Rom Holdings, Inc.	23,532	2,673,000
Teleflex, Inc.	9,660	3,881,291
		10,392,004

Health Care Facilities–1.00%
HCA Healthcare, Inc.	12,271	2,536,907

Health Care Services–2.19%
Guardant Health, Inc.(b)	13,787	1,712,208
LHC Group, Inc.(b)	19,240	3,853,002
		5,565,210

Health Care Supplies–1.08%
Cooper Cos., Inc. (The)	6,937	2,748,925

Health Care Technology–0.95%
Veeva Systems, Inc., Class A(b)	7,768	2,415,460

Homebuilding–1.61%
D.R. Horton, Inc.	45,295	4,093,309

Hotels, Resorts & Cruise Lines–1.46%
Choice Hotels International, Inc.	15,976	1,898,908
Expedia Group, Inc.(b)	11,068	1,811,942
		3,710,850

Human Resource & Employment Services–1.49%
ASGN, Inc.(b)	24,979	2,421,214
Korn Ferry	18,767	1,361,546
		3,782,760

Hypermarkets & Super Centers–1.13%
BJ’s Wholesale Club Holdings, Inc.(b)	60,271	2,867,694

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Mid Cap Fund®

	Shares	Value
Industrial Machinery–4.50%
Evoqua Water Technologies Corp.(b)	113,751	$3,842,509
ITT, Inc.	34,224	3,134,576
Stanley Black & Decker, Inc.	21,703	4,448,898
		11,425,983

Industrial REITs–1.30%
Duke Realty Corp.	69,741	3,302,236

Insurance Brokers–1.19%
Arthur J. Gallagher & Co.	21,573	3,021,946

Interactive Home Entertainment–2.55%
Electronic Arts, Inc.	20,918	3,008,636
Zynga, Inc., Class A(b)	327,406	3,480,326
		6,488,962

Interactive Media & Services–0.84%
Snap, Inc., Class A(b)	31,481	2,145,115

Internet & Direct Marketing Retail–0.82%
eBay, Inc.	29,486	2,070,212

Investment Banking & Brokerage–1.43%
Raymond James Financial, Inc.	27,916	3,626,288

IT Consulting & Other Services–0.88%
Amdocs Ltd.	28,813	2,228,974

Leisure Products–1.18%
Peloton Interactive, Inc., Class A(b)	24,252	3,007,733

Managed Health Care–0.92%
Humana, Inc.	5,300	2,346,416

Metal & Glass Containers–1.25%
Silgan Holdings, Inc.	76,502	3,174,833

Movies & Entertainment–0.59%
Endeavor Group Holdings, Inc., Class A(b)(c)	54,409	1,507,673

Multi-Utilities–0.99%
CMS Energy Corp.	42,622	2,518,108

Office REITs–1.98%
Alexandria Real Estate Equities, Inc.	27,650	5,030,641

Oil & Gas Equipment & Services–1.59%
Baker Hughes Co., Class A	102,018	2,333,152
Schlumberger Ltd.	53,465	1,711,414
		4,044,566

Oil & Gas Refining & Marketing–0.63%
Valero Energy Corp.	20,497	1,600,406

Oil & Gas Storage & Transportation–0.98%
Magellan Midstream Partners L.P.	50,906	2,489,812

Pharmaceuticals–1.33%
Catalent, Inc.(b)	31,293	3,383,399

Property & Casualty Insurance–0.91%
Progressive Corp. (The)	23,534	2,311,274

Regional Banks–3.41%
First Citizens BancShares, Inc., Class A(c)	3,470	2,889,608
PNC Financial Services Group, Inc. (The)	12,623	2,407,963

	Shares	Value
Regional Banks–(continued)
Webster Financial Corp.	63,047	$3,362,927
		8,660,498

Research & Consulting Services–2.99%
CACI International, Inc., Class A(b)	20,242	5,164,139
TransUnion	22,105	2,427,350
		7,591,489

Residential REITs–1.27%
American Homes 4 Rent, Class A	82,767	3,215,498

Semiconductor Equipment–3.01%
KLA Corp.	13,871	4,497,117
MKS Instruments, Inc.	17,749	3,158,434
		7,655,551

Semiconductors–1.85%
Analog Devices, Inc.	27,275	4,695,664

Soft Drinks–0.85%
Coca-Cola Europacific Partners PLC (United Kingdom)	36,208	2,147,859

Specialized REITs–1.11%
Lamar Advertising Co., Class A	27,035	2,822,995

Specialty Chemicals–0.94%
PPG Industries, Inc.	14,041	2,383,741

Specialty Stores–1.25%
Tractor Supply Co.	17,032	3,168,974

Thrifts & Mortgage Finance–0.68%
Rocket Cos., Inc., Class A	88,626	1,714,913

Trading Companies & Distributors–1.28%
Fastenal Co.	62,757	3,263,364
Total Common Stocks & Other Equity Interests (Cost $183,754,046)		252,893,601

Money Market Funds–0.53%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	447,047	447,047
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	380,746	380,898
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	510,911	510,911
Total Money Market Funds (Cost $1,338,800)		1,338,856
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $185,092,846)		254,232,457

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.31%
Invesco Private Government Fund, 0.02%(d)(e)(f)	1,001,995	1,001,995

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Mid Cap Fund®

	Shares	Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.12%(d)(e)(f)	2,337,052	$2,337,987
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,339,982)		3,339,982
TOTAL INVESTMENTS IN SECURITIES–101.38% (Cost $188,432,828)		257,572,439
OTHER ASSETS LESS LIABILITIES–(1.38)%		(3,496,603)
NET ASSETS–100.00%		$254,075,836

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value June 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 664,176	$11,460,245	$(11,677,374)	$ -	$ -	$ 447,047	$ 121
Invesco Liquid Assets Portfolio, Institutional Class	585,249	8,185,889	(8,390,298)	(117)	175	380,898	68
Invesco Treasury Portfolio, Institutional Class	759,058	13,097,423	(13,345,570)	-	-	510,911	48
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	743,763	7,453,825	(7,195,593)	-	-	1,001,995	26	*
Invesco Private Prime Fund	1,115,645	10,552,839	(9,330,607)	-	110	2,337,987	461	*
Total	$3,867,891	$50,750,221	$(49,939,442)	$(117)	$285	$4,678,838	$724

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2021

Industrials	17.40%
Information Technology	16.54
Consumer Discretionary	13.64
Health Care	13.30
Financials	9.80
Communication Services	5.69
Real Estate	5.66
Consumer Staples	5.45
Materials	5.06
Utilities	3.80
Energy	3.20
Money Market Funds Plus Other Assets Less Liabilities	0.46

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Mid Cap Fund®

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:

Investments in securities, at value (Cost $ 183,754,046)*	$252,893,601

Investments in affiliated money market funds, at value (Cost $ 4,678,782)	4,678,838

Cash	13,234

Receivable for: Fund shares sold	40,513

Dividends	122,096

Investment for trustee deferred compensation and retirement plans	114,794

Total assets	257,863,076

Liabilities:
Payable for:
Fund shares reacquired	61,835

Collateral upon return of securities loaned	3,339,982

Accrued fees to affiliates	223,484

Accrued other operating expenses	37,933

Trustee deferred compensation and retirement plans	124,006

Total liabilities	3,787,240

Net assets applicable to shares outstanding	$254,075,836

Net assets consist of:
Shares of beneficial interest	$164,514,191

Distributable earnings	89,561,645

$254,075,836

Net Assets:
Series I	$155,976,291

Series II	$98,099,545

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	12,732,858

Series II	8,277,797

Series I:
Net asset value per share	$12.25

Series II:
Net asset value per share	$11.85

*	At June 30, 2021, securities with an aggregate value of $3,276,112 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $376)	$ 1,505,571

Dividends from affiliated money market funds (includes securities lending income of $6,167)	6,404

Total investment income	1,511,975

Expenses:
Advisory fees	899,501

Administrative services fees	203,620

Custodian fees	3,341

Distribution fees - Series II	119,462

Transfer agent fees	16,917

Trustees’ and officers’ fees and benefits	10,193

Reports to shareholders	7,006

Professional services fees	18,347

Other	2,707

Total expenses	1,281,094

Less: Fees waived	(648)

Net expenses	1,280,446

Net investment income	231,529

Realized and unrealized gain (loss) from:

Net realized gain from:
Unaffiliated investment securities	25,004,926

Affiliated investment securities	285

25,005,211

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	11,260,212

Affiliated investment securities	(117)

Foreign currencies	(16)

11,260,079

Net realized and unrealized gain	36,265,290

Net increase in net assets resulting from operations	$36,496,819

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Mid Cap Fund®

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30, 2021	December 31, 2020
Operations:
Net investment income	$231,529	$865,205

Net realized gain (loss)	25,005,211	(5,498,191)

Change in net unrealized appreciation	11,260,079	24,445,678

Net increase in net assets resulting from operations	36,496,819	19,812,692

Distributions to shareholders from distributable earnings:
Series I	–	(28,871,670)
Series II	–	(17,431,471)
Total distributions from distributable earnings	–	(46,303,141)

Share transactions–net:
Series I	(17,542,162)	9,496,489
Series II	(6,656,668)	11,755,405
Net increase (decrease) in net assets resulting from share transactions	(24,198,830)	21,251,894
Net increase (decrease) in net assets	12,297,989	(5,238,555)

Net assets:
Beginning of period	241,777,847	247,016,402
End of period	$254,075,836	$241,777,847

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Mid Cap Fund®

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net
			(losses)								net assets		assets without		Ratio of net
	Net asset		on securities		Dividends	Distributions					with fee waivers		fee waivers		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	and/or		and/or		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	expenses		expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return (b)	(000’s omitted)	absorbed		absorbed		net assets		turnover (c)
Series I
Six months ended 06/30/21	$10.57	$0.02	$ 1.66	$ 1.68	$ –	$ –	$ –	$12.25	15.89%	$155,976	0.94	%(d)	0.94	%(d)	0.28	%(d)	30%
Year ended 12/31/20	12.18	0.05	0.80	0.85	(0.08)	(2.38)	(2.46)	10.57	9.25	150,990	0.94		0.94		0.49		75
Year ended 12/31/19	10.97	0.09	2.57	2.66	(0.06)	(1.39)	(1.45)	12.18	25.28	157,959	0.93		0.94		0.70		114
Year ended 12/31/18	14.41	0.06	(1.39)	(1.33)	(0.07)	(2.04)	(2.11)	10.97	(11.35)	148,078	0.91		0.94		0.46		27
Year ended 12/31/17	12.87	0.05	1.85	1.90	(0.07)	(0.29)	(0.36)	14.41	14.92	192,277	0.94		0.96		0.37		45
Year ended 12/31/16	12.12	0.07	1.54	1.61	(0.01)	(0.85)	(0.86)	12.87	13.43	195,464	0.98		1.00		0.57		29
Series II
Six months ended 06/30/21	10.24	0.00	1.61	1.61	–	–	–	11.85	15.72	98,100	1.19	(d)	1.19	(d)	0.03	(d)	30
Year ended 12/31/20	11.88	0.02	0.78	0.80	(0.06)	(2.38)	(2.44)	10.24	8.94	90,788	1.19		1.19		0.24		75
Year ended 12/31/19	10.72	0.05	2.53	2.58	(0.03)	(1.39)	(1.42)	11.88	25.04	89,057	1.18		1.19		0.45		114
Year ended 12/31/18	14.11	0.03	(1.36)	(1.33)	(0.02)	(2.04)	(2.06)	10.72	(11.60)	71,829	1.16		1.19		0.21		27
Year ended 12/31/17	12.61	0.02	1.81	1.83	(0.04)	(0.29)	(0.33)	14.11	14.65	141,120	1.19		1.21		0.12		45
Year ended 12/31/16	11.91	0.04	1.51	1.55	–	(0.85)	(0.85)	12.61	13.16	130,118	1.23		1.25		0.32		29

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $153,833 and $96,362 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Mid Cap Fund®

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Main Street Mid Cap Fund®, formerly Invesco V.I. Mid Cap Core Equity Fund, (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

Invesco V.I. Main Street Mid Cap Fund®

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Master Limited Partnerships – The Fund invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund invests in MLPs engaged in, among other things, the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

G.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

K.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends,

Invesco V.I. Main Street Mid Cap Fund®

interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 500 million	0.725%
Next $500 million	0.700%
Next $500 million	0.675%
Over $1.5 billion	0.650%

For the six months ended June 30, 2021, the effective advisory fee rate incurred by the Fund was 0.725% .

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2021, the Adviser waived advisory fees of $648.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2021, Invesco was paid $17,641 for accounting and fund administrative services and was reimbursed $185,979 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the

Invesco V.I. Main Street Mid Cap Fund®

annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2021, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

For the six months ended June 30, 2021, the Fund incurred $930 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	-	Prices are determined using quoted prices in an active market for identical assets.
Level 2	-	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	-	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$252,893,601	$ –	$–	$252,893,601
Money Market Funds	1,338,856	3,339,982	–	4,678,838
Total Investments	$254,232,457	$3,339,982	$–	$257,572,439

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of December 31, 2020, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$4,457,970	$–	$4,457,970

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Invesco V.I. Main Street Mid Cap Fund®

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $73,906,771 and $97,326,809, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$70,830,752

Aggregate unrealized (depreciation) of investments	(2,127,515)

Net unrealized appreciation of investments	$68,703,237

    Cost of investments for tax purposes is $188,869,202.

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2021(a)		December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Series I	181,802	$2,131,581	650,434	$6,303,263

Series II	341,968	3,805,303	1,003,597	10,172,288

Issued as reinvestment of dividends:
Series I	-	-	3,035,927	28,871,668

Series II	-	-	1,890,615	17,431,471

Reacquired:
Series I	(1,731,998)	(19,673,743)	(2,371,419)	(25,678,442)

Series II	(930,416)	(10,461,971)	(1,527,486)	(15,848,354)

Net increase (decrease) in share activity	(2,138,644)	$(24,198,830)	2,681,668	$21,251,894

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 74% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Main Street Mid Cap Fund®

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (01/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/21)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,158.90	$5.03	$1,020.13	$4.71	0.94%
Series II	1,000.00	1,157.20	6.36	1,018.89	5.96	1.19

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Main Street Mid Cap Fund®

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Main Street Mid Cap Fund®’s (formerly, Invesco V.I. Mid Cap Core Equity Fund) (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Russell Midcap® Index (Index). The Board noted that performance of Series I shares of the Fund was in the third quintile of its performance universe for the one, three and five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board further noted that the Fund underwent a portfolio management team change in June 2019, and that performance results prior to such date were those of the prior portfolio management team. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco V.I. Main Street Mid Cap Fund®

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Main Street Mid Cap Fund®

Semiannual Report to Shareholders	June 30, 2021

Invesco V.I. Main Street Small Cap Fund®
Effective April 30, 2021, Invesco Oppenheimer V.I. Main Street Small Cap Fund® was renamed Invesco V.I. Main Street Small Cap Fund®.

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/ esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	O-VIMSS-SAR-1

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 12/31/20 to 6/30/21, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	17.91%
Series II Shares	17.76
Russell 2000 Index▼	17.54
Source(s): ▼RIMES Technologies Corp.

The Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000 Index is a trademark/service mark of the Frank Russell Co. Rus-sell® is a trademark of the Frank Russell Co.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/21

Series I Shares
Inception (5/1/98)	9.45%
10 Years	13.15
5 Years	16.00
1 Year	59.53

Series II Shares
Inception (7/16/01)	10.27%
10 Years	12.87
5 Years	15.70
1 Year	59.10

Effective May 24, 2019, Non-Service and Service shares of the Oppenheimer Main Street Small Cap Fund/VA, (the predecessor fund) were reorganized into Series I and Series II shares, respectively, of Invesco Oppenheimer V.I. Main Street Small Cap Fund® (renamed Invesco V.I. Main Street Small Cap Fund® on April 30, 2021). Returns shown above, for periods ending on or prior to May 24, 2019, for Series I and Series II shares are those of the Non-Service shares and Service shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Main Street Small Cap Fund®, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Main Street Small Cap Fund®

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from Janu-ary 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was oper- ated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Main Street Small Cap Fund®

Schedule of Investments(a)

June 30, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.89%
Aerospace & Defense–0.69%
Curtiss Wright Corp.	49,769	$5,910,566

Air Freight & Logistics–0.62%
Hub Group, Inc., Class A(b)	79,414	5,239,736

Aluminum–1.31%
Kaiser Aluminum Corp.	90,503	11,176,215

Apparel Retail–0.67%
Foot Locker, Inc.	92,959	5,729,063

Apparel, Accessories & Luxury Goods–0.53%
Carter’s, Inc.	44,074	4,547,115

Application Software–6.40%
Bottomline Technologies (DE), Inc.(b)	216,709	8,035,570
Envestnet, Inc.(b)	67,437	5,115,771
Everbridge, Inc.(b)(c)	29,302	3,987,416
J2 Global, Inc.(b)(c)	146,173	20,106,096
Olo, Inc., Class A(b)	145,411	5,436,917
Q2 Holdings, Inc.(b)	115,258	11,823,166
		54,504,936

Asset Management & Custody Banks–2.25%
Federated Hermes, Inc., Class B	229,843	7,793,976
Focus Financial Partners, Inc., Class A(b)	233,528	11,326,108
		19,120,084

Auto Parts & Equipment–2.50%
Dorman Products, Inc.(b)	99,357	10,300,340
Visteon Corp.(b)	90,876	10,990,544
		21,290,884

Automotive Retail–3.38%
AutoNation, Inc.(b)	174,556	16,549,655
Monro, Inc.	192,777	12,243,267
		28,792,922

Biotechnology–1.76%
ADC Therapeutics S.A. (Switzerland)(b)	61,368	1,494,311
Avid Bioservices, Inc.(b)(c)	225,319	5,779,432
Twist Bioscience Corp.(b)(c)	58,024	7,731,698
		15,005,441

Building Products–1.06%
Masonite International Corp.(b)	80,957	9,050,183

Communications Equipment–0.70%
EchoStar Corp., Class A(b)(c)	247,032	6,000,407

Construction & Engineering–1.45%
Comfort Systems USA, Inc.	71,314	5,618,830
Valmont Industries, Inc.	28,527	6,733,798
		12,352,628

Construction Machinery & Heavy Trucks–0.51%
Allison Transmission Holdings, Inc.	108,881	4,326,931

	Shares	Value
Construction Materials–1.37%
Summit Materials, Inc., Class A(b)	334,319	$11,651,017

Data Processing & Outsourced Services–0.40%
Paya Holdings, Inc., Class A(b)(c)	307,721	3,391,085

Diversified Banks–0.91%
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	218,186	7,734,694

Diversified Metals & Mining–0.96%
Compass Minerals International, Inc.	138,024	8,179,302

Electrical Components & Equipment–2.31%
Atkore, Inc.(b)	160,975	11,429,225
EnerSys	83,958	8,205,215
		19,634,440

Gas Utilities–3.04%
National Fuel Gas Co.	224,665	11,738,746
Northwest Natural Holding Co.	100,431	5,274,636
Suburban Propane Partners L.P.	579,199	8,884,913
		25,898,295

Health Care Equipment–4.83%
AtriCure, Inc.(b)	146,833	11,648,262
CryoPort, Inc.(b)(c)	149,651	9,442,978
Heska Corp.(b)(c)	35,723	8,206,645
Ortho Clinical Diagnostics Holdings PLC(b)	229,619	4,916,143
Tandem Diabetes Care, Inc.(b)	70,661	6,882,381
		41,096,409

Health Care Facilities–1.76%
Tenet Healthcare Corp.(b)	223,368	14,963,422

Health Care Services–3.25%
1Life Healthcare, Inc.(b)(c)	176,474	5,834,230
Addus HomeCare Corp.(b)	102,271	8,922,122
LHC Group, Inc.(b)	64,569	12,930,588
		27,686,940

Health Care Supplies–0.69%
BioLife Solutions, Inc.(b)	131,506	5,853,332

Health Care Technology–1.46%
Inspire Medical Systems, Inc.(b)	64,322	12,430,870

Homebuilding–1.22%
TopBuild Corp.(b)	52,415	10,366,639

Hotel & Resort REITs–0.89%
DiamondRock Hospitality Co.(b)	779,590	7,562,023

Household Products–0.84%
Energizer Holdings, Inc.	166,461	7,154,494

Human Resource & Employment Services–4.15%
ASGN, Inc.(b)	170,448	16,521,525
Korn Ferry	259,341	18,815,189
		35,336,714

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Small Cap Fund®

	Shares	Value
Hypermarkets & Super Centers–1.42%
BJ’s Wholesale Club Holdings, Inc.(b)(c)	254,206	$12,095,121

Industrial Machinery–4.77%
EnPro Industries, Inc.	109,527	10,640,548
Evoqua Water Technologies Corp.(b)	363,116	12,266,059
Rexnord Corp.	353,706	17,699,448
		40,606,055

Internet & Direct Marketing Retail–1.50%
Overstock.com, Inc.(b)	138,382	12,758,820

Investment Banking & Brokerage–1.65%
Stifel Financial Corp.	216,739	14,057,692

Leisure Facilities–0.64%
Cedar Fair L.P.(b)	121,528	5,448,100

Life Sciences Tools & Services–2.76%
Adaptive Biotechnologies Corp.(b)(c)	140,618	5,745,651
Berkeley Lights, Inc.(b)(c)	89,329	4,002,833
NeoGenomics, Inc.(b)	184,486	8,333,233
Repligen Corp.(b)	27,352	5,460,006
		23,541,723

Metal & Glass Containers–0.72%
Silgan Holdings, Inc.	148,484	6,162,086

Multi-Utilities–1.30%
Avista Corp.	260,450	11,113,402

Office Services & Supplies–0.88%
ACCO Brands Corp.	863,755	7,454,206

Oil & Gas Exploration & Production–0.89%
CNX Resources Corp.(b)	554,529	7,574,866

Packaged Foods & Meats–1.60%
Simply Good Foods Co. (The)(b)	372,553	13,601,910

Personal Products–2.16%

BellRing Brands, Inc., Class A(b)	374,261	11,729,340
Honest Co., Inc. (The)(b)(c)	409,650	6,632,233
		18,361,573

Pharmaceuticals–0.88%

Axsome Therapeutics, Inc.(b)(c)	41,701	2,813,150
Collegium Pharmaceutical, Inc.(b)	197,452	4,667,765
		7,480,915

Regional Banks–8.43%
BankUnited, Inc.	235,323	10,045,939
Berkshire Hills Bancorp, Inc.	200,833	5,504,833
Cathay General Bancorp	196,993	7,753,644
FB Financial Corp.	108,651	4,054,855
Heritage Financial Corp.	235,491	5,891,985
OceanFirst Financial Corp.	290,114	6,045,976
Pacific Premier Bancorp, Inc.	244,957	10,359,231
Signature Bank	30,157	7,408,067
Silvergate Capital Corp., Class A(b)	29,143	3,302,485
Sterling Bancorp	459,397	11,388,452
		71,755,467

Research & Consulting Services–2.54%
CACI International, Inc., Class A(b)	41,289	10,533,650

	Shares	Value
Research & Consulting Services–(continued)
KBR, Inc.	290,448	$11,080,591
		21,614,241

Restaurants–3.29%
Denny’s Corp.(b)	515,840	8,506,202
Jack in the Box, Inc.	96,255	10,726,657
Texas Roadhouse, Inc.	91,410	8,793,642
		28,026,501

Semiconductor Equipment–3.03%

Brooks Automation, Inc.	155,791	14,843,767
MKS Instruments, Inc.	61,632	10,967,414
		25,811,181

Semiconductors–1.69%

Allegro MicroSystems, Inc. (Japan)(b)	171,896	4,761,519
Semtech Corp.(b)	140,051	9,635,509
		14,397,028

Specialized REITs–3.39%
EPR Properties(b)	131,871	6,946,964
Four Corners Property Trust, Inc.	410,321	11,328,963
National Storage Affiliates Trust	208,816	10,557,737
		28,833,664

Specialty Chemicals–1.71%
Amyris, Inc.(b)(c)	310,486	5,082,656
Diversey Holdings Ltd.(b)	288,275	5,163,005
NewMarket Corp.	13,476	4,339,003
		14,584,664

Thrifts & Mortgage Finance–1.73%
WSFS Financial Corp.	316,619	14,751,279
Total Common Stocks & Other Equity Interests (Cost $530,562,882)		842,017,281

Money Market Funds–1.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	3,374,494	3,374,494
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	2,186,344	2,187,218
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	3,856,565	3,856,565
Total Money Market Funds (Cost $9,418,277)		9,418,277
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $539,981,159)		851,435,558

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–8.23%
Invesco Private Government Fund, 0.02%(d)(e)(f)	21,021,805	21,021,805

Invesco Private Prime Fund, 0.12%(d)(e)(f)	49,031,266	49,050,879

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $70,072,684)		70,072,684

TOTAL INVESTMENTS IN SECURITIES–108.22% (Cost $610,053,843)		921,508,242

OTHER ASSETS LESS LIABILITIES-(8.22)%		(70,015,491)

NET ASSETS-100.00%		$851,492,751

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Small Cap Fund®

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2021.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 1,875,710	$ 39,138,026	$ (37,639,242)	$ -	$ -	$ 3,374,494	$ 469
Invesco Liquid Assets Portfolio, Institutional Class	1,339,636	27,364,310	(26,516,862)	92	42	2,187,218	211
Invesco Treasury Portfolio, Institutional Class	2,143,668	44,729,173	(43,016,276)	-	-	3,856,565	189
Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	2,231,743	47,811,178	(29,021,116)	-	-	21,021,805	217	*

Invesco Private Prime Fund	3,347,614	77,389,085	(31,686,141)	-	321	49,050,879	3,675	*
Total	$10,938,371	$236,431,772	$(167,879,637)	$92	$363	$79,490,961	$4,761

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2021

Industrials	18.98%
Health Care	17.39
Financials	14.97
Consumer Discretionary	13.73
Information Technology	12.22
Materials	6.07
Consumer Staples	6.02
Utilities	4.34
Real Estate	4.28
Energy	0.89
Money Market Funds Plus Other Assets Less Liabilities	1.11

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Small Cap Fund®

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $ 530,562,882)*	$842,017,281

Investments in affiliated money market funds, at value (Cost $ 79,490,961)	79,490,961

Cash	1,000,000

Receivable for:
Fund shares sold	492,420

Dividends	311,953

Investment for trustee deferred compensation and retirement plans	90,890

Total assets	923,403,505

Liabilities:
Payable for:
Fund shares reacquired	537,735

Collateral upon return of securities loaned	70,072,684

Accrued fees to affiliates	802,011

Accrued other operating expenses	407,434

Trustee deferred compensation and retirement plans	90,890

Total liabilities	71,910,754

Net assets applicable to shares outstanding	$851,492,751

Net assets consist of:
Shares of beneficial interest	$439,398,028

Distributable earnings	412,094,723

$851,492,751
Net Assets:
Series I	$139,189,220

Series II	$712,303,531

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	4,305,701

Series II	22,478,101

Series I:
Net asset value per share	$32.33

Series II:
Net asset value per share	$31.69

*	At June 30, 2021, securities with an aggregate value of $68,003,098 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:
Dividends	$4,122,506

Dividends from affiliated money market funds (includes securities lending income of $8,575)	9,444

Total investment income	4,131,950

Expenses:
Advisory fees	2,858,340

Administrative services fees	684,187

Custodian fees	619

Distribution fees - Series II	872,661

Transfer agent fees	27,433

Trustees’ and officers’ fees and benefits	11,573

Reports to shareholders	94,602

Professional services fees	23,070

Taxes	2,378

Other	7,830

Total expenses	4,582,693

Less: Fees waived	(375,322)

Net expenses	4,207,371

Net investment income (loss)	(75,421)

Realized and unrealized gain from:

Net realized gain from:
Unaffiliated investment securities (includes net gains from securities sold to affiliates of $6,166,991)	56,091,766

Affiliated investment securities	363

56,092,129

Change in net unrealized appreciation of:
Unaffiliated investment securities	77,475,033

Affiliated investment securities	92

77,475,125

Net realized and unrealized gain	133,567,254

Net increase in net assets resulting from operations	$133,491,833

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Small Cap Fund®

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30, 2021	December 31, 2020

Operations:
Net investment income (loss)	$(75,421)	$1,268,260

Net realized gain	56,092,129	49,208,743

Change in net unrealized appreciation	77,475,125	81,826,822

Net increase in net assets resulting from operations	133,491,833	132,303,825

Distributions to shareholders from distributable earnings:
Series I	-	(1,994,674)

Series II	-	(9,921,357)

Total distributions from distributable earnings	-	(11,916,031)

Share transactions–net:
Series I	(1,617,896)	(7,562,317)

Series II	(50,143,987)	(58,085,112)

Net increase (decrease) in net assets resulting from share transactions	(51,761,883)	(65,647,429)

Net increase in net assets	81,729,950	54,740,365

Net assets:
Beginning of period	769,762,801	715,022,436

End of period	$851,492,751	$769,762,801

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Small Cap Fund®

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Series I
Six months ended 06/30/21	$27.42	$0.03	$4.88	$4.91	$ –	$ –	$ –	$32.33	17.91%	$139,189	0.80	%(e)	0.89	%(e)	0.19	%(e)	18%
Year ended 12/31/20	23.32	0.09	4.47	4.56	(0.14)	(0.32)	(0.46)	27.42	19.93	119,377	0.80		0.91		0.41		35
Year ended 12/31/19	20.36	0.11	5.06	5.17	(0.05)	(2.16)	(2.21)	23.32	26.47	109,695	0.80		0.86		0.49		36
Year ended 12/31/18	25.79	0.07	(2.07)	(2.00)	(0.08)	(3.35)	(3.43)	20.36	(10.32)	123,962	0.80		0.83		0.28		45
Year ended 12/31/17	24.08	0.07	3.22	3.29	(0.22)	(1.36)	(1.58)	25.79	14.15	152,617	0.80		0.80		0.28		42
Year ended 12/31/16	21.32	0.16	3.55	3.71	(0.11)	(0.84)	(0.95)	24.08	18.05	145,428	0.80		0.81		0.74		65
Series II
Six months ended 06/30/21	26.91	(0.01)	4.79	4.78	–	–	–	31.69	17.76	712,304	1.05	(e)	1.14	(e)	(0.06	)(e)	18
Year ended 12/31/20	22.89	0.03	4.39	4.42	(0.08)	(0.32)	(0.40)	26.91	19.63	650,386	1.05		1.16		0.16		35
Year ended 12/31/19	20.03	0.05	4.97	5.02	0.00	(2.16)	(2.16)	22.89	26.13	605,327	1.05		1.11		0.25		36
Year ended 12/31/18	25.42	0.01	(2.03)	(2.02)	(0.02)	(3.35)	(3.37)	20.03	(10.54)	735,969	1.05		1.08		0.03		45
Year ended 12/31/17	23.75	0.01	3.18	3.19	(0.16)	(1.36)	(1.52)	25.42	13.91	935,793	1.05		1.05		0.03		42
Year ended 12/31/16	21.05	0.10	3.49	3.59	(0.05)	(0.84)	(0.89)	23.75	17.67	922,037	1.05		1.06		0.49		65

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended December 31, 2019, 2018, 2017 and 2016, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $136,701 and $703,914 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Main Street Small Cap Fund®

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Main Street Small Cap Fund®, formerly Invesco Oppenheimer V.I. Main Street Small Cap Fund®, (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

Invesco V.I. Main Street Small Cap Fund®

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Master Limited Partnerships – The Fund invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund invests in MLPs engaged in, among other things, the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Return of Capital – Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

H.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

I.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

J.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

K.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply

Invesco V.I. Main Street Small Cap Fund®

chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
Up to $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $200 million	0.600%
Next $4 billion	0.580%
Over $5 billion	0.560%

*	The advisory fee payable by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with Invesco.

For the six months ended June 30, 2021, the effective advisory fee rate incurred by the Fund was 0.69%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least April 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.80% and Series II shares to 1.05% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2021, the Adviser waived advisory fees of $375,322.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2021, Invesco was paid $59,325 for accounting and fund administrative services and was reimbursed $624,862 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2021, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	-	Prices are determined using quoted prices in an active market for identical assets.
Level 2	-	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Invesco V.I. Main Street Small Cap Fund®

Level 3	-	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$842,017,281	$-	$-	$842,017,281
Money Market Funds	9,418,277	70,072,684	-	79,490,961
Total Investments	$851,435,558	$70,072,684	$-	$921,508,242

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2021, the Fund engaged in securities purchases of $776,123 and securities sales of $10,067,723, which resulted in net realized gains of $6,166,991.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of December 31, 2020.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $145,734,015 and $201,606,226, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$322,960,770

Aggregate unrealized (depreciation) of investments	(19,324,914)

Net unrealized appreciation of investments	$303,635,856

    Cost of investments for tax purposes is $617,872,386.

Invesco V.I. Main Street Small Cap Fund®

NOTE 9–Share Information

	Summary of Share Activity
	Six months ended		Year ended
	June 30, 2021(a)		December 31, 2020
	Shares	Amount	Shares	Amount
Sold:
Series I	486,777	$15,023,842	768,674	$16,458,610
Series II	1,184,937	36,487,086	2,822,113	51,901,552

Issued as reinvestment of dividends:
Series I	-	-	85,498	1,994,674
Series II	-	-	433,058	9,921,357

Reacquired:
Series I	(534,302)	(16,641,738)	(1,204,533)	(26,015,601)
Series II	(2,871,475)	(86,631,073)	(5,530,234)	(119,908,021)
Net increase (decrease) in share activity	(1,734,063)	$(51,761,883)	(2,625,424)	$(65,647,429)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 55% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Main Street Small Cap Fund®

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

    The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,179.10	$4.32	$1,020.83	$4.01	0.80%
Series II	1,000.00	1,177.60	5.67	1,019.59	5.26	1.05

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Main Street Small Cap Fund®

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Main Street Small Cap Fund®’s (formerly, Invesco Oppenheimer V.I. Main Street Small Cap Fund®) (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the

Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.

As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Russell 2000® Index (Index). The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one and five year periods and above the performance of the Index for the three year period. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco V.I. Main Street Small Cap Fund®

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2020.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.

The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Main Street Small Cap Fund®

Semiannual Report to Shareholders	June 30, 2021

Invesco Oppenheimer V.I. International
Growth Fund

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	O-VIIGR-SAR-1

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/20 to 6/30/21, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	6.87%
Series II Shares	6.91
MSCI All Country World ex-USA Index▼	9.16
Source(s): ▼RIMES Technologies Corp.

The MSCI All Country World ex-USA® Index is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/21

Series I Shares
Inception (5/13/92)	7.72%
10 Years	7.76
5 Years	11.30
1 Year	35.38

Series II Shares
Inception (3/19/01)	6.87%
10 Years	7.51
5 Years	10.99
1 Year	34.66

Effective May 24, 2019, Non-Service and Service shares of the Oppenheimer International Growth Fund/VA, (the predecessor fund) were reorganized into Series I and Series II shares, respectively, of Invesco Oppenheimer V.I. International Growth Fund. Returns shown above, for periods ending on or prior to May 24, 2019, for Series I and Series II shares are those of the Non-Service shares and Service shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco Oppenheimer V.I. International Growth Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco Oppenheimer V.I. International Growth Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco Oppenheimer V.I. International Growth Fund

Schedule of Investments

June 30, 2021

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.51%

Australia–1.15%
CSL Ltd.	28,738	$6,147,854

Belgium–0.27%
Galapagos N.V.(a)	20,772	1,440,386

Canada–4.72%
Alimentation Couche-Tard, Inc., Class B	201,470	7,403,161

CAE, Inc.(a)	232,458	7,159,767

Dollarama, Inc.	111,798	5,117,311

ECN Capital Corp.	61,586	462,044

Shopify, Inc., Class A(a)	3,429	5,014,788

		25,157,071

China–3.32%
Alibaba Group Holding Ltd., ADR(a)	34,047	7,721,179

Tencent Holdings Ltd.	132,800	9,989,101

		17,710,280

Denmark–2.58%
Ascendis Pharma A/S, ADR(a)	22,891	3,011,311

Novo Nordisk A/S, Class B	128,259	10,730,408

		13,741,719

France–16.90%
Adevinta ASA, Class B(a)	225,314	4,319,244

Airbus SE(a)	61,111	7,869,905

Dassault Systemes SE	24,480	5,938,845

Edenred	86,778	4,946,031

EssilorLuxottica S.A.	15,921	2,939,771

Hermes International	12,088	17,624,877

Kering S.A.	6,330	5,539,197

L’Oreal S.A.	12,341	5,502,994

LVMH Moet Hennessy Louis Vuitton SE	17,333	13,609,298

Sartorius Stedim Biotech	13,944	6,596,422

SEB S.A.	25,075	4,533,033

Worldline S.A.(a)(b)	113,345	10,619,609

		90,039,226

Germany–5.00%
CTS Eventim AG & Co. KGaA(a)	92,800	5,799,985

Infineon Technologies AG	186,302	7,470,872

SAP SE	19,443	2,743,358

Siemens AG	25,530	4,045,226

Siemens Healthineers AG(b)	107,198	6,573,586

		26,633,027

Hong Kong–0.68%
WH Group Ltd.	4,019,000	3,613,109

India–2.82%
Dr Lal PathLabs Ltd.(b)	94,316	4,157,606

Reliance Industries Ltd.	382,841	10,887,387

		15,044,993

Ireland–1.81%
Flutter Entertainment PLC(a)	53,116	9,660,828

	Shares	Value

Italy–1.52%
Davide Campari-Milano N.V.	601,782	$8,071,881

Japan–7.72%
Daikin Industries Ltd.	34,500	6,422,208

Hitachi Ltd.	58,300	3,336,559

Hoya Corp.	35,693	4,730,709

Keyence Corp.	13,924	7,023,875

Kobe Bussan Co. Ltd.	130,600	4,113,303

Nidec Corp.	63,700	7,377,753

Nihon M&A Center, Inc.	205,600	5,335,188

Nitori Holdings Co. Ltd.	15,900	2,814,626

		41,154,221

Netherlands–6.38%
Aalberts N.V.	161,169	8,663,278

Adyen N.V.(a)(b)	2,915	7,124,033

ASML Holding N.V.	20,750	14,286,404

Boskalis Westminster	30,582	981,719

Shop Apotheke Europe N.V.(a)(b)	15,791	2,967,097

		34,022,531

New Zealand–1.11%
Xero Ltd.(a)	57,448	5,900,744

Spain–1.40%
Amadeus IT Group S.A.(a)	86,248	6,065,504

Prosegur Cash S.A.(b)	1,348,827	1,370,508

		7,436,012

Sweden–6.46%
Atlas Copco AB, Class A	136,598	8,368,280

Epiroc AB, Class A	470,573	10,723,849

SKF AB, Class B	300,027	7,643,289

Swedish Match AB	900,750	7,682,713

		34,418,131

Switzerland–5.86%
Barry Callebaut AG	2,046	4,753,959

IWG PLC(a)	867,354	3,610,013

Lonza Group AG	4,682	3,319,036

Sika AG	23,536	7,695,890

STMicroelectronics N.V.	111,459	4,046,197

Temenos AG	16,732	2,688,513

VAT Group AG(b)	15,393	5,119,609

		31,233,217

Taiwan–2.10%
Taiwan Semiconductor Manufacturing Co. Ltd.	525,000	11,211,305

United Kingdom–15.32%
Blue Prism Group PLC(a)	9,547	107,040

boohoo Group PLC(a)	1,731,745	7,442,461

Britvic PLC	417,968	5,422,783

Compass Group PLC(a)	331,157	6,984,455

ConvaTec Group PLC(b)	577,094	1,921,767

Electrocomponents PLC	260,947	3,719,691

Entain PLC(a)	401,798	9,709,433

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. International Growth Fund

	Shares	Value

United Kingdom–(continued)
Legal & General Group PLC	1,140,021	$4,057,656

London Stock Exchange Group PLC	76,426	8,429,623

Melrose Industries PLC	3,752,226	8,073,642

Next PLC(a)	94,168	10,248,524

Ocado Group PLC(a)	238,311	6,603,272

Rightmove PLC	594,538	5,347,163

Trainline PLC(a)(b)	879,354	3,571,538

		81,639,048

United States–8.39%
Atlassian Corp. PLC, Class A(a)	17,853	4,585,722

EPAM Systems, Inc.(a)	21,015	10,737,824

Ferguson PLC	42,466	5,911,220

James Hardie Industries PLC, CDI	270,720	9,194,649

Medtronic PLC	34,164	4,240,777

ResMed, Inc.	40,824	10,063,933

		44,734,125

Total Common Stocks & Other Equity Interests (Cost $270,305,117)		509,009,708

	Shares	Value

Preferred Stocks–0.00%
India–0.00%
Zee Entertainment Enterprises Ltd., 6.00%, Pfd. (Cost $0)	599,541	$16,051

Money Market Funds–2.19%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d)	4,075,951	4,075,951

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(d)	2,947,936	2,949,115

Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	4,658,230	4,658,230

Total Money Market Funds (Cost $11,683,223)		11,683,296

TOTAL INVESTMENTS IN SECURITIES–97.70% (Cost $281,988,340)		520,709,055

OTHER ASSETS LESS LIABILITIES–2.30%		12,241,554

NET ASSETS–100.00%		$532,950,609

Investment Abbreviations:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

Pfd. – Preferred

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2021 was $43,425,353, which represented 8.15% of the Fund’s Net Assets.

(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,150,830	$16,686,431	$(15,761,310)	$-	$-	$4,075,951	$509
Invesco Liquid Assets Portfolio, Institutional Class	2,250,059	11,918,879	(11,220,047)	216	8	2,949,115	253
Invesco Treasury Portfolio, Institutional Class	3,600,948	19,070,206	(18,012,924)	-	-	4,658,230	210
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	1,167,080	(1,167,080)	-	-	-	3	*
Invesco Private Prime Fund	-	2,075,824	(2,075,824)	-	-	-	76	*
Total	$9,001,837	$50,918,420	$(48,237,185)	$216	$8	$11,683,296	$1,051

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.

Open Forward Foreign Currency Contracts
				Unrealized Appreciation (Depreciation)
Settlement Date		Contract to
	Counterparty	Deliver	Receive
Currency Risk
07/02/2021	State Street Bank & Trust Co.	USD 38,591	CAD 47,826	$(10)

Abbreviations:

CAD – Canadian Dollar

USD – U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. International Growth Fund

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2021

Consumer Discretionary	21.97%
Information Technology	20.75
Industrials	19.16
Health Care	11.81
Consumer Staples	8.74
Communication Services	4.77
Materials	3.16
Financials	2.43
Energy	2.04
Other Sectors, Each Less than 2% of Net Assets	0.68
Money Market Funds Plus Other Assets Less Liabilities	4.49

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. International Growth Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $270,305,117)	$509,025,759

Investments in affiliated money market funds, at value (Cost $11,683,223)	11,683,296

Cash	500,000

Foreign currencies, at value (Cost $190,241)	189,575

Receivable for:
Investments sold	160,872

Fund shares sold	11,207,975

Dividends	1,846,033

Investment for trustee deferred compensation and retirement plans	51,686

Total assets	534,665,196

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	10

Payable for:
Investments purchased	353,483

Fund shares reacquired	634,260

Accrued foreign taxes	132,866

Accrued fees to affiliates	448,011

Accrued other operating expenses	94,271

Trustee deferred compensation and retirement plans	51,686

Total liabilities	1,714,587

Net assets applicable to shares outstanding	$532,950,609

Net assets consist of:
Shares of beneficial interest	$215,608,243

Distributable earnings	317,342,366

$532,950,609

Net Assets:
Series I	$242,924,783

Series II	$290,025,826

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	78,180,062

Series II	89,292,698

Series I:
Net asset value per share	$3.11

Series II:
Net asset value per share	$3.25

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $211,066)	$3,130,926

Dividends from affiliated money market funds	972

Total investment income	3,131,898

Expenses:
Advisory fees	2,355,203

Administrative services fees	413,812

Custodian fees	17,682

Distribution fees - Series II	345,825

Transfer agent fees	23,051

Trustees’ and officers’ fees and benefits	10,945

Reports to shareholders	13,837

Professional services fees	39,372

Taxes	2,952

Other	3,891

Total expenses	3,226,570

Less: Fees waived	(359,067)

Net expenses	2,867,503

Net investment income	264,395

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	35,000,345

Affiliated investment securities	8

Foreign currencies	(249)

35,000,104

Change in net unrealized appreciation (depreciation) of: Unaffiliated investment securities (net of foreign taxes of $132,866)	(1,559,422)

Affiliated investment securities	216

Foreign currencies	(101,005)

Forward foreign currency contracts	(10)

(1,660,221)

Net realized and unrealized gain	33,339,883

Net increase in net assets resulting from operations	$33,604,278

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. International Growth Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30, 2021	December 31, 2020

Operations:
Net investment income (loss)	$264,395	$(604,947)

Net realized gain	35,000,104	47,589,964

Change in net unrealized appreciation (depreciation)	(1,660,221)	42,465,384

Net increase in net assets resulting from operations	33,604,278	89,450,401

Distributions to shareholders from distributable earnings:
Series I	–	(4,813,313)

Series II	–	(4,638,613)

Total distributions from distributable earnings	–	(9,451,926)

Share transactions–net:
Series I	(2,918,388)	(28,064,430)

Series II	380,996	(24,747,573)

Net increase (decrease) in net assets resulting from share transactions	(2,537,392)	(52,812,003)

Net increase in net assets	31,066,886	27,186,472

Net assets:
Beginning of period	501,883,723	474,697,251

End of period	$532,950,609	$501,883,723

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. International Growth Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Series I
Six months ended 06/30/21	$2.91	$0.00	$0.20	$0.20	$–	$–	$–	$3.11	6.87%	$242,925	1.00	%(e)	1.14	%(e)	0.24	%(e)	11%
Year ended 12/31/20	2.45	(0.00)	0.52	0.52	(0.02)	(0.04)	(0.06)	2.91	21.50	230,463	1.00		1.15		(0.01)		37
Year ended 12/31/19	2.03	0.02	0.54	0.56	(0.02)	(0.12)	(0.14)	2.45	28.60	221,944	1.00		1.13		0.91		51
Year ended 12/31/18	2.59	0.02	(0.51)	(0.49)	(0.02)	(0.05)	(0.07)	2.03	(19.42)	267,220	1.00		1.10		0.83		25
Year ended 12/31/17	2.08	0.02	0.52	0.54	(0.03)	–	(0.03)	2.59	26.29	360,417	1.00		1.08		0.87		27
Year ended 12/31/16	2.20	0.03	(0.08)	(0.05)	(0.02)	(0.05)	(0.07)	2.08	(2.12)	301,559	1.00		1.09		1.24		15
Series II
Six months ended 06/30/21	3.04	(0.00)	0.21	0.21	–	–	–	3.25	6.91	290,026	1.25	(e)	1.39	(e)	(0.01	)(e)	11
Year ended 12/31/20	2.56	(0.01)	0.55	0.54	(0.02)	(0.04)	(0.06)	3.04	21.04	271,421	1.25		1.40		(0.26)		37
Year ended 12/31/19	2.12	0.02	0.56	0.58	(0.02)	(0.12)	(0.14)	2.56	27.95	252,753	1.25		1.38		0.67		51
Year ended 12/31/18	2.70	0.01	(0.52)	(0.51)	(0.02)	(0.05)	(0.07)	2.12	(19.55)	199,636	1.25		1.35		0.58		25
Year ended 12/31/17	2.16	0.01	0.56	0.57	(0.03)	–	(0.03)	2.70	26.44	239,042	1.25		1.33		0.60		27
Year ended 12/31/16	2.29	0.02	(0.08)	(0.06)	(0.02)	(0.05)	(0.07)	2.16	(2.72)	175,633	1.25		1.34		0.99		15

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended October 31, 2019, 2018, 2017, and 2016, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $229,490 and $278,953 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Oppenheimer V.I. International Growth Fund

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Oppenheimer V.I. International Growth Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

    The Fund’s investment objective is to seek capital appreciation.

    The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

    A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

    Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

    Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

    Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

    Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

    The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

    Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

    The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

Invesco Oppenheimer V.I. International Growth Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

    The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

    The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

    The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

    The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

    The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement

Invesco Oppenheimer V.I. International Growth Fund

based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

    A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

    The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

M.

Other Risks - Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
First $ 250 million	1.000%
Next $250 million	0.900%
Next $500 million	0.850%
Over $1 billion	0.820%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

    For the six months ended June 30, 2021, the effective advisory fee rate incurred by the Fund was 0.93%.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

    The Adviser has contractually agreed, through at least April 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement excluding certain items discussed below) of Series I shares to 1.00% and Series II shares to 1.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

    Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

    For the six months ended June 30, 2021, the Adviser waived advisory fees of $359,067.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2021, Invesco was paid $35,866 for accounting and fund administrative services and was reimbursed $377,946 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase

Invesco Oppenheimer V.I. International Growth Fund

and own Series II shares of the Fund. For the six months ended June 30, 2021, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Australia	$ –	$ 6,147,854	$–	$ 6,147,854

Belgium	1,440,386	–	–	1,440,386

Canada	25,157,071	–	–	25,157,071

China	7,721,179	9,989,101	–	17,710,280

Denmark	3,011,311	10,730,408	–	13,741,719

France	–	90,039,226	–	90,039,226

Germany	–	26,633,027	–	26,633,027

Hong Kong	–	3,613,109	–	3,613,109

India	16,051	15,044,993	–	15,061,044

Ireland	–	9,660,828	–	9,660,828

Italy	–	8,071,881	–	8,071,881

Japan	–	41,154,221	–	41,154,221

Netherlands	–	34,022,531	–	34,022,531

New Zealand	–	5,900,744	–	5,900,744

Spain	–	7,436,012	–	7,436,012

Sweden	–	34,418,131	–	34,418,131

Switzerland	–	31,233,217	–	31,233,217

Taiwan	11,211,305	–	–	11,211,305

United Kingdom	–	81,639,048	–	81,639,048

United States	29,628,256	15,105,869	–	44,734,125

Money Market Funds	11,683,296	–	–	11,683,296

Total Investments in Securities	89,868,855	430,840,200	–	520,709,055

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(10)	–	(10)

Total Investments	$89,868,855	$430,840,190	$–	$520,709,045

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Invesco Oppenheimer V.I. International Growth Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2021:

Value
Currency
Derivative Liabilities	Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(10)
Derivatives not subject to master netting agreements	-
Total Derivative Liabilities subject to master netting agreements	$(10)

Offsetting Assets and Liabilities

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
State Street Bank & Trust Co.	$–	$(10)	$(10)	$–	$–	$(10)

Effect of Derivative Investments for the six months ended June 30, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Currency
Risk
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	$(10)

    The table below summarizes the average notional value of derivatives held during the period.

Forward
Foreign Currency
Contracts
Average notional value	$38,582

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of December 31, 2020.

Invesco Oppenheimer V.I. International Growth Fund

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $56,453,075 and $72,559,818, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$243,625,173

Aggregate unrealized (depreciation) of investments	(6,554,020)

Net unrealized appreciation of investments	$237,071,153

Cost of investments for tax purposes is $283,637,892.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2021(a)		December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Series I	7,435,746	$22,673,332	12,200,099	$28,925,077

Series II	5,928,844	18,657,914	9,099,234	22,431,074

Issued as reinvestment of dividends:
Series I	-	-	1,865,625	4,813,313

Series II	-	-	1,718,005	4,638,613

Reacquired:
Series I	(8,513,204)	(25,591,720)	(25,538,177)	(61,802,820)

Series II	(5,819,327)	(18,276,918)	(20,462,841)	(51,817,260)

Net increase (decrease) in share activity	(967,941)	$(2,537,392)	(21,118,055)	$(52,812,003)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Oppenheimer V.I. International Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

    The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(01/01/21)	(06/30/21)[1]	Period[2]	(06/30/21)	Period[2]	Ratio
Series I	$1,000.00	$1,068.70	$5.13	$1,019.84	$5.01	1.00%
Series II	1,000.00	1,069.10	6.41	1,018.60	6.26	1.25

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco Oppenheimer V.I. International Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco Oppenheimer V.I. International Growth Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the MSCI All Country World ex-U.S.® Index (Index). The Board noted that performance of Series I shares of the Fund was in the second quintile of its performance universe for the one year period, the third quintile for the three year period, and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one and three year periods and reasonably comparable to the performance of the Index for the five year period. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board noted that stock selection in and underweight exposure to certain sectors and geographic regions detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different

Invesco Oppenheimer V.I. International Growth Fund

performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees were in the fifth quintile of its expense group and discussed with management reasons for such relative contractual management fees.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2020.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco Oppenheimer V.I. International Growth Fund

Semiannual Report to Shareholders	June 30, 2021

Invesco V.I. S&P 500 Index Fund

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	MS-VISPI-SAR-1

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/20 to 6/30/21, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	15.08%
Series II Shares	14.89
S&P 500 Index▼ (Broad Market/Style-Specific Index)	15.25
Lipper VUF S&P 500 Funds Index ∎ (Peer Group Index)	14.83

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.
The Lipper VUF S&P 500® Funds Index is an unmanaged index considered representative of S&P 500 variable insurance underlying funds tracked by Lipper.
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/21

Series I Shares
Inception (5/18/98)	7.70%
10 Years	14.41
5 Years	17.15
1 Year	40.28

Series II Shares
Inception (6/5/00)	6.67%
10 Years	14.11
5 Years	16.86
1 Year	39.88

Effective June 1, 2010, Class X and Class Y shares of the predecessor fund, Morgan Stanley Variable Investment Series S&P 500 Index Portfolio advised by Morgan Stanley Investment Advisors Inc. were reorganized into Series I and Series II shares, respectively, of Invesco V.I. S&P 500 Index Fund. Returns shown above, prior to June 1, 2010, for Series I and Series II shares are those of the Class X shares and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. S&P 500 Index Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. S&P 500 Index Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. S&P 500 Index Fund

Schedule of Investments(a)

June 30, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.38%

Advertising–0.08%
Interpublic Group of Cos., Inc. (The)	1,071	$34,797
Omnicom Group, Inc.	589	47,114
		81,911

Aerospace & Defense–1.61%
Boeing Co. (The)(b)	1,495	358,142
General Dynamics Corp.	622	117,098
Howmet Aerospace, Inc.(b)	1,070	36,883
Huntington Ingalls Industries, Inc.	110	23,182
L3Harris Technologies, Inc.	557	120,396
Lockheed Martin Corp.	665	251,603
Northrop Grumman Corp.	407	147,916
Raytheon Technologies Corp.	4,119	351,392
Teledyne Technologies, Inc.(b)	126	52,773
Textron, Inc.	622	42,775
TransDigm Group, Inc.(b)	150	97,093
		1,599,253

Agricultural & Farm Machinery–0.30%
Deere & Co.	848	299,098

Agricultural Products–0.09%
Archer-Daniels-Midland Co.	1,532	92,839

Air Freight & Logistics–0.70%
C.H. Robinson Worldwide, Inc.	367	34,377
Expeditors International of Washington, Inc.	465	58,869
FedEx Corp.	664	198,091
United Parcel Service, Inc., Class B	1,967	409,077
		700,414

Airlines–0.27%
Alaska Air Group, Inc.(b)	340	20,506
American Airlines Group, Inc.(b)	1,754	37,202
Delta Air Lines, Inc.(b)	1,750	75,705
Southwest Airlines Co.(b)	1,620	86,006
United Airlines Holdings, Inc.(b)	873	45,649
		265,068

Alternative Carriers–0.04%
Lumen Technologies, Inc.	2,707	36,788

Apparel Retail–0.41%
Gap, Inc. (The)	564	18,979
L Brands, Inc.	641	46,190
Ross Stores, Inc.	976	121,024
TJX Cos., Inc. (The)	3,292	221,947
		408,140

Apparel, Accessories & Luxury Goods–0.18%
Hanesbrands, Inc.	957	17,867
PVH Corp.(b)	195	20,980
Ralph Lauren Corp.	133	15,669
Tapestry, Inc.(b)	762	33,132
Under Armour, Inc., Class A(b)	517	10,935

	Shares	Value
Apparel, Accessories & Luxury Goods–(continued)
Under Armour, Inc., Class C(b)	534	$9,916
VF Corp.	881	72,277
		180,776

Application Software–2.41%
Adobe, Inc.(b)	1,300	761,332
ANSYS, Inc.(b)	238	82,600
Autodesk, Inc.(b)	598	174,556
Cadence Design Systems, Inc.(b)	765	104,667
Citrix Systems, Inc.	337	39,520
Intuit, Inc.	743	364,196
Paycom Software, Inc.(b)	135	49,069
PTC, Inc.(b)	288	40,683
salesforce.com, inc.(b)	2,516	614,584
Synopsys, Inc.(b)	418	115,280
Tyler Technologies, Inc.(b)	111	50,213
		2,396,700

Asset Management & Custody Banks–0.85%
Ameriprise Financial, Inc.	315	78,397
Bank of New York Mellon Corp. (The)	2,213	113,372
BlackRock, Inc.	386	337,738
Franklin Resources, Inc.	748	23,929
Invesco Ltd.(c)	1,032	27,586
Northern Trust Corp.	572	66,135
State Street Corp.	946	77,837
T. Rowe Price Group, Inc.	617	122,147
		847,141

Auto Parts & Equipment–0.15%
Aptiv PLC(b)	740	116,424
BorgWarner, Inc.	655	31,794
		148,218

Automobile Manufacturers–1.80%
Ford Motor Co.(b)	10,714	159,210
General Motors Co.(b)	3,477	205,734
Tesla, Inc.(b)	2,095	1,423,972
		1,788,916

Automotive Retail–0.29%
Advance Auto Parts, Inc.	179	36,720
AutoZone, Inc.(b)	59	88,041
CarMax, Inc.(b)	446	57,601
O’Reilly Automotive, Inc.(b)	192	108,712
		291,074

Biotechnology–1.76%
AbbVie, Inc.	4,802	540,897
Alexion Pharmaceuticals, Inc.(b)	603	110,777
Amgen, Inc.	1,562	380,737
Biogen, Inc.(b)	409	141,624
Gilead Sciences, Inc.	3,410	234,813
Incyte Corp.(b)	512	43,075
Regeneron Pharmaceuticals, Inc.(b)	285	159,184

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value
Biotechnology–(continued)
Vertex Pharmaceuticals, Inc.(b)	704	$141,948
		1,753,055

Brewers–0.03%
Molson Coors Beverage Co., Class B(b)	516	27,704

Broadcasting–0.16%
Discovery, Inc., Class A(b)	446	13,684
Discovery, Inc., Class C(b)	794	23,010
Fox Corp., Class A	917	34,048
Fox Corp., Class B	421	14,819
ViacomCBS, Inc., Class B	1,556	70,331
		155,892

Building Products–0.51%
A.O. Smith Corp.	372	26,806
Allegion PLC	249	34,686
Carrier Global Corp.	2,240	108,864
Fortune Brands Home & Security, Inc.	380	37,852
Johnson Controls International PLC	1,949	133,760
Masco Corp.	705	41,531
Trane Technologies PLC	654	120,428
		503,927

Cable & Satellite–1.01%
Charter Communications, Inc., Class A(b)	374	269,822
Comcast Corp., Class A	12,466	710,812
DISH Network Corp., Class A(b)	679	28,382
		1,009,016

Casinos & Gaming–0.22%
Caesars Entertainment, Inc.(b)	571	59,241
Las Vegas Sands Corp.(b)	901	47,474
MGM Resorts International	1,127	48,066
Penn National Gaming, Inc.(b)	408	31,208
Wynn Resorts Ltd.(b)	289	35,345
		221,334

Commodity Chemicals–0.20%
Dow, Inc.	2,043	129,281
LyondellBasell Industries N.V., Class A	706	72,626
		201,907

Communications Equipment–0.82%
Arista Networks, Inc.(b)	150	54,347
Cisco Systems, Inc.	11,458	607,274
F5 Networks, Inc.(b)	162	30,239
Juniper Networks, Inc.	900	24,615
Motorola Solutions, Inc.	464	100,618
		817,093

Computer & Electronics Retail–0.07%
Best Buy Co., Inc.	606	69,678
Construction & Engineering–0.03%
Quanta Services, Inc.	379	34,326
Construction Machinery & Heavy Trucks–0.55%
Caterpillar, Inc.	1,489	324,051
Cummins, Inc.	398	97,036
PACCAR, Inc.	951	84,877

	Shares	Value
Construction Machinery & Heavy Trucks–(continued)
Wabtec Corp.	487	$40,080
		546,044

Construction Materials–0.12%
Martin Marietta Materials, Inc.	171	60,160
Vulcan Materials Co.	364	63,361
		123,521

Consumer Electronics–0.06%
Garmin Ltd.	410	59,302

Consumer Finance–0.66%
American Express Co.	1,769	292,292
Capital One Financial Corp.	1,228	189,959
Discover Financial Services	829	98,062
Synchrony Financial	1,490	72,295
		652,608

Copper–0.15%
Freeport-McMoRan, Inc.	3,999	148,403

Data Processing & Outsourced Services–3.95%
Automatic Data Processing, Inc.	1,157	229,803
Broadridge Financial Solutions, Inc.	318	51,367
Fidelity National Information Services, Inc.	1,686	238,856
Fiserv, Inc.(b)	1,578	168,672
FleetCor Technologies, Inc.(b)	228	58,382
Global Payments, Inc.	803	150,595
Jack Henry & Associates, Inc.	202	33,029
Mastercard, Inc., Class A	2,379	868,549
Paychex, Inc.	880	94,424
PayPal Holdings, Inc.(b)	3,194	930,987
Visa, Inc., Class A	4,600	1,075,572
Western Union Co. (The)	1,127	25,887
		3,926,123

Distillers & Vintners–0.15%
Brown-Forman Corp., Class B	500	37,470
Constellation Brands, Inc., Class A	460	107,589
		145,059

Distributors–0.14%
Genuine Parts Co.	396	50,082
LKQ Corp.(b)	765	37,653
Pool Corp.	110	50,453
		138,188

Diversified Banks–3.26%
Bank of America Corp.	20,504	845,380
Citigroup, Inc.	5,620	397,615
JPMorgan Chase & Co.	8,231	1,280,250
U.S. Bancorp	3,686	209,991
Wells Fargo & Co.	11,239	509,014
		3,242,250

Diversified Chemicals–0.04%
Eastman Chemical Co.	373	43,548
Diversified Support Services–0.17%
Cintas Corp.	242	92,444
Copart, Inc.(b)	571	75,275
		167,719

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value
Drug Retail–0.10%
Walgreens Boots Alliance, Inc.	1,966	$103,431

Electric Utilities–1.54%
Alliant Energy Corp.	685	38,196
American Electric Power Co., Inc.	1,362	115,211
Duke Energy Corp.	2,091	206,423
Edison International	1,040	60,133
Entergy Corp.	551	54,935
Evergy, Inc.	622	37,587
Eversource Energy	941	75,506
Exelon Corp.	2,677	118,618
FirstEnergy Corp.	1,489	55,406
NextEra Energy, Inc.	5,333	390,802
NRG Energy, Inc.	671	27,041
Pinnacle West Capital Corp.	309	25,329
PPL Corp.	2,109	58,989
Southern Co. (The)	2,878	174,148
Xcel Energy, Inc.	1,474	97,107
		1,535,431

Electrical Components & Equipment–0.57%
AMETEK, Inc.	633	84,506
Eaton Corp. PLC	1,091	161,664
Emerson Electric Co.	1,631	156,968
Generac Holdings, Inc.(b)	173	71,821
Rockwell Automation, Inc.	319	91,240
		566,199

Electronic Components–0.20%
Amphenol Corp., Class A	1,625	111,166
Corning, Inc.	2,107	86,177
		197,343

Electronic Equipment & Instruments–0.21%
Keysight Technologies, Inc.(b)	501	77,359
Trimble, Inc.(b)	689	56,381
Zebra Technologies Corp., Class A(b)	147	77,835
		211,575

Electronic Manufacturing Services–0.14%
IPG Photonics Corp.(b)	99	20,866
TE Connectivity Ltd.	898	121,419
		142,285

Environmental & Facilities Services–0.23%
Republic Services, Inc.	578	63,586
Rollins, Inc.	608	20,794
Waste Management, Inc.	1,056	147,956
		232,336

Fertilizers & Agricultural Chemicals–0.19%
CF Industries Holdings, Inc.	587	30,201
Corteva, Inc.	2,004	88,877
FMC Corp.	355	38,411
Mosaic Co. (The)	946	30,187
		187,676

Financial Exchanges & Data–1.08%
Cboe Global Markets, Inc.	294	35,001
CME Group, Inc., Class A	976	207,575
Intercontinental Exchange, Inc.	1,530	181,611

	Shares	Value
Financial Exchanges & Data–(continued)
MarketAxess Holdings, Inc.	105	$48,677
Moody’s Corp.	441	159,805
MSCI, Inc.	224	119,410
Nasdaq, Inc.	316	55,553
S&P Global, Inc.	655	268,845
		1,076,477

Food Distributors–0.11%
Sysco Corp.	1,400	108,850

Food Retail–0.08%
Kroger Co. (The)	2,059	78,880

Footwear–0.54%
NIKE, Inc., Class B	3,467	535,617

Gas Utilities–0.03%
Atmos Energy Corp.	352	33,831

General Merchandise Stores–0.53%
Dollar General Corp.	642	138,922
Dollar Tree, Inc.(b)	631	62,785
Target Corp.	1,345	325,140
		526,847

Gold–0.14%
Newmont Corp.	2,178	138,042

Health Care Distributors–0.20%
AmerisourceBergen Corp.	404	46,254
Cardinal Health, Inc.	806	46,015
Henry Schein, Inc.(b)	390	28,934
McKesson Corp.	430	82,233
		203,436

Health Care Equipment–3.31%
Abbott Laboratories	4,831	560,058
ABIOMED, Inc.(b)	124	38,702
Baxter International, Inc.	1,367	110,044
Becton, Dickinson and Co.	791	192,363
Boston Scientific Corp.(b)	3,886	166,165
Danaher Corp.	1,726	463,189
DexCom, Inc.(b)	264	112,728
Edwards Lifesciences Corp.(b)	1,690	175,033
Hologic, Inc.(b)	706	47,104
IDEXX Laboratories, Inc.(b)	232	146,520
Intuitive Surgical, Inc.(b)	323	297,044
Medtronic PLC	3,658	454,068
ResMed, Inc.	399	98,362
STERIS PLC	266	54,876
Stryker Corp.	891	231,419
Teleflex, Inc.	128	51,429
Zimmer Biomet Holdings, Inc.	570	91,667
		3,290,771

Health Care Facilities–0.18%
HCA Healthcare, Inc.	715	147,819
Universal Health Services, Inc., Class B	214	31,336
		179,155

Health Care REITs–0.20%
Healthpeak Properties, Inc.	1,477	49,169

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value
Health Care REITs–(continued)
Ventas, Inc.	1,027	$58,642
Welltower, Inc.	1,145	95,149
		202,960

Health Care Services–0.67%
Cigna Corp.	933	221,186
CVS Health Corp.	3,580	298,715
DaVita, Inc.(b)	198	23,845
Laboratory Corp. of America Holdings(b)	268	73,928
Quest Diagnostics, Inc.	355	46,850
		664,524

Health Care Supplies–0.29%
Align Technology, Inc.(b)	196	119,756
Cooper Cos., Inc. (The)	135	53,497
DENTSPLY SIRONA, Inc.	601	38,019
West Pharmaceutical Services, Inc.	203	72,897
		284,169

Health Care Technology–0.06%
Cerner Corp.	819	64,013

Home Furnishings–0.05%
Leggett & Platt, Inc.	365	18,910
Mohawk Industries, Inc.(b)	162	31,135
		50,045

Home Improvement Retail–1.30%
Home Depot, Inc. (The)	2,891	921,911
Lowe’s Cos., Inc.	1,922	372,810
		1,294,721

Homebuilding–0.24%
D.R. Horton, Inc.	892	80,610
Lennar Corp., Class A	753	74,811
NVR, Inc.(b)	9	44,760
PulteGroup, Inc.	729	39,781
		239,962

Hotel & Resort REITs–0.03%
Host Hotels & Resorts, Inc.(b)	1,934	33,052

Hotels, Resorts & Cruise Lines–0.64%
Booking Holdings, Inc.(b)	112	245,066
Carnival Corp.(b)	2,188	57,676
Expedia Group, Inc.(b)	380	62,210
Hilton Worldwide Holdings, Inc.(b)	761	91,792
Marriott International, Inc., Class A(b)	730	99,659
Norwegian Cruise Line Holdings Ltd.(b)	996	29,292
Royal Caribbean Cruises Ltd.(b)	600	51,168
		636,863

Household Appliances–0.04%
Whirlpool Corp.	172	37,499

Household Products–1.33%
Church & Dwight Co., Inc.	673	57,353
Clorox Co. (The)	338	60,810
Colgate-Palmolive Co.	2,300	187,105
Kimberly-Clark Corp.	917	122,676
Procter & Gamble Co. (The)	6,657	898,229
		1,326,173

	Shares	Value
Housewares & Specialties–0.03%
Newell Brands, Inc.	1,036	$28,459

Human Resource & Employment Services–0.03%
Robert Half International, Inc.	310	27,581

Hypermarkets & Super Centers–1.01%
Costco Wholesale Corp.	1,202	475,595
Walmart, Inc.	3,733	526,428
		1,002,023

Independent Power Producers & Energy Traders–0.05%
AES Corp. (The)	1,832	47,760

Industrial Conglomerates–1.19%
3M Co.	1,576	313,041
General Electric Co.	23,869	321,277
Honeywell International, Inc.	1,888	414,133
Roper Technologies, Inc.	288	135,417
		1,183,868

Industrial Gases–0.59%
Air Products and Chemicals, Inc.	602	173,183
Linde PLC (United Kingdom)	1,414	408,788
		581,971

Industrial Machinery–0.81%
Dover Corp.	395	59,487
Fortive Corp.	927	64,649
IDEX Corp.	208	45,770
Illinois Tool Works, Inc.	782	174,824
Ingersoll Rand, Inc.(b)	1,022	49,884
Otis Worldwide Corp.	1,097	89,702
Parker-Hannifin Corp.	351	107,796
Pentair PLC	455	30,708
Snap-on, Inc.	148	33,068
Stanley Black & Decker, Inc.	441	90,400
Xylem, Inc.	495	59,380
		805,668

Industrial REITs–0.29%
Duke Realty Corp.	1,026	48,581
Prologis, Inc.	2,011	240,375
		288,956

Insurance Brokers–0.50%
Aon PLC, Class A	614	146,599
Arthur J. Gallagher & Co.	532	74,523
Marsh & McLennan Cos., Inc.	1,383	194,560
Willis Towers Watson PLC	355	81,657
		497,339

Integrated Oil & Gas–1.36%
Chevron Corp.	5,255	550,408
Exxon Mobil Corp.	11,511	726,114
Occidental Petroleum Corp.	2,299	71,890
		1,348,412

Integrated Telecommunication Services–1.20%
AT&T, Inc.	19,413	558,706
Verizon Communications, Inc.	11,257	630,730
		1,189,436

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value
Interactive Home Entertainment–0.37%
Activision Blizzard, Inc.	2,124	$ 202,715
Electronic Arts, Inc.	778	111,900
Take-Two Interactive Software, Inc.(b)	317	56,115
		370,730

Interactive Media & Services–6.38%
Alphabet, Inc., Class A(b)	818	1,997,384
Alphabet, Inc., Class C(b)	774	1,939,892
Facebook, Inc., Class A(b)	6,515	2,265,330
Twitter, Inc.(b)	2,170	149,318
		6,351,924

Internet & Direct Marketing Retail–4.23%
Amazon.com, Inc.(b)	1,166	4,011,227
eBay, Inc.	1,773	124,482
Etsy, Inc.(b)	345	71,015
		4,206,724

Internet Services & Infrastructure–0.12%
Akamai Technologies, Inc.(b)	448	52,237
VeriSign, Inc.(b)	273	62,159
		114,396

Investment Banking & Brokerage–1.07%
Charles Schwab Corp. (The)	4,078	296,919
Goldman Sachs Group, Inc. (The)	925	351,065
Morgan Stanley	4,047	371,070
Raymond James Financial, Inc.	336	43,646
		1,062,700

IT Consulting & Other Services–1.05%
Accenture PLC, Class A	1,728	509,397
Cognizant Technology Solutions Corp., Class A	1,434	99,319
DXC Technology Co.(b)	698	27,180
Gartner, Inc.(b)	234	56,675
International Business Machines Corp.	2,429	356,067
		1,048,638

Leisure Products–0.03%
Hasbro, Inc.	350	33,082

Life & Health Insurance–0.44%
Aflac, Inc.	1,719	92,241
Globe Life, Inc.	260	24,765
Lincoln National Corp.	495	31,106
MetLife, Inc.	2,023	121,077
Principal Financial Group, Inc.	695	43,917
Prudential Financial, Inc.	1,071	109,745
Unum Group	559	15,876
		438,727

Life Sciences Tools & Services–1.27%
Agilent Technologies, Inc.	825	121,943
Bio-Rad Laboratories, Inc., Class A(b)	60	38,657
Charles River Laboratories International, Inc.(b)	137	50,679
Illumina, Inc.(b)	397	187,864
IQVIA Holdings, Inc.(b)	525	127,218
Mettler-Toledo International, Inc.(b)	63	87,277
PerkinElmer, Inc.	307	47,404
Thermo Fisher Scientific, Inc.	1,069	539,279

	Shares	Value
Life Sciences Tools & Services–(continued)
Waters Corp.(b)	171	$ 59,099
		1,259,420

Managed Health Care–1.56%
Anthem, Inc.	666	254,279
Centene Corp.(b)	1,595	116,323
Humana, Inc.	353	156,280
UnitedHealth Group, Inc.	2,566	1,027,529
		1,554,411

Metal & Glass Containers–0.07%
Ball Corp.	900	72,918

Movies & Entertainment–1.55%
Live Nation Entertainment, Inc.(b)	394	34,510
Netflix, Inc.(b)	1,206	637,021
Walt Disney Co. (The)(b)	4,940	868,304
		1,539,835

Multi-line Insurance–0.20%
American International Group, Inc.	2,333	111,051
Assurant, Inc.	159	24,833
Hartford Financial Services Group, Inc. (The)	980	60,730
		196,614

Multi-Sector Holdings–1.44%
Berkshire Hathaway, Inc., Class B(b)(d)	5,153	1,432,122

Multi-Utilities–0.74%
Ameren Corp.	695	55,628
CenterPoint Energy, Inc.	1,513	37,099
CMS Energy Corp.	792	46,791
Consolidated Edison, Inc.	939	67,345
Dominion Energy, Inc.	2,193	161,339
DTE Energy Co.	532	68,947
NiSource, Inc.	1,075	26,337
Public Service Enterprise Group, Inc.	1,386	82,800
Sempra Energy	830	109,958
WEC Energy Group, Inc.	866	77,031
		733,275

Office REITs–0.13%
Alexandria Real Estate Equities, Inc.	348	63,315
Boston Properties, Inc.	389	44,576
Vornado Realty Trust	430	20,068
		127,959

Oil & Gas Equipment & Services–0.24%
Baker Hughes Co., Class A	1,999	45,717
Halliburton Co.	2,437	56,343
NOV, Inc.(b)	1,064	16,301
Schlumberger Ltd.	3,835	122,758
		241,119

Oil & Gas Exploration & Production–0.69%
APA Corp.	1,036	22,409
Cabot Oil & Gas Corp.	1,095	19,119
ConocoPhillips	3,669	223,442
Devon Energy Corp.	1,624	47,404
Diamondback Energy, Inc.	495	46,475
EOG Resources, Inc.	1,600	133,504
Hess Corp.	749	65,403

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value
Oil & Gas Exploration & Production–(continued)
Marathon Oil Corp.	2,164	$ 29,474
Pioneer Natural Resources Co.	628	102,062
		689,292

Oil & Gas Refining & Marketing–0.30%
Marathon Petroleum Corp.	1,786	107,910
Phillips 66	1,198	102,812
Valero Energy Corp.	1,121	87,528
		298,250

Oil & Gas Storage & Transportation–0.26%
Kinder Morgan, Inc.	5,338	97,312
ONEOK, Inc.	1,220	67,881
Williams Cos., Inc. (The)	3,328	88,358
		253,551

Packaged Foods & Meats–0.83%
Campbell Soup Co.	557	25,394
Conagra Brands, Inc.	1,305	47,476
General Mills, Inc.	1,658	101,022
Hershey Co. (The)	402	70,020
Hormel Foods Corp.	771	36,815
JM Smucker Co. (The)	300	38,871
Kellogg Co.	697	44,838
Kraft Heinz Co. (The)	1,778	72,507
Lamb Weston Holdings, Inc.	401	32,345
McCormick & Co., Inc.	683	60,323
Mondelez International, Inc., Class A	3,819	238,458
Tyson Foods, Inc., Class A	808	59,598
		827,667

Paper Packaging–0.26%
Amcor PLC	4,283	49,083
Avery Dennison Corp.	227	47,725
International Paper Co.	1,078	66,092
Packaging Corp. of America	260	35,209
Sealed Air Corp.	424	25,122
Westrock Co.	723	38,478
		261,709

Personal Products–0.20%
Estee Lauder Cos., Inc. (The), Class A	630	200,390

Pharmaceuticals–3.61%
Bristol-Myers Squibb Co.	6,074	405,865
Catalent, Inc.(b)	467	50,492
Eli Lilly and Co.	2,164	496,681
Johnson & Johnson	7,160	1,179,538
Merck & Co., Inc.	6,885	535,447
Organon & Co.(b)	693	20,970
Perrigo Co. PLC	365	16,735
Pfizer, Inc.	15,220	596,015
Viatris, Inc.	3,310	47,300
Zoetis, Inc.	1,291	240,591
		3,589,634

Property & Casualty Insurance–0.67%
Allstate Corp. (The)	814	106,178
Chubb Ltd.	1,223	194,384
Cincinnati Financial Corp.	411	47,931
Loews Corp.	622	33,992

	Shares	Value
Property & Casualty Insurance–(continued)
Progressive Corp. (The)	1,591	$ 156,252
Travelers Cos., Inc. (The)	684	102,402
W.R. Berkley Corp.	384	28,581
		669,720

Publishing–0.04%
News Corp., Class A	1,072	27,625
News Corp., Class B	334	8,133
		35,758

Railroads–0.85%
CSX Corp.	6,177	198,158
Kansas City Southern	249	70,559
Norfolk Southern Corp.	680	180,479
Union Pacific Corp.	1,806	397,194
		846,390

Real Estate Services–0.08%
CBRE Group, Inc., Class A(b)	920	78,872

Regional Banks–1.01%
Citizens Financial Group, Inc.	1,166	53,484
Comerica, Inc.	381	27,181
Fifth Third Bancorp	1,914	73,172
First Republic Bank	483	90,403
Huntington Bancshares, Inc.	4,034	57,565
KeyCorp	2,656	54,846
M&T Bank Corp.	354	51,440
People’s United Financial, Inc.	1,167	20,002
PNC Financial Services Group, Inc. (The)	1,155	220,328
Regions Financial Corp.	2,634	53,154
SVB Financial Group(b)	143	79,570
Truist Financial Corp.	3,657	202,964
Zions Bancorporation N.A.	451	23,840
		1,007,949

Reinsurance–0.03%
Everest Re Group Ltd.	109	27,469

Research & Consulting Services–0.38%
Equifax, Inc.	334	79,996
IHS Markit Ltd.	1,022	115,138
Jacobs Engineering Group, Inc.	357	47,631
Leidos Holdings, Inc.	366	37,003
Nielsen Holdings PLC	981	24,201
Verisk Analytics, Inc., Class A	447	78,100
		382,069

Residential REITs–0.30%
AvalonBay Communities, Inc.	383	79,928
Equity Residential	941	72,457
Essex Property Trust, Inc.	178	53,402
Mid-America Apartment Communities, Inc.	314	52,884
UDR, Inc.	813	39,821
		298,492

Restaurants–1.15%
Chipotle Mexican Grill, Inc.(b)	77	119,376
Darden Restaurants, Inc.	357	52,119
Domino’s Pizza, Inc.	106	49,448
McDonald’s Corp.	2,029	468,679

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value
Restaurants–(continued)
Starbucks Corp.	3,204	$ 358,239
Yum! Brands, Inc.	810	93,174
		1,141,035

Retail REITs–0.26%
Federal Realty Investment Trust	191	22,380
Kimco Realty Corp.	1,186	24,728
Realty Income Corp.	1,024	68,342
Regency Centers Corp.	433	27,742
Simon Property Group, Inc.	900	117,432
		260,624

Semiconductor Equipment–0.87%
Applied Materials, Inc.	2,495	355,288
Enphase Energy, Inc.(b)	354	65,005
KLA Corp.	417	135,195
Lam Research Corp.	388	252,472
Teradyne, Inc.	458	61,354
		869,314

Semiconductors–4.82%
Advanced Micro Devices, Inc.(b)	3,304	310,345
Analog Devices, Inc.	1,003	172,677
Broadcom, Inc.	1,110	529,292
Intel Corp.	10,979	616,361
Maxim Integrated Products, Inc.	735	77,440
Microchip Technology, Inc.	738	110,508
Micron Technology, Inc.(b)	3,049	259,104
Monolithic Power Systems, Inc.	118	44,067
NVIDIA Corp.	1,694	1,355,370
NXP Semiconductors N.V. (China)	750	154,290
Qorvo, Inc.(b)	311	60,847
QUALCOMM, Inc.	3,067	438,366
Skyworks Solutions, Inc.	453	86,863
Texas Instruments, Inc.	2,511	482,865
Xilinx, Inc.	674	97,487
		4,795,882

Soft Drinks–1.23%
Coca-Cola Co. (The)	10,551	570,915
Monster Beverage Corp.(b)	1,013	92,537
PepsiCo, Inc.	3,757	556,675
		1,220,127

Specialized REITs–1.26%
American Tower Corp.	1,218	329,031
Crown Castle International Corp.	1,175	229,242
Digital Realty Trust, Inc.	771	116,005
Equinix, Inc.	245	196,637
Extra Space Storage, Inc.	362	59,303
Iron Mountain, Inc.	791	33,475
Public Storage	416	125,087
SBA Communications Corp., Class A	300	95,610
Weyerhaeuser Co.	2,051	70,595
		1,254,985

Specialty Chemicals–0.75%
Albemarle Corp.	320	53,907
Celanese Corp.	313	47,451
DuPont de Nemours, Inc.	1,447	112,012
Ecolab, Inc.	676	139,236

	Shares	Value
Specialty Chemicals–(continued)
International Flavors & Fragrances, Inc.	682	$ 101,891
PPG Industries, Inc.	650	110,350
Sherwin-Williams Co. (The)	651	177,365
		742,212

Specialty Stores–0.11%
Tractor Supply Co.	319	59,353
Ulta Beauty, Inc.(b)	149	51,520
		110,873

Steel–0.08%
Nucor Corp.	817	78,375

Systems Software–6.39%
Fortinet, Inc.(b)	372	88,607
Microsoft Corp.	20,478	5,547,490
NortonLifeLock, Inc.	1,596	43,443
Oracle Corp.	4,939	384,452
ServiceNow, Inc.(b)	537	295,108
		6,359,100

Technology Distributors–0.07%
CDW Corp.	386	67,415

Technology Hardware, Storage & Peripherals–6.18%
Apple, Inc.	42,651	5,841,480
Hewlett Packard Enterprise Co.	3,568	52,021
HP, Inc.	3,266	98,601
NetApp, Inc.	611	49,992
Seagate Technology Holdings PLC (Ireland)	551	48,449
Western Digital Corp.(b)	839	59,712
		6,150,255

Tobacco–0.66%
Altria Group, Inc.	5,032	239,926
Philip Morris International, Inc.	4,238	420,028
		659,954

Trading Companies & Distributors–0.20%
Fastenal Co.	1,576	81,952
United Rentals, Inc.(b)	198	63,164
W.W. Grainger, Inc.	121	52,998
		198,114

Trucking–0.11%
J.B. Hunt Transport Services, Inc.	229	37,316
Old Dominion Freight Line, Inc.	263	66,749
		104,065

Water Utilities–0.08%
American Water Works Co., Inc.	497	76,603

Wireless Telecommunication Services–0.23%
T-Mobile US, Inc.(b)	1,593	230,714
Total Common Stocks & Other Equity Interests (Cost $21,209,941)		98,878,122

Money Market Funds–0.82%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(e)	279,980	279,980
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)(e)	211,082	211,165

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

	Shares	Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(e)	319,977	$319,977
Total Money Market Funds (Cost $811,118)		811,122
TOTAL INVESTMENTS IN SECURITIES–100.20% (Cost $22,021,059)		99,689,244
OTHER ASSETS LESS LIABILITIES–(0.20)%		(196,115)
NET ASSETS–100.00%		$99,493,129

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2021	Dividend Income
Invesco Ltd.	$19,469	$-	$(2,163)	$10,306	$(26)	$27,586	$348
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	431,341	2,060,657	(2,212,018)	-	-	279,980	67
Invesco Liquid Assets Portfolio, Institutional Class	321,504	1,469,642	(1,580,013)	46	(14)	211,165	42
Invesco Treasury Portfolio, Institutional Class	492,961	2,355,037	(2,528,021)	-	-	319,977	26
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	625,638	(625,638)	-	-	-	1	*
Invesco Private Prime Fund	-	938,425	(938,425)	-	-	-	27	*
Total	$1,265,275	$7,449,399	$(7,886,278)	$10,352	$(40)	$838,708	$511

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J.
(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.

Open Futures Contracts
	Number of	Expiration	Notional		Unrealized
Long Futures Contracts	Contracts	Month	Value	Value	Appreciation
Equity Risk
E-Mini S&P 500 Index	4	September-2021	$857,720	$26,962	$26,962

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2021

Information Technology	27.23%
Health Care	12.91
Consumer Discretionary	12.21
Financials	11.21
Communication Services	11.06
Industrials	8.51
Consumer Staples	5.82
Energy	2.85
Materials	2.59
Real Estate	2.55
Utilities	2.44
Money Market Funds Plus Other Assets Less Liabilities	0.62

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:

Investments in securities, at value (Cost $ 21,187,704)	$98,850,536
Investments in affiliates, at value (Cost $ 833,355)	838,708
Other investments:
Variation margin receivable – futures contracts	1,336
Cash	476
Receivable for:
Fund shares sold	14,964
Dividends	57,582
Investment for trustee deferred compensation and retirement plans	40,670
Total assets	99,804,272

Liabilities:
Payable for:
Fund shares reacquired	161,194
Accrued fees to affiliates	83,228
Accrued other operating expenses	19,754
Trustee deferred compensation and retirement plans	46,967
Total liabilities	311,143
Net assets applicable to shares outstanding	$99,493,129

Net assets consist of:

Shares of beneficial interest	$8,169,573
Distributable earnings	91,323,556
$99,493,129

Net Assets:

Series I	$42,729,906
Series II	$56,763,223

Shares outstanding, no par value, with an unlimited number of shares authorized:

Series I	1,829,992
Series II	2,451,684
Series I:
Net asset value per share	$23.35
Series II:
Net asset value per share	$23.15

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $64)	$657,329

Dividends from affiliates (includes securities lending income of $43)	526

Total investment income	657,855

Expenses:
Advisory fees	56,715

Administrative services fees	77,654

Custodian fees	2,209

Distribution fees - Series II	67,795

Transfer agent fees	1,738

Trustees’ and officers’ fees and benefits	9,984

Licensing fees	8,106

Reports to shareholders	5,006

Professional services fees	18,801

Other	2,197

Total expenses	250,205

Less: Fees waived	(382)

Net expenses	249,823

Net investment income	408,032

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	3,750,199

Affiliated investment securities	(40)

Futures contracts	247,814

3,997,973

Change in net unrealized appreciation of:
Unaffiliated investment securities	8,876,000

Affiliated investment securities	10,352

Futures contracts	627

8,886,979

Net realized and unrealized gain	12,884,952

Net increase in net assets resulting from operations	$13,292,984

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30,	December 31,
	2021	2020

Operations:
Net investment income	$408,032	$1,073,565

Net realized gain	3,997,973	10,364,311

Change in net unrealized appreciation	8,886,979	2,609,849

Net increase in net assets resulting from operations	13,292,984	14,047,725

Distributions to shareholders from distributable earnings:
Series I	–	(2,904,454)

Series II	–	(3,939,993)

Total distributions from distributable earnings	–	(6,844,447)

Share transactions–net:
Series I	(1,770,567)	(1,001,963)

Series II	(3,933,536)	(3,859,935)

Net increase (decrease) in net assets resulting from share transactions	(5,704,103)	(4,861,898)

Net increase in net assets	7,588,881	2,341,380

Net assets:
Beginning of period	91,904,248	89,562,868

End of period	$99,493,129	$91,904,248

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/21	$20.29	$0.11	$2.95	$3.06	$–	$–	$–	$23.35	15.08%	$42,730	0.39	%(d)	0.39	%(d)	1.00	%(d)	1%
Year ended 12/31/20	18.71	0.26	2.96	3.22	(0.33)	(1.31)	(1.64)	20.29	17.99	38,820	0.38		0.38		1.43		4
Year ended 12/31/19	16.12	0.29	4.51	4.80	(0.28)	(1.93)	(2.21)	18.71	30.98	36,806	0.41		0.41		1.61		3
Year ended 12/31/18	18.53	0.26	(0.91)	(0.65)	(0.30)	(1.46)	(1.76)	16.12	(4.86)	33,758	0.51		0.51		1.41		3
Year ended 12/31/17	16.78	0.26	3.18	3.44	(0.31)	(1.38)	(1.69)	18.53	21.26	38,450	0.48		0.48		1.46		3
Year ended 12/31/16	16.58	0.30	1.55	1.85	(0.31)	(1.34)	(1.65)	16.78	11.45	34,812	0.41		0.41		1.81		4
Series II
Six months ended 06/30/21	20.15	0.08	2.92	3.00	–	–	–	23.15	14.89	56,763	0.64	(d)	0.64	(d)	0.75	(d)	1
Year ended 12/31/20	18.59	0.22	2.93	3.15	(0.28)	(1.31)	(1.59)	20.15	17.70	53,084	0.63		0.63		1.18		4
Year ended 12/31/19	16.03	0.25	4.47	4.72	(0.23)	(1.93)	(2.16)	18.59	30.62	52,757	0.66		0.66		1.36		3
Year ended 12/31/18	18.43	0.22	(0.91)	(0.69)	(0.25)	(1.46)	(1.71)	16.03	(5.07)	45,102	0.76		0.76		1.16		3
Year ended 12/31/17	16.69	0.22	3.17	3.39	(0.27)	(1.38)	(1.65)	18.43	21.00	55,090	0.73		0.73		1.21		3
Year ended 12/31/16	16.49	0.26	1.54	1.80	(0.26)	(1.34)	(1.60)	16.69	11.20	52,212	0.66		0.66		1.56		4

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $40,623 and $54,686 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. S&P 500 Index Fund

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. S&P 500 Index Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

    The Fund’s investment objective is to provide investment results that, before expenses, correspond to the total return (i.e., the combination of capital changes and income) of the Standard & Poor’s 500® Composite Stock Price Index.

    The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

    A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

    Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

    Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

    Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

    Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

    The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

    Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

    The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Invesco V.I. S&P 500 Index Fund

    Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

    The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

    Therefore, no provision for federal income taxes is recorded in the financial statements.

    The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

    The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply

Invesco V.I. S&P 500 Index Fund

chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

    The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

L.

Collateral –To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $2 billion	0.120%

Over $2 billion	0.100%

    For the six months ended June 30, 2021, the effective advisory fee rate incurred by the Fund was 0.12%.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

    Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

    For the six months ended June 30, 2021, the Adviser waived advisory fees of $382.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2021, Invesco was paid $6,807 for accounting and fund administrative services and was reimbursed $70,847 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2021, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. S&P 500 Index Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$98,878,122	$–	$–	$98,878,122
Money Market Funds	811,122	–	–	811,122
Total Investments in Securities	99,689,244	–	–	99,689,244
Other Investments - Assets*
Futures Contracts	26,962	–	–	26,962
Total Investments	$99,716,206	$–	$–	$99,716,206

*	Unrealized appreciation.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2021:

Value
Equity
Derivative Assets	Risk

Unrealized appreciation on futures contracts — Exchange-Traded(a)	$26,962

Derivatives not subject to master netting agreements	(26,962)

Total Derivative Assets subject to master netting agreements	$–

(a)	The daily variation margin receivable at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended June 30, 2021

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on
Statement of Operations
Equity
Risk
Realized Gain:
Futures contracts	$247,814
Change in Net Unrealized Appreciation:
Futures contracts	627
Total	$248,441

The table below summarizes the average notional value of derivatives held during the period.

Futures
Contracts
Average notional value	$1,092,613

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

Invesco V.I. S&P 500 Index Fund

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of December 31, 2020.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $1,019,573 and $5,448,095, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$76,564,373

Aggregate unrealized (depreciation) of investments	(462,218)

Net unrealized appreciation of investments	$76,102,155

Cost of investments for tax purposes is $23,614,051.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2021(a)		December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Series I	51,284	$1,104,429	83,700	$1,520,338

Series II	17,948	379,591	95,867	1,653,237

Issued as reinvestment of dividends:
Series I	–	–	156,018	2,903,491

Series II	–	–	213,088	3,939,993

Reacquired:
Series I	(134,237)	(2,874,996)	(293,468)	(5,425,792)

Series II	(201,113)	(4,313,127)	(512,091)	(9,453,165)

Net increase (decrease) in share activity	(266,118)	$(5,704,103)	(256,886)	$(4,861,898)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 90% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. S&P 500 Index Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

    The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(01/01/21)	(06/30/21)[1]	Period[2]	(06/30/21)	Period[2]	Ratio
Series I	$1,000.00	$1,150.80	$2.08	$1,022.86	$1.96	0.39%
Series II	1,000.00	1,148.90	3.41	1,021.62	3.21	0.64

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. S&P 500 Index Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. S&P 500 Index Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement, as Invesco Capital Management LLC currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the S&P 500® Index (Index). The Board noted that performance of Series I shares of the Fund was in the third quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one, three and five year periods. The Board noted that the Fund seeks to track the investment results of the Index, and that the Fund’s performance will typically lag the Index due to the fees associated with the Fund. The Board noted that the Fund is passively managed and discussed reasons for differences in the Fund’s performance versus its peers and the Index. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

Invesco V.I. S&P 500 Index Fund

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed affiliated exchange traded funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2020.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

    The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

    The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also compared the Fund’s effective advisory fee rate (defined for this purpose as the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other similarly managed affiliated exchange traded funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2020.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending

Invesco V.I. S&P 500 Index Fund

arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. S&P 500 Index Fund

Semiannual Report to Shareholders	June 30, 2021

Invesco V.I. Small Cap Equity Fund

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	VISCE-SAR-1

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/20 to 6/30/21, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.
Series I Shares	17.94%
Series II Shares	17.82
S&P 500 Index▼ (Broad Market Index)	15.25
Russell 2000 Index▼ (Style-Specific Index)	17.54
Lipper VUF Small-Cap Core Funds Index∎ (Peer Group Index)	19.48

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.

  The Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

  The Lipper VUF Small-Cap Core Funds Index is an unmanaged index considered representative of small-cap core variable insurance underlying funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/21

Series I Shares
Inception (8/29/03)	10.06%
10 Years	10.87
5 Years	15.33
1 Year	63.24

Series II Shares
Inception (8/29/03)	9.80%
10 Years	10.60
5 Years	15.05
1 Year	62.93

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Small Cap Equity Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Small Cap Equity Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Small Cap Equity Fund

Schedule of Investments(a)

June 30, 2021

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.87%

Air Freight & Logistics–0.57%
Air Transport Services Group, Inc.(b)	67,493	$1,567,862

Alternative Carriers–0.81%
Iridium Communications, Inc.(b)	55,422	2,216,326

Apparel Retail–2.01%
American Eagle Outfitters, Inc.(c)	102,803	3,858,197

Children’s Place, Inc. (The)(b)(c)	17,920	1,667,635

		5,525,832

Application Software–6.35%
Avalara, Inc.(b)	13,810	2,234,458

Avaya Holdings Corp.(b)	107,314	2,886,747

Cognyte Software Ltd. (Israel)(b)	39,668	971,866

LivePerson, Inc.(b)(c)	42,304	2,675,305

Manhattan Associates, Inc.(b)	20,027	2,900,711

Nuance Communications, Inc.(b)	34,687	1,888,360

Q2 Holdings, Inc.(b)	20,530	2,105,967

Verint Systems, Inc.(b)(c)	39,669	1,787,882

		17,451,296

Asset Management & Custody Banks–0.35%
Blucora, Inc.(b)	55,429	959,476

Auto Parts & Equipment–1.06%
Visteon Corp.(b)	24,001	2,902,681

Automotive Retail–1.06%
Lithia Motors, Inc., Class A	8,454	2,905,133

Biotechnology–2.51%
CRISPR Therapeutics AG (Switzerland)(b)	10,075	1,631,042

Emergent BioSolutions, Inc.(b)	18,421	1,160,339

Natera, Inc.(b)(c)	26,566	3,016,038

TG Therapeutics, Inc.(b)(c)	28,133	1,091,279

		6,898,698

Building Products–3.06%
Masonite International Corp.(b)	23,612	2,639,585

Owens Corning	36,787	3,601,447

Trex Co., Inc.(b)(c)	21,317	2,178,811

		8,419,843

Casinos & Gaming–0.98%
Penn National Gaming, Inc.(b)	35,069	2,682,428

Communications Equipment–0.69%
Ciena Corp.(b)	33,364	1,898,078

Construction & Engineering–2.29%
NV5 Global, Inc.(b)	34,553	3,265,604

WillScot Mobile Mini Holdings Corp.(b)	108,863	3,034,012

		6,299,616

Construction Machinery & Heavy Trucks–1.01%
Manitowoc Co., Inc. (The)(b)	113,298	2,775,801

	Shares	Value

Construction Materials–2.74%
Eagle Materials, Inc.	24,238	$3,444,462

Summit Materials, Inc., Class A(b)(c)	117,435	4,092,610

		7,537,072

Consumer Finance–1.72%
OneMain Holdings, Inc.	78,873	4,725,281

Diversified Metals & Mining–1.08%
MP Materials Corp.(b)(c)	80,270	2,958,752

Electrical Components & Equipment–2.19%
EnerSys	26,707	2,610,075

Vertiv Holdings Co.	125,085	3,414,821

		6,024,896

Electronic Equipment & Instruments–1.12%
Badger Meter, Inc.	31,243	3,065,563

Electronic Manufacturing Services–0.92%
Flex Ltd.(b)	141,948	2,536,611

Environmental & Facilities Services–0.78%
Casella Waste Systems, Inc., Class A(b)	33,768	2,141,904

Fertilizers & Agricultural Chemicals–0.82%
Scotts Miracle-Gro Co. (The)	11,736	2,252,373

Financial Exchanges & Data–1.00%
TMX Group Ltd. (Canada)	25,943	2,740,381

Food Retail–0.70%
Sprouts Farmers Market, Inc.(b)(c)	77,986	1,937,952

Footwear–2.70%
Crocs, Inc.(b)	37,677	4,390,124

Wolverine World Wide, Inc.	89,908	3,024,505

		7,414,629

Health Care Distributors–0.94%
Owens & Minor, Inc.(c)	61,292	2,594,490

Health Care Equipment–3.45%
AtriCure, Inc.(b)	49,837	3,953,569

CONMED Corp.(c)	23,055	3,168,449

Hill-Rom Holdings, Inc.	20,795	2,362,104

		9,484,122

Health Care Facilities–1.52%
Encompass Health Corp.	31,862	2,486,192

Pennant Group, Inc. (The)(b)	41,290	1,688,761

		4,174,953

Health Care Services–2.00%
Castle Biosciences, Inc.(b)(c)	38,379	2,814,332

LHC Group, Inc.(b)	13,417	2,686,888

		5,501,220

Health Care Supplies–1.85%
ICU Medical, Inc.(b)	8,727	1,796,017

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

	Shares	Value

Health Care Supplies–(continued)
OrthoPediatrics Corp.(b)(c)	52,231	$3,299,954

		5,095,971

Health Care Technology–0.84%
Simulations Plus, Inc.(c)	42,032	2,307,977

Heavy Electrical Equipment–0.73%
TPI Composites, Inc.(b)(c)	41,168	1,993,355

Homebuilding–1.27%
Taylor Morrison Home Corp., Class A(b)	132,073	3,489,369

Hotel & Resort REITs–0.62%
Ryman Hospitality Properties, Inc.(b)	21,551	1,701,667

Hotels, Resorts & Cruise Lines–1.34%
Travel + Leisure Co.	62,111	3,692,499

Industrial Machinery–5.27%
Altra Industrial Motion Corp.	43,466	2,826,159

Gates Industrial Corp. PLC(b)	164,018	2,963,805

Helios Technologies, Inc.	44,966	3,509,596

ITT, Inc.	30,645	2,806,776

SPX Corp.(b)	38,706	2,364,163

		14,470,499

Industrial REITs–1.87%
EastGroup Properties, Inc.	15,841	2,605,052

STAG Industrial, Inc.	67,555	2,528,584

		5,133,636

Interactive Media & Services–0.96%
Eventbrite, Inc., Class A(b)(c)	139,592	2,652,248

Internet & Direct Marketing Retail–1.53%
Overstock.com, Inc.(b)	45,556	4,200,263

Investment Banking & Brokerage–2.86%
LPL Financial Holdings, Inc.	29,242	3,947,085

Piper Sandler Cos.	30,125	3,902,995

		7,850,080

Life & Health Insurance–0.92%
Primerica, Inc.	16,563	2,536,458

Life Sciences Tools & Services–2.56%
Medpace Holdings, Inc.(b)	18,759	3,313,402

NeoGenomics, Inc.(b)	82,120	3,709,361

		7,022,763

Multi-line Insurance–0.90%
Assurant, Inc.	15,883	2,480,607

Packaged Foods & Meats–0.53%
Calavo Growers, Inc.	22,846	1,448,893

Paper Packaging–0.72%
Graphic Packaging Holding Co.	108,765	1,972,997

Property & Casualty Insurance–0.66%
Hanover Insurance Group, Inc. (The)	13,453	1,824,765

Real Estate Services–0.54%
FirstService Corp. (Canada)	8,633	1,480,689

	Shares	Value

Regional Banks–6.23%
Columbia Banking System, Inc.(c)	59,405	$2,290,657

Community Bank System, Inc.	30,030	2,271,770

Glacier Bancorp, Inc.	46,358	2,553,399

Pacific Premier Bancorp, Inc.	61,622	2,605,994

Pinnacle Financial Partners, Inc. (Acquired 10/28/2019-04/07/2020; Cost $1,972,808)(d)	32,928	2,907,213

South State Corp.(c)	23,774	1,943,762

Webster Financial Corp.	47,624	2,540,264

		17,113,059

Research & Consulting Services–0.76%
Huron Consulting Group, Inc.(b)	42,427	2,085,287

Restaurants–0.70%
Papa John’s International, Inc.	18,440	1,925,874

Semiconductor Equipment–2.03%
Brooks Automation, Inc.	29,176	2,779,889

Entegris, Inc.	22,696	2,790,927

		5,570,816

Semiconductors–5.55%
Diodes, Inc.(b)	35,789	2,854,888

Lattice Semiconductor Corp.(b)	54,701	3,073,102

MACOM Technology Solutions Holdings, Inc.(b)	54,432	3,488,003

Power Integrations, Inc.	35,093	2,879,732

Semtech Corp.(b)	42,856	2,948,493

		15,244,218

Specialized Consumer Services–0.82%
Terminix Global Holdings, Inc.(b)	47,529	2,267,609

Specialized REITs–2.09%
CoreSite Realty Corp.	21,810	2,935,626

Gaming and Leisure Properties, Inc.	60,331	2,795,135

		5,730,761

Specialty Chemicals–0.86%
Ashland Global Holdings, Inc.	27,074	2,368,975

Steel–1.12%
Cleveland-Cliffs, Inc.(b)(c)	142,509	3,072,494

Thrifts & Mortgage Finance–1.32%
Essent Group Ltd.	41,799	1,878,865

Radian Group, Inc.	78,003	1,735,567

		3,614,432

Tires & Rubber–0.33%
Goodyear Tire & Rubber Co. (The)(b)	53,589	919,051

Trading Companies & Distributors–2.05%
Applied Industrial Technologies, Inc.	31,260	2,846,536

Univar Solutions, Inc.(b)	114,456	2,790,437

		5,636,973

Trucking–0.71%
Knight-Swift Transportation Holdings, Inc.	43,096	1,959,144

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

	Shares	Value

Water Utilities–0.90%
California Water Service Group	44,751	$2,485,470

Total Common Stocks & Other Equity Interests (Cost $174,468,037)		268,942,168

Money Market Funds–2.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f)	2,019,473	2,019,473

Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)(f)	1,447,654	1,448,233

Invesco Treasury Portfolio, Institutional Class, 0.01%(e)(f)	2,307,969	2,307,969

Total Money Market Funds (Cost $5,775,675)		5,775,675

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $180,243,712)		274,717,843

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–15.84%
Invesco Private Government Fund, 0.02%(e)(f)(g)	13,056,856	$13,056,856

Invesco Private Prime Fund, 0.12%(e)(f)(g)	30,453,815	30,465,996

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $43,522,852)		43,522,852

TOTAL INVESTMENTS IN SECURITIES–115.81% (Cost $223,766,564)		318,240,695

OTHER ASSETS LESS LIABILITIES–(15.81)%		(43,455,350)

NET ASSETS–100.00%		$274,785,345

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2021.
(d)	Restricted security. The value of this security at June 30, 2021 represented 1.06% of the Fund’s Net Assets.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$622,027	$12,755,295	$(11,357,849)	$-	$-	$2,019,473	$201
Invesco Liquid Assets Portfolio, Institutional Class	398,835	9,110,925	(8,061,567)	-	40	1,448,233	102
Invesco Treasury Portfolio, Institutional Class	710,888	14,577,481	(12,980,400)	-	-	2,307,969	65
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	36,232,003	(23,175,147)	-	-	13,056,856	151	*
Invesco Private Prime Fund	-	57,215,756	(26,749,760)	-	-	30,465,996	2,455	*
Total	$1,731,750	$129,891,460	$(82,324,723)	$-	$40	$49,298,527	$2,974

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2021

Industrials	19.42%
Information Technology	16.66
Financials	15.96
Health Care	15.67
Consumer Discretionary	13.80
Materials	7.34
Real Estate	5.12
Other Sectors, Each Less than 2% of Net Assets	3.90
Money Market Funds Plus Other Assets Less Liabilities	2.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in securities, at value (Cost $174,468,037)*	$268,942,168

Investments in affiliated money market funds, at value (Cost $49,298,527)	49,298,527

Foreign currencies, at value (Cost $14,189)	13,849

Receivable for:
Investments sold	223,667

Fund shares sold	130,597

Dividends	109,325

Investment for trustee deferred compensation and retirement plans	72,834

Total assets	318,790,967

Liabilities:
Payable for:
Fund shares reacquired	121,359

Collateral upon return of securities loaned	43,522,852

Accrued fees to affiliates	241,221

Accrued other operating expenses	39,116

Trustee deferred compensation and retirement plans	81,074

Total liabilities	44,005,622

Net assets applicable to shares outstanding	$274,785,345

Net assets consist of:
Shares of beneficial interest	$146,419,670

Distributable earnings	128,365,675

$274,785,345

Net Assets:
Series I	$144,083,376

Series II	$130,701,969

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	5,924,041

Series II	5,781,854

Series I:
Net asset value per share	$24.32

Series II:
Net asset value per share	$22.61

*	At June 30, 2021, securities with an aggregate value of $42,378,200 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $5,164)	$1,293,835

Dividends from affiliated money market funds (includes securities lending income of $12,408)	12,776

Total investment income	1,306,611

Expenses:
Advisory fees	1,000,627

Administrative services fees	220,713

Custodian fees	3,633

Distribution fees - Series II	159,958

Transfer agent fees	13,370

Trustees’ and officers’ fees and benefits	10,213

Reports to shareholders	6,771

Professional services fees	19,548

Other	2,830

Total expenses	1,437,663

Less: Fees waived	(1,093)

Net expenses	1,436,570

Net investment income (loss)	(129,959)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	20,977,833

Affiliated investment securities	40

Foreign currencies	(15)

20,977,858

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	22,058,516

Foreign currencies	(375)

22,058,141

Net realized and unrealized gain	43,035,999

Net increase in net assets resulting from operations	$42,906,040

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30, 2021	December 31, 2020

Operations:
Net investment income (loss)	$(129,959)	$202,960

Net realized gain	20,977,858	13,012,954

Change in net unrealized appreciation	22,058,141	40,098,932

Net increase in net assets resulting from operations	42,906,040	53,314,846

Distributions to shareholders from distributable earnings:
Series I	–	(9,700,819)

Series II	–	(8,807,533)

Total distributions from distributable earnings	–	(18,508,352)

Share transactions–net:
Series I	(8,359,952)	(7,393,188)

Series II	(4,048,485)	623,910

Net increase (decrease) in net assets resulting from share transactions	(12,408,437)	(6,769,278)

Net increase in net assets	30,497,603	28,037,216

Net assets:
Beginning of period	244,287,742	216,250,526

End of period	$274,785,345	$244,287,742

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/21	$20.62	$0.00	$3.70	$3.70	$–	$–	$–	$24.32	17.94%	$144,083	0.95	%(d)	0.95	%(d)	0.02	%(d)	10%
Year ended 12/31/20	17.73	0.04	4.48	4.52	(0.06)	(1.57)	(1.63)	20.62	27.25	129,881	0.96		0.96		0.21		45
Year ended 12/31/19	15.93	0.06	4.03	4.09	–	(2.29)	(2.29)	17.73	26.60	118,208	0.96		0.96		0.34		44
Year ended 12/31/18	20.02	0.02	(2.74)	(2.72)	–	(1.37)	(1.37)	15.93	(15.08)	106,064	0.96		0.96		0.10		22
Year ended 12/31/17	18.38	(0.01)	2.53	2.52	–	(0.88)	(0.88)	20.02	14.06	149,405	0.97		0.97		(0.02)		20
Year ended 12/31/16	17.64	0.01	2.06	2.07	–	(1.33)	(1.33)	18.38	12.06	161,727	1.01		1.01		0.04		37
Series II
Six months ended 06/30/21	19.19	(0.02)	3.44	3.42	–	–	–	22.61	17.82	130,702	1.20	(d)	1.20	(d)	(0.23	)(d)	10
Year ended 12/31/20	16.60	(0.01)	4.17	4.16	(0.00)	(1.57)	(1.57)	19.19	26.87	114,407	1.21		1.21		(0.04)		45
Year ended 12/31/19	15.07	0.02	3.80	3.82	–	(2.29)	(2.29)	16.60	26.32	98,043	1.21		1.21		0.09		44
Year ended 12/31/18	19.05	(0.03)	(2.58)	(2.61)	–	(1.37)	(1.37)	15.07	(15.27)	119,664	1.21		1.21		(0.15)		22
Year ended 12/31/17	17.58	(0.05)	2.40	2.35	–	(0.88)	(0.88)	19.05	13.73	157,349	1.22		1.22		(0.27)		20
Year ended 12/31/16	16.96	(0.03)	1.98	1.95	–	(1.33)	(1.33)	17.58	11.84	148,883	1.26		1.26		(0.21)		37

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $142,253 and $129,027 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Small Cap Equity Fund

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Small Cap Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

    The Fund’s investment objective is long-term growth of capital.

    The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

    A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

    Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

    Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

    Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

    Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

    The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

    Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

    The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

Invesco V.I. Small Cap Equity Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

    The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes –The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

    The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

    The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

    The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

    The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement

Invesco V.I. Small Cap Equity Fund

based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

    A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

    The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.745%
Next $250 million	0.730%
Next $500 million	0.715%
Next $1.5 billion	0.700%
Next $2.5 billion	0.685%
Next $2.5 billion	0.670%
Next $2.5 billion	0.655%
Over $10 billion	0.640%

    For the six months ended June 30, 2021, the effective advisory fee rate incurred by the Fund was 0.744%.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

    Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

    For the six months ended June 30, 2021, the Adviser waived advisory fees of $1,093.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2021, Invesco was paid $19,060 for accounting and fund administrative services and was reimbursed $201,653 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2021, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

    For the six months ended June 30, 2021, the Fund incurred $168 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Invesco V.I. Small Cap Equity Fund

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$268,942,168	$–	$–	$268,942,168
Money Market Funds	5,775,675	43,522,852	–	49,298,527
Total Investments	$274,717,843	$43,522,852	$–	$318,240,695

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of December 31, 2020.

NOTE 7–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $25,975,087 and $39,671,153, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$98,031,144

Aggregate unrealized (depreciation) of investments	(4,775,642)

Net unrealized appreciation of investments	$93,255,502

Cost of investments for tax purposes is $224,985,193.

Invesco V.I. Small Cap Equity Fund

NOTE 8–Share Information

	Summary of Share Activity

	Six months ended June 30, 2021(a)		Year ended December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Series I	637,987	$14,884,553	1,036,038	$15,659,643

Series II	686,563	14,675,701	1,139,291	16,592,309

Issued as reinvestment of dividends:
Series I	-	-	559,125	9,700,819

Series II	-	-	545,358	8,807,533

Reacquired:
Series I	(1,011,382)	(23,244,505)	(1,963,194)	(32,753,650)

Series II	(865,642)	(18,724,186)	(1,631,642)	(24,775,932)

Net increase (decrease) in share activity	(552,474)	$(12,408,437)	(315,024)	$(6,769,278)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 72% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Small Cap Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

    The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,179.40	$5.13	$1,020.08	$4.76	0.95%
Series II	1,000.00	1,178.20	6.48	1,018.84	6.01	1.20

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Small Cap Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Small Cap Equity Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the Russell 2000® Index (Index). The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one and three year periods and below the performance of the Index for the five year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund

Invesco V.I. Small Cap Equity Fund

was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that

Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its determination that the services are required for the operation of the Fund.

    The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

    The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

    The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the

Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Small Cap Equity Fund

Semiannual Report to Shareholders	June 30, 2021

Invesco V.I. Technology Fund

The Fund provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-PORT, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	I-VITEC-SAR-1

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/20 to 6/30/21, excluding variable product issuer charges. If variable product issuer charges were included, returns would be lower.

Series I Shares	11.46%
Series II Shares	11.31
NASDAQ Composite Index▼ (Broad Market/Style-Specific Index)	12.92
Lipper VUF Science & Technology Funds Classification Average∎ (Peer Group)	14.36
Source(s):▼ Bloomberg L.P.;∎ Lipper Inc.

The NASDAQ Composite Index is a broad-based, market index of the common stocks and similar securities listed on the Nasdaq stock market.
The Lipper VUF Science & Technology Funds Classification Average represents an average of all variable insurance underlying funds in the Lipper Science & Technology Funds classification.
The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/21

Series I Shares
Inception (5/20/97)	8.70%
10 Years	15.96
5 Years	26.54
1 Year	40.35

Series II Shares
Inception (4/30/04)	11.41%
10 Years	15.67
5 Years	26.22
1 Year	39.99

The performance of the Fund’s Series I and Series II share classes will differ primarily due to different class expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please contact your variable product issuer or financial adviser for the most recent month-end variable product performance. Performance figures reflect Fund expenses, reinvested distributions and changes in net asset value. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Invesco V.I. Technology Fund, a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

    The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent month-end performance including variable product charges, please contact your variable product issuer or financial adviser.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

Invesco V.I. Technology Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 22-24, 2021, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2020 through December 31, 2020 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus pandemic on the Fund and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

Invesco V.I. Technology Fund

Schedule of Investments(a)

June 30, 2021

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.97%

Application Software–5.56%
DocuSign, Inc.(b)	9,193	$ 2,570,087
RingCentral, Inc., Class A(b)	22,479	6,531,948
Synopsys, Inc.(b)	7,908	2,180,947
		11,282,982

Automobile Manufacturers–0.98%
General Motors Co.(b)	33,651	1,991,130

Biotechnology–0.68%
BeiGene Ltd., ADR (China)(b)	4,031	1,383,399

Casinos & Gaming–1.71%
Penn National Gaming, Inc.(b)	45,323	3,466,756

Consumer Electronics–1.47%
Sony Group Corp. (Japan)	30,700	2,979,529

Data Processing & Outsourced Services–7.78%
Mastercard, Inc., Class A	12,415	4,532,592
PayPal Holdings, Inc.(b)	23,073	6,725,318
Square, Inc., Class A(b)(c)	8,464	2,063,523
StoneCo Ltd., Class A (Brazil)(b)	36,740	2,463,785
		15,785,218

Health Care Equipment–3.63%
Intuitive Surgical, Inc.(b)	4,493	4,131,943
Teleflex, Inc.	8,037	3,229,186
		7,361,129

Hotels, Resorts & Cruise Lines–2.47%
Booking Holdings, Inc.(b)	2,293	5,017,290

Interactive Home Entertainment–5.94%
Activision Blizzard, Inc.	39,356	3,756,137
Electronic Arts, Inc.	8,357	1,201,987
Nintendo Co. Ltd. (Japan)	4,700	2,734,648
Sea Ltd., ADR (Taiwan)(b)	15,885	4,362,021
		12,054,793

Interactive Media & Services–12.60%
Alphabet, Inc., Class A(b)	4,315	10,536,324
Facebook, Inc., Class A(b)	30,027	10,440,688
Kuaishou Technology (China)(b)(d)	30,200	719,809
Match Group, Inc.(b)	6,185	997,331
ZoomInfo Technologies, Inc., Class A(b)	54,995	2,869,089
		25,563,241

Internet & Direct Marketing Retail–8.90%
Alibaba Group Holding Ltd., ADR (China)(b)	15,819	3,587,433
Amazon.com, Inc.(b)	2,946	10,134,711
Farfetch Ltd., Class A (United Kingdom)(b)	45,892	2,311,121
MercadoLibre, Inc. (Argentina)(b)	1,300	2,025,127
		18,058,392

	Shares	Value
Internet Services & Infrastructure–2.97%
GDS Holdings Ltd., ADR (China)(b)	24,023	$ 1,885,565
Twilio, Inc., Class A(b)	10,514	4,144,198
		6,029,763

Life Sciences Tools & Services–5.82%
10X Genomics, Inc., Class A(b)	17,882	3,501,653
Avantor, Inc.(b)	135,672	4,817,713
IQVIA Holdings, Inc.(b)	14,341	3,475,111
		11,794,477

Semiconductor Equipment–12.83%
Applied Materials, Inc.	107,515	15,310,136
ASML Holding N.V., New York Shares (Netherlands)	8,447	5,835,526
Lam Research Corp.	7,503	4,882,202
		26,027,864

Semiconductors–8.43%
NVIDIA Corp.	14,188	11,351,819
QUALCOMM, Inc.	40,279	5,757,077
		17,108,896

Systems Software–11.41%
KnowBe4, Inc., Class A(b)(c)	61,090	1,910,285
Microsoft Corp.	47,821	12,954,709
Palo Alto Networks, Inc.(b)	12,385	4,595,454
SentinelOne, Inc.	3,538	150,365
ServiceNow, Inc.(b)	6,442	3,540,201
		23,151,014

Technology Hardware, Storage & Peripherals–5.14%
Apple, Inc.	76,160	10,430,874

Trucking–1.65%
Uber Technologies, Inc.(b)	66,656	3,340,799
Total Common Stocks & Other Equity Interests (Cost $98,422,426)		202,827,546

Money Market Funds–0.44%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f)	307,514	307,514
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(e)(f)	226,417	226,508
Invesco Treasury Portfolio, Institutional Class, 0.01%(e)(f)	351,445	351,444
Total Money Market Funds (Cost $885,466)		885,466
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.41% (Cost $99,307,892)		203,713,012

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.88%
Invesco Private Government Fund, 0.02%(e)(f)(g)	1,147,861	1,147,861

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Technology Fund

	Shares	Value

Money Market Funds–(continued)
Invesco Private Prime Fund, 0.12%(e)(f)(g)	2,677,272	$2,678,343

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,826,204)		3,826,204

TOTAL INVESTMENTS IN SECURITIES–102.29% (Cost $103,134,096)		207,539,216

OTHER ASSETS LESS LIABILITIES–(2.29)%		(4,648,087)

NET ASSETS–100.00%		$202,891,129

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2021.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2021 represented less than 1% of the Fund’s Net Assets.

(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,133,386	$11,195,746	$(12,021,618)	$-	$-	$307,514	$73
Invesco Liquid Assets Portfolio, Institutional Class	617,507	7,996,961	(8,388,021)	26	35	226,508	42
Invesco Treasury Portfolio, Institutional Class	1,295,298	12,795,138	(13,738,992)	-	-	351,444	29
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	684,163	9,117,207	(8,653,509)	-	-	1,147,861	39*
Invesco Private Prime Fund	1,026,245	14,069,179	(12,417,238)	-	157	2,678,343	471*
Total	$4,756,599	$55,174,231	$(55,219,378)	$26	$192	$4,711,670	$654

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of June 30, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of June 30, 2021

Information Technology	54.12%
Communication Services	18.54
Consumer Discretionary	15.53
Health Care	10.13
Industrials	1.65
Money Market Funds Plus Other Assets Less Liabilities	0.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Technology Fund

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:

Investments in securities, at value (Cost $98,422,426)*	$202,827,546
Investments in affiliated money market funds, at value (Cost $4,711,670)	4,711,670
Foreign currencies, at value (Cost $52,954)	52,692
Receivable for:
Fund shares sold	12,391
Dividends	12,567
Investment for trustee deferred compensation and retirement plans	59,844
Total assets	207,676,710

Liabilities:
Payable for:
Investments purchased	123,830
Fund shares reacquired	560,405
Collateral upon return of securities loaned	3,826,204
Accrued fees to affiliates	165,509
Accrued other operating expenses	42,383
Trustee deferred compensation and retirement plans	67,250
Total liabilities	4,785,581
Net assets applicable to shares outstanding	$202,891,129

Net assets consist of:
Shares of beneficial interest	$50,444,865
Distributable earnings	152,446,264
$202,891,129

Net Assets:
Series I	$189,445,893
Series II	$13,445,236

Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	4,649,155
Series II	353,866
Series I:
Net asset value per share	$40.75
Series II:
Net asset value per share	$38.00

*	At June 30, 2021, securities with an aggregate value of $3,601,644 were on loan to brokers.

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $10,429)	$358,165

Dividends from affiliated money market funds (includes securities lending income of $12,533)	12,677

Total investment income	370,842

Expenses:
Advisory fees	752,716

Administrative services fees	165,522

Custodian fees	4,464

Distribution fees - Series II	16,273

Transfer agent fees	14,303

Trustees’ and officers’ fees and benefits	10,166

Reports to shareholders	23,103

Professional services fees	26,701

Other	2,131

Total expenses	1,015,379

Less: Fees waived	(391)

Net expenses	1,014,988

Net investment income (loss)	(644,146)

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(817,372))	31,523,150

Affiliated investment securities	192

Foreign currencies	16,853

31,540,195

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(8,971,114)

Affiliated investment securities	26

Foreign currencies	(431)

(8,971,519)

Net realized and unrealized gain	22,568,676

Net increase in net assets resulting from operations	$21,924,530

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Technology Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30,	December 31,
	2021	2020

Operations:
Net investment income (loss)	$(644,146)	$(869,121)

Net realized gain	31,540,195	19,539,973

Change in net unrealized appreciation (depreciation)	(8,971,519)	43,894,069

Net increase in net assets resulting from operations	21,924,530	62,564,921

Distributions to shareholders from distributable earnings:
Series I	-	(14,122,842)
Series II	-	(1,087,242)

Total distributions from distributable earnings	-	(15,210,084)

Share transactions–net:
Series I	(18,881,040)	16,335,060

Series II	(1,168,356)	(165,991)

Net increase (decrease) in net assets resulting from share transactions	(20,049,396)	16,169,069

Net increase in net assets	1,875,134	63,523,906

Net assets:
Beginning of period	201,015,995	137,492,089

End of period	$202,891,129	$201,015,995

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Technology Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Series I
Six months ended 06/30/21	$36.55	$(0.12)	$4.32	$4.20	$–	$40.75	11.49%	$189,446	1.00	%(d)	1.00	%(d)	(0.63	)%(d)	37%
Year ended 12/31/20	27.23	(0.17)	12.49	12.32	(3.00)	36.55	46.11	187,801	0.98		0.98		(0.53)		56
Year ended 12/31/19	21.92	(0.09)	7.71	7.62	(2.31)	27.23	35.88	127,308	0.99		0.99		(0.36)		46
Year ended 12/31/18	22.97	(0.12)	0.22	0.10	(1.15)	21.92	(0.45)	109,596	1.03		1.03		(0.47)		48
Year ended 12/31/17	17.89	(0.09)	6.34	6.25	(1.17)	22.97	35.13	113,352	1.06		1.06		(0.41)		43
Year ended 12/31/16	18.83	(0.06)	(0.06)	(0.12)	(0.82)	17.89	(0.76)	87,632	1.10		1.10		(0.33)		52
Series II
Six months ended 06/30/21	34.13	(0.15)	4.02	3.87	–	38.00	11.34	13,445	1.25	(d)	1.25	(d)	(0.88	)(d)	37
Year ended 12/31/20	25.63	(0.23)	11.73	11.50	(3.00)	34.13	45.79	13,215	1.23		1.23		(0.78)		56
Year ended 12/31/19	20.79	(0.15)	7.30	7.15	(2.31)	25.63	35.56	10,184	1.24		1.24		(0.61)		46
Year ended 12/31/18	21.89	(0.17)	0.22	0.05	(1.15)	20.79	(0.71)	9,587	1.28		1.28		(0.72)		48
Year ended 12/31/17	17.14	(0.14)	6.06	5.92	(1.17)	21.89	34.74	9,439	1.31		1.31		(0.66)		43
Year ended 12/31/16	18.12	(0.10)	(0.06)	(0.16)	(0.82)	17.14	(1.01)	6,799	1.35		1.35		(0.58)		52

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $189,262 and $13,126 for Series I and Series II shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. Technology Fund

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. Technology Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Fund is classified as non-diversified. The Fund’s classification changed from diversified to non-diversified on April 30, 2021. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment

Invesco V.I. Technology Fund

securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement

Invesco V.I. Technology Fund

based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

M.	Other Risks – The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector. The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.750%

Next $250 million	0.740%

Next $500 million	0.730%

Next $1.5 billion	0.720%

Next $2.5 billion	0.710%

Next $2.5 billion	0.700%

Next $2.5 billion	0.690%

Over $10 billion	0.680%

For the six months ended June 30, 2021, the effective advisory fee rate incurred by the Fund was 0.75%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2023, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended June 30, 2021, the Adviser waived advisory fees of $391.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2021, Invesco was paid $15,179 for accounting and fund administrative services and was reimbursed $150,343 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2021, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Invesco V.I. Technology Fund

For the six months ended June 30, 2021, the Fund incurred $1,238 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of June 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$196,393,560	$6,433,986	$–	$202,827,546
Money Market Funds	885,466	3,826,204	–	4,711,670
Total Investments	$197,279,026	$10,260,190	$–	$207,539,216

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2021, the Fund engaged in securities sales of $1,770,187, which resulted in net realized gains (losses) of $(817,372).

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of December 31, 2020.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2021 was $73,913,488 and $91,594,293, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Invesco V.I. Technology Fund

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$104,911,439

Aggregate unrealized (depreciation) of investments	(907,197)

Net unrealized appreciation of investments	$104,004,242

    Cost of investments for tax purposes is $103,534,974.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2021(a)		December 31, 2020
	Shares	Amount	Shares	Amount

Sold:
Series I	486,668	$18,615,622	1,316,336	$40,969,639

Series II	23,124	815,818	91,668	2,566,999

Issued as reinvestment of dividends:
Series I	-	-	417,589	14,122,842

Series II	-	-	34,417	1,087,242

Reacquired:
Series I	(975,173)	(37,496,662)	(1,271,839)	(38,757,421)

Series II	(56,512)	(1,984,174)	(136,171)	(3,820,232)

Net increase (decrease) in share activity	(521,893)	$(20,049,396)	452,000	$16,169,069

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 64% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Technology Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (01/01/21)	Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/21)	Expenses Paid During Period[2]	Annualized Expense Ratio
Series I	$1,000.00	$1,114.60	$5.24	$1,019.84	$5.01	1.00%
Series II	1,000.00	1,113.10	6.55	1,018.60	6.26	1.25

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. Technology Fund

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Technology Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board also received and reviewed information about Invesco Advisers’ role as administrator of the Invesco Funds’ liquidity risk management program. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the NASDAQ Composite Index (Index). The Board noted that performance of Series I shares of the Fund was in the third quintile of its performance universe for the one year period and the fourth quintile of its performance universe for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one year period. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe and specifically that the Fund’s peer group includes funds that are more narrowly focused on a sub-group or sub-groups of technology industries. The Board noted that overweight and underweight exposures to and security selection in certain technology industries negatively impacted Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different

Invesco V.I. Technology Fund

performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D. Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the

Board based on its determination that the services are required for the operation of the Fund.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.

Invesco V.I. Technology Fund

Proxy Results

A Virtual Special Meeting (“Meeting”) of Shareholders of Invesco V.I. Technology Fund (the “Fund”) was held on January 22, 2021. The Meeting was held for the following purpose:

(1) Approval of changing the Fund’s sub-classification from “diversified’ to “non-diversified” and approve the elimination of a related fundamental investment restriction.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against	Votes Abstain
	Approval of changing the Fund’s sub-classification from “diversified” to “non-diversified” and approve the elimination of a related fundamental
(1).	investment restriction	4,114,576.15	520,827.58	388,419.91

T-17                Invesco V.I. Technology Fund

Semiannual Report to Shareholders	June 30, 2021

Invesco V.I. U.S. Government Money Portfolio
Effective April 30, 2021, Invesco Oppenheimer V.I. Government Money Fund was renamed Invesco V.I. U.S. Government Money Portfolio.

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. The Fund’s Form N-MFP filings are available on the SEC website, sec.gov. The SEC file numbers for the Fund are 811-07452 and 033-57340. The Fund’s most recent portfolio holdings, as filed on Form N-MFP, have also been made available to insurance companies issuing variable annuity contracts and variable life insurance policies (“variable products”) that invest in the Fund.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/corporate/about-us/ esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

This report must be accompanied or preceded by a currently effective Fund prospectus and variable product prospectus, which contain more complete information, including sales charges and expenses. Investors should read each carefully before investing.

NOT FDC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Invesco Distributors, Inc.	O-VIGMKT-SAR-1

About your Fund

Invesco Oppenheimer V.I. Government Money Fund (renamed Invesco V.I. U.S. Government Money Portfolio on April 30, 2021), a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), is currently offered through insurance companies issuing variable products. You cannot purchase shares of the Fund directly. Performance figures given represent the Fund and are not intended to reflect actual variable product values. They do not reflect sales charges, expenses and fees assessed in connection with a variable product. Sales charges, expenses and fees, which are determined by the variable product issuers, will vary and will lower the total return.

The most recent month-end performance at the Fund level, excluding variable product charges, is available at 800 451 4246. As mentioned above, for the most recent monthend performance including variable product charges, please contact your variable product issuer or financial adviser.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The Fund is subject to certain other risks. Please see the current prospectus for more information regarding the risks associated with an investment in the Fund.

Invesco V.I. U.S. Government Money Portfolio

Schedule of Investments

June 30, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-36.05%
U.S. Treasury Bills-30.30%(a)
U.S. Treasury Bills	0.01%	07/06/2021	$10,000	$9,999,986
U.S. Treasury Bills	0.09%	07/08/2021	4,000	3,999,930
U.S. Treasury Bills	0.05%	07/13/2021	3,000	2,999,950
U.S. Treasury Bills	0.04%	07/20/2021	4,000	3,999,915
U.S. Treasury Bills	0.01%	07/27/2021	5,000	4,999,982
U.S. Treasury Bills	0.02%	07/29/2021	5,000	4,999,922
U.S. Treasury Bills	0.01%	08/03/2021	5,000	4,999,931
U.S. Treasury Bills	0.02%	08/19/2021	5,000	4,999,898
U.S. Treasury Bills	0.02%-0.05%	08/26/2021	9,000	8,999,603
U.S. Treasury Bills	0.02%	09/02/2021	5,000	4,999,825
U.S. Treasury Bills	0.03%	09/07/2021	5,000	4,999,764
U.S. Treasury Bills	0.03%	09/09/2021	5,000	4,999,757
U.S. Treasury Bills	0.03%	09/16/2021	8,000	7,999,572
U.S. Treasury Bills	0.01%	09/21/2021	5,000	4,999,829
U.S. Treasury Bills	0.04%	10/21/2021	3,000	2,999,627
U.S. Treasury Bills	0.05%	11/02/2021	5,000	4,999,173
U.S. Treasury Bills	0.04%	11/12/2021	5,000	4,999,349
U.S. Treasury Bills	0.03%	11/18/2021	2,000	1,999,767
U.S. Treasury Bills	0.09%	01/27/2022	2,000	1,998,950
U.S. Treasury Bills	0.06%	02/24/2022	2,000	1,999,207
U.S. Treasury Bills	0.07%	04/21/2022	6,000	5,996,815
U.S. Treasury Bills	0.07%	06/16/2022	2,500	2,498,299
				105,489,051

U.S. Treasury Notes-5.75%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(b)	0.35%	10/31/2021	4,000	4,000,524
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(b)	0.20%	01/31/2022	2,000	1,999,803
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.11%	10/31/2022	1,000	999,933
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.10%	01/31/2023	2,000	2,000,064
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.08%	04/30/2023	11,000	11,000,519
				20,000,843
Total U.S. Treasury Securities (Cost $125,489,894)				125,489,894

U.S. Government Sponsored Agency Securities-33.03%
Federal Farm Credit Bank (FFCB)-6.89%
Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.13%	03/10/2022	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.19%)(b)	0.24%	07/14/2022	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	0.12%	08/11/2022	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	0.10%	10/07/2022	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.08%	10/12/2022	2,000	1,999,922
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	02/09/2023	1,000	1,000,000
Federal Farm Credit Bank (SOFR + 0.05%)(b)	0.10%	02/17/2023	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.04%)(b)	0.09%	03/10/2023	1,000	1,000,000
Federal Farm Credit Bank (SOFR + 0.04%)(b)	0.09%	05/19/2023	1,000	1,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.08%	06/14/2023	1,000	1,000,000
				23,999,922

Federal Home Loan Bank (FHLB)-3.16%
Federal Home Loan Bank(a)	0.03%	07/21/2021	6,000	5,999,917

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank (SOFR + 0.09%)(b)	0.14%	09/10/2021	$5,000	$5,000,000

				10,999,917

Federal Home Loan Mortgage Corp. (FHLMC)-4.31%
Federal Home Loan Mortgage Corp. (SOFR + 0.18%)(b)	0.23%	12/13/2021	15,000	15,000,000

Federal National Mortgage Association (FNMA)-18.67%
Federal National Mortgage Association (SOFR + 0.21%)(b)	0.23%	07/01/2021	25,000	25,000,000

Federal National Mortgage Association (SOFR + 0.23%)(b)	0.25%	07/06/2021	10,000	10,000,000

Federal National Mortgage Association (SOFR + 0.30%)(b)	0.32%	01/07/2022	20,000	20,000,000

Federal National Mortgage Association (SOFR + 0.22%)(b)	0.27%	03/16/2022	10,000	10,000,000

				65,000,000

Total U.S. Government Sponsored Agency Securities (Cost $114,999,839)				114,999,839

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-69.08% (Cost $240,489,733)				240,489,733

			Repurchase Amount
Repurchase Agreements-32.17%(c)
Credit Agricole Corporate & Investment Bank, agreement dated 06/30/2021, maturing value of $30,000,046 (collateralized by a domestic agency mortgage-backed security valued at $30,600,047; 2.00%; 01/20/2051)	0.06%	07/01/2021	30,000,046	30,000,000

RBC Dominion Securities Inc., agreement dated 06/30/2021, maturing value of $27,000,038 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $27,540,060; 0.75% - 5.00%; 06/30/2026 - 07/01/2051)	0.05%	07/01/2021	27,000,038	27,000,000

TD Securities (USA) LLC, term agreement dated 06/30/2021, maturing value of $55,000,535 (collateralized by a U.S. government sponsored agency obligation valued at $56,100,621; 0.06%; 06/21/2022)(d)	0.05%	07/07/2021	55,000,535	55,000,000

Total Repurchase Agreements (Cost $112,000,000)				112,000,000

TOTAL INVESTMENTS IN SECURITIES(e)-101.25% (Cost $352,489,733)				352,489,733

OTHER ASSETS LESS LIABILITIES-(1.25)%				(4,366,694)

NET ASSETS-100.00%				$348,123,039

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2021.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity*

In days, as of 06/30/2021

1-7	43.7%
8-30	7.8
31-60	5.5
61-90	9.5
91-180	9.8
181+	23.7

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. U.S. Government Money Portfolio

Statement of Assets and Liabilities

June 30, 2021

(Unaudited)

Assets:
Investments in securities, excluding repurchase agreements, at value and cost	$240,489,733
Repurchase agreements, at value and cost	112,000,000
Cash	818,131
Receivable for:
Fund shares sold	45,640
Interest	46,597
Fund expenses absorbed	117,987
Total assets	353,518,088

Liabilities:
Payable for:
Investments purchased	4,999,174
Fund shares reacquired	149,986
Dividends	1,480
Accrued fees to affiliates	155,027
Accrued trustees’ and officers’ fees and benefits	1,320
Accrued operating expenses	88,062
Total liabilities	5,395,049
Net assets applicable to shares outstanding	$348,123,039

Net assets consist of:
Shares of beneficial interest	$348,026,105
Distributable earnings	96,934
$348,123,039

Net Assets:
Series I	$348,112,685
Series II	$10,354

Shares outstanding, no par value, unlimited number of shares authorized:
Series I	347,986,099
Series II	10,350
Series I:
Net asset value and offering price per share	$1.00
Series II:
Net asset value and offering price per share	$1.00

Statement of Operations

For the six months ended June 30, 2021

(Unaudited)

Investment income:
Interest	$198,328

Expenses:
Advisory fees	768,069
Administrative services fees	96,022
Distribution fees - Series II	13
Transfer agent fees	2,652
Trustees’ and officers’ fees and benefits	13,969
Reports to shareholders	5,075
Professional services fees	19,347
Other	2,574
Total expenses	907,721
Less: Fees waived and expenses reimbursed	(724,899)
Net expenses	182,822
Net investment income	15,506
Net increase in net assets resulting from operations	$15,506

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. U.S. Government Money Portfolio

Statement of Changes in Net Assets

For the six months ended June 30, 2021 and the year ended December 31, 2020

(Unaudited)

	June 30, 2021	December 31, 2020
Operations:
Net investment income	$15,506	$1,145,966
Net realized gain	-	90,321
Net increase in net assets resulting from operations	15,506	1,236,287
Distributions to shareholders from distributable earnings:
Series I	(15,504)	(1,145,947)
Series II	(2)	(19)
Total distributions from distributable earnings	(15,506)	(1,145,966)
Share transactions-net:
Series I	(16,492,569)	(5,244,425)
Series II	350	-
Net increase (decrease) in net assets resulting from share transactions	(16,492,219)	(5,244,425)
Net increase (decrease) in net assets	(16,492,219)	(5,154,104)
Net assets:
Beginning of period	364,615,258	369,769,362
End of period	$348,123,039	$364,615,258

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. U.S. Government Money Portfolio

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income to average net assets
Series I
Six months ended 06/30/21	$1.00	$0.00	$ -	$0.00	$(0.00)	$1.00	0.00%	$ 348,113	0.10	%(d)	0.52	%(d)	0.01	%(d)
Year ended 12/31/20	1.00	0.00	0.00	0.00	(0.00)	1.00	0.22	364,605	0.24		0.48		0.09
Year ended 12/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	1.71	369,759	0.50		0.54		1.82
Year ended 12/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.35	3,055,726	0.50		0.56		1.54
Year ended 12/31/17	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.39	425,604	0.50		0.59		0.39
Year ended 12/31/16	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.01	541,970	0.35		0.55		0.01
Series II
Six months ended 06/30/21	1.00	0.00	-	0.00	(0.00)	1.00	0.00	10	0.10	(d)	0.77	(d)	0.01	(d)
Year ended 12/31/20	1.00	0.00	0.00	0.00	(0.00)	1.00	0.17	10	0.29		0.73		0.04
Period ended 12/31/19(e)	1.00	0.01	0.00	0.01	(0.01)	1.00	0.78	10	0.72	(f)	0.72	(f)	1.61	(f)

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended December 31, 2019, 2018, 2017 and 2016, respectively.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $355,406 and $10 for Series I and Series II shares, respectively.
(e)	Commencement date after the close of business on May 24, 2019.
(f)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco V.I. U.S. Government Money Portfolio

Notes to Financial Statements

June 30, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco V.I. U.S. Government Money Portfolio, formerly Invesco Oppenheimer V.I. Government Money Fund, (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.

The Fund’s investment objective is to seek income consistent with stability of principal.

The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations - The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared daily and paid monthly to separate accounts of participating insurance companies. Distributions from net realized gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown

Invesco V.I. U.S. Government Money Portfolio

as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment adviser or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

K.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets*	Rate
First $ 500 million	0.450%
Next $500 million	0.425
Next $500 million	0.400
Over $1.5 billion	0.375

*The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended June 30, 2021, the effective advisory fees incurred by the Fund was 0.44%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective June 1, 2021, the Adviser has contractually agreed, through at least June 30, 2022, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of the Fund’s average daily net assets (the “expense limits”). Prior to June 1, 2021, the Adviser had contractually agreed to limit expenses (excluding certain items discussed below) of Series I shares to 0.50% and Series II shares to 0.75% of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waivers and/or expense reimbursements to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

The Adviser and/or Invesco Distributors, Inc., (“IDI”) voluntarily agreed to waive fees and/or reimburse expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended June 30, 2021, Invesco contractually waived fund level advisory fees of $7,150, voluntarily waived advisory fees of $717,736 and reimbursed class level expenses of $13 for Series II shares in order to increase the Fund’s yield.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2021, Invesco was paid $77,918 for accounting and fund administrative services and was reimbursed $18,104 for fees paid to insurance companies. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as custodian and fund accountant and provides certain administrative services to the Fund.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2021, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with IDI to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2021, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

Invesco V.I. U.S. Government Money Portfolio

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of June 30, 2021, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have any capital loss carryforward as of December 31, 2020.

NOTE 7–Share Information

	Summary of Share Activity

	Six months ended June 30, 2021(a)		Year ended December 31, 2020

	Shares	Amount	Shares	Amount

Sold:
Series I	22,117,892	$22,117,892	2,362,230,625	$2,362,230,625

Series II	350	350	-	-

Issued as reinvestment of dividends:
Series I	15,503	15,503	1,144,201	1,144,201

Reacquired:
Series I	(38,625,964)	(38,625,964)	(2,368,619,251)	(2,368,619,251)

Net increase (decrease) in share activity	(16,492,219)	$(16,492,219)	(5,244,425)	$(5,244,425)

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 89% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with the entity whereby the entity sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to the entity, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by the entity are also owned beneficially.

Invesco V.I. U.S. Government Money Portfolio

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.

    The actual and hypothetical expenses in the examples below do not represent the effect of any fees or other expenses assessed in connection with a variable product; if they did, the expenses shown would be higher while the ending account values shown would be lower.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds.

Class	Beginning Account Value (01/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (06/30/21)[1]	Expenses Paid During Period[2]	Ending Account Value (06/30/21)	Expenses Paid During Period[2]
Series I	$1,000.00	$1,000.00	$0.50	$1,024.30	$0.50	0.10%
Series II	1,000.00	1,000.00	0.50	1,024.30	0.50	0.10

[1]

The actual ending account value is based on the actual total return of the Fund for the period January 1, 2021 through June 30, 2021, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

Invesco V.I. U.S. Government Money Portfolio

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. U.S. Government Money Portfolio’s (formerly, Invesco Oppenheimer V.I. Government Money Fund) (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the

Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to the Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

    The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe. The Board noted that performance of Series I shares of the Fund was in the fourth quintile of its performance universe for the one year period and the third quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Series I shares of the Fund was below the performance universe median for the one year period and reasonably comparable to the performance universe median for the three and five year periods. The Board considered that the Fund was created in connection with Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”) and that the Fund’s performance prior to the closing of the Transaction on May 24, 2019 is that of its predecessor fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Series I shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to

Invesco V.I. U.S. Government Money Portfolio

what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees was in the fifth quintile of its expense group and discussed with management reasons for such relative contractual management fees. The Board also noted voluntary waivers to maintain a positive yield in effect for the Fund.

    The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

    The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of the Fund.

Invesco V.I. U.S. Government Money Portfolio

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 10, 2021, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 10, 2021, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	August 20, 2021

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	August 20, 2021

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	August 20, 2021